As filed with the Securities and Exchange Commission
on June 17, 2005
Registration No. 333-_____

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. ___	☐

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940	☐

Amendment No. ___	☐

(Check appropriate box or boxes)

NATIONS FUNDS TRUST

(Exact Name of Registrant as specified in Charter)
101 South Tryon Street
Charlotte, NC 28255
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 321-7854
Scott Henderson
c/o Columbia Management Group
100 Federal Street
Boston, MA 02110
(Name and Address of Agent for Service)

With copies to:
Marco E. Adelfio, Esq.
Steven G. Cravath, Esq.
Morrison & Foerster LLP
2000 Pennsylvania Ave., N.W.
Suite 5500
Washington, D.C. 20006

It is proposed pursuant to Rule 488 under the Securities Act of 1933 that this filing will become effective on July 17, 2005.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed on June 22, 2004, the notice required by Rule 24f-2 for its fiscal year ended March 31, 2005 (File Nos. 333-89661; 811-9645).

Nations Funds Trust
Cross-Reference Sheet

PART A

Item No.	Item Caption	Prospectus Caption
1	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	COVER PAGE OF REGISTRATION STATEMENT; CROSS-REFERENCE SHEET; FRONT COVER PAGE OF PROXY STATEMENT/PROSPECTUS

2	Beginning and Outside Back Cover Page of Prospectus	TABLE OF CONTENTS

3	Fee Table, Synopsis Information, and Risk Factors	SUMMARY – FEE TABLES; OVERVIEW OF THE REORGANIZATION AGREEMENT; OVERVIEW OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES; OVERVIEW OF SERVICE PROVIDERS; OVERVIEW OF PURCHASE, REDEMPTION, DISTRIBUTION, EXCHANGE AND OTHER POLICIES AND PROCEDURES; FEDERAL INCOME TAX CONSEQUENCES; PRINCIPAL RISK FACTORS.

Item No.	Item Caption	Prospectus Caption
4	Information About the Transaction	THE REORGANIZATIONS — DESCRIPTION OF THE REORGANIZATION AGREEMENT; REASONS FOR THE REORGANIZATIONS AND OTHER CONSIDERATIONS; BOARD CONSIDERATION; COMPARISON OF INVESTMENT MANAGEMENT, INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES; COMPARISON OF PERFORMANCE; COMPARISON OF INVESTMENT POLICIES AND LIMITATIONS; COMPARISON OF FORMS OF BUSINESS ORGANIZATIONS; COMPARISON OF SERVICE PROVIDERS; COMPARISON OF ADVISORY SERVICES AND FEES; COMPARISON OF PURCHASE, REDEMPTION, DISTRIBUTION AND EXCHANGE POLICIES AND OTHER SHAREHOLDER TRANSACTIONS AND SERVICES; MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES; CAPITALIZATION

5	Information About the Registrant	N/A

6	Information About the Fund Being Acquired	ADDITIONAL INFORMATION

7	Voting Information	VOTING MATTERS — GENERAL INFORMATION; QUORUM; SHAREHOLDER APPROVAL; PRINCIPAL SHAREHOLDERS; ANNUAL MEETINGS AND SHAREHOLDER MEETINGS

8	Interest of Certain Persons and Experts	NOT APPLICABLE

9	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	NOT APPLICABLE

PART B

Statement of Additional
Item No.	Item Caption	Information Caption
10	Cover Page	COVER PAGE

11	Table of Contents	TABLE OF CONTENTS

12	Additional Information About the Registrant	INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

13	Additional Information About the Fund Being Acquired	INCORPORATION OF DOCUMENTS BY REFERENCE IN STATEMENT OF ADDITIONAL INFORMATION

14	Financial Statements	EXHIBITS TO STATEMENT OF ADDITIONAL INFORMATION

PART C

Item No.
15-17	Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

COLUMBIA FUNDS TRUST I
Columbia Tax-Managed Value Fund

COLUMBIA FUNDS TRUST III
Columbia Intermediate Government Income Fund
Columbia Mid Cap Value Fund

COLUMBIA FUNDS TRUST V
Columbia Florida Intermediate Municipal Bond Fund
Columbia Large Company Index Fund
Columbia Small Company Index Fund

COLUMBIA FUNDS TRUST VI
Columbia Growth & Income Fund

COLUMBIA FIXED INCOME SECURITIES FUND, INC.
COLUMBIA SHORT TERM BOND FUND, INC.

One Financial Center
Boston, Massachusetts 02111
Telephone: (800) 426-3750

NATIONS FUNDS TRUST
Nations Florida Municipal Bond Fund
Nations Short-Intermediate Government Fund

One Bank of America Plaza
101 South Tryon Street
Charlotte, North Carolina 28255
Telephone: (800) 321-7854

July 17, 2005

Dear Shareholder:

     We are pleased to invite you to special meetings of shareholders of Columbia Funds and Nations Funds noted above (each a “Fund,” and collectively, the “Funds”). The meetings will be jointly held at 10:00 a.m., Eastern time, on September 16, 2005, at One Financial Center, Boston, Massachusetts (the “Meetings”). At the Meetings, you will be asked to approve a reorganization (each a “Reorganization,” and collectively the “Reorganizations”) of your Fund into a corresponding acquiring mutual fund (an “Acquiring Fund”) in Nations Funds Trust. With respect to the Columbia Funds only, you will be asked to vote on the election of Trustees/Directors of your Fund.

     The proposed Reorganizations are recommended by Banc of America Capital Management, LLC (“BACAP”), the investment adviser for the Nations Funds, and Columbia Management Group, Inc. (“Columbia Management Group”), the parent company of the investment adviser to the Columbia Funds (BACAP and Columbia Management Group are collectively, “Management”). Management and the Funds’ Boards of Directors/Trustees (the “Boards”) believe that the proposed Reorganizations will accomplish two important goals. First, by reorganizing Funds with similar investment objectives and principal investment strategies, Management can create larger, more efficient investment portfolios. Second, by streamlining their product offerings, Management can more efficiently concentrate their investment management and distribution resources on a more focused group of portfolios.

     If shareholder approval is obtained and the other conditions to the Reorganizations are satisfied, it is anticipated that your Fund will be reorganized into its Acquiring Fund by September 2005, when Fund shares will be exchanged for shares of a designated class of shares of the corresponding Acquiring Fund of equal dollar value.

It is expected that the exchange of shares in each Reorganization will be tax-free for U.S. federal income tax purposes.

     THE BOARDS UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION OF YOUR FUND.

     THE BOARDS UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR ALL OF THE NOMINEES FOR TRUSTEES/DIRECTORS OF YOUR FUND.

     The formal Notice of Special Meetings, Combined Proxy Statement/Prospectus and Proxy Ballot(s) are enclosed. The Reorganizations and the reasons for the unanimous recommendation of the Boards are discussed in more detail in the enclosed materials, which you should read carefully. If you have any questions, please do not hesitate to contact us at the toll-free number set forth above. We look forward to your attendance at the meetings or to receiving your Proxy Ballot so that your shares may be voted at the meetings.

     We appreciate your participation and prompt response in these matters and thank you for you continued support.

Sincerely,

CHRISTOPHER L. WILSON
President and Chief Executive Officer

Nations Funds Trust
Columbia Trust I
Columbia Trust III
Columbia Trust V
Columbia Trust VI
Columbia Fixed Income Securities Fund, Inc.
Columbia Short Term Bond Fund, Inc.

YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY SUBMITTING YOUR PROXY BALLOT ACCORDING TO THE INSTRUCTIONS SHOWN ON THE BALLOTS.

 ii

COLUMBIA FUNDS TRUST I
Columbia Tax-Managed Value Fund

COLUMBIA FUNDS TRUST III
Columbia Intermediate Government Income Fund
Columbia Mid Cap Value Fund

COLUMBIA FUNDS TRUST V
Columbia Florida Intermediate Municipal Bond Fund
Columbia Large Company Index Fund
Columbia Small Company Index Fund

COLUMBIA FUNDS TRUST VI
Columbia Growth & Income Fund

One Financial Center
Boston, Massachusetts 02111

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
To Be Held on September 16, 2005

Shareholders:

     PLEASE TAKE NOTE THAT special meetings of shareholders of the Columbia Funds noted above (the “Funds”) will be held jointly at 10:00 a.m., Eastern time, on September 16, 2005, at One Financial Center, Boston, Massachusetts, for the following purpose:

     ITEM 1. To approve an Agreement and Plan of Reorganization, as described in the accompanying Combined Proxy Statement/Prospectus.

     ITEM 2. To elect Trustees of Columbia Funds Trust I, Columbia Funds Trust III, Columbia Funds Trust V and Columbia Funds Trust VI. Mses. Kelly and Verville and Messrs. Hacker, Lowry, Mayer, Nelson, Neuhauser, Simpson, Stitzel, Theobald and Woolworth (each of whom has agreed to serve) are nominees for election as Trustees and are to be elected by the shareholders of the Funds of Columbia Funds Trust I, Columbia Funds Trust III, Columbia Funds Trust V and Columbia Funds Trust VI.

     ITEM 3. Such other business as may properly come before the meetings or any adjournment(s).

     THE BOARDS OF TRUSTEES OF COLUMBIA FUNDS TRUST I, COLUMBIA FUNDS TRUST III, COLUMBIA FUNDS TRUST V AND COLUMBIA FUNDS TRUST VI (THE “BOARDS”) UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION OF YOUR FUND.

     THE BOARDS UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR ALL OF THE NOMINEES FOR TRUSTEES OF YOUR FUND.

     Shareholders of record as of the close of business on July 8, 2005 are entitled to notice of, and to vote at the meetings or any adjournment(s) thereof.

By Order of the Boards,

R. SCOTT HENDERSON
Secretary
Columbia Trust I
Columbia Trust III
Columbia Trust V
Columbia Trust VI

July 17, 2005

COLUMBIA FIXED INCOME SECURITIES FUND, INC.
COLUMBIA SHORT TERM BOND FUND, INC.

One Financial Center
Boston, Massachusetts 02111

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
To Be Held on September 16, 2005

Shareholders:

     PLEASE TAKE NOTE THAT special meetings of shareholders of Columbia Fixed Income Securities Fund, Inc. and Columbia Short Term Bond Fund, Inc. (the “Funds”) will be held jointly at 10:00 a.m., Eastern time, on September 16, 2005, at One Financial Center, Boston, Massachusetts, for the following purpose:

     ITEM 1. To approve an Agreement and Plan of Reorganization, as described in the accompanying Combined Proxy Statement/Prospectus, which among other things, contemplates the dissolution of the Funds under state law.

     ITEM 2. To elect Directors of the Funds. Mses. Kelly and Verville and Messrs. Hacker, Lowry, Mayer, Nelson, Neuhauser, Simpson, Stitzel, Theobald and Woolworth (each of whom has agreed to serve) are nominees for election as Directors and are to be elected by the shareholders of the Funds.

     ITEM 3. Such other business as may properly come before the meetings or any adjournment(s).

     Shareholders of the Columbia Fixed Income Securities Fund and the Columbia Short Term Bond Fund are or may be entitled to asset dissenters’ rights under Oregon law. Please see “The Reorganizations – Description of the Reorganization Agreement” in the enclosed Proxy/Prospectus.

     THE BOARDS OF DIRECTORS OF THE FUNDS (THE “BOARDS”) UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION OF YOUR FUND, INCLUDING THE DISSOLUTION OF EACH FUND FOLLOWING THE PROPOSED REORGANIZATIONS.

     THE BOARDS UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR ALL OF THE NOMINEES FOR DIRECTORS OF YOUR FUND.

     Shareholders of record as of the close of business on July 8, 2005 are entitled to notice of, and to vote at the meetings or any adjournment(s) thereof.

By Order of the Boards,

R. SCOTT HENDERSON
Secretary
Columbia Fixed Income Securities Fund, Inc.
Columbia Short Term Bond Fund, Inc.

July 17, 2005

2

NATIONS FUNDS TRUST
Nations Florida Municipal Bond Fund
Nations Short-Intermediate Government Fund

One Bank of America Plaza
101 South Tryon Street
Charlotte, North Carolina 28255

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
To Be Held on September 16, 2005

Shareholders:

     PLEASE TAKE NOTE THAT special meetings of shareholders of the Nations Funds noted above will be held jointly at 10:00 a.m., Eastern time, on September 16, 2005, at One Financial Center, Boston, Massachusetts, for the following purpose:

     ITEM 1. To approve an Agreement and Plan of Reorganization, as described in the accompanying Combined Proxy Statement/Prospectus.

     ITEM 2. Such other business as may properly come before the meetings or any adjournment(s).

     THE BOARD OF TRUSTEES OF NATIONS FUNDS TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSED REORGANIZATION OF YOUR FUND.

     Shareholders of record as of the close of business on July 8, 2005 are entitled to notice of, and to vote at the meetings or any adjournment(s) thereof.

By Order of the Board,

R. SCOTT HENDERSON
Secretary
Nations Funds Trust

July 17, 2005

3

COMBINED PROXY STATEMENT/PROSPECTUS
Dated July 17, 2005

PROXY STATEMENT FOR:

COLUMBIA FUNDS TRUST I
Columbia Tax-Managed Value Fund

COLUMBIA FUNDS TRUST III
Columbia Intermediate Government Income Fund
Columbia Mid Cap Value Fund

COLUMBIA FUNDS TRUST V
Columbia Florida Intermediate Municipal Bond Fund
Columbia Large Company Index Fund
Columbia Small Company Index Fund

COLUMBIA FUNDS TRUST VI
Columbia Growth & Income Fund

COLUMBIA FIXED INCOME SECURITIES FUND, INC.
COLUMBIA SHORT TERM BOND FUND, INC.

One Financial Center
Boston, Massachusetts 02111
Telephone: (800) 426-3750

NATIONS FUNDS TRUST
Nations Florida Municipal Bond Fund
Nations Short-Intermediate Government Fund

PROSPECTUS FOR:

NATIONS FUNDS TRUST
Nations Bond Fund
Nations Florida Intermediate Municipal Bond Fund
Nations Intermediate Bond Fund
Nations LargeCap Index Fund
Nations MidCap Value Fund
Nations SmallCap Index Fund
Nations Short-Term Income Fund
Nations Value Fund

One Bank of America Plaza
101 South Tryon Street
Charlotte, North Carolina 28255
Telephone: (800) 321-7854

1

     For ease of reading, certain terms or names that are used in this Proxy/Prospectus have been shortened or abbreviated. A list of these terms and their corresponding full names or definitions can be found at Appendix A. A shareholder may find it helpful to review the terms and names in Appendix A before reading this Proxy/Prospectus.

     This Proxy/Prospectus contains information that you should know before voting on the following proposals:

To be voted on by
Proposal:	shareholders of:
ITEM 1. Approval of an Agreement and Plan of Reorganization, as described in the accompanying Combined Proxy Statement/Prospectus.	Columbia Fixed Income Securities Fund, Inc, Columbia Florida Intermediate Municipal Bond Fund, Columbia Intermediate Government Income Fund, Columbia Growth & Income Fund, Columbia Large Company Index Fund, Columbia Mid Cap Value Fund, Columbia Short Term Bond Fund, Inc., Columbia Small Company Index Fund, Columbia Tax-Managed Value Fund, Nations Florida Municipal Bond Fund and Nations Short-Intermediate Government Fund

ITEM 2. The election of the Trustees/Directors of your Fund.	Columbia Tax-Managed Value Fund, Columbia Intermediate Government Income Fund, Columbia Mid Cap Value Fund, Columbia Florida Intermediate Municipal Bond Fund, Columbia Large Company Index Fund, Columbia Small Company Index Fund, Columbia Growth & Income Fund, Columbia Fixed Income Securities Fund, Inc., Columbia Short Term Bond Fund, Inc.

     This Proxy/Prospectus, which should be read carefully and retained for future reference, sets forth concisely information about the proposed Reorganizations, and information about each Acquiring Fund that a shareholder should know before deciding how to vote. It is both a proxy statement for the Meetings and a prospectus offering shares in each Acquiring Fund. It is expected that this Proxy/Prospectus will be mailed to shareholders on or about July 27, 2005.

     Additional information about each Fund and its Acquiring Fund is available in their prospectuses, statements of additional information (or SAIs) and annual and semi-annual reports to shareholders. The information contained in the prospectuses for each Fund and Acquiring Fund is legally deemed to be part of this Proxy/Prospectus and is incorporated by reference. In addition, a copy of the appropriate Acquiring Fund prospectus also accompanies this Proxy/Prospectus. The Nations Funds’ annual reports to shareholders for the fiscal years ended March 31, 2005 previously have been mailed to shareholders. The following annual reports also have been previously mailed to shareholders: Columbia Large Company Index Fund and Columbia Small Company Index Fund for the fiscal years ended March 31, 2005; Columbia Intermediate Government Income Fund for the fiscal year ended April 30, 2005; Columbia Growth & Income Fund for the fiscal year ended July 31, 2004; Columbia Short Term Bond Fund, Inc. and Columbia Fixed Income Securities Fund, Inc. for the fiscal years ended August 31, 2004; Columbia Mid Cap Value Fund for the fiscal year ended September 30, 2004; and Columbia Tax-Managed Value Fund and Columbia Florida Intermediate Municipal Bond Fund for the fiscal years ended October 31, 2004. Subsequent to the mailing of the Funds’ annual shareholder reports, the following semi-annual reports also have been previously mailed to shareholders: Columbia Growth & Income Fund for the fiscal period ended January 31, 2005; Columbia Short Term Bond Fund, Inc. and Columbia Fixed Income Securities Fund, Inc. for the fiscal period ended February 28, 2005; Columbia Mid Cap Value Fund for the fiscal period ended March 31, 2005; and Columbia Tax-Managed Value Fund and Columbia Florida Intermediate Municipal Bond Fund for the fiscal period ended April 30, 2005.

     The SAI relating to this Proxy/Prospectus is incorporated by reference and is dated July 15, 2005. Additional copies of any Columbia Funds documents are available without charge by writing to the address given above or by calling (800) 426-3750. Additional copies of any Nations Funds documents are available without charge by writing to address given above or by calling (800) 321-7854. These documents also are available on the SEC’s website at www.sec.gov.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROXY/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

2

     The Meetings have been called to consider the Reorganization Agreement dated as of                     , 2005 that provides for the Reorganization of each Fund into its respective Acquiring Fund as shown below:

YOU WOULD RECEIVE SHARES OF THIS
IF YOU OWN SHARES IN THIS FUND		ACQUIRING FUND IN THE REORGANIZATION

Columbia Fixed Income Securities Fund, Inc.	è	Nations Bond Fund
Class A Shares		Investor A Shares
Class B Shares		Investor B Shares
Class C Shares		Investor C Shares
Class D Shares		Investor C Shares
Class Z Shares		Primary A Shares

Columbia Florida Intermediate Municipal Bond Fund	è	Nations Florida Intermediate Municipal Bond Fund
Class A Shares		Investor A Shares
Class B Shares		Investor B Shares
Class C Shares		Investor C Shares
Class Z Shares		Primary A Shares

Nations Florida Municipal Bond Fund	ì
Investor A Shares
Investor B Shares
Investor C Shares
Primary A Shares

Columbia Growth & Income Fund	è	Nations Value Fund
Class A Shares		Investor A Shares
Class B Shares		Investor B Shares
Class C Shares		Investor C Shares
Class Z Shares		Primary A Shares

Columbia Tax-Managed Value Fund	ì
Class A Shares
Class B Shares
Class C Shares
Class Z Shares

Columbia Intermediate Government Income Fund	è	Nations Intermediate Bond Fund
Class A Shares		Investor A Shares
Class B Shares		Investor B Shares
Class C Shares		Investor C Shares
Class Z Shares		Primary A Shares
Class G Shares		Investor A Shares
Class T Shares		Investor A Shares

Columbia Large Company Index Fund	è	Nations LargeCap Index Fund
Class A Shares		Investor A Shares
Class B Shares		Investor B Shares (shell class)
Class C Shares		Investor A Shares
Class Z Shares		Primary A Shares

Columbia Mid Cap Value Fund	è	Nations MidCap Value Fund
Class A Shares		Investor A Shares
Class B Shares		Investor B Shares
Class C Shares		Investor C Shares
Class Z Shares		Primary A Shares

Columbia Short Term Bond Fund, Inc.	è	Nations Short-Term Income Fund
Class A Shares		Investor A Shares
Class B Shares		Investor B Shares
Class C Shares		Investor C Shares
Class D Shares		Investor C Shares
Class Z Shares		Primary A Shares
Class G Shares		Investor A Shares
Class T Shares		Investor A Shares

Nations Short-Intermediate Government Fund	ì
Investor A Shares
Investor B Shares
Investor C Shares

3

YOU WOULD RECEIVE SHARES OF THIS
IF YOU OWN SHARES IN THIS FUND		ACQUIRING FUND IN THE REORGANIZATION
Primary A Shares

Columbia Small Company Index Fund	è	Nations SmallCap Index Fund
Class A Shares		Investor A Shares
Class B Shares		Investor A Shares
Class C Shares		Investor A Shares
Class Z Shares		Primary A Shares

4

TABLE OF CONTENTS

ITEM 1 – APPROVAL OF THE REORGANIZATION AGREEMENT

SUMMARY OF PROPOSED REORGANIZATIONS

     The following is an overview of certain information relating to the proposed Reorganizations. More complete information is contained throughout the Proxy/Prospectus and its Appendices.

Fee Tables

     The table shows: (i) the current total operating expense ratios of each Fund; and (ii) the pro forma total operating expense ratios of its corresponding Acquiring Fund. The current total operating expense ratios of each Fund and the pro forma total operating expense ratios shown below are both before and after waivers and/or reimbursements and are as of March 31, 2005. The table shows that (after waivers and reimbursements) the pro forma expense ratios of the Acquiring Funds after the Reorganizations are expected to be no higher than for the Funds and in many cases are expected to be lower. All expense ratios shown are annualized total operating expense ratios. Pro forma total operating expense ratios are based upon the fee arrangements that will be in place upon consummation of the Reorganizations and assume in each case that a Funds’ shareholders approve the Reorganizations. It is possible that one Fund’s shareholders will approve a Reorganization while the shareholders of another Fund involved in the same Reorganization does not. These scenarios (if they result in any change to a shareholder’s current total operating expense ratios) are shown, along with other detailed pro forma total operating expense information, in Appendix B.

Pro Forma Total
	Total Operating			Operating Expense
	Expense Ratios			Ratios (before/after
	(before/after waivers		Combined Acquiring Fund/	waivers and
Fund/Share Class	and reimbursements)		Class Post-Reorganization	reimbursements)*
Columbia Fixed Income Securities Fund, Inc.		→	Nations Bond Fund
Class A Shares	1.00%/1.00%		Investor A Shares	0.79%/0.79%
Class B Shares	1.75%/1.75%		Investor B Shares	1.54%/1.54%
Class C Shares	1.75%/1.60%		Investor C Shares	1.54%/1.54%
Class D Shares	1.75%/1.60%		Investor C Shares	1.54%/1.54%
Class Z Shares	0.75%/0.75%		Primary A Shares	0.54%/0.54%

Columbia Florida Intermediate Municipal Bond Fund		→	Nations Florida Intermediate Municipal Bond Fund
Class A Shares	1.05%/1.05%		Investor A Shares	0.95%/0.75%
Class B Shares	1.80%/1.80%		Investor B Shares	1.70%/1.50%
Class C Shares	1.80%/1.80%		Investor C Shares	1.70%/1.50%
Class Z Shares	0.80%/0.80%		Primary A Shares	0.70%/0.50%

Nations Florida Municipal Bond Fund*		→	Nations Florida Intermediate Municipal Bond Fund
Investor A Shares	1.02%/0.85%		Investor A Shares	0.95%/0.75%
Investor B Shares	1.77%/1.60%		Investor B Shares	1.70%/1.50%
Investor C Shares	1.77%/1.60%		Investor C Shares	1.70%/1.50%
Primary A Shares	0.77%/0.60%		Primary A Shares	0.70%/0.50%

Columbia Growth & Income Fund		→	Nations Value Fund
Class A Shares	1.23%/1.23%		Investor A Shares	0.99%/0.98%
Class B Shares	1.98%/1.98%		Investor B Shares	1.74%/1.73%
Class C Shares	1.98%/1.98%		Investor C Shares	1.74%/1.73%
Class Z Shares	0.98%/0.98%		Primary A Shares	0.74%/0.73%

Columbia Tax-Managed Value Fund		→	Nations Value Fund
Class A Shares	1.44%/1.44%		Investor A Shares	0.99%/0.98%
Class B Shares	2.14%/2.14%		Investor B Shares	1.74%/1.73%
Class C Shares	2.14%/2.14%		Investor C Shares	1.74%/1.73%
Class Z Shares	1.14%/1.14%		Primary A Shares	0.74%/0.73%

Columbia Intermediate Government Income Fund		→	Nations Intermediate Bond Fund
Class A Shares	0.92%/0.92%		Investor A Shares	0.92%/0.92%
Class B Shares	1.67%/1.67%		Investor B Shares	1.58%/1.58%
Class C Shares	1.67%/1.67%		Investor C Shares	1.58%/1.58%

Pro Forma Total
	Total Operating			Operating Expense
	Expense Ratios			Ratios (before/after
	(before/after waivers		Combined Acquiring Fund/	waivers and
Fund/Share Class	and reimbursements)		Class Post-Reorganization	reimbursements)*
Class Z Shares	0.67%/0.67%		Primary A Shares	0.58%/0.58%
Class G Shares	1.47%/1.47%		Investor A Shares	0.83%/0.82%
Class T Shares	0.82%/0.82%		Investor A Shares	0.82%/0.82%

Columbia Large Company Index Fund		→	Nations LargeCap Index Fund
Class A Shares	0.45%/0.45%		Investor A Shares	0.45%/0.39%
Class B Shares	1.20%/1.20%		Investor B Shares (shell class)	1.20%/1.14%
Class C Shares	1.20%/1.20%		Investor A Shares	0.45%/0.39%
Class Z Shares	0.27%/0.27%		Primary A Shares	0.20%/0.14%

Columbia Mid Cap Value Fund		→	Nations MidCap Value Fund
Class A Shares	1.13%/1.13%		Investor A Shares	1.07%/1.07%
Class B Shares	1.88%/1.88%		Investor B Shares	1.82%/1.82%
Class C Shares	1.88%/1.88%		Investor C Shares	1.82%/1.82%
Class Z Shares	0.89%/0.89%		Primary A Shares	0.83%/0.83%

Columbia Short Term Bond Fund, Inc.		→	Nations Short-Term Income Fund
Class A Shares	0.89%/0.89%		Investor A Shares	0.76%/0.73%
Class B Shares	1.64%/1.64%		Investor B Shares	1.51%/1.48%
Class C Shares	1.64%/1.04%		Investor C Shares	1.51%/1.48%
Class D Shares	1.64%/1.04%		Investor C Shares	1.51%/1.48%
Class Z Shares	0.64%/0.64%		Primary A Shares	0.51%/0.48%
Class G Shares	1.44%/1.44%		Investor A Shares	0.76%/0.73%
Class T Shares	0.79%/0.79%		Investor A Shares	0.76%/0.73%

Nations Short-Intermediate Government Fund*		→	Nations Short-Term Income Fund
Investor A Shares	0.80%/0.80%		Investor A Shares	0.76%/0.73%
Investor B Shares	1.55%/1.55%		Investor B Shares	1.51%/1.48%
Investor C Shares	1.55%/1.55%		Investor C Shares	1.51%/1.48%
Primary A Shares	0.55%/0.55%		Primary A Shares	0.51%/0.49%

Columbia Small Company Index Fund		→	Nations SmallCap Index Fund
Class A Shares	0.46%/0.46%		Investor A Shares	0.45%/0.45%
Class B Shares	1.21%/1.21%		Investor A Shares	0.45%/0.45%
Class C Shares	1.21%/1.21%		Investor A Shares	0.45%/0.45%
Class Z Shares	0.21%/0.21%		Primary A Shares	0.20%/0.20%

*The Nations Funds’ investment adviser and/or some of their other service providers have agreed to waive a portion of their fees until July 31, 2006. There is no guarantee that these waivers will continue after July 31, 2006.

Overview of the Reorganization Agreement

     The document that governs the Reorganizations is the Reorganization Agreement. The Reorganization Agreement provides for: (i) the transfer of all of the assets and liabilities of each Fund to its corresponding Acquiring Fund in exchange for a designated class of shares of the Acquiring Fund; (ii) the distribution of the Acquiring Fund shares to Fund shareholders in liquidation of their Fund; and (iii) in the case of Columbia Fixed Income Securities Fund, Inc. and Columbia Short Term Bond Fund, Inc., the dissolution of each Fund under state law. In other words, as a result of the Reorganizations, Fund shareholders will become shareholders of the corresponding Acquiring Fund and will hold, immediately after the Reorganizations, Acquiring Fund shares of a similar class that have a total dollar value equal to the total dollar value of the Fund shares that the shareholder held immediately before the Reorganizations.

     The Reorganizations are expected to occur in September 2005. It is expected that the exchange of Fund shares for corresponding Acquiring Fund shares in each Reorganization will be tax-free for U.S. federal income tax purposes. Fund shareholders will not pay any sales charge or sales load on the exchange, although the shares that they receive will be subject to contingent deferred sales charges to the extent the shares they currently own are so subject.

     Management, the Funds and the Acquiring Funds will bear the costs associated with the Reorganizations. A Fund or an Acquiring Fund will only receive an allocation of costs related to its Reorganization to the extent that there is an anticipated financial benefit to that Fund’s shareholders. The allocations will be capped at the value of the anticipated financial benefit received by the shareholders for one year. Further, Management has imposed a 75% cap on the amount of costs that either Fund or Acquiring Fund can bear. Accordingly, a Fund or Acquiring Fund will be allocated the lesser of 75% of the total cost associated with its respective Reorganization or an amount equivalent to the value of the benefit that the Fund or Acquiring Fund is expected to receive as part of its Reorganization. The costs include, but are not limited to: (i) expenses associated with the preparation, printing and mailing of any shareholder communications, including the Proxy/Prospectus; (ii) expenses associated with any proxy solicitation firm hired in connection with the Reorganizations; (iii) expenses associated with filings with the SEC or other governmental authorities in connection with the Reorganizations; (iv) legal or audit fees and expenses incurred in connection with the Reorganizations; and (v) the Trustees’/Directors’ fees and expenses incurred as a result of the Reorganizations.

     Each Fund or Acquiring Fund is expected to bear the costs of its Reorganization as follows:

[Insert Table]

     For more information about the Reorganizations and the Reorganization Agreement, see “The Reorganization — Description of the Reorganization Agreement.”

Overview of Investment Objectives and Principal Investment Strategies

Columbia Fixed Income Securities Fund, Inc. and Nations Bond Fund (Acquiring Fund)

     The investment objectives and principal investment strategies of Columbia Fixed Income Securities Fund, Inc. and Nations Bond Fund are similar. Columbia Fixed Income Securities Fund, Inc. seeks a high level of income by investing in a broad range of debt securities with intermediate to long-term maturities. Nations Bond Fund seeks total return by investing in investment grade fixed income securities. Although the principal investment strategies are similar, unlike Columbia Fixed Income Securities Fund, Inc., Nations Bond Fund specifically limits the average dollar-weighted maturity of its investments to 10 years or less, and never more than 15 years.

Columbia Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, and Nations Florida Intermediate Municipal Bond Fund (Acquiring Fund)

     Columbia Florida Intermediate Municipal Bond Fund seeks to attain as high a level of current interest income exempt from federal income tax and, to the extent possible, from personal income tax of Florida, as is consistent with relative stability of principal. Nations Florida Municipal Bond Fund seeks high current income exempt from federal income and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term municipal securities. Nations Florida Intermediate Municipal Bond Fund seeks high current income exempt from federal income and the Florida state intangibles taxes consistent with moderate fluctuation of principal. The principal investment strategies are similar. Columbia Florida Intermediate Municipal Bond Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in the municipal securities of Florida, which are securities issued by that state and other governmental issuers (potentially including issuers located outside that state) and that pay interest which is exempt from both federal income tax (including the federal alternative minimum tax) and the income tax of that state. Nations Florida Municipal Bond Fund and Nations Florida Intermediate Municipal Bond Fund both invest at least 80% of their assets in securities that pay interest exempt from federal income tax and Florida state intangibles tax.

Columbia Growth & Income Fund, Columbia Tax-Managed Value Fund and Nations Value Fund (Acquiring Fund)

     Columbia Growth & Income Fund seeks long-term growth. Columbia Tax-Managed Value Fund seeks long-term capital growth while reducing shareholder exposure to taxes. Nations Value Fund seeks growth of capital by investing in companies that are believed to be undervalued. The principal investment strategies of Columbia Growth & Income Fund, Columbia Tax-Managed Value Fund and Nations Value Fund are similar, except that Columbia Growth & Income Fund invests at least 65% of its total assets in companies with market capitalization over $3 billion. In contrast, neither Columbia Tax-Managed Value Fund nor Nations Value Fund has such a requirement.

Columbia Intermediate Government Income Fund and Nations Intermediate Bond Fund (Acquiring Fund)

     The investment objectives of Columbia Intermediate Government Income Fund and Nations Intermediate Bond Fund are slightly different. Columbia Intermediate Government Income Fund seeks the highest level of current income consistent with prudent risk of capital, while Nations Intermediate Bond Fund seeks to obtain interest income and capital appreciation. The principal investment strategies of Columbia Intermediate Government Income Fund focus a greater percentage of its assets in U.S. Government obligations than Nations Intermediate

Bond Fund. In addition, Nations Intermediate Bond Fund is a feeder fund in a master-feeder structure. Unlike Columbia Intermediate Government Income Fund, which invests directly in portfolio securities, Nations Intermediate Bond Fund invests all of its assets in Nations Intermediate Bond Master Portfolio, which is a series of Nations Master Investment Trust (another registered investment company in the Nations Funds Complex).

Columbia Large Company Index Fund and Nations LargeCap Index Fund (Acquiring Fund)

     Columbia Large Company Index Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of its index, which is the S&P 500 Index. Similarly, Nations LargeCap Index Fund seeks investment results that (before fees and expenses) correspond to the total return of the S&P 500 Index. Columbia Large Company Index Fund pursues an indexing strategy to approximate the investment performance of its index. Similarly, Nations LargeCap Index Fund will invest at least 80% of its assets in common stock that are included in the S&P 500 Index.

Columbia Mid Cap Value Fund and Nations MidCap Value Fund (Acquiring Fund)

     Columbia Mid Cap Value Fund seeks long-term growth. Nation MidCap Value Fund seeks long-term growth with income as a secondary consideration. Columbia Mid Cap Value Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in middle capitalization (mid-cap) stocks. Nations MidCap Value Fund, under normal circumstances, will invest at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell Midcap Value Index (currently between $1.4 billion and $13.4 billion) and that are believed to have the potential for long-term growth.

Columbia Short Term Bond Fund, Inc., Nations Short-Intermediate Government Fund and Nations Short-Term Income Fund (Acquiring Fund)

     The investment objectives of Columbia Short Term Bond Fund, Inc., Nations Short-Intermediate Government Fund, and Nations Short-Term Income Fund are different. Columbia Short Term Bond Fund, Inc. seeks a high level of current income consistent with a high degree of principal stability by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, investment-grade, fixed income securities (rated BBB or higher by Standard & Poor’s (S&P) or Baa or higher by Moody’s Investors Service, Inc. (Moody’s), or if unrated, deemed to be of comparable quality). Nations Short-Intermediate Government Fund seeks high current income with modest fluctuations of principal, while Nations Short-Term Income Fund seeks high current income consistent with minimal fluctuations of principal. The principal investment strategies of Columbia Short Term Bond Fund, Inc. and Nations Short-Intermediate Government Fund focus a greater percentage of their assets in U.S. Government obligations than Nations Short-Term Income Fund, although each has a slightly different duration approach. Columbia Short Term Bond Fund, Inc. intends to invest at least 50% of its assets in direct and indirect U.S. Government obligations and debt securities rated in the two highest categories by S&P. Nations Short-Intermediate Government Fund invests at least 80% of its assets in U.S. Government obligations and repurchase agreements secured by these securities.

Columbia Small Company Index Fund and Nations SmallCap Index Fund (Acquiring Fund)

     Columbia Small Company Index Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of its benchmark index, which is the S&P SmallCap 600 Index. Nations SmallCap Index Fund similarly seeks investment results that (before fees and expenses) correspond to the total return of the S&P SmallCap 600 Index. Columbia Small Company Index Fund pursues an indexing strategy to approximate the investment performance of its index. Similarly, Nations SmallCap Index Fund will invest at least 80% of its assets in common stock that are included in the S&P SmallCap 600 Index

     For additional information about the similarities and differences between the investment objectives and principal investment strategies of the Funds and Acquiring Funds, see “The Reorganizations – Comparison of Investment Management, Investment Objective and Principal Investment Strategies.”

Overview of Service Providers

     BACAP, located at One Bank of America Plaza, Charlotte, North Carolina 28255, is the investment adviser to over 70 mutual funds in the Nations Funds Complex, including the Nations Funds described in this Proxy/Prospectus. BACAP is a registered investment adviser and a wholly-owned subsidiary of Bank of America.

     Columbia, located at 100 Federal Street, Boston, Massachusetts 02110, serves as the Columbia Funds’ investment adviser. After each Columbia Fund reorganizes into its corresponding Acquiring Fund, BACAP will serve as the investment adviser.

     The Acquiring Funds are distributed by BACAP Distributors, LLC (“BACAP Distributors”), a registered broker-dealer located at One Bank of America Plaza, Charlotte, North Carolina 28255. On or about August 20, 2005, BACAP Distributors will merge into Columbia Funds Distributors, Inc., which will be renamed Columbia Management Distributor, Inc. (“CMD”). The Boards have also approved distribution agreements with CMD pursuant to which CMD will replace, on or about August 20, 2005, BACAP Distributors as the exclusive distributor of the Nations Funds, including the Acquiring Funds. CMD may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors. It is also anticipated that Columbia will become administrator of the Nations Funds, including the Acquiring Funds, and will be responsible for overseeing the administrative operations of the Acquiring Funds. The Acquiring Funds will pay CMD a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.

     On or about August 20, 2005, CFSI will become the transfer agent for the Acquiring Funds’ shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

     The administration, distribution and transfer agency service provider changes discussed above are collectively referred to as the “Conversion.”

     State Street Bank and Trust Company, located at 2 Avenue De Lafayette, Boston Massachusetts, 02111-2900, is the custodian for the Columbia Funds’ assets. Bank of New York, 2 Hanson Place, 7th Floor, Brooklyn, N.Y. 11217 serves as custodian for the Nations Funds’ assets, including the Acquiring Funds.

     Ropes & Gray LLP, located at One Financial Center, One International Place, Boston, MA 02111, serves as legal counsel to Columbia Funds Trust I, Columbia Funds Trust III, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Short Term Bond Fund, Inc. and Columbia Fixed Income Securities Fund, Inc.

     Morrison & Foerster LLP, located at 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006, serves as legal counsel to Nations Funds Trust.

     See the discussion under “The Reorganizations — Comparison of Service Providers.”

Overview of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services

     After the Reorganizations, the purchase, redemption, distribution, exchange and other policies and procedures of each share class of the Acquiring Funds will be similar to those of the corresponding designated share class of the Funds prior to the Reorganizations.

     For a more detailed description, see “The Reorganizations — Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services.”

Federal Income Tax Consequences

     The Reorganizations are not expected to result in the recognition of gain or loss, for federal income tax purposes, by the Funds, the Acquiring Funds or their respective shareholders. However, the sale of securities by any Fund prior to the Reorganizations, whether in the ordinary course of business or in anticipation of the Reorganizations, could result in taxable distributions to such Fund’s shareholders. See “The Reorganizations – Material Federal Income Tax Consequences” for additional information. Since their inception, each of the Funds and Acquiring Funds believes it has qualified as a “regulated investment company” under the Code. Accordingly, each Fund and Acquiring Fund believes it has been, and expects to continue to be, relieved of any federal income tax liability on its taxable income distributed to shareholders.

Principal Risk Factors

     The following compares the principal investment risks of the Funds and the Acquiring Funds. In some instances, a risk described by the Columbia Funds was similar to risk described by a Nations Fund, but identified by a different name. For example, investment strategy risk applicable to certain Nations Funds is similar to management risk applicable to certain Columbia Funds. In those instances, the risk, as identified by Columbia Funds, appears in parentheses (i.e., investment strategy (management) risk). A more detailed description of the risks follows the comparisons below.

Columbia Fixed Income Securities Fund, Inc. and Nations Bond Fund (Acquiring Fund)

     Columbia Fixed Income Securities, Inc. and Nations Bond Fund are subject to investment strategy (management) risk, interest rate risk, credit risk, derivatives risk, mortgage-related securities risk and risk associated with investment in U.S. government obligations. Unlike Nations Bond Fund, Columbia Fixed Income Securities Fund, Inc. is subject to market risk, structure risk, prepayment risk, reinvestment risk, and inflation risk. In contrast to Columbia Fixed Income Securities Fund, Inc., Nations Bond Fund is subject to risks associated with changing distribution levels and investment in other Nations funds.

Columbia Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, and Nations Florida Intermediate Municipal Bond Fund (Acquiring Fund)

     Columbia Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, and Nations Florida Intermediate Municipal Bond Fund are each subject to investment strategy (management) risk, interest rate risk, derivatives risk and state-specific risk. In contrast to Nations Florida Municipal Bond Fund and Nations Florida Intermediate Municipal Bond Fund, Columbia Florida Intermediate Municipal Bond Fund is subject to issuer risk, market risk, reinvestment risk, and risks associated with investment in tax-exempt bonds and U.S. government obligations. Unlike Columbia Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund is also subject to credit risk and risk associated with changing distribution levels, holding cash, and certain tax considerations. Nations Florida Intermediate Municipal Bond is subject to the same risks as Nations Florida Municipal Bond Fund.

Columbia Growth & Income Fund, Columbia Tax-Managed Value Fund and Nations Value Fund (Acquiring Fund)

     Columbia Growth & Income Fund, Columbia Tax-Managed Value Fund, and Nations Value Fund are each subject to investment strategy (management) risk and stock market (equity) risk. Columbia Growth & Income Fund and Columbia Tax-Managed Value Fund are both subject to market risk and risk associated with investment in value stocks, small-cap companies, and mid-cap companies. In contrast to Columbia Growth & Income Fund, Columbia Tax-Managed Value Fund and Nations Value Fund are both subject to foreign investment risk. In contrast to Columbia Tax-Managed Value Fund and Nations Value Fund, Columbia Growth & Income Fund is also subject to interest rate risk and risk associated with investment in convertible securities.

Columbia Intermediate Government Income Fund and Nations Intermediate Bond Fund (Acquiring Fund)

     Columbia Intermediate Government Income Fund and Nations Intermediate Bond Fund are both subject to investment strategy (management) risk, interest rate risk, and derivatives risk. In contrast to Nations Intermediate Bond Fund, Columbia Intermediate Government Income Fund is also subject to market risk, issuer risk, structure risk, prepayment risk, foreign investment risk, and frequent trading risk. Unlike Columbia Intermediate Government Income Fund, Nations Intermediate Bond Fund is subject to credit risk and risk associated with changing distribution levels and investment in mortgage-related securities, Master Portfolio and other Nations funds.

Columbia Large Company Index Fund and Nations LargeCap Index Fund (Acquiring Fund)

     Columbia Large Company Index Fund and Nations LargeCap Index Fund are both subject to stock market (equity) risk and futures risk. Unlike Nations LargeCap Index Fund, Columbia Large Company Index Fund is subject to market risk, indexing risk, credit risk, and sector risk. In contrast to Columbia Large Company Index Fund, Nations LargeCap Index Fund is subject to investment strategy risk.

Columbia Mid Cap Value Fund and Nations MidCap Value Fund

     Columbia Mid Cap Value Fund and Nations MidCap Value Fund are both subject to investment strategy (management) risk and stock market (equity) risk. In contrast to Columbia Mid Cap Value Fund, Nations MidCap Value Fund is subject to market risk and risk associated with investment in value stocks, small-cap companies and mid-cap companies. Unlike Columbia Mid Cap Value Fund, Nations MidCap Value Fund is subject to foreign investment risk.

Columbia Short Term Bond Fund, Inc., Nations Short-Intermediate Government Fund and Nations Short-Term Income Fund

     Columbia Short Term Bond Fund, Inc., Nations Short-Intermediate Government Fund, and Nations Short-Term Income Fund are each subject to investment strategy (management) risk, mortgage-related securities risk, interest rate risk, credit risk, and derivatives risk. In contrast to Nations Short-Intermediate Government Fund and Nations Short-Term Income Fund, Columbia Short Term Bond Fund, Inc. is subject to market risk, structure risk, prepayment risk, reinvestment risk, inflation risk and risk associated with investment in over-the-counter instruments. Unlike Columbia Shorter Term Bond Fund, Inc., both Nations Short-Intermediate Government Fund and Nations Short-Term Income Fund are subject to risk associated with changing distribution levels and investment in U.S. government obligations. Nations Short-Term Income Fund is also subject to asset-backed securities risk.

Columbia Small Company Index Fund and Nations SmallCap Index Fund (Acquiring Fund)

     Columbia Small Company Index Fund and Nations Small Cap Index Fund are both subject to stock market (equity) risk, small company risk, and futures risk. Unlike Nations SmallCap Index Fund, Columbia Small Company Index Fund is subject to market risk, indexing risk, credit risk, and sector risk. In contrast to Columbia Small Company Index Fund, Nations SmallCap Index Fund is subject to investment strategies risk.

     In addition, Columbia Fixed Income Securities Fund, Inc. and Columbia Short Term Bond Fund, Inc. do not have the ability to convert to a feeder fund in a master-feeder structure without shareholder approval. The Acquiring Funds have that ability and accordingly, if the structure is adopted, an investment in an Acquiring Fund comes with the additional considerations relevant to an investment in a feeder fund.

Description of Principal Investment Risks

•	Asset-backed securities risk—Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the fund’s asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

•	Changing distribution levels—The level of monthly income distributions paid by the fund depends on the amount of income paid by the securities the fund holds. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

•	Credit risk—The fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. Government obligations. Some of the securities in which the fund invests are not investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium—a high interest rate or yield — because of the increased risk of loss. These securities also can be subject to greater price volatility.

•	Derivatives risk—The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset)

the risk of a position or security held by the fund. The success of management’s derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

•	Foreign investment risk—Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

•	Futures risk—The fund may use futures contracts as a substitute for the securities included in the index. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the fund’s volatility.

•	Holding cash—The fund may hold cash while it is waiting to make an investment, as a temporary defensive strategy, or if the portfolio management team believes that attractive tax-exempt investments are not available. Any uninvested cash the Fund holds does not earn income.

•	Indexing risk—Your investment in Columbia Large Company Index Fund or Columbia Small Company Index Fund will typically decline in value when its index declines. Since Columbia Large Company Index Fund and Columbia Small Company Index Fund are designed to track its index, each fund cannot purchase other securities that may help offset declines in its index. In addition, because Columbia Large Company Index Fund and Columbia Small Company Index Fund may not hold all issues included in its index, may not always be fully invested, and bears transaction costs and expenses, each fund’s performance may fail to match the performance of its index, after taking expenses into account.

•	Inflation risk—Inflation risk is risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

•	Interest rate risk—The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

•	Investment in other Nations funds—Nations Bond Fund and the master portfolio of Nations Intermediate Bond Fund may invest in Nations High Yield Portfolio rather than directly in securities. Nations Bond may also invest in Nations Convertible Securities Fund. Nations High Yield Portfolio is a registered investment company in the Nations Funds Complex whose interests are offered by private placements only. In addition to the fees that BACAP and its affiliates may receive from Nations Bond Fund for services provided directly, BACAP and its affiliates are also entitled to reimbursement for certain expenses from Nations High Yield Portfolio and payment of fees for providing advisory and other services. BACAP and its affiliates may waive fees, which they are entitled to receive from either Nations High Yield Portfolio, Nations Convertible Securities Fund, or Nations Bond Fund.

•	Investment in the Master Portfolio—Nations Intermediate Bond Fund is a feeder fund that invests all of its assets in Nations Intermediate Bond Master Portfolio. Other mutual funds and eligible investors can buy shares in Nations Intermediate Bond Master Portfolio. All investors in Nations Intermediate Bond Master Portfolio invest under the same terms and conditions as the fund and pay a proportionate share of Nations Intermediate Bond Master Portfolio’s expenses. Other feeder funds that invest in Nations Intermediate Bond Master Portfolio may have different share prices and returns than the fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses. The fund could withdraw its entire investment from Nations Intermediate Bond Master Portfolio if it believes it is in the best interests of the fund to do so (for example, if Nations Intermediate Bond Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the fund’s portfolio could be less diversified and therefore less liquid, and expenses could increase. The fund might also have to pay brokerage, tax or other charges.

•	Investment strategy (management) risk—This means generally the risk that the value of the investments that the team chooses will not rise as high as the team expects, or will fall. The adviser’s investment decisions might produce losses or cause the fund to underperform when compared to other funds with a similar investment goal. Nations Florida Municipal Bond Fund and Nations Florida Intermediate Municipal Bond Fund are considered to be non-diversified because they invest most of their assets in securities of the state of Florida, its public authorities and local governments. The value of the funds and the amount of interest they pay could also be affected by the financial conditions of the state, its public authorities and local governments. Nations LargeCap Index Fund tries to tries to match (before fees and expenses) the returns of the S&P 500, and is not actively managed. There is no assurance that the returns of the fund will match the returns of the S&P 500. The value of the fund will rise and fall with the performance of the S&P 500. Nations SmallCap Index Fund tries to match (before fees and expenses) the returns of the S&P SmallCap 600 Index, and is not actively managed. There is no assurance that the returns of the fund will match the returns of the S&P SmallCap 600 Index. The value of the fund will rise and fall with the performance of the S&P SmallCap 600 Index.

•	Mortgage-related securities—The value of the fund’s mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the fund may have to reinvest this money in mortgage-backed or other securities that have lower yields. Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association, Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, but may also be issued or guaranteed by other private issuers. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government.

•	Reinvestment risk—Reinvestment risk is the risk that income from the fund’s debt securities will decline if and when the fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the fund’s portfolio.

•	Sector risk—Sector risk is inherent in the investment strategy of Columbia Large Company Index Fund and Columbia Small Company Index Fund. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. To the extent that the stocks in a particular market sector comprise a significant portion of one of Columbia Large Company Index Fund’s and Columbia Small Company Index Fund’s index and, correspondingly, of its holdings, Columbia Large Company Index Fund and Columbia Small Company Index Fund will be especially susceptible to the risks associated with investments in those market sectors.

•	State-specific risk—State-specific risk is the chance that the fund, because it invests primarily in securities issued by Florida and its municipalities, is more vulnerable to unfavorable developments in Florida than funds that invest in municipal bonds of many different states. For example, the state’s economy relies on various industries including retirement migration, tourism and agriculture, which have historically driven the economy, as well as high technology jobs, service sector jobs and international trade which complement the three traditional industries. Adverse conditions affecting these industries could have an impact on Florida municipal securities. In addition, unfunded State of Florida mandates, including, but not limited to, classroom size limits, implementing a high speed rail system and increased security measures may have an adverse effect on the credit quality of certain of the issuers of Florida municipal securities.

•	Stock market (equity) risk—The value of the stocks the fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things.

Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•	Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security’s cash flows.

•	Tax considerations—Most of the distributions paid by the fund come from interest on Florida municipal obligations, which generally are free from federal income tax and Florida state intangibles tax, but may be subject to alternative minimum taxes and other state and local taxes. Any portion of a distribution that comes from income from nonexempt sources such as income from other kinds of securities or from realized capital gains generally is subject to federal, state and local taxes. Shares of the fund would not be suitable investments for tax-advantaged accounts or tax-exempt investors.

•	Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer’s taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government’s power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue sources. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds.

•	U.S. Government obligations—U.S. Government obligations include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. Government, or by various instrumentalities, which have been established or sponsored by the U.S. Government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government.

MORE INFORMATION ABOUT THE REORGANIZATIONS

Description of the Reorganization Agreement

     As noted in the Summary, the Reorganization Agreement is the governing document of the Reorganizations. Among other things, it provides for: (i) the transfer of all of the assets and liabilities of each Fund to its corresponding Acquiring Fund in exchange for shares of a designated class of shares of the Acquiring Fund; (ii) the distribution of the Acquiring Fund shares to Fund shareholders in liquidation of the Fund; and (iii) in the case of Columbia Fixed Income Securities Fund, Inc. and Columbia Short Term Bond Fund, Inc., the dissolution of each Fund under state law.. The Reorganization Agreement also sets forth representations and warranties of the parties, describes the mechanics of the transaction and includes a number of conditions to the completion of the Reorganizations, such as the requirement that a good standing certificate be obtained by each party and that no stop-orders or similar regulatory barriers have been issued by the SEC. The completion of each Reorganization also is conditioned upon each party receiving an opinion from Morrison & Foerster LLP to the effect that each Reorganization will qualify as a “reorganization” for U.S. federal income tax purposes.

     If approved by the shareholders of the Funds, the Closing of the Reorganizations is expected to occur in September 2005, or such other date as the parties may agree under the Reorganization Agreement. Below is a summary of key terms of the Reorganization Agreement.

•	Each Fund will transfer all of the assets and liabilities attributable to each designated share class to the Acquiring Fund in exchange for shares of a designated class of shares of the Acquiring Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

•	The Reorganizations will occur on the next business day after the time when the assets of each Fund are valued for the purposes of the Reorganizations.

•	After the Reorganizations, each of the Columbia Fixed Income Securities Fund, Inc.’s and the Columbia Short Term Bond Fund, Inc.’s affairs will be wound up in an orderly fashion and they will be dissolved under state law and deregistered under the 1940 Act.

•	The shares of each designated class of shares of the Acquiring Fund received by the Fund will be distributed to the shareholders of the corresponding designated class of the Fund pro rata in accordance with their percentage ownership of such designated class of shares of each Fund in complete liquidation of the Fund.

•	Shareholders of the Columbia Fixed Income Securities Fund, Inc. and the Columbia Short Term Bond Fund, Inc. who object to the Reorganization of their fund may be entitled under Oregon law to demand payment for, or an appraisal of, their shares. Information concerning dissenters’ rights is contained in Appendix G to this Proxy/Prospectus.

•	The Reorganizations require approval by the Funds’ shareholders and satisfaction of a number of other conditions; the Reorganizations may be terminated at any time by mutual agreement.

     A copy of the Reorganization Agreement is available at no charge by calling (800) 321-7854 or writing the Nations Fund Trust at the address listed on the first page of the Proxy/Prospectus.

Reasons for the Reorganizations and Other Considerations

     Bank of America Corporation and FleetBoston Financial Corporation recently merged and their subsidiaries – BACAP and Columbia – became affiliates. As a result of the merger, certain mutual funds previously offered separately by each organization are now offered together in the same distribution and sales channels. Because several funds have overlapping investment objectives and principal investment strategies, and many of the same individuals (who are dual employees of BACAP and Columbia) are responsible for the day-to-day management of overlapping funds, Management and the Boards are proposing to reduce overlap and streamline the Columbia Funds and Nations Funds complexes by combining like funds.

     By reducing substantial overlap, Management and the Boards believe certain inefficiencies in fund marketing, distribution and sales and also potential confusion among investors about investment choices will be eliminated. Management and the Boards believe that the elimination of inefficiencies and potential confusion among investors will allow the Acquiring Funds to further grow in asset size, which will potentially benefit shareholders to the extent that the increase of fund assets results in financial and operational efficiencies and allows an Acquiring Fund to participate in greater investment opportunities.

Board Consideration

     Management presented the proposed Reorganizations to the Board of Trustees of Nations Funds Trust for consideration at meetings held on February 15, 2005 and March 21, 2005, and to the Columbia Funds Boards on February 9, 2005 and May 11, 2005. For the reasons discussed herein, the Boards, including all of the Directors/Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Funds and Acquiring Funds, determined that the interests of the shareholders of each of the Funds and the Acquiring Funds would not be diluted as a result of the proposed Reorganizations, and that the proposed Reorganizations are in the best interests of each of their respective Funds and Acquiring Funds and their shareholders.

     The Boards approved the Reorganizations upon consideration of a number of factors, including the following:

•	Management’s continuing initiative to streamline and improve product offerings and reduce overlap in the Nations Funds and Columbia Funds families by eliminating overlapping funds and clarifying investor choices;

•	Various potential shareholder benefits of the Reorganizations;

•	The current asset level of the Funds and the combined pro forma asset level of each corresponding Acquiring Fund;

•	The relative historical investment performance of each Fund and its Acquiring Fund, although no assurances can be given that the Acquiring Fund will achieve any particular level of performance after the Reorganizations;

•	The expense ratios and information regarding fees and expenses of each Fund and its corresponding Acquiring Fund before and after each Reorganization, and that, in each case, the total operating expense ratios of the Funds were no higher than those of the Acquiring Funds;

•	The possibility that the increased asset size of each Acquiring Fund on a post-Reorganization basis could provide each Acquiring Fund with more trading leverage and opportunities to purchase larger securities positions and participate in greater investment opportunities;

•	Whether each Reorganization would dilute the interests of their respective Fund and Acquiring Fund shareholders;

•	The similarities and differences in investment objectives, strategies, and risks of each Fund as compared with those of its corresponding Acquiring Fund;

•	The similarities and differences in share classes of each Fund as compared with those of its corresponding Acquiring Fund;

•	Columbia’s commitment, until the first anniversary of the Reorganizations, to bear a portion of the Acquiring Fund’s expenses;

•	The fact that the shareholders of the Funds will experience no change in shareholder services as a result of the Reorganization;

•	Various aspects of the Reorganizations and the Agreement and Plan of Reorganization, including the legal structure of the Acquiring Funds; and

•	The tax consequences of each Reorganization to each Fund and its shareholders, including the expected federal income tax-free nature of each transaction.

     The Boards also considered the future and potential benefits to Management and their affiliates in that its costs to advise and administer the Acquiring Funds may be reduced if the Reorganizations are approved.

     Nations Intermediate Bond Fund is a feeder fund that invests all of its assets in Nations Intermediate Bond Master Portfolio. Nations Intermediate Bond Master Portfolio is part of the Nations Master Investment Trust. The Board of Nations Master Investment Trust similarly considered the factors set forth above in connection with the Reorganization of Columbia Intermediate Government Income Fund into Nations Intermediate Bond Fund, and approved the Reorganization.

     THE BOARDS RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION OF EACH FUND WITH AND INTO ITS CORRESPONDING ACQUIRING FUND, AND FOR COLUMBIA FIXED INCOME SECURITIES FUND, INC. AND THE COLUMBIA SHORT TERM BOND FUND, INC., THE DISSOLUTION OF EACH UNDER STATE LAW.

Comparison of Investment Objectives, Principal Investment Strategies

     The investment objectives and principal investment strategies of the Funds are substantially similar to those of their Acquiring Funds. In light of the substantially similar investment objectives and strategies among the various pairings of the Funds and Acquiring Funds, the [Reorganizations are not expected to cause significant portfolio turnover or transaction expenses from the sale of securities due to incompatible investment objectives or strategies.]

	Fund		Acquiring Fund
Investment Objective	Columbia Fixed Income Securities Fund, Inc. — The Fund seeks a high level of income by investing in a broad range of debt securities with intermediate to long-term maturities.	→	Nations Bond Fund (acquiring) — The Acquiring Fund seeks total return by investing in investment grade fixed income securities.

Principal Investment Strategies	The Fund intends to invest 80% of its assets, under normal market conditions, in investment-grade debt securities or unrated securities determined by the Fund’s investment adviser to be of comparable quality, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, asset-backed securities, collateralized bonds, and loan and mortgage obligations.		Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in bonds. The Acquiring Fund normally invests at least 65% of its assets in investment grade fixed income securities. The team may choose unrated securities if it believes they are of comparable quality to investment grade securities at the time of investment.

Investment Objective	Columbia Florida Intermediate Municipal Bond Fund - The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from the personal income tax of its state, as is consistent with relative stability of principal.	→	Nations Florida Intermediate Municipal Bond Fund (acquiring) — The Acquiring Fund seeks high current income exempt from federal income and the Florida state intangibles taxes consistent with moderate fluctuation of principal.

Principal Investment Strategies	The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in the municipal securities of its state, which are securities issued by that state and other governmental issuers (potentially including issuers located outside that state) and that pay interest which is exempt from both federal income tax (including the federal alternative minimum tax) and the income tax of that state.		Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax and Florida state intangibles tax. The Acquiring Fund also normally invests at least 80% of its assets in investment grade intermediate-term municipal securities.

Investment Objective	Nations Florida Municipal Bond Fund - The Fund seeks high current income exempt from federal income and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term municipal securities.	→	Nations Florida Intermediate Municipal Bond Fund (acquiring) — The Acquiring Fund seeks high current income exempt from federal income and the Florida state intangibles taxes with moderate fluctuation of principal.

Principal Investment Strategies	Under normal circumstances, the Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax and Florida state intangibles tax. The Fund also normally invests at least 80% of its assets in investment grade intermediate-term municipal securities.		Same.

Investment Objective	Columbia Growth & Income Fund – The Fund seeks long-term growth and income.	→	Nations Value Fund (acquiring) – The Acquiring Fund seeks growth of capital by investing in companies that are believed to be

	Fund		Acquiring Fund
undervalued.

Principal Investment Strategies	Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of U.S. companies with equity market capitalizations at the time of purchase in excess of $3 billion.		The Acquiring Fund normally invests at least 80% of its assets in common stocks of U.S. companies. It generally invests in companies in a broad range of industries with market capitalizations of at least $1 billion and daily trading volumes of at least $3 million. The Acquiring Fund may also invest up to 20% of its assets in foreign securities.

Investment Objective	Columbia Tax-Managed Value Fund – The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.	→	Nations Value Fund (acquiring) – The Acquiring Fund seeks growth of capital by investing in companies that are believed to be undervalued.

Principal Investment Strategies	The Fund invests primarily in large capitalization (large-cap) and middle capitalization (mid-cap) stocks.		The Acquiring Fund normally invests at least 80% of its assets in common stocks of U.S. companies. It generally invests in companies in a broad range of industries with market capitalizations of at least $1 billion and daily trading volumes of at least $3 million. The Acquiring Fund may also invest up to 20% of its assets in foreign securities.

Investment Objective	Columbia Intermediate Government Income Fund - The Fund seeks the highest level of current income consistent with prudent risk of capital.	→	Nations Intermediate Bond Fund (acquiring) - The Acquiring Fund seeks to obtain interest income and capital appreciation.

Principal Investment Strategies	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements backed by these obligations.		The Acquiring Fund invests all of its assets in Nations Intermediate Bond Master Portfolio (the “Master Portfolio”). Under normal circumstances, the Master Portfolio will invest at least 80% of its assets in bonds. The Master Portfolio normally invests at least 65% of its assets in intermediate and longer-term fixed income securities that are rated investment grade. The Master Portfolio can invest up to 35% of its assets in mortgage-backed securities, including collateralized mortgage obligations (CMOs), that are backed by the U.S. government, its agencies or instrumentalities, or corporations.

Investment Objective	Columbia Large Company Index Fund - The Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of its index.	→	Nations LargeCap Index Fund (acquiring) - The Acquiring Fund seeks investment results that (before fees and expenses) correspond to the total return of the S&P 500 Index.

Principal Investment Strategies	The Fund pursues an indexing strategy to approximate the investment performance of		Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in

	Fund		Acquiring Fund
	its index.		common stocks that are included in the S&P 500 Index. The Acquiring Fund may buy stock index futures and financial futures as substitutes for the underlying securities in the S&P 500 Index.

Investment Objective	Columbia Mid Cap Value Fund – The Fund seeks long-term growth.	→	Nations MidCap Value Fund (acquiring) – The Acquiring Fund seeks long-term growth of capital with income as a secondary consideration.

Principal Investment Strategies	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in middle capitalization (mid-cap) stocks.		Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in equity securities of U.S. companies whose market capitalizations are within the range of the companies within the Russell Midcap Value Index (currently between $1.4 billion and $13.4 billion) and that are believed to have the potential for long-term growth.

Investment Objective	Columbia Short Term Bond Fund, Inc. - The Fund seeks a high level of current income consistent with a high degree of principal stability by investing at least 80% of its net assets (plus any borrowings for investment purposes) in short-term, investment-grade, fixed income securities (rated BBB or higher by Standard & Poor’s (S&P) or Baa or higher by Moody’s Investors Service, Inc. (Moody’s), or if unrated, deemed to be of comparable quality).	→	Nations Short-Term Income Fund (acquiring) - The Acquiring Fund seeks high current income consistent with minimal fluctuations of principal.

Principal Investment Strategies	Under normal market conditions, the Fund intends to invest at least 50% of its assets in direct and indirect obligations of the U.S. Government, its agencies and instrumentalities, and debt securities rated in the two highest categories by S&P (AAA or AA) or Moody’s (Aaa or Aa).		Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in income-producing securities. The Acquiring Fund normally invests at least 65% of its total assets in investment grade fixed income securities. The team may choose unrated securities if it believes they are of comparable quality to investment grade securities at the time of investment.

Investment Objective	Nations Short-Intermediate Government Fund - The Fund seeks high current income consistent with modest fluctuations of principal.	→	Nations Short-Term Income Fund (acquiring) - The Acquiring Fund seeks high current income consistent with minimal fluctuations of principal.

Principal Investment Strategies	Under normal circumstances, the Fund will invest at least 80% of its assets in U.S. government obligations and repurchase agreements secured by these securities. It		Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in income-producing securities. The Acquiring Fund normally invests at least 65% of its total

	Fund		Acquiring Fund
	may invest in mortgage-related securities issued or backed by the U.S. government, its agencies or instrumentalities, or corporations.		assets in investment grade fixed income securities. The team may choose unrated securities if it believes they are of comparable quality to investment grade securities at the time of investment.

Investment Objective	Columbia Small Company Index Fund - The Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of its index.	→	Nations SmallCap Index Fund (acquiring) - The Acquiring Fund seeks investment results that (before fees and expenses) correspond to the total return of the S&P SmallCap 600 Index.

Principal Investment Strategies	The Fund pursues an indexing strategy to approximate the investment performance of its index.		Under normal circumstances, the Acquiring Fund will invest at least 80% of its assets in common stocks that are included in the S&P SmallCap 600 Index. The Acquiring Fund may buy stock index futures and other financial futures as substitutes for the underlying securities in the S&P SmallCap 600 Index.

Comparison of Performance

     The bar charts in Appendix D show how each Fund and Acquiring Fund performed in the past for the 10-year period ending December 31, 2004, for Class A or Investor A shares of the Funds and the Investor A shares of the Acquiring Funds. The bar charts show how the performance of each Fund’s and Acquiring Fund’s return has varied from year to year. The returns do no reflect deductions of sales charges or account fees, if any, and would be lower if they did. Of course, past performance is not an indication of future results.

     The tables set forth in Appendix E show average annual total returns for Class A or Investor A shares of the Funds and the Investor A shares of the Acquiring Funds: (i) before taxes; (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund or Acquiring Fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local, or foreign taxes. The actual after-tax returns for an investor would depend on the investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant to tax-exempt investors or investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or retirement accounts. The table also shows the returns for each period for an unmanaged index shown as a benchmark. The index is not available for investment and does not reflect fees, brokerage commissions, taxes or other expenses of investing.

Comparison of Investment Policies and Limitations

     For a detailed comparison of the fundamental investment policies of the Funds and the Acquiring Funds, see Appendix C to this Proxy/Prospectus.

Comparison of Forms of Business Organizations and Governing Law

     Columbia Tax-Managed Value Fund is an open-end diversified series of Columbia Funds Trust I, which is organized as a Massachusetts business trust.

     Columbia Intermediate Government Income Fund and Columbia Mid Cap Value Fund are each an open-end diversified series of Columbia Funds Trust III, which is organized as a Massachusetts business trust.

     Columbia Large Company Index Fund and Columbia Small Company Index Fund are each an open-end diversified series of Columbia Funds Trust V. However, Columbia Florida Intermediate Municipal Bond Fund is an open-end non-diversified series of Columbia Funds Trust V, which is organized as a Massachusetts business trust.

     Columbia Growth & Income Fund is an open-end diversified series of Columbia Funds Trust VI, which is organized as a Massachusetts business trust.

     Columbia Fixed Income Securities Fund, Inc. and Columbia Short Term Bond Fund, Inc. are each an open-end diversified Fund, organized as an Oregon corporation.

     Columbia Funds’ Trust I, III, V and VI and Columbia Fixed Income Securities Fund, Inc. and Columbia Sort Term Bond Fund, Inc. are each governed by a Board with 11 members.

     Nations Intermediate Bond Fund, Nations LargeCap Index Fund, Nations MidCap Value Fund, Nations Short-Intermediate Government Fund, Nations Short-Term Income Fund, Nations SmallCap Index Fund, and Nations Value Fund, are each an open-end diversified series of Nations Funds Trust. Nations Florida Intermediate Municipal Bond Fund and Nations Florida Municipal Bond Fund are each an open-end non-diversified series of Nations Funds Trust. Nations Funds Trust is a Delaware statutory trust and is governed by a Board of Trustees consisting of 5 members.

     The chart in Appendix F provides additional information with respect to the similarities and differences in the forms of organization of the entities (and Oregon law in the case of Columbia Fixed Income Securities Fund, Inc. and Columbia Short Term Bond Fund, Inc.)

Comparison of Service Providers

     The Funds and the Acquiring Funds have, in certain instances, different service providers. The table below shows the service providers for the Funds and Acquiring Funds before and after the Reorganizations.

Post-Conversion
for the
	Columbia Funds	Nations Funds	Acquiring Funds
Investment Adviser	Columbia	BACAP	BACAP
Distributor	CMD	BACAP Distributors	CMD
Administrator	Columbia	BACAP Distributors	Columbia
Custodian	State Street Bank and Trust Company	Bank of New York	State Street Bank and Trust Company
Transfer Agent	CFSI	PFPC, Inc.	CFSI
Independent Accountants	PWC	PWC	PWC

Investment Advisory Services Fees

     BACAP serves as the investment adviser for the Nations Funds, including the Acquiring Funds, which pay an advisory fee. The advisory fee is computed daily and paid monthly to BACAP based on average daily net assets. The table below sets forth the maximum advisory fees and breakpoints applicable to the Funds and the Acquiring Funds.

Rate of
Funds	Compensation
Columbia Fixed Income Securities Fund, Inc.

Columbia Growth & Income Fund

Columbia Intermediate Government Income Fund

Rate of
Funds	Compensation

Columbia Large Company Index Fund

Columbia Mid Cap Value Fund

Columbia Short Term Bond Fund, Inc.

Columbia Small Company Index Fund

Columbia Tax-Managed Value Fund

Nations Florida Municipal Bond Fund	0.41% up to $500 million
0.36% in excess of $500 million up to $1 billion
0.33% in excess of $1 billion up to $1.5 billion
0.30% in excess of $1.5 billion up to $3 billion
0.29% in excess of $3 billion up to $6 billion
0.28% in excess of $6 billion

Nations Short-Intermediate Government Fund	0.31% up to $500 million 0.26% in excess of $500 million

Rate of
Acquiring Fund	Compensation
Nations Bond Fund	0.41% up to $500 million
0.36% in excess of $500 million up to $1 billion
0.33% in excess of $1 billion up to $1.5 billion
0.30% in excess of $1.5 billion up to $3 billion
0.29% in excess of $3 billion up to $6 billion
0.28% in excess of $6 billion

Nations Florida Intermediate Municipal Bond Fund	0.41% up to $500 million
0.36% in excess of $500 million up to $1 billion
0.33% in excess of $1 billion up to $1.5 billion
0.30% in excess of $1.5 billion up to $3 billion
0.29% in excess of $3 billion up to $6 billion
0.28% in excess of $6 billion

Nations Intermediate Bond Master Portfolio	0.41% up to $500 million
0.36% in excess of $500 million up to $1 billion
0.33% in excess of $1 billion up to $1.5 billion
0.30% in excess of $1.5 billion up to $3 billion
0.29% in excess of $3 billion up to $6 billion
0.28% in excess of $6 billion
Nations LargeCap Index Fund	0.10%

Nations MidCap Value Fund	0.65% up to $500 million 0.60% in excess of $500 million up to $1 billion 0.55% in excess of $1 billion up to $1.5 billion 0.50% in excess of $1.5 billion

Nations Short-Term Income Fund	0.30%

Nations SmallCap Index Fund	0.10%

Nations Value Fund	0.60% up to $500 million
0.55% up to $1 billion
0.50% up to $1.5 billion
0.45% up to $3 billion
0.43% up to $6 billion
0.41% in excess of $6 billion

Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services

     For details on these aspects of the various Fund and Acquiring Fund share classes, shareholders should consult their Fund or Acquiring Fund prospectuses, as supplemented.

1. Columbia Fixed Income Securities Fund, Inc./Nations Bond Fund (Acquiring Fund):

     After August 20, 2005, the purchase, redemption, distribution and exchange policies of the Columbia Fund’s Class A, Class B, Class C and Class Z Shares will be substantially identical to those of the corresponding Acquiring Fund’s Investor A, Investor B, Investor C, Investor C and Primary A Shares, respectively.

     After August 20, 2005, the purchase, redemption, distribution and exchange policies of the Columbia Fund’s Class D Shares will be similar to those of the corresponding Acquiring Fund’s Investor C Shares, with the following differences noted.

Columbia Fund	Acquiring Nations Fund
Sales Charges	Sales Charges
• Class D Shares: The maximum CDSC is imposed as a percentage of the public offering price for the share.	• Investor C Shares: The maximum CDSC is imposed as a percentage of the net asset value per share.

Investment Minimums	Investment Minimums
• Class D Shares: The minimum initial investment required for the automatic investment plan is $50 and for a retirement plan is $25 (the minimum initial investment of $1,000 for both of these types of accounts is waived). The subsequent minimum investment required for all accounts is $50.	• Investor C Shares: The minimum initial investment required is $500 for traditional and Roth IRAs and Coverdell Education Savings Accounts; $250 for certain fee-based accounts, $100 using the Systematic Investment Plan and no minimum required for certain retirement plan accounts like 401(k) plans and SEP accounts, but other restrictions apply. Subsequent minimum investments for the Systematic Investment Plan are $50, but for all other accounts are $100.

Minimum Account Balance	Minimum Account Balance
• Class D Shares: If the value of an account falls below $1,000 (other than because of depreciation in share value), an annual fee of $10 may be imposed. The Fund’s transfer agent will send written notification of any such action and details on how to avoid this penalty.	• Investor C Shares: If the value of an account falls below $500, shares in the account may be sold. The Acquiring Fund must give 60 days notice in writing if shares in the account are to be sold.

Redemption Features	Redemption Features
• Class D Shares: A charge of $7.50 is imposed for wiring sale proceeds to a bank. The dollar limit for sale of shares requested by telephone is $100,000 in a 30-day period. An investor may have a specified dollar amount or percentage of an account automatically redeemed on a monthly, quarterly or semi-annual basis if the account balance is at least $5,000.	• Investor C Shares: The dollar limit for sale of shares requested by telephone is $50,000. The Automatic Withdrawal Plan allows an investor to withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually if the account balance is at least $10,000.

Exchange Features	Exchange Features
• Class D Shares: These shares may be exchanged for Class D shares of another fund in which the shareholder owns Class D shares. Otherwise, Class D shares may only be exchanged for Class C shares.	• Investor C Shares: These shares may be exchanged for the same class of shares in any other fund in the Nations Funds Complex.

2. Columbia Florida Intermediate Municipal Bond Fund/Nations Florida Municipal Bond Fund/Nations Florida Intermediate Municipal Bond Fund (Acquiring Fund):

     After August 20, 2005, the purchase, redemption, distribution and exchange policies of the Columbia Fund’s Class A, Class B, Class C and Class Z Shares will be substantially identical to those of the corresponding Acquiring Fund’s Investor A, Investor B, Investor C, Investor C and Primary A Shares, respectively.

     The purchase, redemption, distribution and exchange policies of the Nations Fund’s Investor A, Investor B, Investor C and Primary A Shares will be substantially identical to those of the corresponding Acquiring Fund’s Investor A, Investor B, Investor C and Primary A Shares, respectively.

3. Columbia Growth & Income Fund/Columbia Tax-Managed Value Fund/Nations Value Fund (Acquiring Fund):

     After August 20, 2005, the purchase, redemption, distribution and exchange policies of the Columbia Funds’ Class A, Class B, Class C and Class Z Shares will be substantially identical to those of the corresponding Acquiring Fund’s Investor A, Investor B, Investor C, Investor C and Primary A Shares, respectively.

4. Columbia Intermediate Government Income Fund/Nations Intermediate Bond Fund (Acquiring Fund):

     After August 20, 2005, the purchase, redemption, distribution and exchange policies of the Columbia Fund’s Class A, Class B, Class C and Class Z Shares will be substantially identical to those of the corresponding Acquiring Fund’s Investor A, Investor B, Investor C, Investor C and Primary A Shares, respectively.

     After August 20, 2005, the purchase, redemption, distribution and exchange policies of the Columbia Fund’s Class G Shares and Class T Shares will be similar to those of the corresponding Acquiring Fund’s Investor A Shares, with the following differences noted.

Columbia Fund		Acquiring Nations Fund
Sales Charges		Sales Charges
•	Class T Shares: The maximum sales charge imposed as a percentage of the offering price is 4.75%. Class A shares bought without an initial sales charge that are sold within 18 months of purchase are subject to a 1.00% CDSC.	• Investor A Shares: The maximum sales charge imposed as a percentage of the offering price is 3.25%.

•	Class G Shares: The maximum CDSC imposed as a percentage of the lesser of the purchase price or redemption price is 5.00%. Automatic conversion to Class T shares occurs eight years after purchase.

Investment Minimums		Investment Minimums
•	Class G and Class T Shares: The minimum initial investment required for the automatic investment plan is $50 and for a retirement plan is $25 (the minimum initial investment of $1,000 for both of these types of accounts is waived). The subsequent minimum investment required for all accounts is $50.	• Investor A Shares: The minimum initial investment required is $500 for traditional and Roth IRAs and Coverdell Education Savings Accounts; $250 for certain fee-based accounts, $100 using the Systematic Investment Plan and no minimum required for certain retirement plan accounts like 401(k) plans and SEP accounts, but other restrictions apply. Subsequent minimum investments for the Systematic Investment Plan are $50, but for all other accounts are $100.

Minimum Account Balance		Minimum Account Balance
•	Class G and Class T Shares: If the value of an account falls below $1,000 (other than because of depreciation in share value), an annual fee of $10 may be imposed. The Fund’s transfer agent will send written notification of any such action and details on how to avoid this penalty.	• Investor A Shares: If the value of an account falls below $500, shares in the account may be sold. The Acquiring Fund must give 60 days notice in writing if shares in the account are to be sold.

Redemption Features		Redemption Features
•	Class G and Class T Shares: A charge of $7.50 is imposed for wiring sale proceeds to a bank. The dollar limit for sale of shares requested by telephone is $100,000 in a 30-day period. An investor may have a specified dollar amount or percentage of an account automatically redeemed on a monthly, quarterly or semi-annual basis if the account balance is at least $5,000.	• Investor A Shares: No redemption fees exist. The dollar limit for sale of shares requested by telephone is $50,000. The Automatic Withdrawal Plan allows an investor to withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually if the account balance is at least $10,000.

Columbia Fund		Acquiring Nations Fund
Distribution (12b-1), shareholder servicing and administration fees		Distribution (12b-1), shareholder servicing and administration fees
•	Class G and Class T Shares: The Fund pays 0.80% for its Class G shares in distribution and service fees. Class T charges no such fees.	• Investor A Shares: The Fund pays 0.25% in distribution and shareholder servicing fees.

Distributions		Distributions
•	Class G and Class T Shares: The Fund declares any dividends daily and pays them monthly.	• Investor A Shares: The Acquiring Fund normally declares and pays distributions of net investment income monthly. The Acquiring Fund may, however, declare and pay distributions more frequently depending on its purchase of zero-coupon bonds.

Exchange Features		Exchange Features
•	Class G Shares: These shares may be exchanged for Class B or Class G shares of another fund distributed by CMD at net asset value. Class B shares acquired upon exchange of Class G shares may not be further exchanged for Class G shares.	• Investor A Shares: These shares may be exchanged for Investor A shares of any other fund in the Nations Funds Complex, except Index Funds.

•	Class T Shares: These shares may be exchanged for Class A or Class T shares of another fund distributed by CMD at net asset value. Class A shares acquired upon exchange of Class T shares may not be further exchanged for Class T shares.

5. Columbia Large Company Index Fund/Nations LargeCap Index Fund (Acquiring Fund):

     After August 20, 2005, the purchase, redemption, distribution and exchange policies of the Columbia Fund’s Class A, Class B, Class C and Class Z Shares will be substantially identical to those of the corresponding Acquiring Fund’s Investor A, Investor B, Investor C, Investor C and Primary A Shares, respectively.

6. Columbia Mid Cap Value Fund/Nations MidCap Value Fund (Acquiring Fund):

     After August 20, 2005, the purchase, redemption, distribution and exchange policies of the Columbia Fund’s Class A, Class B, Class C and Class Z Shares will be substantially identical to those of the corresponding Acquiring Fund’s Investor A, Investor B, Investor C, Investor C and Primary A Shares, respectively.

7. Columbia Short Term Bond Fund/Nations Short-Intermediate Government Fund/Nations Short-Term Income Fund (Acquiring Fund):

     After August 20, 2005, the purchase, redemption, distribution and exchange policies of the Columbia Fund’s Class A, Class B, Class C and Class Z Shares will be substantially identical to those of the corresponding Acquiring Fund’s Investor A, Investor B, Investor C, Investor C and Primary A Shares, respectively.

     After August 20, 2005, the purchase, redemption, distribution and exchange policies of the Columbia Fund’s Class D Shares, Class G Shares and Class T Shares will be similar to those of the corresponding Acquiring Fund’s Investor C Shares, Investor A Shares and Investor A Shares, respectively, with the following differences noted.

     The purchase, redemption, distribution and exchange policies of the Nations Fund’s Investor A, Investor B, Investor C and Primary A Shares will be substantially identical to those of the corresponding Acquiring Fund’s Investor A, Investor B, Investor C and Primary A Shares, respectively.

Columbia Fund		Acquiring Nations Fund
Sales Charges		Sales Charges
•	Class D Shares: The maximum CDSC is imposed as a percentage of the public offering price for the share.	•	Investor A Shares: The maximum sales charge imposed as a percentage of the offering price is 3.25%. The 1.00% maximum CDSC applies only to certain Investor A shares bought without an initial sales charge (i.e., purchase over $1 million) that are sold within 18 months of purchase.

•	Class T Shares: The maximum sales charge imposed as a percentage of the offering price is 4.75%. For Class T shares, the 1.00% maximum CDSC applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase, unless the shares were sold because of the death or post-purchase disability of the shareholder or withdrawn through a Systematic Withdrawal Plan in an amount that does not annually exceed 12% of the account’s value.
		•	Investor C Shares: The maximum CDSC is imposed as a percentage of the net asset value per share.

•	Class G Shares: The maximum CDSC imposed as a percentage of the lesser of the purchase price or redemption price is 5.00%. Automatic conversion to Class T shares occurs eight years after purchase.

Investment Minimums		Investment Minimums
•	Class D, Class G and Class T Shares: The minimum initial investment required for the automatic investment plan is $50 and for a retirement plan is $25 (the minimum initial investment of $1,000 for both of these types of accounts is waived). The subsequent minimum investment required for all accounts is $50.	•	Investor A and Investor C Shares: The minimum initial investment required is $500 for traditional and Roth IRAs and Coverdell Education Savings Accounts; $250 for certain fee-based accounts, $100 using the Systematic Investment Plan and no minimum required for certain retirement plan accounts like 401(k) plans and SEP accounts, but other restrictions apply. Subsequent minimum investments for the Systematic Investment Plan are $50, but for all other accounts are $100.

Minimum Account Balance		Minimum Account Balance
•	Class D, Class G and Class T Shares: If the value of an account falls below $1,000 (other than because of depreciation in share value), an annual fee of $10 may be imposed. The Fund’s transfer agent will send written notification of any such action and details on how to avoid this penalty.	•	Investor A and Investor C Shares: If the value of an account falls below $500, shares in the account may be sold. The Acquiring Fund must give 60 days notice in writing if shares in the account are to be sold.

Redemption Features		Redemption Features
•	Class D, Class G and Class T Shares: A charge of $7.50 is imposed for wiring sale proceeds to a bank. The dollar limit for sale of shares requested by telephone is $100,000 in a 30-day period. An investor may have a specified dollar amount or percentage of an account automatically redeemed on a monthly, quarterly or semi-annual basis if the account balance is at least $5,000.	•	Investor A and Investor C Shares: No redemption fees exist. The dollar limit for sale of shares requested by telephone is $50,000. The Automatic Withdrawal Plan allows an investor to withdraw $25 or more twice a month, monthly, quarterly, bi-annually or annually if the account balance is at least $10,000.

Distribution (12b-1), shareholder servicing and administration fees		Distribution (12b-1), shareholder servicing and administration fees
•	Class G and Class T Shares: The Fund pays 0.80% for its Class G shares in distribution and service fees. Class T charges no such fees.	•	Investor A Shares: The Fund pays 0.25% in distribution and shareholder servicing fees.

Exchange Features		Exchange Features
•	Class D, Class G and Class T Shares: No minimum exchange amount required.	•	Investor A and Investor C Shares: $1,000 is the minimum exchange amount required, but $25 is the minimum exchange amount required using the Automatic Exchange Feature, which can be exchanged monthly or quarterly.

•	Class D Shares: These shares may be exchanged for Class D shares of another fund in which the shareholder owns Class D shares. Otherwise, Class D shares may only be exchanged for Class C shares.	•	Investor A Shares: These shares may be exchanged for Investor A shares of any other fund in the Nations Funds Complex, except Index Funds.

Columbia Fund		Acquiring Nations Fund
•	Class G Shares: These shares may be exchanged for Class B or Class G shares of another fund distributed by CMD at net asset value. Class B shares acquired upon exchange of Class G shares may not be further exchanged for Class G shares.	•	Investor C: These shares may be exchanged for the same class of shares in any other fund in the Nations Funds Complex.

•	Class T Shares: These shares may be exchanged for Class A or Class T shares of another fund distributed by CMD at net asset value. Class A shares acquired upon exchange of Class T shares may not be further exchanged for Class T shares.

8. Columbia Small Company Index Fund/Nations SmallCap Index Fund (Acquiring Fund):

     After August 20, 2005, the purchase, redemption, distribution and exchange policies of the Columbia Fund’s Class A, Class B, Class C and Class Z Shares will be substantially identical to those of the corresponding Acquiring Fund’s Investor A, Investor B, Investor C, Investor C and Primary A Shares, respectively.

Material Federal Income Tax Consequences

     The following discussion summarizes the material U.S. federal income tax consequences of the Reorganizations that are applicable to Fund shareholders. It is based on the Code, applicable Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Proxy/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganizations. A Fund shareholder’s tax treatment may vary depending upon its particular situation. A Fund shareholder also may be subject to special rules not discussed below if it is a certain kind of Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Fund shares as a capital asset at the time of the Reorganizations; or an entity taxable as a partnership for U.S. federal income tax purposes.

     None of the parties have requested or will request an advance ruling from the Internal Revenue Service as to the U.S. federal income tax consequences of the Reorganizations or any related transaction. The Internal Revenue Service could adopt positions contrary to those discussed below and such positions could be sustained. Fund shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences of the Reorganizations to them, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

     The obligation of the parties to consummate the Reorganizations is conditioned upon their receipt of an opinion of Morrison & Foerster LLP substantially to the effect:

a)	The acquisition by an Acquiring Fund of the assets of its corresponding Fund in exchange for the Acquiring Fund’s assumption of the liabilities and obligations of the Fund and issuance of Acquiring Fund shares to the Fund, followed by the distribution by the Fund of such Acquiring Fund shares to the shareholders of the Fund in exchange for their shares of the Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Fund and the corresponding Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

b)	No gain or loss will be recognized by a Fund (i) upon the transfer of its assets to its corresponding Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Fund or (ii) upon the distribution of the Acquiring Fund shares by the Fund to its shareholders in liquidation, as contemplated in paragraph 1 hereof;

c)	No gain or loss will be recognized by an Acquiring Fund upon receipt of the assets of its corresponding Fund in exchange for the assumption of liabilities and obligations and issuance of the Acquiring Fund;

d)	The tax basis of the assets of a Fund will be the same as the tax basis of such assets in the hands of the Fund immediately prior to the transfer, and the holding period of the assets of the Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Fund;

e)	The holding periods of the assets of a Fund in the hands of its corresponding Acquiring Fund will include the periods during which such assets were held by the Fund;

f)	No gain or loss will be recognized by Fund shareholders upon the exchange of all of their Fund shares for Acquiring Fund shares;

g)	The aggregate tax basis of Acquiring Fund shares to be received by each shareholder of the Fund will be the same as the aggregate tax basis of the Fund shares exchanged therefor;

h)	A Fund shareholder’s holding period for Acquiring Fund shares to be received will include the period during which Fund shares exchanged therefor were held, provided that the shareholder held the Fund shares as a capital asset on the date of the exchange; and

i)	An Acquiring Fund will succeed to and take into account the items of its corresponding Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     The tax opinion described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by each party, including representations in a certificate to be delivered by the management of each party, which if incorrect in any material respect would jeopardize the conclusions reached in the opinion. In addition, the tax opinion will state that it is not free from doubt. In order for each Reorganization to qualify as a “reorganization” for U.S. federal income tax purposes, among other things, each Acquiring Fund must satisfy a “continuity of business enterprise” requirement. To satisfy this requirement, each Acquiring Fund must either continue to hold a “substantial portion” of the corresponding Fund’s historic securities or continue the corresponding Fund’s “historic business.” Because most of the securities held by the Funds selected by BACAP may be sold in order to reinvest the proceeds of such sales in the securities selected by Columbia, the requirement may only be met if the Acquiring Fund is deemed to continue the historic business of the corresponding Fund. Based upon representations by management, the tax opinion will state that the continuity of business enterprise requirement should be met in the Reorganizations. Nonetheless, as a result of the absence of authority on point, this conclusion is not free from doubt.

     Since its formation, each Fund and Acquiring Fund believes it has qualified as a separate “regulated investment company” under the Code. Accordingly, each Fund and Acquiring Fund believes that it has been, and expects to continue to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its taxable income and gains to its shareholders. Prior to the Reorganizations, the Funds generally are required to make or declare one or more distributions of its previously undistributed net investment income and realized capital gains, including capital gains on securities disposed of in connection with the Reorganizations. A Fund shareholder must include any such distributions in such shareholder’s taxable income.

Capitalization

     The following tables show the total net assets, number of shares outstanding and net asset value per share of each Fund, each Acquiring Fund, and on a pro forma combined basis. This information is generally referred to as the “capitalization.” The term “pro forma capitalization” means the expected capitalization of each Acquiring Fund after it has combined with its corresponding Fund, i.e., as if the Reorganizations had already occurred. Where more than one Fund is involved in a Reorganization, the tables show several combination scenarios of the Funds and

Acquiring Funds. They show the possibility of one Fund approving the Reorganization but not the other (e.g., Fund A + Fund C or Fund B + Fund C). They also show the possibility of both Funds approving the Reorganization (e.g., Fund A + Fund B + Fund C).

     These capitalization tables are based on figures as of April 29, 2005. The ongoing investment performance and daily share purchase and redemption activity of the Funds and Acquiring Funds affects capitalization. Therefore, the capitalization on the Closing date may vary from the capitalization shown in the following tables.

Fund	Net Assets	Shares Outstanding	Net Asset Value Per Share

Columbia Fixed Income	$12,614,133	953,268	$13.23
Securities Fund, Inc.	(Class A)	(Class A)	(Class A)
(Fund A)	$3,944,329	298,078	$13.23
	(Class B)	(Class B)	(Class B)
	$264,425	19,983	$13.23
	(Class C)	(Class C)	(Class C)
	$1,335,005	100,888	$13.23
	(Class D)	(Class D)	(Class D)
	$254,213,140	19,211,233	$13.23
	(Class Z)	(Class Z)	(Class Z)

Nations Bond Fund (Acquiring)	$30,633,112	3,097,911	$9.89
(Fund B)	(Investor A)	(Investor A)	(Investor A)
	$9,426,863	952,988	$9.89
	(Investor B)	(Investor B)	(Investor B)
	$1,486,217	150,319	$9.89
	(Investor C)	(Investor C)	(Investor C)
	$1,841,249,324	186,068,692	$9.90
	(Primary A)	(Primary A)	(Primary A)

Pro Forma Combined Fund	$43,243,433	4,372,969	$9.89
(Fund A + Fund B)	(Investor A)	(Investor A)	(Investor A)
	$13,370,000	1,351,687	$9.89
	(Investor B)	(Investor B)	(Investor B)
	$3,085,164	311,992	$9.89
	(Investor C)	(Investor C)	(Investor C)
	$2,095,385,641	211,739,027	$9.90
	(Primary A)	(Primary A)	(Primary A)

Columbia Florida Intermediate	$988,300	95,428	$10.36
Municipal Bond Fund	(Class A)	(Class A)	(Class A)
(Fund A)	$487,548	47,077	$10.36
	(Class B)	(Class B)	(Class B)
	$1,155,716	111,594	$10.36
	(Class C)	(Class C)	(Class C)
	$62,330,749	6,018,551	$10.36
	(Class A)	(Class A)	(Class A)

Nations Florida Municipal	$34,848,214	3,600,897	$9.68
Bond Fund	(Investor A)	(Investor A)	(Investor A)
(Fund B)	$7,757,583	801,870	$9.67
	(Investor B)	(Investor B)	(Investor B)
	$458,282	47,424	$9.66
	(Investor C)	(Investor C)	(Investor C)
	$43,463,928	4,491,142	$9.68
	(Primary A)	(Primary A)	(Primary A)

Nations Florida Intermediate	$16,639,321	1,572,560	$10.58
Municipal Bond Fund	(Investor A)	(Investor A)	(Investor A)
(Acquiring)	$6,680,017	630,881	$10.59
(Fund C)	(Investor B)	(Investor B)	(Investor B)
	$8,216,461	775,068	$10.60
	(Investor C)	(Investor C)	(Investor C)
	$154,211,265	14,656,979	$10.59
	(Primary A)	(Primary A)	(Primary A)

Fund	Net Assets	Shares Outstanding	Net Asset Value Per Share
Pro Forma Combined Fund	$17,626,971	1,665,911	$10.58
(Fund A + Fund C)	(Investor A)	(Investor A)	(Investor A)
	$7,167,245	676,889	$10.59
	(Investor B)	(Investor B)	(Investor B)
	$9,371,417	884,026	$10.60
	(Investor C)	(Investor C)	(Investor C)
	$216,501,039	20,447,922	$10.54
	(Primary A)	(Primary A)	(Primary A)

Pro Forma Combined Fund	$51,468,885	4,864,579	$10.58
(Fund B + Fund C)	(Investor A)	(Investor A)	(Investor A)
	$14,433,448	1,363,027	$10.59
	(Investor B)	(Investor B)	(Investor B)
	$8,674,498	818,279	$10.60
	(Investor C)	(Investor C)	(Investor C)
	$197,651,933	18,668,025	$10.59
	(Primary A)	(Primary A)	(Primary A)

Pro Forma Combined Fund	$52,456,535	4,957,930	$10.58
(Fund A + Fund B + Fund C)	(Investor A)	(Investor A)	(Investor A)
	$14,920,676	1,409,036	$10.59
	(Investor B)	(Investor B)	(Investor B)
	$9,829,454	927,237	$10.60
	(Investor C)	(Investor C)	(Investor C)
	$259,941,707	24,549,968	$10.59
	(Primary A)	(Primary A)	(Primary A)

Columbia Growth & Income Fund	$585,207,777	32,724,151	$17.88
(Fund A)	(Class A)	(Class A)	(Class A)
	$674,277,065	40,192,192	$16.78
	(Class B)	(Class B)	(Class B)
	$78,979,158	4,674,693	$16.90
	(Class C)	(Class C)	(Class C)
	$517,079,097	28,889,794	$17.90
	(Class Z)	(Class Z)	(Class Z)

Columbia Tax-Managed Value	$14,443,051	1,213,736	$11.90
Fund	(Class A)	(Class A)	(Class A)
(Fund B)	$44,657,251	3,854,251	$11.59
	(Class B)	(Class B)	(Class B)
	$10,949,226	945,116	$11.59
	(Class C)	(Class C)	(Class C)
	$65,807	5,471	$12.03
	(Class Z)	(Class Z)	(Class Z)

Nations Value Fund (Acquiring)	$288,622,185	22,516,301	$12.82
(Fund C)	(Investor A)	(Investor A)	(Investor A)
	$82,114,667	6,585,140	$12.47
	(Investor B)	(Investor B)	(Investor B)
	$16,282,272	1,306,381	$12.46
	(Investor C)	(Investor C)	(Investor C)
	$1,363,883,272	106,237,404	$12.84
	(Primary A)	(Primary A)	(Primary A)

Pro Forma Combined Fund	$873,694,884	68,154,346	$12.82
(Fund A + Fund C)	(Investor A)	(Investor A)	(Investor A)
	$756,242,199	60,645,247	$12.47
	(Investor B)	(Investor B)	(Investor B)
	$95,243,752	7,643,610	$12.46
	(Investor C)	(Investor C)	(Investor C)
	$1,880,815,993	146,499,500	$12.84
	(Primary A)	(Primary A)	(Primary A)

Fund	Net Assets	Shares Outstanding	Net Asset Value Per Share
Pro Forma Combined Fund	$303,046,908	$23,642,023	$12.82
(Fund B + Fund C)	(Investor A)	(Investor A)	(Investor A)
	$126,734,998	$10,163,515	$12.47
	(Investor B)	(Investor B)	(Investor B)
	$27,222,539	2,184,444	$12.46
	(Investor C)	(Investor C)	(Investor C)
	$1,363,915,789	106,242,525	$12.84
	(Primary A)	(Primary A)	(Primary A)

Pro Forma Combined Fund	$888,126,641	69,280,068	$12.82
(Fund A + Fund B + Fund C)	(Investor A)	(Investor A)	(Investor A)
	$800,864,531	64,223,622	$12.47
	(Investor B)	(Investor B)	(Investor B)
	$106,184,416	8,521,673	$12.46
	(Investor C)	(Investor C)	(Investor C)
	$1,880,881,749	146,504,672	$12.84
	(Primary A)	(Primary A)	(Primary A)

Columbia Intermediate	$2,815,467	270,805	$10.40
Government Income Fund	(Class A)	(Class A)	(Class A)
(Fund A)	$2,466,572	237,250	$10.40
	(Class B)	(Class B)	(Class B)
	$1,423,574	136,926	$10.40
	(Class C)	(Class C)	(Class C)
	$2,591,704	249,284	$10.40
	(Class G)	(Class G)	(Class G)
	$32,793,725	3,154,300	$10.40
	(Class T)	(Class T)	(Class T)
	$301,113,060	28,962,713	$10.40
	(Class Z)	(Class Z)	(Class Z)

Nations Intermediate Bond	$21,321,000	2,228,809	$9.57
Fund (Acquiring)	(Investor A)	(Investor A)	(Investor A)
(Fund B)	$8,543,183	897,698	$9.52
	(Investor B)	(Investor B)	(Investor B)
	$3,548,685	333,046	$10.65
	(Investor C)	(Investor C)	(Investor C)
	$594,997,406	62,413,467	$9.53
	(Primary A)	(Primary A)	(Primary A)

Pro Forma Combined Fund	$56,922,977	5,949,139	$9.57
(Fund A + Fund B)	(Investor A)	(Investor A)	(Investor A)
	$11,008,732	1,156,751	$9.52
	(Investor B)	(Investor B)	(Investor B)
	$4,971,771	466,694	$10.65
	(Investor C)	(Investor C)	(Investor C)
	$898,610,027	94,276,709	$9.53
	(Primary A)	(Primary A)	(Primary A)

Columbia Large Company Index	$24,127,628	903,700	$26.70
Fund	(Class A)	(Class A)	(Class A)
(Fund A)	$13,066,757	491,712	$26.57
	(Class B)	(Class B)	(Class B)
	$3,103,677	116,518	$26.64
	(Class C)	(Class C)	(Class C)
	$802,419,125	30,010,756	$26.74
	(Class Z)	(Class Z)	(Class Z)

Nations Large Cap Index Fund	$36,627,536	1,647,757	$22.23
(Acquiring)	(Investor A)	(Investor A)	(Investor A)
(Fund B)	—	—	—
	(Investor B)	(Investor B)	(Investor B)
	$$36,627,536	1,647,757	$22.23
	(Investor A)	(Investor A)	(Investor A)
	$1,452,250,948	64,883,424	$22.38
	(Primary A)	(Primary A)	(Primary A)

Fund	Net Assets	Shares Outstanding	Net Asset Value Per Share
Pro Forma Combined Fund	$63,858,841	2,872,737	$22.23
(Fund A + Fund B)	(Investor A)	(Investor A)	(Investor A)
	$13,066,757	587,798	$22.23
	(Investor B)	(Investor B)	(Investor B)
	$63,858,841	2,872,737	$22.23
	(Investor A)	(Investor A)	(Investor A)
	$802,419,125	35,854,295	$22.38
	(Primary A)	(Primary A)	(Primary A)

Columbia Mid Cap Value Fund	$696,294,847	27,031,252	$25.76
(Fund A)	(Class A)	(Class A)	(Class A)
	$309,972,364	13,267,564	$23.36
	(Class B)	(Class B)	(Class B)
	$65,798,388	2,728,248	$24.12
	(Class C)	(Class C)	(Class C)
	$683,059,368	26,212,467	$26.06
	(Class Z)	(Class Z)	(Class Z)

Nations Mid Cap Value Fund	$10,097,576	746,279	$13.53
(Acquiring)	(Investor A)	(Investor A)	(Investor A)
(Fund B)	$4,283,622	319,692	$13.40
	(Investor B)	(Investor B)	(Investor B)
	$1,119,717	83,331	$13.44
	(Investor C)	(Investor C)	(Investor C)
	$573,429,196	42,311,919	$13.55
	(Primary A)	(Primary A)	(Primary A)

Pro Forma Combined Fund	$706,391,627	52,209,313	$13.53
(Fund A + Fund B)	(Investor A)	(Investor A)	(Investor A)
	$314,255,648	23,451,958	$13.40
	(Investor B)	(Investor B)	(Investor B)
	$66,918,017	4,979,044	$13.44
	(Investor C)	(Investor C)	(Investor C)
	$1,256,443,375	92,722,204	$13.55
	(Primary A)	(Primary A)	(Primary A)

Columbia Short Term Bond	$20,470,476	2,390,053	$8.56
Fund, Inc.	(Class A)	(Class A)	(Class A)
(Fund A)	$21,381,920	2,496,548	$8.56
	(Class B)	(Class B)	(Class B)
	$3,369,469	393,419	$8.56
	(Class C)	(Class C)	(Class C)
	$6,686,338	780,758	$8.56
	(Class D)	(Class D)	(Class D)
	$710,598	82,968	$8.56
	(Class G)	(Class G)	(Class G)
	$18,915,488	2,208,567	$8.56
	(Class T)	(Class T)	(Class T)
	$399,355,578	46,629,345	$8.56
	(Class Z)	(Class Z)	(Class Z)

Nations Short-Intermediate	$32,458,067	7,818,877	$4.15
Government Fund	(Investor A)	(Investor A)	(Investor A)
(Fund B)	$19,101,184	4,597,779	$4.15
	(Investor B)	(Investor B)	(Investor B)
	$4,141,111	998,446	$4.15
	(Investor C)	(Investor C)	(Investor C)
	$297,038,225	71,506,447	$4.15
	(Primary A)	(Primary A)	(Primary A)

Fund	Net Assets	Shares Outstanding	Net Asset Value Per Share
Nations Short-Term Income	$36,391,145	3,695,600	$9.85
Fund (Acquiring)	(Investor A)	(Investor A)	(Investor A)
(Fund C)	$1,443,271	146,728	$9.84
	(Investor B)	(Investor B)	(Investor B)
	$17,158,228	1,743,917	$9.84
	(Investor C)	(Investor C)	(Investor C)
	$934,528,606	95,073,529	$9.83
	(Primary A)	(Primary A)	(Primary A)

Pro Forma Combined Fund	$75,771,431	7,693,599	$9.85
(Fund A + Fund C)	(Investor A)	(Investor A)	(Investor A)
	$22,822,108	2,319,374	$9.84
	(Investor B)	(Investor B)	(Investor B)
	$27,212,585	2,765,701	$9.84
	(Investor C)	(Investor C)	(Investor C)
	$1,334,537,099	$135,766,153	$9.83
	(Primary A)	(Primary A)	(Primary A)

Pro Forma Combined Fund	$68,844,441	6,990,351	$9.85
(Fund B + Fund C)	(Investor A)	(Investor A)	(Investor A)
	$20,541,647	2,087,620	$9.84
	(Investor B)	(Investor B)	(Investor B)
	$21,298,703	2,164,700	$9.84
	(Investor C)	(Investor C)	(Investor C)
	$1,231,523,169	125,286,608	$9.83
	(Primary A)	(Primary A)	(Primary A)

Pro Forma Combined Fund	$108,224,727	10,988,349	$9.85
(Fund A + Fund B + Fund C)	(Investor A)	(Investor A)	(Investor A)
	$41,920,484	4,261,266	$9.84
	(Investor B)	(Investor B)	(Investor B)
	$31,353,087	3,186,484	$9.84
	(Investor C)	(Investor C)	(Investor C)
	$1,631,531,662	165,979,232	$9.83
	(Primary A)	(Primary A)	(Primary A)

Columbia Small Company Index	$8,200,261	416,454	$19.69
Fund	(Class A)	(Class A)	(Class A)
(Fund A)	$3,347,414	172,304	$19.43
	(Class B)	(Class B)	(Class B)
	$3,528,686	181,446	$19.45
	(Class C)	(Class C)	(Class C)
	$307,751,585	15,604,774	$19.72
	(Class Z)	(Class Z)	(Class Z)

Nations SmallCap Index Fund	$14,314,775	791,929	$18.08
(Acquiring)	(Investor A)	(Investor A)	(Investor A)
(Fund B)	$14,314,775	791,929	$18.08
	(Investor A)	(Investor A)	(Investor A)
	$14,314,775	791,929	$18.08
	(Investor A)	(Investor A)	(Investor A)
	$1,002,217,160	55,191,191	$18.16
	(Primary A)	(Primary A)	(Primary A)

Pro Forma Combined Fund	$29,393,136	1,625,799	$18.08
(Fund A + Fund B)	(Investor A)	(Investor A)	(Investor A)
	$$29,393,136	1,625,799	$18.08
	(Investor A)	(Investor A)	(Investor A)
	$$29,393,136	1,625,799	$18.08
	(Investor A)	(Investor A)	(Investor A)
	$1,309,968,745	72,137,864	$18.16
	(Primary A)	(Primary A)	(Primary A)

ITEM 2 — ELECTION OF TRUSTEES/DIRECTORS (FOR COLUMBIA FUNDS ONLY)

     On February 9, 2005, pursuant to a settlement with the SEC, without admitting or denying the findings of the SEC, Columbia and Columbia Funds Distributor, Inc. consented to the entry of a settlement with the SEC. In connection with this settlement, the Columbia Funds, along with other funds in the Columbia Funds Complex, voluntarily undertook to elect Trustees at least every five years, commencing in 2005. A copy of the SEC order memorializing this settlement is available on the SEC’s website at www.sec.gov. In the event that a Reorganization of a Columbia Fund does not occur, the Columbia Fund, by asking shareholders to elect Trustees/Directors at the Meetings, will save the costs of soliciting proxies and scheduling a new meeting for the election of Trustees at a later date.

     The Columbia Funds are being asked in to elect all of the incumbent Trustees/Directors of the Columbia Funds. Each Governance Committee of Columbia Trust I, Columbia Trust III, Columbia Trust V, and Columbia Trust VI, as well as for Columbia Fixed Income Securities Fund, Inc. and Columbia Short Term Bond Fund, Inc., which consists solely of independent Trustees/Directors, makes recommendations concerning the nominees for Trustee/Director of Columbia Trust I, Columbia Trust III, Columbia Trust V, Columbia Trust VI, Columbia Fixed Income Securities Fund, Inc. and Columbia Short Term Bond Fund, Inc. Each Governance Committee recommends that you vote for the election of the following nominees, who currently serve as Trustees or Directors of each trust or company of the Columbia Funds: Mses. Kelly and Verville and Messrs. Hacker, Lowry, Nelson, Neuhauser, Mayer, Theobald, Simpson, Stitzel and Woolworth. You will find more information about the individual Trustees/Directors below.

     The Trustees/Directors are proposing that each of the current Trustees/Directors be elected by shareholders to serve as trustees of Columbia Trust I, Columbia Trust III, Columbia Trust V, and Columbia Trust VI, and directors of Columbia Fixed Income Securities Fund, Inc. and Columbia Short Term Bond Fund, Inc., as set out below:

     Mses. Kelly and Verville and Messrs. Hacker, Lowry, Mayer, Nelson, Neuhauser, Simpson, Stitzel, Theobald and Woolworth (who each have agreed to serve) are proposed for each election as Trustees of Columbia Trust I, Columbia Trust III, Columbia Trust V, and Columbia Trust VI, and Directors of Columbia Fixed Income Securities Fund, Inc. and Columbia Short Term Bond Fund, Inc., and are to be elected by the shareholders of each Columbia Fund.

     TRUSTEES OF COLUMBIA TRUST I, COLUMBIA TRUST III, COLUMBIA TRUST V, AND COLUMBIA TRUST VI, AND DIRECTORS OF COLUMBIA FIXED INCOME SECURITIES FUND, INC. AND COLUMBIA SHORT TERM BOND FUND, INC., ON BEHALF OF THE COLUMBIA FUNDS, UNANIMOUSLY RECOMMEND THAT YOU VOTE “FOR” THE ELECTION OF THE PROPOSED TRUSTEES/DIRECTORS.

Trustees and Officer Information

     The names and ages of the Trustees/Directors and executive officers of the Columbia Funds, the year that each first was elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios in the “Columbia Funds Complex overseen by each Trustee/Director and other trusteeships/directorships that each Trustee/Director holds are shown below. As of December 31, 2004, the number of portfolios in the Columbia Funds Complex consisted of 127 open-end and 12 closed-end management investment company portfolios. The address of each Trustee/Director and officer is One Financial Center, Boston, MA 02111-2621, unless otherwise indicated.

				Number of
				Portfolios
				in
		Year First		Columbia
		Elected		Fund
	Position	Or		Complex
Name/Age and	with	Appointed	Principal Occupation(s) During Past Five	Overseen	Other Directorships/
Address	Funds	to Office(1)	Years	by Trustee	Trusteeships Held

			Non-Interested Trustee/Director

Douglas A. Hacker (Age 49)	Trustee/ Director	1996	Executive Vice President-Strategy of United Airlines since December, 2002 (formerly President of UAL Loyalty Services (airline services) from September, 2001 to December, 2002; Executive Vice President and Chief Financial Officer of United Airlines from March, 1993 to September, 2001; Senior Vice President and Chief Financial Officer of UAL, Inc. prior thereto).	118	None

Janet Langford Kelly (Age 47)	Trustee/ Director	1996	Adjunct Professor of Law, Northwestern University, since September, 2003; Private Investor since March, 2004 (formerly Chief Administration Officer and Senior Vice President, Kmart Holding Corporation (consumer goods), from September 2003 to March 2004; Executive Vice President- Corporate Department and Administration, General Counsel and Secretary, Kellogg Company (food manufacturer) from September, 1999 to August, 2003; Senior Vice President, Secretary and General Counsel, Sara Lee Corporation (branded, packaged, consumer-products manufacturer) from January, 1995 to September, 1999).	118	None

Richard W. Lowry(2) (Age 69)	Trustee/ Director	1995	Private Investor since August, 1987 (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation (building products manufacturer)).	120	None

Charles R. Nelson (Age 62)	Trustee/ Director	1981	Professor of Economics, University of Washington, since January, 1976; Ford and Louisa Van Voorhis Professor of Political Economy, University of Washington, since September, 1993; (formerly Director, Institute for Economic Research, University of Washington, from September 2001 to June 2003; Adjunct Professor of Statistics, University of Washington, since September, 1980; Associate Editor, Journal of Money Credit and Banking, since September, 1993; consultant on econometric and statistical matters).	118	None

John J. Neuhauser(2)(3) (Age 62)	Trustee/ Director	1985	Academic Vice President and Dean of Faculties since August, 1999, Boston College (formerly Dean, Boston College School of Management from September, 1977 to September, 1999).	121	Saucony, Inc. (athletic footwear).

Patrick J. Simpson (Age 61)	Trustee/ Director	2000	Partner, Perkins Coie, LLP (law firm) 1988-present.	118	Trustee, Enesco Group, Inc. (designer, importer and distributor of giftware and collectibles).

				Number of
				Portfolios
				in
		Year First		Columbia
		Elected		Fund
	Position	Or		Complex
Name/Age and	with	Appointed	Principal Occupation(s) During Past Five	Overseen	Other Directorships/
Address	Funds	to Office(1)	Years	by Trustee	Trusteeships Held

Thomas E. Stitzel (Age 69)	Trustee/ Director	1998	Business Consultant since 1999 (formerly Professor of Finance from 1975 to 1999; College of Business, Boise State University); Chartered Financial Analyst).	118	None

Thomas C. Theobald(4) (Age 68)	Trustee/ Director	1996	Partner and Senior Advisor, Chicago Growth Partners (private equity investing) since September, 2004; (formerly Managing Director, William Blair Capital Partners (private equity investing) from September, 1994 to September 2004).	118	Anixter International (network support equipment distributor); Ventas Inc. (real estate investment trust); Jones Lang LaSalle (real estate management services) and Ambee Financial Group (financial guarantee insurance).

Anne-Lee Verville(3) (Age 59)	Trustee/ Director	1998	Retired since 1997 (formerly General Manager, Global Education Industry from 1994 to 1997, IBM Corporation (computers and technology)).	119	Chairman of the Board of Trustees, Enesco Group, Inc. (designer, importer and distributor of giftware and collectibles).

Richard L. Woolworth (Age 64)	Trustee/ Director	1991	Retired since December, 2003 (formerly Chairman and Chief Executive Officer, The Regence Group (regional health insurer) 1971- 2003; Chairman and Chief Executive Officer, Blue Cross and Blue Shield of Oregon 1971- 2003; Certified Public Accountant, Arthur Young & Company 1963-1971).	118	North West Natural (a natural gas service provider).

			Interested Trustee/Director

William E. Mayer(2)(5) (Age 65)	Trustee/ Director	1994	Managing Partner, Park Avenue Equity Partners (private equity fund) since February, 1999 (formerly Partner, Development Capital LLC from November, 1996 to February, 1999).	120	Lee Enterprises (print media); WR Hambrecht + Co. (financial service provider); First Health (healthcare); Readers Digest (publisher); Oppenfield Solutions (retail industry provider).

(1)	In December, 2000, the boards of each of the former Liberty Funds and the former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups, consisting of 88 investment companies (collectively, the “Liberty Board”). On October 8, 2003, the trustees of the Liberty Board were elected to the boards of the Columbia Funds, consisting of 15 investment companies (the “Columbia Board”), and of the CMG Fund Trust, consisting of 15 publicly offered investment companies (the “CMG Funds Board”). Simultaneously with that election, Patrick J. Simpson and Richard L. Woolworth, who had been trustees on the Columbia Board and on the CMG Funds Board, were elected to serve as trustees of the Liberty Board. Also on October 8, 2003, each of the Funds’ incumbent trustees were elected as trustees of the 15 Columbia Funds and as trustees of the 15 publicly offered funds in the CMG Fund Trust.

(2)	Messrs. Lowry, Neuhauser and Mayer each also serve as a trustee of the All-Star Funds, currently consisting of 2 investment companies, which are advised by an affiliate of Columbia.

(3)	Mr. Neuhauser and Ms. Verville also serve as disinterested trustees of Columbia Multi-Strategy Hedge Fund, LLC, which is advised by Columbia.

(4)	Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.

(5)	Mr. Mayer is an “interested person” (as defined in the 1940 Act) of the Fund by reason of his affiliation with WR Hambrecht + Co, a registered broker-dealer.

		Year First
	Position	Elected
Name/Age and	with	or Appointed to
Address	Funds	Office	Principal Occupation(s) During Past Five Years

			Officers

Christopher L. Wilson (Age 47)	Head of Mutual Funds since August 2004; President of the Columbia Funds since October 2004	2000	Formerly President and Chief Executive Officer, CDC IXIS Asset Management Services, Inc. from September 1998 to August 2004.

J. Kevin Connaughton (Age 40)	Treasurer since December 14, 2000; President from February 27, 2004 to October 2004.	2000	Treasurer of the Columbia Funds (15 investment companies), Liberty Funds (88 investment companies) and Liberty All-Star Funds (2 investment companies) since February 2004 and December, 2000, respectively; Chief Financial Officer of the Columbia Funds since January, 2003 (formerly Controller of the Columbia Funds, Liberty Funds and of the Liberty All-Star Funds from February, 1998 to October, 2000); Treasurer of the Stein Roe Funds (13 investment companies) since February, 2001 (formerly Controller from May, 2000 to February, 2001); Treasurer of the Galaxy Funds (15 investment companies) since September, 2002 (formerly Vice President from April, 2000 to January, 2001); Treasurer of the Columbia Multi-Strategy Hedge Fund, LLC since December, 2002; Vice President of Columbia Advisors, Inc. since April, 2003 (formerly Vice President of Colonial from February, 1998 to October, 2000; Senior Tax Manager, Coopers & Lybrand, LLP from April, 1996 to January, 1998).

Mary Joan Hoene (Age 54) 40 West 57th Street New York, NY 10019	Senior Vice President and Chief Compliance Officer since 2004	2004	Formerly Partner, Carter, Ledyard & Milburn LLP from January 2001 to August 2004; Counsel, Carter, Ledyard & Milburn LLP from November 1999 to December 20000; Vice President and Counsel, Equitable Life Assurance Society of the United States from April 1998 to November 1999.

Michael G. Clarke (Age 34)	Chief Accounting Officer since October 2004	2004	Formerly Controller of the Columbia Funds and of the Liberty All-Star Funds from May 2004 to October 2004; Assistant treasurer from June 2002 to May 2004; Vice President, Product Strategy & Development of the Liberty Funds Group from February 2001 to June 2002; Assistant Treasurer of the Liberty Funds Group from February 2001 to June 2002; Assistant Treasurer of the Liberty Funds and of the Liberty All-Star Funds from August 1999 to February 2001; Audit Manager, Deloitte & Touche LLP from May 1997 to August 1999.

Jeffrey R. Coleman (Age 35)	Controller since October 2004	2004	Formerly Vice President of IXIS Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest Funds and Loomis Sayles Funds from February 2003 to September 2004; Assistant Vice President of CDC IXIS Asset Management Services, Inc. and Assistant Treasurer of the CDC Nvest Funds from August 2000 to February 2003; Tax Manager of PFPC Inc. from November 1996 to August 2000

R. Scott Henderson (Age 45)	Secretary since December 2004	2004	Formerly of Counsel Bingham McCutchen from April 2001 to September 2004; Executive Director and General Counsel, Massachusetts Pension Reserves Investment Management Board from September 1997 to March 2001.

Trustees’/Directors’ Compensation

     The members of each Columbia Funds’ Board also serve as Trustees/Directors on the boards of all other funds within the Columbia Funds Complex. Two-thirds of the Trustees’/Directors’ fees are allocated among the funds within the Columbia Fund Complex based on the relative net assets of each fund, and one-third of the fees is allocated equally among the funds within the Columbia Fund Complex.

     The tables below show the compensation received by each of the Trustees/Directors.

          For the fiscal year ended March 31, 2005, the Trustees/Directors received from the following compensation for serving as Trustees/Directors:

Aggregate Compensation from
Columbia Large Company Index
Fund
Disinterested Trustees
Douglas A. Hacker	$	[ ]
Janet Langford Kelly	$	[ ]
Richard W. Lowry	$	[ ]
Charles R. Nelson	$	[ ]
John J. Neuhauser	$	[ ]
Patrick J. Simpson (a)	$	[ ]
Thomas E. Stitzel	$	[ ]
Thomas C. Theobald (b)	$	[ ]
Anne-Lee Verville (c)	$	[ ]
Richard L. Woolworth	$	[ ]
Interested Trustee
William E. Mayer	$	[ ]

Aggregate Compensation from
Columbia Small Company Index
Fund
Disinterested Trustees
Douglas A. Hacker	$	[ ]
Janet Langford Kelly	$	[ ]
Richard W. Lowry	$	[ ]
Charles R. Nelson	$	[ ]
John J. Neuhauser	$	[ ]
Patrick J. Simpson (a)	$	[ ]
Thomas E. Stitzel	$	[ ]
Thomas C. Theobald (b)	$	[ ]
Anne-Lee Verville (c)	$	[ ]
Richard L. Woolworth	$	[ ]
Interested Trustee
William E. Mayer	$	[ ]

For the fiscal year ended April 30, 2005, the Trustees/Directors received from the following compensation for serving as Trustees/Directors:

Aggregate Compensation from
Columbia Intermediate Government
Income Fund
Disinterested Trustees
Douglas A. Hacker	$	[ ]
Janet Langford Kelly	$	[ ]
Richard W. Lowry	$	[ ]
Charles R. Nelson	$	[ ]
John J. Neuhauser	$	[ ]

Aggregate Compensation from
Columbia Intermediate Government
Income Fund
Patrick J. Simpson (a)	$	[ ]
Thomas E. Stitzel	$	[ ]
Thomas C. Theobald (b)	$	[ ]
Anne-Lee Verville (c)	$	[ ]
Richard L. Woolworth	$	[ ]
Interested Trustee
William E. Mayer	$	[ ]

For the fiscal year ended July 31, 2004, the Trustees/Directors received from the following compensation for serving as Trustees/Directors:

Aggregate Compensation from
Columbia Growth & Income Fund
Disinterested Trustees
Douglas A. Hacker	$	[ ]
Janet Langford Kelly	$	[ ]
Richard W. Lowry	$	[ ]
Charles R. Nelson	$	[ ]
John J. Neuhauser	$	[ ]
Patrick J. Simpson (a)	$	[ ]
Thomas E. Stitzel	$	[ ]
Thomas C. Theobald (b)	$	[ ]
Anne-Lee Verville (c)	$	[ ]
Richard L. Woolworth	$	[ ]
Interested Trustee
William E. Mayer	$	[ ]

For the fiscal year ended August 31, 2004, the Trustees/Directors received from the following compensation for serving as Trustees/Directors:

Aggregate Compensation from
Columbia Short Term Bond Fund,
Inc.
Disinterested Trustees
Douglas A. Hacker	$	[ ]
Janet Langford Kelly	$	[ ]
Richard W. Lowry	$	[ ]
Charles R. Nelson	$	[ ]
John J. Neuhauser	$	[ ]
Patrick J. Simpson (a)	$	[ ]
Thomas E. Stitzel	$	[ ]
Thomas C. Theobald (b)	$	[ ]
Anne-Lee Verville (c)	$	[ ]
Richard L. Woolworth	$	[ ]
Interested Trustee
William E. Mayer	$	[ ]

For the fiscal year ended September 30, 2004, the Trustees/Directors received from the following compensation for serving as Trustees/Directors:

Aggregate Compensation from
Columbia Mid Cap Value Fund
Disinterested Trustees
Douglas A. Hacker	$	[ ]
Janet Langford Kelly	$	[ ]
Richard W. Lowry	$	[ ]
Charles R. Nelson	$	[ ]
John J. Neuhauser	$	[ ]
Patrick J. Simpson (a)	$	[ ]

Aggregate Compensation from
Columbia Mid Cap Value Fund
Thomas E. Stitzel	$	[ ]
Thomas C. Theobald (b)	$	[ ]
Anne-Lee Verville (c)	$	[ ]
Richard L. Woolworth	$	[ ]
Interested Trustee
William E. Mayer	$	[ ]

For the fiscal year ended October 31, 2004, the Trustees/Directors received from the following compensation for serving as Trustees/Directors:

Aggregate Compensation from
Columbia Tax-Managed Value Fund
Disinterested Trustees
Douglas A. Hacker	$	[ ]
Janet Langford Kelly	$	[ ]
Richard W. Lowry	$	[ ]
Charles R. Nelson	$	[ ]
John J. Neuhauser	$	[ ]
Patrick J. Simpson (a)	$	[ ]
Thomas E. Stitzel	$	[ ]
Thomas C. Theobald (b)	$	[ ]
Anne-Lee Verville (c)	$	[ ]
Richard L. Woolworth	$	[ ]
Interested Trustee
William E. Mayer	$	[ ]

Aggregate Compensation from
Columbia Florida Intermediate
Municipal Bond Fund
Disinterested Trustees
Douglas A. Hacker	$	[ ]
Janet Langford Kelly	$	[ ]
Richard W. Lowry	$	[ ]
Charles R. Nelson	$	[ ]
John J. Neuhauser	$	[ ]
Patrick J. Simpson (a)	$	[ ]
Thomas E. Stitzel	$	[ ]
Thomas C. Theobald (b)	$	[ ]
Anne-Lee Verville (c)	$	[ ]
Richard L. Woolworth	$	[ ]
Interested Trustee
William E. Mayer	$	[ ]

For the fiscal year ended December 31, 2004, the Trustees/Directors received from the following compensation for serving as Trustees/Directors:

Aggregate Compensation from
Columbia Fixed Income Securities
Fund, Inc.
Disinterested Trustees
Douglas A. Hacker	$	[ ]
Janet Langford Kelly	$	[ ]
Richard W. Lowry	$	[ ]
Charles R. Nelson	$	[ ]
John J. Neuhauser	$	[ ]
Patrick J. Simpson (a)	$	[ ]
Thomas E. Stitzel	$	[ ]
Thomas C. Theobald (b)	$	[ ]
Anne-Lee Verville (c)	$	[ ]
Richard L. Woolworth	$	[ ]
Interested Trustee
William E. Mayer	$	[ ]

For the calendar year ended December 31, 2004, the Trustees/Directors received the following compensation for serving as Trustees/Directors:

		Total Compensation from the Columbia
	Pension or Retirement Benefits	Funds Complex Paid to the Trustees for
	Accrued as Part of Fund	the Calendar Year Ended
	Expenses(1)	December 31, 2004
Disinterested Trustees
Douglas A. Hacker	N/A	$135,000
Janet Langford Kelly	N/A	$148,500
Richard W. Lowry	N/A	$150,700
Charles R. Nelson	N/A	$141,500
John J. Neuhauser	N/A	$158,284
Patrick J. Simpson	N/A	$129,000
Thomas E. Stitzel	N/A	$149,000
Thomas C. Theobald(2)	N/A	$172,500
Anne-Lee Verville(2)	N/A	$157,000
Richard L. Woolworth	N/A	$131,000
Interested Trustee
William E. Mayer	N/A	$166,700

(1)	The funds in the Columbia Funds Complex currently do not provide pension or retirement plan benefits to the Trustees/Directors.

(2)	During the calendar year ended December 31, 2004, Mr. Simpson deferred $129,000 of his total compensation pursuant to the deferred compensation plan, Mr. Theobald deferred $90,000 of his total compensation pursuant to the deferred compensation plan and Ms. Verville deferred $55,000 of her total compensation pursuant to the deferred compensation plan.

Trustee Share Ownership

     The following table shows the dollar range of equity securities beneficially owned by each Trustee/Director as of December 31, 2004 in (i) each Columbia Fund and (ii) all funds in the Fund Complex overseen by the Trustees, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Beneficial Equity Ownership in a Columbia Fund and Columbia Fund Complex
Calendar Year Ended December 31, 2004

	Dollar Range of Equity Securities of	Aggregate Dollar Range of Equity
Nominee	a Columbia Fund	Securities of Columbia Funds
Complex

Disinterested Trustees/Directors
Douglas A. Hacker
Janet Langford Kelly
Richard W. Lowry(1)
Charles R. Nelson
John J. Neuhauser(1)
Patrick J. Simpson
Thomas E. Stitzel
Thomas C. Theobald
Anne-Lee Verville
Richard L. Woolworth

Interested Trustees/Directors

William E. Mayer(1)

(1)	Messrs. Lowry, Mayer and Neuhauser also serve as trustees of the All-Star Funds.

          As of December 31, 2004, no disinterested Trustee/Director or any of his or her immediate family members owned beneficially or of record any class of securities of Bank of America Corporation, Columbia, another investment adviser, sub-adviser or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity. The term “immediate family member” refers to a person’s spouse, a child residing in the person’s household (including step and adoptive children) and any dependents of the person (see Section 152 of the Internal Revenue Code).

Shareholder Communication

          Shareholders may communicate with the Trustees/Directors as a group or individually. Any such communications should be sent to a Columbia Fund’s Board or to an individual Trustee/Director in writing, c/o the Secretary of the specified Columbia Fund, One Financial Center, Boston, MA 02111-2621. The Secretary may determine not to forward any communication to the Board or to a Trustee/Director that does not relate to the business of a Columbia Fund.

Trustees’/Directors’ Meetings and Committees

          Each Board of Trustees/Directors overseeing each Columbia Fund is responsible for the overall management and supervision of each respective Columbia Fund’s affairs and for protecting the interests of each Columbia Fund’s shareholders.

          The Columbia Funds do not have a formal policy on Trustee/Director attendance at shareholder meetings, but it encourages such attendance. [None of the Trustees/Directors attended your Columbia Fund’s 2004 shareholder meeting[s].] Each Board has created several committees to perform specific functions on behalf of the Columbia Funds. The members of each committee, along with a description of each committee’s functions, appear below, followed by a table that sets forth the number of meetings held by each Board and each committee during each Columbia Fund’s most recent fiscal year.

1. Audit Committee

          Each Board has an Audit Committee (collectively, the “Audit Committee”) comprised of only “Independent Trustees” (as defined in the listing standards of the NYSE and the AMEX), who also are not “interested persons” (as defined in the 1940 Act) of any fund overseen by a Board. Each member of the Audit Committee must be financially literate and at least one member must have prior accounting experience or related financial management expertise. The Boards have determined, in accordance with applicable regulations of the NYSE and AMEX, that each member of the Audit Committee is financially literate and that at least one member has prior accounting experience or related financial management expertise.

          On February 10, 2004, each Audit Committee adopted a revised written charter that sets forth an Audit Committee’s structure, duties, powers and methods of operation. Each Audit Committee serves as an independent and objective party to monitor the funds’ accounting policies, financial reporting and internal control systems and the work of the funds’ independent registered public accountant. Each Audit Committee also serves to provide an open avenue of communication between the independent registered public accountants, Columbia’s internal accounting staff and each Board. The principal functions of each Audit Committee are to assist Board oversight of (1) the integrity of each fund’s financial statements, (2) each fund’s compliance with legal and regulatory requirements, (3) the independent registered public accountant’s qualifications and independence, (4) the performance of Columbia’s internal audit function, and (5) the independent registered public accountant. Each Audit Committee is directly responsible for the appointment, compensation, retention and oversight of the work of the independent registered public accountant (including the resolution of disagreements between management and the independent registered public accountant regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other review or attest services for the funds.

Audit Committee Report

          At a meeting of each Audit Committee on February 8, 2005, each Audit Committee: (i) reviewed and discussed with management each Columbia Fund’s audited financial statements for the most recently completed fiscal year and (ii) discussed with PricewaterhouseCoopers LLP, each Columbia Fund’s independent registered public accountant, the matters required to be discussed by Statement on Auditing Standards No. 61 and other professional standards and regulatory requirements. At a meeting of each Audit Committee on February 8, 2005, each Audit Committee obtained from PricewaterhouseCoopers LLP a formal written statement consistent with Independence Standards Board Standard No. 1, “Independence Discussions with Audit Committees,” describing all relationships between PricewaterhouseCoopers LLP and each Columbia Fund that might bear on PricewaterhouseCoopers LLP’s independence, and discussed with PricewaterhouseCoopers LLP any relationships that may effect its objectivity and independence, and satisfied itself as to PricewaterhouseCoopers LLP’s independence. Based on their review and discussion, the Audit Committees recommended to the Boards that the audited financial statements for each Columbia Fund be included in each Columbia Fund’s annual report to shareholders. Each Columbia Fund’s Audit Committee members are Ms. Verville and Messrs. Hacker, Stitzel and Woolworth.

          Based on the recommendation from the Audit Committees and on their own review, the Boards selected PricewaterhouseCoopers LLP as independent registered public accountant for each Columbia Fund for their respective fiscal year end. Representatives of PricewaterhouseCoopers LLP are not expected to be at the Meetings, but have been given the opportunity to make a statement if they so desire, and will be available should any matter arise requiring their presence.

2. Governance Committee

          Messrs. Lowry, Mayer, Simpson and Theobald are members of each Governance Committee of the Columbia Funds. The Columbia Funds have no nominating or compensation committees. Each Governance Committee performs certain of the functions typically performed by these committees. Among other things, each Governance Committee recommends to the Boards nominees for Trustee/Director and nominees for appointment to various committees; performs periodic evaluations of the effectiveness of the Boards; reviews and recommends to each Board policies and practices to be followed in carrying out the Trustees/Directors’ duties and responsibilities;

and reviews and makes recommendations to each Board regarding the compensation of the Trustees/Directors who are not affiliated with Columbia. The Governance Committees have not adopted a charter.

          Three of the four Governance Committee members, Messrs. Lowry, Simpson and Theobald, who are Independent Trustees and who are not “interested persons” (as defined in the 1940 Act) of any Columbia Fund (“Governance Committee Independent Trustees”), participate in the consideration, selection and nomination of Trustees/Directors. The Governance Committee Independent Trustees have considered and nominated all Trustees/Directors and Trustee/Director nominees. The Governance Committee Independent Trustees will consider candidates for Trustee/Director identified by any reasonable source, including current Independent Trustees/Directors, fund management, fund shareholders and other persons or entities. Shareholders of each Columbia Fund who wish to nominate a candidate to their respective Columbia Fund’s Board may send information regarding prospective candidates to a Governance Committee, in care of their respective Columbia Fund, at One Financial Center, Boston, MA 02111-2621. The information should include evidence of the shareholder’s Fund ownership, a full listing of the proposed candidate’s education, experience, current employment, date of birth, names and addresses of at least three professional references, information as to whether the candidate is an “interested person” of the applicable Columbia Fund under the 1940 Act and “independent” under NYSE and AMEX listing standards in relation to the applicable Columbia Fund, and such other information as may be helpful to the Governance Committee Independent Trustees in evaluating the candidate. All satisfactorily completed information packages regarding a candidate will be forwarded to a Governance Committee Independent Trustee for consideration. Recommendations for candidates will be evaluated in light of whether the number of Trustees/Directors of applicable the Columbia Fund is expected to be increased and in light of anticipated vacancies. All nominations from Columbia Fund shareholders will be considered. There may be times when a Governance Committee is not recruiting new Board members. In that case, shareholder recommendations will be maintained on file pending the active recruitment of Trustees/Directors.

          When considering candidates for Trustee/Director, the Governance Committee Independent Trustees consider, among other things, whether prospective nominees have distinguished records in their primary careers, personal and professional integrity and substantive knowledge in areas important to a Board’s operations, such as a background or an education in finance, auditing, securities law, the workings of the securities markets or investment advice. For candidates to serve as Independent Trustees/Directors, independence from the funds’ investment adviser, its affiliates and other principal service providers is critical, as is an independent and questioning mind-set. In each case, the Governance Committee Independent Trustees will evaluate whether a candidate is an “interested person” under the 1940 Act and “independent” under NYSE and AMEX listing standards. The Governance Committee Independent Trustees also consider whether a prospective candidate’s workload would be consistent with regular attendance at Board meetings and would allow him or her to be available for service on Board committees, and to devote the additional time and effort necessary to stay apprised of Board matters and the rapidly changing regulatory environment in which the funds operate. Different substantive areas may assume greater or lesser significance at particular times, in light of a Board’s present composition and its perceptions about future issues and needs.

          The Governance Committee Independent Trustees initially evaluate prospective candidates on the basis of their résumés, considered in light of the criteria discussed above. Those prospective candidates that appear likely to be able to fill a significant need of a Board would be contacted by a Governance Committee Independent Trustee by telephone to discuss the position; if there appeared to be sufficient interest, an in-person meeting with one or more of the Governance Committee Independent Trustees would be arranged. If a Governance Committee Independent Trustee, based on the results of these contacts, believes he or she has identified a viable candidate, he or she would air the matter with the other Governance Committee Independent Trustees for input. Any request by fund management to meet with the prospective candidate would be given appropriate consideration. The Columbia Funds have not paid a fee to third parties to assist in finding nominees.

3. Advisory Fees & Expenses Committee

          Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of each Columbia Fund. The Advisory Fees & Expenses Committees’ functions include reviewing and making recommendations to the Boards as to contracts requiring approval of a majority of the disinterested Trustees/Directors and as to any other contracts that may be referred to the committee by the Boards.

4. Compliance Committee

          Mses. Kelly and Verville and Messrs. Nelson and Simpson are members of each Compliance Committee of the Columbia Funds. Prior to August 10, 2004, Mses. Kelly and Verville and Mr. Nelson were members of the Compliance Committee of each Columbia Fund. The Compliance Committees’ functions include providing oversight of the monitoring processes and controls regarding each Columbia Fund. Each Compliance Committee supervises legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by your Columbia Fund’s investment adviser, principal underwriter and transfer agent.

	Number	Number	Number	Number	Number	Number
	of	of	of	of	of	of
	Meetings	Meetings	Meetings	Meetings	Meetings	Meetings
	for Fiscal	for Fiscal	for Fiscal	for Fiscal	for Fiscal	for Fiscal	Number of
	Year	Year	Year	Year	Year	Year	Meetings for
	Ended	Ended	Ended	Ended	Ended	Ended	Fiscal Year
	Mar. 31,	Apr. 30,	July 31,	Aug. 31,	Sept. 30,	Oct. 31,	Ended
	2005	2005	2004	2004	2004	2004	Dec. 31, 2004

Board of Trustees	[___]	[___]	[___]	[___]	[___]	[___]	[___]
Audit Committee	[___]	[___]	[___]	[___]	[___]	[___]	[___]
Governance Committee	[___]	[___]	[___]	[___]	[___]	[___]	[___]
Advisory Fees & Expenses Committee	[___]	[___]	[___]	[___]	[___]	[___]	[___]
Compliance Committee	[___]	[___]	[___]	[___]	[___]	[___]	[___]

Audit Committee Pre-Approval of Independent Registered Public Accountant Services

          Each Audit Committee is required to pre-approve the engagement of its respective Columbia Fund’s independent registered public accountant to provide audit and non-audit services to a Columbia Fund and non-audit services to Columbia (not including any sub-adviser whose role is primarily portfolio management and which is contracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with Columbia that provides ongoing services to the Columbia Funds (“Columbia Affiliate”), if the engagement relates directly to the operations or financial reporting of a Columbia Fund. The engagement may be entered into pursuant to preapproval policies and procedures established by the Audit Committees.

          Each Audit Committee has adopted an Audit and Non-Audit Services Pre-Approval Policy (“Policy”) for the pre-approval of audit and non-audit services provided to each Columbia Fund and non-audit services provided to Columbia and Columbia Affiliates, if the engagement relates directly to the operations or financial reporting of a Columbia Fund. The Policy sets forth the procedures and conditions pursuant to which services to be performed by a Columbia Fund’s independent registered public accountant are to be pre-approved. Unless a type of service receives general pre-approval under the Policy, it requires specific preapproval by the applicable Audit Committee if it is to be provided by the independent registered public accountant.

          The Policy provides for the general pre-approval by the Audit Committees of certain: (i) audit services to each Columbia Fund; (ii) audit-related services to each Columbia Fund; (iii) tax services to each Columbia Fund; (iv) other services to each Columbia Fund; and (v) fund-related services to Columbia Affiliates. The Policy requires each Columbia Fund’s Treasurer and/or Director of Trustee/Director Administration to submit to the applicable Audit Committee, at least annually, a schedule of the types of services that are subject to general pre-approval. The schedule(s) must provide a description of each type of service that is subject to general pre-approval and, when possible, must provide projected fee caps for each instance of providing each service. At least annually, the Audit

Committees will review and approve the types of services and review the projected fees for the next year, and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. In addition to the fees for each individual service, each Audit Committee has the authority to implement a fee cap on the aggregate amount of non-audit services provided to a Columbia Fund. The fee amounts listed on the schedules will be updated to the extent necessary at each of the other regularly scheduled meetings of the Audit Committees.

Fees Paid to the Independent Registered Public Accounting Firm

     PricewaterhouseCoopers LLP for each Columbia Fund’s last two fiscal years for professional services rendered for (i) audit services, including the audit of each Columbia Fund’s financial statements and services normally provided in connection with statutory and regulatory filings or engagements for those fiscal years; (ii) audit-related services associated with the issuance of each Columbia Fund’s unaudited semi-annual financial statements, (iii) tax services and reviews of each Columbia Fund’s tax returns; and (iv) other services. Please note that the table includes amounts related to non-audit services that would have been subject to pre-approval if SEC rules relating to the pre-approval of non-audit services had been in effect at that time. All of the audit fees, audit-related fees, tax fees and other fees billed by PricewaterhouseCoopers LLP for services provided to each Columbia Fund in its respective fiscal year end were preapproved by each Audit Committee. [There were no amounts billed by PricewaterhouseCoopers LLP a Columbia Fund’s fiscal year end in 2003 for audit-related services, tax services or other services provided to Columbia or Columbia Affiliates for engagements that related directly to the operations or financial reporting of a Columbia Fund.]

				Audit-				All
		Audit		Related		Tax		Other
		Fees		Fees		Fees		Fees
Columbia Tax-Managed Value Fund	2003	$	[____]	$	[____]	$	[____]	$0
	2004	$	[____]	$	[____]	$	[____]	$0
Columbia Intermediate Government Income Fund	2003	$	[____]	$	[____]	$	[____]	$0
	2004	$	[____]	$	[____]	$	[____]	$0
Columbia Mid Cap Value Fund	2003	$	[____]	$	[____]	$	[____]	$0
	2004	$	[____]	$	[____]	$	[____]	$0
Columbia Florida Intermediate Municipal Bond Fund	2003	$	[____]	$	[____]	$	[____]	$0
	2004	$	[____]	$	[____]	$	[____]	$0
Columbia Large Company Index Fund	2003	$	[____]	$	[____]	$	[____]	$0
	2004	$	[____]	$	[____]	$	[____]	$0
Columbia Small Company Index Fund	2003	$	[____]	$	[____]	$	[____]	$0
	2004	$	[____]	$	[____]	$	[____]	$0
Columbia Growth & Income Fund	2003	$	[____]	$	[____]	$	[____]	$0
	2004	$	[____]	$	[____]	$	[____]	$0
Columbia Fixed Income Securities Fund, Inc.	2003	$	[____]	$	[____]	$	[____]	$0
	2004	$	[____]	$	[____]	$	[____]	$0
Columbia Short Term Bond Fund, Inc.	2003	$	[____]	$	[____]	$	[____]	$0
	2004	$	[____]	$	[____]	$	[____]	$0

     The aggregate amount of fees paid for non-audit services billed to each Columbia Fund, Columbia and Columbia Affiliates was as follows:

Columbia Tax-Managed Value Fund	$[_____] for the fiscal year ended October 31, 2004 and
$[_____] for the fiscal year ended October 31, 2003;
Columbia Intermediate Government Income Fund	$[_____] for the fiscal year ended April 30, 2004 and
$[_____] for the fiscal year ended April 30, 2003;
Columbia Mid Cap Value Fund	$[_____] for the fiscal year ended September 30, 2004 and
$[_____] for the fiscal year ended September 30, 2003;
Columbia Florida Intermediate Municipal Bond Fund	$[_____] for the fiscal year ended October 31, 2004 and
$[_____] for the fiscal year ended October 31, 2003;
Columbia Large Company Index Fund	$[_____] for the fiscal year ended March 31, 2004 and
$[_____] for the fiscal year ended March 31, 2003;

Columbia Small Company Index Fund	$[_____] for the fiscal year ended March 31, 2004 and
$[_____] for the fiscal year ended March 31, 2003;
Columbia Growth & Income Fund	$[_____] for the fiscal year ended July 31, 2004 and
$[_____] for the fiscal year ended July 31, 2003;
Columbia Fixed Income Securities Fund, Inc.	$[_____] for the fiscal year ended December 31, 2004 and
$[_____] for the fiscal year ended December 31, 2003;
Columbia Short Term Bond Fund, Inc.	$[_____] for the fiscal year ended August 31, 2004 and
$[_____] for the fiscal year ended August 31, 2003.

          The Audit Committees have determined that the provision of the services described above is compatible with maintaining the independence of PwC.

THE BOARDS, ON BEHALF OF EACH COLUMBIA FUND, UNANIMOUSLY RECOMMEND THAT YOU VOTE “FOR” THE ELECTION OF THE PROPOSED TRUSTEES/DIRECTORS OF EACH COLUMBIA FUND.

VOTING MATTERS

General Information

          This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meetings by the Boards. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Trusts also may solicit proxies by telephone or otherwise. In addition, ALAMO Direct Mail Services, Inc., 280 Oser Avenue, Hauppauge, NY 11788, has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $[___]. Shareholders may submit their proxy by following the instructions shown on the proxy ballot(s). Any shareholder submitting a proxy may revoke it at any time before it is exercised at the Meetings by submitting a written notice of revocation addressed to one of the parties at the address shown on the cover page of this Proxy/Prospectus, or a subsequently executed proxy or by attending the Meetings and voting in person.

          Only shareholders of record at the close of business on July 8, 2005 will be entitled to vote at the Meetings. The table below reflects the number of shares outstanding that are entitled to vote on that date. Each whole and fractional share of a Fund is entitled to a whole or fractional vote.

          If the accompanying proxy ballot is executed and returned in time for the Meetings, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meetings.

Quorum

          Shareholders of record on July 8, 2005 are entitled to attend and to vote at a Meeting or any adjournment of a Meeting. A quorum is constituted with respect to each Nations Fund by the presence in person or by proxy of the holders of at least one-third of the outstanding shares of the Fund entitled to vote at the Meetings. A quorum is constituted with respect to each Columbia Fund (other than the Columbia Fixed Income Securities Fund, Inc. and the Columbia Short Term Bond Fund, Inc.) by the presence in person or by proxy of the holders of at least 30% of the outstanding shares of the Fund entitled to vote at the Meetings. For each of the Columbia Fixed Income Securities Fund, Inc. and the Columbia Short Term Bond Fund, Inc., a quorum is constituted by the presence in person or by proxy of the holders of a majority of the outstanding shares of the Fund entitled to vote at the Meetings. For purposes of determining the presence of a quorum for transacting business at the Meetings, abstentions will be treated as shares that are present at the Meetings but which have not been voted. Accordingly, abstentions will have the effect of a “no” vote for purposes of obtaining the requisite approval of the Reorganization Agreement. Broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated the same as abstentions.

          In the event that a quorum is not present at the Meetings, or in the event that a quorum is present at the Meetings but sufficient votes to approve the Reorganization Agreement are not received by a Fund, one or more adjournment(s) may be proposed to permit further solicitation of proxies in order to obtain a requisite vote. All Meetings may be adjourned for a reasonable period of time. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s).

Shareholder Approval

          The Reorganization Agreement

          For each of the Columbia Fixed Income Securities Fund, Inc. and Columbia Short Term Bond Fund, Inc. approval of the Reorganization Agreement and dissolution under state law will require the affirmative vote of the holders of more than 50% of the outstanding shares of the Fund.

          For all other Funds, the Reorganization Agreement must be approved by a “vote of a majority of the outstanding voting securities” of a Fund, as defined in by the 1940 Act, which means the affirmative vote of the lesser of: a) 67% or more of the shares present at the Meeting, if the holders of more than 50% of Fund shares are present or represented by proxy; or b) more than 50% of the Fund’s outstanding shares.

          A vote of the shareholders of the Acquiring Fund is not being solicited, since its approval or consent is not necessary for the Reorganizations.

          Election of Trustees/Directors

     In connection with this Item: all shareholders of Columbia Tax-Managed Value Fund, regardless of the class of shares held, will vote together as a single class with all other shareholders of Columbia Funds Trust I; all shareholders of Columbia Intermediate Government Income Fund and Columbia Mid Cap Value Fund, regardless of the class of shares held, will vote together as a single class with all other shareholders of Columbia Funds Trust III; all shareholders of Columbia Florida Intermediate Municipal Bond Fund, Columbia Large Company Index Fund and Columbia Small Company Index Fund, regardless of the class of shares held, will vote together as a single class with all other shareholders of Columbia Funds Trust V; all shareholders of Columbia Growth & Income Fund, regardless of the class of shares held, will vote together as a single class with all other shareholders of Columbia Funds Trust VI; all shareholders of Columbia Fixed Income Securities Fund, Inc., regardless of the class of shares held, will vote together as a single class; and all shareholders of Columbia Short Term Bond Fund, Inc., regardless of the class of shares held, will vote together as a single class.

     The affirmative vote of a plurality of the shares of Columbia Funds Trust I, Columbia Funds Trust III, Columbia Funds Trust V and Columbia Funds Trust VI voted at the Meetings is required for a Nominee to be elected as a Trustee on the Board of each of Columbia Funds Trust I, Columbia Funds Trust III, Columbia Funds Trust V and Columbia Funds Trust VI, respectively. The affirmative vote of a plurality of the shares of Columbia Fixed Income Securities Fund, Inc. and Columbia Short Term Bond Fund, Inc. voted at the Meetings is required for a Nominee to be elected as a Director on the Board of each of Columbia Fixed Income Securities Fund, Inc. and Columbia Short Term Bond Fund, Inc. respectively.

     The term “plurality” means that the nominees who receive the largest number of votes cast “FOR” are elected as Trustees/Directors up to the maximum number of Trustees/Directors to be elected at the Meetings, which is eleven.

Principal Shareholders

          The table below shows the name, address and share ownership of each person known to the Trusts to have ownership with respect to 5% or more of a class of each Fund and Acquiring Fund as of July 8, 2005. Each shareholder is known to own as of record the shares indicated below. Any shareholder known to the Trusts to own such shares beneficially is designated by an asterisk.

[To be Completed.]

% of Fund Post
Fund/Class	Name/Address	Total Shares	% of Class	% of Funds	Closing

          For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class. As of July 8, 2005, [___] had voting control of ___% of [Name of Fund(s)]’ outstanding shares. Accordingly, ___may be considered to “control” [Name Fund(s)]. The address of ___is: [address]. ___’s control of a Fund is likely to increase the chance that the Fund’s shareholders will approve its Reorganization.

          As of July 8, 2005, the officers and Trustees of Columbia Trust I, Columbia Trust III, Columbia Trust V, Columbia Trust VI and Nations Funds Trust as a group did not own more than 1% of any class of the Funds or Acquiring Funds.

ADDITIONAL INFORMATION

Legal Proceedings

          On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the SEC (the ‘‘SEC Order’’). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website at http://www.sec.gov. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

          In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Nations Funds, its Board of Trustees, the Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (“MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds, the Trustees, BACAP and BACAP Distributors and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds against BACAP and BACAP Distributors and others that asserts claims under the federal securities laws and state common law. Nations Funds is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Other Business

          The Boards know of no other business to be brought before the Meetings. However, if any other matters properly come before the Meetings, it is the intention that proxies, which do not contain specific restrictions to the contrary, will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Inquiries

     Shareholders may find more information about the Funds and Acquiring Funds in the following documents:

-	Annual and semi-annual reports

The annual and semi-annual reports contain information about the Funds’ investments and performance, the financial statements and the independent accountants’ reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on the Funds’ and Acquiring Funds’ performance during the period.

-	SAI

The SAI for the Funds and Acquiring Funds contain additional information about the Funds and Acquiring Funds and their permissible investments and policies. The SAI is legally part of their prospectuses (it is incorporated by reference). Copies have been filed with the SEC.

Shareholders may obtain free copies of these documents, request other information about the Nations Fund and make shareholder inquiries by contacting Nations Funds:

By telephone: (800) 321-7854

By mail:
Nations Funds
One Bank of America Plaza
33rd Floor
Charlotte, NC 28255

On the Internet: www.nationsfunds.com

Shareholders may obtain free copies of these documents, request other information about the Columbia Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone: (800) 426-3750

By mail:
Columbia Funds
One Financial Center
Boston, MA 02111

On the Internet: www.columbiafunds.com

Information about the Funds and Acquiring Funds can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

APPENDIX A

Glossary

Term Used in Proxy/Prospectus	Definition
1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Acquiring Fund(s)	Nations Value Fund, Nations MidCap Value Fund, Nations LargeCap Index Fund, Nations SmallCap Index Fund, Nations Short-Term Income Fund, Nations Bond Fund, Nations Intermediate Bond Fund, and Nations Florida Intermediate Municipal Bond Fund, (each a Fund of Nations Funds Trust)

BACAP	Banc of America Capital Management, LLC

BACAP Distributors	BACAP Distributors, LLC

Bank of America	Bank of America, N.A.

Board(s)	The Boards of Trustees/Directors of the Nations Funds Trust, Columbia Trust I, Columbia Trust III, Columbia Trust V, Columbia Trust VI, Columbia Short Term Bond Fund, Inc., Columbia Fixed Income Securities Fund, Inc.

Closing	Closing of each Reorganization, expected to occur in September 2005

CFSI	Columbia Funds Services, Inc.

CMD	Columbia Management Distributor, Inc.

Columbia	Columbia Management Advisors, Inc.

Columbia Funds	Columbia Tax-Managed Value Fund, Columbia Intermediate Government Income Fund, Columbia Mid Cap Value Fund, Columbia Florida Intermediate Municipal Bond Fund, Columbia Large Company Index Fund, Columbia Small Company Index Fund, Columbia Growth & Income Fund, Columbia Fixed Income Securities Fund, Inc., Columbia Short Term Bond Fund, Inc.

Columbia Funds Complex	All portfolios in all registered investment companies advised by Columbia

Columbia Management Group	Columbia Management Group, Inc.

Code	Internal Revenue Code of 1986, as amended

Fund(s)	Columbia Fixed Income Securities Fund, Inc, Columbia Florida Intermediate Municipal Bond Fund, Columbia Intermediate Government Income Fund, Columbia Growth & Income Fund, Columbia Large Company Index Fund, Columbia Mid Cap Value Fund, Columbia Short Term Bond Fund, Inc., Columbia Small Company Index Fund, Columbia Tax-Managed Value Fund, Nations Florida Municipal Bond Fund and Nations Short-Intermediate Government Fund

Management	BACAP and Columbia Management Group

Meeting(s)	The shareholder meeting(s) of the Funds that will be jointly held at 10:00 a.m., Eastern time, September 16, 2005, at One Financial Center, Boston, Massachusetts

Nations Funds	Nations Bond Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Intermediate Bond Fund, Nations LargeCap Index Fund, Nations MidCap Value Fund, Nations SmallCap Index Fund, Nations Short-Term Income Fund, Nations Short-Intermediate Government Fund, Nations Value Fund

Nations Funds Complex	All series of Nations Funds Trust, Nations Separate Account

A-1

Term Used in Proxy/Prospectus	Definition
Trust and Nations Master Investment Trust

Proxy/Prospectus	This Combined Proxy Statement/Prospectus

Reorganization(s)	The reorganization(s) of the Fund(s) into corresponding Acquiring Fund(s)

Reorganization Agreement	The Agreement and Plan of Reorganization dated as of ___, 2005, is by and among: Columbia Funds Trust I, a Massachusetts business trust, for itself and on behalf of its series Columbia Tax-Managed Value Fund; Columbia Funds Trust III, a Massachusetts business trust, for itself and on behalf of its series Columbia Mid Cap Value Fund and Columbia Intermediate Government Income Fund; Columbia Funds Trust V, a Massachusetts business trust, for itself and on behalf of its series Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia Florida Intermediate Municipal Bond Fund; Columbia Fund s Trust VI, a Massachusetts business trust, for itself and on behalf of its series Columbia Growth & Income Fund; Columbia Short Term Bond Fund, Inc., an Oregon corporation; Columbia Fixed Income Securities Fund, Inc., an Oregon corporation; Nations Funds Trust, a Delaware statutory trust, for itself and on behalf of its series Nations Short-Intermediate Government Fund, Nations Florida Intermediate Municipal Bond Fund, Nations Florida Municipal Bond Fund, Nations Value Fund, Nations MidCap Value Fund, Nations LargeCap Index Fund, Nations SmallCap Index Fund, Nations Short-Term Income Fund, Nations Bond Fund, Nations Intermediate Bond Fund and Nations Florida Intermediate Municipal Bond Fund; and Columbia.

SAI	Statement of Additional Information

SEC	United States Securities and Exchange Commission

A-2

APPENDIX B

Comparison of Fees and Expenses

      The tables below describe the fees and expenses associated with holding Fund and Acquiring Fund shares, as of March 31, 2005. In particular, the tables compare the fees and expenses for each class of each Fund and the corresponding class of the Acquiring Fund, and show the estimated fees and expenses for each combined Acquiring Fund on a pro forma basis after giving effect to each Reorganization.

      Where more than one Fund is involved in a Reorganization, the tables show several combination scenarios of the Funds and Acquiring Funds. They show the possibility of one Fund approving the Reorganization but not the other. They also show the possibility of both Funds approving the Reorganization.

      The operating expense levels shown in this Proxy/Prospectus assume net asset levels; pro forma expense levels shown should not be considered an actual representations of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown.

IF COLUMBIA FIXED INCOME SECURITIES FUND, INC. IS REORGANIZED:

Class A/Investor A

	Columbia		Pro Forma
	Fixed Income		Nations Bond Fund
	Securities Fund	Nations Bond Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%	3.25%	3.25%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.50%	0.49%	0.48%
· Distribution (12b-1) and/or shareholder servicing fees	0.25%	0.25%	0.25%
· Other expenses	0.25%	0.05%	0.06%

· Total annual Fund operating expenses	1.00%	0.79%	0.79%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Bond Fund	$403	$569	$749	$1,271
Columbia Fixed Income Securities Fund, Inc.	$572	$778	$1,001	$1,641
Pro Forma Nations Bond Fund (acquiring)	$403	$569	$749	$1,271

IF COLUMBIA FIXED INCOME SECURITIES FUND, INC. IS REORGANIZED:

Class B/Investor B

	Columbia		Pro Forma
	Fixed Income		Nations Bond Fund
	Securities Fund	Nations Bond Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%	3.00%	3.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.50%	0.49%	0.48%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%
· Other expenses	0.25%	0.05%	0.06%

· Total annual Fund operating expenses	1.75%	1.54%	1.54%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Bond Fund
Did not sell your shares	$157	$486	$839	$1,632
Sold your shares at end of period	$457	$586	$839	$1,632
Columbia Fixed Income Securities Fund, Inc.
Did not sell your shares	$178	$551	$949	$1,864
Sold your shares at end of period	$678	$851	$1,149	$1,864
Pro Forma Nations Bond Fund (acquiring)
Did not sell your shares	$157	$486	$839	$1,632
Sold your shares at end of period	$457	$586	$839	$1,632

IF COLUMBIA FIXED INCOME SECURITIES FUND, INC. IS REORGANIZED:

Class C/Investor C

	Columbia		Pro Forma
	Fixed Income		Nations Bond Fund
	Securities Fund	Nations Bond Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00%	1.00%	1.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.50%	0.49%	0.48%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%
· Other expenses	0.25%	0.05%	0.06%

· Total annual Fund operating expenses	1.75%	1.54%	1.54%
· Fee waivers and/or reimbursements	(0.15%)	(0.00%)	(0.00%)

· Total net expenses	1.60%	1.54%	1.54%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Bond Fund
Did not sell your shares	$157	$486	$839	$1,834
Sold your shares at end of period	$257	$486	$839	$1,834
Columbia Fixed Income Securities Fund, Inc.
Did not sell your shares	$163	$536	$935	$2,050
Sold your shares at end of period	$263	$5361	$935	$2,050
Pro Forma Nations Bond Fund (acquiring)
Did not sell your shares	$157	$486	$839	$1,834
Sold your shares at end of period	$257	$486	$839	$1,834

IF COLUMBIA FIXED INCOME SECURITIES IS REORGANIZED:

Class D/Investor C

	Columbia		Pro Forma
	Fixed Income		Nations Bond Fund
	Securities Fund	Nations Bond Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00%	1.00%	1.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.50%	0.49%	0.48%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%
· Other expenses	0.25%	0.05%	0.06%

· Total annual Fund operating expenses	1.75%	1.54%	1.54%
· Fee waivers and/or reimbursements	(0.15%)	(0.00%)	(0.00%)

· Total net expenses	1.60%	1.54%	1.54%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Bond Fund
Did not sell your shares	$157	$486	$839	$1,834
Sold your shares at end of period	$257	$486	$839	$1,834
Columbia Fixed Income Securities Fund, Inc.
Did not sell your shares	$163	$536	$935	$2,050
Sold your shares at end of period	$263	$536	$935	$2,050
Pro Forma Nations Bond Fund (acquiring)
Did not sell your shares	$157	$486	$839	$1,834
Sold your shares at end of period	$257	$486	$839	$1,834

IF COLUMBIA FIXED INCOME SECURITIES FUND, INC. IS REORGANIZED:

Class Z/Primary A

	Columbia		Pro Forma
	Fixed Income		Nations Bond Fund
	Securities Fund	Nations Bond Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.50%	0.49%	0.48%
· Distribution (12b-1) and/or shareholder servicing fees	0.00%	0.00%	0.00%
· Other expenses	0.25%	0.05%	0.06%

· Total annual Fund operating expenses	0.75%	0.54%	0.54%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Bond Fund	$55	$173	$302	$677
Columbia Fixed Income Securities Fund, Inc.	$77	$240	$417	$930
Pro Forma Nations Bond Fund (acquiring)	$55	$173	$302	$677

IF ONLY COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND IS REORGANIZED:

Class A/Investor A

			Pro Forma
	Columbia Florida	Nations Florida	Nations Florida
	Intermediate	Intermediate	Intermediate
	Municipal Bond	Municipal Bond	Municipal Bond
	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%	3.25%	3.25%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.55%	0.55%	0.55%
· Distribution (12b-1) and/or shareholder servicing fees	0.25%	0.25%	0.25%
· Other expenses	0.25%	0.12%	0.13%

· Total annual Fund operating expenses	1.05%	0.92%	0.93%
· Fee waivers and/or reimbursements	(0.00%)	(0.17%)	(0.18%)

· Total net expenses	1.05%	0.75%	0.75%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Florida Intermediate Municipal Bond Fund	$399	$592	$802	$1,404
Columbia Florida Intermediate Municipal Bond Fund	$577	$793	$1,027	$1,697
Pro Forma Nations Florida Intermediate Municipal Bond Fund (acquiring)	$399	$594	$806	$1,415

IF ONLY NATIONS FLORIDA MUNICIPAL BOND FUND IS REORGANIZED:

Investor A/Investor A

			Pro Forma
		Nations Florida	Nations Florida
	Nations Florida	Intermediate	Intermediate
	Municipal Bond	Municipal Bond	Municipal Bond
	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%	3.25%	3.25%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.55%	0.55%	0.55%
· Distribution (12b-1) and/or shareholder servicing fees	0.25%	0.25%	0.25%
· Other expenses	0.22%	0.12%	0.17%

· Total annual Fund operating expenses	1.02%	0.92%	0.97%
· Fee waivers and/or reimbursements	(0.17%)	(0.17%)	(0.22%)

· Total net expenses	0.85%	0.75%	0.75%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Florida Intermediate Municipal Bond Fund	$399	$592	$802	$1,404
Nations Florida Municipal Bond Fund	$558	$768	$996	$1,649
Pro Forma Nations Florida Intermediate	$399	$603	$823	$1,457
Municipal Bond Fund (acquiring)

      IF BOTH COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND AND NATIONS FLORIDA MUNICIPAL BOND FUND ARE REORGANIZED:

Class A/Investor A

				Pro Forma
	Columbia Florida		Nations Florida	Nations Florida
	Intermediate	Nations Florida	Intermediate	Intermediate
	Municipal Bond	Municipal Bond	Municipal Bond	Municipal Bond
	Fund	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%	3.25%	3.25%	3.25%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	3.00%	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.55%	0.55%	0.55%	0.55%
· Distribution (12b-1) and/or shareholder servicing fees	0.25%	0.25%	0.25%	0.25%
· Other expenses	0.25%	0.22%	0.12%	0.15%

· Total annual Fund operating expenses	1.05%	1.02%	0.92%	0.95%
· Fee waivers and/or reimbursements	(0.00%)	(0.17%)	(0.17%)	(0.20%)

· Total net expenses	1.05%	0.85%	0.75%	0.75%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Florida Intermediate Municipal Bond Fund	$399	$592	$802	$1,404
Columbia Florida Intermediate Municipal Bond Fund	$577	$793	$1,027	$1,697
Nations Florida Municipal Bond Fund	$558	$768	$996	$1,649
Pro Forma Nations Florida Intermediate Municipal Bond Fund (acquiring)	$399	$599	$815	$1,436

IF ONLY COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND IS REORGANIZED:

Class B/Investor B

			Pro Forma
	Columbia Florida	Nations Florida	Nations Florida
	Intermediate	Intermediate	Intermediate
	Municipal Bond	Municipal Bond	Municipal Bond
	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%	3.00%	3.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.55%	0.55%	0.55%
· Distribution (12b-1) and/or shareholder servicing fee	1.00%	1.00%	1.00%
· Other expenses	0.25%	0.12%	0.13%

· Total annual Fund operating expenses	1.80%	1.67%	1.68%
· Fee waivers and/or reimbursements	(0.00%)	(0.17%)	(0.18%)

· Total net expenses	1.80%	1.50%	1.50%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Florida Intermediate Municipal Bond Fund
Did not sell your shares	$153	$510	$891	$1,762
Sold your shares at end of period	$453	$710	$891	$1,762
Columbia Florida Intermediate Municipal Bond Fund
Did not sell your shares	$183	$566	$975	$1,919
Sold your shares at end of period	$683	$866	$1,175	$1,919
Pro Forma Nations Florida Intermediate Municipal Bond Fund (acquiring)
Did not sell your shares	$153	$512	$896	$1,772
Sold your shares at end of period	$453	$712	$896	$1,772

IF ONLY NATIONS FLORIDA MUNICIPAL BOND FUND IS REORGANIZED:

Class B/Investor B

			Pro Forma
		Nations Florida	Nations Florida
	Nations Florida	Intermediate	Intermediate
	Municipal Bond	Municipal Bond	Municipal Bond
	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%	3.00%	3.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.55%	0.55%	0.55%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%
· Other expenses	0.22%	0.12%	0.17%

· Total annual Fund operating expenses	1.77%	1.67%	1.72%
· Fee waivers and/or reimbursements	(0.17%)	(0.17%)	(0.22%)

· Total net expenses	1.60%	1.50%	(1.50%)

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Florida Intermediate Municipal Bond Fund
Did not sell your shares	$153	$510	$891	$1,762
Sold your shares at end of period	$453	$710	$891	$1,762
Nations Florida Municipal Bond Fund
Did not sell your shares	$163	$541	$943	$1,872
Sold your shares at end of period	$663	$841	$1,143	$1,872
Pro Forma Nations Florida Intermediate Municipal Bond Fund (acquiring)
Did not sell your shares	$153	$520	$913	$1,813
Sold your shares at end of period	$453	$720	$913	$1,813

      IF BOTH COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND AND NATIONS FLORIDA MUNICIPAL BOND FUND ARE REORGANIZED:

      Class B/Investor B

				Pro Forma
	Columbia Florida		Nations Florida	Nations Florida
	Intermediate	Nations Florida	Intermediate	Intermediate
	Municipal Bond	Municipal Bond	Municipal Bond	Municipal Bond
	Fund	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%	5.00%	3.00%	3.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.55%	0.55%	0.55%	0.55%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%	1.00%
· Other expenses	0.25%	0.22%	0.12%	0.15%

· Total annual Fund operating expenses	1.80%	1.77%	1.67%	1.70%
· Fee waivers and/or reimbursements	(0.00%)	(0.17%)	(0.17%)	(0.20%)

· Total net expenses	1.80%	1.60%	1.50%	1.50%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Florida Intermediate Municipal Bond Fund
Did not sell your shares	$153	$510	$891	$1,762
Sold your shares at end of period	$453	$710	$891	$1,762
Columbia Florida Intermediate Municipal Bond Fund
Did not sell your shares	$183	$566	$975	$1,919
Sold your shares at end of period	$683	$866	$1,175	$1,919
Nations Florida Municipal Bond Fund
Did not sell your shares	$163	$541	$943	$1,872
Sold your shares at end of period	$663	$841	$1,143	$1,872
Pro Forma Nations Florida Intermediate Municipal Bond Fund (acquiring)
Did not sell your shares	$153	$516	$904	$1,793
Sold your shares at end of period	$453	$716	$904	$1,793

IF ONLY COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND IS REORGANIZED:

Class C/Investor C

			Pro Forma
	Columbia Florida	Nations Florida	Nations Florida
	Intermediate	Intermediate	Intermediate
	Municipal Bond	Municipal Bond	Municipal Bond
	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00%	1.00%	1.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.55%	0.55%	0.55%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%
· Other expenses	0.25%	0.12%	0.13%

· Total annual Fund operating expenses	1.80%	1.67%	1.68%
· Fee waivers and/or reimbursements	(0.00%)	(0.17%)	(0.18%)

· Total net expenses	1.80%	1.50%	1.50%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Florida Intermediate Municipal Bond Fund
Did not sell your shares	$153	$510	$891	$1,962
Sold your shares at end of period	$253	$510	$891	$1,962
Columbia Florida Intermediate Municipal Bond Fund
Did not sell your shares	$183	$566	$975	$2,116
Sold your shares at end of period	$283	$566	$975	$2,116
Pro Forma Nations Florida Intermediate Municipal Bond Fund (acquiring)
Did not sell your shares	$148	$507	$891	$1,968
Sold your shares at end of period	$248	$507	$891	$1,968

IF ONLY NATIONS FLORIDA MUNICIPAL BOND FUND IS REORGANIZED:

Class C/Investor C

			Pro Forma
		Nations Florida	Nations Florida
		Intermediate	Intermediate
	Nations Florida	Municipal Bond	Municipal Bond
	Municipal Bond Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00%	1.00%	1.00%
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.55%	0.55%	0.55%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%
· Other expenses	0.22%	0.12%	0.17%

· Total annual Fund operating expenses	1.77%	1.67%	1.72%
· Fee waivers and/or reimbursements	(0.17%)	(0.17%)	(0.22%)

· Total net expenses	1.60%	1.50%	1.50%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Florida Intermediate Municipal Bond Fund
Did not sell your shares	$153	$510	$891	$1,962
Sold your shares at end of period	$253	$510	$891	$1,962
Nations Florida Municipal Bond Fund
Did not sell your shares	$163	$541	$943	$2,070
Sold your shares at end of period	$263	$541	$943	$2,070
Pro Forma Nations Florida Intermediate Municipal Bond Fund (acquiring)
Did not sell your shares	$153	$520	$913	$2,012
Sold your shares at end of period	$253	$520	$913	$2,012

      IF BOTH COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND AND NATIONS FLORIDA MUNICIPAL BOND FUND ARE REORGANIZED:

      Class C/Investor C

				Pro Forma
	Columbia Florida		Nations Florida	Nations Florida
	Intermediate	Nations Florida	Intermediate	Intermediate
	Municipal Bond	Municipal Bond	Municipal Bond	Municipal Bond
	Fund	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00%	1.00%	1.00%	1.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.55%	0.55%	0.55%	0.55%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%	1.00%
· Other expenses	0.25%	0.22%	0.12%	0.15%

· Total annual Fund operating expenses	1.80%	1.77%	1.67%	1.70%
· Fee waivers and/or reimbursements	(0.00%)	(0.17%)	(0.17%)	(0.20%)

· Total net expenses	1.80%	1.60%	1.50%	1.50%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Florida Intermediate Municipal Bond Fund
Did not sell your shares	$153	$510	$891	$1,962
Sold your shares at end of period	$253	$510	$891	$1,962
Columbia Florida Intermediate Municipal Bond Fund
Did not sell your shares	$183	$566	$975	$2,116
Sold your shares at end of period	$283	$566	$975	$2,116
Nations Florida Municipal Bond Fund
Did not sell your shares	$163	$541	$943	$2,070
Sold your shares at end of period	$263	$541	$943	$2,070
Pro Forma Nations Florida Intermediate Municipal Bond Fund (acquiring)
Did not sell your shares	$148	$511	$900	$1,988
Sold your shares at end of period	$248	$511	$900	$1,988

IF ONLY COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND IS REORGANIZED:

Class Z/Primary A

			Pro Forma
	Columbia Florida	Nations Florida	Nations Florida
	Intermediate	Intermediate	Intermediate
	Municipal Bond	Municipal Bond	Municipal Bond
	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.55%	0.55%	0.55%
· Distribution (12b-1) and/or shareholder servicing fees	0.00%	0.00%	0.00%
· Other expenses	0.25%	0.12%	0.13%

· Total annual Fund operating expenses	0.80%	0.67%	0.68%
· Fee waivers and/or reimbursements	(0.00%)	(0.17%)	(0.18%)

· Total net expenses	0.80%	0.50%	0.50%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Florida Intermediate Municipal Bond Fund	$51	$197	$356	$818
Columbia Florida Intermediate Municipal Bond Fund	$82	$255	$444	$990
Pro Forma Nations Florida Intermediate Municipal Bond Fund (acquiring)	$51	$199	$361	$830

IF ONLY NATIONS FLORIDA MUNICIPAL BOND FUND IS REORGANIZED:

Primary A /Primary A

			Pro Forma
		Nations Florida	Nations Florida
	Nations Florida	Intermediate	Intermediate
	Municipal Bond	Municipal Bond	Municipal Bond
	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee % (as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.55%	0.55%	0.55%
· Distribution (12b-1) and/or shareholder servicing fees	0.00%	0.00%	0.00%
· Other expenses	0.22%	0.12%	0.17%

· Total annual Fund operating expenses	0.77%	0.67%	0.72%
· Fee waivers and/or reimbursements	(0.17%)	(0.17%)	(0.22%)

· Total net expenses	0.60%	0.50%	0.50%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Florida Intermediate Municipal Bond Fund	$51	$197	$356	$818
Nations Florida Municipal Bond Fund	$61	$229	$411	$938
Pro Forma Nations Florida Intermediate Municipal Bond Fund (acquiring)	$51	$208	$379	$874

      IF BOTH COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND AND NATIONS FLORIDA MUNICIPAL BOND FUND ARE REORGANIZED:

      Class Z/Primary A/Primary A

				Pro Forma
	Columbia Florida		Nations Florida	Nations Florida
	Intermediate	Nations Florida	Intermediate	Intermediate
	Municipal Bond	Municipal Bond	Municipal Bond	Municipal Bond
	Fund	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.55%	0.55%	0.55%	0.55%
· Distribution (12b-1) and/or shareholder servicing fees	0.00%	0.00%	0.00%	0.00%
· Other expenses	0.25%	0.22%	0.12%	0.15%

· Total annual Fund operating expenses	0.80%	0.77%	0.67%	0.70%
· Fee waivers and/or reimbursements	(0.00%)	(0.17%)	(0.17%)	(0.20%)

· Total net expenses	0.80%	0.60%	0.50%	0.50%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Florida Intermediate Municipal Bond Fund	$51	$197	$356	$818
Columbia Florida Intermediate Municipal Bond Fund	$82	$255	$444	$990
Nations Florida Municipal Bond Fund	$61	$229	$411	$938
Pro Forma Nations Florida Intermediate Municipal Bond Fund (acquiring)	$51	$204	$370	$852

IF ONLY COLUMBIA GROWTH & INCOME FUND IS REORGANIZED:

Class A/Investor A

			Pro Forma
	Columbia Growth		Nations Value Fund
	& Income Fund	Nations Value Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%	5.75%	5.75%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.67%	0.72%	0.64%
· Distribution (12b-1) and/or shareholder servicing fees	0.25%	0.25%	0.25%
· Other expenses	0.31%	0.05%	0.10%

· Total annual Fund operating expenses	1.23%	1.02%	0.99%
· Fee waivers and/or reimbursements	(0.00%)	(0.01%)	(0.01%)

· Total net expenses	1.23%	1.01%	0.98%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Value Fund	$672	$878	$1,101	$1,746
Columbia Growth & Income Fund	$693	$943	$1,212	$1,978
Pro Forma Nations Value Fund (acquiring)	$669	$869	$1,086	$1,713

IF ONLY COLUMBIA TAX-MANAGED VALUE FUND IS REORGANIZED:

Class A/Investor A

	Columbia Tax-		Pro Forma
	Managed Value		Nations Value Fund
	Fund	Nations Value Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%	5.75%	5.75%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.77%	0.72%	0.71%
· Distribution (12b-1) and/or shareholder servicing fees	0.30%	0.25%	0.25%
· Other expenses	0.37%	0.05%	0.08%

· Total annual Fund operating expenses	1.44%	1.02%	1.04%
· Fee waivers and/or reimbursements	(0.00)	(0.01%)	(0.01%)

· Total net expenses	1.44%	1.01%	1.03%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Value Fund	$672	$878	$1,101	$1,745
Columbia Tax-Managed Value Fund	$713	$1,004	$1,317	$2,200
Pro Forma Nations Value Fund (acquiring)	$674	$884	$1,111	$1,768

      IF BOTH COLUMBIA GROWTH & INCOME FUND AND COLUMBIA TAX-MANAGED VALUE FUND ARE REORGANIZED:

      Class A/Class A/Investor A

		Columbia Tax-		Pro Forma
	Columbia Growth	Managed Value		Nations Value Fund
	& Income Fund	Fund	Nations Value Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%	5.75%	5.75%	5.75%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.67%	0.77%	0.72%	0.64%
· Distribution (12b-1) and/or shareholder servicing fees	0.25%	0.30%	0.25%	0.25%
· Other expenses	0.31%	0.37%	0.05%	0.10%

· Total annual Fund operating expenses	1.23%	1.44%	1.02%	0.99%
· Fee waivers and/or reimbursements	(0.00%)	(0.00)	(0.01%)	(0.01%)

· Total net expenses	1.23%	1.44%	1.01%	0.98%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Value Fund	$672	$878	$1,101	$1,746
Columbia Growth & Income Fund	$693	$943	$1,212	$1,978
Columbia Tax-Managed Value Fund	$713	$1,004	$1,317	$2,200
Pro Forma Nations Value Fund (acquiring)	$669	$869	$1086	$1,713

IF ONLY COLUMBIA GROWTH & INCOME FUND IS REORGANIZED:

Class B/Investor B

			Pro Forma
	Columbia Growth &		Nations Value Fund
	Income Fund	Nations Value Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%	5.00%	5.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.67%	0.72%	0.64%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%
· Other expenses	0.31%	0.05%	0.10%

· Total annual Fund operating expenses	1.98%	1.77%	1.74%
· Fee waivers and/or reimbursements	(0.00%)	(0.01%)	(0.01%)

· Total net expenses	1.98%	1.77%	1.73%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Value Fund
Did not sell your shares	$179	$554	$954	$1,881
Sold your shares at end of period	$679	$854	$1,154	$1,881
Columbia Growth & Income Fund
Did not sell your shares	$201	$621	$1,068	$2,113
Sold your shares at end of period	$701	$921	$1,268	$2,113
Pro Forma Nations Value Fund (acquiring)
Did not sell your shares	$176	$545	$939	$1,849
Sold your shares at end of period	$676	$845	$1,139	$1,849

IF ONLY COLUMBIA TAX-MANAGED VALUE FUND IS REORGANIZED:

Class B/Investor B

	Columbia		Pro Forma
	Tax-Managed Value		Nations Value Fund
	Fund	Nations Value Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%	5.00%	5.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.77%	0.72%	0.71%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%
· Other expenses	0.37%	0.05%	0.08%

· Total annual Fund operating expenses	2.14%	1.77%	1.79%
· Fee waivers and/or reimbursements	(0.00%)	(0.01%)	(0.01%)

· Total net expenses	2.14%	1.76%	1.78%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Value Fund
Did not sell your shares	$179	$554	$954	$1,881
Sold your shares at end of period	$679	$854	$1,154	$1,881
Columbia Tax-Managed Value Fund
Did not sell your shares	$217	$670	$1,149	$2,294
Sold your shares at end of period	$717	$970	$1,349	$2,294
Pro Forma Nations Value Fund (acquiring)
Did not sell your shares	$181	$560	$964	$1,903
Sold your shares at end of period	$681	$860	$1,164	$1,903

      IF BOTH COLUMBIA GROWTH & INCOME FUND AND COLUMBIA TAX-MANAGED VALUE FUND ARE REORGANIZED:

      Class B/Class B/Investor B

				Pro Forma
		Columbia Tax-
	Columbia Growth &	Managed Value		Nations Value Fund
	Income Fund	Fund	Nations Value Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%	5.00%	5.00%	5.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.67%	0.77%	0.72%	0.64%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%	1.00%
· Other expenses	0.31%	0.37%	0.50%	0.10%

· Total annual Fund operating expenses	1.98%	2.14%	1.77%	1.74%
· Fee waivers and/or reimbursements	(0.00%)	(0.00%)	(0.01%)	(0.01%)

· Total net expenses	1.98%	2.14%	1.77%	1.73%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Value Fund
Did not sell your shares	$179	$554	$954	$1,881
Sold your shares at end of period	$679	$854	$1,154	$1,881
Columbia Growth & Income Fund
Did not sell your shares	$201	$621	$1,068	$2,113
Sold your shares at end of period	$701	$921	$1,268	$2,113
Columbia Tax-Managed Value Fund
Did not sell your shares	$217	$670	$1,149	$2,294
Sold your shares at end of period	$717	$970	$1,349	$2,294
Pro Forma Nations Value Fund (acquiring)
Did not sell your shares	$176	$545	$939	$1,849
Sold your shares at end of period	$676	$845	$1,139	$1,849

IF ONLY COLUMBIA GROWTH & INCOME FUND IS REORGANIZED:

Class C/Investor C

			Pro Forma
	Columbia Growth		Nations Value Fund
	& Income Fund	Nations Value Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00%	1.00%	1.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.67%	0.72%	0.64%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%
· Other expenses	0.31%	0.05%	0.10%

· Total annual Fund operating expenses	1.98%	1.77%	1.74%
· Fee waivers and/or reimbursements	(0.00%)	(0.01%)	(0.01%)

· Total net expenses	1.98%	1.76%	1.73%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Value Fund
Did not sell your shares	$179	$554	$954	$2,079
Sold your shares at end of period	$279	$554	$954	$2,079
Columbia Growth & Income Fund
Did not sell your shares	$201	$621	$1,068	$2,306
Sold your shares at end of period	$301	$621	$1,068	$2,306
Pro Forma Nations Value Fund (acquiring)
Did not sell your shares	$176	$545	$939	$2,047
Sold your shares at end of period	$276	$545	$939	$2,047

IF ONLY COLUMBIA TAX-MANAGED VALUE FUND IS REORGANIZED:

Class C/Investor C

	Columbia Tax-		Pro Forma
	Managed Value		Nations Value Fund
	Fund	Nations Value Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00%	1.00%	1.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.77%	0.72%	0.71%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%
· Other expenses	0.37%	0.05%	0.08%

· Total annual Fund operating expenses	2.14%	1.77%	1.79%
· Fee waivers and/or reimbursements	(0.00%)	(0.01%)	(0.01%)

· Total net expenses	2.14%	1.76%	1.78%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Value Fund
Did not sell your shares	$179	$554	$954	$2,079
Sold your shares at end of period	$279	$554	$954	$2,079
Columbia Tax-Managed Value Fund
Did not sell your shares	$217	$670	$1,149	$2,472
Sold your shares at end of period	$317	$670	$1,149	$2,472
Pro Forma Nations Value Fund (acquiring)
Did not sell your shares	$181	$560	$964	$2,101
Sold your shares at end of period	$281	$560	$964	$2,101

      IF BOTH COLUMBIA GROWTH & INCOME FUND AND COLUMBIA TAX-MANAGED VALUE FUND ARE REORGANIZED:

      Class C/Class C/Investor C

		Columbia Tax-		Pro Forma
	Columbia Growth	Managed Value	Nations Value	Nations Value
	& Income Fund	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00%	1.00%	1.00%	1.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.67%	0.77%	0.72%	0.64%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%	1.00%
· Other expenses	0.31%	0.37%	0.05%	0.10%

· Total annual Fund operating expenses	1.98%	2.14%	1.77%	1.74%
· Fee waivers and/or reimbursements	(0.00%)	(0.00%)	(0.01%)	(0.01%)

· Total net expenses	1.98%	2.14%	1.76%	1.73%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Value Fund
Did not sell your shares	$179	$554	$954	$2,079
Sold your shares at end of period	$279	$554	$954	$2,079
Columbia Growth & Income Fund
Did not sell your shares	$201	$621	$1,068	$2,306
Sold your shares at end of period	$301	$621	$1,068	$2,306
Columbia Tax-Managed Value Fund
Did not sell your shares	$217	$670	$1,149	$2,472
Sold your shares at end of period	$317	$670	$1,149	$2,472
Pro Forma Nations Value Fund (acquiring)
Did not sell your shares	$176	$545	$939	$2,047
Sold your shares at end of period	$276	$545	$939	$2,047

IF ONLY COLUMBIA GROWTH & INCOME FUND IS REORGANIZED:

Class Z/Primary A

			Pro Forma
	Columbia Growth &		Nations Value Fund
	Income Fund	Nations Value Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.67%	0.72%	0.64%
· Distribution (12b-1) and/or shareholder servicing fees	0.00%	0.00%	0.00%
· Other expenses	0.31%	0.05%	0.10%

· Total annual Fund operating expenses	0.98%	0.77%	0.74%
· Fee waivers and/or reimbursements	(0.00%)	(0.01%)	(0.01%)

· Total net expenses	0.98%	0.76%	0.73%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Value Fund	$78	$243	$422	$949
Columbia Growth & Income Fund	$100	$312	$542	$1,201
Pro Forma Nations Value Fund (acquiring)	$75	$243	$406	$913

IF ONLY COLUMBIA TAX-MANAGED VALUE FUND IS REORGANIZED:

Class Z/Primary A

	Columbia Tax-		Pro Forma
	Managed Value		Nations Value Fund
	Fund	Nations Value Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.77%	0.72%	0.71%
· Distribution (12b-1) and/or shareholder servicing fees	0.00%	0.00%	0.00%
· Other expenses	0.37%	0.05%	0.08%

· Total annual Fund operating expenses	1.14%	0.77%	0.79%
· Fee waivers and/or reimbursements	(0.00%)	(0.01%)	(0.01%)

· Total net expenses	1.14%	0.76%	0.78%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Value Fund	$78	$243	$422	$949
Columbia Tax-Managed Value Fund	$116	$362	$628	$1,386
Pro Forma Nations Value Fund (acquiring)	$80	$249	$433	$973

IF BOTH COLUMBIA GROWTH & INCOME FUND AND COLUMBIA TAX-MANAGED VALUE FUND ARE REORGANIZED:

Class Z/Class Z/Primary A

	Columbia	Columbia Tax-		Pro Forma
	Growth &	Managed Value	Nations Value	Nations Value
	Income Fund	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.67%	0.77%	0.72%	0.64%
· Distribution (12b-1) and/or shareholder servicing fees	0.00%	0.00%	0.00%	0.00%
· Other expenses	0.31%	0.37%	0.05%	0.10%

· Total annual Fund operating expenses	0.98%	1.14%	0.77%	0.74%
· Fee waivers and/or reimbursements	(0.00%)	(0.00%)	(0.01%)	(0.01%)

· Total net expenses	0.98%	1.14%	0.76%	0.73%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Value Fund	$78	$243	$422	$949
Columbia Growth & Income Fund	$100	$312	$542	$1,201
Columbia Tax-Managed Value Fund	$116	$362	$628	$1,386
Pro Forma Nations Value Fund (acquiring)	$75	$233	$406	$913

IF COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND IS REORGANIZED:

Class A/Investor A

	Columbia		Pro Forma
	Intermediate	Nations	Nations
	Government Income	Intermediate Bond	Intermediate Bond
	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%	3.25%	3.25%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.53%	0.54%	0.50%
· Distribution (12b-1) and/or shareholder servicing fees	0.25%	0.25%	0.25%
· Other expenses	0.14%	0.07%	0.08%

· Total annual Fund operating expenses	0.92%	0.86%	0.83%
· Fee waivers and/or reimbursements	(0.00%)	(0.00%)	(0.01%)

· Total net expenses	0.92%	0.86%	0.82%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Intermediate Bond Fund	$410	$590	$786	$1,351
Columbia Intermediate Government Income	$564	$754	$960	$1,553
Pro Forma Nations Intermediate Bond Fund (acquiring)	$406	$580	$770	$1,316

IF COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND IS REORGANIZED:

Class B/Investor B

	Columbia		Pro Forma
	Intermediate	Nations	Nations
	Government Income	Intermediate Bond	Intermediate Bond
	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%	3.00%	3.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.53%	0.54%	0.50%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%
· Other expenses	0.14%	0.07%	0.08%

· Total annual Fund operating expenses	1.67%	1.61%	1.58%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Intermediate Bond Fund
Did not sell your shares	$164	$508	$876	$1,710
Sold your shares at end of period	$464	$708	$876	$1,710
Columbia Intermediate Government Income
Did not sell your shares	$170	$526	$907	$1,777
Sold your shares at end of period	$670	$826	$1,107	$1,777
Pro Forma Nations Intermediate Bond Fund (acquiring)
Did not sell your shares	$161	$499	$860	$1,677
Sold your shares at end of period	$461	$699	$860	$1,677

IF COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND IS REORGANIZED:

Class C/Investor C

	Columbia		Pro Forma
	Intermediate	Nations	Nations
	Government Income	Intermediate Bond	Intermediate Bond
	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00%	1.00%	1.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.53%	0.54%	0.50%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%
· Other expenses	0.14%	0.07%	0.08%

· Total annual Fund operating expenses	1.67%	1.61%	1.58%
· Fee waivers and/or reimbursements	(0.00%)	(0.00%)	(0.06%)

· Total net expenses	1.67%	1.61%	1.58%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Intermediate Bond Fund
Did not sell your shares	$164	$508	$876	$1,911
Sold your shares at end of period	$264	$508	$876	$1,911
Columbia Intermediate Government Income
Did not sell your shares	$170	$526	$907	$1,976
Sold your shares at end of period	$270	$526	$907	$1,976
Pro Forma Nations Intermediate Bond Fund (acquiring)
Did not sell your shares	$155	$493	$855	$1,873
Sold your shares at end of period	$255	$493	$855	$1,873

IF COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND IS REORGANIZED:

Class Z/Primary A

	Columbia		Pro Forma
	Intermediate	Nations	Nations
	Government Income	Intermediate Bond	Intermediate Bond
	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.53%	0.54%	0.50%
· Distribution (12b-1) and/or shareholder servicing fees	0.00%	0.00%	0.00%
· Other expenses	0.14%	0.07%	0.08%

· Total annual Fund operating expenses	0.67%	0.61%	0.58%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Intermediate Bond Fund	$62	$195	$340	$762
Columbia Intermediate Government Income	$68	$214	$373	$835
Pro Forma Nations Intermediate Bond Fund (acquiring)	$59	$186	$324	$726

IF COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND IS REORGANIZED:

Class G/Investor A

	Columbia		Pro Forma
	Intermediate	Nations	Nations
	Government Income	Intermediate Bond	Intermediate Bond
	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	3.25%	3.25%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.53%	0.54%	0.50%
· Distribution (12b-1) and/or shareholder servicing fees	0.80%	0.25%	0.25%
· Other expenses	0.14%	0.07%	0.08%

· Total annual Fund operating expenses	1.47%	0.86%	0.83%
· Fee waivers and/or reimbursements	(0.00%)	(0.00%)	(0.01%)

· Total net expenses	1.47%	0.86%	0.82%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Intermediate Bond Fund	$410	$590	$786	$1,351
Columbia Intermediate Government Income
Did not sell your shares	$150	$465	$803	$1,581
Sold your shares at end of period	$650	$865	$1,103	$1,581
Pro Forma Nations Intermediate Bond Fund (acquiring)	$406	$580	$770	$1,316

IF COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND IS REORGANIZED:

Class T/Investor A

	Columbia		Pro Forma
	Intermediate	Nations	Nations
	Government Income	Intermediate Bond	Intermediate Bond
	Fund	Fund	Fund (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%	3.25%	3.25%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.53%	0.54%	0.50%
· Distribution (12b-1) and/or shareholder servicing fees	0.00%	0.25%	0.25%
· Other expenses	0.29%	0.07%	0.08%

· Total annual Fund operating expenses	0.82%	0.86%	0.83%
· Fee waivers and/or reimbursements	(0.00%)	(0.00%)	(0.01%)

· Total net expenses	0.82%	0.86%	0.82%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Intermediate Bond Fund	$410	$590	$786	$1,351
Columbia Intermediate Government Income	$555	$724	$908	$1,440
Pro Forma Nations Intermediate Bond Fund (acquiring)	$406	$580	$770	$1,316

IF COLUMBIA LARGE COMPANY INDEX FUND IS REORGANIZED:

Class A/Investor A

			Pro Forma
	Columbia Large	Nations LargeCap	Nations LargeCap
	Company Index	Index Fund	Index (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%	none	5.75%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.20%	0.20%	0.20%
· Distribution (12b-1) and/or shareholder servicing fees	0.25%	0.25%	0.25%
· Other expenses	0.00%	0.05%	0.00%

· Total annual Fund operating expenses	0.45%	0.50%	0.45%
· Fee waivers and/or reimbursements	(0.00%)	(0.11%)	(0.06%)

· Total net expenses	0.45%	0.39%	0.39%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations LargeCap Index Fund	$40	$149	$269	$618
Columbia Large Company Index Fund	$618	$711	$813	$1,109
Pro Forma Nations LargeCap Index Fund (acquiring)	$613	$705	$807	$1,104

IF COLUMBIA LARGE COMPANY INDEX FUND IS REORGANIZED:

Class B/Investor B

			Pro Forma
			Nations LargeCap
	Columbia Large	Nations LargeCap	Index Fund
	Company Index	Index Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	–	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%	–	5.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	–	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.20%	–	0.20%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	–	1.00%
· Other expenses	0.00%	–	0.00%

· Total annual Fund operating expenses	1.20%	–	1.20%
· Fee waivers and/or reimbursements	(0.00%)	–	(0.06%)

· Total net expenses	1.20%	–	1.14%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations LargeCap Index Fund
Did not sell your shares	–	–	–	–
Sold your shares at end of period	–	–	–	–
Columbia Large Company Index Fund
Did not sell your shares	$122	$381	$660	$1,246
Sold your shares at end of period	$622	$681	$860	$1,246
Pro Forma LargeCap Index Fund (acquiring)
Did not sell your shares	$116	$375	$654	$1,240
Sold your shares at end of period	$616	$675	$854	$1,240

IF COLUMBIA LARGE COMPANY INDEX FUND IS REORGANIZED:

Class C/Investor A

			Pro Forma
	Columbia Large	Nations LargeCap	Nations LargeCap
	Company Index	Index Fund	Index (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	5.75%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00%	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.20%	0.20%	0.20%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	0.25%	0.25%
· Other expenses	0.00%	0.05%	0.00%

· Total annual Fund operating expenses	1.20%	0.50%	0.45%
· Fee waivers and/or reimbursements	(0.00%)	(0.11%)	(0.06%)

· Total net expenses	1.20%	0.39%	0.39%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations LargeCap Index Fund	$40	$149	$269	$618
Columbia Large Company Index Fund
Did not sell your shares	$122	$381	$660	$1,455
Sold your shares at end of period	$222	$381	$660	$1,455
Pro Forma LargeCap Index Fund (acquiring)	$613	$705	$807	$1,104

IF COLUMBIA LARGE COMPANY INDEX FUND IS REORGANIZED:

Class Z/Primary A

			Pro Forma
			Nations LargeCap
	Columbia Large	Nations LargeCap	Index Fund
	Company Index	Index Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.20%	0.20%	0.20%
· Distribution (12b-1) and/or shareholder servicing fees	0.00%	0.00%	0.00%
· Other expenses	0.08%	0.05%	0.00%

· Total annual Fund operating expenses	0.28%	0.25%	0.20%
· Fee waivers and/or reimbursements	(0.01%)	(0.11%)	(0.06%)

· Total net expenses	0.27%	0.14%	0.14%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations LargeCap Index Fund	$14	$69	$130	$307
Columbia Large Company Index Fund	$29	$90	$157	$356
Pro Forma Nations LargeCap Index Fund (acquiring)	$14	$58	$107	$249

IF COLUMBIA MID CAP VALUE FUND IS REORGANIZED:

Class A/Investor A

			Pro Forma
	Columbia Mid Cap	Nations MidCap	Nations MidCap
	Value	Value	Value (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%	5.75%	5.75%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.67%	0.65%	0.57%
· Distribution (12b-1) and/or shareholder servicing fees	0.24%	0.25%	0.24%
· Other expenses	0.22%	0.26%	0.26%

· Total annual Fund operating expenses	1.13%	1.16%	1.07%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations MidCap Value Fund	$686	$922	$1,177	$1,903
Columbia Mid Cap Value Fund	$684	$913	$1,161	$1,871
Pro Forma Nations MidCap Value Fund (acquiring)	$678	$896	$1,131	$1,806

IF COLUMBIA MID CAP VALUE FUND IS REORGANIZED:

Class B/Investor B

			Pro Forma
	Columbia Mid Cap	Nations MidCap	Nations MidCap
	Value	Value	Value (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%	5.00%	5.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.67%	0.65%	0.57%
· Distribution (12b-1) and/or shareholder servicing fees	0.99%	1.00%	0.99%
· Other expenses	0.22%	0.26%	0.26%

· Total annual Fund operating expenses	1.88%	1.91%	1.82%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years

Nations MidCap Value Fund
Did not sell your shares	$194	$600	$1,032	$2,038
Sold your shares at end of Period	$694	$900	$1,232	$2,038
Columbia Mid Cap Value Fund
Did not sell your shares	$191	$591	$1,016	$2,005
Sold your shares at end of Period	$691	$891	$1,216	$2,005
Pro Forma Nations MidCap Value Fund (acquiring)
Did not sell your shares	$185	$573	$985	$1,940
Sold your shares at end of Period	$685	$873	$1,185	$1,940

IF COLUMBIA MID CAP VALUE FUND IS REORGANIZED:

Class C/Investor C

			Pro Forma
	Columbia Mid Cap	Nations MidCap	Nations Mid Cap
	Value	Value	Value (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00%	1.00%	1.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.67%	0.65%	0.57%
· Distribution (12b-1) and/or shareholder servicing fees	0.99%	1.00%	0.99%
· Other expenses	0.22%	0.26%	0.26%

· Total annual Fund operating expenses	1.88%	1.91%	1.82%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations MidCap Value Fund
Did not sell your shares	$194	$600	$1,032	$2,233
Sold your shares at end of Period	$294	$600	$1,032	$2,233
Columbia Mid Cap Value Fund
Did not sell your shares	$191	$591	$1,016	$2,201
Sold your shares at end of Period	$291	$591	$1,016	$2,201
Pro Forma Nations MidCap Value Fund (acquiring)
Did not sell your shares	$185	$573	$985	$2,137
Sold your shares at end of Period	$285	$573	$985	$2,137

IF COLUMBIA MID CAP VALUE FUND IS REORGANIZED:

Class Z/Primary A

			Pro Forma
	Columbia Mid Cap	Nations MidCap	Nations Mid Cap
	Value	Value	Value (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.67%	0.65%	0.57%
· Distribution (12b-1) and/or shareholder servicing fees	0.00%	0.00%	0.00%
· Other expenses	0.22%	0.26%	0.26%

· Total annual Fund operating expenses	0.89%	0.91%	0.83%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations MidCap Value Fund	$93	$290	$504	$1,120
Columbia Mid Cap Value Fund	$91	$284	$493	$1,096
Pro Forma Nations MidCap Value Fund (acquiring)	$85	$265	$460	$1,025

IF ONLY COLUMBIA SHORT TERM BOND FUND, INC. IS REORGANIZED:

Class A/Investor A

			Pro Forma
	Columbia		Nations Short-Term
	Short Term	Nations Short-Term	Income Fund
	Bond Fund, Inc.	Income Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%	1.00%	1.00%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.45%	0.44%	0.44%
· Distribution (12b-1) and/or shareholder servicing fees	0.25%	0.25%	0.25%
· Other expenses	0.19%	0.06%	0.07%

· Total annual Fund operating expenses	0.89%	0.75%	0.76%
· Fee waivers and/or reimbursements	(0.00%)	(0.02%)	(0.03%)

· Total net expenses	0.89%	0.73%	0.73%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Short-Term Income Fund	$174	$331	$502	$1,011
Columbia Short Term Bond Fund, Inc.	$562	$745	$945	$1,519
Pro Forma Nations Short-Term Income Fund (acquiring)	$174	$333	$506	$1,022

IF ONLY NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND IS REORGANIZED:

Investor A/Investor A

			Pro Forma
	Nations		Nations Short-Term
	Short-Intermediate	Nations Short-Term	Income Fund
	Government Fund	Income Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	1.00%	1.00%	1.00%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.45%	0.44%	0.44%
· Distribution (12b-1) and/or shareholder servicing fees	0.25%	0.25%	0.25%
· Other expenses	0.10%	0.06%	0.06%

· Total annual Fund operating expenses	0.80%	0.75%	0.75%
· Fee waivers and/or reimbursements	(0.00%)	(0.02%)	(0.02%)

· Total net expenses	0.80%	0.73%	0.73%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Short-Term Income Fund	$174	$331	$502	$1,011
Nations Short-Intermediate Government Fund	$181	$353	$540	$1,080
Pro Forma Nations Short-Term Income Fund (acquiring)	$174	$331	$502	$1,011

IF BOTH COLUMBIA SHORT TERM BOND FUND, INC. AND NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND ARE REORGANIZED:

Class A/Investor A/Investor A

				Pro Forma
	Columbia	Nations		Nations Short-Term
	Short Term	Short-Intermediate	Nations Short-Term	Income Fund
	Bond Fund, Inc.	Government Fund	Income Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%	1.00%	1.00%	1.00%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none	none
· Management fees	0.45%	0.45%	0.44%	0.44%
· Distribution (12b-1) and/or shareholder servicing fees	0.25%	0.25%	0.25%	0.25%
· Other expenses	0.19%	0.10%	0.06%	0.07%

· Total annual Fund operating expenses	0.89%	0.80%	0.75%	0.76%
· Fee waivers and/or reimbursements	(0.00%)	(0.00%)	(0.02%)	(0.03%)

· Total net expenses	0.89%	0.80%	0.73%	0.73%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Short-Term Income Fund	$174	$331	$502	$1,011
Columbia Short Term Bond Fund, Inc.	$562	$745	$945	$1,519
Nations Short-Intermediate Government Fund	$181	$353	$540	$1,080
Pro Forma Nations Short-Term Income Fund (acquiring)	$174	$333	$506	$1,022

IF ONLY COLUMBIA SHORT TERM BOND FUND, INC. IS REORGANIZED:

Class B/Investor B

			Pro Forma
	Columbia Short Term		Nations Short-Term
	Bond Fund,	Nations Short-Term	Income Fund
	Inc.	Income Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	1.00%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.45%	0.44%	0.44%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%
· Other expenses	0.19%	0.06%	0.07%

· Total annual Fund operating expenses	1.64%	1.50%	1.51%
· Fee waivers and/or reimbursements	(0.00%)	(0.02%)	(0.03%)

· Total net expenses	1.64%	1.48%	1.48%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Short-Term Income Fund
Did not sell your shares	$151	$468	$808	$1,578
Sold your shares at end of Period	$151	$468	$808	$1,578
Columbia Short Term Bond Fund, Inc.
Did not sell your shares	$167	$517	$892	$1,743
Sold your shares at end of Period	$667	$817	$1,092	$1,743
Pro Forma Nations Short-Term Income Fund (acquiring)
Did not sell your shares	$151	$470	$812	$1,588
Sold your shares at end of Period	$151	$470	$812	$1,588

IF ONLY NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND IS REORGANIZED:

Investor B/Investor B

			Pro Forma
	Nations		Nations Short-Term
	Short-Intermediate	Nations Short-Term	Income Fund
	Government Fund	Income Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.45%	0.44%	0.44%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%
· Other expenses	0.10%	0.06%	0.06%

· Total annual Fund operating expenses	1.55%	1.50%	1.50%
· Fee waivers and/or reimbursements	(0.00%)	(0.02%)	(0.02%)

· Total net expenses	1.55%	1.48%	1.48%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Short-Term Income Fund
Did not sell your shares	$151	$468	$808	$1,578
Sold your shares at end of Period	$151	$468	$808	$1,578
Nations Short-Intermediate Government Fund
Did not sell your shares	$158	$490	$845	$1,643
Sold your shares at end of Period	$158	$490	$845	$1,643
Pro Forma Nations Short-Term Income Fund (acquiring)
Did not sell your shares	$151	$468	$808	$1,578
Sold your shares at end of Period	$151	$468	$808	$1,578

IF BOTH COLUMBIA SHORT TERM BOND FUND, INC. AND NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND ARE REORGANIZED:

Class B/Investor B/Investor B

				Pro Forma
	Columbia Short Term	Nations		Nations Short-Term
	Bond Fund,	Short-Intermediate	Nations Short-Term	Income Fund
	Inc.	Government Fund	Income Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.45%	0.45%	0.44%	0.44%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%	1.00%
· Other expenses	0.19%	0.10%	0.06%	0.07%

· Total annual Fund operating expenses	1.64%	1.55%	1.50%	1.51%
· Fee waivers and/or reimbursements	(0.00%)	(0.00%)	(0.02%)	(0.03%)

· Total net expenses	1.64%	1.55%	1.48%	1.48%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years

Nations Short-Term Income Fund
Did not sell your shares	$151	$468	$808	$1,578
Sold your shares at end of Period	$151	$468	$808	$1,578
Columbia Short Term Bond Fund, Inc.
Did not sell your shares	$167	$517	$892	$1,743
Sold your shares at end of Period	$667	$817	$1,092	$1,743
Nations Short-Intermediate Government Fund
Did not sell your shares	$158	$490	$845	$1,643
Sold your shares at end of Period	$158	$490	$845	$1,643
Pro Forma Nations Short-Term Income Fund (acquiring)
Did not sell your shares	$151	$470	$812	$1,588
Sold your shares at end of Period	$151	$470	$812	$1,588

IF ONLY COLUMBIA SHORT TERM BOND FUND, INC. IS REORGANIZED:

Class C/Investor C

			Pro Forma
	Columbia Short Term		Nations Short-Term
	Bond	Nations Short-Term	Income Fund
	Fund, Inc.	Income Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00%	1.00%	1.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.45%	0.44%	0.44%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%
· Other expenses	0.19%	0.06%	0.07%

· Total annual Fund operating expenses	1.64%	1.50%	1.51%
· Fee waivers and/or reimbursements	(0.00%)	(0.02%)	(0.03%)

· Total net expenses	1.64%	1.48%	1.48%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Short-Term Income Fund
Did not sell your shares	$151	$468	$808	$1,781
Sold your shares at end of Period	$251	$468	$808	$1,781
Columbia Short Term Bond Fund, Inc.
Did not sell your shares	$167	$520	$896	$1,954
Sold your shares at end of Period	$267	$520	$896	$1,954
Pro Forma Nations Short-Term Income Fund (acquiring)
Did not sell your shares	$151	$470	$812	$1,791
Sold your shares at end of Period	$251	$470	$812	$1,791

IF ONLY NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND IS REORGANIZED:

Class C/Investor C

			Pro Forma
	Nations		Nations Short-Term
	Short-Intermediate	Nations Short-Term	Income Fund
	Government Fund	Income Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00%	1.00%	1.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.45%	0.44%	0.44%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%
· Other expenses	0.10%	0.06%	0.06%

· Total annual Fund operating expenses	1.55%	1.50%	1.50%
· Fee waivers and/or reimbursements	(0.00%)	(0.02%)	(0.02%)

· Total net expenses	1.55%	1.48%	1.48%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Short-Term Income Fund
Did not sell your shares	$151	$468	$808	$1,781
Sold your shares at end of Period	$251	$468	$808	$1,781
Nations Short-Intermediate Government Fund
Did not sell your shares	$158	$490	$845	$1,845
Sold your shares at end of Period	$258	$490	$845	$1,845
Pro Forma Nations Short-Term Income Fund (acquiring)
Did not sell your shares	$151	$468	$808	$1,781
Sold your shares at end of Period	$251	$468	$808	$1,781

IF BOTH COLUMBIA SHORT TERM BOND FUND, INC. AND NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND ARE REORGANIZED:

Class C/Investor C/Investor C

				Pro Forma
	Columbia Short Term	Nations		Nations Short-Term
	Bond	Short-Intermediate	Nations Short-Term	Income Fund
	Fund, Inc.	Government Fund	Income Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00%	1.00%	1.00%	1.00%
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.45%	0.45%	0.44%	0.44%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	1.00%	1.00%	1.00%
· Other expenses	0.19%	0.10%	0.06%	0.07%

· Total annual Fund operating expenses	1.64%	1.55%	1.50%	1.51%
· Fee waivers and/or reimbursements	(0.00%)	(0.00%)	(0.02%)	(0.03%)

· Total net expenses	1.64%	1.55%	1.48%	1.48%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Short-Term Income Fund
Did not sell your shares	$151	$468	$808	$1,781
Sold your shares at end of Period	$251	$468	$808	$1,781
Columbia Short Term Bond Fund, Inc.
Did not sell your shares	$167	$520	$896	$1,954
Sold your shares at end of Period	$267	$520	$896	$1,954
Nations Short-Intermediate Government Fund
Did not sell your shares	$158	$490	$845	$1,845
Sold your shares at end of Period	$258	$490	$845	$1,845
Pro Forma Nations Short-Term Income Fund (acquiring)
Did not sell your shares	$151	$470	$812	$1,791
Sold your shares at end of Period	$251	$470	$812	$1,791

IF ONLY COLUMBIA SHORT TERM BOND FUND, INC. IS REORGANIZED:

Class Z/Primary A/Primary A

			Pro Forma
	Columbia Short Term		Nations Short-Term
	Bond	Nations Short-Term	Income Fund
	Fund, Inc.	Income Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	1.00%	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.45%	0.44%	0.44%
· Distribution (12b-1) and/or shareholder servicing fees	0.00%	0.00%	0.00%
· Other expenses	0.19%	0.06%	0.07%

· Total annual Fund operating expenses	0.64%	0.50%	0.51%
· Fee waivers and/or reimbursements	(0.00%)	(0.02%)	(0.03%)

· Total net expenses	0.64%	0.48%	0.48%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Short-Term Income Fund	$49	$154	$269	$618
Columbia Short Term Bond Fund, Inc.	$65	$205	$357	$798
Pro Forma Nations Short-Term Income Fund (acquiring)	$49	$156	$273	$629

IF ONLY NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND IS REORGANIZED:

Primary A/Primary A

			Pro Forma
	Nations		Nations Short-Term
	Short-Intermediate	Nations Short-Term	Income Fund
	Government Fund	Income Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.45%	0.44%	0.44%
· Distribution (12b-1) and/or shareholder servicing fees	0.00%	0.00%	0.00%
· Other expenses	0.10%	0.06%	0.06%

· Total annual Fund operating expenses	0.55%	0.50%	0.50%
· Fee waivers and/or reimbursements	(0.00%)	(0.02%)	(0.02%)

· Total net expenses	0.55%	0.48%	0.48%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Short-Term Income Fund	$49	$154	$269	$618
Nations Short-Intermediate Government Fund	$56	$176	$307	$689
Pro Forma Nations Short-Term Income Fund (acquiring)	$49	$154	$269	$618

IF BOTH COLUMBIA SHORT TERM BOND FUND, INC. AND NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND ARE REORGANIZED:

Class Z/Primary A

				Pro Forma
	Columbia Short Term	Nations		Nations Short-Term
	Bond	Short-Intermediate	Nations Short-Term	Income Fund
	Fund, Inc.	Government Fund	Income Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.45%	0.45%	0.44%	0.44%
· Distribution (12b-1) and/or shareholder servicing fees	0.00%	0.00%	0.00%	0.00%
· Other expenses	0.19%	0.10%	0.06%	0.07%

· Total annual Fund operating expenses	0.64%	0.55%	0.50%	0.51%
· Fee waivers and/or reimbursements	(0.00%)	(0.00%)	(0.02%)	(0.02%)

· Total net expenses	0.64%	0.55%	0.48%	0.49%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Short-Term Income Fund	$49	$154	$269	$618
Columbia Short Term Bond Fund, Inc.	$65	$205	$357	$798
Nations Short-Intermediate Government Fund	$56	$176	$307	$689
Pro Forma Nations Short-Term Income Fund (acquiring)	$49	$156	$273	$629

IF COLUMBIA SHORT TERM BOND FUND, INC. IS REORGANIZED:

Class D/Primary A

			Pro Forma
	Columbia Short Term		Nations Short-Term
	Bond	Nations Short-Term	Income Fund
	Fund, Inc.	Income Fund	(acquiring)
Shareholder Fees (fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00%	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.45%	0.44%	0.44%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	0.00%	0.00%
· Other expenses	0.19%	0.06%	0.07%

· Total annual Fund operating expenses	1.64%	0.50%	0.51%
· Fee waivers and/or reimbursements	(0.00%)	(0.02%)	(0.02%)

· Total net expenses	1.64%	0.48%	0.49%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Short-Term Income Fund	$49	$154	$269	$618
Columbia Short Term Bond Fund, Inc. Did not sell your shares	$167	$520	$896	$1,954
Sold your shares at end of Period	$267	$520	$896	$1,954
Pro Forma Nations Short-Term Income Fund (acquiring)	$49	$156	$273	$629

IF COLUMBIA SHORT TERM BOND FUND, INC. IS REORGANIZED:

Class G/Investor A

			Pro Forma
	Columbia Short Term		Nations Short-Term
	Bond	Nations Short-Term	Income Fund
	Fund, Inc.	Income Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	1.00%	1.00%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.45%	0.44%	0.44%
· Distribution (12b-1) and/or shareholder servicing fees	0.80%	0.25%	0.25%
· Other expenses	0.19%	0.06%	0.07%

· Total annual Fund operating expenses	1.44%	0.75%	0.76%
· Fee waivers and/or reimbursements	(0.00%)	(0.02%)	(0.03%)

· Total net expenses	1.44%	0.73%	0.73%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Short-Term Income Fund	$174	$331	$502	$1,011
Columbia Short Term Bond Fund, Inc.
Did not sell your shares	$167	$456	$787	$1,547
Sold your shares at end of Period	$267	$856	$1,087	$1,547
Pro Forma Nations Short-Term Income Fund (acquiring)	$174	$333	$506	$1,022

IF ONLY COLUMBIA SHORT TERM BOND FUND, INC. IS REORGANIZED:

Class T/Investor A

			Pro Forma
	Columbia Short Term		Nations Short-Term
	Bond	Nations Short-Term	Income Fund
	Fund, Inc.	Income Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%	1.00%	1.00%
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.45%	0.44%	0.44%
· Distribution (12b-1) and/or shareholder servicing fees	0.00%	0.25%	0.25%
· Other expenses	0.34%	0.06%	0.07%

· Total annual Fund operating expenses	0.79%	0.75%	0.76%
· Fee waivers and/or reimbursements	(0.00%)	(0.02%)	(0.03%)

· Total net expenses	0.79%	0.73%	0.73%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations Short-Term Income Fund	$174	$331	$502	$1,011
Columbia Short Term Bond Fund, Inc.	$552	$715	$893	$1,406
Pro Forma Nations Short-Term Income Fund (acquiring)	$174	$333	$506	$1,022

IF COLUMBIA SMALL COMPANY INDEX FUND IS REORGANIZED:

Class A/Investor A

			Pro Forma
	Columbia Small	Nations SmallCap	Nations SmallCap
	Company Index	Index Fund	Index (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.20%	0.20%	0.20%
· Distribution (12b-1) and/or shareholder servicing fees	0.25%	0.25%	0.25%
· Other expenses	0.01%	0.06%	0.00%

· Total annual Fund operating expenses	0.46%	0.51%	0.45%
· Fee waivers and/or reimbursements	(0.00%)	(0.05%)	(0.00%)

· Total net expenses	0.46%	0.46%	0.45%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations SmallCap Index Fund	$47	$159	$280	$636
Columbia Small Company Index Fund	$619	$714	$818	$1,121
Pro Forma Nations SmallCap Index Fund (acquiring)	$46	$—	$—	$567

IF COLUMBIA SMALL COMPANY INDEX FUND IS REORGANIZED:

Class B/Investor A

			Pro Forma
	Columbia Small	Nations SmallCap	Nations SmallCap
	Company Index	Index Fund	Index (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	5.00%	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.20%	0.20%	0.20%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	0.25%	0.25%
· Other expenses	0.01%	0.06%	0.00%

· Total annual Fund operating expenses	1.21%	0.51%	0.45%
· Fee waivers and/or reimbursements	(0.00%)	(0.05%)	(0.00%)

· Total net expenses	1.21%	0.46%	0.45%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations SmallCap Index Fund	$47	$159	$280	$636
Columbia Small Company Index Fund
Did not sell your shares	$123	$384	$665	$1,257
Sold your shares at end of Period	$623	$684	$865	$1,257
Pro Forma SmallCap Index Fund (acquiring)	$46	$—	$—	$567

IF COLUMBIA SMALL COMPANY INDEX FUND IS REORGANIZED:

Class C/Investor A

			Pro Forma
	Columbia Small	Nations SmallCap	Nations SmallCap
	Company Index	Index Fund	Index (acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	1.00%	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.20%	0.20%	0.20%
· Distribution (12b-1) and/or shareholder servicing fees	1.00%	0.25%	0.25%
· Other expenses	0.01%	0.06%	0.00%

· Total annual Fund operating expenses	1.21%	0.51%	0.45%
· Fee waivers and/or reimbursements	(0.00%)	(0.05%)	(0.00%)

· Total net expenses	1.21%	0.46%	0.45%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations SmallCap Index Fund	$47	$159	$280	$636
Columbia Small Company Index Fund
Did not sell your shares	$123	$384	$665	$1,466
Sold your shares at end of Period	$223	$384	$665	$1,466
Pro Forma SmallCap Index Fund (acquiring)	$46	$—	$—	$567

IF COLUMBIA SMALL COMPANY INDEX FUND IS REORGANIZED:

Class Z/Primary A

			Pro Forma
			Nations SmallCap
	Columbia Small	Nations SmallCap	Index Fund
	Company Index	Index Fund	(acquiring)
Shareholder Fees
(fees paid directly from your investment)
· Maximum sales charge (load) imposed on purchases, as a % of offering price	none	none	none
· Maximum deferred sales charge (load) as a % of the lower of the original purchase price or net asset value	none	none	none
· Redemption fee (%)
(as a percentage of the lesser of purchase price or redemption)	none	none	none
Annual Fund Operating Expenses
(Expenses that are deducted from the Fund’s assets)
· Management fees	0.20%	0.20%	0.20%
· Distribution (12b-1) and/or shareholder servicing fees	0.00%	0.00%	0.00%
· Other expenses	0.01%	0.06%	0.00%

· Total annual Fund operating expenses	0.21%	0.26%	0.20%
· Fee waivers and/or reimbursements	(0.00%)	(0.05%)	(0.00%)

· Total net expenses	0.21%	0.21%	0.20%

Example
This example is intended to help you compare the costs of investing in the Fund, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund’s Total Annual Fund Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Nations SmallCap Index Fund	$22	$79	$141	$326
Columbia Small Company Index Fund	$22	$68	$118	$268
Pro Forma Nations SmallCap Index Fund (acquiring)	$20	$—	$—	$255

APPENDIX C

Comparison of Fundamental Policies and Limitations
of the Funds and the Acquiring Funds

Columbia Fixed Income Securities Fund, Inc. may		The Acquiring Fund (Nations Bond Fund) may
not:		not:
1.	Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.	1.	Same with inclusion of following provision:

• or in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.

2.	Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein, and participation interests in pools of real estate mortgage loans.	2.	Same.

3.	Buy or sell commodities or commodity futures contracts.	3.	Same. Except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

Columbia Fixed Income Securities Fund, Inc. may		The Acquiring Fund (Nations Bond Fund) may
not:		not:
4.	Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for defensive purposes up to 80 percent of the value of its total assets in certificates of deposit (CDs) and bankers’ acceptances with maturities not greater than one year. CDs and bankers’ acceptances will be limited to domestic banks which have total assets in excess of one billion dollars and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a “when-issued” basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the Advisor determines that such action is desirable for investment reasons. The Board of Directors will periodically review these decisions of the Advisor.	4.	Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment copies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

5.	Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.	5.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6.	Borrow money except as a temporary measure for extraordinary or emergency purposes. Its borrowings may not exceed 5 percent of the value of the gross assets of the Fund taken at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets taken at market to an extent greater than 10 percent of the value of the gross assets taken at cost of the Fund. The Fund may not invest issue senior securities, bonds, or debentures.	6.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Columbia Fixed Income Securities Fund, Inc. may		The Acquiring Fund (Nations Bond Fund) may
not:		not:
7.	The Fund may not purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund or would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund. In addition, the Fund may not invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund’s total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.	7.	Same without reference to investment in those companies which have a record of less than three years continuous operation.

8.	Buy any securities or other property on margin, or purchase or sell puts or calls, or combinations thereof.	8.	No corresponding fundamental investment policy

9.	Invest in companies to exercise control or management.	9.	No corresponding fundamental investment policy

10.	Purchase or retain securities issued by an issuer, any of whose officers or directors or security holders is an officer or director of the Fund or of its advisor if, or so long as, the officers and directors of the Fund and of its advisor together own beneficially more than 5 percent of any class of securities of the issuer.	10.	No corresponding fundamental investment policy

11.	Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Fund’s net assets taken at market may, at any time, be held as collateral for such sales.	11.	No corresponding fundamental investment policy

Columbia Florida Intermediate Municipal Bond		The Acquiring Fund (Nations Florida Intermediate
Fund may not:		Municipal Bond Fund) may not:
1.	Not invest, except during temporary defensive periods, any less than 80% of its net assets (plus any borrowings for investment purposes) in Municipal Securities, issued by or on behalf of the State of Florida, its political subdivisions, authorities, agencies, instrumentalities and corporations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from regular federal income taxes (including the federal alternative minimum tax), and that are exempt from Florida intangible personal property tax	1.	Invest any less than 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax, and Florida state intangibles tax.

2.	Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.	2.	Same with inclusion of following provision:

• or in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.

3.	Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.	3.	Same.

4.	Purchase or sell commodities or commodity contracts except that a Fund may, to the extent consistent with its investment goal and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.	4.	Same.

5.	Make loans except to the extent permitted by the 1940 Act.	5.	Same.

6.	Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.	6.	Same.

Columbia Florida Intermediate Municipal Bond		The Acquiring Fund (Nations Florida Intermediate
Fund may not:		Municipal Bond Fund) may not:
7.	Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.	7.	Same.

8.	Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.	8.	Same.

9.	Purchase or sell commodities or commodity contracts except that a Fund may, to the extent consistent with its investment goal and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.	9.	Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

10.	Make loans except to the extent permitted by the 1940 Act.	10.	Same.

11.	Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.	11.	Same.

12.	Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.	12.	Same with inclusion of following provision:

• a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

		The Acquiring Fund (Nations Florida Intermediate
Nations Florida Municipal Bond Fund may not:		Municipal Bond Fund) may not:
1.	Invest any less than 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax, and Florida state intangibles tax.	1.	Same.

2.	Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.	2.	Same.

3.	Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.	3.	Same.

4.	Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.	4.	Same.

5.	Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment copies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.	5.	Same.

6.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.	6.	Same.

		The Acquiring Fund (Nations Florida Intermediate
Nations Florida Municipal Bond Fund may not:		Municipal Bond Fund) may not:
7.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.	7.	Same.

8.	Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.	8.	Same.

9.	Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.	9.	Same.

10.	Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.	10.	Same.

11.	Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.	11.	Same.

		The Acquiring Fund (Nations Florida Intermediate
Nations Florida Municipal Bond Fund may not:		Municipal Bond Fund) may not:
12.	Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment copies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.	12.	Same.

13.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.	13.	Same.

14.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.	14.	Same.

15.	Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.	15.	Same.

Columbia Growth & Income Fund and Columbia		The Acquiring Funds (Nations Value Fund and
Mid Cap Value Fund may:		Nations MidCap Value Fund) may not:
1.	Underwrite securities issued by others only when disposing of portfolio securities;	1.	Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.

2.	Only own real estate acquired as the result of owning securities; the value of such real estate may not exceed 5% of total assets;	2.	Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;	3.	Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4.	Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act;	4.	Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment copies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Columbia Growth & Income Fund and Columbia		The Acquiring Funds (Nations Value Fund and
Mid Cap Value Fund may:		Nations MidCap Value Fund) may not:
5.	Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements	5.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6.	Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund’s borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;	6.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.	7.	Same with the inclusion of the following provision:

• a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

		The Acquiring Fund (Nations Value Fund) may
Columbia Tax-Managed Value Fund may:		not:
1.	Underwrite securities issued by others only when disposing of portfolio securities;	1.	Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.

2.	Only own real estate acquired as the result of owning securities; the value of such real estate may not exceed 5% of total assets;	2.	Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Not invest in commodities, except that the Fund may purchase and sell futures contracts and related options to the extent that total initial margin and premiums on the contracts do not exceed 5% of its total assets;	3.	Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4.	Not concentrate more than 25% of its total assets in any one industry.	4.	Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment copies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Columbia Tax-Managed Value Fund may:		The Acquiring Fund (Nations Value Fund) may not:
5.	Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements	5.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6.	Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund’s borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. In addition, the Fund may not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the Act.	6.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase voting securities of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting shares of such issuer.	7.	Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Columbia Intermediate Government Income Fund may not:		The Acquiring Fund (Nations Intermediate Bond Fund) may not:
1.	Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.	1.	Same with inclusion of following provision:
•   or in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.

2.	Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.	2.	Same.

3.	Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.	3.	Same.

4.	Make loans except to the extent permitted by the 1940 Act.	4.	Same.

5.	Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the Investment Company Act of 1940, as amended (1940 Act).	5.	Same.

6.	Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.	6.	Same with inclusion of following provision:

•   a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Columbia Large Company Index Fund and		The Acquiring Funds (Nations LargeCap Index Fund and
Columbia Small Company Index Fund may not:		Nations SmallCap Index Fund) may not:
1.	Underwrite any issue of securities except to the extent that the sale of portfolio securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.	1.	Same with inclusion of following provision:
•   or in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.

2.	Purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that the Fund may invest in securities secured by real estate, mortgages or interests therein and may purchase securities issued by companies that invest or deal in any of the above.	2.	Same.

3.	Invest in commodities, except that the Funds may invest in stock index futures.	3.	Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4.	Make loans, except that the Fund may purchase or hold debt obligations, lend portfolio securities and enter into repurchase agreements, as described in the SAI and in the prospectuses.	4.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Columbia Large Company Index Fund and		The Acquiring Funds (Nations LargeCap Index Fund and
Columbia Small Company Index Fund may not:		Nations SmallCap Index Fund) may not:
5.	Borrow money or issue senior securities except that the Fund may borrow from banks for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 33-1/3% of the value of the Fund’s total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any bank borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33-1/3% of the value of the Fund’s total assets at the time of such borrowing. Whenever borrowings are outstanding, a Fund will not make any additional investments (including roll-overs). For purposes of this restriction, collateral arrangements with respect to (a) the purchase and sale of options on stock indexes and (b) initial and variation margin for futures contracts will not be deemed to be issuances of senior securities or to be pledges of a Fund’s assets.	5.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6.	Purchase the securities of any issuer if as a result more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer, except that (a) this 5% limitation does not apply to U.S. Government securities and (b) up to 25% of the value of the Fund’s total assets may be invested without regard to this 5% limitation. The Fund may also not purchase more than 10% of the voting securities of any one issuer, more than 10% of the securities of any class of any one issuer or more than 10% of the outstanding debt securities of any one issuer; provided that this limitation shall not apply to investments in U.S. Government securities.	6.	Same with the inclusion of the following provision:

•   a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Make short sales of securities or maintain a short position.	7.	No corresponding fundamental investment policy

8.	Purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by the Fund.	8.	No corresponding fundamental investment policy

Columbia Large Company Index Fund and		The Acquiring Funds (Nations LargeCap Index
and Columbia Small Company Index Fund may not:		Fund and Nations SmallCap Index Fund) may not:
9.	Invest more than 5% of the value of the Fund’s net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.	9.	No corresponding fundamental investment policy

10.	Invest in companies for the purpose of exercising control or management.	10.	No corresponding fundamental investment policy

11.	Purchase securities of other investment companies except as they may be acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act. Purchases made in connection with this restriction may subject shareholders to duplicate fees and expenses.	11.	No corresponding fundamental investment policy

Columbia Short Term Bond Fund, Inc., Inc. may not:		The Acquiring Fund (Nations Short Term Income Fund) may not:
1.	Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.	1.	Same with inclusion of following provision:
•   or in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.

2.	Buy or sell real estate. However, the Fund may purchase or hold securities issued by companies, such as real estate investment trusts, that deal in real estate or interests therein, and participation interests in pool of real estate mortgage loans.	2.	Same.
3.	Buy or sell commodities or commodities contracts or oil, gas or mineral programs, except that the Fund may purchase, sell or enter into financial futures contracts and options on future contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.	3.	Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

Columbia Short Term Bond Fund, Inc., Inc. may not:		The Acquiring Fund (Nations Short Term Income Fund) may not:
4.	Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (c) invest for temporary defensive purposes up to 80 percent of the value of its total assets in certificates of deposit (C/D’s) and bankers’ acceptances with maturities not greater than one year. C/D’s and bankers’ acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a “when-issued” basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the Advisor determines that such action is desirable for investment reasons. The directors will periodically review these decisions of the Advisor.	4.	Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment copies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

5.	Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.	5.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Columbia Short Term Bond Fund, Inc., Inc. may not:		The Acquiring Fund (Nations Short Term Income Fund) may not:
6.	Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks, but only if immediately after each borrowing there is asset coverage of 300 percent, (ii) enter into transactions in options futures, options on futures, and other derivative instruments as described in the Prospectus and this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposit for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Fund’s assets), (iii) enter into reverse repurchase agreements, dollar roll transactions or economically similar transactions to the extent its commitment under such transaction is covered by the segregation of assets, and (iv) borrow money as a temporary measure for extraordinary or emergency purposes provided that such borrowings do not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, and the Fund does not pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.	6.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than (a) 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund, (b) 5 percent of the value of the Fund’s total assets to be invested in companies which, including predecessors and parents, have a record of less than three years of continuous operation, or (c) 10 percent of the outstanding voting securities of that issuer to be held in the Fund.	7.	Same, however, there is no limitation in regards to issuers who have a record of less than 3 years continuous operation.

8.	Buy any securities or other property on margin except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures or purchase or sell puts or calls, or confirmations thereof.	8.	No corresponding fundamental investment policy

Columbia Short Term Bond Fund, Inc., Inc. may not:		The Acquiring Fund (Nations Short Term Income Fund) may not:
9.	Invest in companies to exercise control or management.	9.	No corresponding fundamental investment policy

10.	Purchase or retain securities of an issuer, any of whose officers or directors or security holders is an officer or director of the Fund or of its advisor if, or so long as, the officers and directors of the Fund and of its advisor together own beneficially more than 5 percent of any class of securities of the issuer.	10.	No corresponding fundamental investment policy

11.	Engage in short sale of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event no more than 10 percent of the Fund’s net assets valued at market may, at any time, be held as collateral for such sales.	11.	No corresponding fundamental investment policy

Nations Short-Intermediate Government Fund may not:		The Acquiring Fund (Nations Short Term Income Fund) may not:
1.	Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.	1.	Same.

2.	Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.	2.	Same.

3.	Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.	3.	Same.

Nations Short-Intermediate Government Fund may not:		The Acquiring Fund (Nations Short Term Income Fund) may not:
4.	Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment copies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.	4.	Same.

5.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.	5.	Same.

6.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.	6.	Same.

7.	Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.	7.	Same.

APPENDIX D

ANNUAL TOTAL RETURNS FOR 10-YEAR PERIOD ENDING DECEMBER 31, 2004 [To be provided.]

Columbia Fixed Income Securities Fund, Inc. – Class A

(Bar chart to be inserted)

18.91%	3.37%	9.56%	7.44%	-1.50%	11.27%	8.13%	7.56%	3.38%
1995	1996	1997	1998	1999	2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: [___]
Worst quarter: [___]

Nations Bond Fund – Investor A (Acquiring)

(Bar chart to be inserted)

17.28%	2.12%	8.48%	7.16%	-1.24%	10.10%	7.87%	7.47%	4.90%	4.62%
1995	1996	1997	1998	1999	2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: 2nd quarter 1995: 5.90%
Worst quarter: 1st quarter 1994: -2.85%

Columbia Florida Intermediate Municipal Bond Fund – Class A

(Bar chart to be inserted)

6.37%	-2.78%	9.08%	4.74%	8.30%	2.92%	2.02%
1998	1999	2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: [___]
Worst quarter: [___]

Nations Florida Municipal Bond Fund — Investor A

(Bar chart to be inserted)

14.31%	3.74%	7.21%	5.38%	-0.59%	8.27%	4.78%	6.77%	3.86%	2.56%
1995	1996	1997	1998	1999	2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: 1st quarter 1995: 8.16%
Worst quarter: 1st quarter 1996: -2.50%

Nations Florida Intermediate Municipal Bond Fund – Investor A (Acquiring)

(Bar chart to be inserted)

14.31%	3.74%	7.21%	5.38%	-0.59%	8.27%	4.78%	6.77%	3.86%	2.17%
1995	1996	1997	1998	1999	2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: 1st quarter 1995: 5.80%
Worst quarter: 2nd quarter 2004: -2.31%

Columbia Growth & Income Fund – Class A

(Bar chart to be inserted)

29.49%	19.69%	35.18%	20.05%	11.40%	16.25%	-0.54%	-21.75%	19.14%
1995	1996	1997	1998	1999	2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: [___]
Worst quarter: [___]

Columbia Tax-Managed Value Fund – Class A

(Bar chart to be inserted)

14.10%	-0.42%	-23.22%	19.08%	12.73%
2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: 2nd quarter 2003: 18.84%
Worst quarter: 3rd quarter 2002: -20.51%

Nations Value Fund – Investor A (Acquiring)

(Bar chart to be inserted)

35.78%	20.85%	26.30%	17.14%	0.99%	3.66%	-7.45%	-19.32%	31.22%	13.37%
1995	1996	1997	1998	1999	2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: 4th quarter 1998: 19.39%
Worst quarter: 3rd quarter 2002: -20.50%

Columbia Intermediate Government Income Fund – Class A

(Bar chart to be inserted)

15.67%	1.75%	7.83%	8.32%	-1.95%	11.43%	7.44%	8.71%	1.76%	%
1995	1996	1997	1998	1999	2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: [___]
Worst quarter: [___]

Nations Intermediate Bond Fund — Investor A (Acquiring)

(Bar chart to be inserted)

8.18%	8.41%	8.65%	3.29%	2.27%
2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: 2nd quarter 1995: 4.50%
Worst quarter: 2nd quarter 2004: -2.73%

Columbia Large Company Index Fund – Class A

(Bar chart to be inserted)

37.09%	22.54%	32.81%	28.06%	20.49%	-9.08%	-12.22%	-22.05%	27.67%
1995	1996	1997	1998	1999	2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: [___]
Worst quarter: [___]

Nations LargeCap Index Fund – Investor A (Acquiring)

(Bar chart to be inserted)

22.22%	32.04%	28.06	20.34%	-9.60%	-12.45%	-22.57%	27.98%	10.45%
1996	1997	1998	1999	2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: 4th quarter 1998: 21.12%
Worst quarter: 3rd quarter 2002: -17.41%

Columbia Mid Cap Value Fund – Class A

(Bar chart to be inserted)

38.00%	20.47%	33.20%	14.36%	9.11%	15.47%	2.21%	-12.25%	27.51%	15.32%
1995	1996	1997	1998	1999	2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: 4th quarter 1998: 19.74%
Worst quarter: 3rd quarter 2002: -16.12%

Nations MidCap Value Fund – Investor A (Acquiring)

(Bar chart to be inserted)

-13.24%	36.53%	20.64%
2002	2003	2004

For period shown in bar chart:
Best quarter: 2nd quarter 2003: 17.14%
Worst quarter: 3rd quarter 2002: -17.90%

Columbia Short Term Bond Fund, Inc. – Class A

(Bar chart to be inserted)

10.21%	3.85%	5.76%	6.43%	1.80%	7.26%	8.07%	5.51%	2.14%
1995	1996	1997	1998	1999	2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: [___]
Worst quarter: [___]

Nations Short-Intermediate Government Fund – Investor A

(Bar chart to be inserted)

12.44%	3.19%	7.25%	6.60%	0.43%	9.56%	7.61%	9.92%	1.70%	1.73%
1995	1996	1997	1998	1999	2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: 3rd quarter 2002: 4.70%
Worst quarter: 2nd quarter 2004: — 2.49%

Nations Short-Term Income Fund — Investor A (Acquiring)

(Bar chart to be inserted)

11.27%	4.89%	6.03%	6.30%	3.22%	7.17%	8.62%	5.31%	2.12%	1.03%
1995	1996	1997	1998	1999	2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: 2nd quarter 1995: 3.47%
Worst quarter: 2nd quarter 2004: -1.11%

Columbia Small Company Index Fund – Class A

(Bar chart to be inserted)

33.11%	19.68%	23.56%	-1.75%	11.66%	11.00%	6.21%	-15.31%	37.73%
1995	1996	1997	1998	1999	2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: [___]
Worst quarter: [___]

Nations SmallCap Index Fund – Investor A (Acquiring)

(Bar chart to be inserted)

27.55	-1.89	5.27	9.20	5.66	-15.37	37.94	22.08%
1997	1998	1999	2000	2001	2002	2003	2004

For period shown in bar chart:
Best quarter: 4th quarter 2001: 20.49%
Worst quarter: 3rd quarter 1998: -20.89%

APPENDIX E

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004 [To be provided.]

Columbia Fixed Income Securities Fund, Inc.

10 Years or
Life of
	1 Year	5 Years	the Fund
Class A (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class B (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class C (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class D (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class Z (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Lehman Brothers Aggregate Bond Index (%) (reflects no deductions for fees, expenses or taxes)

Nations Bond Fund

			10 Years or
			Life of
	1 Year	5 Years	the Fund
Investor A (%)
Return Before Taxes	1.18%	6.05%	6.20%
Return After Taxes on Distributions	-0.45%	3.99%	3.93%
Return After Taxes on Distributions and Sale of Fund Shares	0.79%	3.90%	3.89%

Investor B (%)
Return Before Taxes	0.75%	5.94%	5.87%

Investor C (%)
Return Before Taxes	2.85%	5.94%	5.90%

Primary A (%)
Return Before Taxes	4.77%	7.00%	6.79%
Return After Taxes on Distributions	3.00%	4.83%	4.41%
Return After Taxes on Distributions and Sale of Fund Shares	3.13%	4.66%	4.34%

Lehman Brothers U.S. Aggregate Index (%) (reflects no deductions for fees, expenses or taxes)	4.34%	7.71%	7.72%

Columbia Florida Intermediate Municipal Bond Fund

			10 Years or
			Life of the
	1 Year	5 Years	Fund
Class A (%)
Return Before Taxes	-2.87%	4.35%	4.06%
Return After Taxes on Distributions	-2.87%	4.35%	4.02%
Return After Taxes on Distributions and Sale of Fund Shares	-0.88%	4.25%	4.02%

Class B (%)
Return Before Taxes	-3.69%	4.71%	4.52%
Return After Taxes on Distributions	-3.69%	4.71%	4.48%
Return After Taxes on Distributions and Sale of Fund Shares	-1.63%	4.54%	4.40%

Class C (%)
Return Before Taxes	0.63%	5.20%	4.62%
Return After Taxes on Distributions	0.63%	5.20%	5.58%
Return After Taxes on Distributions and Sale of Fund Shares	1.30%	4.98%	4.40%

Class Z (%)
Return Before Taxes	2.28%	5.49%	4.81%
Return After Taxes on Distributions	2.28%	5.49%	4.77%
Return After Taxes on Distributions and Sale of Fund Shares	2.61%	5.27%	4.70%

Lehman 3-15 Year Bond Index (%) (reflects no deductions for fees, expenses or taxes)	3.76%	6.71%	5.93%

Nations Florida Municipal Bond Fund

			10 Years or
			Life of the
	1 Year	5 Years	Fund
Investor A (%)
Return Before Taxes	-2.32%	5.16%	5.87%
Return After Taxes on Distributions	-2.49%	4.99%	5.79%
Return After Taxes on Distributions and Sale of Fund Shares	0.05%	5.03%	5.73%

Investor B (%)
Return Before Taxes	-.3.07%	5.08%	5.67%

Investor C (%)
Return Before Taxes	0.83%	5.38%	5.70%

Primary A (%)
Return Before Taxes	2.82%	6.46%	6.63%
Return After Taxes on Distributions	2.64%	6.29%	6.54%
Return After Taxes on Distributions and Sale of Fund Shares	3.56%	6.21%	6.44%

Lehman Municipal Bond Index (%) (reflects no deductions for fees, expenses or taxes)	4.48%	7.20%	7.06%

Nations Florida Intermediate Municipal Bond Fund

			10 Years of
			Life of the
	1 Year	5 Years	Fund
Investor A (%)
Return Before Taxes	-1.12%	4.24%	4.95%
Return After Taxes on Distributions	-1.16%	4.23%	4.95%
Return After Taxes on Distributions and Sale of Fund Shares	0.46%	4.22%	4.89%

Investor B (%)
Return Before Taxes	-1.65%	4.13%	4.67%

Investor C (%)
Return Before Taxes	0.41%	4.16%	4.67%

			10 Years of
			Life of the
	1 Year	5 Years	Fund

Primary A (%)
Return Before Taxes	2.32%	5.18%	5.54%
Return After Taxes on Distributions	2.28%	5.17%	5.53%
Return After Taxes on Distributions and Sale of Fund Shares	2.83%	5.08%	5.45%

Lehman Quality Intermediate Municipal Bond Index (%) (reflects no deductions for fees, expenses or taxes)	3.15%	6.61%	6.48%

Columbia Growth & Income Fund

10 Years or
Life of the
	1 Year	5 Years	Fund
Class A (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class B (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class C (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class Z (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Russell 1000 Value Index (%) (reflects no deductions for fees, expenses or taxes)

Columbia Tax-Managed Value Fund

			10 Years or
			Life of the
	1 Year	5 Years	Fund
Class A (%)
Return Before Taxes	6.25%	1.99%	-0.62%
Return After Taxes on Distributions	6.11%	1.94%	-0.67%
Return After Taxes on Distributions and Sale of Fund Shares	4.25%	1.70%	-0.53%

Class B (%)
Return Before Taxes	7.03%	2.13%	-0.43%
Return After Taxes on Distributions	6.98%	2.12%	-0.44%
Return After Taxes on Distributions and Sale of Fund Shares	4.62%	1.82%	-0.37%

Class C (%)
Return Before Taxes	11.03%	2.50%	-0.25%
Return After Taxes on Distributions	10.98%	2.49%	-0.26%
Return After Taxes on Distributions and Sale of Fund Shares	7.22%	2.14%	0.21%

Class Z (%)
Return Before Taxes	13.11%	3.52%	0.72%
Return After Taxes on Distributions	12.91%	3.45%	0.66%
Return After Taxes on Distributions and Sale of Fund Shares	8.77%	3.01%	0.61%

Russell 1000 Value Index (%) (reflects no deductions for fees, expenses or taxes)	16.49%	5.27%	4.41%

Nations Value Fund

			10 Years or
			Life of the
	1 Year	5 Years	Fund
Investor A (%)
Return Before Taxes	6.84%	1.65%	10.28%
Return After Taxes on Distributions	6.64%	0.04%	7.83%
Return After Taxes on Distributions and Sale of Fund Shares	4.68%	0.81%	7.98%

Investor B (%)
Return Before Taxes	7.45%	1.79%	10.15%

Investor C (%)
Return Before Taxes	11.49%	2.08%	10.22%

Primary A (%)
Return Before Taxes	13.62%	3.14%	11.21%
Return After Taxes on Distributions	13.37%	1.43%	8.65%
Return After Taxes on Distributions and Sale of Fund Shares	9.15%	2.02%	8.76%

Russell 1000 Value Index (%) (reflects no deductions for fees, expenses or taxes)	16.49%	5.27%	13.83%

Columbia Intermediate Government Income Fund

10 Years or
Life of the
	1 Year	5 Years	Fund
Class A (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class B (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class C (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class Z (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Lehman Int Govt Index (%) (reflects no deductions for fees, expenses or taxes)

Lehman Aggregate Bond Index (%) (reflects no deductions for fees, expenses or taxes)

Nations Intermediate Bond Fund

	1 Year	5 Years	10 Years
Investor A (%)
Return Before Taxes	-1.05%	5.23%	5.76%
Return After Taxes on Distributions	-2.23%	3.44%	3.61%
Return After Taxes on Distributions and Sale of Fund Shares	-0.58%	3.39%	3.59%

Investor B (%)
Return Before Taxes	-1.45%	5.14%	5.07%

Investor C (%)
Return Before Taxes	0.54%	6.46%	5.58%

	1 Year	5 Years	10 Years

Primary A (%)
Return Before Taxes	2.44%	6.16%	5.54%
Return After Taxes on Distributions	1.12%	4.24%	3.56%
Return After Taxes on Distributions and Sale of Fund Shares	1.70%	4.11%	3.53%

Lehman Int Gov’t/Credit Index (%) (reflects no deductions for fees, expenses or taxes)	3.04%	7.21%	6.24%

Columbia Large Company Index Fund

10 Years or
Life of the
	1 Year	5 Years	Fund
Class A (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class B (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class C (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class Z (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

S&P 500 Index (%) (reflects no deductions for fees, expenses or taxes)

Nations LargeCap Index Fund

			10 Years or
			Life of the
	1 Year	5 Years	Fund
Investor A (%)
Return Before Taxes	10.45%	-2.83%	9.49%
Return After Taxes on Distributions	9.87%	-3.16%	8.73%
Return After Taxes on Distributions and Sale of Fund Shares	6.79%	-2.57%	7.96%

Investor B (shell class) (%)
Return Before Taxes	—	—	—

Primary A (%)
Return Before Taxes	10.73%	-2.58%	11.72%
Return After Taxes on Distributions	10.06%	-2.99%	10.85%
Return After Taxes on Distributions and Sale of Fund Shares	6.98%	-2.41%	9.96%

S&P 500 Index (%) (reflects no deductions for fees, expenses or taxes)	10.88%	-2.30%	12.07%

Columbia Mid Cap Value Fund

			10 Years or
			Life of the
	1 Year	5 Years	Fund
Class A (%)
Return Before Taxes	8.69%	7.49%	14.77%
Return After Taxes on Distributions	8.03%	6.43%	12.88%
Return After Taxes on Distributions and Sale of Fund Shares	6.50%	5.96%	12.16%

Class B (%)
Return Before Taxes	9.44%	7.66%	14.58%
Return After Taxes on Distributions	8.69%	6.52%	12.66%
Return After Taxes on Distributions and Sale of Fund Shares	7.11%	6.08%	11.99%

Class C (%)
Return Before Taxes	13.45%	7.97%	14.60%
Return After Taxes on Distributions	12.72%	6.87%	12.71%
Return After Taxes on Distributions and Sale of Fund Shares	9.69%	6.37%	11.99%

Class Z (%)
Return Before Taxes	15.58%	9.04%	15.61%
Return After Taxes on Distributions	14.85%	7.94%	13.70%
Return After Taxes on Distributions and Sale of Fund Shares	11.07%	7.30%	12.93%

Russell MidCap Value Index (%) (reflects no deductions for fees, expenses or taxes)	23.71%	13.48%	15.72%

Nations MidCap Value Fund

		10 Years of
		Life of the
	1 Year	Fund
Investor A (%)
Return Before Taxes	13.73%	12.11%
Return After Taxes on Distributions	11.81%	11.33%
Return After Taxes on Distributions and Sale of Fund Shares	10.19%	10.14%

Investor B (%)
Return Before Taxes	14.71%	12.66%

Investor C (%)
Return Before Taxes	18.77%	13.43%

Primary A (%)
Return Before Taxes	20.89%	14.54%
Return After Taxes on Distributions	18.78%	13.68%
Return After Taxes on Distributions and Sale of Fund Shares	14.93%	12.24%

Russell MidCap Value Index (%) (reflects no deductions for fees, expenses or taxes)	23.71%	16.60%

Columbia Short Term Bond Fund, Inc.

10 Years or
Life of the
	1 Year	5 Years	Fund
Class A (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class B (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class C (%)
Return Before Taxes

10 Years or
Life of the
	1 Year	5 Years	Fund
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class Z (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

ML 1-3 Year Treasury Index (%) (reflects no deductions for fees, expenses or taxes)

Nations Short-Immediate Government Fund

			10 Years of
			Life of the
	1 Year	5 Years	Fund
Investor A (%)
Return Before Taxes	-1.53%	5.11%	5.39%
Return After Taxes on Distributions	-2.46%	3.43%	3.45%
Return After Taxes on Distributions and Sale of Fund Shares	-0.94%	3.37%	3.41%

Investor B (%)
Return Before Taxes	-2.23%	4.99%	5.07%

Investor C (%)
Return Before Taxes	-0.01%	5.05%	5.13%

Primary A (%)
Return Before Taxes	1.74%	6.04%	5.97%
Return After Taxes on Distributions	0.69%	4.25%	3.93%
Return After Taxes on Distributions and Sale of Fund Shares	1.19%	4.11%	3.86%

Lehman U.S. Government Intermediate Government Index (%) (reflects no deductions for fees, expenses or taxes)	2.33%	6.57%	6.75%

Nations Short-Term Income Fund

			10 Years of
			Life of the
	1 Year	5 Years	Fund
Investor A (%)
Return Before Taxes	0.04%	4.42%	5.26%
Return After Taxes on Distributions	-0.73%	2.93%	3.33%
Return After Taxes on Distributions and Sale of Fund Shares	0.03%	2.86%	3.29%

Investor B (%)
Return Before Taxes	0.28%	3.85%	4.88%

Investor C (%)
Return Before Taxes	-0.61%	3.86%	4.84%

Primary A (%)
Return Before Taxes	1.39%	4.88%	5.59%
Return After Taxes on Distributions	0.52%	3.29%	3.58%
Return After Taxes on Distributions and Sale of Fund Shares	0.91%	3.19%	3.52%

ML 1-3 Year Treasury Index (%) (reflects no deductions for fees, expenses or taxes)	0.91%	4.93%	5.71%

Columbia Small Company Index Fund

10 Years or
Life of the
	1 Year	5 Years	Fund
Class A (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class B (%)

10 Years or
Life of the
	1 Year	5 Years	Fund
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class C (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

Class Z (%)
Return Before Taxes
Return After Taxes on Distributions
Return After Taxes on Distributions and Sale of Fund Shares

S&P SmallCap 600 Index (%) (reflects no deductions for fees, expenses or taxes)

Nations SmallCap Index Fund

			10 Years or
			Life of the
	1 Year	5 Years	Fund
Investor A (%)
Return Before Taxes	22.08%	10.46%	10.29%
Return After Taxes on Distributions	20.97%	10.07%	9.83%
Return After Taxes on Distributions and Sale of Fund Shares	15.11%	8.96%	8.86%

Primary A (%)
Return Before Taxes	22.33%	10.76	10.57%
Return After Taxes on Distributions	21.13%	10.28%	10.02%
Return After Taxes on Distributions and Sale of Fund Shares	15.27%	9.16%	9.05%

S&P SmallCap 600 Index (%) (reflects no deductions for fees, expenses or taxes)	22.65%	11.60%	11.86%

APPENDIX F

Comparison of a Organizational Documents and Governing Law

     The table below summarizes the significant differences between the Amended and Restated Declaration of Trust of Nations Funds Trust (the “Proposed Surviving Trust”) and the organizational documents (or Oregon law in the case of the Columbia Short Term Bond Fund and the Columbia Fixed Income Securities Fund) for the Acquired Funds. For additional information, shareholders of any Acquired Fund should refer directly to such documents, copies of which may be obtained by contacting the Proposed Surviving Trust at its address listed on the cover page of this Proxy Statement.

Acquired Corporations:
Acquired Trusts:
Columbia Short Term Bond
		Columbia Funds Trust I	Fund, Inc.
	Proposed Surviving Trust:	Columbia Funds Trust III
		Columbia Funds Trust V Columbia	Columbia Fixed Income
	Nations Funds Trust	Funds Trust VI	Securities Fund, Inc.

Shareholder Liability:	A shareholder or former shareholder held to be personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions is entitled out of the assets of the series (or attributable to the class) of which he or she is a shareholder or former shareholder to be held harmless from and indemnified against all loss and expense arising from such liability.

		Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust, shall have the power to bind personally any shareholder, nor except as provided by the Declaration of Trust, to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay.	No similar provisions
Does not have a similar requirement.
A shareholder or former shareholder held to be personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason is entitled out of the assets of the series (or attributable to the class) of which he or she is a shareholder or former shareholder to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the particular series of shares of which they are a shareholder.

Every note, bond, contract, instrument, certificate or undertaking made or issued by any Trustees or Trustee or by any officers or officer must recite that the same was executed or made by or on behalf of the Trust and that obligations of such instrument are not binding on any of them or shareholders individually.

Shareholder Voting Rights:	Shareholders have only the voting powers expressly granted under Delaware law or the 1940 Act or with respect to those matters deemed desirable by the Board of Trustees. Under the 1940 Act, Shareholders currently have the right to vote to :(a) elect Trustees; (b) approve investment advisory agreements and principal	Shareholders have the power to vote only (i) for the election or, to the extent required by law, removal of Trustees; (ii) the appointment of an advisor; (iii) with respect to any termination, by the shareholders, of the Trust or series or class of the Trust; (iv) with respect to the amendment of the Declaration of	No similar provisions

Acquired Corporations:
Acquired Trusts:
Columbia Short Term Bond
		Columbia Funds Trust I	Fund, Inc.
	Proposed Surviving Trust:	Columbia Funds Trust III
		Columbia Funds Trust V Columbia	Columbia Fixed Income
	Nations Funds Trust	Funds Trust VI	Securities Fund, Inc.

underwriting agreements; (c) approve a change in subclassification; (d) approve any change in fundamental investment policies; (e) approve a distribution plan under Rule 12b-1 of the 1940 Act; and (f) terminate the Trust’s independent public accountant.

Trust; (v) with respect to derivative actions (vi) with respect to any other matters required by law, the organizational documents or deemed desirable by the Board of Trustees.
No shareholder may bring a derivative claim without first requesting the Trustees to bring or maintain such action, proceeding or claim. Such demand shall be excused only when the plaintiff makes a specific showing that irreparable injury to the Trust or series would otherwise result.

Shareholders Meetings:	Shareholders have no specific right to call meetings except special meetings to remove Trustees, and then only if and to the extent the SEC takes the position by rule, interpretive or other public release, or by no-action letter, that Section 16(c) of the 1940 Act gives them such right.	Shareholders have no specific right to call meetings, except as may be required by applicable law, including the Investment Company Act of 1940.	Special meetings may only be called, unless proscribed by statute, by the President or the Board if Directors.

Shareholder Quorum:	Except when required by applicable law or by the Declaration of Trust, thirty-three and one-third percent (33 1/3%) of the shares entitled to vote at the meeting shall constitute a quorum.	Thirty percent (30%) of the shares entitled to vote at the meeting except where ay provision of law or of the Declaration of Trust permits. For actions where holders of a series must vote as a series or class, then thirty (30%) of the aggregate number of shares of that series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series.	A majority of the votes entitled to be cast on the matter by the voting group constitutes a quorum of that voting group for action on that matter.

Shareholder Consent:	Majority consent of the shares entitled to vote on the matter is required for shareholder action taken without a meeting. Such consent shall be treated for all purposes as a vote taken at a meeting of shareholders.	No change.	No change.

Shareholder Adjournment	Any meeting of Shareholders may be adjourned by a majority of the votes.	Any lesser number than thirty percent (30%) shall be sufficient for adjournment.	A majority of votes represented at the meeting, although less than a quorum, may adjourn the meeting from time to time to a different time and place without further notice to any shareholder of any adjournment.

Notice to Shareholders:	Notice of shareholder meetings is to be given either: personally, or by telephone, first-class mail, express mail, overnight mail, telegram, electronic mail, telefacsimile, internet or other similar electronic medium, charges prepaid, addressed to the shareholder at the address of that shareholder appearing on the books of	No change besides from: (i) No maximum limit on delivery of notice (ii) Only methods allowed are personal delivery and mailing, postage prepaid.	No change besides from:

   (i.) No specific delivery methods required except that delivery must be postage prepaid; and that

(2.) Notice must be given not earlier than 60 days nor less than 10 days before the meeting date

Acquired Corporations:
Acquired Trusts:
Columbia Short Term Bond
		Columbia Funds Trust I	Fund, Inc.
	Proposed Surviving Trust:	Columbia Funds Trust III
		Columbia Funds Trust V Columbia	Columbia Fixed Income
	Nations Funds Trust	Funds Trust VI	Securities Fund, Inc.

the Trust or its transfer agent or given by the shareholder to the Trust for the purpose of notice not less than seven (7) nor more than one hundred and twenty (120) days before the date of the meeting.

Notice is not expressly required to include the purpose for which the meeting is called.
No change.
No change.

Shareholder Proxies:	Shareholders may put a proxy in place for a duration of up to eleven months unless otherwise provided in the proxy.	Shareholders may put a proxy in place for a duration of up to six (6) months before a meeting.	No change from Surviving Trust.

Trustee’s Power to Amend Declaration of Trust/Director’s Power to Amend Articles of Incorporation:	The Declaration of Trust may be amended by the Trustees without shareholder approval unless expressly required by the 1940 Act or Delaware law. Notice must be given to all shareholders who purchase shares that the Declaration of Trust may be so amended.	The Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by a vote of shareholders holding a majority of the shares of each series entitled to vote, provided that, for non-ministerial amendments, notice is mailed to shareholders upon the same day such amendment is effective.	The articles of Incorporation may only be amended with Shareholder Approval.

Termination of Trust/Corporation or Series of Trust/Class of Corporation (Liquidation):	To the extent the 1940 Act expressly grants shareholders the power to vote on such terminations, the Trust or any series by be terminated by a majority of the outstanding shares of the Trust voting in aggregate, or a majority of the shares of such series, entitled to vote, respectively.	Shareholders have the right to terminate the Trust, or series or class, upon approval of at least two-thirds (2/3) of the outstanding shares of the Trust or the affected series or class. Pursuant to the Declaration of Trusts, however, certain funds may be terminated at any time by vote of shareholders holding at least a majority of the relevant shares entitled to vote.

No similar provisions
	To the extent the 1940 Act expressly grants shareholders the right to vote on such terminations, Trustees may terminate the Trust, or any series, by a vote of a majority of Trustees present at a duly constituted meeting. Shareholder approval is not required, but written notice must be provided to shareholders	Trustees may terminate the Trust, or any series or class, without shareholder approval by written notice to shareholders.

Merger or Consolidation of Trust/Corporation or Series of Trust/Class of Shares of Corporation:	The Declaration of Trust provides that a consolidation, merger or transfer may be authorized by the Board of Trustees without shareholder approval, unless otherwise required by law, with written notice to the shareholders. To the extent the 1940 Act expressly grants shareholders the right to vote on such transactions, shareholders, such transactions may occur following a vote of the majority of the shares entitled to vote and voting in the aggregate.	The Declaration of Trust provides that a consolidation, merger or transfer may be authorized by vote of a majority of the Trustees then in office without shareholder approval, unless otherwise required by law.	No similar provisions

Acquired Corporations:
Acquired Trusts:
Columbia Short Term Bond
		Columbia Funds Trust I	Fund, Inc.
	Proposed Surviving Trust:	Columbia Funds Trust III
		Columbia Funds Trust V Columbia	Columbia Fixed Income
	Nations Funds Trust	Funds Trust VI	Securities Fund, Inc.

The provisions established by the Declaration of Trust serve to eliminate any right to vote on a merger, consolidation, sale of assets or conversion that might otherwise be conferred by Section 3815, Section 3821 or any other provision of the Delaware Act.

Removal of Trustees/Directors:	A Trustee may be removed with or without cause by a written instrument signed by at least two-thirds of the other Trustees; however, a Trustee who requests to be retired, or has become physically or mentally incapacitated or is otherwise unable to serve fully may be retired by written instrument signed by a majority of the other Trustees.	A Trustee may be removed, with or without cause, by a majority of Trustees then in office.	The shareholders may remove one or more directors with or without cause at a meeting called expressly for that purpose
As required by Section 16(c) of the 1940 Act, any Trustee may be removed at any meeting of the Shareholders by a vote of at least two-thirds of the Outstanding Shares.

Trustee/Director Committees:	A committee formed has the authority of the Board of Trustees except with respect to: approving any action which, under applicable law, requires shareholder approval or specific board approval; filling vacancies on the board or any committees; fixing compensation of the Trustees; amending or repealing the Declaration of Trust; amending or repealing any Board resolution that by its terms is not amendable or repealable; and appointing any other committee or committee members.	Powers of committees are determined by the Trustees.	Subject to any limitation imposed by the Board of Directors or by law, each committee may exercise all the authority of the Board of Directors in the management of the Corporation. A committee may not take any action that a committee is prohibited from taking by the Oregon Business Corporation Act.

Trustee/Director Liability:	Trustees are not personally liable for claims against the Trust or for any neglect or wrongdoing of any officer, agent, employee, investment adviser, or principal underwriter of the Trust. Each Trustee is not responsible for the act or omission of any other Trustee and may be liable only by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.	Trustees are not personally liable for claims against the Trust or for any neglect or wrongdoing of any officer, agent, employee, investment adviser, or principal underwriter of the Trust. However shall be personally responsible by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.	No director of the Corporation shall be personally liable to the Corporation or its shareholders for monetary damages for conduct as a director, provided that this Article shall not eliminate the liability of a director for any act or omission for which such elimination of liability is not permitted under the Act or the 1940 Act.

Every note, bond, contract, instrument, certificate or undertaking made or issued by any Trustees or Trustee or by any officers or officer must recite that the same was executed or made by or on behalf of the Trust and that obligations of such instrument are not binding on any of them or shareholders individually.

Acquired Corporations:
Acquired Trusts:
Columbia Short Term Bond
		Columbia Funds Trust I	Fund, Inc.
	Proposed Surviving Trust:	Columbia Funds Trust III
		Columbia Funds Trust V Columbia	Columbia Fixed Income
	Nations Funds Trust	Funds Trust VI	Securities Fund, Inc.

Trustee Indemnification:	In actions other than by the Trust, the Declaration of Trust states that the Trust indemnifies each person who is or has been a Trustee, officer, employee or other agent of the Trust against all amounts actually and reasonably incurred in connection with proceedings as a result of their being a Trustee, officer, employee or agent of the Trust if the person acted in good faith and reasonably believed: (i) in the case of conduct in his official capacity as a Trustee, that his conduct was in the Trust’s best interests; (ii) in all other cases, that his conduct was at least not opposed to the Trust’s best interests; and (iii) in the case of criminal proceedings, that he had no reasonable cause to believe the conduct was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person’s conduct was unlawful.	The Bylaws state that the Trust will indemnify each of its Trustees and officers who are not employees or officers of any investment adviser to the Trust or any affiliated person thereof and may indemnify each of its officers who are employees or officers of any investment adviser to the Trust or any affiliated person thereof against all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees, reasonably incurred by such person while in office or thereafter, by reason of the indemnified person’s service as a Trustee or officer. The Trust will not indemnify its Trustees and officers against any liability to the Trust or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.	The Corporation shall indemnify to the fullest extent not prohibited by law, including the Act and the 1940 Act, any current or former director who is made, or threatened to be made, a party to an action, suit or proceeding, whether civil, criminal, administrative, investigative, or other (including an action, suit, or proceeding by or in the right of the Corporation), by reason of the fact that such person is or was a director, officer, employee or agent of the Corporation or a fiduciary within the meaning of the Employee Retirement Income Security Act of 1974 with respect to any employee benefit plan of the Corporation, or serves or served at the request of the Corporation as a director, officer, employee or agent, or as a fiduciary of an employee benefit plan, of another corporation, partnership, joint venture, trust, or other enterprise.
In actions by the Trust, Nations Funds Trust indemnifies each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the trust to procure a judgment in its favor by
Under the Bylaws, in the absence of a final decision on the merits by an adjudicating body that such person has not acted in good faith in the reasonable belief that such person’s action was in the best interests of the Trust or is liable to the Trust or its

	reason of the fact that the person is or was an agent of the trust. The trust indemnifies against all amounts actually and reasonably incurred in connection with proceedings as a result of their being a Trustee, officer, employee or agent of the Trust if the person acted in good faith and in a manner that the person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.	Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification will be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts, that such person has acted in good faith in the reasonable belief that such person’s action was in the best interests of the Trust and is not liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of

Acquired Corporations:
Acquired Trusts:
Columbia Short Term Bond
		Columbia Funds Trust I	Fund, Inc.
	Proposed Surviving Trust:	Columbia Funds Trust III
		Columbia Funds Trust V Columbia	Columbia Fixed Income
	Nations Funds Trust	Funds Trust VI	Securities Fund, Inc.

his or her office or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts to the effect that such person appears to have acted in good faith in the reasonable belief that such person’s action was in the best interests of the Trust and that such indemnification would not protect such person against any liability to the Trust to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Indemnification will not be provided for any claim, issue or matter as to which the person shall been adjudged to be liable (i) on the basis that personal benefit was improperly received, or (ii) in the performance of that person’s duty to the trust. Indemnification will also not be made for amounts paid in settling or otherwise disposing of threatened or pending action without court approval, unless approved by a majority of disinterested Trustees, or a written opinion by legal counsel that indemnification is proper because such person met the applicable standard of conduct and is not excluded from indemnification.

Any indemnification shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct and is not prohibited from indemnification because of disabling conduct, by: (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the 1940 Act); or (b) A written opinion by legal counsel.

Advancement of Legal Expenses:	The Declaration of Trust states that legal expenses may be advanced in advance of the final disposition contingent (i) upon a written agreement to repay the amount of the advance if it is determined that the borrower is not entitled to indemnification and (ii) either (a) the indemnified person provides security for his undertaking, or (b) the Trust is insured against losses arising by reason of any lawful advances, or (c)	No change.	The Corporation shall pay for or reimburse the reasonable expenses incurred by any such current or former director in any such proceeding in advance of the final disposition of the proceeding if the person sets forth in writing (i) the person’s good faith belief that the person is entitled to indemnification under this Article and (ii) the person’s agreement to repay all advances if it is

Acquired Corporations:
Acquired Trusts:
Columbia Short Term Bond
		Columbia Funds Trust I	Fund, Inc.
	Proposed Surviving Trust:	Columbia Funds Trust III
		Columbia Funds Trust V Columbia	Columbia Fixed Income
	Nations Funds Trust	Funds Trust VI	Securities Fund, Inc.

	a majority of the disinterested, non-party Trustees or an independent legal counsel, as expressed in a written opinion, determines that there is reason to believe that the indemnified person ultimately will be found entitled to indemnification.		ultimately determined that the person is not entitled to indemnification under this Article.

Dividends:	Not limited.	No change.	No dividend, distribution, subdivision, combination or reclassification of any class of Common Stock shall occur unless a like dividend, distribution, subdivision, combination or reclassification is made with respect to all other classes of Common Stock then outstanding; provided that any charges and expenses that apply to one or more classes shall be reflected in the amount of dividends or distributions made to those classes

APPENDIX G

Dissenters’ Rights Under Oregon Law

Right to Dissent and Obtain Payment for Shares

     60.551 Definitions for 60.551 to 60.594. As used in ORS 60.551 to 60.594:

     (1) “Beneficial shareholder” means the person who is a beneficial owner of shares held in a voting trust or by a nominee as the record shareholder.

     (2) “Corporation” means the issuer of the shares held by a dissenter before the corporate action, or the surviving or acquiring corporation by merger or share exchange of that issuer.

     (3) “Dissenter” means a shareholder who is entitled to dissent from corporate action under ORS 60.554 and who exercises that right when and in the manner required by ORS 60.561 to 60.587.

     (4) “Fair value,” with respect to a dissenter’s shares, means the value of the shares immediately before the effectuation of the corporate action to which the dissenter objects, excluding any appreciation or depreciation in anticipation of the corporate action unless exclusion would be inequitable.

     (5) “Interest” means interest from the effective date of the corporate action until the date of payment, at the average rate currently paid by the corporation on its principal bank loans or, if none, at a rate that is fair and equitable under all the circumstances.

     (6) “Record shareholder” means the person in whose name shares are registered in the records of a corporation or the beneficial owner of shares to the extent of the rights granted by a nominee certificate on file with a corporation.

     (7) “Shareholder” means the record shareholder or the beneficial shareholder. [1987 c.52 §124; 1989 c.1040 §30]

     60.554 Right to dissent. (1) Subject to subsection (2) of this section, a shareholder is entitled to dissent from, and obtain payment of the fair value of the shareholder’s shares in the event of, any of the following corporate acts:

     (a) Consummation of a plan of merger to which the corporation is a party if shareholder approval is required for the merger by ORS 60.487 or the articles of incorporation and the shareholder is entitled to vote on the merger or if the corporation is a subsidiary that is merged with its parent under ORS 60.491;

     (b) Consummation of a plan of share exchange to which the corporation is a party as the corporation whose shares will be acquired, if the shareholder is entitled to vote on the plan;

     (c) Consummation of a sale or exchange of all or substantially all of the property of the corporation other than in the usual and regular course of business, if the shareholder is entitled to vote on the sale or exchange, including a sale in dissolution, but not including a sale pursuant to court order or a sale for cash pursuant to a plan by which all or substantially all of the net proceeds of the sale will be distributed to the shareholders within one year after the date of sale;

     (d) An amendment of the articles of incorporation that materially and adversely affects rights in respect of a dissenter’s shares because it:

     (A) Alters or abolishes a preemptive right of the holder of the shares to acquire shares or other securities; or

     (B) Reduces the number of shares owned by the shareholder to a fraction of a share if the fractional share so created is to be acquired for cash under ORS 60.141;

     (e) Any corporate action taken pursuant to a shareholder vote to the extent the articles of incorporation, bylaws or a resolution of the board of directors provides that voting or nonvoting shareholders are entitled to dissent and obtain payment for their shares; or

     (f) Conversion to a noncorporate business entity pursuant to ORS 60.472.

     (2) A shareholder entitled to dissent and obtain payment for the shareholder’s shares under ORS 60.551 to 60.594 may not challenge the corporate action creating the shareholder’s entitlement unless the action is unlawful or fraudulent with respect to the shareholder or the corporation.

     (3) Dissenters’ rights shall not apply to the holders of shares of any class or series if the shares of the class or series were registered on a national securities exchange or quoted on the National Association of Securities Dealers, Inc. Automated Quotation System as a National Market System issue on the record date for the meeting of shareholders at which the corporate action described in subsection (1) of this section is to be approved or on the date a copy or summary of the plan of merger is mailed to shareholders under ORS 60.491, unless the articles of incorporation otherwise provide. [1987 c.52 §125; 1989 c.1040 §31; 1993 c.403 §9; 1999 c.362 §15]

     60.557 Dissent by nominees and beneficial owners. (1) A record shareholder may assert dissenters’ rights as to fewer than all the shares registered in the shareholder’s name only if the shareholder dissents with respect to all shares beneficially owned by any one person and notifies the corporation in writing of the name and address of each person on whose behalf the shareholder asserts dissenters’ rights. The rights of a partial dissenter under this subsection are determined as if the shares regarding which the shareholder dissents and the shareholder’s other shares were registered in the names of different shareholders.

     (2) A beneficial shareholder may assert dissenters’ rights as to shares held on the beneficial shareholder’s behalf only if:

     (a) The beneficial shareholder submits to the corporation the record shareholder’s written consent to the dissent not later than the time the beneficial shareholder asserts dissenters’ rights; and

     (b) The beneficial shareholder does so with respect to all shares of which such shareholder is the beneficial shareholder or over which such shareholder has power to direct the vote. [1987 c.52 §126]

(Procedure for Exercise of Rights)

     60.561 Notice of dissenters’ rights. (1) If proposed corporate action creating dissenters’ rights under ORS 60.554 is submitted to a vote at a shareholders’ meeting, the meeting notice must state that shareholders are or may be entitled to assert dissenters’ rights under ORS 60.551 to 60.594 and be accompanied by a copy of ORS 60.551 to 60.594.

     (2) If corporate action creating dissenters’ rights under ORS 60.554 is taken without a vote of shareholders, the corporation shall notify in writing all shareholders entitled to assert dissenters’ rights that the action was taken and send the shareholders entitled to assert dissenters’ rights the dissenters’ notice described in ORS 60.567. [1987 c.52 §127]

     60.564 Notice of intent to demand payment. (1) If proposed corporate action creating dissenters’ rights under ORS 60.554 is submitted to a vote at a shareholders’ meeting, a shareholder who wishes to assert dissenters’ rights shall deliver to the corporation before the vote is taken written notice of the shareholder’s intent to demand payment for the shareholder’s shares if the proposed action is effectuated and shall not vote such shares in favor of the proposed action.

     (2) A shareholder who does not satisfy the requirements of subsection (1) of this section is not entitled to payment for the shareholder’s shares under this chapter. [1987 c.52 §128]

     60.567 Dissenters’ notice. (1) If proposed corporate action creating dissenters’ rights under ORS 60.554 is authorized at a shareholders’ meeting, the corporation shall deliver a written dissenters’ notice to all shareholders who satisfied the requirements of ORS 60.564.

     (2) The dissenters’ notice shall be sent no later than 10 days after the corporate action was taken, and shall:

     (a) State where the payment demand shall be sent and where and when certificates for certificated shares shall be deposited;

     (b) Inform holders of uncertificated shares to what extent transfer of the shares will be restricted after the payment demand is received;

     (c) Supply a form for demanding payment that includes the date of the first announcement of the terms of the proposed corporate action to news media or to shareholders and requires that the person asserting dissenters’ rights certify whether or not the person acquired beneficial ownership of the shares before that date;

     (d) Set a date by which the corporation must receive the payment demand. This date may not be fewer than 30 nor more than 60 days after the date the subsection (1) of this section notice is delivered; and

     (e) Be accompanied by a copy of ORS 60.551 to 60.594. [1987 c.52 §129]

     60.571 Duty to demand payment. (1) A shareholder sent a dissenters’ notice described in ORS 60.567 must demand payment, certify whether the shareholder acquired beneficial ownership of the shares before the date required to be set forth in the dissenters’ notice pursuant to ORS 60.567 (2)(c), and deposit the shareholder’s certificates in accordance with the terms of the notice.

     (2) The shareholder who demands payment and deposits the shareholder’s shares under subsection (1) of this section retains all other rights of a shareholder until these rights are canceled or modified by the taking of the proposed corporate action.

     (3) A shareholder who does not demand payment or deposit the shareholder’s share certificates where required, each by the date set in the dissenters’ notice, is not entitled to payment for the shareholder’s shares under this chapter. [1987 c.52 §130]

     60.574 Share restrictions. (1) The corporation may restrict the transfer of uncertificated shares from the date the demand for their payment is received until the proposed corporate action is taken or the restrictions released under ORS 60.581.

     (2) The person for whom dissenters’ rights are asserted as to uncertificated shares retains all other rights of a shareholder until these rights are canceled or modified by the taking of the proposed corporate action. [1987 c.52 §131]

     60.577 Payment. (1) Except as provided in ORS 60.584, as soon as the proposed corporate action is taken, or upon receipt of a payment demand, the corporation shall pay each dissenter who complied with ORS 60.571, the amount the corporation estimates to be the fair value of the shareholder’s shares, plus accrued interest.

     (2) The payment must be accompanied by:

     (a) The corporation’s balance sheet as of the end of a fiscal year ending not more than 16 months before the date of payment, an income statement for that year and the latest available interim financial statements, if any;

     (b) A statement of the corporation’s estimate of the fair value of the shares;

     (c) An explanation of how the interest was calculated;

     (d) A statement of the dissenter’s right to demand payment under ORS 60.587; and

     (e) A copy of ORS 60.551 to 60.594. [1987 c.52 §132; 1987 c.579 §4]

     60.581 Failure to take action. (1) If the corporation does not take the proposed action within 60 days after the date set for demanding payment and depositing share certificates, the corporation shall return the deposited certificates and release the transfer restrictions imposed on uncertificated shares.

     (2) If after returning deposited certificates and releasing transfer restrictions, the corporation takes the proposed action, it must send a new dissenters’ notice under ORS 60.567 and repeat the payment demand procedure. [1987 c.52 §133]

     60.584 After-acquired shares. (1) A corporation may elect to withhold payment required by ORS 60.577 from a dissenter unless the dissenter was the beneficial owner of the shares before the date set forth in the dissenters’ notice as the date of the first announcement to news media or to shareholders of the terms of the proposed corporate action.

     (2) To the extent the corporation elects to withhold payment under subsection (1) of this section, after taking the proposed corporate action, it shall estimate the fair value of the shares plus accrued interest and shall pay this amount to each dissenter who agrees to accept it in full satisfaction of such demand. The corporation shall send with its offer a statement of its estimate of the fair value of the shares an explanation of how the interest was calculated and a statement of the dissenter’s right to demand payment under ORS 60.587. [1987 c.52 §134]

     60.587 Procedure if shareholder dissatisfied with payment or offer. (1) A dissenter may notify the corporation in writing of the dissenter’s own estimate of the fair value of the dissenter’s shares and amount of interest due, and demand payment of the dissenter’s estimate, less any payment under ORS 60.577 or reject the corporation’s offer under ORS 60.584 and demand payment of the dissenter’s estimate of the fair value of the dissenter’s shares and interest due, if:

     (a) The dissenter believes that the amount paid under ORS 60.577 or offered under ORS 60.584 is less than the fair value of the dissenter’s shares or that the interest due is incorrectly calculated;

     (b) The corporation fails to make payment under ORS 60.577 within 60 days after the date set for demanding payment; or

     (c) The corporation, having failed to take the proposed action, does not return the deposited certificates or release the transfer restrictions imposed on uncertificated shares within 60 days after the date set for demanding payment.

     (2) A dissenter waives the right to demand payment under this section unless the dissenter notifies the corporation of the dissenter’s demand in writing under subsection (1) of this section within 30 days after the corporation made or offered payment for the dissenter’s shares. [1987 c.52 §135]

(Judicial Appraisal of Shares)

     60.591 Court action. (1) If a demand for payment under ORS 60.587 remains unsettled, the corporation shall commence a proceeding within 60 days after receiving the payment demand under ORS 60.587 and petition the court under subsection (2) of this section to determine the fair value of the shares and accrued interest. If the corporation does not commence the proceeding within the 60-day period, it shall pay each dissenter whose demand remains unsettled the amount demanded.

     (2) The corporation shall commence the proceeding in the circuit court of the county where a corporation’s principal office is located, or if the principal office is not in this state, where the corporation’s registered office is located. If the corporation is a foreign corporation without a registered office in this state, it shall commence the proceeding in the county in this state where the registered office of the domestic corporation merged with or whose shares were acquired by the foreign corporation was located.

     (3) The corporation shall make all dissenters, whether or not residents of this state, whose demands remain unsettled parties to the proceeding as in an action against their shares. All parties must be served with a copy of the petition. Nonresidents may be served by registered or certified mail or by publication as provided by law.

     (4) The jurisdiction of the circuit court in which the proceeding is commenced under subsection (2) of this section is plenary and exclusive. The court may appoint one or more persons as appraisers to receive evidence and recommend decision on the question of fair value. The appraisers have the powers described in the court order appointing them, or in any amendment to the order. The dissenters are entitled to the same discovery rights as parties in other civil proceedings.

     (5) Each dissenter made a party to the proceeding is entitled to judgment for:

     (a) The amount, if any, by which the court finds the fair value of the dissenter’s shares, plus interest, exceeds the amount paid by the corporation; or

     (b) The fair value, plus accrued interest, of the dissenter’s after-acquired shares for which the corporation elected to withhold payment under ORS 60.584. [1987 c.52 §136]

     60.594 Court costs and counsel fees. (1) The court in an appraisal proceeding commenced under ORS 60.591 shall determine all costs of the proceeding, including the reasonable compensation and expenses of appraisers appointed by the court. The court shall assess the costs against the corporation, except that the court may assess costs against all or some of the dissenters, in amounts the court finds equitable, to the extent the court finds the dissenters acted arbitrarily, vexatiously, or not in good faith in demanding payment under ORS 60.587.

     (2) The court may also assess the fees and expenses of counsel and experts of the respective parties in amounts the court finds equitable:

     (a) Against the corporation and in favor of any or all dissenters if the court finds the corporation did not substantially comply with the requirements of ORS 60.561 to 60.587; or

     (b) Against either the corporation or a dissenter, in favor of any other party, if the court finds that the party against whom the fees and expenses are assessed acted arbitrarily, vexatiously or not in good faith with respect to the rights provided by this chapter.

     (3) If the court finds that the services of counsel for any dissenter were of substantial benefit to other dissenters similarly situated, and that the fees for those services should not be assessed against the corporation, the court may award to counsel reasonable fees to be paid out of the amount awarded the dissenters who were benefited. [1987 c.52 §137]

Statement of Additional Information
Dated July 17, 2005

NATIONS FUNDS TRUST
One Bank of America Plaza
101 South Tryon Street
Charlotte, North Carolina 28255
1-800-321-7854

(September 16, 2005 Special Meetings of Shareholders of Columbia Tax-Managed Value Fund of
Columbia Funds Trust I; Columbia MidCap Value Fund and Columbia Intermediate Government Income Fund
of Columbia Funds Trust III; Columbia Large Company Index Fund, Columbia Small Company Index Fund
and Columbia Florida Intermediate Municipal Bond Fund of Columbia Funds Trust V; Columbia Growth
&Income Fund of Columbia Funds Trust VI; Columbia Short Term Bond Fund, Inc; Columbia Fixed Income
Securities Fund, Inc.; and Nations Short-Intermediate Government Fund and Nations Florida Municipal
Fund of Nations Funds Trust)

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meeting of Shareholders of the Funds of the Trust to be held on September 16, 2005. Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Nations Funds Trust at the address or telephone number set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.

Incorporation of Documents by Reference in Statements of Additional Information

     Further information about the Primary A Shares, Investor A Shares, Investor B Shares, and Investor C Shares of the Nations Funds is contained in and incorporated herein by reference to the Statement of Additional Information for the Nations Funds dated August 1, 2004, as supplemented.

     Further information about the Class Z Shares, Class A Shares, Class B Shares, Class C Shares, of the Funds of Columbia Funds Trust I is contained in and incorporated herein by reference to the Statements of Additional Information for the Columbia Funds of Columbia Funds Trust I dated March 1, 2005, as supplemented.

     Further information about the Class Z Shares, Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class G Shares and Class T Shares of the Funds of Columbia Funds Trust III is contained in and incorporated herein by reference to the Statements of Additional Information for the Columbia Funds of Columbia Funds Trust I dated September 1, 2004 and February 1, 2005, as supplemented.

     Further information about the Class Z Shares, Class A Shares, Class B Shares, and Class C Shares of the Funds of Columbia Funds Trust V is contained in and incorporated herein by reference to the Statements of Additional Information for the Columbia Funds of Columbia Funds Trust V dated August 1, 2004 and March 1, 2005, as supplemented.

     Further information about the Class Z Shares, Class A Shares, Class B Shares, Class C Shares, of the Funds of Columbia Funds Trust I is contained in and incorporated herein by reference to the Statements of Additional Information for the Columbia Funds of Columbia Funds Trust I dated December 1, 2004, as supplemented.

1

     Further information about the Class Z Shares, Class A Shares, Class B Shares, Class C Shares, Class D Shares and Class T Shares of the Funds of Columbia Short Term Bond Fund, Inc. is contained in and incorporated herein by reference to the Statement of Additional Information for the Columbia Short Term Bond Fund, Inc., dated January 1, 2005, as supplemented.

     Further information about the Class Z Shares, Class A Shares, Class B Shares, Class C Shares, and Class D Shares of the Columbia Fixed Income Securities Fund, Inc. is contained in and incorporated herein by reference to the Statement of Additional Information for the Columbia Fixed Income Securities Fund, Inc., dated January 1, 2005, as supplemented.

     The audited financial statements and related Report of Independent Registered Public Accounting Firm for the fiscal year ended March 31, 2005 for Columbia Tax-Managed Value Fund of Columbia Funds Trust I; September 30, 2004 for Columbia Mid Cap Value Fund of Columbia Funds Trust III; April 30, 2005 for Columbia Intermediate Government Income Fund of Columbia Funds Trust III; March 31, 2005 for Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia Florida Intermediate Municipal Bond Fund of Columbia Funds Trust V; July 31, 2004 for Columbia Growth & Income Fund of Columbia Funds Trust VI; August 31, 2004 for Columbia Short Term Bond Fund, Inc; August 31, 2004 for Columbia Fixed Income Securities Fund, Inc.; and March 31, 2005 for Nations Short-Intermediate Government Fund and Nations Florida Municipal Fund of Nations Funds Trust are incorporated herein by reference. The unaudited financial statements for the semi-annual period ending January 31, 2005 for Columbia Growth & Income Fund; for the semi-annual period ended February 28, 2005 for Columbia Short Term Bond Fund, Inc. and Columbia Fixed Income Securities Fund, Inc.; for the semi-annual period ended March 31, 2005 for Columbia MidCap Value Fund; and for the semi-annual period ended April 30, 2005 for Columbia Tax-Managed Value Fund and Columbia Florida Intermediate Municipal Bond Fund are incorporated herein by reference. No other parts of the annual and semi-annual reports are incorporated herein by reference.

2

Table of Contents

General Information	3
Introductory Note to Pro Forma Financial Information	4

3

General Information

     The Reorganizations contemplates the transfer of the assets and liabilities of the Funds to the Acquiring Funds in exchange for shares of designated classes of the Acquiring Funds. The shares issued by the Acquiring Funds will have an aggregate dollar value equal to the aggregate dollar value of the shares of the Funds that are outstanding immediately before the closing of the Reorganization. The Acquiring Funds will serve as the accounting survivors in the Reorganizations.

     Immediately after the Closing, the Funds will distribute the shares of the Acquiring Funds received in the Reorganizations to their shareholders in liquidation of the Funds. Each shareholder owning Fund shares at the Closing will receive shares of a designated class of the corresponding Acquiring Fund, and will receive any unpaid distributions that were declared before the Closing on the Fund shares. If the Reorganization Agreement is approved and consummated, the Funds will transfer all of its assets and liabilities, as of the Closing, and all outstanding shares of the Funds will be redeemed and canceled in exchange for shares of the corresponding Acquiring Funds.

     For further information about the transaction, see the Proxy/Prospectus.

4

Introductory Note to Pro Forma Financial Information

     The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of each Fund to its corresponding Acquiring Fund accounted for as if the transfer had occurred as of April 1, 2004. In addition, the pro forma combined statement of operations has been prepared as if the transfer had occurred at the beginning of the fiscal year ended March 31, 2005 and based upon the proposed fee and expense structure of the Acquiring Fund. The pro forma combined statement of operations has been prepared by adding the statement of operations for the fiscal year ended March 31, 2005 for each Fund to the statement of operations for each corresponding Acquiring Fund and making adjustments for changes in the expense structure of the combined fund.

     The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Funds and the Acquiring Funds included or incorporated herein by reference in the Statements of Additional Information.

5

		Columbia Growth & Income Fund		Columbia Tax Managed Value Fund		Nations Value Fund
		Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
COMMON STOCKS	98.0%

CONSUMER DISCRETIONARY	9.8%
Hotels Restaurants & Leisure	2.3%
CARNIVAL CORPORATION		—	—	—	—	180	9,344	—	180	9,344
HARRAH’S ENTERTAINMENT INC		101	6,524	4	254	254	16,371	—	358	23,149
MCDONALD’S CORPORATION		660	20,550	25	791	521	16,215	—	1,206	37,555
STARWOOD HOTELS & RES WORLDWIDE INC.		—	—	—	—	274	16,430	—	274	16,430

Hotels Restaurants & Leisure Total			27,074		1,045		58,360			86,479

Media	3.0%		—							—
CLEAR CHANNEL COMMUNICATIONS		146	5,026	6	192	—	—	—	151	5,218
COMCAST CORP CLASS A (a)		286	9,650	11	371	496	16,762	—	793	26,782
MCGRAW HILL COS INC		252	22,011	10	864	—	—	—	262	22,875
NEWS CORP INC – CL A		—	—	—	—	1,033	17,485	—	1,033	17,485
TIME WARNER INC		1,216	21,344	47	820	—	—	—	1,263	22,164
VIACOM INC CL A		230	8,045	9	313	—	—	—	239	8,358
VIACOM INC CLASS B		—	—	—	—	278	9,690	—	278	9,690

Media Total			66,075		2,560		43,936			112,572

Multiline Retail	2.3%
FEDERATED DEPARTMENT STORES (a)		312	19,879	12	765	295	18,780	—	619	39,424
MAY DEPARTMENT STORES COMPANY		—	—	—	—	331	12,239	—	331	12,239
PENNEY (J.C.) COMPANY		261	13,528	10	521	423	21,947	—	693	35,996

Multiline Retail Total			33,407		1,286		52,966			87,659

Specialty Retail	2.2%
HOME DEPOT INC		575	21,991	22	841	—	—	—	597	22,833
LIMITED BRANDS INC.COM		450	10,946	17	421	575	13,980	—	1,043	25,346
OFFICE DEPOT INC		504	11,169	19	430	—	—	—	523	11,599
SHERWIN WILLIAMS CO		157	6,916	6	266	—	—	—	163	7,182
STAPLES INCORPORATED		—	—	—	—	434	13,641	—	434	13,641

Specialty Retail Total			51,022		1,958		27,620			80,601

CONSUMER DISCRETIONARY TOTAL			177,579		6,850		182,882			367,311

CONSUMER STAPLES	9.0%
Beverages	2.1%
DIAGEO PLC SPONSORED ADR		—	—	—	—	441	25,073	—	441	25,073
PEPSICO INCORPORATED		597	31,649	23	1,226	378	20,024	—	998	52,899

Beverages Total			31,649		1,226		45,097			77,972

Food Products	1.3%
CONAGRA FOODS INC		327	8,833	13	340	—	—	—	339	9,173

		Columbia Growth & Income Fund		Columbia Tax Managed Value Fund		Nations Value Fund
		Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
HERSHEY FOODS CORP		231	13,996	9	539	—	—	—	240	14,535
KRAFT FOODS		748	24,732	29	951	—	—	—	777	25,683

Food Products Total			47,561		1,830		—			49,391

Household Products	2.2%
CLOROX CO		329	20,733	13	798	—	—	—	342	21,531
KIMBERLY CLARK CORPORATION		390	25,613	15	987	312	20,535	—	717	47,136
PROCTER & GAMBLE CO		272	14,403	10	554	—	—	—	282	14,957

Household Products Total			60,749		2,340		20,535			83,624

Personal Products	0.6%
GILLETTE CO		435	21,935	17	843	—	—	—	451	22,778

Personal Products Total			21,935		843		—			22,778

Tobacco	2.8%
ALTRIA GROUP INC		525	34,298	20	1,312	888	58,069	—	1,433	93,679
UST INC		180	9,296	7	356	—	—	—	187	9,652

Tobacco Total			43,594		1,668		58,069			103,332

CONSUMER STAPLES TOTAL			205,488		7,907		123,701			337,097

ENERGY	13.6%
Energy Equipment & Services	2.1%
ENSCO INTERNATIONAL INC		—	—	—	—	178	6,685	—	178	6,685
FLEXTRONICS INTL LTD		—	—	—	—	1,254	15,093	—	1,254	15,093
HALLIBURTON COMPANY		344	14,864	13	570	410	17,737	—	767	33,171
NABORS INDUSTRIES LTD. (a)		—	—	—	—	161	9,523	—	161	9,523
SHLUMBERGER LTD		135	9,501	5	366	62	4,356	—	202	14,222

Energy Equipment & Services Total			24,365		936		53,393			78,694

Oil, Gas & Consumable Fuels	11.5%
BP PLC ADR.		596	37,164	23	1,425	203	12,692	—	822	51,281
CHEVRONTEXACO CORPORATION.		290	16,900	11	646	575	33,509	—	876	51,056
CONOCOPHILLIPS		507	54,652	20	2,104	185	19,917	—	711	76,673
EOG RESOURCES INC. (b)		—	—	—	—	193	9,412	—	193	9,412
EXXON MOBIL CORPORATION		1,416	84,369	54	3,232	1,375	81,944	—	2,845	169,546
MARATHON OIL CORP		250	11,739	10	451	—	—	—	260	12,190
MURPHY OIL CORPORATION		—	—	—	—	80	7,859	—	80	7,859
OCCIDENTAL PETROLEUM CORP		—	—	—	—	110	7,836	—	110	7,836
ROYAL DUTCH PETROLEUM COMPANY.		154	9,221	6	354	289	17,364	—	449	26,938
WILLIAMS COMPANIES, INC.		—	—	—	—	942	17,719	—	942	17,719

Oil, Gas & Consumable Fuels Total			214,046		8,212		208,252			430,510

ENERGY TOTAL			238,411		9,148		261,645			509,204

		Columbia Growth & Income Fund		Columbia Tax Managed Value Fund		Nations Value Fund
		Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
FINANCIALS	26.7%
Capital Markets	4.8%
BANK OF NEW YORK CO INC		802	23,309	31	890	682	19,812	—	1,515	44,012
EDWARDS (A.G.), INC		109	4,873	4	187	—	—	—	113	5,060
FRANKLIN RESOURCES INC		134	9,208	5	353	—	—	—	139	9,561
GOLDMAN SACHS GROUP INC		220	24,221	8	927	204	22,427	—	433	47,574
JANUS CAPITAL GROUP INC		592	8,265	23	318	—	—	—	615	8,582
MERRILL LYNCH & CO		242	13,678	9	520	714	40,387	—	964	54,584
MORGAN STANLEY		175	10,017	7	385	—	—	—	182	10,402

Capital Markets Total			93,570		3,580		82,626			179,775

Commercial Banks	7.3%
MARSHALL & ILSLEY CORP.		118	4,921	4	187	323	13,473	—	445	18,581
NATIONAL CITY CORP		274	9,187	11	353	—	—	—	285	9,540
NORTH FORK BANCORPORATION		167	4,629	6	176	—	—	—	173	4,805
PNC FINANCIAL SERVICES GROUP		169	8,675	6	333	—	—	—	175	9,008
UNIONBANCAL CORPORATION		—	—	—	—	212	12,973	—	212	12,973
US BANCORP (b)		1,295	37,336	49	1,420	1,025	29,543	—	2,370	68,299
WACHOVIA CORP		716	36,472	27	1,387	867	44,120	—	1,610	81,978
WELLS FARGO & COMPANY (NEW)		637	38,112	24	1,449	487	29,099	—	1,148	68,660

Commercial Banks Total			139,331		5,306		129,207			273,844

Consumer Finance	0.4%
MBNA CORP		576	14,150	22	544	—	—	—	599	14,694

Consumer Finance Total			14,150		544		—			14,694

Diversified Financial Services	5.8%
CIT GROUP INC		—	—	—	—	403	15,314	—	403	15,314
CITIGROUP INC.		1,705	76,618	66	2,979	1,385	62,247	—	3,156	141,845
GENWORTH FINANCIAL INC PFD		—	—	—	—	136	4,369	—	136	4,369
JPMORGAN CHASE & CO.		1,066	36,883	41	1,419	492	17,013	—	1,599	55,315

Diversified Financial Services Total			113,501		4,398		98,943			216,843

Insurance	5.5%
ACE LIMITED (b)		—	—	—	—	291	12,014	—	291	12,014
ALLSTATE CORP		189	10,192	7	390	—	—	—	196	10,582
AMBAC FINANCIAL GROUP, INC.		194	14,480	7	554	173	12,902	—	374	27,936
AMER INTERNATIONAL GROUP INC		249	13,796	9	525	—	—	—	258	14,321
CHUBB CORP		135	10,739	5	413	—	—	—	141	11,152
GENWORTH FINANCIAL INC. – CL A		—	—	—	—	1,097	30,195	—	1,097	30,195
HARTFORD FINANCIAL SERVICES GROUP.		240	16,477	9	632	292	20,033	—	542	37,143
LINCOLN NATIONAL CORP IND		506	22,836	19	878	—	—	—	525	23,714
ST. PAUL TRAVELERS COS INC		—	—	—	—	215	7,881	—	215	7,881
WILLIS GROUP HOLDINGS		262	9,677	10	369	—	—	—	272	10,046

		Columbia Growth & Income Fund		Columbia Tax Managed Value Fund		Nations Value Fund
		Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
XL CAPITAL LTD-CLASS A		277	20,063	11	799	—	—	—	288	20,862

Insurance Total			118,261		4,560		83,025			205,846

Real Estate	2.4%
ARCHSTONE-SMITH TRUST		334	11,397	13	444	470	16,039	—	817	27,879
AVALON BAY COMMUNITIES INC		156	10,461	6	399	—	—	—	162	10,859
EQUITY OFFICE PROPERTIES TRUST		—	—	—	—	855	25,758	—	855	25,758
HOST MARRIOT CORP (NEW) COM (b)		—	—	—	—	781	12,935	—	781	12,935
KIMCO REALTY CORP		227	12,217	9	479	—	—	—	236	12,697

Real Estate Total			34,075		1,322		54,732			90,128

Thrifts & Mortgage Finance	0.5%
COUNTRYWIDE FINANCIAL CORP		268	8,694	10	331	—	—	—	278	9,024
FREDDIE MAC		150	9,506	6	363	—	—	—	156	9,869

Thrifts & Mortgage Finance Total			18,200		694		—			18,894

FINANCIALS TOTAL			531,088		20,404		448,532			1,000,024

HEALTH CARE	5.2%
Health Care Equipment & Supplies	2.3%
AETNA US HEALTHCARE-WI		260	19,515	10	751	203	15,200	—	473	35,466
BAUSCH & LOMB INC		66	4,871	3	187	—	—	—	69	5,058
BAXTER INTERNATIONAL INC.		—	—	—	—	280	9,514	—	280	9,514
CIGNA CORP		111	9,901	4	381	—	—	—	115	10,282
HOSPIRA INC (a)		—	—	—	—	310	10,019	—	310	10,019
MEDCO HEALTH SOLUTIONS INC (a)		—	—	—	—	299	14,797	—	299	14,797

Health Care Equipment & Supplies Total			34,287		1,319		49,530			85,136

Pharmaceuticals	2.9%
ABBOTT LABORATORIES		—	—	—	—	374	17,445	—	374	17,445
BRISTOL-MYERS SQUIBB CO		346	8,813	13	343	—	—	—	360	9,156
GLAXOSMITHKLINE ADRS		194	8,916	7	343	—	—	—	202	9,259
JOHNSON & JOHNSON		229	15,380	9	592	—	—	—	238	15,972
MERCK & CO INC		415	13,446	16	517	—	—	—	431	13,963
NOVARTIS ADR		198	9,268	8	355	—	—	—	206	9,623
PFIZER INC		598	15,712	23	601	703	18,461	—	1,324	34,774

Pharmaceuticals Total			71,534		2,752		35,906			110,192

HEALTH CARE TOTAL			105,821		4,071		85,436			195,328

INDUSTRIALS	13.6%
Aerospace & Defense	4.0%
GENERAL DYNAMICS CORP		236	25,282	9	985	—	—	—	245	26,266
GOODRICH CORPORATION		—	—	—	—	473	18,126	—	473	18,126
HONEYWELL INTERNATIONAL INC.		—	—	—	—	466	17,342	—	466	17,342

		Columbia Growth & Income Fund		Columbia Tax Managed Value Fund		Nations Value Fund
		Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
NORTHROP GRUMMAN CORP		—	—	—	—	286	15,433	—	286	15,433
UNITED TECHNOLOGIES CORPORATION		354	35,958	13	1,371	332	33,771	—	699	71,100

Aerospace & Defense Total			61,240		2,356		84,672			148,268

Building Products	0.3%	—	—	—	—	—	—	—	—	—
AMERICAN STANDARD COMPANIES, INC.		—	—	—	—	209	9,705	—	209	9,705

Building Products Total			—		—		9,705			9,705

Commercial Services & Supplies	2.0%
CENDANT CORPORATION (CD.N)		429	8,821	17	340	604	12,412	—	1,050	21,573
PHH CORP (a)		—	—	—	—	30	661	—	30	661
REPUBLIC SERVICES INC		167	5,607	6	214	—	—	—	174	5,821
WASTE MANAGEMENT INC (NEW)		702	20,254	27	773	840	24,220	—	1,568	45,247

Commercial Services & Supplies Total			34,683		1,326		37,293			73,302

Industrial Conglomerates	4.5%
GENERAL ELECTRIC COMPANY		2,203	79,450	85	3,058	1,371	49,449	—	3,659	131,957
TEXTRON INC		481	35,870	18	1,359	—	—	—	499	37,229

Industrial Conglomerates Total			115,320		4,417		49,449			169,186

Machinery	2.2%
CATERPILLAR INC		—	—	—	—	152	13,917	—	152	13,917
DEERE & COMPANY (b)		200	13,446	8	518	199	13,386	—	407	27,350
EATON CORPORATION		219	14,305	8	546	124	8,136	—	351	22,986
INGERSOLL-RAND CO-CLASS A		—	—	—	—	212	16,894	—	212	16,894

Machinery Total			27,751		1,063		52,332			81,147

Road & Rail	0.7%
BURLINGTON NORTHERN SANTA FE		—	—	—	—	251	13,536	—	251	13,536
UNION PACIFIC CORPORATION		—	—	—	—	202	14,100	—	202	14,100

Road & Rail Total			—		—		27,637			27,637

INDUSTRIALS TOTAL			238,993		9,163		261,088			509,244

INFORMATION TECHNOLOGY	5.0%
Communications Equipment	0.6%
NOKIA CORP ADR		1,340	20,682	52	805	—	—	—	1,393	21,488

Communications Equipment Total			20,682		805		—			21,488

Computers & Peripherals	2.2%
HEWLETT-PACKARD COMPANY		—	—	—	—	609	13,372	—	609	13,372
INTERNATIONAL BUSINESS MACHINES		214	19,592	8	763	314	28,729	—	537	49,083
LEXMARK INTERNATIONAL INC		229	18,343	9	723	—	—	—	238	19,066

Computers & Peripherals Total			37,934		1,486		42,100			81,521

		Columbia Growth & Income Fund		Columbia Tax Managed Value Fund		Nations Value Fund
		Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
Electronic Equipment & Instruments	0.5%
AGILENT TECHNOLOGIES INC (a)		—	—	—	—	768	17,050	—	768	17,050

Electronic Equipment & Instruments Total			—		—		17,050			17,050

IT Services
ACCENTURE LTD.	0.9%	907	21,895	37	887	—	—	—	943	22,782
AUTOMATIC DATA PROCESSING INC		218	9,818	8	377	—	—	—	227	10,195

IT Services Total			31,713		1,264		—			32,976

Office Electronics	0.4%
XEROX CORP		884	13,399	34	512	—	—	—	918	13,911

Office Electronics Total			13,399		512		—			13,911

Semiconductors & Semiconductor Equipment	0.2%
FAIRCHILD SEMICON INTL INC (a)		—	—	—	—	449	6,876	—	449	6,876

Semiconductors & Semiconductor Equipment Total			—		—		6,876			6,876

Software	0.4%
MICROSOFT CORP		577	13,939	22	536	—	—	—	599	14,475

Software Total			13,939		536		—			14,475

INFORMATION TECHNOLOGY TOTAL			117,667		4,604		66,026			188,296

MATERIALS	5.7%
Chemicals	2.7%
AIR PRODUCTS & CHEMICALS INC		567	35,892	19	1,192	—	—	—	586	37,084
DOW CHEMICAL		—	—	—	—	252	12,572	—	252	12,572
EASTMAN CHEMICAL COMPANY (EMN)		—	—	—	—	305	18,019	—	305	18,019
PPG INDUSTRIES INC		109	7,774	4	299	124	8,868	—	237	16,942
ROHM & HAAS COMPANY		—	—	—	—	348	16,714	—	348	16,714

Chemicals Total			43,666		1,491		56,173			101,330

Containers & Packaging	0.5%
BEMIS COMPANY		—	—	—	—	561	17,446	—	561	17,446

Containers & Packaging Total			—		—		17,446			17,446

Metals & Mining	0.8%
ALCOA INC		—	—	—	—	425	12,916	—	425	12,916
FREEPORT MCMORAN COPPER & GOLD INC.		—	—	—	—	390	15,452	—	390	15,452

Metals & Mining Total			—		—		28,368			28,368

Paper & Forest Products	1.8%
INTERNATIONAL PAPER CO		—	—	—	—	254	9,342	—	254	9,342
MEADWESTVACO CORPORATION		760	24,168	24	764	—	—	—	784	24,932
WEYERHAUSER CO		246	16,822	10	655	209	14,296	—	464	31,773

		Columbia Growth & Income Fund		Columbia Tax Managed Value Fund		Nations Value Fund
		Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
Paper & Forest Products Total			40,990		1,419		23,638			66,047

MATERIALS TOTAL			84,656		2,910		125,624			213,191

TELECOMMUNICATION SERVICES	3.9%
Diversified Telecommunication Services	3.9%
BELLSOUTH CORP		557	14,646	21	559	517	13,583	—	1,095	28,788
SBC COMMUNICATIONS INC		1,613	38,215	62	1,470	790	18,708	—	2,465	58,394
VERIZON COMMUNICATIONS		869	30,835	34	1,201	707	25,111	—	1,610	57,146

Diversified Telecommunication Services Total			83,696		3,229		57,402			144,328

TELECOMMUNICATION SERVICES TOTAL			83,696		3,229		57,402			144,328

UTILITIES	5.3%
Electric Utilities	4.2%
AMERICAN ELECTRIC POWER CO INC		—	—	11	363	—	—	—	11	363
ENTERGY CORPORATION		274	19,378	11	784	185	13,086	—	471	33,249
EXELON CORPORATION		341	15,649	13	601	561	25,731	—	915	41,980
FPL GROUP INC		252	10,129	10	389	—	—	—	262	10,518
P G & E CORPORATION (b)		310	10,578	12	404	512	17,464	—	834	28,446
TXU CORPORATION		379	30,164	15	1,161	147	11,706	—	540	43,031

Electric Utilities Total			85,898		3,702		67,987			157,587

Multi-Utilities	1.1%
DOMINION RESOURCES INC		—	—	—	—	244	18,168	—	244	18,168
DUKE ENERGY CORP.		—	—	—	—	849	23,786	—	849	23,786

Multi-Utilities Total			—		—		41,955			41,955

UTILITIES TOTAL			85,898		3,702		109,941			199,542

TOTAL COMMON STOCKS			1,869,298		71,987		1,722,278			3,663,563

INVESTMENT MANAGEMENT COMPANY	2.0%
NATIONS CASH RESERVE		—	—	—	—	41,510	41,510	—	41,510	41,510
ISHARES RUSSELL 1000 VALUE		492	32,355	10	654	—	—	—	502	33,009

INVESTMENT MANAGEMENT COMPANY			32,355		654		41,510			74,519

REPURCHASE AGREEMENTS (d)
Repurchase agreement with ABN AMRO, Inc. dated 03/31/05 due 04/01/05 at 2.830%, collateralized by U.S. Government Agency securities with various maturities to 05/15/29, market value $13,692 (repurchase proceeds $13,564)						13,563	13,563			13,563

Repurchase agreement with Wachovia Capital Markets dated 03/31/05 due 04/01/05 at 2.840%, collateralized by U.S. Government Agency securities with various maturities to 05/20/33, market value $16,489 (repurchase proceeds $16,276)						16,275	16,275			16,275

	Columbia Growth & Income Fund		Columbia Tax Managed Value Fund		Nations Value Fund
	Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05	Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
Repurchase agreement with Wachovia Capital Markets dated 03/31/05 due 04/01/05 at 2.920%, collateralized by U.S. Government Agency securities with various maturities to 03/231/35, market value $21,523 (repurchase proceeds $21,191)					21,189	21,189			21,189
TOTAL REPURCHASE AGREEMENTS						51,027	—	—	51,027

Total Investments	102.5%	1,901,653		72,641		1,814,815			3,789,109
Other Assets & Liabilities	-2.5%	(4,106)		(206)		(44,122)	(503)		(48,937)

Net Assets	100.0%	$1,897,547		$72,435		1,770,693	(503)		3,740,172

Investments at cost		1,605,199		59,748		1,518,186			3,183,133

Notes to Investment Portfolio:

(a)	Non-income producing security

(b)	All or a portion of this security was on loan at March 31, 2005. The aggregate cost and market value of securities on loan at March 31, 2005 is $40,172 and $49,965 respectively.

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)	This amount represents cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $1,605,199 for the Columbia Growth and Income Fund, $59,748 for the Columbia Tax Managed Value Fund, $1,520,176 for the Nations Value fund, and $3,185,123 for the funds combined.

ABBREVIATIONS
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Pro -forma Combining Statement of Assets & Liabilities As of March 31, 2005 (unaudited)

	Columbia	Columbia		Nations
	Growth & Income	Tax-Managed		Value
	Fund	Value Fund		Fund	Pro Forma		Pro Forma
	Target Fund	Target Fund		Acquiring Fund	Adjustments		Combined
Assets:
Investments, at cost	$1,605,199	$59,748		$1,425,649	$—		$3,090,596
Affiliated Investments, at cost	$—	$—		$92,541	$—		$92,541

Investments, at value	1,901,653	72,641		1,722,278	—		3,696,572
Affiliated Investments, at value	—	—		92,541	—		92,541
Receivable for:
Investments sold	—	—		3,594	—		3,594
Fund shares sold	318	16		6,450	—		6,784
Dividend Receivable	3,395	130		3,605	—		7,130
Expense reimbursement due from Investment Advisor	—	—	(f)	—	—		0	(f)
Deferred Trustees’ compensation plan	53	6		—	—		59

Total Assets	1,905,419	72,793		1,828,468	—		3,806,680

Liabilities:
Payable for:
Collateral on securities loaned	—	—		51,031	—		51,031
Payable to custodian bank	3,222	94		—	—		—
Investments purchased	576	18		3,401	—		3,995
Fund shares repurchased	1,510	102		1,804	—		3,416
Investment advisory fee	1,121	46		801	—		1,968
Administration fee	—	4		238	—		242
Transfer agent fee	529	34		—	—		563
Pricing and bookkeeping fees	35	2		—	—		37
Trustees’ fees	—	—		148	—		148
Audit fee	26			—	—		26
Custody fee	—	—		13	—		13
Distribution and service fees	777	48		149	—		974
Tax withheld liability	—	(0	) (f)	—	—		(0	) (f)
Future variation margin payable	—	—		—	—		—
Deferred compensation plan	53	6		—	—		53
Other liabilities	23	4		190	503	(d)	720

Total Liabilities	7,872	358		57,775	503		63,186

Net Assets	$1,897,547	$72,435		$1,770,693	$(503	) (d)	$3,740,172

Composition of Net Assets:
Paid-in capital	$1,750,459	$76,706		$1,463,022	—		$3,290,187
Overdistributed net investment income	5,658	112		1,296	(503	) (d)	$6,563
Accumulated net realized gain (loss)	(155,023)	(17,276)		9,746	—		$(162,553)
Unrealized appreciation on investments	296,453	12,893		296,629	—		$605,975

Net Assets	$1,897,547	$72,435		$1,770,693	$(503	) (d)	$3,740,172

	Columbia	Columbia	Nations
	Growth & Income	Tax-Managed	Value
	Fund	Value Fund	Fund	Pro Forma			Pro Forma
	Target Fund	Target Fund	Acquiring Fund	Adjustments			Combined
Investors A:
Net assets	$—	$—	$292,037,133	$613,228,897			$905,266,030
Shares outstanding	—	—	22,289,494	46,811,903			69,101,397

Net asset value per share (b)	$—	$—	$13.10				$13.10

Maximum sales charge			5.75%				5.75%
Maximum offering price per share (c)			13.90				13.90

Investors B: (a)
Net assets	$—	$—	$84,755,505	$741,684,024			$826,439,529
Shares outstanding	—	—	6,645,746	58,171,456	(e	)	64,817,202

Net asset value and offering price per share (b)	$—	$—	$12.75				$12.75

Investors C: (a)
Net assets	$—	$—	$17,209,756	$92,817,230			$110,026,986
Shares outstanding	—	—	1,350,085	7,281,857	(e	)	8,629,568

Net asset value and offering price per share (b)	$—	$—	$12.75				$12.75

Primary A: (a)
Net assets	$—	$—	$1,376,690,685	$521,747,529			$1,898,439,214
Shares outstanding	—	—	104,933,527	39,769,871	(e	)	144,703,398

Net asset value and offering price per share (b)	$—	$—	$13.12				$13.12

Class A: (a)
Net assets	$598,512,119	$14,863,122	$—	$(613,375,241)			$—
Shares outstanding	32,986,077	1,231,388	—	(34,217,465)			—

Net asset value per share (b)	$18.14	$12.07	$—				$—

Maximum sales charge	4.75%	4.75%
Maximum offering price per share (c)	19.05	12.67

Class B: (a)
Net assets	$695,717,688	$46,152,165	$—	$(741,869,853)			$—
Shares outstanding	40,848,099	3,924,712	—	(44,772,811)			—

Net asset value, offering and redemption price per share	$17.03	$11.76	$—				$—

Class C: (a)
Net assets	$81,490,893	$11,352,781	$—	$(92,843,674)			$—
Shares outstanding	4,750,967	965,547	—	(5,716,514)			—

Net asset value, offering and redemption price per share	$17.15	$11.76	$—				$—

Class Z:
Net assets	$521,825,819	$66,584	$—	$(521,892,403)			$—
Shares outstanding	28,741,164	5,459	—	(28,746,623)			—

Net asset value, offering and redemption price per share	$18.16	$12.20					$—

(a)	Class A, B, C and Z shares of The Columbia Growth & Income Fund and The Columbia Tax-Managed Value Fund are exchanged for new Class A, B, C and Z shares of Nations Value Fund shares, respectively based on the Net Asset Value per share of Nations Value Fund’s Investors A,B,C and Primary A shares, respectively at the time of the merger

(b)	Redemption price per share is equal to net assets value less any applicable contingent deferred sales charge.

(c)	On sales of $50,000 or more the offering price is reduced.

(d)	Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $405,994, $54,826 and $42,671. to be borne by Columbia Growth & Income Fund, Columbia Tax-Managed Value Fund and Nations Value Fund, respectively.

(e)	Reflects estimated shares issued to Target fund at the time of the merger.

(f)	Amount rounds to less than $500

Pro- forma Combining
Statement of Operations
For the Twelve Months Ended March 31, 2005 (Unaudited)

	Columbia	Columbia		Nations
	Growth & Income	Tax-Managed		Value
	Fund	Value Fund		Fund	Pro Forma	Pro Forma
	Target Fund	Target Fund		Acquiring Fund	Adjustments	Combined
Investment Income:
Interest	$125	$5		$—	$—	$130
Dividend income from affiliates	—	—		513	—	$513
Dividends	48,197	1,906		37,052		$87,155
Security lending	—	—		17	—	$17
Foreign taxes withheld	(4)	(15)		—	—	$(19)

Total Investment Income	48,326	1,896		37,582	—	87,804

Expenses:
Investment advisory fee	13,336	580		9,382	(6,601)	16,697	(a	)
Administration fee	—	38		3,205	2,785	6,028	(b	)	(e	)
Distribution fee:						—
Class A	—	8			(8)	—	(b	)
Class B	5,439	361		628		6,428	(b	)
Class C	706	92		157		955	(b	)
Class G	—	—		—	—	—
Service fee:
Class A	1,547	38		596		2,181	(b	)
Class B	1,813	120		210		2,143	(b	)
Class C	235	31		52	—	318	(b	)
Class G	—	—		—	—	—
Shareholder services fee — Class T	—	—		—	—	—
Transfer agent fee:	2,673	119		411	(1,206)	1,997	(c	)
Pricing and bookkeeping fees	408	29		—	(296)	141	(e	)
Trustees’ fees	44	8		27	(17)	62	(c	)
Printing fees	436	27		121	(69)	515
Custody fee	77	10		89	—	176
Registration fees	95	49		54	(123)	75	(c	)
Non-Recurring Costs (see Note 5)	89	4		420	—	513
Other expenses	143	31		183	(64)	293	(c	)

Total Operating Expenses	27,041	1,545		15,535	(5,599)	38,522
Interest expense	—	—		—	—	—

Total Expenses	27,041	1,545		15,535	(5,599)	38,522
Fees and expenses waived or reimbursed by Investment Advisor/Administrator		—		(1,532)	1,332	(200)
Fees waived by Distributor — Class C	—	—		—	—	—
Custody earnings credit	(3)	(0	) (d)	— (d)	—	(3)
Taxes	—	—		—		—
Non-recurring costs assumed by Investment Advisor (see Note 5)	(89)	(4)		(420)	—	(513)

Net Expenses	26,949	1,541		13,583	(4,267)	37,806

Net Investment Income	21,377	355		23,999	4,267	49,998

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	174,762	7,104		70,719	—	252,585
Net change in unrealized appreciation/depreciation on investments	(34,485)	(1,806)		90,473	—	54,182

Net	140,277	5,298		161,192	—	306,767

Net Increase in Net Assets from Operations	$161,654	$5,653		$185,191	$4,267	$356,765

(a)	Adjustment to realign Nations Value Fund’s fees to Columbia Growth & Income Fund’s fee structure.

(b)	Based on the contract in effect for Nations Value Fund, the surviving fund.

(c)	Reflects elimination of duplicate expenses achieved as a result of merging funds.

(d)	Amount rounds to less than $500.

(e)	Adjustment to realign Nations Value Fund’s fee to Columbia Growth & Income Fund’s and Columbia Tax Managed Value Fund’s fee structure.

NATIONS VALUE FUND,

COLUMBIA GROWTH & INCOME FUND
AND
COLUMBIA TAX-MANAGED VALUE FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS

Notes to Financial Statements
March 31, 2005
(unaudited)

Note 1. Organization

Nations Value Fund (the “Acquiring Fund”), a series of Nations Funds Trust (the “Trust”), is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Columbia Growth & Income Fund and Columbia Tax-Managed Value Fund (collectively “Target Funds”), are each registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Acquiring Fund seeks growth of capital by investing in companies that are believed to be undervalued. Columbia Growth & Income Fund seeks long term growth and income. Columbia Tax-Managed Value Fund seeks long term capital growth while reducing shareholder exposure to taxes.

Fund Shares

The Acquiring Fund and the Target Funds each may issue an unlimited number of shares. The Acquiring Fund offers four classes of shares: Primary A, Investor A, Investor B and Investor C shares. The Target Funds each offer four classes of shares: Class A, Class B, Class C and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Funds by the Acquiring Fund as if such merger had occurred on April 1, 2004. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Target Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro forma Investment Portfolio and Pro forma Statement of Assets and Liabilities of the Target Funds and Acquiring Fund have been combined to reflect balances as of March 31, 2005. The Pro forma Statement of Operations of the Target Funds and Acquiring Fund has been combined to reflect twelve months ended March 31, 2005. Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the Target Funds as of March 31, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

The pro forma investment portfolio, statement of assets and liabilities and statement of operations shows the combination of Columbia Growth & Income Fund and Columbia Tax-Managed Value Fund reorganizing into Nations Value Fund. They do not reflect the separate combinations of Columbia Growth & Income Fund reorganizing into Nations Value Fund and Columbia Tax-Managed Value Fund reorganizing into Nations Value Fund because the net assets of Columbia Tax-Managed Value Fund are less than 10% of the net assets of both Columbia Growth & Income Fund and Nations Value Fund.

Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Funds included within their respective annual and semi-annual shareholder reports. The annual shareholder reports are dated March 31, 2005, July 31, 2004 and October 31, 2004 for the Acquiring Fund, Columbia Growth & Income Fund and Columbia Tax-Managed Value Fund, respectively. The semi-annual shareholder reports are dated September 30, 2004, January 31, 2005 and April 30, 2004 for the Acquiring Fund, Columbia Growth & Income Fund and Columbia Tax-Managed Value Fund, respectively.

Note 3. Significant Accounting Policies

Security Valuation

The Acquiring Fund and the Target Fund use the identical policy for security valuation. Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest bid and asked prices on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Securities Lending

Under an agreement with Bank of New York (“BNY”), the Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of the collateral. The cash collateral received is invested in repurchase agreements. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to the borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral. The income earned by each Fund from securities lending is included in its Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Fees and Compensations Paid to Affiliates

Investment Advisory Fee

BACAP, a wholly-owned subsidiary of Bank of America, N.A. (‘‘Bank of America’’), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, is the investment advisor to the Acquiring Fund. Effective December 1, 2004, BACAP is entitled to receive an investment advisory fee, calculated daily and payable monthly, based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.60%
$500 million to $1 billion	0.55%
$1 billion to $1.5 billion	0.50%
$1.5 billion to $3 billion	0.45%
$3 billion to $6 million	0.43%
Over $6 billion	0.41%

Prior to December 1, 2004, BACAP received a monthly investment advisory fee at the annual rate of 0.65% of the Fund’s average daily net assets. In addition, prior to December 1, 2004, BACAP voluntarily waived a portion of its investment advisory fee for Fund at the annual rate of 0.05% of the Fund’s average daily net assets.

For the year ended March 31, 2005, the Fund’s effective investment advisory fee rate was 0.61%.

Administration Fee

BACAP Distributors, LLC (‘‘BACAP Distributors’’), a wholly-owned subsidiary of Bank of America, provides administrative and other services to the Fund. Effective December 1, 2004, BACAP Distributors is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.17% of the Fund’s average daily net assets. BACAP Distributors has voluntarily agreed to waive a portion of its administration fee for the Fund at an annual rate of 0.04% of the Fund’s average daily net assets. BACAP Distributors, at its discretion, may revise or discontinue this arrangement any time

Prior to December 1, 2004, BACAP Distributors received a monthly administration fee at the annual rate of 0.23 of the Fund’s average daily net assets. In addition, prior to December 1, 2004, BACAP Distributors voluntarily waived a portion of its administration fee for the Fund at the annual rate of 0.10% of the Fund’s average daily net assets.

For the year ended March 31, 2005, the Fund’s effective administration fee rate was 0.21%.

Transfer Agent Fee

PFPC Inc. serves as the transfer agent for the Fund’s shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Fund. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Fund. For the year ended March 31, 2005, Bank of America earned $26,000 in sub-transfer agent fees from the Fund for providing such services. This amount is included in ‘‘Transfer agent fees’’ in the Fund’s Statement of Operations.

Underwriting Discounts, Service and Distribution Fees

BACAP Distributors serves as the distributor of the Fund’s shares. For the year ended March 31, 2005, the Distributor has retained net underwriting discounts of $107,000 on sales of the Fund’s Investor A shares and received net CDSC fees of $1,000, $103,000 and $5,000 on Investor A, Investor B and Investor C share redemptions, respectively.

For the year ended March 31, 2005, the Fund paid brokerage commissions of $7,915 to certain affiliates of BACAP in connection with the execution of various portfolio transactions.

The Fund has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C shares of the Fund and a combined distribution and shareholder servicing plan for Investor A Shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the year ended March 31, 2005, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

	Current	Plan
	Rate	Limit
Investor A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Investor B and Investor C Shareholder Servicing Plans	0.25%	0.25%
Investor B and Investor C Distribution Plans	0.75%	0.75%

Fees Paid to Officers and Trustees

With the exception of one officer, no officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Fund for serving as Trustee or Officer of the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund’s fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund’s assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in ‘‘Trustees’ fees and expenses’’ in the Statement of operations. The liability for the deferred compensation plan is included in ‘‘Accrued Trustees’ fees and expenses’’ in the Statement of assets and liabilities.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Other

The Fund has made daily investments of cash balances in Nations Cash Reserves, another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Fund from such investments is included in its Statement of operations as ‘‘Dividend income from affiliated funds.’’ BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Fund. For the year ended March 31, 2005, BACAP and BACAP Distributors earned $37,000 of investment advisory Fees and $19,000 of administration fees, respectively, related to investments in affiliated funds.

A significant portion of the Fund’s Primary A shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

Note 5. Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of March 31, 2005. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at March 31, 2005.

To be updated

	Shares of	Additional Shares	Total Shares
	Acquiring Fund	Assumed Issued	Outstanding
Class of Shares	Pre-Combination	with Merger	Post Combination

Primary A	104,933,527	39,778,384	144,698,111
Investor A	22,289,494	46,822,537	69,104,277
Investor B	6,645,746	58,182,382	64,818,787
Investor C	1,350,085	7,281,857	8,629,568

Note 6. Contingencies and Other Events

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the ‘‘NYAG Settlement’’) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the ‘‘SEC’’) (the ‘‘SEC Order’’). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (‘‘BAS’’) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. — the investment advisor to and distributor of the Columbia Funds, respectively, — to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Nations Funds and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Nations Funds or their shareholders cannot currently be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively ‘‘BAC’’), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ‘‘MDL’’). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

For the fiscal year ended March 31, 2005, Bank of America Corporation has assumed $6.7 million of legal, shareholder communications, audit related, transfer agent, consulting and Trustee costs and fees incurred by the Funds impacted in connection with the regulatory and civil litigation matters discussed above. These non-recurring costs were allocated to the Funds based on their respective average nets assets for the year ended March 31, 2005. These non-recurring costs on a per Fund basis are shown in that Fund’s respective Statement of operations. Because these costs were borne by Bank of America Corporation and not any Fund, an offsetting waiver of these costs is also presented in each respective Fund’s Statement of operations as, ‘‘Costs assumed by Bank of America Corporation’’. The impact to the expense ratio of each impacted Fund is reflected in the Fund’s Financial highlights.

Pro Forma Combining Portfolio of Investments (unaudited)

		Columbia Mid Cap Value Fund		Nations MidCap Value Fund
		Target Fund		Acquiring Fund		Compliance	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
COMMON STOCKS

CONSUMER DISCRETIONARY
Auto Components
BORG WARNER AUTO		183	8,904	—	—		183	8,904
JOHNSON CONTROLS INC		247	13,778	—	—		247	13,778

Auto Components Total	0.9%		22,682		—			22,682

Hotels, Restaurants & Leisure
BRINKER INTERNATIONAL, INC. (a)		483	17,478	151	5,455		633	22,933
HARRAH’S ENTERTAINMENT INC		276	17,850	77	4,966		353	22,816
STARWOOD HOTELS & RESORTS WORLDWIDE INC.		—	—	105	6,315		105	6,315

Hotels, Restaurants & Leisure Total	2.1%		35,328		16,736			52,064

Leisure Equipment & Products
MATTEL INC.		447	9,550	143	3,048		590	12,598

Leisure Equipment & Products Total	0.5%		9,550		3,048			12,598

Media
DOW JONES & COMPANY INC. (DJ)		—	—	135	5,045		135	5,045
KNIGHT RIDDER INC		146	9,792	—	—		146	9,792
NEW YORK TIMES CO CLASS A		259	9,471	—	—		259	9,471

Media Total	1.0%		19,262		5,045			24,307

Multiline Retail
DOLLAR GENERAL CORPORATION		623	13,659	323	7,073		946	20,731
FEDERATED DEPARTMENT STORES		321	20,441	101	6,447		423	26,888
MAY DEPARTMENT STORES COMPANY		355	13,138	140	5,168		495	18,306
PENNEY (J.C.) COMPANY		396	13,780	87	4,501		483	18,281

Multiline Retail Total	3.4%		61,018		23,189			84,207

Specialty Retail
LIMITED BRANDS INC.COM		—	—	206	5,011		206	5,011
LINENS ‘N THINGS INC (a)		—	—	194	4,804		194	4,804
OFFICEMAX INC		346	11,598	89	2,995		436	14,593
SHERWIN-WILLIAMS COMPANY		—	—	126	5,547		126	5,547
TJX COMPANIES INC.		749	18,455	252	6,197		1,001	24,652
UNITED RENTALS, INC. (a)		included below	included below
BORDERS GROUP INC		737	19,608	—	—		737	19,608

Specialty Retail Total	3.0%		49,661		24,554			74,215

Textiles, Apparel & Luxury Goods
REEBOK INTERNATIONAL LTD		213	9,423	69	3,061		282	12,484

Textiles, Apparel & Luxury Goods Total	0.5%		9,423		3,061			12,484

CONSUMER DISCRETIONARY TOTAL	11.6%		206,924		75,632			282,556

CONSUMER STAPLES
Beverages
PEPSI BOTTLING GROUP INC		596	16,587	171	4,751		766	21,339

		Columbia Mid Cap Value Fund		Nations MidCap Value Fund
		Target Fund		Acquiring Fund		Compliance	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
Beverages Total	0.9%		16,587		4,751			21,339

Food & Staples Retailing
KROGER COMPANY (a)		748	11,984	242	3,876		989	15,860
SUPERVALU INCORPORATED		—	—	135	4,512		135	4,512

Food & Staples Retailing Total	0.8%		11,984		8,388			20,372

Food Products
DEL MONTE FOODS COMPANY (a)		—	—	629	6,824		629	6,824
DEAN FOODS (a)		532	18,234	—	—		532	18,234
HORMEL FOODS CORP		343	10,661	—	—		343	10,661

Food Products Total	1.5%		28,895		6,824			35,719

Tobacco
UST INC		483	24,966	149	7,693		632	32,659

Tobacco Total	1.3%		24,966		7,693			32,659

CONSUMER STAPLES TOTAL	4.5%		82,433		27,656			110,089

ENERGY
Energy Equipment & Services
BAKER HUGHES INC		—	—	127	5,646		127	5,646
ENSCO INTERNATIONAL INC		—	—	179	6,745		179	6,745
NATIONAL OILWELL VARCO INC (a)		191	8,920	63	2,938		254	11,858
TECHNIP SA ADR		221	9,209	73	3,039		294	12,249
BJ SERVICES CO		235	12,171	—	—		235	12,171
NOBLE CORP		360	20,236	—	—		360	20,236
TRANSOCEAN, INC (a)		421	21,654	—	—		421	21,654
WEATHERFORD INTERNATIONAL Ltd. (a)		172	9,983	—	—		172	9,983

Energy Equipment & Services Total	4.1%		82,173		18,368			100,541

Oil, Gas & Consumable Fuels
ASHLAND INC		—	—	71	4,797		71	4,797
EOG RESOURCES INC.		122	5,956	50	2,437		172	8,393
MARATHON OIL CORP		—	—	153	7,160		153	7,160
MURPHY OIL CORPORATION		54	5,302	22	2,212		76	7,513
OCCIDENTAL PETROLEUM CORP		—	—	76	5,373		76	5,373
WILLIAMS COMPANIES, INC.		674	12,676	241	4,535		915	17,211
AMERADA HESS CORP		334	32,144	—	—		334	32,144
XTO ENERGY INC		839	27,550	—	—		839	27,550

Oil, Gas & Consumable Fuels Total	4.5%		83,628		26,514			110,142

ENERGY TOTAL	8.6%		165,801		44,882			210,683

FINANCIALS
Capital Markets
LEGG MASON INC.		—	—	58	4,532		58	4,532
BEAR STEARNS COMPANIES INC		186	18,571	—	—		186	18,571
JANUS CAPITAL GROUP INC		1,119	15,610	—	—		1,119	15,610
LEHMAN BROTHERS HLDG INC		167	15,762	—	—		167	15,762

Capital Markets Total	2.2%		49,944		4,532			54,476

		Columbia Mid Cap Value Fund		Nations MidCap Value Fund
		Target Fund		Acquiring Fund		Compliance	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
Commercial Banks
CITY NATIONAL CORPORATION		196	13,713	60	4,210		257	17,923
COMPASS BANCSHARES, INC.		—	—	93	4,227		93	4,227
CULLEN FROST BANKERS		192	8,646	60	2,693		251	11,339
HIBERNIA CORPORATION		—	—	155	4,968		155	4,968
MARSHALL & ILSLEY CORP.		462	19,289	192	8,033		654	27,321
MERCANTILE BANKSHARES CORP.		—	—	55	2,818		55	2,818
UNIONBANCAL CORPORATION		215	13,163	67	4,110		282	17,273
WACHOVIA CORP		—	—	106	5,392		106	5,392
ZIONS BANCORPORATION		—	—	88	6,070		88	6,070
NORTH FORK BANCORPORATION		501	13,885	—	—		501	13,885
TD BANKNORTH, INC (a) COM		305	9,537	—	—		305	9,537
TORONTO DOMINION BK ONT COM N		146	6,056	—	—		146	6,056

Commercial Banks Total	5.2%		84,288		42,520			126,808

Diversified Financial Services
CIT GROUP INC		350	13,311	115	4,378		466	17,689

Diversified Financial Services Total	0.7%		13,311		4,378			17,689

Insurance
ACE LIMITED		209	8,617	96	3,941		304	12,558
ENDURANCE SPECIALTY HOLDINGS LIMITED		413	15,609	181	6,860		594	22,469
AMBAC FINANCIAL GROUP, INC.		224	16,733	60	4,470		284	21,203
GENWORTH FINANCIAL INC. — CL A		341	9,373	226	6,225		567	15,598
HARTFORD FINANCIAL SERVICES GROUP.		208	14,267	65	4,429		273	18,696
HARTFORD FINANCIAL SERVICES PFD		—	—		—		—	—
LINCOLN NATIONAL CORPORATION		300	13,524	143	6,450		443	19,974
LOEWS CORPORATION		226	16,620	63	4,604		289	21,224
OLD REPUBLIC INTERNATIONAL CORPORATION		556	12,941	168	3,920		724	16,861
CINCINNATI FINANCIAL CORP		194	8,458	—	—		194	8,458
NATIONWIDE FINANCIAL SERV A		310	11,125	—	—		310	11,125

Insurance Total	6.9%		127,268		40,899			168,167

Real Estate
ARCHSTONE-SMITH TRUST		267	9,094	164	5,597		431	14,691
AVALONBAY COMMUNITIES INC		—	—	64	4,293		64	4,293
BOSTON PROPERTIES INC		—	—	100	6,023		100	6,023
CAMDEN PROPERTY TRUST USD 0.01		—	—	81	3,800		81	3,800
EQUITY OFFICE PROPERTIES TRUST		462	13,905	184	5,556		646	19,461
HOST MARRIOT CORP (NEW) COM		1,186	19,634	373	6,177		1,559	25,810

Real Estate Total	3.0%		42,632		31,446			74,078

Thrifts & Mortgage Finance
GOLDEN WEST FINANCIAL CORPORATION		526	31,829	51	3,067		577	34,896
PMI GROUP INCORPORATED		559	21,240	157	5,968		716	27,208
SOVREIGN BANCORP, INC.		1,037	22,971	233	5,159		1,269	28,130
WEBSTER FINANCIAL CORP		406	18,432	—	—		406	18,432

Thrifts & Mortgage Finance Total	4.4%		94,472		14,194			108,666

FINANCIALS TOTAL	22.5%		411,915		137,969			549,884

		Columbia Mid Cap Value Fund		Nations MidCap Value Fund
		Target Fund		Acquiring Fund		Compliance	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
HEALTH CARE
Health Care Equipment & Supplies
MILLIPORE CORPORATION (a)		347	15,051	69	2,982		416	18,033
VARIAN INC (a)		273	10,344	—	—		273	10,344

Health Care Equipment & Supplies Total	1.2%		25,395		2,982			28,377

Health Care Providers & Services
AETNA US HEALTHCARE-WI		—	—	44	3,328		44	3,328
COMMUNITY HEALTH SYSTEMS (a)		312	10,874	120	4,182		431	15,057
MEDCO HEALTH SOLUTIONS INC (a)		332	16,457	102	5,046		434	21,503
TRIAD HOSPITALS INC (a)		—	—	130	6,493		130	6,493
HCA INC		306	16,414	—	—		306	16,414
WELLPOINT INC (a) COM		117	14,628	—	—		117	14,628

Health Care Providers & Services Total	3.2%		58,374		19,049			77,423

Pharmaceuticals
IVAX CORPORATION (a)		472	9,326	155	3,054		626	12,380
SHIRE PHARMACEUTICALS GROUP PLC — ADR		565	19,351	190	6,499		754	25,851

Pharmaceuticals Total	1.6%		28,677		9,554			38,231

HEALTH CARE TOTAL	5.9%		112,446		31,585			144,030

INDUSTRIALS
Aerospace & Defense
GOODRICH CORPORATION		496	19,007	161	6,161		657	25,168
NORTHROP GRUMMAN CORP		263	14,208	72	3,883		335	18,090
ROCKWELL COLLINS		—	—	64	3,060		64	3,060

Aerospace & Defense Total	1.9%		33,215		13,103			46,318

Building Products
AMERICAN STANDARD COMPANIES, INC.		228	10,602	102	4,727		330	15,329

Building Products Total	0.6%		10,602		4,727			15,329

Commercial Services & Supplies
AVERY-DENNISON CORP		226	14,021	74	4,601		301	18,622
MANPOWER INCORPORATED		324	14,083	105	4,578		429	18,661
PITNEY-BOWES INC		—	—	157	7,066		157	7,066
WASTE MANAGEMENT INC (NEW)		453	13,063	238	6,863		691	19,927
BRINK’S CO/THE		682	23,601	—	—		682	23,601
CENDANT CORP		669	13,737	—	—		669	13,737

Commercial Services & Supplies Total	4.2%		78,505		23,109			101,614

Construction & Engineering
FLUOR CORPORATION (NEW)		164	9,113	72	3,985		236	13,098

Construction & Engineering Total	0.5%		9,113		3,985			13,098

Electrical Equipment
COOPER INDUSTRIES INC. CLASS — A		—	—	83	5,958		83	5,958
AMETEK INC		395	15,883	—	—		395	15,883
HUBBELL INC CL B		167	8,549	—	—		167	8,549

		Columbia Mid Cap Value Fund		Nations MidCap Value Fund
		Target Fund		Acquiring Fund		Compliance	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
Electrical Equipment Total	1.2%		24,432		5,958			30,389

Industrial Conglomerates
CARLISLE COS INC		259	18,091	—	—		259	18,091

Industrial Conglomerates Total	0.7%		18,091		—			18,091

Machinery
INGERSOLL-RAND CO-CLASS A		222	17,714	73	5,791		295	23,505
AGCO CORPORATION (a)		492	8,977	161	2,933		653	11,910
DOVER CORPORATION		264	9,961	78	2,929		341	12,890
HARSCO CORP.		—	—	83	4,948		83	4,948
KENNAMETAL INC.		229	10,875	115	5,476		344	16,351
NAVISTAR INTERNATIONAL (a)		481	17,501	140	5,111		621	22,612
PALL CORP		—	—	153	4,157		153	4,157
PARKER-HANNIFIN CORP (a)		196	11,910	58	3,509		253	15,419

Machinery Total	4.6%		76,939		34,852			111,791

Road & Rail
BURLINGTON NORTHERN SANTA FE		410	22,084	128	6,892		537	28,977
NORFOLK SOUTHERN CORP		—	—	157	5,809		157	5,809

Road & Rail Total	1.4%		22,084		12,702			34,786

Trading Companies & Distributors
GATX CORPORATION		—	—	187	6,206		187	6,206
UNITED RENTALS INC. (a)		443	8,955	308	6,223		751	15,178

Trading Companies & Distributors Total	0.9%		8,955		12,429			21,384

INDUSTRIALS TOTAL	16.1%		281,936		110,865			392,801

INFORMATION TECHNOLOGY
Communications Equipment
ANDREW CORP (a)		1,322	15,478	225	2,630		1,546	18,108
HARRIS CORPORATION		—	—	125	4,089		125	4,089

Communications Equipment Total	0.9%		15,478		6,719			22,198

Computers & Peripherals
SEAGATE TECHNOLOGY ESCROW POS (a) (b)		106	1	—	—		106	1

Computers & Peripherals Total	0.0%		1		—			1

Electronic Equipment & Instruments
FLEXTRONICS INTL LTD (a)		702	8,457	383	4,614		1,086	13,071
AGILENT TECHNOLOGIES INC (a)		394	8,745	125	2,775		519	11,520
ARROW ELECTRONICS INCORPORATED (a)		581	14,728	178	4,512		759	19,241
INGRAM MICRO INC (a)		270	4,504	88	1,474		359	5,978
METTLER-TOLEDO INTERNATIONAL INC (a)		183	8,702	60	2,864		244	11,566
TEKTRONIX INC		—	—	122	2,984		122	2,984
AVX CORP		658	8,056	—	—		658	8,056
AMPHENOL CORP CL A		493	18,264	—	—		493	18,264
LITTLEFUSE INC (a)		430	12,320	—	—		430	12,320

Electronic Equipment & Instruments Total	4.2%		83,776		19,223			102,999

		Columbia Mid Cap Value Fund		Nations MidCap Value Fund
		Target Fund		Acquiring Fund		Compliance	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
IT Services
AFFILIATED COMPUTER SVCS INC-A (a)		314	16,701	—	—		314	16,701
DST SYSTEMS INC (a)		167	7,707	—	—		167	7,707

IT Services Total	1.0%		24,409		—			24,409

Semiconductors & Semiconductor Equipment
FAIRCHILD SEMICON INTL INC (a)		—	—	292	4,481		292	4,481
INTERGRATED DEVICE TECHNOLOGIES		—	—	254	3,050		254	3,050

Semiconductors & Semiconductor Equipment Total	0.3%		—		7,531			7,531

INFORMATION TECHNOLOGY TOTAL	6.4%		123,664		33,473			157,137

MATERIALS
Chemicals
AGRIUM INC		—	—	248	4,517		248	4,517
CELANESE CORP (a)		494	8,882	175	3,148		669	12,030
EASTMAN CHEMICAL COMPANY (EMN)		345	20,349	90	5,304		435	25,653
INTERNATIONAL FLAVORS & FRAGRANCES, INC.		451	17,815	129	5,099		580	22,914
LUBRIZOL CORPORATION		441	17,918	145	5,877		586	23,795
LYONDELL CHEMICAL COMPANY		—	—	100	2,781		100	2,781
NALCO HOLDING CO (a)		637	11,989	200	3,766		837	15,755
ROHM & HAAS COMPANY		380	18,235	125	5,995		505	24,230
AIR PRODUCTS & CHEMICALS INC		324	20,500	—	—		324	20,500
AGRIUM INC COM		756	13,788	—	—		756	13,788
ENGELHARD CORPORATION		440	13,201	—	—		440	13,201
PPG INDUSTRIES INC		211	15,069	—	—		211	15,069
CELANESE PFD STOCK (a)		68	1,890	—	—		68	1,890

Chemicals Total	8.0%		159,635		36,487			196,123

Construction Materials
MARTIN MARIETTA MATERIALS INC		251	14,058	138	7,695		389	21,753

Construction Materials Total	0.9%		14,058		7,695			21,753

Containers & Packaging
BEMIS COMPANY		423	13,161	155	4,811		578	17,972
CROWN HLDGS INC COM (a)		839	13,050	273	4,248		1,112	17,298
SMURFIT-STONE CONTAINER CORP (a)		—	—	346	5,357		346	5,357
TEMPLE-INLAND, INC		—	—	33	2,400		33	2,400
PACKAGING CORP OF AMERICA		759	18,431	—	—		759	18,431
PACTIV CORP (a)		512	11,953	—	—		512	11,953

Containers & Packaging Total	3.0%		56,595		16,816			73,411

Metals & Mining
ARCH COAL INC.		—	—	104	4,478		104	4,478
NEWMONT MINING CORPORATION		—	—	107	4,541		107	4,541

Metals & Mining Total	0.4%		—		9,019			9,019

Paper & Forest Products
GEORGIA PACIFIC (GP.N)		636	22,565	84	2,985		720	25,549
MEADWESTVACO CORPORATION		587	18,687	—	—		587	18,687

		Columbia Mid Cap Value Fund		Nations MidCap Value Fund
		Target Fund		Acquiring Fund		Compliance	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
Paper & Forest Products Total	1.8%		41,252		2,985			44,237

MATERIALS TOTAL	14.1%		271,541		73,002			344,542

TELECOMMUNICATION SERVICES
Wireless Telecommunication Services
TELEPHONE AND DATA SYSTEMS INC		372	30,355	36	2,946		408	33,301

Wireless Telecommunication Services Total	1.4%		30,355		2,946			33,301

TELECOMMUNICATION SERVICES TOTAL	1.4%		30,355		2,946			33,301

UTILITIES
Electric Utilities
CONSOLIDATED EDISON INC.		—	—	85	3,598		85	3,598
DTE ENERGY COMPANY		—	—	99	4,507		99	4,507
EDISON INTERNATIONAL		457	15,867	140	4,847		597	20,714
ENTERGY CORPORATION		263	18,591	87	6,119		350	24,710
NSTAR		—	—	64	3,470		64	3,470
P G & E CORPORATION		543	18,520	176	6,002		719	24,521
PPL CORPORATION		248	13,406	83	4,481		331	17,887
ALLETE INC COM N		0	0	—	—		0	0
EXELON CORPORATION		511	23,464	—	—		511	23,464

Electric Utilities Total	5.0%		89,847		33,024			122,870

Multi-Utilities
CONSTELLATION ENERGY GROUP		529	27,344	163	8,401		691	35,745
PUBLIC SERVICE ENTERPRISE GP		—	—	57	3,089		57	3,089
SEMPRA ENERGY		—	—	176	7,020		176	7,020
ENERGY EAST CORPORATION		541	14,190	—	—		541	14,190

Multi-Utilities Total	2.5%		41,534		18,510			60,045

UTILITIES TOTAL	7.5%		131,381		51,534			182,915

TOTAL COMMON STOCKS (Cost of $1,789,246)	98.5%		1,818,394		589,545		—	2,407,937

INVESTMENT MANAGEMENT COMPANY
NATIONS CASH RESERVES FUND (c)		—	—		16,619			16,619

Total Investment Management Co (Cost of $16,619)	0.7%				16,619			16,619

Convertible preferred stocks
Basic Materials, Chemicals
Celanese AG				25	694			694
Financials, Insurance
Hartford Financial Services Group, Inc.				42	2,681			2,681

Total convertible preferred stocks (cost of $2,763)	0.1%	—			3,375		—	3,375

SHORT-TERM OBLIGATION
Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.45%, collateralized by a U.S. Treasury Bond maturing 05/19/05, market value of $23,306,400 (repurchase proceeds $22,846,555) (Cost of $22,845)	0.9%	22,845	22,845	—	—		22,845	22,845

		Columbia Mid Cap Value Fund		Nations MidCap Value Fund
		Target Fund		Acquiring Fund		Compliance	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
Total Investments	100.3%		1,841,239		609,539		—	2,450,778
Other Assets & Liabilities, net	-0.3%		(4,183)		(2,571)	(46)		(6,800)

Net Assets	100.0%		$1,837,056		$606,968	(46)		$2,443,978

Investments at cost			$1,343,780		$487,694			$1,831,474

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)	Cost for federal income tax purposes is $1,343,780 for the Columbia Mid Cap Value Fund, $488,823 for the Nations MidCap Value Fund, and $1,832,603 for the two funds combined.

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Pro -forma Combining
Statement of Assets & Liabilities
As of March 31, 2005 (unaudited)

	Columbia	Nations
	Mid Cap Value	MidCap Value
	Fund	Fund
	(000)	(000)	Pro Forma		Pro Forma
	Target Fund	Acquiring Fund	Adjustments		Combined
Assets:
Investments, at cost	$1,343,780	$471,075	$—		$1,814,855
Affiliated Investments, at cost	$—	$16,619	$—		$16,619

Investments, at value	1,841,239	592,920	—		2,434,159
Affiliated Investments, at value	—	16,619	—		16,619
Cash	1,436	474	—		1,910
Receivable for:
Investments sold	14,798	3,881	—		18,679
Fund shares sold	1,893	715	—		2,608
Interest	2	—	—		2
Dividend Receivable	2,304	934	—		3,238
Deferred Trustees’ compensation plan	39	—	—		39
other assets	25	1	—		26

Total Assets	1,861,736	615,544	—		2,477,280

Liabilities:
Payable for:
Investments purchased	20,502	7,614			28,116
Investments purchased on a delayed delivery basis	—	—	—		—
Fund shares repurchased	2,253	384	—		2,637
Investment advisory fee	1,040	331	—		1,371
Administration fee	—	88	—		88
Transfer agent fee	336	—	—		336
Pricing and bookkeeping fees	25	—	—		25
Trustees’ fees	—	29	—		29
Custody fee	—	5	—		5
Distribution and service fees	485	7	—		492
Other liabilities	39	118	46	(d)	203

Total Liabilities	24,680	8,576	46		33,302

Net Assets	$1,837,056	$606,968	$(46	) (d)	$2,443,978

Composition of Net Assets:
Paid-in capital	$1,179,592	$443,254	—		$1,622,846
Undistributed net investment income	1,874	347	(46	) (d)	$2,175
Accumulated net realized gain (loss)	158,130	41,522	—		$199,652
Unrealized appreciation on investments	497,459	121,845	—		619,304

Net Assets	$1,837,055	$606,968	$(46	) (d)	$2,443,977

	Columbia	Nations
	Mid Cap Value	MidCap Value
	Fund	Fund
	(000)	(000)	Pro Forma		Pro Forma
	Target Fund	Acquiring Fund	Adjustments		Combined
Investor A: (a)
Net assets	$—	$10,257,670	$726,398,327		$736,655,997
Shares outstanding	—	731,725	51,811,578	(e)	52,543,303

Net asset value per share (b)	$—	$14.02			$14.02

Maximum sales charge		5.75%			4.75%
Maximum offering price per share (c)		14.88			14.88

Investor B: (a)
Net assets	$—	$4,447,435	$327,118,418		$331,565,853
Shares outstanding	—	320,173	23,550,642	(e)	23,870,815

Net asset value and offering price per share (b)	$—	$13.89			$13.89

Investor C: (a)
Net assets	$—	$944,369	$68,249,559		$69,193,928
Shares outstanding	—	67,794	4,899,466	(e)	4,967,260

Net asset value and offering price per share (b)	$—	$13.93			$13.93

Primary A: (a)
Net assets	$—	$591,318,218	$715,242,892		$1,306,561,110
Shares outstanding	—	42,121,576	50,943,226	(e)	93,064,802

Net asset value and offering price per share (b)	—	$14.04			$14.04

Class A: (a)
Net assets	$726,399,111	$—	$(726,399,111)		$—
Shares outstanding	27,197,522	—	(27,197,522	) (e)	—

Net asset value per share (b)	$26.71	$—			$—

Maximum sales charge	5.75%
Maximum offering price per share (c)	28.34

Class B: (a)
Net assets	$327,118,758	$—	$(327,118,758)		$—
Shares outstanding	13,495,512	—	(13,495,512)		—

Net asset value, offering and redemption price per share	$24.24	$—			$—

Class C: (a)
Net assets	$68,249,631	$—	$(68,249,631)		$—
Shares outstanding	2,727,631	—	(2,727,631)		—

Net asset value, offering and redemption price per share	$25.02	$—			$—

Class Z: (a)
Net assets	$715,288,107	$—	$(715,288,107)		$—
Shares outstanding	26,479,105	—	(26,479,105)		—

Net asset value, offering and redemption price per share	$27.01	$—			$—

(a)	Class A, B, C and Z shares of Columbia Mid Cap Value Fund are exchanged for new Investor A, B, C and Primary A MidCap Value Fund shares, respectively based on the Net Asset Value per share of Nations MidCap Value Fund’s Investor A,B,C and Primary A shares, respectively at the time of the merger

(b)	Redemption price per share is equal to net assets value less any applicable contingent deferred sales charge.

(c)	On sales of $50,000 or more the offering price is reduced.

(d)	Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $46,411 to be borne by Nations Mid Cap Value, respectively.

(e)	Reflects estimated shares issued to Target fund at the time of the merger.

Pro- forma Combining
Statement of Operations
For the Twelve Months Ended March 31, 2005 (Unaudited)

	Columbia	Nations
	Mid Cap Value	MidCap Value
	Fund	Fund
	(000s)	(000s)	Pro Forma	Pro Forma
	Target Fund	Acquiring Fund	Adjustments	Combined
Investment Income:
Interest	$898	$415	$—	$1,313
Interest from affiliates	—	—	—	$—
Dividends	24,089	11,340		$35,429
Security lending	—	—	—	$—
Foreign taxes withheld	—	—	—	—

Total Investment Income	24,987	11,755	—	36,742

Expenses:
Investment advisory fee	11,835	3,472	(2,291)	13,016	(c)(e)
Administration fee	—	1,116	2,799	3,915	(c)(e)
Distribution fee:
Class B	2,496	28	—	2,524	(a)
Class C	505	6	—	511	(a)
Service fee:
Class A	1,664	22	—	1,686	(a)
Class B	803	10	—	813	(a)
Class C	162	2	—	164	(a)
Transfer agent fee:	2,468	137	(1,299)	1,306	(d)
Pricing and bookkeeping fees	433	—	(290)	143	(b)(e)
Trustees’ fees	40	27	(13)	54	(b)
Printing fees	298	88	(45)	341	(b)
Custody fees	45	40		85
Legal and Audit Fees	82	130	(29)	183	(b)
Registration and filing fees	86	45	(86)	45	(b)
Non-Recurring Costs (see Note 6)	91	—	—	91
Other expenses	98	25		123	(b)

Total Operating Expenses	21,106	5,148	(1,254)	25,000
Interest expense	—	1	—	1

Total Expenses	21,106	5,149	(1,254)	25,001
Custody earnings credit	(1)	(1)	—	(2)
Fees waived or reimbursed by investment advisor and/or administrator (see Note 3)	—	(2)	2	0
Non-recurring costs assumed by Investment Advisor (see Note 6)	(91)	—	—	(91)

Net Expenses	21,014	5,146	(1,255)	24,908

Net Investment Income	3,973	6,609	1,252	11,834

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	218,805	66,140	—	284,945
Net change in unrealized appreciation/depreciation on investments	(40,547)	27,259	—	(13,288)

Net	178,258	93,399	—	271,657

Net Increase in Net Assets from Operations	$182,231	$100,008	$1,252	$283,491

(a)	Based on the contract in effect for Columbia Mid Cap Value Fund, the target fund.

(b)	Reflects elimination of duplicate expenses achieved as a result of merging funds.

(c)	Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 6 of the notes to the financial statements.

(d)	Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.

(e)	Adjustment to realign Columbia Mid Cap Value Fund’s fee to Nation’s MidCap Value Fund’s fee structure.

NATIONS MIDCAP VALUE FUND
AND
COLUMBIA MID CAP VALUE FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS

Notes to Financial Statements
March 31, 2005
(unaudited)

Note 1. Organization

Nations MidCap Value Fund (the “Acquiring Fund”), a series of Nations Funds Trust (the “Trust”), is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Columbia Mid Cap Value Fund (“Target Fund”), a series of Columbia Funds Trust III, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Acquiring Fund seeks long-term growth of capital with income as a secondary consideration. The Target Fund seeks long-term growth by investing primarily in middle capitalization equities.

Fund Shares

The Acquiring Fund and the Target Fund each may issue an unlimited number of shares. The Acquiring Fund offers four classes of shares: Primary A, Investor A, Investor B and Investor C shares. The Target Fund also offers four classes of shares: Class A, Class B, Class C and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Fund by the Acquiring Fund as if such merger had occurred on April 1, 2004. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolios and Pro Forma Statements of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of March 31, 2005. The Pro Forma Statements of Operations of the Target Fund and Acquiring Fund has been combined to reflect twelve months ended March 31, 2005. Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the Target Fund as of March 31, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included within their respective annual shareholder reports dated March 31, 2005 and September 30, 2004 for the Acquiring Fund and the Target Fund, respectively, as well as the semi-annual shareholder reports dated September 30, 2004 and March 31, 2005 for the Acquiring Fund and the Target Fund, respectively.

Note 3. Significant Accounting Policies

Security Valuation

The Acquiring Fund and the Target Fund use the identical policy for security valuation. Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest bid and asked prices on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Fees and Compensations Paid to Affiliates

Investment Advisory Fee

BACAP, a wholly-owned subsidiary of Bank of America, N.A. (“Bank of America”), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, is the investment advisor to the Acquiring Fund. Effective December 1, 2004, BACAP

is entitled to receive an investment advisory fee, calculated daily and payable monthly, based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.65%
$500 million to $1 billion	0.60%
$1 billion to $1.5 billion	0.55%
Over $1.5 billion	0.50%

Prior to December 1, 2004, BACAP received a monthly investment advisory fee at the annual rate of 0.65% of the Fund’s average daily net assets. For the year ended March 31, 2005, the Fund’s effective investment advisory fee rate was 0.65%.

Administration Fee

BACAP Distributors, LLC (“BACAP Distributors”), a wholly-owned subsidiary of Bank of America, provides administrative and other services to the Fund. Effective December 1, 2004, BACAP Distributors is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.17% of the Fund’s average daily net assets. Prior to December 1, 2004, BACAP Distributors received a monthly administration fee at the annual rate of 0.23 of the Fund’s average daily net assets. For the year ended March 31, 2005, the Fund’s effective administration fee rate was 0.21%.

Transfer Agent Fee

PFPC Inc. serves as the transfer agent for the Fund’s shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Fund. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Fund. For the year ended March 31, 2005, Bank of America earned $15,000 in sub-transfer agent fees from the Fund for providing such services. This amount is included in ‘‘Transfer agent fees’’ in the Fund’s Statement of Operations.

Underwriting Discounts, Service and Distribution Fees

BACAP Distributors serves as the distributor of the Fund’s shares. For the year ended March 31, 2005, the Distributor has retained net underwriting discounts of $20,000 on sales of the Fund’s Investor A shares and received net CDSC fees of $0, $8,000 and $500 on Investor A, Investor B and Investor C share redemptions, respectively.

For the year ended March 31, 2005, the Fund paid brokerage commissions of $4,670 to certain affiliates of BACAP in connection with the execution of various portfolio transactions.

The Fund has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C shares of the Fund and a combined distribution and shareholder servicing plan for Investor A Shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the year ended March 31, 2005, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

	Current	Plan
	Rate	Limit
Investor A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Investor B and Investor C Shareholder Servicing Plans	0.25%	0.25%
Investor B and Investor C Distribution Plans	0.75%	0.75%

Fees Paid to Officers and Trustees

With the exception of one officer, no officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Fund for serving as Trustee or Officer of the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund’s fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund’s assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in ‘‘Trustees’ fees and expenses’’ in the Statement of operations. The liability for the deferred compensation plan is included in ‘‘Accrued Trustees’ fees and expenses’’ in the Statement of assets and liabilities.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Other

The Fund has made daily investments of cash balances in Nations Cash Reserves, another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Fund from such investments is included in its Statement of operations as “Dividend income from affiliated funds.” BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Fund. For the year ended March 31, 2005, BACAP and BACAP Distributors earned $13,000 of investment advisory Fees and $6,000 of administration fees, respectively, related to investments in affiliated funds.

A significant portion of the Fund’s Primary A shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

Expense Limits and Fee Reimbursements

BACAP and/or BACAP Distributors have agreed to waive fees and reimburse the Fund through July 31, 2005 for certain expenses to the extent that total expenses (exclusive of interest expense, shareholder servicing and distribution fees) exceed 1.25% annually of the Fund’s average daily net assets.

BACAP and/or BACAP Distributors is entitled to recover from the Fund any fees waived or expenses reimbursed by BACAP and/or BACAP Distributors during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

As of March 31, 2005, the amounts potentially recoverable by BACAP and/or BACAP Distributors pursuant to this arrangement within one year, two years and three years are $117,740, $60,263 and $21,754, respectively.

Note 5. Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of March 31, 2005. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at March 31, 2005.

	Shares of	Additional Shares	Total Shares
	Acquiring Fund	Assumed Issued	Outstanding
Class of Shares	Pre-Combination	with Merger	Post Combination
Primary A	42,121,576	50,943,226	93,064,802
Investor A	731,725	51,811,578	52,543,303
Investor B	320,173	23,550,642	23,870,815
Investor C	67,794	4,899,466	4,967,260

Note 6. Contingencies and Other Events

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the ‘‘SEC’’) (the ‘‘SEC Order’’). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (“BAS”) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. — the investment advisor to and distributor of the Columbia Funds, respectively, — to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Nations Funds and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Nations Funds or their shareholders cannot currently be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

For the fiscal year ended March 31, 2005, Bank of America Corporation has assumed $6.7 million of legal, shareholder communications, audit related, transfer agent, consulting and Trustee costs and fees incurred by the Funds impacted in connection with the regulatory and civil litigation matters discussed above. These non-recurring costs were allocated to the Funds based on their respective average nets assets for the year ended March 31, 2005. These non-recurring costs on a per Fund basis are shown in that Fund’s respective Statement of operations. Because these costs were borne by Bank of America Corporation and not any Fund, an offsetting waiver of these costs is also presented in each respective Fund’s Statement of operations as, ‘‘Costs assumed by Bank of America Corporation’’. The impact to the expense ratio of each Impacted fund is reflected in the Fund’s Financial highlights.

Pro Forma Combining Portfolio of Investments (unaudited)

		Columbia Large Company Index		Nations Large Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
COMMON STOCKS	98.4%

CONSUMER DISCRETIONARY	13.1%
Auto Components	0.2%
COOPER TIRE & RUBBER		6	103	10	177	—	15	280
DANA CORPORATION		12	152	21	264	—	33	416
DELPHI CORPORATION		45	200	77	346	—	122	546
GOODYEAR TIRE & RUBBER COMPANY (a)(b)		14	187	24	322	—	38	509
JOHNSON CONTROLS INC.		15	848	26	1,469	—	42	2,317
VISTEON CORPORATION (a)		10	59	18	102	—	28	161

Auto Components Total	0.2%		1,548		2,681			4,229

Automobiles	0.5%
FORD MOTOR COMPANY		146	1,650	252	2,855	—	398	4,505
GENERAL MOTORS CORPORATION (b)		45	1,320	78	2,284	—	123	3,603
HARLEY-DAVIDSON INCORPORATED		23	1,340	40	2,321	—	63	3,661

Automobiles Total			4,309		7,459			11,768

Distributors	0.1%
GENUINE PARTS COMPANY		14	605	24	1,045	—	38	1,649

Distributors Total			605		1,045			1,649

Hotels, Restaurants & Leisure	1.5%
CARNIVAL CORPORATION		42	2,171	73	3,759	—	114	5,930
DARDEN RESTAURANTS INC.		12	362	20	624	—	32	986
HARRAH’S ENTERTAINMENT INC		9	588	16	1,012	—	25	1,600
HILTON HOTELS CORPORATION		31	684	53	1,182	—	84	1,866
INTERNATIONAL GAME TECHNOLOGY		27	730	48	1,266	—	75	1,997
MARRIOTT INTERNATIONAL CLASS A		16	1,070	28	1,849	—	44	2,918
MCDONALD’S CORPORATION		101	3,151	175	5,451	—	276	8,602
STARBUCKS CORPORATION (a)		32	1,643	55	2,841	—	87	4,484
STARWOOD HOTELS & RESORTS WORLDWIDE INC.		17	1,015	29	1,757	—	46	2,772
WENDY’S INTERNATIONAL INC		9	355	16	612	—	25	967
YUM BRANDS INC COM		23	1,202	40	2,079	—	63	3,281

Hotels, Restaurants & Leisure Total			12,971		22,433			35,404

Household Durables	2.4%
BLACK & DECKER CORP.		6	506	11	875	—	17	1,380
CENTEX CORP		10	578	17	995	—	27	1,573
FORTUNE BRANDS INC.		12	927	20	1,607	—	31	2,534
KB HOME		3	388	6	672	—	9	1,060
LEGGETT AND PLATT INCORPORATED		15	439	26	760	—	42	1,199

		Columbia Large Company Index		Nations Large Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
MAYTAG CORPORATION (b)		6	88	11	153	—	17	241
NEWELL RUBBERMAID INC		22	480	38	830	—	60	1,311
PULTE HOMES INC		9	692	16	1,198	—	26	1,890
SNAP-ON INCORPORATED		5	146	8	254	—	13	401
STANLEY WORKS		6	272	10	471	—	16	742
WHIRLPOOL CORPORATION		5	359	9	625	—	15	984
CLOROX CO-DEL		12	768	21	1,332	—	33	2,101
COLGATE-PALMOLIVE COMPANY		42	2,181	72	3,771	—	114	5,951
KIMBERLY CLARK CORPORATION		38	2,517	66	4,351	—	105	6,869
PROCTER & GAMBLE COMPANY		201	10,632	347	18,398	—	548	29,029

Household Durables Total			20,974		36,292			57,265

Internet & Catalog Retail	0.4%
EBAY INC. (a)		96	3,588	167	6,215	—	263	9,803

Internet & Catalog Retail Total			3,588		6,215			9,803

Leisure Equipment & Products	0.2%
BRUNSWICK CORP		8	361	13	624	—	21	985
EASTMAN KODAK COMPANY		23	742	39	1,284	—	62	2,026
HASBRO, INC.		13	272	23	469	—	36	741
MATTEL INC.		33	707	57	1,223	—	90	1,930

Leisure Equipment & Products Total			2,082		3,601			5,682

Media	3.9%
CLEAR CHANNEL COMMUNICATION (b)		42	1,444	72	2,496	—	114	3,941
COMCAST CORP CLASS A (a)		176	5,942	304	10,283	—	480	16,225
WALT DISNEY COMPANY		163	4,677	282	8,095	—	445	12,772
DOW JONES & COMPANY INC. (DJ)		6	209	10	362	—	15	571
GANNETT COMPANY, INC.		20	1,582	35	2,736	—	55	4,318
INTERPUBLIC GROUP OF COMPAINES, INC. (a)		34	413	58	714	—	92	1,127
KNIGHT-RIDDER INC (b)		6	404	10	696	—	16	1,100
MCGRAW-HILL COMPANIES INC		15	1,317	26	2,286	—	41	3,603
MEREDITH CORP.		4	168	6	295	—	10	463
NEW YORK TIMES CO-CLASS A (b)		12	424	20	733	—	32	1,158
NEWS CORP INC — CL A		229	3,878	397	6,709	—	626	10,587
OMNICON GROUP INCORPORATED		15	1,310	26	2,273	—	40	3,583
TIME WARNER COMPANIES INCORPORATED (a)		366	6,416	632	11,100	—	998	17,516
TRIBUNE COMPANY		24	945	41	1,637	—	65	2,582
UNIVISION COMMUNICATIONS INC (a)		23	642	40	1,112	—	63	1,754
VIACOM INC CLASS B		136	4,723	235	8,173	—	370	12,896

Media Total			34,495		59,698			94,194

		Columbia Large Company Index		Nations Large Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
Multiline Retail	1.2%
BIG LOTS INC (a)		9	108	16	187	—	25	295
DILLARDS INC. CL A		6	151	10	260	—	15	411
DOLLAR GENERAL CORPORATION		24	526	41	908	—	65	1,434
FAMILY DOLLAR STORES		13	404	23	701	—	36	1,105
FEDERATED DEPARTMENT STORES		14	859	23	1,483	—	37	2,342
KOHLS CORPORATION (a)		26	1,337	45	2,314	—	71	3,652
MAY DEPARTMENT STORES COMPANY		23	859	40	1,489	—	63	2,348
NORDSTROM INCORPORATED		10	554	17	962	—	27	1,516
PENNEY (J.C.) COMPANY		23	1,179	39	2,043	—	62	3,222
SEARS HOLDINGS CORP (a)(b)		8	1,096	14	1,912	—	23	3,008
TARGET CORPORATION		71	3,561	123	6,165	—	194	9,726

Multiline Retail Total			10,634		18,426			29,059

Specialty Retail	2.3%
AUTONATION INC (a)		18	341	31	589	—	49	929
AUTOZONE INCORPORATED (a)		5	463	9	799	—	15	1,262
BED BATH & BEYOND INC (a)		24	881	42	1,521	—	66	2,402
BEST BUY COMPANY INC		24	1,280	41	2,223	—	65	3,503
CIRCUIT CITY STORES-CIRCUIT CITY GROUP.		15	244	26	423	—	42	667
GAP, INC.		59	1,280	101	2,212	—	160	3,492
HOME DEPOT, INC.		175	6,681	302	11,555	—	477	18,236
LIMITED BRANDS INC.COM		30	739	53	1,278	—	83	2,016
LOWE’S COMPANIES, INC.		62	3,511	106	6,073	—	168	9,584
OFFICEMAX INC		7	248	13	430	—	20	678
OFFICE DEPOT (a)		25	552	43	955	—	68	1,507
RADIOSHACK CORP.		13	309	22	533	—	34	842
SHERWIN-WILLIAMS COMPANY		10	444	17	767	—	28	1,211
STAPLES INCORPORATED		39	1,238	68	2,143	—	108	3,381
TJX COMPANIES INC.		38	943	66	1,634	—	105	2,577
TIFFANY & COMPANY		12	400	20	690	—	32	1,090
TOYS “R” US INC (a)		17	440	30	762	—	47	1,202

Specialty Retail Total			19,994		34,584			54,579

Textiles, Apparel & Luxury Goods	0.4%
COACH INC (a)		15	861	26	1,489	—	42	2,350
JONES APPAREL GROUP INC		10	325	17	563	—	27	887
LIZ CLAIBORNE INCORPORATED		9	345	15	601	—	24	946
NIKE INCORPORATED, CLASS-B		18	1,525	32	2,639	—	50	4,163
REEBOK INTERNATIONAL LTD		5	199	8	340	—	12	539
VF CORP		8	473	14	815	—	22	1,288

Textiles, Apparel & Luxury Goods Total			3,728		6,446			10,174

CONSUMER DISCRETIONARY TOTAL			114,927		198,880			313,807

		Columbia Large Company Index		Nations Large Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
CONSUMER STAPLES	8.3%

Beverages	2.2%
ANHEUSER-BUSCH COS INC		62	2,929	107	5,067	—	169	7,996
BROWN-FORMAN CORP -CL B		7	394	12	680	—	20	1,074
COCA-COLA COMPANY		180	7,509	312	12,988	—	492	20,496
COCA-COLA ENTERPRISES		28	577	49	996	—	77	1,573
MOLSON COORS BREWING CO CL B		6	494	11	855	—	17	1,349
PEPSI BOTTLING GROUP INC		16	437	27	755	—	43	1,192
PEPSICO INCORPORATED		134	7,080	231	12,247	—	364	19,327

Beverages Total			19,419		33,588			53,007

Food & Staples Retailing	2.8%
ALBERTSON’S INC (b)		29	605	51	1,046	—	80	1,651
CVS CORPORATION		32	1,673	55	2,895	—	87	4,569
COSTCO WHOLESALE CORPORATION.		38	1,661	65	2,873	—	103	4,534
KROGER COMPANY (a)		58	933	101	1,615	—	159	2,548
SAFEWAY INC (a)		36	660	62	1,141	—	97	1,801
SUPERVALU INCORPORATED		11	357	19	619	—	29	975
SYSCO CORPORATION		51	1,815	88	3,137	—	138	4,952
WAL-MART STORES, INC		270	13,505	466	23,364	—	736	36,868
WALGREEN CO		81	3,607	141	6,243	—	222	9,850

Food & Staples Retailing Total			24,816		42,933			67,748

Food Products	1.2%
ARCHER-DANIELS-MIDLAND CO		50	1,219	86	2,109	—	135	3,328
CAMPBELL SOUP CO		26	752	45	1,302	—	71	2,053
CONAGRA INC		41	1,108	71	1,917	—	112	3,025
GENERAL MILLS INC.		29	1,425	50	2,470	—	79	3,895
HEINZ (H.J.) COMPANY		28	1,024	48	1,775	—	76	2,799
HERSHEY FOODS CORPORATION		17	1,052	30	1,821	—	48	2,873
KELLOGG COMPANY		28	1,207	48	2,090	—	76	3,297
MCCORMICK & COMPANY, INC.		11	372	19	643	—	29	1,015
SARA LEE CORPORATION		63	1,392	109	2,407	—	171	3,798
WRIGLEY (WM.) JR COMPANY		16	1,023	27	1,767	—	43	2,790

Food Products Total			10,574		18,300			28,874

Personal Products	0.7%
ALBERTO-CULVER CO		7	321	12	557	—	18	878
AVON PRODUCTS, INC.		38	1,610	65	2,788	—	102	4,398
GILLETTE COMPANY		79	3,978	136	6,887	—	215	10,865

Personal Products Total			5,909		10,232			16,140

		Columbia Large Company Index		Nations Large Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
Tobacco	1.4%
ALTRIA GROUP INC		165	10,757	285	18,612	—	449	29,368
REYNOLDS AMERICAN INC.		9	749	16	1,289	—	25	2,039
UST INC		13	677	23	1,176	—	36	1,853

Tobacco Total			12,183		21,077			33,261

CONSUMER STAPLES TOTAL			72,901		126,130			199,030

ENERGY	8.6%
Energy Equipment & Services	1.2%
NABORS INDUSTRIES LTD. (a)		11	668	19	1,152	—	31	1,820
NOBLE CORPORATION (a)		11	607	19	1,051	—	30	1,658
TRANSOCEAN INC (a)		26	1,312	44	2,272	—	70	3,584
B.J. SERVICES COMPANY		13	669	22	1,162	—	35	1,831
BAKER HUGHES INC		27	1,197	47	2,069	—	73	3,266
HALLIBURTON COMPANY		40	1,734	69	3,000	—	109	4,735
NATIONAL OILWELL VARCO INC (a)		13	621	23	1,079	—	36	1,700
ROWAN COMPANIES INCORPORATED (a)		9	254	15	442	—	23	697
SHLUMBERGER LTD		47	3,306	81	5,721	—	128	9,027

Energy Equipment & Services Total			10,369		17,948			28,317

Oil, Gas & Consumable Fuels	7.5%
AMERADA HESS CORP		7	654	12	1,126	—	19	1,780
ANADARKO PETROLEUM CORP.		19	1,431	33	2,481	—	51	3,912
APACHE CORPORATION		26	1,592	45	2,753	—	71	4,345
ASHLAND INC		5	358	9	614	—	14	972
BURLINGTON RESOURCES INC		31	1,542	53	2,667	—	84	4,210
CHEVRONTEXACO CORPORATION.		167	9,761	290	16,885	—	457	26,646
CONOCOPHILLIPS		55	5,964	96	10,323	—	151	16,287
DEVON ENERGY CORPORATION		38	1,819	66	3,152	—	104	4,971
EOG RESOURCES INC.		19	926	33	1,601	—	52	2,527
EL PASO CORPORATION		51	542	89	936	—	140	1,478
EXXON MOBIL CORPORATION		508	30,271	879	52,371	—	1,387	82,641
KERR-MGEE CORPORATION		13	1,018	22	1,759	—	35	2,777
KINDER MORGAN INC KANS		9	659	15	1,141	—	24	1,800
MARATHON OIL CORP		28	1,295	48	2,240	—	75	3,535
OCCIDENTAL PETROLEUM CORP		32	2,249	55	3,888	—	86	6,137
SUNOCO INC		6	569	10	983	—	15	1,553
UNOCAL CORPORATION		22	1,326	37	2,298	—	59	3,624
VALERO ENERGY CORP		20	1,495	35	2,590	—	56	4,085
WILLIAMS COMPANIES, INC.		45	854	78	1,475	—	124	2,329
XTO ENERGY INC		28	905	48	1,569	—	75	2,474

Oil, Gas & Consumable Fuels Total			65,230		112,852			178,081

		Columbia Large Company Index		Nations Large Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
ENERGY TOTAL			75,599		130,800			206,399

FINANCIALS	19.5%
Capital Markets	2.8%
BANK OF NEW YORK CO INC		62	1,798	107	3,111	—	169	4,909
BEAR STEARNS COMPANY INCORPORATED		9	899	16	1,561	—	25	2,460
E*TRADE GROUP INC (a)		30	354	51	612	—	81	966
FEDERATED INVESTORS INC		8	215	13	369	—	21	585
FRANKLIN RESOURCES INC		16	1,078	27	1,867	—	43	2,945
GOLDMAN SACHS GROUP INC		36	3,916	62	6,773	—	97	10,688
JANUS CAPITAL GROUP INC		19	262	33	453	—	51	716
LEHMAN BROTHERS HOLDING INCORPORATE		22	2,072	38	3,580	—	60	5,652
MELLON FINANCIAL CORPORATION.		34	962	58	1,663	—	92	2,625
MERRILL LYNCH & CO		74	4,188	128	7,249	—	202	11,437
MORGAN STANLEY		89	5,067	153	8,764	—	242	13,830
NORTHERN TRUST CORPORATION		16	704	28	1,215	—	44	1,919
T ROWE PRICE GROUP INC		10	582	17	1,009	—	27	1,591
SCHWAB (CHARLES) CORP		91	960	158	1,656	—	249	2,615
STATE STREET CORPORATION.		27	1,159	46	2,007	—	72	3,165

Capital Markets Total			24,214		41,889			66,104

Commercial Banks	5.7%
AMSOUTH BANCORPORATION		28	732	49	1,268	—	77	2,000
BB & T CORPORATION		44	1,704	75	2,950	—	119	4,653
BANK OF AMERICA CORP (c)		322	14,218	558	24,601	—	880	38,819
COMERICA INCORPORATED		14	744	23	1,288	—	37	2,031
COMPASS BANCSHARES, INC.		10	445	17	772	—	27	1,217
FIFTH THIRD BANCORP		41	1,779	72	3,074	—	113	4,854
FIRST HORIZON NATIONAL CORPORATION		10	400	17	691	—	27	1,091
HUNTINGTON BANCSHARES INC		18	440	32	764	—	50	1,203
KEYCORP		32	1,048	56	1,815	—	88	2,863
M&T BANK CORPORATION		8	796	14	1,378	—	21	2,174
MARSHALL & ILSLEY CORP.		17	689	29	1,195	—	45	1,884
NATIONAL CITY CORPORATION		47	1,585	81	2,727	—	129	4,311
NORTH FOLK		37	1,037	65	1,796	—	102	2,833
PNC FINANCIAL SERVICES GROUP		23	1,158	39	2,000	—	61	3,158
Regions Financial Corp		37	1,199	64	2,071	—	101	3,270
SUNTRUST BANKS INCORPORATED		27	1,946	47	3,358	—	74	5,304
SYNOVUS FINANCIAL CORPORATION		25	688	43	1,192	—	67	1,880
US BANCORP		147	4,248	255	7,349	—	402	11,597
WACHOVIA CORP		126	6,420	218	11,109	—	344	17,528
WELLS FARGO & COMPANY (NEW)		135	8,067	233	13,953	—	368	22,020
ZIONS BANCORPORATION		7	490	12	856	—	20	1,346

		Columbia Large Company Index		Nations Large Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
Commercial Banks Total			49,832		86,205			136,037

Consumer Finance	1.2%
AMERICAN EXPRESS COMPANY		93	4,793	161	8,287	—	255	13,080
CAPITAL ONE FINANCIAL CORPORATION		20	1,473	34	2,540	—	54	4,013
MBNA CORPORATION		102	2,494	176	4,316	—	277	6,810
PROVIDIAN FINANCIAL CORP (a)		23	400	40	693	—	64	1,093
SLM CORP		34	1,705	59	2,946	—	93	4,650

Consumer Finance Total			10,864		18,782			29,647

Diversified Financial Services	3.5%
CIT GROUP INC		17	638	29	1,102	—	46	1,740
CITIGROUP INC.		416	18,677	719	32,313	—	1,135	50,990
JPMORGAN CHASE & CO.		283	9,781	489	16,920	—	772	26,701
MOODY’S CORPORATION		11	881	19	1,528	—	30	2,410
THE PRINCIPAL FINANCIAL GROUP		24	916	41	1,588	—	65	2,504

Diversified Financial Services Total			30,894		53,451			84,345

Insurance	4.1%
ACE LIMITED		23	933	39	1,616	—	62	2,548
XL CAPITAL LIMITED - CLASS A		11	803	19	1,386	—	30	2,189
AFLAC INCORPORATED		40	1,487	69	2,575	—	109	4,061
ALLSTATE CORPORATION		54	2,919	93	5,051	—	147	7,970
AMBAC FINANCIAL GROUP, INC.		9	643	15	1,118	—	24	1,760
AMERICAN INTERNATIONAL GROUP		207	11,481	358	19,858	—	566	31,339
AON CORPORATION		25	576	44	995	—	69	1,570
CHUBB CORP		15	1,205	26	2,087	—	42	3,292
CINCINNATI FINANCIAL CORPORATION		13	549	22	955	—	35	1,505
HARTFORD FINANCIAL SERVICES GROUP.		24	1,611	41	2,787	—	64	4,398
JEFFERSON-PILOT CORP		11	535	19	922	—	30	1,457
LINCOLN NATIONAL CORPORATION		14	627	24	1,084	—	38	1,712
LOEWS CORPORATION		13	934	22	1,616	—	35	2,550
MBIA INC (b)		11	586	19	1,010	—	31	1,596
MARSH & MCLENNAN COS		42	1,281	73	2,215	—	115	3,496
METLIFE INC		58	2,280	101	3,943	—	159	6,223
PROGRESSIVE CORPORATION		16	1,459	28	2,528	—	43	3,987
PRUDENTIAL FINANCIAL, INC.		42	2,394	72	4,140	—	114	6,534
SAFECO CORPORATION		10	492	18	855	—	28	1,347
ST. PAUL TRAVELERS COS INC		53	1,954	92	3,383	—	145	5,337
TORCHMARK CORP		9	449	15	778	—	24	1,227
UNUMPROVIDENT CORPORATION (b)		24	403	41	697	—	65	1,100

Insurance Total			35,600		61,598			97,197

		Columbia Large Company Index		Nations Large Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
Thrifts & Mortgage Finance	1.6%
COUNTRYWIDE FINANCIAL CORP		46	1,500	80	2,593	—	126	4,093
FEDERAL HOME LOAN MORTGAGE CORPORATION		55	3,457	95	5,985	—	149	9,442
FANNIE MAE		77	4,193	133	7,251	—	210	11,444
GOLDEN WEST FINANCIAL CORPORATION		23	1,361	39	2,353	—	61	3,715
MGIC INVESTMENT CORPORATION		8	475	13	819	—	21	1,294
SOVREIGN BANCORP, INC.		30	660	52	1,142	—	81	1,802
WASHINGTON MUTUAL INC.		70	2,745	120	4,747	—	190	7,492

Thrifts & Mortgage Finance Total			14,391		24,891			39,282

Real Estate	0.5%
APARTMENT INVESTMENT & MANAGMENT COMPANY		8	283	13	491	—	21	774
ARCHSTONE-SMITH TRUST		16	542	28	938	—	43	1,480
EQUITY OFFICE PROPERTIES TRUST		32	967	55	1,671	—	88	2,638
EQUITY RESIDENTIAL PROPS TR		23	725	39	1,255	—	61	1,979
PLUM CREEK TIMBER CO INC		15	521	25	903	—	40	1,424
PROLOGIS		15	542	25	940	—	40	1,481
SIMON PROPERTY GROUP		18	1,066	30	1,846	—	48	2,912

Real Estate Total			4,646		8,043			12,689

FINANCIALS TOTAL			170,442		294,859			465,301

HEALTH CARE	12.8%
Biotechnology	1.2%
AMGEN INCORPORATED (a)		100	5,798	172	10,036	—	272	15,834
APPLERA CORP-APPLIED BIOSYS		16	308	27	533	—	43	841
BIOGEN IDEC INCORPORATED (a)		27	915	46	1,582	—	72	2,497
CHIRON CORPORATION (a)(b)		12	410	20	713	—	32	1,123
GENZYME CORP-GENERAL DIVISION (a)		20	1,128	34	1,955	—	54	3,082
GILEAD SCIENCES, INC. (a)		34	1,232	60	2,132	—	94	3,363
MEDIMMUNE INC. (a)		20	471	34	814	—	54	1,286

Biotechnology Total			10,261		17,766			28,027

Health Care Equipment & Supplies	2.2%
BARD (C.R.) INC		8	565	14	982	—	23	1,547
BAUSCH & LOMB INCORPORATED		4	315	7	539	—	12	854
BAXTER INTERNATIONAL INC.		49	1,675	85	2,898	—	135	4,573
BECTON DICKINSON & CO.		20	1,174	35	2,036	—	55	3,210
BIOMET INC		20	730	35	1,261	—	55	1,991
BOSTON SCIENTIFIC CORPORATION (a)		61	1,772	105	3,062	—	165	4,834
FISHER SCIENTIFIC INTERNATIONAL INC. (a)		9	529	16	918	—	25	1,447
GUIDANT CORPORATION		26	1,899	44	3,281	—	70	5,180
HOSPIRA INC (a)		12	400	21	692	—	34	1,092
MEDTRONIC INCORPORATED		96	4,901	166	8,481	—	263	13,382

		Columbia Large Company Index		Nations Large Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
MILLIPORE CORPORATION (a)		4	174	7	296	—	11	470
PERKINELMER INC.		10	212	18	368	—	28	580
ST JUDE MEDICAL INC (a)		29	1,033	50	1,789	—	78	2,822
STRYKER CORPORATION		30	1,329	52	2,300	—	81	3,629
THERMO ELECTRON CORP (a)		13	321	22	557	—	35	878
WATERS CORPORATION (a)		10	344	17	595	—	26	939
ZIMMER HOLDINGS INC (a)		20	1,525	34	2,644	—	54	4,169

Health Care Equipment & Supplies Total			18,900		32,698			51,598

Health Care Providers & Services	2.5%
AETNA US HEALTHCARE-WI		23	1,754	41	3,035	—	64	4,789
AMERISOURCEBERGEN CORPORATION		9	504	15	874	—	24	1,378
CIGNA CORP		11	938	18	1,619	—	29	2,556
CARDINAL HEALTH		35	1,925	60	3,328	—	94	5,254
CAREMARK RX, INC. (a)		36	1,444	63	2,502	—	99	3,946
EXPRESS SCRIPTS INC (a)		6	532	10	913	—	17	1,445
HCA INC		33	1,752	57	3,041	—	89	4,793
HEALTH MANAGEMENT ASSOCIATES INC.-CLASS A (b)		19	508	34	880	—	53	1,388
HUMANA INC. (a)		13	409	22	707	—	35	1,116
IMS HEALTH INC.		18	449	32	779	—	50	1,228
LABORATORY CRP OF AMER HLDGS (a)		11	516	19	897	—	29	1,412
HCR MANOR CARE INC		7	251	12	431	—	19	682
MCKESSON CORPORATION		24	887	41	1,533	—	64	2,420
MEDCO HEALTH SOLUTIONS INC (a)		22	1,086	38	1,879	—	60	2,965
QUEST DIAGNOSTICS INC		7	767	13	1,322	—	20	2,089
TENET HEALTHCARE CORPORATION (a)(b)		37	429	64	743	—	102	1,172
UNITEDHEALTH GROUP INCORPORATED.		51	4,864	88	8,417	—	139	13,282
WELLPOINT INC (a)		24	3,046	42	5,258	—	66	8,304

Health Care Providers & Services Total			22,060		38,159			60,219

Pharmaceuticals	6.9%
ABBOTT LABORATORIES		124	5,781	214	9,999	—	338	15,780
ALLERGAN INC		11	729	18	1,261	—	29	1,990
BRISTOL-MYERS SQUIBB CO.		155	3,956	269	6,846	—	424	10,802
FOREST LABORATORIES, INC. (a)		28	1,031	48	1,787	—	76	2,817
JOHNSON & JOHNSON		237	15,883	409	27,484	—	646	43,367
KING PHARMACEUTICALS INC (a)		19	160	33	277	—	52	436
LILLY (ELI) COMPANY		90	4,694	156	8,118	—	246	12,813
MERCK & COMPANY		176	5,684	304	9,836	—	479	15,521
MYLAN LABORATORIES INCORPORATED (b)		21	379	37	656	—	58	1,035
PFIZER INC		593	15,589	1,027	26,970	—	1,620	42,558
SCHERING-PLOUGH		117	2,129	203	3,684	—	320	5,813
WATSON PHARMACEUTICAL INCORPORATED		9	267	15	463	—	24	731

		Columbia Large Company Index		Nations Large Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
WYETH		106	4,484	184	7,757	—	290	12,241

Pharmaceuticals Total			60,767		105,137			165,904

HEALTH CARE TOTAL			111,988		193,760			305,747

INDUSTRIALS	11.7%
Aerospace & Defense	2.2%
BOEING COMPANY		66	3,870	115	6,695	—	181	10,565
GENERAL DYNAMICS CORP		16	1,702	28	2,944	—	43	4,646
GOODRICH CORPORATION		10	368	17	632	—	26	999
HONEYWELL INTERNATIONAL INC.		68	2,519	117	4,355	—	185	6,874
L-3 COMMUNICATIONS HLDGS		9	653	16	1,122	—	25	1,776
LOCKHEED MARTIN		32	1,948	55	3,369	—	87	5,317
NORTHROP GRUMMAN CORP		29	1,549	50	2,675	—	78	4,224
RAYTHEON COMPANY		36	1,393	62	2,411	—	98	3,804
ROCKWELL COLLINS		14	676	25	1,168	—	39	1,844
UNITED TECHNOLOGIES CORPORATION		41	4,138	70	7,162	—	111	11,300

Aerospace & Defense Total			18,816		32,533			51,348

Air Freight & Logistics	1.0%
FEDEX CORPORATION		24	2,255	42	3,899	—	66	6,154
RYDER SYSTEM INCORPORATED		5	213	9	367	—	14	580
UNITED PARCEL SERVICE, INC.		89	6,474	154	11,200	—	243	17,674

Air Freight & Logistics Total			8,941		15,466			24,407

Airlines	0.1%
DELTA AIR LINES, INC. (a)(b)		11	45	19	78	—	30	123
SOUTHWEST AIRLINES		59	834	101	1,445	—	160	2,279

Airlines Total			879		1,522			2,402

Building Products	0.2%
AMERICAN STANDARD COMPANIES, INC. (a)		14	665	25	1,152	—	39	1,816
MASCO CORPORATION		36	1,234	62	2,138	—	97	3,373

Building Products Total			1,899		3,290			5,189

Commercial Services & Supplies	0.9%
ALLIED WASTE INDUSTRIES INC. (a)(b)		22	158	38	275	—	59	433
APOLLO GROUP INC CLASS A (a)		13	978	23	1,685	—	36	2,662
AVERY-DENNISON CORP		8	502	14	867	—	22	1,369
BLOCK H & R INC		13	663	23	1,148	—	36	1,811
CENDANT CORPORATION (CD.N)		84	1,723	145	2,982	—	229	4,705
CINTAS CORPORATION		12	492	21	849	—	32	1,341
DONNELLEY ( R R) & SONS		17	541	30	938	—	47	1,479
EQUIFAX INC		11	328	19	570	—	29	898

		Columbia Large Company Index		Nations Large Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
MONSTER WORLDWIDE INC (a)		10	269	17	465	—	26	734
PITNEY-BOWES INC		18	830	32	1,431	—	50	2,262
ROBERT HALF INTERNATIONAL INC		13	345	22	596	—	35	941
WASTE MANAGEMENT INC (NEW)		45	1,304	78	2,256	—	123	3,560

Commercial Services & Supplies Total			8,132		14,063			22,195

Construction & Engineering	0.0%
FLUOR CORPORATION (NEW)		7	377	12	653	—	19	1,030

Construction & Engineering Total			377		653			1,030

Electrical Equipment	0.4%
COOPER INDUSTRIES INC. CLASS - A		7	529	13	910	—	20	1,439
AMERICAN POWER CONVERSION		14	373	25	646	—	39	1,020
EMERSON ELECTRIC COMPANY (EMR)		33	2,169	58	3,748	—	91	5,917
ROCKWELL AUTOMATION INC		14	787	24	1,366	—	38	2,154

Electrical Equipment Total			3,859		6,671			10,529

Industrial Conglomerates	4.8%
GENERAL ELECTRIC COMPANY (d)		843	30,399	1,459	52,595	—	2,302	82,994
TEXTRON, INC.		11	806	19	1,386	—	29	2,192
3M CO		61	5,261	106	9,105	—	168	14,366
TYCO INTERNATIONAL LTD.		160	5,411	277	9,365	—	437	14,777

Industrial Conglomerates Total			41,877		72,451			114,328

Machinery	1.4%
INGERSOLL-RAND CO-CLASS A		14	1,099	24	1,898	—	38	2,997
CATERPILLAR INC		27	2,496	47	4,311	—	74	6,808
CUMMINS INC		3	239	6	415	—	9	654
DANAHER CORP.		22	1,170	38	2,022	—	60	3,191
DEERE & COMPANY		20	1,316	34	2,279	—	54	3,595
DOVER CORPORATION		16	612	28	1,058	—	44	1,670
EATON CORPORATION		12	798	21	1,373	—	33	2,171
ITT INDUSTRIES INCORPORATED		7	659	13	1,148	—	20	1,807
ILLINOIS TOOL WORKS, INC.		22	1,961	38	3,386	—	60	5,347
NAVISTAR INTERNATIONAL (a)		5	189	9	329	—	14	519
PACCAR INC		14	999	24	1,734	—	38	2,733
PALL CORP		10	268	17	462	—	27	731
PARKER-HANNIFIN CORP		10	585	17	1,010	—	26	1,595

Machinery Total			12,391		21,426			33,818

Road & Rail	0.6%
BURLINGTON NORTHERN SANTA FE		30	1,623	52	2,810	—	82	4,433
CSX CORPORATION		17	716	30	1,236	—	47	1,952

		Columbia Large Company Index		Nations Large Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
NORFOLK SOUTHERN CORP		32	1,178	55	2,040	—	87	3,218
UNION PACIFIC CORPORATION		21	1,450	36	2,500	—	57	3,950

Road & Rail Total			4,968		8,586			13,553

Trading Companies & Distributors	0.0%
GRAINGER (W.W) INC.		7	411	11	715	—	18	1,126

Trading Companies & Distributors Total			411		715			1,126

INDUSTRIALS TOTAL			102,550		177,375			279,925

INFORMATION TECHNOLOGY	14.9%
Communications Equipment	2.4%
ADC TELECOMMUNICATIONS INC. (a)		65	128	112	222	—	176	350
ANDREW CORP (a)		13	150	22	259	—	35	409
AVAYA INC. (a)		38	446	66	772	—	104	1,218
CIENA CORPORATION (a)		46	78	79	135	—	124	214
CISCO SYSTEMS, INCORPORATED (a)		514	9,197	890	15,913	—	1,404	25,110
COMVERSE TECHNOLOGY INC. (a)		16	396	27	685	—	43	1,081
CORNING INC (a)		112	1,248	194	2,159	—	306	3,406
JDS UNIPHASE CORP. (a)		115	192	199	332	—	314	524
LUCENT TECHNOLOGIES INC (a)		352	969	610	1,677	—	962	2,646
MOTOROLA INCORPORATED		195	2,919	337	5,050	—	532	7,969
QUALCOMM INCORPORATED		131	4,797	226	8,299	—	357	13,097
SCIENTIFIC-ATLANTA INC		12	341	21	590	—	33	931
TELLABS INCORPORATED (a)		37	268	64	464	—	100	732

Communications Equipment Total			21,131		36,558			57,688

Computers & Peripherals	3.8%
APPLE COMPUTER INC (a)		65	2,709	112	4,686	—	177	7,394
DELL INC. (a)		196	7,515	338	13,000	—	534	20,515
EMC CORPORATION (a)		191	2,357	331	4,078	—	522	6,435
GATEWAY INC. (a)		24	96	41	166	—	65	262
HEWLETT-PACKARD COMPANY		230	5,053	398	8,741	—	629	13,794
INTERNATIONAL BUSINESS MACHINES		130	11,870	225	20,533	—	355	32,403
LEXMARK INTERNATIONAL, INC. (a)		10	808	17	1,389	—	27	2,197
NCR CORPORATION (a)		15	499	26	864	—	40	1,363
NETWORK APPLIANCE, INC (a)		29	805	50	1,393	—	79	2,198
QLOGIC CORPORATION (a)		7	296	13	512	—	20	808
SEAGATE TECHNOLOGY ESCROW POS (a) (c)		19	0	—	—	—	19	0
SUN MICROSYSTEMS INCORPORATED (a)		269	1,086	465	1,878	—	734	2,963

Computers & Peripherals Total			33,093		57,241			90,333

Electronic Equipment & Instruments	0.3%
AGILENT TECHNOLOGIES INC (a)		34	764	60	1,321	—	94	2,085

		Columbia Large Company Index		Nations Large Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
JABIL CIRCUIT INC. (a)		15	416	25	719	—	40	1,136
MOLEX INC		13	351	23	608	—	36	959
SANMINA CORP.(a)		42	217	72	376	—	114	593
SOLECTRON CORP. (a)		77	268	134	464	—	211	732
SYMBOL TECHNOLOGIES INCORPORATED		19	280	33	484	—	53	764
TEKTRONIX INC		7	174	12	301	—	19	475

Electronic Equipment & Instruments Total			2,470		4,274			6,744

Internet Software & Services	0.4%
YAHOO! INC		104	3,515	180	6,085	—	283	9,600

Internet Software & Services Total			3,515		6,085			9,600

IT Services	1.1%
AFFILIATED COMPUTER SVCS-A (a)		10	538	17	926	—	28	1,464
AUTOMATIC DATA PROCESSING		46	2,086	80	3,606	—	127	5,692
COMPUTER SCIENCES CORPORATION (a)		15	697	26	1,204	—	41	1,900
CONVERGYS CORPORATION (a)		11	169	20	292	—	31	460
ELECTRONIC DATA SYSTEMS CORP		41	852	71	1,472	—	112	2,324
FIRST DATA CORPORATION		64	2,508	110	4,339	—	174	6,847
FISERV INCORPORATED (a)		15	613	27	1,057	—	42	1,670
PAYCHEX INC		28	929	49	1,605	—	77	2,534
SABRE HOLDINGS CORP (b)		11	230	18	396	—	29	626
SUNGARD DATA SYSTEMS INC (a)		23	794	40	1,372	—	63	2,166
UNISYS CORPORATION (a)		27	189	46	328	—	73	517

IT Services Total			9,603		16,596			26,199

Office Electronics	0.1%
XEROX CORPORATION (a)		76	1,153	132	1,996	—	208	3,149

Office Electronics Total			1,153		1,996			3,149

Semiconductors & Semiconductor Equipment	3.0%
ADVANCED MICRO DEVICES (a)		31	505	54	874	—	86	1,379
ALTERA CORPORATION (a)		30	585	51	1,013	—	81	1,599
ANALOG DEVICES INC		30	1,070	51	1,851	—	81	2,921
APPLIED MICRO CIRCUITS CORP (a)		25	81	42	140	—	67	220
APPLIED MATERIALS INCORPORATED		133	2,156	229	3,729	—	362	5,885
BROADCOM CORPORATION — CL A (a)		23	691	40	1,197	—	63	1,888
FREESCALE SEMICONDUCTOR INC (a)		32	550	55	953	—	87	1,504
INTEL CORPORATION		495	11,506	857	19,905	—	1,352	31,411
KLA-TENCOR CORP.		16	718	27	1,246	—	43	1,963
LSI LOGIC CORPORATION (a)		31	171	53	296	—	84	467
LINEAR TECHNOLOGY CORPORATION		24	935	42	1,619	—	67	2,553
MAXIM INTERGRATED PRODUCTS		26	1,063	45	1,839	—	71	2,902

		Columbia Large Company Index		Nations Large Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
MICRON TECHNOLOGY INC (a)		49	505	84	873	—	133	1,378
NATIONAL SEMICONDUCTOR CORP.		28	583	49	1,008	—	77	1,591
NOVELLUS SYSTEMS INC (a)		11	297	19	515	—	30	812
NVIDIA CORP (a)		13	314	23	544	—	36	858
PMC – SIERRA INC. (a)		14	126	25	218	—	39	344
TERADYNE INCORPORATED (b)		15	225	27	390	—	42	615
TEXAS INSTRUMENTS, INC.		137	3,490	237	6,039	—	374	9,528
XILINX INCORPORATED		28	810	48	1,402	—	76	2,212

Semiconductors & Semiconductor Equipment Total			26,378		45,652			72,030

Software	3.7%
ADOBE SYSTEMS, INCORPORATED		19	1,303	33	2,247	—	53	3,550
AUTODESK INC		18	545	32	939	—	50	1,484
BMC SOFTWARE INC (a)		18	264	30	457	—	48	721
CITRIX SYSTEMS INC (a)		14	322	23	556	—	37	877
COMPUTER ASSOCIATES INTERNATIONAL INC.		43	1,152	73	1,988	—	116	3,141
COMPUWARE CORPORATION (a)		31	222	53	384	—	84	606
ELECTRONIC ARTS (ERTS.O) (a)		25	1,269	42	2,195	—	67	3,464
INTUIT, INC. (a)		15	643	26	1,116	—	40	1,760
MERCURY INTERACTIVE CORPORATION (a)		7	317	12	551	—	18	868
MICROSOFT CORP (a)		805	19,452	1,392	33,656	—	2,197	53,108
NOVELL INC (a)(b)		30	179	52	311	—	82	490
ORACLE CORPORATION (a)		357	4,460	620	7,740	—	978	12,200
PARAMETRIC TECHNOLGY CORPORATION (a)		22	120	37	208	—	59	328
SIEBEL SYSTEMS INC (a)		41	373	71	647	—	112	1,020
SYMANTEC CORPORATION (a)		56	1,203	98	2,083	—	154	3,286
VERITAS SOFTWARE CORP (a)		34	780	58	1,350	—	92	2,130

Software Total			32,605		56,426			89,031

INFORMATION TECHNOLOGY TOTAL			129,948		224,828			354,775

MATERIALS	3.2%
Chemicals	1.8%
AIR PRODUCTS & CHEMICALS INC		18	1,146	31	1,979	—	49	3,125
DOW CHEMICAL		76	3,779	131	6,539	—	207	10,318
DU PONT (E.I.) DE NEMOURS & COMPANY		79	4,063	137	7,029	—	216	11,092
EASTMAN CHEMICAL COMPANY (EMN)		6	366	11	631	—	17	997
ECOLAB INC. (ECL)		18	582	30	1,004	—	48	1,586
ENGELHARD CORPORATION (EC)		10	291	17	504	—	26	795
GREAT LAKES CHEMICAL CORP		4	132	7	227	—	11	359
HERCULES INC. (a)		9	129	15	224	—	24	353
INTERNATIONAL FLAVORS & FRAGRANCES, INC.		7	277	12	480	—	19	756
MONSANTO COMPANY		21	1,367	37	2,361	—	58	3,728
PPG INDUSTRIES INC		14	987	24	1,704	—	38	2,691

		Columbia Large Company Index		Nations Large Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
PRAXAIR INCORPORATED		26	1,230	44	2,126	—	70	3,356
ROHM & HAAS COMPANY		16	744	27	1,288	—	42	2,032
SIGMA-ALDRICH CORPORATION		6	337	9	579	—	15	916

Chemicals Total			15,429		26,675			42,103

Construction Materials	0.1%
VULCAN MATERIAL COMPANY		8	466	14	803	—	22	1,269

Construction Materials Total			466		803			1,269

Containers & Packaging	0.2%
BALL CORPORATION		9	361	15	627	—	24	988
BEMIS COMPANY		9	265	15	460	—	23	724
PACTIV CORPRATION INC. (a)		12	276	20	478	—	32	753
SEALED AIR CORP (a)		7	343	12	599	—	18	941
TEMPLE-INLAND, INC		5	334	8	570	—	12	903

Containers & Packaging Total			1,577		2,733			4,310

Metals & Mining	0.7%
ALCOA INC		69	2,106	120	3,645	—	189	5,751
ALLEGHENY TECHNOLOGIES INCORPORATED (b)		7	171	12	297	—	19	468
FREEPORT MCMORAN COPPER & GOLD INC.		14	562	25	976	—	39	1,539
NEWMONT MINING CORPORATION		35	1,491	61	2,581	—	96	4,073
NUCOR CORP		13	731	22	1,263	—	35	1,994
PHELPS DODGE CORP		8	783	13	1,356	—	21	2,139
UNITED STATES STEEL CORP (b)		9	463	16	801	—	25	1,264

Metals & Mining Total			6,308		10,920			17,228

Paper & Forest Products	0.5%
GEORGIA PACIFIC (GP.N)		21	735	36	1,269	—	56	2,003
INTERNATIONAL PAPER CO		39	1,435	67	2,481	—	106	3,915
LOUISANA-PACIFIC CORPORATION		9	221	15	383	—	24	605
MEADWESTVACO CORPORATION		16	512	28	889	—	44	1,401
WEYERHAUSER CO		19	1,322	33	2,290	—	53	3,612

Paper & Forest Products Total			4,225		7,311			11,536

MATERIALS TOTAL			28,005		48,441			76,446

TELECOMMUNICATION SERVICES	3.1%
Diversified Telecommunication Services	2.8%
A T & T CORPORATION		64	1,194	110	2,066	—	174	3,260
ALLTEL CORP		24	1,322	42	2,285	—	66	3,606
BELLSOUTH CORP		146	3,830	252	6,625	—	398	10,456
CENTURYTEL, INC.		11	351	19	608	—	29	960
CITIZENS COMMUNICATIONS CO		27	345	46	597	—	73	942

		Columbia Large Company Index		Nations Large Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
QWEST COMMUNICATIONS INTERNATIONAL INC. (a)		133	492	230	851	—	363	1,343
SBC COMMUNICATIONS INC		263	6,226	455	10,770	—	717	16,996
SPRINT CORPORATION (FON GROUP)		118	2,675	203	4,628	—	321	7,303
VERIZON COMMUNICATIONS		220	7,821	381	13,532	—	601	21,352

Diversified Telecommunication Services Total			24,257		41,961			66,218

Wireless Telecommunication Services	0.3%
NEXTEL COMMUNICATIONS, INC (a)		90	2,546	155	4,407	—	245	6,954

Wireless Telecommunication Services Total			2,546		4,407			6,954

TELECOMMUNICATION SERVICES TOTAL			26,804		46,368			73,172

UTILITIES	3.1%
Electric Utilities	2.1%
ALLEGHENY ENERGY INC (a)		11	225	19	390	—	30	616
AMEREN CORPORATION.		16	760	27	1,320	—	42	2,079
AMERICAN ELECTRIC POWER		31	1,039	53	1,798	—	83	2,836
CENTERPOINT ENERGY INC. (b)		23	277	40	479	—	63	756
CINERGY CORP		15	616	26	1,069	—	42	1,685
CONSOLIDATED EDISON INC.		19	814	33	1,407	—	53	2,221
DTE ENERGY COMPANY		14	628	24	1,090	—	38	1,718
EDISON INTERNATIONAL		26	899	45	1,557	—	71	2,456
ENTERGY CORPORATION		17	1,201	29	2,072	—	46	3,273
EXELON CORPORATION		53	2,428	92	4,199	—	144	6,627
FPL GROUP INC.		31	1,245	54	2,160	—	85	3,405
FIRSTENERGY CORPORATION		26	1,099	45	1,906	—	72	3,005
P G & E CORPORATION (b)		29	979	50	1,692	—	78	2,671
PPL CORPORATION		15	810	26	1,402	—	41	2,212
PINNACLE WEST CAPITAL CORPORATION		7	310	13	537	—	20	847
PROGRESS ENERGY INC		20	822	34	1,426	—	54	2,249
SOUTHERN COMPANY		59	1,881	102	3,254	—	161	5,135
TECO ENERGY INC		16	257	28	446	—	45	703
TXU CORPORATION		19	1,521	33	2,634	—	52	4,155
XCEL ENERGY INC		32	548	55	948	—	87	1,496

Electric Utilities Total			18,358		31,786			50,144

Gas Utilities	0.1%
KEYSPAN CORPORATION		13	499	22	863	—	35	1,362
NICOR INC		4	130	6	225	—	10	355
NISOURCE INC		22	492	37	850	—	59	1,342
PEOPLES ENERGY CORP		3	126	5	218	—	8	344

Gas Utilities Total			1,247		2,157			3,403

Multi-Utilities	0.9%

		Columbia Large Company Index		Nations Large Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
AES CORP. (a)		52	845	89	1,462	—	141	2,307
CMS ENERGY CORPORATION (a)		16	223	27	350	—	42	573
CALPINE CORPORATION (a)(b)		43	119	74	206	—	116	325
CONSTELLATION ENERGY GROUP		14	729	24	1,260	—	38	1,989
DOMINION RESOURCES INC		27	2,017	47	3,489	—	74	5,506
DUKE ENERGY CORP.		75	2,090	129	3,615	—	204	5,705
DYNEGY INC CL A (a)		26	103	46	178	—	72	281
PUBLIC SERVICE ENTERPRISE GP (b)		19	1,033	33	1,781	—	52	2,815
SEMPRA ENERGY		19	753	33	1,307	—	52	2,060

Multi-Utilities Total			7,912		13,649			21,561

UTILITIES TOTAL			27,517		47,591			75,108

TOTAL COMMON STOCKS			860,679		1,489,031			2,349,710

INVESTMENT COMPANY	2.0%
SPDR Trust Series 1		16	1,864	—	—	—	16	1,864
NATIONS CASH RESERVES FUND (e)		—	—	46,516	46,516	—	46,516	46,516

TOTAL INVESTMENT COMPANY			1,864		46,516			48,380

SHORT-TERM OBLIGATION	0.0%
Repurchase agreement with State Street Bank & Trust		1,040	1,040				1,040	1,040
Co., dated 03/31/05, due 04/01/05 at 2.45% collateralized by a U.S. Treasury Bond maturing 08/25/22 market value of $1,060,950 (repurchase proceeds $1,040,078)

TOTAL SHORT-TERM OBLIGATION			1,040		—			1,040

Total Investments	100.5%		863,583		1,535,547			2,399,130

Other Assets & Liabilities	-0.5%		1,357		(12,256)			(10,899)

Net Assets	100.0%		$864,940		$1,523,291			$2,388,231

Investments at Cost			$768,893		$1,315,648			$2,084,541

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at March 31, 2005. The aggregate cost and market value of securities on loan at March 31, 2005 is $17,657 and $16,948, respectively.

(c)	Investments in Affiliates as of March 31, 2005: Security Name: Bank of America Corp., effective April 1, 2004, the parent company of the Investment Advisor.

Shares as of 04/01/04:	173,000
Shares purchased:	76,700
Shares sold:	(6,025)
Shares acquired from merger:	70,925
Shares acquired through 2
For 1 stock split:	243,250
Shares as of 03/31/05:	557,850
Net realized gain:	18

(d)	Security pledged as collateral for open futures contracts.

(e)	Money Market mutual fund registered under the investment company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity. The portion that represents cash collateral is $17,660.

(f)	Cost for federal income tax purposes is $778,967,814 for the Columbia Large Company Index, $1,345,484 for the Nations Large Cap Index and $2,123,122 for the funds combined.

At March 31, 2005, the Fund held the following open short futures contracts:

		Value of	Market
		Contracts	Value
	Number of	When	of	Expiration	Unrealized
Type	Contracts	Opened	Contracts	Date	Depreciation

S&P500 Futures (long position)	106	32,072	31,373	Jun-05	(699)

Acronym	Name

REIT	Real Estate Investment Trust

As of 3/31/05	Market Value ($000)

Consumer Discretionary	13.1%
Health Care	12.8%
Industrials	11.7%
Energy	8.6%
Consumer Staples	8.3%
Materials	3.2%
Utilities	3.1%
Telecommunication Services	3.1%
Investment Management Company	2.0%
Other Assets & Liabilities, Net	-0.5%

100.0%

Pro -forma Combining
Statement of Assets & Liabilities
As of March 31, 2005 (unaudited)

	Columbia		Nations
	Large Company Index		Large Cap Index
	Fund		Fund	Pro Forma	Pro Forma
(in thousands)	Target Fund		Acquiring Fund	Adjustments	Combined
Assets:
Investments, at cost	$758,759		$1,269,132	$—	$2,027,891
Affiliated Investments, at cost	$10,134		$46,516	$—	$56,650

Investments, at value	849,365		1,489,031	—	2,338,396
Affiliated Investments, at value	14,218		46,516	—	60,734
Cash	412		522	—	934
Receivable for:
Investments sold	—		—	—	—
Investments sold on a delayed delivery basis	—		—		—
Fund shares sold	1,558		3,929	—	5,487
Interest	—	(e)	—	—	—
Income Receivable	1,156		2	—	1,158
Dividend Receivable			2,030		2,030
Futures variation margin	—		—	—	—
Dollar roll fee income			—	—	—
Receivable from investment administrator	—		205	—	205
Deferred Trustees’ compensation plan	5		—	—	5
Prepaid Expense	—	(e)	3	—	3

Total Assets	866,714		1,542,238	—	2,408,952

Liabilities:
Collateral on securities loaned			17,660		17,660
Payable for:					—
Payable to custodian bank	—		—		—
Income payable	—		—		—
Interest purchased	—		—		—
Investments purchased	432		—		432
Investments purchased on a delayed delivery basis	—		—	—	—
Fund shares repurchased	1,031		775	—	1,806
Distributions	—		8	—	8
Investment advisory fee	75		130	—	205
Administration fee	209		130	—	339
Transfer agent fee	—		—	—	—
Pricing and bookkeeping fees	—		—	—	—
Trustees’ fees	—	(e)	88	—	88
Audit fee	—		—	—	—
Custody fee	—		—	—	—
Distribution and service fees	20		—	—	20
Future variation margin payable	—		41	—	41
Deferred compensation plan	5		—	—	5
Other liabilities	2		115	0	117

Total Liabilities	1,774		18,947	—	20,721

Net Assets	$864,940		$1,523,291	$—	$2,388,231

Composition of Net Assets:
Paid-in capital	$757,169		$1,513,592	—	$2,270,761
Overdistributed net investment income	3,366		5,913	0	$9,279
Accumulated net realized gain (loss)	9,716		(215,414)	—	$(205,698)
Unrealized appreciation on investments	94,689		219,200	—	313,889

Net Assets	$864,940		$1,523,291	$—	$2,388,231

Investors A: (a)
Net assets	$—		$37,088	$27,531	$64,619
Shares outstanding	—		1,636	1,214	2,850

Net asset value per share (b)			$22.67		$22.67

Maximum sales charge
Maximum offering price per share ( c)

Investors B: (a)
Net assets	$—		$—	$13,027	$13,027
Shares outstanding	—		—	480 (d)	480

Net asset value, offering and redemption price per share	$—		$—		$27.11

Primary A: (a)
Net assets	$—		$1,486,203	$824,382	$2,310,585
Shares outstanding	—		65,132	36,128 (d)	101,260

Net asset value, offering and redemption price per share	$—		$22.82		$22.82

Class A: (a)
Net assets	$24,398		$—	$(24,398)	$—
Shares outstanding	896		—	(896)	—

Net asset value per share (b)	$27.22		$—		$—

Maximum sales charge	5.75%		0.00%
Maximum offering price per share ( c)	28.88		0.00

Class B: (a)
Net assets	$13,027		$—	$(13,027)	$—
Shares outstanding	480		—	(480)	—

Net asset value and offering price per share	$27.11		$—		$—

Class C: (a)
Net assets	$3,133		$—	$(3,133)	$—
Shares outstanding	115		—	(115)	—

Net asset value and offering price per share	$27.18		$—		$—

Class Z: (a)
Net assets	$824,382		$—	$(824,382)	$—
Shares outstanding	30,242		—	(30,242)	—

Net asset value and offering price per share	$27.26		$—		$—

(a)	Class A, B, C and Z shares of Columbia Large Company Index Fund are exchanged for Investor A, B, A and Primary A shares of Nations Large Cap Index Fund based on the net asset value per share of Nations Large Cap Index Fund’s Investor A, B, A and Primary A shares, respectively, at the time of the merger.

(b)	Redemption price per share is equal to net assets value less any applicable contingent deferred sales charge.

(c)	On sales of $50,000 or more the offering price is reduced.

(d)	Reflects estimated shares issued to Target fund at the time of the merger.

(e)	Amount rounds to less than $1,000.

Pro- forma Combining
Statement of Operations
As of March 31, 2005 (unaudited)

	Columbia	Nations
	Large Company Index	Large Cap Index
	Fund	Fund	Pro Forma	Pro Forma
(in thousands)	Target Fund	Acquiring Fund	Adjustments	Combined
Investment Income:
Dividends	$17,497	$25,992	$—	$43,489
Dividends from affiliates	575	1,379	—	$1,954
Securities Lending	—	14		$14
Interest	27	—	—	$27
Foreign taxes withheld	—	—	—	—

Total Investment Income	18,099	27,385	—	45,484

Expenses:
Investment advisory fee	872	1,328	—	2,200	(a)
Administration fee	1,888	1,328	(1,016)	2,200	(a)
Distribution fee:				—
Class B	85	—	—	85	(a)
Class C	19	—	(19)	—	(e)
Service fee:				—
Investor A / Class A	46	86	6	138	(e)
Class B	28	—	—	28	(a)
Class C	6	—	(6)	—	(e)
Sub-account services fee - Class Z	633		(633)	—	(d)
Transfer agent fee:	—	299	(299)	—	(d)
Trustees’ fees	23	28	(8)	43	(b)
Printing fees	—	16	(16)	—	(d)
Custody fee	—	94	(94)	—	(d)
Registration fees	—	27	(27)	—	(d)
Non-Recurring Costs (see Note 6)	45	362	—	407
Other expenses	12	205	(188)	29	(b)

Total Operating Expenses	3,657	3,773	(2,300)	5,130
Interest expense	—	—	—	—

Total Expenses	3,657	3,773	(2,300)	5,130
Fees and expenses waived or reimbursed by Investment Advisor	—	(1,465)	73	(1,392	)(c)
Fees Reimbursed by Advisor Class Z	(84)	—	84	—	(d)
Custody earnings credit	—	(1)	1	—	(d)
Non-recurring costs assumed by Investment Advisor (see Note 6)	(45)	(362)	—	(407)

Net Expenses	3,528	1,945	(2,142)	3,331

Net Investment Income	14,571	25,440	2,142	42,153

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on unaffiliated investments	44,375	(14,100)		30,275
Net realized gain on affiliated investments	1,007	18	—	1,025
Net realized gain from futures		4,338		4,338
Net realized loss on the disposal of investments in violation of restrictions (See Note 6)	—
Net change in unrealized appreciation/depreciation on investments	(7,004)	67,191	—	60,187

Net	38,378	57,447	—	95,825

Net Increase in Net Assets from Operations	$52,949	$82,887	$2,142	$137,978

(a)	Based on the contract in effect for Nations Large Cap Index Fund, the surviving fund.

(b)	Reflects elimination of duplicate expenses achieved as a result of merging funds.

(c)	Based on the expense cap of Nations Large Cap Index Fund, the Surviving Fund.

(d)	Proposed Unified fee structure for Surviving Fund

(e)	Adjustment to realign Columbia Large Company Index Fund’s fees to Nations Large Cap Index Fund’s fee structure.

NATIONS LARGECAP INDEX FUND
AND
COLUMBIA LARGE COMPANY INDEX FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS

Notes to Financial Statements
March 31, 2005
(unaudited)

Note 1. Organization

Nations LargeCap Index Fund (the “Acquiring Fund”), a series of Nations Funds Trust (the “Trust”), is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Columbia Large Company Index Fund (“Target Fund”), a series of Columbia Funds Trust V, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Acquiring Fund seeks investment results that (before fees and expenses) correspond to the total return of the S&P 500 Index. The Target Fund seeks to provide investment results that match the price and yield performance of the S&P 500 Index.

Fund Shares

The Acquiring Fund and the Target Fund each may issue an unlimited number of shares. The Acquiring Fund offers three classes of shares: Primary A, Investor A, and Investor B shares. The Target Fund offers four classes of shares: Class A, Class B, Class C, and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Fund by the Acquiring Fund as if such merger had occurred on April 1, 2005. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolio and Pro Forma Statement of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of March 31, 2005. The Pro Forma Statement of Operations of the Target Fund and Acquiring Fund has been combined to reflect twelve months ended March 31, 2005. Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the Target Fund as of March 31, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included within their respective annual shareholder reports dated March 31, 2005, as well as the semi-annual shareholder reports dated September 30, 2004.

Note 3. Significant Accounting Policies

Security Valuation

The Acquiring Fund and the Target Fund use the identical policy for security valuation. Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest bid and asked prices on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Securities Lending

Under an agreement with Bank of New York (“BNY”), the Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to the borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral. The income earned by the Fund from securities lending is included in the Statement of Operations.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Fees and Compensations Paid to Affiliates

Investment Advisory Fee

BACAP, a wholly-owned subsidiary of Bank of America, N.A. (“Bank of America”), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, is the investment advisor to the Acquiring Fund. BACAP receives a monthly investment advisory fee at the annual rate of 0.10% of the Fund’s average daily net assets.

Administration Fee

BACAP Distributors, LLC (“BACAP Distributors”), a wholly-owned subsidiary of Bank of America, provides administrative and other services to the Fund for a monthly administration fee, computed daily and paid monthly, at the annual rate of 0.10% of the Fund’s average daily net assets.

Transfer Agent Fee

PFPC Inc. serves as the transfer agent for the Fund’s shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Fund. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Fund. For the year ended March 31, 2005, Bank of America earned $17,000 in sub-transfer agent fees from the Fund for providing such services. This amount is included in ‘‘Transfer agent fees’’ in the Fund’s Statement of Operations.

Underwriting Discounts, Service and Distribution Fees

The Fund has adopted a combined shareholder servicing and distribution plan for the Investor A Shares of the Fund. The shareholder servicing plan permits the Fund to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the year ended March 31, 2005, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

	Current	Plan
	Rate	Limit
Investor A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%

Fees Paid to Officers and Trustees

With the exception of one officer, no officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Fund for serving as Trustee or Officer of the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund’s fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund’s assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in “Trustees’ fees and expenses” in the Statement of operations. The liability for the deferred compensation plan is included in “Accrued Trustees’ fees and expenses” in the Statement of assets and liabilities.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Other

The Fund has made daily investments of cash balances in Nations Cash Reserves, another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Fund from such investments is included in its Statement of Operations as “Dividend income from affiliated funds.” BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Fund. For the year ended March 31, 2005, BACAP and BACAP Distributors earned $37,000 of investment advisory Fees and $19,000 of administration fees, respectively, related to investments in affiliated funds.

A significant portion of the Fund’s Primary A shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

Expense Limits and Fee Reimbursements

BACAP and/or BACAP Distributors have contractually agreed to waive fees and reimburse the Fund through July 31, 2006 for certain expenses to the extent that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.14% annually of the Fund’s average daily net assets.

BACAP and/or BACAP Distributors is entitled to recover from the Fund any fees waived or expenses reimbursed by BACAP and/or BACAP Distributors during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

As of March 31, 2005, the amounts potentially recoverable by BACAP and/or BACAP Distributors pursuant to this arrangement within one year, two years and three years are $3,143,000, $2,494,000 and $1,465,000, respectively.

Note 5. Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of March 31, 2005. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at March 31, 2005.

	Shares of	Additional Shares	Total Shares
	Acquiring Fund	Assumed Issued	Outstanding
Class of Shares	Pre-Combination	with Merger	Post Combination
Primary A	65,132	36,128	101,260
Investor A	1,636	1,214	2,850
Investor B	0	480	480

Note 6. Contingencies and Other Events

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (“BAS”) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. — the investment advisor to and distributor of the Columbia Funds, respectively, — to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Nations Funds and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Nations Funds or their shareholders cannot currently be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

For the fiscal year ended March 31, 2005, Bank of America Corporation has assumed $6.7 million of legal, shareholder communications, audit related, transfer agent, consulting and Trustee costs and fees incurred by the Funds impacted in connection with the regulatory and civil litigation matters discussed above. These non-recurring costs were allocated to the Funds based on their respective average nets assets for the year ended March 31, 2005. These non-recurring costs on a per Fund basis are shown in that Fund’s respective Statement of operations. Because these costs were borne by Bank of America Corporation and not any Fund, an offsetting waiver of these costs is also presented in each respective Fund’s Statement of operations as, “Costs assumed by Bank of America Corporation”. The impact to the expense ratio of each impacted Fund is reflected in the Fund’s Financial highlights.

Pro forma Combining
Portfolio of Investments (Unaudited)

		Columbia Small Company Index		Nations Small Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
COMMON STOCKS	99.1%

CONSUMER DISCRETIONARY	18.0%
Auto Components	0.2%
MIDAS INC. (a)		10	231	32	731	—	42	961
STANDARD MOTOR PRODUCTS		10	119	33	380	—	43	500
SUPERIOR INDUSTRIES INTERNATIONAL INC (b)		17	438	53	1,397	—	70	1,835

Auto Components Total			788		2,508			3,296

Automobiles	0.4%
COACHMEN INDUSTRIES INCORPORATED		10	137	32	439	—	42	577
FLEETWOOD ENTERPRISES INC. (a)(b)		38	328	120	1,045	—	158	1,373
MONACO COACH CORP		20	323	64	1,027	—	84	1,350
WINNEBAGO INDUSTRIES, INC. (b)		21	651	66	2,070	—	86	2,721

Automobiles Total			1,439		4,581			6,020

Distributors	0.1%
ADVANCED MARKETING SERVICES (a)		12	70	37	223	—	49	292
BUILDING MATERIALS HLDG CORP		9	414	30	1,321	—	39	1,735

Distributors Total			483		1,544			2,027

Hotels, Restaurants & Leisure	3.9%
ARGOSY GAMING COMPANY (a)		19	877	61	2,787	—	80	3,664
AZTAR CORPORATION (a)		24	674	75	2,148	—	99	2,822
BALLY TOTAL FITNESS HOLDING CORP (a)(b)		23	80	74	256	—	97	337
CEC ENTERTAINMENT INC. (a)		25	904	79	2,875	—	103	3,779
IHOP CORP.		14	644	43	2,055	—	57	2,699
JACK IN THE BOX INC. (a)		25	920	79	2,927	—	104	3,847
LANDRY’S RESTAURANTS INC (b)		16	474	52	1,507	—	69	1,981
LONE STAR STEAKHOUSE & SALOON		13	387	43	1,237	—	56	1,624
MARCUS CORPORATION.		19	383	60	1,220	—	78	1,603
MULTIMEDIA GAMES USD 0.01 (a)(b)		19	147	61	470	—	80	618
O’CHARLEY INC (a)		15	315	46	1,004	—	61	1,320
P.F. CHANGS CHINA BISTRO INC (a)(b)		18	1,052	56	3,343	—	74	4,395
PANERA BREAD CO CL — A (a)(b)		21	1,165	66	3,703	—	86	4,867
PAPA JOHN’S INTERNATIONAL INC (a)		10	333	31	1,062	—	40	1,396
PINNACLE ENTERTAINMENT INC (a)		27	453	86	1,438	—	113	1,890
RARE HOSPITALITY INTL INC (a)		23	720	74	2,294	—	98	3,014
RYAN’S RESTAURANT GROUP INC. (a)		29	414	91	1,316	—	119	1,731
SHUFFLE MASTER INC (a)(b)		24	698	77	2,226	—	101	2,924
SONIC CORPORATION (a)		41	1,366	130	4,345	—	171	5,711
THE STEAK N SHAKE CO (a)		19	364	60	1,155	—	79	1,519
TRIARC COMPANIES, INC		37	514	118	1,637	—	156	2,152
WMS INDUSTRIES, INC.		18	501	57	1,597	—	75	2,098

Hotels, Restaurants & Leisure Total			13,387		42,604			55,991

Household Durables	3.6%
APPLICA INCORPORATED (a)		15	77	48	245	—	64	322
BASSETT FURNITURE INDS		8	148	24	471	—	31	619
CHAMPION ENTERPRISES INCORPORATED (a)		49	463	157	1,474	—	206	1,937
DEPARTMENT 56, INCORPORATED (a)		9	161	29	510	—	38	670

		Columbia Small Company Index		Nations Small Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
ENESCO GROUP INC. (a)		10	65	31	207	—	41	272
ETHAN ALLEN INTERIORS INC (b)		24	771	77	2,454	—	101	3,226
FEDDERS CORPORATION		18	51	58	162	—	77	213
INTERFACE INC (a)		33	226	106	722	—	139	948
LA-Z-BOY INCORPORATED (b)		35	493	113	1,571	—	148	2,064
LIBBEY INC		9	197	30	626	—	39	823
MDC HOLDINGS INC (b)		26	1,783	82	5,707	—	108	7,490
MERITAGE HOMES CORPORATION (a)		16	925	50	2,946	—	66	3,871
NVR, INC. (a)(c )		4	3,062	12	9,656	—	16	12,717
NATIONAL PRESTO INDUSTRIES INC		4	157	13	504	—	16	661
RUSS BERRIE & COMPANY INC		12	220	37	699	—	48	919
SKYLINE CORPORATION		5	200	17	635	—	22	835
STANDARD PACIFIC CORPORATION (b)		23	1,660	73	5,277	—	96	6,937
VIALTA INC (a)		0	0			—	0	0
RAYOVAC CORP (a)		29	1,206	92	3,844	—	121	5,050
WD-40 COMPANY		11	367	36	1,163	—	47	1,530

Household Durables Total			12,234		38,871			51,105

Internet & Catalog Retail	0.2%
INSIGHT ENTERPRISES INC (a)		34	592	107	1,884	—	141	2,476
J. JILL GROUP INC (a)		13	178	41	563	—	54	740

Internet & Catalog Retail Total			769		2,447			3,216

Leisure Equipment & Products	1.5%
ACTION PERFORMANCE COMPANIES INC (b)		13	167	40	531	—	53	697
ARCTIC CAT INC		11	292	34	925	—	45	1,218
JAKKS PACIFIC, INC. (a)(b)		18	382	57	1,217	—	75	1,600
K2 INC (a)		32	436	101	1,387	—	133	1,823
MEADE INSTRUMENTS CORP (a)		11	33	36	106	—	48	139
NAUTILUS INC (b)		21	504	68	1,604	—	89	2,108
POLARIS INDUSTRIES INC		29	2,051	93	6,531	—	122	8,582
SCP POOL CORPORATION		36	1,131	113	3,605	—	149	4,736
STURM, RUGER & COMPANY INC		17	114	52	363	—	69	477

Leisure Equipment & Products Total			5,110		16,270			21,380

Media	0.6%
ADVO INC		21	794	67	2,522	—	89	3,316
ARBITRON INC		21	909	68	2,896	—	89	3,805
4KIDS ENTERTAINMENT INC (a)(b)		9	201	29	639	—	38	840
THOMAS NELSON INC.		9	208	28	665	—	37	873

Media Total			2,113		6,722			8,834

Multiline Retail	0.3%
FRED’S INC. (b)		27	460	85	1,462	—	112	1,922
SHOPKO STORES INC		20	447	64	1,420	—	84	1,866

Multiline Retail Total			907		2,882			3,789

Specialty Retail	5.2%
AARON RENTS INCORPORATED CLASS B		30	602	96	1,915	—	126	2,517
BURLINGTON COAT FACTORY WAREHOUSE		22	617	69	1,966	—	90	2,583
CATO CORPORATION		14	455	45	1,445	—	59	1,900
THE CHILDREN’S PLACE RETAIL STORES, INC. (a)(b)		14	673	45	2,149	—	59	2,822
CHRISTOPHER & BANKS CORPORATION (a)(b)		24	428	77	1,359	—	102	1,786

		Columbia Small Company Index		Nations Small Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
COST PLUS INC/CALIFORNIA (a)		15	398	47	1,266	—	62	1,664
DRESS BARN INCORPORATED (a)		18	321	56	1,020	—	74	1,341
ELECTRONIC BOUTIQUE HOLDINGS CORP (a)(b)		12	516	38	1,646	—	50	2,161
THE FINISH LINE-CL A		31	722	99	2,299	—	131	3,021
GAMESTOP CORP USD 0.001 (a)		35	769	110	2,446	—	144	3,216
GENESCO INC (a)		15	429	48	1,370	—	63	1,799
GOODY’S FAMILY CLOTHING		18	161	57	512	—	75	673
GROUP 1 AUTOMOTIVE, INC. (a)		16	413	50	1,315	—	66	1,728
GUITAR CENTER INC (a)		17	943	55	2,999	—	72	3,942
GYMBOREE CORPORATION (a)		21	263	67	839	—	88	1,102
HANCOCK FABRICS INC.		13	97	41	307	—	54	404
HAVERTY FURNITURE COMPANIES INC		15	235	49	746	—	64	981
HIBBET SPORTING GOODS INC. (a)		16	478	51	1,523	—	67	2,001
HOT TOPIC INC (a)(b)		31	675	98	2,150	—	129	2,825
JO-ANN STORES INC. (a)		16	435	49	1,383	—	65	1,819
LINENS ‘N THINGS INC (a)(b)		31	762	98	2,426	—	128	3,188
MEN’S WEARHOUSE INC (a)(b)		23	983	74	3,136	—	98	4,120
Movie Gallery Inc		19	551	61	1,752	—	80	2,303
PEP BOYS-MANNY MOE & JACK		39	682	124	2,173	—	162	2,855
SELECT COMFORT CORP (a)		25	513	80	1,633	—	105	2,146
SONIC AUTOMOTIVE INC USD 0.01		24	552	77	1,758	—	102	2,310
STAGE STORES INC USD 0.01 (a)		12	472	39	1,505	—	52	1,977
STEIN MART INC (a)		23	520	74	1,656	—	97	2,176
TBC CORPORATION (a)		15	421	48	1,340	—	63	1,761
TOO INC. (a)		24	582	75	1,850	—	99	2,432
TRACTOR SUPPLY COMPANY (a)		24	1,048	76	3,326	—	100	4,374
ZALE CORPORATION (a)		35	1,034	111	3,287	—	145	4,321

Specialty Retail Total			17,750		56,498			74,247

Textiles, Apparel & Luxury Goods	2.0%
ASHWORTH INC (a)		9	106	30	337	—	39	443
BROWN SHOE COMPANY INC.		12	425	39	1,347	—	52	1,772
FOSSIL INC (a)		38	990	121	3,149	—	160	4,139
HAGGAR CORPORATION.		4	87	14	275	—	18	361
K-SWISS INC (b)		21	684	66	2,180	—	87	2,864
KELLWOOD COMPANY (b)		19	541	60	1,722	—	79	2,263
OSHKOSH B’GOSH INC		8	244	25	775	—	33	1,019
OXFORD INDUSTRIES INC		10	381	33	1,211	—	44	1,592
PHILLIPS-VAN HEUSEN		20	538	65	1,718	—	85	2,256
QUIKSILVER INC. (a)(b)		39	1,132	124	3,603	—	163	4,735
RUSSELL CORPORATION		22	401	71	1,276	—	93	1,678
STRIDE RITE CORPORATION		25	327	78	1,040	—	103	1,367
WOLVERINE WORLD WIDE (a)(b)		39	836	124	2,657	—	163	3,493

Textiles, Apparel & Luxury Goods Total			6,692		21,289			27,981

CONSUMER DISCRETIONARY TOTAL			61,672		196,215			257,887

CONSUMER STAPLES	3.1%
Food & Staples Retailing	1.1%
CASEY’S GENERAL STORES INC		34	613	108	1,948	—	143	2,561
GREAT ATLANTIC & PACIFIC TEA COMPANY (a)(b)		19	286	61	909	—	80	1,195
LONGS DRUG STORES, INC. (b)		22	763	71	2,426	—	93	3,189
NASH FINCH COMPANY (b)		9	327	27	1,041	—	36	1,368
PERFORMANCE FOOD GROUP CO (a)		32	880	101	2,798	—	133	3,679
UNITED NATURAL FOODS INC. (a)(b)		26	742	82	2,359	—	108	3,101

		Columbia Small Company Index		Nations Small Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
Food & Staples Retailing Total			3,610		11,482			15,092

Food Products	1.6%
AMERICAN ITALIAN PASTA COMPANY (b)		13	343	40	1,088	—	52	1,430
CORN PRODUCTS INTERNATIONAL INC. (CPO.N)		51	1,325	163	4,223	—	214	5,549
DELTA & PINE LAND COMPANY (b)		26	707	84	2,255	—	110	2,962
FLOWERS FOODS INC		27	753	85	2,401	—	112	3,154
HAIN CELESTIAL GROUP INC (a)(b)		23	421	72	1,340	—	95	1,761
J & J SNACK FOODS CORP.		5	248	17	796	—	22	1,044
LANCE, INC.		19	310	61	985	—	81	1,295
RALCORP HOLDINGS INC (a)		20	947	64	3,021	—	84	3,968
SANDERSON FARMS INC		10	449	33	1,439	—	44	1,888

Food Products Total			5,505		17,548			23,052

Personal Products	0.4%
NBTY INC (a)		42	1,041	132	3,317	—	174	4,358
NATURE’S SUNSHINE PRODUCTS INC.		9	158	29	503	—	39	661

Personal Products Total			1,199		3,820			5,019

Tobacco	0.1%
DIMON INC		31	193	98	613	—	129	806

Tobacco Total			193		613			806

CONSUMER STAPLES TOTAL			10,507		33,462			43,969

ENERGY	6.6%
Energy Equipment & Services	3.0%
ATWOOD OCEANICS INCORPORATED (a)		9	612	29	1,943	—	38	2,555
CAL DIVE INTERNATIONAL INC (a)		26	1,182	83	3,760	—	109	4,942
CARBO CERAMICS INC		10	687	31	2,189	—	41	2,876
DRIL-QUIP (a)		8	249	26	793	—	34	1,042
HYDRIL (a)		15	847	46	2,693	—	61	3,540
INPUT/OUTPUT INC (a)(b)		46	299	148	957	—	195	1,256
LONE STAR TECHNOLOGIES (a)		20	785	63	2,496	—	83	3,281
MAVERICK TUBE CORPORATION (MAVK.O) (a)(b)		29	943	92	2,997	—	121	3,940
OCEANEERING INTERNATIONAL, INC. (a)		17	653	55	2,078	—	73	2,730
OFFSHORE LOGISTICS INC. (a)		16	526	50	1,676	—	66	2,202
SEACOR HOLDINGS INC. (a)		12	791	40	2,518	—	52	3,309
TETRA TECHNOLOGIES INCORPORATED (a)(b)		15	432	48	1,378	—	64	1,810
UNIT CORP (a)		28	1,278	90	4,065	—	118	5,344
VERITAS DGC INC (a)		23	680	72	2,163	—	95	2,843
W-H ENERGY SERVICES (a)		19	452	60	1,443	—	79	1,895

Energy Equipment & Services Total			10,417		33,148			43,565

Oil Gas & Consumable Fuels	3.6%
CABOT OIL AND GAS CORPORATION (b)		22	1,213	70	3,866	—	92	5,079
CIMAREX ENERGY COMPANY (a)(b)		28	1,104	90	3,506	—	118	4,610
FRONTIER OIL CORP (b)		18	667	59	2,128	—	77	2,796
PATINA OIL & GAS CORP		48	1,936	154	6,156	—	202	8,092
PENN VIRGINIA CORP COM STK US 6.25		13	578	40	1,836	—	53	2,414
Petroleum Development Corp (a)		11	426	36	1,349	—	47	1,775
REMINGTON OIL & GAS CORP (a)		17	536	54	1,702	—	71	2,238
ST MARY LAND & EXPLORATION (b)		20	981	62	3,118	—	82	4,099
SOUTHWESTERN ENERGY COMPANY (a)		25	1,408	79	4,473	—	104	5,880

		Columbia Small Company Index		Nations Small Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
SPINNAKER EXPLORATION CO (a)		21	735	66	2,345	—	87	3,080
STONE ENERGY CORPORATION (a)		17	835	55	2,662	—	72	3,497
SWIFT ENERGY CO (a)		19	540	61	1,723	—	80	2,264
VINTAGE PETROLEUM INC.		41	1,284	130	4,090	—	171	5,373

Oil Gas & Consumable Fuels Total			12,244		38,955			51,198

ENERGY TOTAL			22,661		72,103			94,763

FINANCIALS	14.1%
Capital Markets	0.3%
INVESTMENT TECHNOLOGY GROUP INC. (a)		29	499	91	1,586	—	119	2,084
PIPER JAFFRAY COMPANIES, INC (a)		14	516	45	1,636	—	59	2,151
SWS GROUP,INC		11	175	35	555	—	46	729

Capital Markets Total			1,189		3,776			4,965

Commercial Banks	5.5%
BOSTON PRIVATE FINL HOLDINGS, INC.		19	444	60	1,416	—	78	1,860
CHITTENDEN CORPORATION		32	821	100	2,613	—	132	3,434
COMMUNITY BANK SYSTEMS, INC.		21	477	66	1,517	—	87	1,993
EAST WEST BANCORP INC		36	1,318	114	4,190	—	149	5,508
FIRST BANCORP PUERTO RICO		26	1,099	83	3,496	—	109	4,595
FIRST MIDWEST BANCORP INC		31	1,010	99	3,212	—	130	4,222
FIRST REPUBLIC BANK		16	511	50	1,633	—	66	2,145
GOLD BANC CORPORATION INC.		27	383	87	1,219	—	114	1,602
HUDSON UNITED BANCORP		31	1,075	97	3,426	—	128	4,501
IRWIN FINANCIAL CORP (b)		16	361	50	1,151	—	66	1,512
NARA BANCORP INC USD 0.001		16	222	50	708	—	66	930
PRIVATEBANCORP INC		13	402	41	1,275	—	53	1,677
PROVIDENT BANKSHARES CORPORATION		23	742	72	2,360	—	94	3,102
REPUBLIC BANCORP (b)		48	647	152	2,061	—	200	2,708
RIGGS NATIONAL CORPORATION WASHINGTON D.C. (b)		18	340	57	1,082	—	75	1,422
SOUTH FINANCIAL GROUP, INC. (b)		48	1,475	154	4,694	—	202	6,169
SOUTHWEST BANCORP OF TEXAS		48	873	151	2,778	—	199	3,652
STERLING BANCSHARES INC		31	436	98	1,386	—	128	1,822
SUSQUEHANNA BANCSHARES INC		32	770	101	2,450	—	132	3,221
TRUSTCO BANK CORP NY		51	580	161	1,846	—	211	2,427
UCBH HOLDINGS INC (b)		31	1,233	98	3,926	—	129	5,159
UMPQUA HOLDINGS CORP (b)		30	708	97	2,253	—	127	2,961
UNITED BANKSHARES INC		27	885	85	2,810	—	112	3,695
WHITNEY HOLDING CORPORATION		29	1,269	91	4,042	—	119	5,310
WINTRUST FINANCIAL CORP		15	688	47	2,194	—	61	2,882

Commercial Banks Total			18,769		59,741			78,509

Consumer Finance	0.2%
CASH AMERICA INTERNATIONAL INC.		20	436	63	1,388	—	83	1,825
REWARDS NETWORK INC (a)		14	58	45	185	—	59	243
WORLD ACCEPTANCE CORP NPV (a)		13	329	41	1,049	—	54	1,378

Consumer Finance Total			824		2,622			3,446

Diversified Financial Services	0.1%
FINANCIAL FEDERAL CORPORATION (b)		12	417	38	1,330	—	49	1,747

Diversified Financial Services Total			417		1,330			1,747

Insurance	2.4%

		Columbia Small Company Index		Nations Small Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
DELPHI FINANCIAL GROUP-CLASS A		20	869	64	2,769	—	85	3,638
HILB, ROGAL AND HAMILTON COMPANY (b)		24	874	78	2,785	—	102	3,659
INFINITY PROPERTY + CASUALTY CORP		14	438	45	1,397	—	59	1,835
LANDAMERICA FINANCIAL GROUP		12	615	39	1,956	—	51	2,572
PHILADELPHIA CONS HLDG CO (a)		14	1,062	44	3,396	—	58	4,458
PRESIDENTIAL LIFE		17	282	55	899	—	73	1,180
PROASSURANCE CORP COM (a)(b)		20	782	63	2,492	—	83	3,275
RLI CORP (b)		16	651	50	2,073	—	66	2,723
SCPIE HOLDINGS INC. (a)		7	74	21	236	—	28	310
SELECTIVE INSURANCE GROUP		19	878	61	2,797	—	80	3,675
STEWART INFO SVCS		12	461	39	1,467	—	51	1,929
UICI		27	662	87	2,110	—	114	2,772
ZENITH NATIONAL INSURANCE (b)		13	690	42	2,199	—	56	2,889

Insurance Total			8,337		26,576			34,913

Real Estate	3.2%
CAPITAL AUTOMOTIVE REIT (b)		27	907	87	2,891	—	115	3,799
COLONIAL PROPERTIES TRUST (b)		19	714	59	2,274	—	78	2,988
COMMERCIAL NET LEASE REALTY		35	651	112	2,072	—	148	2,723
CRT PPTYS INC USD 0.01		21	462	68	1,470	—	89	1,932
ENTERTAINMENT PROPERTY TRUST SHS OF		17	704	54	2,241	—	71	2,946
ESSEX PROPERTY TRUST INC		16	1,078	50	3,427	—	65	4,505
GABLES RESIDENTIAL TRUST		20	663	63	2,108	—	83	2,771
GLENBOROUGH REALTY TRUST INC		22	415	69	1,319	—	91	1,734
KILROY REALTY CORP (b)		20	798	62	2,541	—	82	3,338
LEXINGTON CORPORATE PROPERTIES TRUST (b)		33	722	105	2,299	—	138	3,021
New Century Financial Corp (b)		35	1,615	110	5,143	—	144	6,758
PARKWAY PROPERTIES		10	448	30	1,420	—	40	1,868
SHURGARD STORAGE CENTERS-A (b)		32	1,295	101	4,118	—	132	5,413
SOVRAN SELF STORAG COM STK USD0.01 (b)		11	424	34	1,351	—	45	1,775

Real Estate Total			10,897		34,676			45,573

Thrifts & Mortgage Finance	2.3%
ANCHOR BANCORP WISCONSIN INC		14	399	45	1,271	—	59	1,670
BANKATLANTIC BANCORP, INC		36	623	114	1,982	—	150	2,605
BANKUNITED FINANCIAL CORPORATION (a)		19	513	61	1,633	—	80	2,146
BROOKLINE BANCORP INC		42	624	133	1,986	—	175	2,610
COMMERCIAL FEDERAL CORPORATION		27	738	85	2,347	—	112	3,086
DIME COMMUNITY BANCSHARES		23	347	73	1,102	—	95	1,449
DOWNEY FINANCIAL CORPORATION		16	991	51	3,150	—	67	4,141
FIRSTFED FINANCIAL CORPORATION (a)		11	571	36	1,821	—	47	2,392
FLAGSTAR BANCORP, INC. (b)		32	620	101	1,971	—	133	2,590
FREMONT GENERAL CORPORATION (b)		48	1,060	153	3,371	—	202	4,431
MAF BANCORP INC.		22	901	69	2,862	—	91	3,764
STERLING FINL CORP COM STK USD1 (a)		16	553	49	1,758	—	65	2,312

Thrifts & Mortgage Finance Total			7,941		25,255			33,195

FINANCIALS TOTAL			48,374		153,975			202,349

HEALTH CARE	12.7%
Biotechnology	0.2%
ARQULE INC (a)		21	100	68	318	—	89	418
ENZO BIOCHEM INC (a)		21	296	65	940	—	86	1,236
REGENERON PHARMACEUTICALS, INC. (a)		33	166	103	527	—	136	693
SAVIENT PHARMACEUTICALS (a)		41	113	131	359	—	172	472

		Columbia Small Company Index		Nations Small Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
Biotechnology Total			675		2,145			2,820

Health Care Equipment & Supplies	6.0%
ADVANCED MEDICAL OPTICS, INC. (a)(b)		25	916	80	2,911	—	106	3,827
AMERICAN MEDICAL SYSTEMS HOLDINGS (a)		41	708	131	2,257	—	173	2,965
ANALOGIC CORPORATION		9	372	27	1,176	—	36	1,548
ARTHROCARE CORPORATION (a)		16	456	51	1,454	—	67	1,910
BIOLASE TECHNOLOGY INC (b)		16	133	50	426	—	66	559
BIOSITE INC (a)		11	593	36	1,889	—	48	2,482
CONMED CORP. (a)		20	611	65	1,943	—	85	2,554
COOPER COMPANIES INC		29	2,121	93	6,743	—	122	8,865
CYBERONICS INC USD 0.01 (a)(b)		15	676	49	2,147	—	64	2,822
DJ ORTHOPEDICS LLC COM STK USD0.01 (a)(b)		14	338	43	1,080	—	57	1,418
DATASCOPE CORPORATION		9	281	29	899	—	39	1,180
DIAGNOSTIC PRODUCTS CORPORATION.		18	860	57	2,739	—	75	3,598
HAEMONETICS CORPORATION (a)		18	742	56	2,361	—	74	3,103
HOLOGIC INC. (a)		14	453	45	1,438	—	59	1,890
ICU MEDICAL INC (a)(b)		9	327	29	1,040	—	39	1,367
IDEXX LABORATORIES ICN (a)		23	1,240	73	3,937	—	96	5,178
IMMUCOR INC COM STK US 0.10 (a)		31	924	97	2,941	—	128	3,865
INTEGRA LIFESCIENCES HOLDINGS (a)(b)		17	588	53	1,867	—	70	2,455
INTERMAGNETICS GENERAL CORPORATION (a)		17	424	55	1,345	—	73	1,768
INVACARE CORPORATION.		21	955	68	3,035	—	89	3,990
KENSEY NASH CORP (a)(b)		8	209	25	666	—	32	875
MENTOR CORPORATION (b)		24	767	76	2,446	—	100	3,213
MERIT MEDICAL SYSTEMS INC (a)		18	216	57	685	—	75	900
OSTEOTECH INC (a)		12	44	37	141	—	49	185
POLYMEDICA CORP (b)		19	597	60	1,906	—	79	2,503
POSSIS MEDICAL INC (a)		12	99	38	316	—	50	414
RESMED INC (a)		23	1,314	74	4,174	—	97	5,488
RESPIRONICS, INC. (a)		24	1,404	77	4,475	—	101	5,879
SURMODICS, INC. (a)(b)		11	361	36	1,149	—	47	1,509
SYBRON DENTAL SPECIALTIES, INC. (a)		27	976	87	3,105	—	114	4,082
THERAGENICS CORP. (a)		20	70	65	223	—	85	293
VIASYS HEALTHCARE INC (a)		20	382	64	1,215	—	84	1,597
VITAL SIGNS, INC		6	251	20	790	—	26	1,041
WILSON GREATBACH TECHNOLOGIES INC (a)(b)		15	264	46	843	—	61	1,107

Health Care Equipment & Supplies Total			20,673		65,759			86,433

Health Care Providers & Services	5.4%
ACCREDO HEALTH (a)		33	1,474	106	4,701	—	139	6,175
AMEDISYS INC USD 0.001 (a)		10	315	33	995	—	43	1,310
AMERICAN HEALTHWAYS INC (a)(b)		23	743	72	2,361	—	94	3,104
AMERIGROUP CORP (a)		35	1,261	110	4,020	—	144	5,281
AMSURG CORP (a)(b)		20	503	63	1,599	—	83	2,102
CENTENE CORPORATION (a)(b)		28	846	90	2,687	—	118	3,533
CERNER CORPORATION (a)(b)		22	1,166	71	3,712	—	93	4,878
CHEMED CORP INC.		9	650	27	2,065	—	36	2,715
CROSS COUNTRY HEALTHCARE INC (a)		18	300	57	952	—	75	1,252
CRYOLIFE INC (a)(b)		15	93	48	298	—	63	392
CURATIVE HEALTH SERVICES INC (a)		9	30	28	95	—	37	125
DENDRITE INTERNATIONAL INC (a)		28	399	90	1,268	—	119	1,667
GENTIVA HEALTH SERVICES IN USD 0.1 (a)		16	264	52	840	—	68	1,103
HOOPER HOLMES INC		44	169	141	537	—	185	706
LCA-VISION INC COM PAR 0.001		12	406	39	1,292	—	51	1,698

		Columbia Small Company Index		Nations Small Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
LABONE INC USD 0.01 (a)		12	403	37	1,279	—	49	1,683
NDCHEALTH CORPORATION		24	390	78	1,243	—	102	1,633
OCA INC (a)(b)		32	134	100	426	—	132	560
Odyssey HealthCare Inc (a)		23	274	74	872	—	97	1,146
OWENS & MINOR, INC. HOLDING COMPANY		27	730	86	2,321	—	112	3,052
PAREXEL INTERNATIONAL CORP. (a)		18	418	57	1,332	—	75	1,751
PEDIATRIX MEDICAL GROUP INC (a)		16	1,063	49	3,375	—	65	4,438
PHARMACEUTICAL PRODUCT DEVELOPMENT (a)		36	1,739	114	5,528	—	150	7,268
PRIORITY HEALTHCARE CORP-B (a)		25	530	78	1,689	—	103	2,219
PROVINCE HEALTHCARE CO (a)(b)		34	814	108	2,592	—	141	3,406
REHABCARE GROUP INC (a)		11	319	36	1,019	—	47	1,338
SFBC INTERNATIONAL INC USD 0.001 (a)		11	402	36	1,279	—	48	1,681
SIERRA HEALTH SERVICES, INC. (a)		18	1,156	58	3,684	—	76	4,839
SUNRISE SENIOR LIVING INC (a)(b)		13	617	40	1,963	—	53	2,581
UNITED SURGICAL PARTNERS INT (a)		20	897	62	2,851	—	82	3,749

Health Care Providers & Services Total			18,506		58,878			77,384

Pharmaceuticals	1.1%
ALPHARMA INC CLASS A		32	392	101	1,249	—	133	1,641
BRADLEY PHARMACEUTICALS INC (a)(b)		10	97	32	308	—	42	404
CONNETICS CORPORATION (a)(b)		24	617	78	1,965	—	102	2,582
MGI PHARMA INC (a)		49	1,226	155	3,904	—	203	5,130
MEDICIS PHARMACEUTICAL CORP CL A (b)		37	1,106	118	3,523	—	154	4,629
NOVEN PHARMACEUTICALS INC (a)		16	270	51	860	—	67	1,130

Pharmaceuticals Total			3,707		11,809			15,516

HEALTH CARE TOTAL			43,291		137,731			181,022

INDUSTRIALS	18.1%
Aerospace & Defense	2.5%
AAR CORPORATION (a)		22	298	70	948	—	92	1,246
APPLIED SIGNAL TECHNO NPV		8	176	25	563	—	32	740
ARMOR HOLDINGS INC (a)		23	860	74	2,741	—	97	3,601
CERADYNE, INC. (a)		17	371	53	1,179	—	69	1,550
CUBIC CORP (b)		14	271	46	864	—	60	1,135
CURTISS-WRIGHT CORPORATION		15	832	46	2,639	—	61	3,471
DRS TECHNOLOGIES INC (a)		19	791	59	2,512	—	78	3,302
EDO CORPORATION		12	361	38	1,145	—	50	1,506
ENGINEERED SUPPORT SYSTEMS		18	974	58	3,103	—	76	4,077
ESTERLINE TECHNOLOGIES CORPORATION (a)		17	587	54	1,873	—	71	2,460
GENCORP INC. (b)		35	696	111	2,220	—	146	2,916
KAMAN CORPORATION		15	192	49	613	—	65	804
MERCURY COMPUTER SYSTEMS, INC. (a)		14	394	46	1,258	—	60	1,652
MOOG INC (a)		17	750	53	2,389	—	69	3,139
TELEDYNE TECHNOLOGIES INCORPORATED (a)		23	704	72	2,244	—	94	2,948
TRIUMPH GROUP INC (a)		11	421	34	1,340	—	45	1,760

Aerospace & Defense Total			8,679		27,629			36,308

Air Freight & Logistics	0.4%
EGL INC (a)		31	716	100	2,278	—	131	2,994
FORWARD AIR CORPORATION (b)		15	622	47	1,980	—	61	2,602

Air Freight & Logistics Total			1,338		4,258			5,595

Airlines	0.3%
FRONTIER AIRLINES INC (a)		24	254	77	808	—	101	1,062

		Columbia Small Company Index		Nations Small Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
MESA AIR GROUP INC. (a)(b)		21	144	66	460	—	86	604
SKYWEST, INC (b)		39	729	125	2,318	—	164	3,047

Airlines Total			1,127		3,586			4,713

Building Products	1.0%
APOGEE ENTERPRISES INCORPORATED		19	266	59	844	—	78	1,110
ELKCORPORATION		13	496	41	1,577	—	54	2,073
GRIFFON CORPORATION (a)(b)		18	388	58	1,233	—	76	1,621
LENNOX INTERNATIONAL INC.		37	815	119	2,598	—	156	3,413
SIMPSON MANUFACTURING COMPANY INC		29	887	91	2,824	—	120	3,711
UNIVERSAL FOREST PRODUCTS		12	451	37	1,437	—	49	1,888

Building Products Total			3,302		10,513			13,815

Commercial Services & Supplies	3.9%
ABM INDUSTRIES INC		30	579	96	1,846	—	126	2,425
ADMINISTAFF, INC.		16	232	51	740	—	67	972
ANGELICA CORPORATION		6	171	20	546	—	26	717
BOWNE & CO INC		24	365	78	1,166	—	102	1,531
BRADY (WH) COMPANY		30	980	97	3,122	—	127	4,102
CDI CORPORATION		11	235	34	744	—	44	978
CPI CORPORATION		5	80	17	254	—	22	334
CENTRAL PARKING CORPORATION		21	368	68	1,170	—	90	1,538
Coinstar Inc (a)		17	363	55	1,155	—	72	1,518
CONSOLIDATED GRAPHICS INC. (a)		9	452	28	1,447	—	36	1,899
G & K SERVICES, INC.		14	576	46	1,833	—	60	2,409
HARLAND (JOHN H.) COMPANY		19	649	60	2,065	—	79	2,714
HEIDRICK & STRUGGLES INTERNATIONAL, INC. (a)		13	478	42	1,526	—	55	2,004
IMAGISTICS INTL.INC (a)		11	384	35	1,226	—	46	1,610
INSURANCE AUTO AUCTIONS, INC. (a)		7	198	23	627	—	30	824
LABOR READY INC (a)		29	539	92	1,716	—	121	2,255
MOBILE MINI INC (a)		10	400	32	1,277	—	42	1,677
NCO GROUP, INC. (a)		22	426	69	1,355	—	91	1,781
ON ASSIGNMENT, INC. (a)		17	88	55	278	—	72	366
PRG — SCHULTZ INTERNATIONAL (a)		29	145	92	462	—	121	608
PRE-PAID LEAGAL SERVICES INC. (b)		9	315	30	1,008	—	39	1,323
SCHOOL SPECIALTY, INC. (a)		16	607	49	1,931	—	65	2,538
SOURCECORP (a)		11	215	34	687	—	45	902
SPHERION CORP (a)		41	310	132	988	—	173	1,298
THE STANDARD REGISTER COMPANY		18	224	57	716	—	75	940
TETRA TECH, INC (a)		38	485	122	1,541	—	161	2,026
UNITED STATIONERS INC (a)		23	1,018	72	3,235	—	94	4,254
VERTRUE INC (a)(b)		6	223	20	709	—	26	932
VIAD CORP		15	404	48	1,289	—	63	1,692
VOLT INFORMATION SCIENCES, INC. (a)		8	193	26	616	—	34	809
WASTE CONNECTIONS, INC. (a)		32	1,126	103	3,584	—	136	4,710
WATSON WYATT & CO HOLDINGS		22	601	70	1,915	—	93	2,516

Commercial Services & Supplies Total			13,430		42,772			56,202

Construction & Engineering	0.7%
EMCOR GROUP INC (a)		10	487	33	1,550	—	44	2,037
INSITUFORM TECHNOLOGIES CLASS A (a)		18	264	58	840	—	76	1,104
THE SHAW GROUP INC. (a)(b)		44	948	139	3,019	—	182	3,968
URS CORPORATION (a)		27	768	85	2,450	—	112	3,217

Construction & Engineering Total			2,467		7,859			10,326

		Columbia Small Company Index		Nations Small Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
Electrical Equipment	1.6%
ACUITY BRANDS INC		29	794	94	2,530	—	123	3,324
ARTESYN TECHNOLOGIES INC. (a)		27	233	85	739	—	112	972
BALDOR ELECTRIC COMPANY		21	532	66	1,693	—	86	2,225
C&D TECHNOLOGIES INC		17	173	55	551	—	72	724
MAGNETEK, INC. (a)		19	103	62	329	—	81	432
REGAL BELOIT CORP		20	567	63	1,805	—	82	2,372
ROPER INDUSTRIES INCORPORATED		29	1,873	91	5,967	—	120	7,840
SMITH A.O. CORPORATION (b)		17	482	53	1,539	—	70	2,021
VICOR CORPORATION DESIGNS		21	218	66	693	—	87	911
WOODWARD GOVERNOR COMPANY		7	516	23	1,642	—	30	2,158

Electrical Equipment Total			5,491		17,488			22,980

Industrial Conglomerates	0.2%
STANDEX INTERNATIONAL CORPORATION		8	216	25	685	—	33	901
TREDEGAR INDUSTRIES INCORPORATED		23	379	72	1,209	—	94	1,588

Industrial Conglomerates Total			595		1,894			2,489

Machinery	4.9%
ALBANY INTL CORP CL A		22	664	69	2,118	—	90	2,782
ASTEC INDUSTRIES INC (a)		13	276	40	875	—	52	1,151
BARNES GROUP INCORPORATED		14	391	46	1,247	—	60	1,638
BRIGGS & STRATTON		35	1,274	111	4,056	—	146	5,330
CUNO INCORPORATED (a)		12	601	37	1,912	—	49	2,513
CLARCOR, INC’		17	904	55	2,879	—	73	3,783
GARDNER DENVER INC. (a)		14	533	43	1,695	—	56	2,228
IDEX CORPORATION		35	1,392	110	4,432	—	144	5,825
JLG INDUSTRIES INCORPORATED		34	728	108	2,317	—	141	3,045
KAYDON CORPORATION		19	603	61	1,919	—	80	2,521
LINDSAY MANUFACTURING COMPANY		8	153	26	487	—	34	639
LYDALL INC. (a)		11	121	35	386	—	46	507
MANITOWOC		20	812	64	2,577	—	84	3,389
MASCOTECH, INC. ESCROWED SHARES (a) (g)		32	—				32	—
MILACRON INC (a)(b)		29	90	93	285	—	123	375
MUELLER INDUSTRIES INCORPORATION		25	701	79	2,227	—	104	2,928
OSHKOSH TRUCK CORPORATION		25	2,017	78	6,428	—	103	8,445
ROBBINS & MYERS INCORPORATED		9	194	28	616	—	37	810
STEWART & STEVENSON SERVICES, INC.		20	449	62	1,424	—	82	1,872
THOMAS INDUSTRIES INCORPORATED		10	396	32	1,257	—	42	1,653
TIMKEN COMPANY		62	1,695	197	5,391	—	259	7,087
TORO COMPANY		15	1,301	47	4,133	—	61	5,434
VALMONT INDUSTRIES		14	308	44	984	—	58	1,292
WABASH NATIONAL CORPORATION		21	512	67	1,627	—	88	2,140
WATTS WATER TECHNOLOGIES INC.		20	639	62	2,028	—	82	2,667
WOLVERINE TUBE INC (a)		10	90	32	288	—	42	379

Machinery Total			16,845		53,588			70,433

Marine	0.2%
KIRBY CORPORATION (a)		16	672	51	2,139	—	67	2,812

Marine Total			672		2,139			2,812

Road & Rail	1.5%
ARKANSAS BEST CORPORATION		16	616	52	1,965	—	68	2,580

		Columbia Small Company Index		Nations Small Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
HEARTLAND EXPRESS INC		41	791	131	2,515	—	173	3,306
KANSAS CITY SOUTHERN INDUSTRIES, INC. (a)		43	832	137	2,646	—	181	3,478
KNIGHT TRANSPORTATION, INC. (b)		32	787	101	2,502	—	133	3,289
LANDSTAR SYSTEM INC. (a)		41	1,349	131	4,294	—	172	5,643
USF CORP		19	917	61	2,920	—	80	3,837

Road & Rail Total			5,292		16,841			22,133

Trading Companies & Distributors	0.8%
APPLIED INDUSTRIAL TECH INC		18	500	59	1,598	—	77	2,098
HUGHES SUPPLY INCORPORATED		45	1,336	143	4,251	—	188	5,587
LAWSON PRODUCTS		5	225	15	721	—	20	945
WATSCO INC		17	716	54	2,282	—	71	2,998

Trading Companies & Distributors Total			2,777		8,852			11,628

INDUSTRIALS TOTAL			62,014		197,420			259,434

INFORMATION TECHNOLOGY	15.0%
Communications Equipment	1.1%
AUDIOVOX CORPORATION (a)		14	181	45	577	—	60	758
BEL FUSE INC CLASS B”		8	230	24	730	—	32	961
BELDEN CDT INC (b)		32	706	101	2,251	—	133	2,957
BLACK BOX CORPORATION (b)		12	441	37	1,399	—	49	1,841
BROOKTROUT INC. (a)		9	97	28	309	—	36	406
C-COR.NET CORPORATION (a)		32	197	103	627	—	136	824
DIGI INTERNATIONAL INC. (a)		15	209	49	665	—	64	874
HARMONIC INC. (a)(b)		49	469	156	1,493	—	205	1,963
INTER-TEL INC (b)		16	387	50	1,232	—	66	1,619
NETWORK EQUIPMENT TECHNOLOGIES INC.(a)		17	96	54	304	—	71	400
PC TEL INC (a)		13	99	43	314	—	56	412
SYMMETRICOM INC. (a)		31	347	100	1,106	—	131	1,453
TOLLGRADE COMMUNICATIONS INC (a)		9	64	29	203	—	39	267
VIASAT INC (a)		16	307	52	976	—	69	1,282

Communications Equipment Total			3,830		12,186			16,016

Computers & Peripherals	0.9%
ADAPTEC INCORPORATED (a)		76	363	241	1,155	—	317	1,518
AVID TECHNOLOGY INCORPORATED (a)		23	1,250	73	3,972	—	97	5,223
HUTCHINSON TECHNOLOGY INCORPORATED (a)		17	595	54	1,892	—	72	2,487
PINNACLE SYSTEMS, INC. (a)		47	265	151	844	—	198	1,108
SBS TECHNOLOGIES, INC. (a)		11	118	34	376	—	44	494
SYNAPTICS INC COM STK USD0.001 (a)		18	413	57	1,318	—	75	1,731

Computers & Peripherals Total			3,004		9,557			12,561

Electronic Equipment & Instruments	4.2%
AEROFLEX INC (a)		51	473	161	1,504	—	212	1,977
AGILYSYS, INC		20	383	62	1,223	—	82	1,606
ANIXTER INTERNATIONAL, INC (a)		23	846	75	2,700	—	98	3,546
BEI TECHNOLOGIES		9	216	29	686	—	38	901
BELL MICROPRODUCTS (a)		19	144	61	459	—	81	603
BENCHMARK ELECTRONICS INC (a)		28	894	89	2,844	—	117	3,738
CTS CORPORATION		25	325	79	1,032	—	104	1,357
CHECKPOINT SYSTEMS INCORPORATED (a)		27	457	86	1,453	—	113	1,911
COGNEX CORPORATION		30	744	95	2,364	—	125	3,108
COHERENT INCORPORATED (a)		21	702	66	2,232	—	87	2,934
DAKTRONICS INC (a)		12	255	38	812	—	49	1,067

		Columbia Small Company Index		Nations Small Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
DIONEX CORPORATION (a)		13	730	43	2,333	—	56	3,063
ELECTRO SCIENTIFIC INDUSTRIES INC (a)		19	374	62	1,192	—	81	1,567
FLIR SYSTEMS INC (a)(b)		47	1,427	150	4,542	—	197	5,969
GERBER SCIENTIFIC INC. (a)		14	105	46	333	—	60	438
Global Imaging Systems Inc (a)		16	564	51	1,798	—	67	2,362
ITRON INC (a)		15	433	47	1,378	—	61	1,811
KEITHLEY INSTRUMENTS INC		10	166	33	531	—	43	697
LITTELFUSE INC (a)		15	433	48	1,378	—	63	1,811
MTS SYSTEMS CORPORATION		14	395	43	1,254	—	57	1,649
METHODE ELECTRONICS — CLASS A		25	299	79	952	—	103	1,251
PARK ELECTROCHEMICAL		13	261	41	829	—	54	1,090
PAXAR CORPORATION (a)		26	546	81	1,737	—	107	2,283
PHOTON DYNAMICS, INC. (a)(b)		12	219	37	698	—	48	917
PLANAR SYSTEMS INC. (a)(b)		10	90	32	286	—	42	376
RADISYS CORPORATION (a)		14	191	43	607	—	56	799
ROGERS CORPORATION (a)		11	456	36	1,448	—	48	1,904
SCANSOURCE INC COM STK NPV (a)		9	446	27	1,415	—	36	1,861
TECHNITROL INCORPORATED		28	410	88	1,306	—	115	1,716
TRIMBLE NAVIGATION LIMITED (a)		35	1,190	112	3,790	—	147	4,980
X-RITE INC		13	199	42	630	—	55	829

Electronic Equipment & Instruments Total			14,375		45,745			60,120

Internet Software & Services	0.8%
DIGITAL INSIGHT CO COM STK USD (a)		24	397	77	1,266	—	101	1,663
FINDWHAT.COM USD 0.001 (a)		19	196	60	624	—	79	820
j2 Global Communications Inc (a)(b)		15	504	47	1,602	—	61	2,107
WEBEX COMMUNICATIONS INC (a)		26	563	83	1,794	—	109	2,358
WEBSENSE INC (a)		16	866	51	2,760	—	67	3,626
ZIX CORP (a)(b)		20	75	64	239	—	84	315

Internet Software & Services Total			2,602		8,286			10,888

IT Services	1.6%
CACI INTERNATIONAL INC-CL A (a)		20	1,121	65	3,568	—	85	4,689
CARREKER CORP (a)		16	88	50	281	—	66	369
CIBER INC (a)		40	290	127	923	—	167	1,213
EFUNDS CORPORATION (a)		33	741	106	2,357	—	139	3,098
GLOBAL PAYMENTS INC-W/I (a)		24	1,561	77	4,972	—	101	6,533
INTRADO INC (a)		12	145	38	462	—	49	608
MANTECH INTERNATIONAL CORPORATION (a)		17	390	54	1,243	—	71	1,633
MAXIMUS INC.		14	455	43	1,447	—	57	1,902
PEGASUS SYSTEMS, INC. (a)		13	155	42	491	—	55	645
STARTEK, INC.		9	146	28	464	—	36	610
TALX CORP		14	256	45	814	—	59	1,071

IT Services Total			5,349		17,022			22,370

Semiconductors & Semiconductor Equipment	2.8%
ATMI INC (a)		21	533	68	1,700	—	89	2,234
ACTEL CORPORATION (a)		17	263	54	837	—	72	1,100
ADVANCED ENERGY INDUSTRIES (a)		18	178	59	567	—	77	745
ALLIANCE SEMICONDUCTOR CORPORATION (a)		21	51	65	162	—	86	213
AXCELIS TECHNOLOGIES INC (a)		68	496	216	1,578	—	284	2,073
BROOKS AUTOMATION, INC (a)		31	465	97	1,477	—	128	1,942
COHU, INC.		15	234	47	746	—	62	981
CYMER INC (a)		25	672	80	2,136	—	105	2,808
DSP GROUP INC (a)		19	489	61	1,558	—	80	2,048

		Columbia Small Company Index		Nations Small Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
DUPONT PHOTOMASKS (a)(b)		12	312	37	997	—	49	1,309
ESS TECHNOLGY, INC. (a)		24	126	76	401	—	100	527
EXAR CORPORATION (a)		28	381	90	1,210	—	119	1,591
FEI COMPANY (a)		20	458	63	1,458	—	83	1,917
HELIX TECHNOLOGY CORPORATION		18	274	56	873	—	74	1,146
KOPIN CORP (a)		48	146	151	464	—	199	610
KULICKE & SOFFA INDUSTRIES INC. (a)(b)		35	220	111	699	—	146	918
MICROSEMI CORPORATION (a)		42	676	132	2,152	—	174	2,828
PERICOM SEMICONDUCTOR CORP (a)		18	154	57	491	—	75	645
PHOTRONICS INC (a)(b)		22	402	71	1,280	—	93	1,681
POWER INTEGRATIONS INC (a)(b)		21	441	67	1,402	—	88	1,842
RUDOLPH TECHNOLOGIES INC (a)		10	155	33	492	—	43	648
SKYWORKS SOLUTIONS INC (a)		107	677	339	2,154	—	446	2,831
STANDARD MICROSYSTEMS CORPORATION (a)		13	220	40	700	—	53	920
SUPERTEX INC (a)		9	163	28	516	—	37	679
ULTRATECH STEPPER INC (a)		16	237	52	752	—	68	988
VARIAN SEMICONDUCTOR EQUIPMENT (a)(b)		25	943	79	3,003	—	104	3,945
VEECO INSTRUMENTS INC (a)		19	286	60	909	—	79	1,195
CEVA INC (a)		0	0			—	0	0

Semiconductors & Semiconductor Equipment Total			9,651		30,715			40,366

Software	3.6%
ALTIRIS INC (a)		16	374	50	1,195	—	66	1,569
ANSYS INC (a)		21	732	68	2,330	—	90	3,062
CAPTARIS INC (a)		21	83	66	266	—	86	349
CATAPULT COMMUNICATIONS CORPORATION (a)		8	164	24	521	—	32	685
CONCORD COMMUNICATIONS INC (a)		12	125	40	401	—	52	526
EPIQ SYSTEMS INC (a)		11	139	34	441	—	45	580
FACTSET RESEARCH SYSTEMS INC (b)		26	868	84	2,783	—	111	3,651
FILENET CORPORATION (a)		28	640	89	2,034	—	117	2,674
HYPERION SOLUTION CORP (a)		27	1,200	87	3,816	—	114	5,015
INTERNET SECURITY SYSTEMS, INC. (a)		29	536	93	1,706	—	123	2,242
JDA SOFTWARE GROUP INC (a)		20	278	63	883	—	83	1,161
KRONOS INC (a)		22	1,104	69	3,516	—	90	4,620
MRO SOFTWARE INC (a)		16	219	50	697	—	65	916
MANHATTAN ASSOCIATES, INC. (a)(b)		20	416	65	1,324	—	85	1,740
MAPINFO CORP (a)		14	167	44	531	—	58	698
MICROS SYTEMS INCORPORATED (a)		26	943	82	3,003	—	108	3,946
NAPSTER, INC (a)(b)		29	189	92	602	—	121	790
NYFIX INC (a)(b)		21	112	67	358	—	87	470
PHOENIX TECHNOLOGIES LTD. (a)		17	160	54	509	—	70	669
PROGRESS SOFTWARE CORPORATION (a)		25	650	79	2,071	—	104	2,722
RADIANT SYSTEMS (a)		16	159	51	504	—	68	662
SPSS INC (a)		11	195	36	621	—	47	816
SERENA SOFTWARE INC (a)(b)		24	565	75	1,789	—	99	2,355
SONIC SOLUTIONS COM STK NPV (a)(b)		15	230	49	736	—	64	966
THQ INC (a)		27	751	85	2,386	—	112	3,138
TAKE-TWO INTERACTIVE SOFTWARE, INC. (a)(b)		31	1,224	100	3,894	—	131	5,118
VERITY INC (a)		26	243	82	771	—	107	1,014

Software Total			12,469		39,687			52,156

INFORMATION TECHNOLOGY TOTAL			51,280		163,198			214,478

MATERIALS	6.6%
Chemicals	1.6%
ARCH CHEMICALS INC.		16	453	51	1,443	—	67	1,896

		Columbia Small Company Index		Nations Small Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
CAMBREX CORPORATION		18	377	56	1,201	—	74	1,578
H.B. FULLER COMPANY		20	566	62	1,795	—	81	2,361
GEORGIA GULF CORPORATION		23	1,062	73	3,375	—	97	4,437
MACDERMID INC		19	608	60	1,937	—	78	2,545
MATERIAL SCIENCES CORP. (a)		9	122	29	390	—	38	512
OM GROUP INC. (a)		19	587	61	1,865	—	81	2,452
OMNOVA SOLUTIONS INC (a)		28	148	88	473	—	116	621
PENFORD CORPORATION		6	98	19	310	—	25	408
POLYONE CORPORATION (a)		62	553	198	1,762	—	261	2,315
QUAKER CHEMICAL CORPORATION		7	136	21	429	—	28	565
SCHULMAN (A.) INC		21	362	66	1,155	—	87	1,517
WELLMAN INC		22	314	69	1,001	—	91	1,314

Chemicals Total			5,385		17,136			22,521

Construction Materials	0.9%
FLORIDA ROCK INDUSTRIES		25	1,494	81	4,747	—	106	6,241
HEADWATERS INC USD.001 (a)		27	893	86	2,836	—	114	3,728
TEXAS INDUSTRIES INC		15	812	48	2,580	—	63	3,392

Construction Materials Total			3,198		10,162			13,361

Containers & Packaging	0.7%
APTARGROUP INC		24	1,258	77	4,002	—	101	5,260
CARAUSTAR INDUSTRIES, INC (a)		19	250	62	795	—	81	1,045
CHESAPEAKE CORPORATION		13	282	43	895	—	56	1,177
MYERS INDUSTRIES, INC.		22	313	71	998	—	93	1,311
ROCK-TENN COMPANY — CL A		23	302	72	959	—	95	1,261

Containers & Packaging Total			2,405		7,649			10,054

Metals & Mining	2.8%
ALERIS INTERNATIONAL INC (a)		18	459	59	1,466	—	77	1,925
AMCOL INTERNATIONAL CORPORATION		18	328	56	1,049	—	73	1,377
BRUSH WELLMAN INCORPORATED (a)		13	247	42	790	—	55	1,037
CARPENTER TECHNOLOGY CORPORATION		17	980	53	3,119	—	69	4,099
CASTLE (A.M) & COMPANY (a)		9	111	28	353	—	37	464
CENTURY ALUMINUM COMPANY (a)		19	566	60	1,804	—	78	2,369
CLEVELAND-CLIFFS INC.		15	1,071	47	3,410	—	62	4,482
COMMERCIAL METALS COMPANY		40	1,359	128	4,321	—	168	5,680
MASSEY ENERGY COMPANY		52	2,070	164	6,583	—	216	8,653
QUANEX CORPORATION		17	901	54	2,874	—	71	3,775
RTI INTERNATIONAL METAL (a)		15	344	47	1,097	—	62	1,441
RELIANCE STEEL & ALUMINUM		20	808	64	2,569	—	84	3,377
RYERSON TULL INC		17	215	54	685	—	71	901
STEEL TECHNOLOGIES INC.		8	197	26	629	—	34	825

Metals & Mining Total			9,657		30,748			40,405

Paper & Forest Products	0.6%
BUCKEYE TECHNOLOGIES INC. (a)		23	244	72	779	—	95	1,023
DELTIC LUMBER		8	325	26	1,032	—	35	1,357
NEENAH PAPER INC USD 0.01		10	343	32	1,089	—	43	1,432
POPE & TALBOT INC		11	193	35	617	—	46	810
SCHWEITZER-MANDUIT INTL INC. (SWM.N)		10	346	33	1,097	—	43	1,443
WAUSAU-MOSINEE PAPER CORPORATION.		35	496	112	1,581	—	147	2,077

Paper & Forest Products Total			1,947		6,195			8,142

MATERIALS TOTAL			22,593		71,891			94,483

		Columbia Small Company Index		Nations Small Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
TELECOMMUNICATION SERVICES	0.3%
Diversified Telecommunication Services	0.3%
COMMONWEALTH TELEPHONE ENTERPRISES, INC. (a)		14	679	46	2,159	—	60	2,838
GENERAL COMMUNICATION CL A (a)		36	328	114	1,043	—	150	1,370

Diversified Telecommunication Services Total			1,007		3,202			4,208

Wireless Telecommunication Services	0.0%
BOSTON COMMUNICATIONS GROUP (a)		12	85	38	271	—	50	355

Wireless Telecommunication Services Total			85		271			355

TELECOMMUNICATION SERVICES TOTAL			1,091		3,472			4,564

UTILITIES	4.4%
Electric Utilities	1.2%
ALLETE INC		20	845	64	2,687	—	84	3,532
CH ENERGY GROUP INC		11	489	34	1,558	—	45	2,047
CLECO CORPORATION		33	707	106	2,254	—	139	2,961
CENTRAL VERMONT PUB SERV		8	187	26	591	—	35	778
EL PASO ELECTRIC COMPANY (a)		32	612	103	1,948	—	135	2,559
GREEN MOUNTAIN POWER CORPORATION		4	103	11	325	—	15	428
UIL HOLDINGS CORP		9	471	30	1,494	—	39	1,965
UNISOURCE ENERGY CORP HLD CO		23	722	74	2,295	—	97	3,016

Electric Utilities Total			4,135		13,152			17,287

Gas Utilities	3.0%
ATMOS ENERGY CORPORATION		54	1,455	172	4,631	—	225	6,086
CASCADE NATURAL GAS CORPORATION		8	154	24	487	—	32	641
ENERGEN CORPORATION		25	1,658	79	5,268	—	104	6,926
THE LACLEDE GROUP INC.		14	418	46	1,329	—	60	1,746
NEW JERSEY RESOURCES		18	788	58	2,507	—	76	3,295
NORTHWEST NATURAL GAS COMPANY		19	680	60	2,159	—	79	2,839
PIEDMONT NATURAL GAS COMPANY, INC. (b)		52	1,198	166	3,815	—	218	5,014
SOUTHERN UNION COMPANY (a)		66	1,655	210	5,269	—	276	6,924
SOUTHWEST GAS CORPORATION		25	592	78	1,884	—	103	2,476
UGI CORPORATION		35	1,590	111	5,060	—	146	6,649

Gas Utilities Total			10,187		32,409			42,597

Multi-Utilities	0.2%
AVIST CORP.		33	576	105	1,834	—	138	2,410

Multi-Utilities Total			576		1,834			2,410

Water Utilities	0.1%
AMERICAN STATES WATER COMPANY		11	286	36	913	—	47	1,199

Water Utilities Total			286		913			1,199

UTILITIES TOTAL			15,184		48,308			63,492

TOTAL COMMON STOCKS			338,937		1,078,634			1,417,571

(cost of $257,338,770)
WARRANTS	0.0%
TIMCO AVIATION WARRANT 2/27/07 (e)(f)				2	—		2	—

TOTAL WARRANTS			—		—			—

(cost of $$0)
INVESTMENT COMPANY	0.7%
NATIONS CASH RESERVES (d)				5,600	5,600		5,600	5,600
ISHARES S&P SMALLCAP 600		26	4,146			—	26	4,146

		Columbia Small Company Index		Nations Small Cap Index
		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05		Shares (000)	Market Value ($000)	Shares (000)	Market Value ($000)	Adjustments	Shares (000)	Market Value ($000)
TOTAL INVESTMENT COMPANY			4,146		5,600			9,746

(cost of $4,313,603)
SHORT-TERM OBLIGATION	0.0%
Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.450%, collateralized by a U.S. Treasury Bond maturing 05/15/17 market value of $238,850 (repurchase proceeds $230,016)

(cost of $230,000)		230	230			—	230	230

Repurchase agreement with ABN AMRO, Inc. dated 03/31/05 due 04/01/05 at 2.830%, collateralized by U.S. Government Agency securities with various maturities to 05/15/29, market value $25,180 (repurchase proceeds $24,945)				24,943	24,943			24,943

Repurchase agreement with Wachovia Capital Markets dated 03/31/05 due 04/01/05 at 2.840%, collateralized by U.S. Government Agency securities with various maturities to 05/20/33, market value $30,325 (repurchase proceeds $29,934)				29,932	29,932			29,932

Repurchase agreement with Wachovia Capital Markets dated 03/31/05 due 04/01/05 at 2.920%, collateralized by U.S. Government Agency securities with various maturities to 03/231/35, market value $39,582 (repurchase proceeds $38,970)				38,967	38,967			38,967

TOTAL SHORT-TERM OBLIGATION			230		93,842			94,072

Total Investments	108.4%		343,313		1,178,076			1,521,389
Other Assets & Liabilities, net	-8.4%		275		(91,626)			(91,351)

Net Assets	100.0%		$343,587		$1,086,450			$1,430,037

Investments at cost			261,022		860,571			1,121,593

Notes to Investment Portfolio:

(a)	Non-income producing security

(b)	All or a portion of the security was on loan at March 31, 2005. The aggregate cost and market value of securities on loan at March 31, 2005 is $93,843 and $91,163.

(c)	Security pledged as collateral for open futures contracts.

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

A portion of this amount represents cash collateral received from the securities lending activity. The portion that represents cash collateral is $93,916

(e)	Rounds to less than $500

(f)	Illiquid security.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(h)	Cost for federal income tax purposes is $264,664,924 for the Columbia Small Company Index Fund, $906,007 for the Nations Small Cap Index Fund, and $265,570,931 for the funds combined.

Acronym	Name
REIT	Real Estate Investment Trust

At March 31, 2005, the Fund held the following open short futures contracts:

		Value of contracts	Market value of	Unrealized appreciation/
	Number of contracts	when opened	contracts	(depreciation)
RUSSELL 2000 futures (long position) expiring June 2005	21	6,568	6,488	(80)

Pro -forma Combining
Statement of Assets & Liabilities
As of March 31, 2005 (unaudited)

	Columbia		Nations
	Small Company Index		SmallCap Index
	Fund		Fund	Pro Forma	Pro Forma
In Thousands	Target Fund		Acquiring Fund	Adjustments	Combined
Assets:
Investments, at cost	$261,022		$761,129	$—	$1,022,151
Affiliated Investments, at cost	$—		$99,516	$—	$99,516

Investments, at value	343,313		1,078,634	—	1,421,947
Affiliated Investments, at value	—		99,516	—	99,516
Cash	0	(e)	1	—	1
Receivable for:
Fund shares sold	138		2,161	—	2,299
Interest	0	(e)	28	—	28
Income Receivable	275		844	—	1,119
Futures variation margin	—		17	—	17
Expense reimbursement due from Investment Advisor	—		42	—	42
Deferred Trustees’ compensation plan	4		—	—	4.00
Prepaid Expense	—		2	—	2

Total Assets	343,730		1,181,245	—	1,524,975

Liabilities:
Payable for:
Fund shares repurchased	68		462	—	530
Collateral on securites loaned	—		93,916		93,916
Investment advisory fee	30		93	—	123
Administration fee	29		93	—	122
Trustees’ fees	0	(e)	81	—	81
Sub account service fees	4		—		4
Distribution and service fees	7		3	—	10
Deferred compensation plan	4		—	—	4
Other liabilities	1		147	—	148

Total Liabilities	143		94,795	—	94,938

Net Assets	$343,587		$1,086,450	$—	$1,430,037

Composition of Net Assets:
Paid-in capital	$259,846		$808,453		$1,068,299
Overdistributed net investment income	609		1,575	—	$2,184
Accumulated net realized gain (loss)	842		(41,003)	—	$(40,161)
Unrealized appreciation on investments & futures	82,290		317,425	—	399,715

Net Assets	$343,587		$1,086,450	$—	$1,430,037

	Columbia	Nations
	Small Company Index	SmallCap Index
	Fund	Fund	Pro Forma	Pro Forma
In Thousands	Target Fund	Acquiring Fund	Adjustments	Combined
Investors A: (a)
Net assets	$—	$14,337	$15,016	$29,353
Shares outstanding	—	748	784 (d)	1,532

Net asset value per share (b)	$—	$19.16		$19.16

Primary A: (a)
Net assets	$—	$1,072,113	$328,571	$1,400,684
Shares outstanding	—	55,731	17,080 (d)	72,811

Net asset value, offering and redemption price per share	$—	$19.24		$19.24

Class A: (a)
Net assets	$8,351	$—	$(8,351)	$—
Shares outstanding	400	—	(400)	—

Net asset value and offering price per share (b)	$20.86	$—		$—

Maximum sales charge	5.75%
Maximum offering price per share ( c)	22.13

Class B: (a)
Net assets	$3,387	$—	$(3,387)	$—
Shares outstanding	164	—	(164)	$—

Net asset value and offering price per share (b)	$20.59	$—		$—

Class C: (a)
Net assets	$3,278	$—	$(3,278)	$—
Shares outstanding	159	—	(159)	$—

Net asset value per share (b)	$20.62			$—

Class Z: (a)
Net assets	$328,571	$—	$(328,571)	$—
Shares outstanding	15,729	—	(15,729)	$—

Net asset value and offering price per share (b)	$20.89			$—

(a)	Class A, B and C shares of Columbia Small Company Index Fund are exchanged for new class A shares of Nations Small Cap Index Fund, Class Z shares of Columbia Small Company Index Fund are exchanged for new Class Z Shares of Nations Small Cap Index Fund, respectively based on the Net Asset Value per shares of Nations Small Cap Index Fund Investor A and Primary A Shares, respectively at the time of the merger

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(c)	On sales of $50,000 or more the offering price is reduced.

(d)	Reflects estimated shares issued to Target fund at the time of the merger.

(e)	Amount rounds to less than $1,000

Pro- forma Combining
Statement of Operations
For the Twelve Months Ended March 31, 2005 (Unaudited)

	Columbia	Nations
	Small Company Index	SmallCap Index
	Fund	Fund	Pro Forma	Pro Forma
In Thousands	Target Fund	Acquiring Fund	Adjustments	Combined
Investment Income:
Interest	$11	$7	$—	$18
Dividends	3,489	10,453	—	$13,942
Dividends from affiliates	—	120	—	$120
Foreign taxes withheld	(1)	—	—	(1)
Security Lending	—	285	—	285

Total Investment Income	3,499	10,865	—	14,364

Expenses:
Investment advisory fee	318	1,303	(314)	1,307	(a)
Administration fee	670	989	(352)	1,307	(a)
Distribution fee:	—	—		—
Class B	17	—	(17)	—	(a)
Class C	15	—	(15)	—	(a)
Service fee:
Class A	12	34	11	57	(a)
Class B	6	—	(6)	—	(a)
Class C	5	—	(5)	—	(a)
Sub-account services fee — Class Z	16	—	(16)	—	(d)
Transfer agent fee	—	240	(240)	—	(d)
Trustees’ fees	12	27	(4)	35	(b)
Printing fees	—	30	(30)	—	(d)
Custody fee	—	103	(103)	—	(d)
Registration fees	—	29	(29)	—	(d)
Non-Recurring Costs (see Note 5)	16	269	—	285
Other expenses	3	155	(144)	14	(b)

Total Operating Expenses	1,090	3,179	(1,264)	3,005
Interest expense	—	2	—	2

Total Expenses	1,090	3,181	(1,264)	3,007
Fees and expenses waived or reimbursed by Investment Advisor	—	(799)	799	—	(c)
Non-recurring costs assumed by Investment Advisor (see Note 5)	(16)	(269)	—	(285)

Net Expenses	1,074	2,113	(465)	2,722

Net Investment Income	2,425	8,752	465	11,642

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments & futures	12,203	22,688	—	34,891
Net change in unrealized appreciation on investments & futures	23,766	89,989	—	113,755

Net	35,969	112,677	—	148,646

Net Increase in Net Assets from Operations	$38,394	$121,429	$465	$160,288

(a)	Based on the contract in effect for Nations SmallCap Index Fund, the surviving fund.

(b)	Reflects elimination of duplicate expenses achieved as a result of merging funds.

(c)	Based on the expense cap of Nations SmallCap Index Fund, the Surviving Fund.

(d)	Proposed Unified fee structure for Surviving Fund

NATIONS SMALLCAP INDEX FUND
AND
COLUMBIA SMALL COMPANY INDEX FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS

Notes to Financial Statements
March 31, 2005
(unaudited)

Note 1. Organization

Nations SmallCap Index Fund (the “Acquiring Fund”), a series of Nations Funds Trust (the “Trust”), is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Columbia Small Company Index Fund (“Target Fund”), a series of Columbia Funds Trust V, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Acquiring Fund seeks investment results that (before fees and expenses) correspond to the total return of the S&P SmallCap 600 Index. The Target Fund seeks to provide investment results that match the price and yield performance of the S&P Small Cap 600 Index.

Fund Shares

The Acquiring Fund and the Target Fund each may issue an unlimited number of shares. The Acquiring Fund offers two classes of shares: Primary A, Investor A shares. The Target Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Fund by the Acquiring Fund as if such merger had occurred on April 1, 2005. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolio and Pro Forma Statement of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of March 31, 2005. The Pro Forma Statement of Operations of the Target Fund and Acquiring Fund has been combined to reflect twelve months ended March 31, 2005. Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the Target Fund as of March 31, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included within their respective annual shareholder reports dated March 31, 2005, as well as the semi-annual shareholder reports dated September 30, 2004.

Note 3. Significant Accounting Policies

Security Valuation

The Acquiring Fund and the Target Fund use the identical policy for security valuation. Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest bid and asked prices on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Securities Lending

Under an agreement with Bank of New York (“BNY”), the Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to the borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral. The income earned by the Fund from securities lending is included in the Statement of Operations.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Fees and Compensations Paid to Affiliates

Investment Advisory Fee

BACAP, a wholly-owned subsidiary of Bank of America, N.A. (‘‘Bank of America’’), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, is the investment advisor to the Acquiring Fund. BACAP receives a monthly investment advisory fee at the annual rate of 0.10% of the Fund’s average daily net assets.

Prior to December 1, 2004, BACAP received a monthly investment advisory fee at the annual rate of 0.15% of the Fund’s average daily net assets. For the year ended March 31, 2005, the Fund’s effective investment advisory fee rate was 0.13%.

Administration Fee

BACAP Distributors, LLC (‘‘BACAP Distributors’’), a wholly-owned subsidiary of Bank of America, provides administrative and other services to the Fund for a monthly administration fee, computed daily and paid monthly, at the annual rate of 0.10% of the Fund’s average daily net assets.

Transfer Agent Fee

PFPC Inc. serves as the transfer agent for the Fund’s shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Fund. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Fund. For the year ended March 31, 2005, Bank of America earned $27,000 in sub-transfer agent fees from the Fund for providing such services. This amount is included in ‘‘Transfer agent fees’’ in the Fund’s Statement of Operations.

Underwriting Discounts, Service and Distribution Fees

The Fund has adopted a combined shareholder servicing and distribution plan for the Investor A Shares of the Fund. The shareholder servicing plan permits the Fund to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the class shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable class. A substantial portion of the expense incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the year ended March 31, 2005, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

	Current	Plan
	Rate	Limit
Investor A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%

Fees Paid to Officers and Trustees

With the exception of one officer, no officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Fund for serving as Trustee or Officer of the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund’s fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund’s assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in ‘‘Trustees’ fees and expenses’’ in the Statement of operations. The liability for the deferred compensation plan is included in ‘‘Accrued Trustees’ fees and expenses’’ in the Statement of assets and liabilities.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement

Other

The Fund has made daily investments of cash balances in Nations Cash Reserves, another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Fund from such investments is included in its Statement of Operations as ‘‘Dividend income from affiliated funds.’’ BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Fund. For the year ended March 31, 2005, BACAP and BACAP Distributors earned $9,000 of investment advisory Fees and $5,000 of administration fees, respectively, related to investments in affiliated funds.

A significant portion of the Fund’s Primary A shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

Expense Limits and Fee Reimbursements

BACAP and/or BACAP Distributors have contractually agreed to waive fees and reimburse the Fund through July 31, 2006 for certain expenses to the extent that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.14% annually of the Fund’s average daily net assets.

BACAP and/or BACAP Distributors is entitled to recover from the Fund any fees waived or expenses reimbursed by BACAP and/or BACAP Distributors during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

As of March 31, 2005, the amounts potentially recoverable by BACAP and/or BACAP Distributors pursuant to this arrangement within one year, two years and three years are $1,815,000, $1,510,000 and $797,000, respectively.

Note 5. Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of March 31, 2005. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at March 31, 2005.

	Shares of	Additional Shares	Total Shares
	Acquiring Fund	Assumed Issued	Outstanding
Class of Shares	Pre-Combination	with Merger	Post Combination
Investor A	748	784	1,532
Primary A	55,731	17,080	72,811

Note 6. Contingencies and Other Events

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the ‘‘NYAG Settlement’’) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the ‘‘SEC’’) (the ‘‘SEC Order’’). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (‘‘BAS’’) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP along with

Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. — the investment advisor to and distributor of the Columbia Funds, respectively, — to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Nations Funds and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Nations Funds or their shareholders cannot currently be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively ‘‘BAC’’), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ‘‘MDL’’). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

For the fiscal year ended March 31, 2005, Bank of America Corporation has assumed $6.7 million of legal, shareholder communications, audit related, transfer agent, consulting and Trustee costs and fees incurred by the Funds impacted in connection with the regulatory and civil litigation matters discussed above. These non-recurring costs were allocated to the Funds based on their respective average nets assets for the year ended March 31, 2005. These non-recurring costs on a per Fund basis are shown in that Fund’s respective Statement of operations. Because these costs were borne by Bank of America Corporation and not any Fund, an offsetting waiver of these costs is also presented in each respective Fund’s Statement of operations as, ‘‘Costs assumed by Bank of America Corporation’’. The impact to the expense ratio of each impacted Fund is reflected in the Fund’

Pro Forma Combining Portfolio of Investments (Unaudited)
As of 3/31/05

				Columbia Short Term Bond Fund		Nations Short Intermediate Government Fund		Nations Short-Term Income Fund
				Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
CORPORATE FIXED-INCOME BONDS & NOTES			31.3%
BASIC MATERIALS			0.6%
Chemicals			0.2%
Equistar Chemicals LP	6.500	2/15/2006		—	—	—	—	2,500	2,525	—	2,500	2,525
Lyondell Chemical Co	9.875	5/1/2007		—	—	—	—	963	987	—	963	987

Chemicals Total					—		—		3,512			3,512

Forest Products and Paper			0.4%
International Paper Co	4.250	1/15/2009		—	—	—	—	4,000	3,946	—	4,000	3,946
Louisiana-Pacific Corp	8.500	8/15/2005		—	—	—	—	2,750	2,790	—	2,750	2,790

Forest Products and Paper Total					—		—		6,736			6,736

TOTAL BASIC MATERIALS					—		—		10,248			10,248

COMMUNICATIONS			3.5%
Media			1.5%
Comcast Cable Communications	6.375	1/30/2006		—	—	—	—	2,510	2,554	—	2,510	2,554
Gannett Co Inc	4.950	4/1/2005		2,000	2,000	—	—	—	—	—	2,000	2,000
Gannett Co Inc	5.500	4/1/2007		—	—	—	—	5,000	5,124	—	5,000	5,124
Jones Intercable Inc	7.625	4/15/2008		1,875	2,020	—	—	—	—	—	1,875	2,020
Lenfest Communications Inc	8.375	11/1/2005		—	—	—	—	2,750	2,813	—	2,750	2,813
Reed Elsevier Capital Inc	7.000	5/15/2005		—	—	—	—	1,000	1,004	—	1,000	1,004
TCI Communications	7.250	8/1/2005		1,125	1,138	—	—	—	—	—	1,125	1,138
Time Warner Inc	6.125	4/15/2006		2,460	2,512	—	—	—	—	—	2,460	2,512
Time Warner Inc	8.110	8/15/2006		—	—	—	—	4,641	4,862	—	4,641	4,862
Viacom Inc	5.625	5/1/2007		—	—	—	—	3,500	3,582	—	3,500	3,582

Media Total					7,670		—		19,940			27,610

Telecommunications			1.8%
Cingular Wireless Services Inc	7.500	5/1/2007		1,970	2,095	—	—	—	—	—	1,970	2,095
Deutsche Telekom International Finance BV (f)	8.500	6/15/2010		1,450	1,675	—	—	4,000	4,600	—	5,450	6,276
GTE Southwest Inc	6.000	1/15/2006		3,725	3,791	—	—	—	—	—	3,725	3,791
SBC Communications Inc	5.750	5/2/2006		1,600	1,629	—	—	3,000	3,055	—	4,600	4,684
Sprint Capital Corp	6.375	5/1/2009		1,250	1,321	—	—	2,500	2,641	—	3,750	3,961
Verizon Global Funding Corp	7.250	12/1/2010		—	—	—	—	6,000	6,659	—	6,000	6,659
Verizon Global Funding Corp	7.600	3/15/2007		600	636	—	—	—	—	—	600	636
Vodafone Group PLC	7.750	2/15/2010		2,350	2,649	—	—	4,000	4,518	—	6,350	7,167

Telecommunications Total					11,702		—		21,472			33,174

TOTAL COMMUNICATIONS					21,467		—		41,412			62,879

CONSUMER CYCLICAL			3.2%
Auto Manufacturers			0.5%
DaimlerChrysler NA Holding Corp	4.750	1/15/2008		1,575	1,573	—	—	3,000	2,986	—	4,575	4,559
Toyota Motor Credit Corp	2.800	1/18/2006		—	—	—	—	4,000	3,968	—	4,000	3,968

Auto Manufacturers Totals					1,573		—		6,954			8,527

Auto Parts and Equipment			0.1%
Lear Corp	7.960	5/15/2005		—	—	—	—	1,500	1,507	—	1,500	1,507

Auto Parts and Equipment Total					—		—		1,507			1,507

Home Builders			0.3%
DR Horton Inc	10.500	4/1/2005		—	—	—	—	1,675	1,675	—	1,675	1,675
KB Home	9.500	2/15/2011		—	—	—	—	2,000	2,118	—	2,000	2,118
Toll Corp	8.000	5/1/2009		—	—	—	—	2,000	2,030	—	2,000	2,030

Home Builders Totals					—		—		5,823			5,823

Housewares			0.4%
Newell Rubbermaid Inc	2.000	5/1/2005		3,725	3,722	—	—	4,000	3,994	—	7,725	7,716

Housewares Totals					3,722		—		3,994			7,716

				Columbia Short Term Bond Fund		Nations Short Intermediate Government Fund		Nations Short-Term Income Fund
				Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Lodging			0.6%
Ameristar Casinos Inc	10.750	2/15/2009		—	—	—	—	2,000	2,185	—	2,000	2,185
Harrah’s Operating Co Inc	7.875	12/15/2005		—	—	—	—	2,000	2,040	—	2,000	2,040
HMH Properties Inc	7.875	8/1/2008		—	—	—	—	702	716	—	702	716
ITT Corp	6.750	11/15/2005		—	—	—	—	1,500	1,511	—	1,500	1,511
MGM Mirage	7.250	10/15/2006		—	—	—	—	1,500	1,549	—	1,500	1,549
Park Place Entertainment	7.875	12/15/2005		—	—	—	—	2,895	2,957	—	2,895	2,957

Lodging Totals					—		—		10,958			10,958

Retail			1.1%
Costco Wholesale Corp	5.500	3/15/2007		640	656	—	—	—	—	—	640	656
Home Depot Inc (a)	5.375	4/1/2006		—	—	—	—	5,000	5,062	—	5,000	5,062
Lowe’s Companies Inc	7.500	12/15/2005		1,675	1,716	—	—	—	—	—	1,675	1,716
Target Corp	5.950	5/15/2006		1,000	1,022	—	—	5,000	5,103	—	6,000	6,126
Wal-Mart Stores Inc	4.000	1/15/2010		—	—	—	—	7,485	7,285	—	7,485	7,285

Retail Totals					3,394		—		17,450			20,844

Toys/Games/Hobbies			0.1%
Hasbro Inc	5.600	11/1/2005		—	—	—	—	2,306	2,325	—	2,306	2,325

Toys/Games/Hobbies Totals					—		—		2,325			2,325

TOTAL CONSUMER CYCLICAL					8,689		—		49,011			57,700

CONSUMER NON-CYCLICAL			3.3%
Beverages			0.7%
Bottling Group LLC	2.450	10/16/2006		4,300	4,202	—	—	—	—	—	4,300	4,202
Coca-Cola Enterprises Inc	5.750	11/1/2008		2,275	2,361	—	—	—	—	—	2,275	2,361
Constellation Brands Inc	8.625	8/1/2006		—	—	—	—	2,000	2,090	—	2,000	2,090
Diageo Capital PLC	3.500	11/19/2007		—	—	—	—	5,000	4,909	—	5,000	4,909

Beverages Totals					6,563		—		6,999			13,561

Cosmetics/Personal Care			0.4%
Procter & Gamble Co	4.750	6/15/2007		725	735	—	—	5,950	6,032	—	6,675	6,767

Cosmetics/Personal Care Totals					735		—		6,032			6,767

Food			1.0%
General Mills Inc	2.625	10/24/2006		2,800	2,738	—	—	—	—	—	2,800	2,738
General Mills Inc	5.125	2/15/2007		—	—	—	—	5,710	5,806	—	5,710	5,806
Kellogg Co	6.000	4/1/2006		1,250	1,275	—	—	1,900	1,934	—	3,150	3,209
Kroger Co	7.650	4/15/2007		1,585	1,689	—	—	—	—	—	1,585	1,689
Kroger Co	7.800	8/15/2007		—	—	—	—	2,860	3,062	—	2,860	3,062
Safeway Inc	4.950	8/16/2010		1,900	1,882	—	—	—	—	—	1,900	1,882

Food Totals					7,584		—		10,802			18,386

Healthcare Services			0.6%
UnitedHealth Group Inc	3.375	8/15/2007		1,415	1,384	—	—	4,000	3,917	—	5,415	5,301
WellPoint Inc	4.875	8/1/2005		2,225	2,235	—	—	—	—	—	2,225	2,235
WellPoint Health Networks	6.375	6/15/2006		—	—	—	—	3,000	3,076	—	3,000	3,076

Healthcare Services Totals					3,619		—		6,993			10,612

Household Products/Wares			0.2%
Fortune Brands Inc	2.875	12/1/2006		3,275	3,213	—	—	—	—	—	3,275	3,213

Household Products/Wares Totals					3,213		—		—			3,213

Pharmaceuticals			0.4%
Abbott Laboratories	5.625	7/1/2006		—	—	—	—	5,000	5,093	—	5,000	5,093
GlaxoSmithKline Capital PLC	2.375	4/16/2007		—	—	—	—	3,000	2,903	—	3,000	2,903

Pharmaceuticals Totals					—		—		7,996			7,996

TOTAL CONSUMER NON-CYCLICAL					21,713		—		38,822			60,535

				Columbia Short Term Bond Fund		Nations Short Intermediate Government Fund		Nations Short-Term Income Fund
				Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
ENERGY			1.7%
Oil and Gas			1.3%
BP Capital Markets	4.000	4/29/2005		—	—	—	—	3,000	3,002	—	3,000	3,002
ChevronTexaco Capital Co	3.500	9/17/2007		3,350	3,302	—	—	—	—	—	3,350	3,302
Devon Energy Corp	2.750	8/1/2006		2,825	2,777	—	—	4,000	3,912	—	6,825	6,690
Marathon Oil Corp	5.375	6/1/2007		2,725	2,784	—	—	—	—	—	2,725	2,784
Parker & Parsley Petroleum Co	8.875	4/15/2005		—	—	—	—	2,472	2,476	—	2,472	2,476
USX Corp	6.850	3/1/2008		—	—	—	—	5,550	5,899	—	5,550	5,899

Oil and Gas Totals					8,863		—		15,289			24,152

Pipelines			0.4%
Kinder Morgan Energy Partners LP	6.750	3/15/2011		2,200	2,384	—	—	4,325	4,692	—	6,525	7,076

Pipelines Totals					2,384		—		4,692			7,076

TOTAL ENERGY					11,248		—		19,981			31,228

FINANCIALS			15.2%
Banks			2.8%
Fifth Third Bank	2.700	1/30/2007		2,075	2,023	—	—	5,191	5,052	—	7,266	7,075
Key Bank N.A.	4.100	6/30/2005		—	—	—	—	1,980	1,985	—	1,980	1,985
Marshall & Ilsley Corp	4.375	8/1/2009		2,670	2,635	—	—	—	—	—	2,670	2,635
Marshall & Ilsley Corp	5.750	9/1/2006		—	—	—	—	5,000	5,127	—	5,000	5,127
US Bancorp	2.750	3/30/2006		—	—	—	—	11,000	10,872	—	11,000	10,872
US Bancorp	3.125	3/15/2008		5,750	5,561	—	—	—	—	—	5,750	5,561
Wachovia Corp	3.500	8/15/2008		3,720	3,614	—	—	—	—	—	3,720	3,614
Wachovia Corp	3.625	2/17/2009		—	—	—	—	10,000	9,678	—	10,000	9,678
Wells Fargo	3.000	3/10/2008		5,000	4,963	—	—	—	—	—	5,000	4,963

Banks Totals					18,797		—		32,714			51,511

Capital Markets			0.4%
Merrill Lynch & Co.	4.125	1/15/2009		2,500	2,457	—	—	5,500	5,394	—	8,000	7,851

Capital Markets Totals					2,457		—		5,394			7,851

Diversified Financial Services			10.1%
American Express Credit Corp	3.000	5/16/2008		4,000	3,839	—	—	—	—	—	4,000	3,839
American General Finance Corp	3.000	11/15/2006		3,000	2,945	—	—	—	—	—	3,000	2,945
American General Finance Corp	5.875	7/14/2006		—	—	—	—	6,125	6,261	—	6,125	6,261
Bank One N.A.	5.500	3/26/2007		—	—	—	—	9,500	9,745	—	9,500	9,745
Bear Stearns Cos Inc.	3.000	3/30/2006		—	—	—	—	9,500	9,411	—	9,500	9,411
Bear Stearns Cos Inc.	6.500	5/1/2006		2,600	2,671	—	—	—	—	—	2,600	2,671
Capital One Bank	4.875	5/15/2008		1,625	1,638	—	—	2,500	2,518	—	4,125	4,156
Caterpillar Financial Services Corp	3.625	11/15/2007		3,350	3,290	—	—	—	—	—	3,350	3,290
Caterpillar Financial Services Corp	5.950	5/1/2006		—	—	—	—	8,000	8,167	—	8,000	8,167
CIT Group Inc	4.125	2/21/2006		1,700	1,705	—	—	—	—	—	1,700	1,705
CIT Group Inc	5.500	11/30/2007		—	—	—	—	4,000	4,096	—	4,000	4,096
Citigroup Inc	5.500	8/9/2006		—	—	—	—	4,000	4,075	—	4,000	4,075
Citigroup Inc	6.750	12/1/2005		2,700	2,756	—	—	4,000	4,079	—	6,700	6,835
Countrywide Home Loans Inc	2.875	2/15/2007		500	487	—	—	—	—	—	500	487
Countrywide Home Loans Inc	4.125	9/15/2009		—	—	—	—	7,000	6,745	—	7,000	6,745
Diageo Finance BV	3.000	12/15/2006		—	—	—	—	3,000	2,942	—	3,000	2,942
Ford Motor Credit Co	7.375	10/28/2009		4,000	4,033	—	—	7,500	7,533	—	11,500	11,566
General Electric Capital Corp	5.000	2/15/2007		—	—	—	—	5,000	5,076	—	5,000	5,076
General Electric Capital Corp	6.500	12/10/2007		—	—	—	—	11,000	11,585	—	11,000	11,585
General Motors Acceptance Corp	7.750	1/19/2010		2,400	2,323	—	—	5,000	4,802	—	7,400	7,125
Goldman Sachs Group Inc	4.125	1/15/2008		2,560	2,547	—	—	6,000	5,949	—	8,560	8,496
Household Finance Corp	6.400	6/17/2008		3,225	3,396	—	—	7,500	7,908	—	10,725	11,304
John Deere Capital Corp	3.900	1/15/2008		3,000	2,957	—	—	4,000	3,940	—	7,000	6,897
JPMorgan Chase & Co	3.800	10/2/2009		4,000	3,856	—	—	—	—	—	4,000	3,856
Lehman Brothers Holdings Inc	4.000	1/22/2008		2,500	2,473	—	—	7,000	6,909	—	9,500	9,382
Midland Funding II	11.750	7/23/2005		—	—	—	—	635	648	—	635	648

				Columbia Short Term Bond Fund		Nations Short Intermediate Government Fund		Nations Short-Term Income Fund
				Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Morgan Stanley	3.875	1/15/2009		2,400	2,346	—	—	7,000	6,807	—	9,400	9,153
National Rural Utilities Cooperative Finance Corp	6.000	5/15/2006		—	—	—	—	4,000	4,089	—	4,000	4,089
Pemex Finance Ltd	6.550	2/15/2008		—	—	—	—	459	473	—	459	473
Pitney Bowes Credit Corp	5.750	8/15/2008		1,525	1,585	—	—	—	—	—	1,525	1,585
Security Capital Group Inc	7.150	6/15/2007		6,315	6,669	—	—	—	—	—	6,315	6,669
SLM Corp	5.625	4/10/2007		4,000	4,104	—	—	—	—	—	4,000	4,104
Wells Fargo Financial Inc	4.875	6/12/2007		—	—	—	—	4,000	4,063	—	4,000	4,063

Diversified Financial Services Totals					55,618		—		127,822			183,440

Insurance			0.7%
Allstate Financial Global Funding (b)	6.150	2/1/2006		—	—	—	—	1,500	1,528	—	1,500	1,528
Allstate Financial Global Funding II	2.625	10/22/2006		2,950	2,882	—	—	—	—	—	2,950	2,882
Genworth Financial Inc	4.750	6/15/2009		2,010	2,015	—	—	—	—	—	2,010	2,015
Hartford Financial Services Group Inc	2.375	6/1/2006		—	—	—	—	699	683	—	699	683
Prudential Insurance Co of America (b)	6.375	7/23/2006		—	—	—	—	5,000	5,163	—	5,000	5,163

Insurance Totals					4,897		—		7,374			12,271

Investment Companies			0.3%
Credit Suisse First Boston USA Inc	4.625	1/15/2008		1,630	1,639	—	—	4,000	4,018	—	5,630	5,657

Investment Companies Totals					1,639		—		4,018			5,657

Real Estate Investment Trusts			0.1%
Health Care Property Investors Inc	6.875	6/8/2005		2,075	2,087	—	—	—	—	—	2,075	2,087

Real Estate Investment Trusts Totals					2,087		—		—			2,087

Savings and Loans			0.8%
Washington Mutual Inc	4.200	1/15/2010		2,855	2,782	—	—	6,000	5,839	—	8,855	8,621
World Savings Bank	4.125	3/10/2008		2,000	1,984	—	—	3,750	3,716	—	5,750	5,700

Savings and Loans Totals					4,766		—		9,555			14,321

TOTAL FINANCIALS					90,260		—		186,877			277,137

INDUSTRIALS			1.3%
Aerospace/Defense			0.2%
Boeing Co	8.100	11/15/2006		1,820	1,928	—	—	—	—	—	1,820	1,928
United Technologies Corp	4.875	11/1/2006		2,475	2,505	—	—	—	—	—	2,475	2,505

Aerospace/Defense Totals					4,433		—		—			4,433

Building Materials			0.1%
American Standard Inc	7.375	4/15/2005		—	—	—	—	750	751	—	750	751
Hanson Overseas BV	6.750	9/15/2005		—	—	—	—	1,313	1,331	—	1,313	1,331

Building Materials Totals					—		—		2,082			2,082

Environmental Control			0.3%
Waste Management Inc	7.125	10/1/2007		2,430	2,590	—	—	—	—	—	2,430	2,590
Waste Management Inc	7.375	8/1/2010		—	—	—	—	3,000	3,343	—	3,000	3,343

Environmental Control Totals					2,590		—		3,343			5,933

Miscellaneous - Manufacturing			0.1%
Honeywell International Inc	5.125	11/1/2006		1,620	1,648	—	—	—	—	—	1,620	1,648

Miscellaneous - Manufacturing Totals					1,648		—		—			1,648

Packaging and Containers			0.3%
Ball Corp	7.750	8/1/2006		—	—	—	—	2,594	2,675	—	2,594	2,675
Smurfit-Stone Container Corp.	9.750	2/1/2011		—	—	—	—	2,000	2,140	—	2,000	2,140

Packaging and Containers Totals					—		—		4,815			4,815

Transportation			0.3%
CSX Corp	6.460	6/22/2005		2,250	2,265	—	—	—	—	—	2,250	2,265
Canadian National Railway Co	6.450	7/15/2006		910	936	—	—	—	—	—	910	936

				Columbia Short Term Bond Fund		Nations Short Intermediate Government Fund		Nations Short-Term Income Fund
				Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Union Pacific Corp	3.875	2/15/2009		1,825	1,774	—	—	—	—	—	1,825	1,774

Transportation Totals					4,975		—		—			4,975

TOTAL INDUSTRIALS					13,646		—		10,241			23,887

TECHNOLOGY			1.1%
Computers			0.8%
Hewlett-Packard Co	5.500	7/1/2007		—	—	—	—	5,000	5,131	—	5,000	5,131
International Business Machines Corp	2.375	11/1/2006		2,700	2,635	—	—	—	—	—	2,700	2,635
International Business Machines Corp	4.875	10/1/2006		—	—	—	—	5,000	5,067	—	5,000	5,067
Unisys Corp (a)	7.875	4/1/2008		—	—	—	—	1,500	1,508	—	1,500	1,508

Computer Totals					2,635		—		11,706			14,341

Software			0.3%
First Data Corp	4.700	11/1/2006		—	—	—	—	4,775	4,817	—	4,775	4,817

Software Totals					—		—		4,817			4,817

TOTAL TECHNOLOGY					2,635		—		16,522			19,157

UTILITIES			1.5%
Electric			1.1%
AES Corp. (a)	8.500	11/1/2007		—	—	—	—	1,321	1,341	—	1,321	1,341
Exelon Generation Co.	6.950	6/15/2011		1,850	2,037	—	—	—	—	—	1,850	2,037
Kansas Gas & Electric	6.500	8/1/2005		—	—	—	—	2,425	2,450	—	2,425	2,450
Scottish Power PLC (a)	4.910	3/15/2010		2,400	2,403	—	—	4,500	4,501	—	6,900	6,904
Virginia Electric and Power Co	5.375	2/1/2007		2,400	2,450	—	—	1,000	1,020	—	3,400	3,470
Virginia Electric and Power Co	5.750	3/31/2006		—	—	—	—	3,562	3,622	—	3,562	3,622

Electric Totals					6,890		—		12,932			19,823

Electric Utilities			0.2%
Centerpoint Energy Bank (g)	NA	11/11/2005		—	—	—	—	3,000	3,180	—	3,000	3,180

Electric Utilities Totals					—		—		3,180			3,180

Gas			0.2%
Sempra Energy	4.750	5/15/2009		1,150	1,144	—	—	2,660	2,645	—	3,810	3,788

Gas Totals					1,144		—		2,645			3,788

TOTAL UTILITIES					8,034		—		18,757			26,791

TOTAL CORPORATE FIXED-INCOME BONDS & NOTES					177,692		—		391,871			569,563

ASSET-BACKED SECURITIES			16.7%
Aames Mortgage Investment Trust	3.360	1/25/2035		—	—	—	—	17,523	17,578	—	17,523	17,578
ABFS Mortgage Loan Trust	4.428	12/15/2033		134	126	—	—	—	—	—	134	126
Advanta Mortgage Loan Trust	7.750	10/25/2026		62	63	—	—	—	—	—	62	63
American Express Credit Account Master Trust	1.690	1/15/2009		—	—	—	—	4,052	3,947	—	4,052	3,947
AmeriCredit Automobile Receivables Trust	5.370	6/12/2008		439	443	—	—	1,098	1,107	—	1,537	1,550
Amresco Residential Securities Mortgage Loan Trust	3.260	7/25/2028		194	195	—	—	—	—	—	194	195
Amresco Residential Securities Mortgage Loan Trust	3.440	6/25/2027		50	50	—	—	—	—	—	50	50
BMW Vehicle Owner Trust	1.940	2/25/2007		—	—	—	—	4,254	4,236	—	4,254	4,236
BMW Vehicle Owner Trust	2.530	2/25/2008		—	—	—	—	2,000	1,973	—	2,000	1,973
Capital Auto Receivables Asset Trust	2.270	1/17/2006		—	—	—	—	688	688	—	688	688
Capital Auto Receivables Asset Trust	4.180	10/15/2007		—	—	—	—	221	221	—	221	221
Chase Credit Card Master Trust	3.710	7/16/2007		—	—	—	—	3,216	3,217	—	3,216	3,217
Chase Manhattan Auto Owner Trust	1.520	5/15/2007		—	—	—	—	2,881	2,861	—	2,881	2,861
Chase Manhattan Auto Owner Trust	2.080	5/15/2008		—	—	—	—	10,000	9,837	—	10,000	9,837
Chase Manhattan Auto Owner Trust	2.260	11/15/2007		—	—	—	—	1,500	1,484	—	1,500	1,484
Chase Manhattan Auto Owner Trust	2.570	2/16/2010		—	—	—	—	3,953	3,843	—	3,953	3,843
Chase Manhattan Auto Owner Trust	4.240	9/15/2008		—	—	—	—	741	744	—	741	744
CIT Equipment Collateral	2.200	3/20/2008		3,050	3,001	—	—	—	—	—	3,050	3,001
CIT Equipment Collateral	3.970	12/21/2009		—	—	—	—	407	402	—	407	402
CIT Equipment Collateral	4.670	12/21/2009		—	—	—	—	1,955	1,959	—	1,955	1,959
Citibank Credit Card Issuance Trust	2.500	4/7/2008		—	—	—	—	5,000	4,933	—	5,000	4,933

				Columbia Short Term Bond Fund		Nations Short Intermediate Government Fund		Nations Short-Term Income Fund
				Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Citibank Credit Card Issuance Trust	5.650	6/16/2008		—	—	—	—	5,575	5,686	—	5,575	5,686
Citibank Credit Card Issuance Trust	6.900	10/15/2007		—	—	—	—	1,250	1,272	—	1,250	1,272
Cityscape Home Equity Loan Trust	7.380	7/25/2028		182	182	—	—	—	—	—	182	182
Cityscape Home Equity Loan Trust	7.410	5/25/2028		91	91	—	—	—	—	—	91	91
Connecticut RRB Special Purpose Trust	5.360	3/30/2007		—	—	—	—	—	—	—	—	—
Countrywide Asset-Backed Certificates	3.110	8/25/2035		—	—	—	—	10,000	10,000	—	10,000	10,000
Countrywide Asset-Backed Certificates	3.120	7/25/2035		—	—	—	—	19,000	19,000	—	19,000	19,000
Countrywide Asset-Backed Certificates	3.140	8/25/2035		—	—	—	—	17,000	17,000	—	17,000	17,000
Credit-Based Asset Servicing and Securitization	4.134	12/25/2035	(f)	—	—	2,365	2,323	—	—	—	2,365	2,323
Daimler Chrysler Auto Trust	2.580	4/8/2009		—	—	—	—	5,000	4,849	—	5,000	4,849
Daimler Chrysler Auto Trust	4.490	10/6/2008		—	—	—	—	3,881	3,900	—	3,881	3,900
Daimler Chrysler Auto Trust	4.630	12/6/2006		—	—	—	—	807	809	—	807	809
Discover Card Master Trust	5.750	12/15/2008		—	—	—	—	8,500	8,683	—	8,500	8,683
Educap Inc	3.270	9/20/2015		1,151	1,161	—	—	—	—	—	1,151	1,161
First Alliance Mortgage Loan Trust	6.680	6/25/2025		240	240	—	—	—	—	—	240	240
First Alliance Mortgage Loan Trust	8.225	9/20/2027	(e)	—	—	789	788	—	—	—	789	788
First Plus Home Loan Trust	7.720	5/10/2024		—	—	—	—	133	133	—	133	133
Ford Credit Auto Owner Trust	3.140	1/15/2007		—	—	—	—	1,179	1,180	—	1,179	1,180
Ford Credit Auto Owner Trust	3.790	9/15/2006		—	—	—	—	3,034	3,039	—	3,034	3,039
Ford Credit Auto Owner Trust	5.180	10/16/2006		—	—	—	—	1,725	1,736	—	1,725	1,736
GMAC Mortgage Corp Loan Trust	3.970	9/25/2034		—	—	1,900	1,872	—	—	—	1,900	1,872
GSAA Home Equity Trust	4.220	8/25/2034	(i)	—	—	1,090	1,079	—	—	—	1,090	1,079
GSAA Home Equity Trust	4.736	6/25/2034	(i)	—	—	1,900	1,905	—	—	—	1,900	1,905
Harley Davidson Motorcycle Trust	3.090	6/15/2010		1,316	1,298	—	—	1,294	1,285	—	2,610	2,583
Honda Auto Receivables Owner Trust	1.920	11/20/2006		—	—	—	—	1,478	1,473	—	1,478	1,473
Honda Auto Receivables Owner Trust	2.790	3/16/2009		—	—	—	—	4,000	3,909	—	4,000	3,909
Honda Auto Receivables Owner Trust	3.000	5/18/2006		230	230	—	—	—	—	—	230	230
Household Automotive Trust	2.850	3/19/2007		—	—	—	—	623	623	—	623	623
IMC Home Equity Loan Trust	7.080	8/20/2028		124	124	—	—	—	—	—	124	124
IMC Home Equity Loan Trust	7.310	11/20/2028		101	101	—	—	—	—	—	101	101
IMC Home Equity Loan Trust	7.500	4/25/2026		747	761	—	—	—	—	—	747	761
IMC Home Equity Loan Trust	7.520	8/20/2028		525	524	—	—	—	—	—	525	524
Irwin Home Equity	3.190	9/25/2017		—	—	—	—	9,995	9,997	—	9,995	9,997
John Deere Owner Trust	2.320	12/17/2007		—	—	—	—	5,000	4,906	—	5,000	4,906
Keycorp Student Loan Trust	3.471	10/25/2025		12,080	12,173	—	—	—	—	—	12,080	12,173
Keycorp Student Loan Trust	3.739	1/27/2023		3,451	3,476	—	—	—	—	—	3,451	3,476
MBNA Credit Card Master Note Trust	6.550	12/15/2008		—	—	—	—	5,000	5,155	—	5,000	5,155
MMCA Automobile Trust	5.750	6/15/2007		—	—	—	—	181	182	—	181	182
Morgan Stanley ABS Capital	3.100	2/25/2035		—	—	—	—	14,000	14,000	—	14,000	14,000
Morgan Stanley ABS Capital	3.200	5/25/2034		—	—	—	—	10,249	10,249	—	10,249	10,249
Morgan Stanley Dean Witter	3.440	11/25/2032		467	475	—	—	—	—	—	467	475
Nissan Auto Receivables Owner Trust	1.510	8/15/2007		—	—	—	—	1,950	1,933	—	1,950	1,933
Nissan Auto Receivables Owner Trust	2.610	7/15/2008		—	—	—	—	1,500	1,475	—	1,500	1,475
Nissan Auto Receivables Owner Trust	3.330	1/15/2008		—	—	—	—	3,000	2,990	—	3,000	2,990
Nissan Auto Receivables Owner Trust	4.280	10/16/2006		—	—	—	—	1,497	1,500	—	1,497	1,500
Nissan Auto Receivables Owner Trust	4.600	9/17/2007		1,610	1,617	—	—	—	—	—	1,610	1,617
Novastar Home Equity Loan	3.240	5/25/2033		—	—	—	—	10,072	10,118	—	10,072	10,118
Novastar Home Equity Loan	3.390	2/25/2034		1,460	1,464	—	—	—	—	—	1,460	1,464
Oakwood Mortgage Investors Inc	3.320	5/15/2013	(j)	—	—	257	218	—	—	—	257	218
Residential Asset Mortgage Products Inc	3.000	3/25/2035		—	—	—	—	16,000	16,000	—	16,000	16,000
Residential Asset Mortgage Products Inc	3.190	3/25/2033		—	—	—	—	3,300	3,309	—	3,300	3,309
Residential Asset Mortgage Products Inc	3.360	9/25/2033		1,945	1,953	—	—	—	—	—	1,945	1,953
Residential Asset Mortgage Products Inc	3.981	4/25/2029		—	—	930	912	—	—	—	930	912
Residential Funding Mortgage Securities I	3.310	8/25/2033		144	144	—	—	—	—	—	144	144
Residential Funding Mortgage Securities II	4.760	7/25/2028	(f)	—	—	2,180	2,146	—	—	—	2,180	2,146
SLM Student Loan Trust	3.459	1/25/2010		961	962	—	—	—	—	—	961	962
SLM Student Loan Trust	3.789	7/25/2011		6,030	6,033	—	—	—	—	—	6,030	6,033
SLM Student Loan Trust	3.909	1/25/2013		8,950	9,239	—	—	—	—	—	8,950	9,239
Terwin Mortgage Trust	3.300	7/25/2034		—	—	—	—	8,203	8,258	—	8,203	8,258
Toyota Auto Receivables Owner Trust	2.200	3/15/2010		—	—	—	—	4,000	3,934	—	4,000	3,934
Toyota Auto Receivables Owner Trust	4.000	7/15/2008		—	—	—	—	7,389	7,391	—	7,389	7,391

				Columbia Short Term Bond Fund		Nations Short Intermediate Government Fund		Nations Short-Term Income Fund
				Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
USAA Auto Owner Trust	3.910	4/16/2007		—	—	—	—	685	685	—	685	685

TOTAL ASSET-BACKED SECURITIES					46,123		11,244		245,690			303,057

MORTGAGE-BACKED SECURITIES			15.3%
Agency Collateralized Mortgage Obligations			2.1%
Federal Home Loan Mortgage Corp.
	4.000	10/15/2026		7,670	7,545	—	—	7,790	7,663	—	15,460	15,209
	5.500	11/15/2021		—	—	—	—	20,046	20,382	—	20,046	20,382
	5.500	1/15/2023		—	—	1,663	130	—	—	—	1,663	130
	5.500	5/15/2027		—	—	1,773	173	—	—	—	1,773	173
Federal National Mortgage Association	6.000	4/25/2017		—	—	1,483	1,544	—	—	—	1,483	1,544

Agency Collateralized Mortgage Obligations Total					7,545		1,847		28,045			37,438

Mortgage-Backed Obligations			13.3%
Federal Home Loan Mortgage Corp.
	3.000	6/15/2009		2,725	2,717	—	—	—	—	—	2,725	2,717
	4.000	5/1/2011		5,906	5,812	—	—	—	—	—	5,906	5,812
	4.000	6/1/2011		—	—	—	—	26,589	26,165	—	26,589	26,165
	4.000	9/15/2015		3,980	3,924	—	—	—	—	—	3,980	3,924
	4.500	10/1/2014		—	—	—	—	22,035	21,726	—	22,035	21,726
	4.500	5/1/2019		766	751	—	—	—	—	—	766	751
	4.500	5/1/2019		25,550	25,037	—	—	—	—	—	25,550	25,037
	4.500	11/1/2019		7,748	7,592	—	—	—	—	—	7,748	7,592
	4.500	12/1/2019		255	250	—	—	—	—	—	255	250
	4.500	1/1/2020		3,754	3,679	—	—	—	—	—	3,754	3,679
	5.000	9/1/2019		5,142	5,148	—	—	—	—	—	5,142	5,148
	5.000	5/1/2034		1,832	1,794	—	—	—	—	—	1,832	1,794
	5.500	5/1/2017		274	280	—	—	—	—	—	274	280
	5.500	9/1/2017		977	998	—	—	—	—	—	977	998
	5.500	12/1/2017		4,684	4,785	—	—	—	—	—	4,684	4,785
	5.500	1/1/2019		22	22	—	—	—	—	—	22	22
	5.500	7/1/2019		843	861	—	—	—	—	—	843	861
	6.000	10/1/2006		83	84	—	—	—	—	—	83	84
	6.000	3/1/2017		143	148	—	—	—	—	—	143	148
	6.000	4/1/2017		147	152	—	—	—	—	—	147	152
	6.000	8/1/2017		432	446	—	—	—	—	—	432	446
	6.000	6/15/2031		1,093	1,116	—	—	—	—	—	1,093	1,116
	6.750	3/15/2031		—	—	750	915	—	—	—	750	915
	7.000	5/1/2019		1	1	—	—	—	—	—	1	1
	7.000	6/15/2022		208	208	—	—	—	—	—	208	208
	7.500	9/1/2015		198	208	—	—	—	—	—	198	208
	8.500	9/15/2006		28	28	—	—	—	—	—	28	28
	8.500	7/1/2030		159	173	—	—	—	—	—	159	173
Federal National Mortgage Association
	0.000	5/25/2023		1,295	982	—	—	—	—	—	1,295	982
	3.570	9/25/2018		2,828	2,841	—	—	—	—	—	2,828	2,841
	4.500	11/1/2014		—	—	—	—	4,807	4,758	—	4,807	4,758
	5.000	4/25/2031		6,171	6,174	—	—	—	—	—	6,171	6,174
	5.500	8/25/2017		—	—	1,590	1,614	—	—	—	1,590	1,614
	5.500	2/1/2018		3,436	3,506	—	—	—	—	—	3,436	3,506
	5.875	2/2/2006		—	—	—	—	8,959	9,115	—	8,959	9,115
	6.000	3/1/2009		380	386	—	—	—	—	—	380	386
	6.000	5/1/2009		88	89	—	—	—	—	—	88	89
	6.000	1/1/2014		168	173	—	—	—	—	—	168	173
	6.000	1/25/2016		251	252	—	—	—	—	—	251	252
	6.000	2/1/2017		817	845	—	—	—	—	—	817	845
	6.000	5/1/2017		382	395	—	—	—	—	—	382	395
	6.000	12/18/2027		105	105	—	—	—	—	—	105	105
	6.500	3/1/2012		77	81	—	—	—	—	—	77	81
	6.500	7/1/2032		38	40	—	—	—	—	—	38	40

					Columbia Short Term Bond Fund		Nations Short Intermediate Government Fund		Nations Short-Term Income Fund
					Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
					Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
	7.500	11/1/2009			—	—	—	—	63	64	—	63	64
	7.500	8/1/2015			146	154	—	—	—	—	—	146	154
	8.000	10/25/2006			10	10	—	—	—	—	—	10	10
	8.000	5/1/2015			164	173	—	—	—	—	—	164	173
	8.000	8/1/2030			59	64	—	—	—	—	—	59	64
	8.000	5/1/2031			56	61	—	—	—	—	—	56	61
	8.000	7/1/2031			114	122	—	—	—	—	—	114	122
	9.000	4/1/2016			—	—	889	946	—	—	—	889	946
Government National Mortgage Association
	6.500	9/15/2013			180	189	—	—	—	—	—	180	189
	6.500	3/15/2032			8	8	—	—	—	—	—	8	8
	6.500	11/15/2033			710	742	—	—	—	—	—	710	742
	7.000	4/15/2029			24	25	—	—	—	—	—	24	25
	7.000	4/15/2029			126	134	—	—	—	—	—	126	134
	7.000	8/15/2029			7	8	—	—	—	—	—	7	8
	7.000	11/15/2013			147	155	—	—	—	—	—	147	155
	3.375	4/20/2022	(j)		—	—	—	—	1,570	1,592	—	1,570	1,592
	3.500	12/20/2026			8,195	8,141	—	—	—	—	—	8,195	8,141
	5.000	5/16/2027			748	752	—	—	—	—	—	748	752
TBA’s
Federal Home Loan Mortgage Corp.
	4.500	3/15/2020	(c)		—	—	—	—	18,000	17,618	—	18,000	17,618
Federal National Mortgage Association
	4.500	4/15/2005			—	—	15,000	14,663	—	—	—	15,000	14,663
	5.000	4/15/2020	(c)		—	—	—	—	30,000	29,972	—	30,000	29,972
	5.500	4/15/2020			—	—	15,000	15,281	—	—	—	15,000	15,281
Government National Mortgage Association
	3.375	4/20/2022			—	—	2,371	2,398	—	—	—	2,371	2,398
	3.375	6/20/2029			—	—	1,434	1,459	—	—	—	1,434	1,459

Mortgage-Backed Obligations Total						92,819		37,275		111,009			241,104

TOTAL MORTGAGE-BACKED SECURITIES						100,364		39,123		139,054			278,541

INVESTMENT MANAGEMENT COMPANY				4.5%
Nations Cash Reserves (d)	NA	NA			—	—	163,539	3,044	103,036	79,684	—	266,575	82,728

TOTAL INVESTMENT MANAGEMENT COMPANY						—		3,044		79,684			82,728

COLLATERALIZED MORTGAGE OBLIGATIONS				10.2%
Bank of America Mortgage Securities	5.250	2/25/2018			1,835	1,838	—	—	—	—	—	1,835	1,838
Bear Stearns Adjustable Rate Mortgage Trust	3.515	6/25/2034			3,583	3,662	—	—	—	—	—	3,583	3,662
Bear Stearns Alternative Trust	3.370	9/25/2034			0	0	—	—	—	—	—	0	0
Bear Stearns Asset Backed Securities Inc	3.420	10/25/2034			—	—	—	—	13,472	13,504	—	13,472	13,504
Citigroup Commercial Mortgage Trust	4.733	10/15/2041			—	—	1,820	1,772	—	—	—	1,820	1,772
Countrywide Alternative Loan Trust	3.420	3/25/2034			1,438	1,437	—	—	—	—	—	1,438	1,437
Countrywide Home Loan Mortgage Pass Through Trust	3.420	8/25/2018			9,793	9,741	—	—	—	—	—	9,793	9,741
Countrywide Home Loan Mortgage Pass Through Trust	3.520	3/25/2034			7,003	7,010	—	—	—	—	—	7,003	7,010
Countrywide Home Loan Mortgage Pass Through Trust	5.000	1/25/2018			812	812	—	—	—	—	—	812	812
Countrywide Home Loan Mortgage Pass Through Trust	5.750	1/25/2033			23	23	—	—	—	—	—	23	23
First Horizon Asset Securities Inc	3.470	6/25/2018			2,225	2,234	—	—	—	—	—	2,225	2,234
First Horizon Asset Securities Inc	3.520	3/25/2018			6,488	6,521	—	—	—	—	—	6,488	6,521
GMAC Mortgage Corp Loan Trust	3.520	5/25/2018			4,418	4,418	—	—	—	—	—	4,418	4,418
Homebanc Mortgage Trust	3.390	12/25/2034			—	—	—	—	14,416	14,443	—	14,416	14,443
IMPAC CMB Trust	3.340	3/25/2035			—	—	—	—	17,330	17,330	—	17,330	17,330
IMPAC Secured Assets CMN Owner Trust	3.290	2/25/2035			—	—	—	—	22,000	21,989	—	22,000	21,989
Merrill Lynch Mortgage Investors Inc	0.896	12/15/2030			—	—	15,534	469	—	—	—	15,534	469
MortgageIT Trust	3.390	12/25/2034			—	—	—	—	17,438	17,466	—	17,438	17,466
Nationslink Funding Corp	6.888	11/10/2030			2,630	2,760	—	—	—	—	—	2,630	2,760
Ocwen Residential MBS Corp	7.000	10/25/2040			123	124	—	—	—	—	—	123	124
PNC Mortgage Acceptance Corp	5.910	3/12/2034			—	—	3,249	3,359	—	—	—	3,249	3,359
PNC Mortgage Securities Corp	0.000	4/28/2027			11	11	—	—	—	—	—	11	11
Residential Accredit Loans Inc	3.420	6/25/2034			9,417	9,417	—	—	—	—	—	9,417	9,417

					Columbia Short Term Bond Fund		Nations Short Intermediate Government Fund		Nations Short-Term Income Fund
					Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
					Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Residential Accredit Loans Inc	3.620	7/25/2032			155	155	—	—	—	—	—	155	155
Residential Asset Securitization Trust	3.470	2/25/2034			10,207	10,207	—	—	—	—	—	10,207	10,207
Residential Funding Mortgage Securities I	3.420	7/25/2018			9,120	9,132	—	—	—	—	—	9,120	9,132
SACO I Inc	7.000	8/25/2036			661	663	—	—	—	—	—	661	663
Sears Corp.	8.500	4/1/2017			100	100	—	—	—	—	—	100	100
Small Business Administration	3.375	6/25/2022			527	527	—	—	—	—	—	527	527
Small Business Administration Participation Certificates	4.880	11/1/2024			—	—	5,000	4,944	—	—	—	5,000	4,944
Structured Asset Securities Corp	5.500	7/25/2033			347	347	—	—	—	—	—	347	347
Structured Asset Securities Corp	5.500	5/25/2033			489	486	—	—	—	—	—	489	486
Structured Asset Securities Corp	5.750	4/25/2033			3,970	3,977	—	—	—	—	—	3,970	3,977
Structured Asset Securities Corp	6.000	9/25/2032			210	208	—	—	—	—	—	210	208
Washington Mutual Mortgage Securities Corp.	3.520	3/25/2018			3,950	3,971	—	—	—	—	—	3,950	3,971
Washington Mutual Mortgage Securities Corp.	3.520	6/25/2018			3,453	3,471	—	—	—	—	—	3,453	3,471
Wells Fargo Mortgage Backed Securities Trust	5.250	8/25/2033			6,148	6,201	—	—	—	—	—	6,148	6,201

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS						89,456		10,544		84,731			184,731

GOVERNMENT AGENCIES AND OBLIGATIONS				21.8%
Foreign Government Bonds				1.5%
A.I.D. Morocco	3.431	5/1/2023			463	457	—	—	—	—	—	463	457
Canadian Government Bond	6.750	8/28/2006			1,000	1,041	—	—	—	—	—	1,000	1,041
Province of Ontario	3.500	9/17/2007			3,500	3,445	—	—	—	—	—	3,500	3,445
Province of Quebec Canada	5.500	4/11/2006			—	—	—	—	3,368	3,435	—	3,368	3,435
Province of Quebec Canada	6.500	1/17/2006			1,100	1,124	—	—	—	—	—	1,100	1,124
Republic of Italy	2.500	3/31/2006			1,950	1,929	—	—	—	—	—	1,950	1,929
Swedish Export Credit	2.875	1/26/2007			—	—	—	—	5,000	4,897	—	5,000	4,897
United Mexican States	4.625	10/8/2008			3,600	3,548	—	—	7,000	6,913	—	10,600	10,460

Foreign Government Bonds Totals						11,544		—		15,244			26,788

U.S. Government Agencies and Obligations				20.3%
Federal Farm Credit Bank
	2.625	9/17/2007			—	—	700	676	—	—	—	700	676
	4.900	3/21/2006			—	—	8,000	8,088	—	—	—	8,000	8,088
Federal Home Loan Bank
	1.500	5/13/2005			—	—	1,500	1,497	—	—	—	1,500	1,497
	2.000	2/13/2006			—	—	6,000	5,919	—	—	—	6,000	5,919
	2.250	9/13/2005			5,300	5,278	—	—	—	—	—	5,300	5,278
	2.625	7/15/2008			—	—	1,000	951	—	—	—	1,000	951
	3.000	5/15/2006			500	496	—	—	—	—	—	500	496
	3.625	11/14/2008			—	—	2,500	2,444	—	—	—	2,500	2,444
	3.875	6/14/2013	(a)		—	—	5,050	4,778	—	—	—	5,050	4,778
	4.500	11/15/2012	(a)		—	—	5,500	5,454	—	—	—	5,500	5,454
	4.875	5/15/2007			—	—	2,250	2,288	—	—	—	2,250	2,288
Federal Home Loan Mortgage Corporation
	1.500	8/15/2005			—	—	2,000	1,989	—	—	—	2,000	1,989
	2.125	11/15/2005			—	—	3,500	3,471	—	—	—	3,500	3,471
	3.875	1/12/2009	(a)		—	—	5,000	4,899	—	—	—	5,000	4,899
	4.375	7/30/2009			—	—	15,000	14,755	—	—	—	15,000	14,755
	4.750	12/8/2010			—	—	17,000	16,928	—	—	—	17,000	16,928
Federal National Mortgage Association
	2.375	2/15/2007	(a)		—	—	20,400	19,819	—	—	—	20,400	19,819
	4.125	4/15/2014	(a)		—	—	3,000	2,848	—	—	—	3,000	2,848
	4.625	10/15/2013	(a)		—	—	4,000	3,945	—	—	—	4,000	3,945
	5.000	1/15/2007			—	—	5,900	6,007	—	—	—	5,900	6,007
	5.375	11/15/2011			—	—	2,000	2,076	—	—	—	2,000	2,076
	6.125	3/15/2012			—	—	3,000	3,246	—	—	—	3,000	3,246
	6.625	11/15/2010			—	—	3,400	3,739	—	—	—	3,400	3,739
U.S. Treasury Inflation Index Note	3.625	1/15/2008	(a)		14,276	15,354	—	—	30,098	32,370	—	44,374	47,724
U.S. Treasury Bond
	6.250	8/15/2023	(a)		—	—	4,850	5,647	—	—	—	4,850	5,647
	6.875	8/15/2025			—	—	1,025	1,286	—	—	—	1,025	1,286

					Columbia Short Term Bond Fund		Nations Short Intermediate Government Fund		Nations Short-Term Income Fund
					Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
					Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
U.S. Treasury Note
	2.000	8/31/2005	(a)		—	—	21,800	21,708	—	—	—	21,800	21,708
	2.875	11/30/2006	(a)		—	—	52,500	51,786	—	—	—	52,500	51,786
	3.000	11/15/2007	(a)		—	—	21,215	20,754	—	—	—	21,215	20,754
	3.125	9/15/2008	(a)		—	—	—	—	18,000	17,477	—	18,000	17,477
	3.375	10/15/2009	(a)		4,000	3,873	—	—	—	—	—	4,000	3,873
	3.500	11/15/2006	(a)		4,140	4,127	—	—	—	—	—	4,140	4,127
	3.625	1/15/2010	(a)		—	—	65,070	63,512	—	—	—	65,070	63,512
	4.250	11/15/2014	(a)		—	—	9,955	9,749	—	—	—	9,955	9,749

U.S. Government Agencies and Obligations Totals						29,127		290,260		49,847			369,234

TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS						40,671		290,260		65,091			396,022

SHORT-TERM OBLIGATIONS				4.6%
U.S. Government Agencies and Obligations				3.3%
Federal Home Loan Bank Discount Note	0.000				—	—	—	—	30,000	29,985	—	30,000	29,985
Federal Home Loan Bank Discount Note	0.000				—	—	30,000	29,960	—	—	—	30,000	29,960

U.S. Government Agencies and Obligations Totals						—		29,960		29,985			59,945

Repurchase Agreements (h)				11.4%

Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.45% collateralized by a U.S. Treasury Bond maturing 08/25/22 market value of $22,806 (repurchase proceeds $22,806)					22,806	22,806						22,806	22,806

Repurchase agreement with ABN AMRO, Inc. dated 03/31/05 due 04/01/05 at 2.830%, collateralized by U.S. Government Agency securities with various maturities to 05/15/29, market value $29,642 (repurchase proceeds $29,365)							29,363	29,365				29,363	29,365

Repurchase agreement with ABN AMRO, Inc. dated 03/31/05 due 04/01/05 at 2.830%, collateralized by U.S. Government Agency securities with various maturities to 05/15/29, market value $6,264 (repurchase proceeds $6,205)									6,205	6,205		6,205	6,205

Repurchase agreement with Credit Suisse First Boston Corp. dated 03/31/05, due 04/01/05 at 2.849% collateralized by U.S. Government Agency securities with various maturities to 11/15/30, market value $50,292 (repurchase proceeds $50,015)							50,011	50,015				50,011	50,015

Repurchase agreement with Wachovia Capital Markets dated 03/31/05 due 04/01/05 at 2.840%, collateralized by U.S. Government Agency securities with various maturities to 05/20/33, market value $7,544 (repurchase proceeds $7,447)									7,446	7,447		7,446	7,447

Repurchase agreement with Wachovia Capital Markets dated 03/31/05 due 04/01/05 at 2.840%, collateralized by U.S. Government Agency securities with various maturities to 05/20/33, market value $35,699 (repurchase proceeds $35,239)							35,236	35,239				35,236	35,239

Repurchase agreement with Wachovia Capital Markets dated 03/31/05 due 04/01/05 at 2.920%, collateralized by U.S. Government Agency securities with various maturities to 03/231/35, market value $9,848 (repurchase proceeds $9,696)									9,695	9,696		9,695	9,696

Repurchase agreement with Wachovia Capital Markets dated 03/31/05 due 04/01/05 at 2.920%, collateralized by U.S. Government Agency securities with various maturities to 03/31/35, market value $46,597 (repurchase proceeds $45,877)							45,873	45,877				45,873	45,877

Repurchase Agreement Totals						22,806		160,496		23,348			206,649

TOTAL SHORT-TERM OBLIGATIONS						22,806		190,456		53,332			266,594

Total Investments				104.3%		477,112		544,671		1,059,454			2,081,237
Other Assets & Liabilities, net				-14.4%		1,679		(188,830)		(75,353)	(120)		(262,624)

Net Assets				100.0%		478,791		355,841		984,101	(120)		1,818,613

Investments at cost						481,426		548,523		1,072,165			2,102,114

Notes to Investment Portfolio:

(a)	All or a portion of this security was on loan at March 31, 2005. The aggregate cost and Market value of securities on loan at March 31, 2005 is $181,527 and $178,957, respectively.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $6,691, which represents 0.3% of net assets.

(c)	Security, or a portion thereof, purchased on a delayed delivery basis.

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(e)	Security pledged as collateral for open futures contracts and TBAs.

(f)	Step bond.

(g)	Loan participation agreement.

(h)	This amount represents cash collateral received from securities lending activity.

(i)	Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at March 31, 2005.

(j)	Floating rate note. The interest rate shown reflects the rate as of March 31, 2005.

(k)	Cost for federal income tax purposes is $458,621 for the Columbia Short Term Bond Fund, $548,566 for the Nations Short Intermediate Government Fund, $1,072,165 for the Nations Short Term Income Fund, and $2,079,352 for the funds combined.

ACRONYM
TBA — To be announced

Futures contracts
At March 31, 2005 the following fund had future contracts open:

		value of contract	market value	unrealized appreciation
Short Intermediate Government Fund	number of contracts	when opened	of contracts	(depreciation)

U.S. 5 year Treasury Note Futures (long position) expiring June 2005	10	1,076	1,070	(6)
U.S. 10 year Treasury Note Futures (long position) expiring June 2005	183	20,166	19,996	(170)
U.S. 5 year Treasury Bond Futures (short position) expiring June 2005	(83)	(9,396)	(9,244)	152

Total net unrealized depreciation				(24)

Pro Forma Combining Portfolio of Investments (Unaudited)
As of 3/31/05

				Columbia Short Term Bond Fund		Nations Short-Term Income Fund
				Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
CORPORATE FIXED-INCOME BONDS & NOTES			39.6%
BASIC MATERIALS			0.7%
Chemicals			0.2%
Equistar Chemicals LP	6.500	2/15/2006		—	—	2,500	2,525	—	2,500	2,525
Lyondell Chemical Co	9.875	5/1/2007		—	—	963	987	—	963	987

Chemicals Total					—		3,512			3,512

Forest Products and Paper			0.5%
International Paper Co	4.250	1/15/2009		—	—	4,000	3,946	—	4,000	3,946
Louisiana-Pacific Corp	8.500	8/15/2005		—	—	2,750	2,790	—	2,750	2,790

Forest Products and Paper Total					—		6,736			6,736

TOTAL BASIC MATERIALS					—		10,248			10,248

COMMUNICATIONS			4.4%
Media			2.0%
Comcast Cable Communications	6.375	1/30/2006		—	—	2,510	2,554	—	2,510	2,554
Gannett Co Inc	4.950	4/1/2005		2,000	2,000	—	—	—	2,000	2,000
Gannett Co Inc	5.500	4/1/2007		—	—	5,000	5,124	—	5,000	5,124
Jones Intercable Inc	7.625	4/15/2008		1,875	2,020	—	—	—	1,875	2,020
Lenfest Communications Inc	8.375	11/1/2005		—	—	2,750	2,813	—	2,750	2,813
Reed Elsevier Capital Inc	7.000	5/15/2005		—	—	1,000	1,004	—	1,000	1,004
TCI Communications	7.250	8/1/2005		1,125	1,138	—	—	—	1,125	1,138
Time Warner Inc	6.125	4/15/2006		2,460	2,512	—	—	—	2,460	2,512
Time Warner Inc	8.110	8/15/2006		—	—	4,641	4,862	—	4,641	4,862
Viacom Inc	5.625	5/1/2007		—	—	3,500	3,582	—	3,500	3,582

Media Total					7,670		19,940			27,610

Telecommunications			2.3%
Cingular Wireless Services Inc	7.500	5/1/2007		1,970	2,095	—	—	—	1,970	2,095
Deutsche Telekom International Finance BV (f)	8.500	6/15/2010		1,450	1,675	4,000	4,600	—	5,450	6,276
GTE Southwest Inc	6.000	1/15/2006		3,725	3,791	—	—	—	3,725	3,791
SBC Communications Inc	5.750	5/2/2006		1,600	1,629	3,000	3,055	—	4,600	4,684
Sprint Capital Corp	6.375	5/1/2009		1,250	1,321	2,500	2,641	—	3,750	3,961
Verizon Global Funding Corp	7.250	12/1/2010		—	—	6,000	6,659	—	6,000	6,659
Verizon Global Funding Corp	7.600	3/15/2007		600	636	—	—	—	600	636
Vodafone Group PLC	7.750	2/15/2010		2,350	2,649	4,000	4,518	—	6,350	7,167

Telecommunications Total					11,702		21,472			33,174

TOTAL COMMUNICATIONS					21,467		41,412			62,879

CONSUMER CYCLICAL			4.0%
Auto Manufacturers			0.6%
DaimlerChrysler NA Holding Corp	4.750	1/15/2008		1,575	1,573	3,000	2,986	—	4,575	4,559
Toyota Motor Credit Corp	2.800	1/18/2006		—	—	4,000	3,968	—	4,000	3,968

Auto Manufacturers Totals					1,573		6,954			8,527

Auto Parts and Equipment			0.1%
Lear Corp	7.960	5/15/2005		—	—	1,500	1,507	—	1,500	1,507

Auto Parts and Equipment Total					—		1,507			1,507

				Columbia Short Term Bond Fund		Nations Short-Term Income Fund
				Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Home Builders			0.4%
DR Horton Inc	10.500	4/1/2005		—	—	1,675	1,675	—	1,675	1,675
KB Home	9.500	2/15/2011		—	—	2,000	2,118	—	2,000	2,118
Toll Corp	8.000	5/1/2009		—	—	2,000	2,030	—	2,000	2,030

Home Builders Totals					—		5,823			5,823

Housewares			0.5%
Newell Rubbermaid Inc	2.000	5/1/2005		3,725	3,722	4,000	3,994	—	7,725	7,716

Housewares Totals					3,722		3,994			7,716

Lodging			0.8%
Ameristar Casinos Inc	10.750	2/15/2009		—	—	2,000	2,185	—	2,000	2,185
Harrah’s Operating Co Inc	7.875	12/15/2005		—	—	2,000	2,040	—	2,000	2,040
HMH Properties Inc	7.875	8/1/2008		—	—	702	716	—	702	716
ITT Corp	6.750	11/15/2005		—	—	1,500	1,511	—	1,500	1,511
MGM Mirage	7.250	10/15/2006		—	—	1,500	1,549	—	1,500	1,549
Park Place Entertainment	7.875	12/15/2005		—	—	2,895	2,957	—	2,895	2,957

Lodging Totals					—		10,958			10,958

Retail			1.4%
Costco Wholesale Corp	5.500	3/15/2007		640	656	—	—	—	640	656
Home Depot Inc (a)	5.375	4/1/2006		—	—	5,000	5,062	—	5,000	5,062
Lowe’s Companies Inc	7.500	12/15/2005		1,675	1,716	—	—	—	1,675	1,716
Target Corp	5.950	5/15/2006		1,000	1,022	5,000	5,103	—	6,000	6,126
Wal-Mart Stores Inc	4.000	1/15/2010		—	—	7,485	7,285	—	7,485	7,285

Retail Totals					3,394		17,450			20,844

Toys/Games/Hobbies			0.2%
Hasbro Inc	5.600	11/1/2005		—	—	2,306	2,325	—	2,306	2,325

Toys/Games/Hobbies Totals					—		2,325			2,325

TOTAL CONSUMER CYCLICAL					8,689		49,011			57,700

CONSUMER NON-CYCLICAL			4.2%
Beverages			0.9%
Bottling Group LLC	2.450	10/16/2006		4,300	4,202	—	—	—	4,300	4,202
Coca-Cola Enterprises Inc	5.750	11/1/2008		2,275	2,361	—	—	—	2,275	2,361
Constellation Brands Inc	8.625	8/1/2006		—	—	2,000	2,090	—	2,000	2,090
Diageo Capital PLC	3.500	11/19/2007		—	—	5,000	4,909	—	5,000	4,909

Beverages Totals					6,563		6,999			13,561

Cosmetics/Personal Care			0.5%
Procter & Gamble Co	4.750	6/15/2007		725	735	5,950	6,032	—	6,675	6,767

Cosmetics/Personal Care Totals					735		6,032			6,767

Food			1.3%
General Mills Inc	2.625	10/24/2006		2,800	2,738	—	—	—	2,800	2,738
General Mills Inc	5.125	2/15/2007		—	—	5,710	5,806	—	5,710	5,806
Kellogg Co	6.000	4/1/2006		1,250	1,275	1,900	1,934	—	3,150	3,209

				Columbia Short Term Bond Fund		Nations Short-Term Income Fund
				Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Kroger Co	7.650	4/15/2007		1,585	1,689	—	—	—	1,585	1,689
Kroger Co	7.800	8/15/2007		—	—	2,860	3,062	—	2,860	3,062
Safeway Inc	4.950	8/16/2010		1,900	1,882	—	—	—	1,900	1,882

Food Totals					7,584		10,802			18,386

Healthcare Services			0.7%
UnitedHealth Group Inc	3.375	8/15/2007		1,415	1,384	4,000	3,917	—	5,415	5,301
WellPoint Inc	4.875	8/1/2005		2,225	2,235	—	—	—	2,225	2,235
WellPoint Health Networks	6.375	6/15/2006		—	—	3,000	3,076	—	3,000	3,076

Healthcare Services Totals					3,619		6,993			10,612

Household Products/Wares			0.2%
Fortune Brands Inc	2.875	12/1/2006		3,275	3,213	—	—	—	3,275	3,213

Household Products/Wares Totals					3,213		—			3,213

Pharmaceuticals			0.6%
Abbott Laboratories	5.625	7/1/2006		—	—	5,000	5,093	—	5,000	5,093
GlaxoSmithKline Capital PLC	2.375	4/16/2007		—	—	3,000	2,903	—	3,000	2,903

Pharmaceuticals Totals					—		7,996			7,996

TOTAL CONSUMER NON-CYCLICAL					21,713		38,822			60,535

ENERGY			2.3%
Oil and Gas			1.7%
BP Capital Markets	4.000	4/29/2005		—	—	3,000	3,002	—	3,000	3,002
ChevronTexaco Capital Co	3.500	9/17/2007		3,350	3,302	—	—	—	3,350	3,302
Devon Energy Corp	2.750	8/1/2006		2,825	2,777	4,000	3,912	—	6,825	6,690
Marathon Oil Corp	5.375	6/1/2007		2,725	2,784	—	—	—	2,725	2,784
Parker & Parsley Petroleum Co	8.875	4/15/2005		—	—	2,472	2,476	—	2,472	2,476
USX Corp	6.850	3/1/2008		—	—	5,550	5,899	—	5,550	5,899

Oil and Gas Totals					8,863		15,289			24,152

Pipelines			0.5%
Kinder Morgan Energy Partners LP	6.750	3/15/2011		2,200	2,384	4,325	4,692	—	6,525	7,076

Pipelines Totals					2,384		4,692			7,076

TOTAL ENERGY					11,248		19,981			31,228

FINANCIALS			19.3%
Banks			3.6%
Fifth Third Bank	2.700	1/30/2007		2,075	2,023	5,191	5,052	—	7,266	7,075
Key Bank N.A.	4.100	6/30/2005		—	—	1,980	1,985	—	1,980	1,985
Marshall & Ilsley Corp	4.375	8/1/2009		2,670	2,635	—	—	—	2,670	2,635
Marshall & Ilsley Corp	5.750	9/1/2006		—	—	5,000	5,127	—	5,000	5,127
US Bancorp	2.750	3/30/2006		—	—	11,000	10,872	—	11,000	10,872
US Bancorp	3.125	3/15/2008		5,750	5,561	—	—	—	5,750	5,561
Wachovia Corp	3.500	8/15/2008		3,720	3,614	—	—	—	3,720	3,614
Wachovia Corp	3.625	2/17/2009		—	—	10,000	9,678	—	10,000	9,678
Wells Fargo	3.000	3/10/2008		5,000	4,963	—	—	—	5,000	4,963

Banks Totals					18,797		32,714			51,511

				Columbia Short Term Bond Fund		Nations Short-Term Income Fund
				Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Capital Markets			0.5%
Merrill Lynch & Co.	4.125	1/15/2009		2,500	2,457	5,500	5,394	—	8,000	7,851

Capital Markets Totals					2,457		5,394			7,851

Diversified Financial Services			12.8%
American Express Credit Corp	3.000	5/16/2008		4,000	3,839	—	—	—	4,000	3,839
American General Finance Corp	3.000	11/15/2006		3,000	2,945	—	—	—	3,000	2,945
American General Finance Corp	5.875	7/14/2006		—	—	6,125	6,261	—	6,125	6,261
Bank One N.A.	5.500	3/26/2007		—	—	9,500	9,745	—	9,500	9,745
Bear Stearns Cos Inc.	3.000	3/30/2006		—	—	9,500	9,411	—	9,500	9,411
Bear Stearns Cos Inc.	6.500	5/1/2006		2,600	2,671	—	—	—	2,600	2,671
Capital One Bank	4.875	5/15/2008		1,625	1,638	2,500	2,518	—	4,125	4,156
Caterpillar Financial Services Corp	3.625	11/15/2007		3,350	3,290	—	—	—	3,350	3,290
Caterpillar Financial Services Corp	5.950	5/1/2006		—	—	8,000	8,167	—	8,000	8,167
CIT Group Inc	4.125	2/21/2006		1,700	1,705	—	—	—	1,700	1,705
CIT Group Inc	5.500	11/30/2007		—	—	4,000	4,096	—	4,000	4,096
Citigroup Inc	5.500	8/9/2006		—	—	4,000	4,075	—	4,000	4,075
Citigroup Inc	6.750	12/1/2005		2,700	2,756	4,000	4,079	—	6,700	6,835
Countrywide Home Loans Inc	2.875	2/15/2007		500	487	—	—	—	500	487
Countrywide Home Loans Inc	4.125	9/15/2009		—	—	7,000	6,745	—	7,000	6,745
Diageo Finance BV	3.000	12/15/2006		—	—	3,000	2,942	—	3,000	2,942
Ford Motor Credit Co	7.375	10/28/2009		4,000	4,033	7,500	7,533	—	11,500	11,566
General Electric Capital Corp	5.000	2/15/2007		—	—	5,000	5,076	—	5,000	5,076
General Electric Capital Corp	6.500	12/10/2007		—	—	11,000	11,585	—	11,000	11,585
General Motors Acceptance Corp	7.750	1/19/2010		2,400	2,323	5,000	4,802	—	7,400	7,125
Goldman Sachs Group Inc	4.125	1/15/2008		2,560	2,547	6,000	5,949	—	8,560	8,496
Household Finance Corp	6.400	6/17/2008		3,225	3,396	7,500	7,908	—	10,725	11,304
John Deere Capital Corp	3.900	1/15/2008		3,000	2,957	4,000	3,940	—	7,000	6,897
JPMorgan Chase & Co	3.800	10/2/2009		4,000	3,856	—	—	—	4,000	3,856
Lehman Brothers Holdings Inc	4.000	1/22/2008		2,500	2,473	7,000	6,909	—	9,500	9,382
Midland Funding II	11.750	7/23/2005		—	—	635	648	—	635	648
Morgan Stanley	3.875	1/15/2009		2,400	2,346	7,000	6,807	—	9,400	9,153
National Rural Utilities Cooperative Finance Corp	6.000	5/15/2006		—	—	4,000	4,089	—	4,000	4,089
Pemex Finance Ltd	6.550	2/15/2008		—	—	459	473	—	459	473
Pitney Bowes Credit Corp	5.750	8/15/2008		1,525	1,585	—	—	—	1,525	1,585
Security Capital Group Inc	7.150	6/15/2007		6,315	6,669	—	—	—	6,315	6,669
SLM Corp	5.625	4/10/2007		4,000	4,104	—	—	—	4,000	4,104
Wells Fargo Financial Inc	4.875	6/12/2007		—	—	4,000	4,063	—	4,000	4,063

Diversified Financial Services Totals					55,618		127,822			183,440

Insurance			0.9%
Allstate Financial Global Funding (b)	6.150	2/1/2006		—	—	1,500	1,528	—	1,500	1,528
Allstate Financial Global Funding II	2.625	10/22/2006		2,950	2,882	—	—	—	2,950	2,882
Genworth Financial Inc	4.750	6/15/2009		2,010	2,015	—	—	—	2,010	2,015
Hartford Financial Services Group Inc	2.375	6/1/2006		—	—	699	683	—	699	683
Prudential Insurance Co of America (b)	6.375	7/23/2006		—	—	5,000	5,163	—	5,000	5,163

Insurance Totals					4,897		7,374			12,271

Investment Companies			0.4%
Credit Suisse First Boston USA Inc	4.625	1/15/2008		1,630	1,639	4,000	4,018	—	5,630	5,657

				Columbia Short Term Bond Fund		Nations Short-Term Income Fund
				Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)

Investment Companies Totals					1,639		4,018			5,657

Real Estate Investment Trusts			0.1%
Health Care Property Investors Inc	6.875	6/8/2005		2,075	2,087	—	—	—	2,075	2,087

Real Estate Investment Trusts Totals					2,087		—			2,087

Savings and Loans			1.0%
Washington Mutual Inc	4.200	1/15/2010		2,855	2,782	6,000	5,839	—	8,855	8,621
World Savings Bank	4.125	3/10/2008		2,000	1,984	3,750	3,716	—	5,750	5,700

Savings and Loans Totals					4,766		9,555			14,321

TOTAL FINANCIALS					90,260		186,877			277,137

INDUSTRIALS			1.7%
Aerospace/Defense			0.3%
Boeing Co	8.100	11/15/2006		1,820	1,928	—	—	—	1,820	1,928
United Technologies Corp	4.875	11/1/2006		2,475	2,505	—	—	—	2,475	2,505

Aerospace/Defense Totals					4,433		—			4,433

Building Materials			0.2%
American Standard Inc	7.375	4/15/2005		—	—	750	751	—	750	751
Hanson Overseas BV	6.750	9/15/2005		—	—	1,313	1,331	—	1,313	1,331

Building Materials Totals					—		2,082			2,082

Environmental Control			0.4%
Waste Management Inc	7.125	10/1/2007		2,430	2,590	—	—	—	2,430	2,590
Waste Management Inc	7.375	8/1/2010		—	—	3,000	3,343	—	3,000	3,343

Environmental Control Totals					2,590		3,343			5,933

Miscellaneous — Manufacturing			0.1%
Honeywell International Inc	5.125	11/1/2006		1,620	1,648	—	—	—	1,620	1,648

Miscellaneous — Manufacturing Totals					1,648		—			1,648

Packaging and Containers			0.3%
Ball Corp	7.750	8/1/2006		—	—	2,594	2,675	—	2,594	2,675
Smurfit-Stone Container Corp.	9.750	2/1/2011		—	—	2,000	2,140	—	2,000	2,140

Packaging and Containers Totals					—		4,815			4,815

Transportation			0.3%
CSX Corp	6.460	6/22/2005		2,250	2,265	—	—	—	2,250	2,265
Canadian National Railway Co	6.450	7/15/2006		910	936	—	—	—	910	936
Union Pacific Corp	3.875	2/15/2009		1,825	1,774	—	—	—	1,825	1,774

Transportation Totals					4,975		—			4,975

TOTAL INDUSTRIALS					13,646		10,241			23,887

TECHNOLOGY			1.3%
Computers			1.0%
Hewlett-Packard Co	5.500	7/1/2007		—	—	5,000	5,131	—	5,000	5,131
International Business Machines Corp	2.375	11/1/2006		2,700	2,635	—	—	—	2,700	2,635
International Business Machines Corp	4.875	10/1/2006		—	—	5,000	5,067	—	5,000	5,067

				Columbia Short Term Bond Fund		Nations Short-Term Income Fund
				Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Unisys Corp (a)	7.875	4/1/2008		—	—	1,500	1,508	—	1,500	1,508

Computer Totals					2,635		11,706			14,341

Software			0.3%
First Data Corp	4.700	11/1/2006		—	—	4,775	4,817	—	4,775	4,817

Software Totals					—		4,817			4,817

TOTAL TECHNOLOGY					2,635		16,522			19,157

UTILITIES			2.0%
Electric			1.4%
AES Corp. (a)	8.500	11/1/2007		—	—	1,321	1,341	—	1,321	1,341
Exelon Generation Co.	6.950	6/15/2011		1,850	2,037	—	—	—	1,850	2,037
Kansas Gas & Electric	6.500	8/1/2005		—	—	2,425	2,450	—	2,425	2,450
Scottish Power PLC (a)	4.910	3/15/2010		2,400	2,403	4,500	4,501	—	6,900	6,904
Virginia Electric and Power Co	5.375	2/1/2007		2,400	2,450	1,000	1,020	—	3,400	3,470
Virginia Electric and Power Co	5.750	3/31/2006		—	—	3,562	3,622	—	3,562	3,622

Electric Totals					6,890		12,932			19,823

Electric Utilities			0.2%
Centerpoint Energy Bank (g)	NA	11/11/2005		—	—	3,000	3,180	—	3,000	3,180

Electric Utilities Totals					—		3,180			3,180

Gas			0.3%
Sempra Energy	4.750	5/15/2009		1,150	1,144	2,660	2,645	—	3,810	3,788

Gas Totals					1,144		2,645			3,788

TOTAL UTILITIES					8,034		18,757			26,791

TOTAL CORPORATE FIXED-INCOME BONDS & NOTES					177,692		391,871			569,563

ASSET-BACKED SECURITIES			20.4%
Aames Mortgage Investment Trust	3.360	1/25/2035		—	—	17,523	17,578	—	17,523	17,578
ABFS Mortgage Loan Trust	4.428	12/15/2033		134	126	—	—	—	134	126
Advanta Mortgage Loan Trust	7.750	10/25/2026		62	63	—	—	—	62	63
American Express Credit Account Master Trust	1.690	1/15/2009		—	—	4,052	3,947	—	4,052	3,947
AmeriCredit Automobile Receivables Trust	5.370	6/12/2008		439	443	1,098	1,107	—	1,537	1,550
Amresco Residential Securities Mortgage Loan Trust	3.260	7/25/2028		194	195	—	—	—	194	195
Amresco Residential Securities Mortgage Loan Trust	3.440	6/25/2027		50	50	—	—	—	50	50
BMW Vehicle Owner Trust	1.940	2/25/2007		—	—	4,254	4,236	—	4,254	4,236
BMW Vehicle Owner Trust	2.530	2/25/2008		—	—	2,000	1,973	—	2,000	1,973
Capital Auto Receivables Asset Trust	2.270	1/17/2006		—	—	688	688	—	688	688
Capital Auto Receivables Asset Trust	4.180	10/15/2007		—	—	221	221	—	221	221
Chase Credit Card Master Trust	3.710	7/16/2007		—	—	3,216	3,217	—	3,216	3,217
Chase Manhattan Auto Owner Trust	1.520	5/15/2007		—	—	2,881	2,861	—	2,881	2,861
Chase Manhattan Auto Owner Trust	2.080	5/15/2008		—	—	10,000	9,837	—	10,000	9,837
Chase Manhattan Auto Owner Trust	2.260	11/15/2007		—	—	1,500	1,484	—	1,500	1,484
Chase Manhattan Auto Owner Trust	2.570	2/16/2010		—	—	3,953	3,843	—	3,953	3,843
Chase Manhattan Auto Owner Trust	4.240	9/15/2008		—	—	741	744	—	741	744
CIT Equipment Collateral	2.200	3/20/2008		3,050	3,001	—	—	—	3,050	3,001
CIT Equipment Collateral	3.970	12/21/2009		—	—	407	402	—	407	402
CIT Equipment Collateral	4.670	12/21/2009		—	—	1,955	1,959	—	1,955	1,959

			Columbia Short Term Bond Fund		Nations Short-Term Income Fund
			Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
			Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Citibank Credit Card Issuance Trust	2.500	4/7/2008	—	—	5,000	4,933	—	5,000	4,933
Citibank Credit Card Issuance Trust	5.650	6/16/2008	—	—	5,575	5,686	—	5,575	5,686
Citibank Credit Card Issuance Trust	6.900	10/15/2007	—	—	1,250	1,272	—	1,250	1,272
Cityscape Home Equity Loan Trust	7.380	7/25/2028	182	182	—	—	—	182	182
Cityscape Home Equity Loan Trust	7.410	5/25/2028	91	91	—	—	—	91	91
Countrywide Asset-Backed Certificates	3.110	8/25/2035	—	—	10,000	10,000	—	10,000	10,000
Countrywide Asset-Backed Certificates	3.120	7/25/2035	—	—	19,000	19,000	—	19,000	19,000
Countrywide Asset-Backed Certificates	3.140	8/25/2035	—	—	17,000	17,000	—	17,000	17,000
Daimler Chrysler Auto Trust	2.580	4/8/2009	—	—	5,000	4,849	—	5,000	4,849
Daimler Chrysler Auto Trust	4.490	10/6/2008	—	—	3,881	3,900	—	3,881	3,900
Daimler Chrysler Auto Trust	4.630	12/6/2006	—	—	807	809	—	807	809
Discover Card Master Trust	5.750	12/15/2008	—	—	8,500	8,683	—	8,500	8,683
Educap Inc	3.270	9/20/2015	1,151	1,161	—	—	—	1,151	1,161
First Alliance Mortgage Loan Trust	6.680	6/25/2025	240	240	—	—	—	240	240
First Plus Home Loan Trust	7.720	5/10/2024	—	—	133	133	—	133	133
Ford Credit Auto Owner Trust	3.140	1/15/2007	—	—	1,179	1,180	—	1,179	1,180
Ford Credit Auto Owner Trust	3.790	9/15/2006	—	—	3,034	3,039	—	3,034	3,039
Ford Credit Auto Owner Trust	5.180	10/16/2006	—	—	1,725	1,736	—	1,725	1,736
Harley Davidson Motorcycle Trust	3.090	6/15/2010	1,316	1,298	1,294	1,285	—	2,610	2,583
Honda Auto Receivables Owner Trust	1.920	11/20/2006	—	—	1,478	1,473	—	1,478	1,473
Honda Auto Receivables Owner Trust	2.790	3/16/2009	—	—	4,000	3,909	—	4,000	3,909
Honda Auto Receivables Owner Trust	3.000	5/18/2006	230	230	—	—	—	230	230
Household Automotive Trust	2.850	3/19/2007	—	—	623	623	—	623	623
IMC Home Equity Loan Trust	7.080	8/20/2028	124	124	—	—	—	124	124
IMC Home Equity Loan Trust	7.310	11/20/2028	101	101	—	—	—	101	101
IMC Home Equity Loan Trust	7.500	4/25/2026	747	761	—	—	—	747	761
IMC Home Equity Loan Trust	7.520	8/20/2028	525	524	—	—	—	525	524
Irwin Home Equity	3.190	9/25/2017	—	—	9,995	9,997	—	9,995	9,997
John Deere Owner Trust	2.320	12/17/2007	—	—	5,000	4,906	—	5,000	4,906
Keycorp Student Loan Trust	3.471	10/25/2025	12,080	12,173	—	—	—	12,080	12,173
Keycorp Student Loan Trust	3.739	1/27/2023	3,451	3,476	—	—	—	3,451	3,476
MBNA Credit Card Master Note Trust	6.550	12/15/2008	—	—	5,000	5,155	—	5,000	5,155
MMCA Automobile Trust	5.750	6/15/2007	—	—	181	182	—	181	182
Morgan Stanley ABS Capital	3.100	2/25/2035	—	—	14,000	14,000	—	14,000	14,000
Morgan Stanley ABS Capital	3.200	5/25/2034	—	—	10,249	10,249	—	10,249	10,249
Morgan Stanley Dean Witter	3.440	11/25/2032	467	475	—	—	—	467	475
Nissan Auto Receivables Owner Trust	1.510	8/15/2007	—	—	1,950	1,933	—	1,950	1,933
Nissan Auto Receivables Owner Trust	2.610	7/15/2008	—	—	1,500	1,475	—	1,500	1,475
Nissan Auto Receivables Owner Trust	3.330	1/15/2008	—	—	3,000	2,990	—	3,000	2,990
Nissan Auto Receivables Owner Trust	4.280	10/16/2006	—	—	1,497	1,500	—	1,497	1,500
Nissan Auto Receivables Owner Trust	4.600	9/17/2007	1,610	1,617	—	—	—	1,610	1,617
Novastar Home Equity Loan	3.240	5/25/2033	—	—	10,072	10,118	—	10,072	10,118
Novastar Home Equity Loan	3.390	2/25/2034	1,460	1,464	—	—	—	1,460	1,464
Residential Asset Mortgage Products Inc	3.000	3/25/2035	—	—	16,000	16,000	—	16,000	16,000
Residential Asset Mortgage Products Inc	3.190	3/25/2033	—	—	3,300	3,309	—	3,300	3,309
Residential Asset Mortgage Products Inc	3.360	9/25/2033	1,945	1,953	—	—	—	1,945	1,953
Residential Funding Mortgage Securities I	3.310	8/25/2033	144	144	—	—	—	144	144
SLM Student Loan Trust	3.459	1/25/2010	961	962	—	—	—	961	962
SLM Student Loan Trust	3.789	7/25/2011	6,030	6,033	—	—	—	6,030	6,033
SLM Student Loan Trust	3.909	1/25/2013	8,950	9,239	—	—	—	8,950	9,239

				Columbia Short Term Bond Fund		Nations Short-Term Income Fund
				Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Terwin Mortgage Trust	3.300	7/25/2034		—	—	8,203	8,258	—	8,203	8,258
Toyota Auto Receivables Owner Trust	2.200	3/15/2010		—	—	4,000	3,934	—	4,000	3,934
Toyota Auto Receivables Owner Trust	4.000	7/15/2008		—	—	7,389	7,391	—	7,389	7,391
USAA Auto Owner Trust	3.910	4/16/2007		—	—	685	685	—	685	685

TOTAL ASSET-BACKED SECURITIES					46,123		245,690			291,813

MORTGAGE-BACKED SECURITIES			16.6%
Agency Collateralized Mortgage Obligations			2.5%
Federal Home Loan Mortgage Corp.	4.000	10/15/2026		7,670	7,545	7,790	7,663	—	15,460	15,209
	5.500	11/15/2021		—	—	20,046	20,382	—	20,046	20,382

Agency Collateralized Mortgage Obligations Total					7,545		28,045			35,590

Mortgage-Backed Obligations			14.3%
Federal Home Loan Mortgage Corp.	3.000	6/15/2009		2,725	2,717	—	—	—	2,725	2,717
	4.000	5/1/2011		5,906	5,812	—	—	—	5,906	5,812
	4.000	6/1/2011		—	—	26,589	26,165	—	26,589	26,165
	4.000	9/15/2015		3,980	3,924	—	—	—	3,980	3,924
	4.500	10/1/2014		—	—	22,035	21,726	—	22,035	21,726
	4.500	5/1/2019		766	751	—	—	—	766	751
	4.500	5/1/2019		25,550	25,037	—	—	—	25,550	25,037
	4.500	11/1/2019		7,748	7,592	—	—	—	7,748	7,592
	4.500	12/1/2019		255	250	—	—	—	255	250
	4.500	1/1/2020		3,754	3,679	—	—	—	3,754	3,679
	5.000	9/1/2019		5,142	5,148	—	—	—	5,142	5,148
	5.000	5/1/2034		1,832	1,794	—	—	—	1,832	1,794
	5.500	5/1/2017		274	280	—	—	—	274	280
	5.500	9/1/2017		977	998	—	—	—	977	998
	5.500	12/1/2017		4,684	4,785	—	—	—	4,684	4,785
	5.500	1/1/2019		22	22	—	—	—	22	22
	5.500	7/1/2019		843	861	—	—	—	843	861
	6.000	10/1/2006		83	84	—	—	—	83	84
	6.000	3/1/2017		143	148	—	—	—	143	148
	6.000	4/1/2017		147	152	—	—	—	147	152
	6.000	8/1/2017		432	446	—	—	—	432	446
	6.000	6/15/2031		1,093	1,116	—	—	—	1,093	1,116
	7.000	5/1/2019		1	1	—	—	—	1	1
	7.000	6/15/2022		208	208	—	—	—	208	208
	7.500	9/1/2015		198	208	—	—	—	198	208
	8.500	9/15/2006		28	28	—	—	—	28	28
	8.500	7/1/2030		159	173	—	—	—	159	173
Federal National Mortgage Association
	0.000	5/25/2023		1,295	982	—	—	—	1,295	982
	3.570	9/25/2018		2,828	2,841	—	—	—	2,828	2,841
	4.500	11/1/2014		—	—	4,807	4,758	—	4,807	4,758
	5.000	4/25/2031		6,171	6,174	—	—	—	6,171	6,174
	5.500	2/1/2018		3,436	3,506	—	—	—	3,436	3,506
	5.875	2/2/2006		—	—	8,959	9,115	—	8,959	9,115
	6.000	3/1/2009		380	386	—	—	—	380	386

					Columbia Short Term Bond Fund		Nations Short-Term Income Fund
					Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
					Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
	6.000	5/1/2009			88	89	—	—	—	88	89
	6.000	1/1/2014			168	173	—	—	—	168	173
	6.000	1/25/2016			251	252	—	—	—	251	252
	6.000	2/1/2017			817	845	—	—	—	817	845
	6.000	5/1/2017			382	395	—	—	—	382	395
	6.000	12/18/2027			105	105	—	—	—	105	105
	6.500	3/1/2012			77	81	—	—	—	77	81
	6.500	7/1/2032			38	40	—	—	—	38	40
	7.500	11/1/2009			—	—	63	64	—	63	64
	7.500	8/1/2015			146	154	—	—	—	146	154
	8.000	10/25/2006			10	10	—	—	—	10	10
	8.000	5/1/2015			164	173	—	—	—	164	173
	8.000	8/1/2030			59	64	—	—	—	59	64
	8.000	5/1/2031			56	61	—	—	—	56	61
	8.000	7/1/2031			114	122	—	—	—	114	122
Government National Mortgage Association	6.500	9/15/2013			180	189	—	—	—	180	189
	6.500	3/15/2032			8	8	—	—	—	8	8
	6.500	11/15/2033			710	742	—	—	—	710	742
	7.000	4/15/2029			24	25	—	—	—	24	25
	7.000	4/15/2029			126	134	—	—	—	126	134
	7.000	8/15/2029			7	8	—	—	—	7	8
	7.000	11/15/2013			147	155	—	—	—	147	155
	3.375	4/20/2022	(j)		—	—	1,570	1,592	—	1,570	1,592
	3.500	12/20/2026			8,195	8,141	—	—	—	8,195	8,141
	5.000	5/16/2027			748	752	—	—	—	748	752
TBA’s Federal Home Loan Mortgage Corp.	4.500	3/15/2020	(c)		—	—	18,000	17,618	—	18,000	17,618
Federal National Mortgage Association	5.000	4/15/2020	(c)		—	—	30,000	29,972	—	30,000	29,972

Mortgage-Backed Obligations Total						92,819		111,009			203,828

TOTAL MORTGAGE-BACKED SECURITIES						100,364		139,054			239,418

INVESTMENT MANAGEMENT COMPANY				5.5%
Nations Cash Reserves (d)	NA	NA			—	—	103,036	79,684	—	103,036	79,684

TOTAL INVESTMENT MANAGEMENT COMPANY						—		79,684			79,684

COLLATERALIZED MORTGAGE OBLIGATIONS				12.1%
Bank of America Mortgage Securities	5.250	2/25/2018			1,835	1,838	—	—	—	1,835	1,838
Bear Stearns Adjustable Rate Mortgage Trust	3.515	6/25/2034			3,583	3,662	—	—	—	3,583	3,662
Bear Stearns Alternative Trust	3.370	9/25/2034			0	0	—	—	—	0	0
Bear Stearns Asset Backed Securities Inc	3.420	10/25/2034			—	—	13,472	13,504	—	13,472	13,504
Countrywide Alternative Loan Trust	3.420	3/25/2034			1,438	1,437	—	—	—	1,438	1,437
Countrywide Home Loan Mortgage Pass Through Trust	3.420	8/25/2018			9,793	9,741	—	—	—	9,793	9,741
Countrywide Home Loan Mortgage Pass Through Trust	3.520	3/25/2034			7,003	7,010	—	—	—	7,003	7,010
Countrywide Home Loan Mortgage Pass Through Trust	5.000	1/25/2018			812	812	—	—	—	812	812
Countrywide Home Loan Mortgage Pass Through Trust	5.750	1/25/2033			23	23	—	—	—	23	23
First Horizon Asset Securities Inc	3.470	6/25/2018			2,225	2,234	—	—	—	2,225	2,234
First Horizon Asset Securities Inc	3.520	3/25/2018			6,488	6,521	—	—	—	6,488	6,521

					Columbia Short Term Bond Fund		Nations Short-Term Income Fund
					Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
					Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
GMAC Mortgage Corp Loan Trust	3.520	5/25/2018			4,418	4,418	—	—	—	4,418	4,418
Homebanc Mortgage Trust	3.390	12/25/2034			—	—	14,416	14,443	—	14,416	14,443
IMPAC CMB Trust	3.340	3/25/2035			—	—	17,330	17,330	—	17,330	17,330
IMPAC Secured Assets CMN Owner Trust	3.290	2/25/2035			—	—	22,000	21,989	—	22,000	21,989
MortgageIT Trust	3.390	12/25/2034			—	—	17,438	17,466	—	17,438	17,466
Nationslink Funding Corp	6.888	11/10/2030			2,630	2,760	—	—	—	2,630	2,760
Ocwen Residential MBS Corp	7.000	10/25/2040			123	124	—	—	—	123	124
PNC Mortgage Securities Corp	0.000	4/28/2027			11	11	—	—	—	11	11
Residential Accredit Loans Inc	3.420	6/25/2034			9,417	9,417	—	—	—	9,417	9,417
Residential Accredit Loans Inc	3.620	7/25/2032			155	155	—	—	—	155	155
Residential Asset Securitization Trust	3.470	2/25/2034			10,207	10,207	—	—	—	10,207	10,207
Residential Funding Mortgage Securities I	3.420	7/25/2018			9,120	9,132	—	—	—	9,120	9,132
SACO I Inc	7.000	8/25/2036			661	663	—	—	—	661	663
Sears Corp.	8.500	4/1/2017			100	100	—	—	—	100	100
Small Business Administration	3.375	6/25/2022			527	527	—	—	—	527	527
Structured Asset Securities Corp	5.500	7/25/2033			347	347	—	—	—	347	347
Structured Asset Securities Corp	5.500	5/25/2033			489	486	—	—	—	489	486
Structured Asset Securities Corp	5.750	4/25/2033			3,970	3,977	—	—	—	3,970	3,977
Structured Asset Securities Corp	6.000	9/25/2032			210	208	—	—	—	210	208
Washington Mutual Mortgage Securities Corp.	3.520	3/25/2018			3,950	3,971	—	—	—	3,950	3,971
Washington Mutual Mortgage Securities Corp.	3.520	6/25/2018			3,453	3,471	—	—	—	3,453	3,471
Wells Fargo Mortgage Backed Securities Trust	5.250	8/25/2033			6,148	6,201	—	—	—	6,148	6,201

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS						89,456		84,731			174,187

GOVERNMENT AGENCIES AND OBLIGATIONS				7.3%
Foreign Government Bonds				1.9%
A.I.D. Morocco	3.431	5/1/2023			463	457	—	—	—	463	457
Canadian Government Bond	6.750	8/28/2006			1,000	1,041	—	—	—	1,000	1,041
Province of Ontario	3.500	9/17/2007			3,500	3,445	—	—	—	3,500	3,445
Province of Quebec Canada	5.500	4/11/2006			—	—	3,368	3,435	—	3,368	3,435
Province of Quebec Canada	6.500	1/17/2006			1,100	1,124	—	—	—	1,100	1,124
Republic of Italy	2.500	3/31/2006			1,950	1,929	—	—	—	1,950	1,929
Swedish Export Credit	2.875	1/26/2007			—	—	5,000	4,897	—	5,000	4,897
United Mexican States	4.625	10/8/2008			3,600	3,548	7,000	6,913	—	10,600	10,460

Foreign Government Bonds Totals						11,544		15,244			26,788

U.S. Government Agencies and Obligations				5.5%
Federal Home Loan Bank	1.500	5/13/2005			—	—	—	—	—	—	—
	2.000	2/13/2006			—	—	—	—	—	—	—
	2.250	9/13/2005			5,300	5,278	—	—	—	5,300	5,278
	3.000	5/15/2006			500	496	—	—	—	500	496
U.S. Treasury Inflation Index Note	3.625	1/15/2008	(a)		14,276	15,354	30,098	32,370	—	44,374	47,724
U.S. Treasury Note	3.125	9/15/2008	(a)		—	—	18,000	17,477	—	18,000	17,477
	3.375	10/15/2009	(a)		4,000	3,873	—	—	—	4,000	3,873
	3.500	11/15/2006	(a)		4,140	4,127	—	—	—	4,140	4,127

U.S. Governement Agencies and Obligations Totals						29,127		49,847			78,974

TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS						40,671		65,091			105,762

					Columbia Short Term Bond Fund		Nations Short-Term Income Fund
					Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
					Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
SHORT-TERM OBLIGATIONS				5.3%
U.S. Government Agencies and Obligations				2.1%
Federal Home Loan Bank Discount Note	0.000	4/8/2005	(e)		—	—	30,000	29,985	—	30,000	29,985

U.S. Government Agencies and Obligations Totals						—		29,985			29,985

Repurchase Agreements (h)				3.2%
Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.45% collateralized by a U.S. Treasury Bond maturing 08/25/22 market value of $22,806 (repurchase proceeds $22,806)					22,806	22,806	—	—		22,806	22,806
Repurchase agreement with ABN AMRO, Inc. dated 03/31/05 due 04/01/05 at 2.830%, collateralized by U.S. Government Agency securities with various maturities to 05/15/29, market value $6,264 (repurchase proceeds $6,205)					—	—	6,205	6,205		6,205	6,205
Repurchase agreement with Wachovia Capital Markets dated 03/31/05 due 04/01/05 at 2.840%, collateralized by U.S. Government Agency securities with various maturities to 05/20/33, market value $7,544 (repurchase proceeds $7,447)					—	—	7,446	7,447		7,446	7,447
Repurchase agreement with Wachovia Capital Markets dated 03/31/05 due 04/01/05 at 2.920%, collateralized by U.S. Government Agency securities with various maturities to 03/01/35, market value $9,848 (repurchase proceeds $9,696)					—	—	9,695	9,696		9,695	9,696

Repurchase Agreement Totals						22,806		23,348			46,154

TOTAL SHORT-TERM OBLIGATIONS						22,806		53,333			76,139

Total Investments				106.7%		477,112		1,059,454			1,536,566
Other Assets & Liabilities, net				-0.7%		1,679		(75,353)	(68)		(73,742)

Net Assets				100.0%		478,791		984,101	(68)		1,462,824

Investments at cost						458,620		1,072,165			1,530,785

Notes to Investment Portfolio:

(a)	All or a portion of this security was on loan at March 31, 2005. The aggregate cost and Market value of securities on loan at March 31, 2005 is $181,527 and $178,957, respectively.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration , normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $6,691, which represents 0.3% of net assets.

(c)	Security, or a portion thereof, purchased on a delayed delivery basis.

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(e)	Security pledged as collateral for open futures contracts and TBAs.

(f)	Step bond.

(g)	Loan participation agreement.

(h)	This amount represents cash collateral received from securities lending activity.

(i)	Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown relect the rates at March 31, 2005.

(j)	Floating rate note. The interest rate shown reflects the rate as of March 31, 2005

(k)	Cost for federal income tax purposes is $458,621 for the Columbia Short Term Bond Fund, $548,566 for the Nations Short Intermediate Government Fund, $1,072,165 for the Nations Short Term Income Fund, and $2,079,352 for the funds combined.

ACRONYM
TBA — To be announced

Futures contracts

At March 31, 2005 the following fund had future contracts open:

		value of contract
Short Intermediate Government Fund	number of contracts	when opened
U.S. 5 year Treasury Note Futures (long position) expiring June 2005	10	1,076
U.S. 10 year Treasury Note Futures (long position) expiring June 2005	183	20,166
U.S. 5 year Treasury Bond Futures (short position) expiring June 2005	(83)	(9,396)
Total net unrealized appreciation

Pro Forma Combining Portfolio of Investments (Unaudited)
As of 3/31/05

				Nations Short-Intermediate Government Fund		Nations Short-Term Income Fund			Pro Forma Combined
				Target Fund		Acquiring Fund		Pro forma
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
CORPORATE FIXED-INCOME BONDS & NOTES			29.2%
BASIC MATERIALS			0.8%
Chemicals			0.3%
Equistar Chemicals LP	6.500	2/15/2006		—	—	2,500	2,525	—	2,500	2,525
Lyondell Chemical Co	9.875	5/1/2007		—	—	963	987	—	963	987

Chemicals Total					—		3,512			3,512

Forest Products and Paper			0.5%
International Paper Co	4.250	1/15/2009		—	—	4,000	3,946	—	4,000	3,946
Louisiana-Pacific Corp	8.500	8/15/2005		—	—	2,750	2,790	—	2,750	2,790

Forest Products and Paper Total					—		6,736			6,736

TOTAL BASIC MATERIALS					—		10,248			10,248

COMMUNICATIONS			3.1%
Media			1.5%
Comcast Cable Communications	6.375	1/30/2006		—	—	2,510	2,554	—	2,510	2,554
Gannett Co Inc	5.500	4/1/2007		—	—	5,000	5,124	—	5,000	5,124
Lenfest Communications Inc	8.375	11/1/2005		—	—	2,750	2,813	—	2,750	2,813
Reed Elsevier Capital Inc	7.000	5/15/2005		—	—	1,000	1,004	—	1,000	1,004
Time Warner Inc	8.110	8/15/2006		—	—	4,641	4,862	—	4,641	4,862
Viacom Inc	5.625	5/1/2007		—	—	3,500	3,582	—	3,500	3,582

Media Total					—		19,940			19,940

Telecommunications			1.3%
Deutsche Telekom International Finance BV (f)	8.500	6/15/2010		—	—	4,000	4,600	—	4,000	4,600
SBC Communications Inc	5.750	5/2/2006		—	—	3,000	3,055	—	3,000	3,055
Sprint Capital Corp	6.375	5/1/2009		—	—	2,500	2,641	—	2,500	2,641
Verizon Global Funding Corp	7.250	12/1/2010		—	—	6,000	6,659	—	6,000	6,659
Vodafone Group PLC	7.750	2/15/2010		—	—	4,000	4,518	—	4,000	4,518

Telecommunications Total					—		21,472			21,472

TOTAL COMMUNICATIONS					—		41,412			41,412

CONSUMER CYCLICAL			3.6%
Auto Manufacturers			0.5%
DaimlerChrysler NA Holding Corp	4.750	1/15/2008		—	—	3,000	2,986	—	3,000	2,986
Toyota Motor Credit Corp	2.800	1/18/2006		—	—	4,000	3,968	—	4,000	3,968

Auto Manufacturers Totals					—		6,954			6,954

Auto Parts and Equipment			0.1%
Lear Corp	7.960	5/15/2005		—	—	1,500	1,507	—	1,500	1,507

Auto Parts and Equipment Total					—		1,507			1,507

				Nations Short-Intermediate Government Fund		Nations Short-Term Income Fund			Pro Forma Combined
				Target Fund		Acquiring Fund		Pro forma
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Home Builders			0.4%
DR Horton Inc	10.500	4/1/2005		—	—	1,675	1,675	—	1,675	1,675
KB Home	9.500	2/15/2011		—	—	2,000	2,118	—	2,000	2,118
Toll Corp	8.000	5/1/2009		—	—	2,000	2,030	—	2,000	2,030

Home Builders Totals					—		5,823			5,823

Housewares			0.3%
Newell Rubbermaid Inc	2.000	5/1/2005		—	—	4,000	3,994	—	4,000	3,994

Housewares Totals					—		3,994			3,994

Lodging			0.8%
Ameristar Casinos Inc	10.750	2/15/2009		—	—	2,000	2,185	—	2,000	2,185
Harrah’s Operating Co Inc	7.875	12/15/2005		—	—	2,000	2,040	—	2,000	2,040
HMH Properties Inc	7.875	8/1/2008		—	—	702	716	—	702	716
ITT Corp	6.750	11/15/2005		—	—	1,500	1,511	—	1,500	1,511
MGM Mirage	7.250	10/15/2006		—	—	1,500	1,549	—	1,500	1,549
Park Place Entertainment	7.875	12/15/2005		—	—	2,895	2,957	—	2,895	2,957

Lodging Totals					—		10,958			10,958

Retail			1.3%
Home Depot Inc (a)	5.375	4/1/2006		—	—	5,000	5,062	—	5,000	5,062
Target Corp	5.950	5/15/2006		—	—	5,000	5,103	—	5,000	5,103
Wal-Mart Stores Inc	4.000	1/15/2010		—	—	7,485	7,285	—	7,485	7,285

Retail Totals					—		17,450			17,450

Toys/Games/Hobbies			0.2%
Hasbro Inc	5.600	11/1/2005		—	—	2,306	2,325	—	2,306	2,325

Toys/Games/Hobbies Totals					—		2,325			2,325

TOTAL CONSUMER CYCLICAL					—		49,011			49,011

CONSUMER NON-CYCLICAL			2.9%
Beverages			0.5%
Constellation Brands Inc	8.625	8/1/2006		—	—	2,000	2,090	—	2,000	2,090
Diageo Capital PLC	3.500	11/19/2007		—	—	5,000	4,909	—	5,000	4,909

Beverages Totals					—		6,999			6,999

Cosmetics/Personal Care			0.5%
Procter & Gamble Co	4.750	6/15/2007		—	—	5,950	6,032	—	5,950	6,032

Cosmetics/Personal Care Totals					—		6,032			6,032

Food			0.8%
General Mills Inc	5.125	2/15/2007		—	—	5,710	5,806	—	5,710	5,806
Kellogg Co	6.000	4/1/2006		—	—	1,900	1,934	—	1,900	1,934

				Nations Short-Intermediate Government Fund		Nations Short-Term Income Fund			Pro Forma Combined
				Target Fund		Acquiring Fund		Pro forma
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Kroger Co	7.800	8/15/2007		—	—	2,860	3,062	—	2,860	3,062

Food Totals					—		10,802			10,802

Healthcare Services			0.5%
UnitedHealth Group Inc	3.375	8/15/2007		—	—	4,000	3,917	—	4,000	3,917
WellPoint Health Networks	6.375	6/15/2006		—	—	3,000	3,076	—	3,000	3,076

Healthcare Services Totals					—		6,993			6,993

Pharmaceuticals			0.6%
Abbott Laboratories	5.625	7/1/2006		—	—	5,000	5,093	—	5,000	5,093
GlaxoSmithKline Capital PLC	2.375	4/16/2007		—	—	3,000	2,903	—	3,000	2,903

Pharmaceuticals Totals					—		7,996			7,996

TOTAL CONSUMER NON-CYCLICAL					—		38,822			38,822

ENERGY			1.5%
Oil and Gas			1.1%
BP Capital Markets	4.000	4/29/2005		—	—	3,000	3,002	—	3,000	3,002
Devon Energy Corp	2.750	8/1/2006		—	—	4,000	3,912	—	4,000	3,912
Parker & Parsley Petroleum Co	8.875	4/15/2005		—	—	2,472	2,476	—	2,472	2,476
USX Corp	6.850	3/1/2008		—	—	5,550	5,899	—	5,550	5,899

Oil and Gas Totals					—		15,289			15,289

Pipelines			0.4%
Kinder Morgan Energy Partners LP	6.750	3/15/2011		—	—	4,325	4,692	—	4,325	4,692

Pipelines Totals					—		4,692			4,692

TOTAL ENERGY					—		19,981			19,981

FINANCIALS			13.9%
Banks			2.4%
Fifth Third Bank	2.700	1/30/2007		—	—	5,191	5,052	—	5,191	5,052
Key Bank N.A.	4.100	6/30/2005		—	—	1,980	1,985	—	1,980	1,985
Marshall & Ilsley Corp	5.750	9/1/2006		—	—	5,000	5,127	—	5,000	5,127
US Bancorp	2.750	3/30/2006		—	—	11,000	10,872	—	11,000	10,872
Wachovia Corp	3.625	2/17/2009		—	—	10,000	9,678	—	10,000	9,678

Banks Totals					—		32,714			32,714

Capital Markets			0.4%
Merrill Lynch & Co.	4.125	1/15/2009		—	—	5,500	5,394	—	5,500	5,394

Capital Markets Totals					—		5,394			5,394

Diversified Financial Services			9.5%
American General Finance Corp	5.875	7/14/2006		—	—	6,125	6,261	—	6,125	6,261
Bank One N.A.	5.500	3/26/2007		—	—	9,500	9,745	—	9,500	9,745

				Nations Short-Intermediate Government Fund		Nations Short-Term Income Fund			Pro Forma Combined
				Target Fund		Acquiring Fund		Pro forma
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Bear Stearns Cos Inc.	3.000	3/30/2006		—	—	9,500	9,411	—	9,500	9,411
Capital One Bank	4.875	5/15/2008		—	—	2,500	2,518	—	2,500	2,518
Caterpillar Financial Services Corp	5.950	5/1/2006		—	—	8,000	8,167	—	8,000	8,167
CIT Group Inc	5.500	11/30/2007		—	—	4,000	4,096	—	4,000	4,096
Citigroup Inc	5.500	8/9/2006		—	—	4,000	4,075	—	4,000	4,075
Citigroup Inc	6.750	12/1/2005		—	—	4,000	4,079	—	4,000	4,079
Countrywide Home Loans Inc	4.125	9/15/2009		—	—	7,000	6,745	—	7,000	6,745
Diageo Finance BV	3.000	12/15/2006		—	—	3,000	2,942	—	3,000	2,942
Ford Motor Credit Co	7.375	10/28/2009		—	—	7,500	7,533	—	7,500	7,533
General Electric Capital Corp	5.000	2/15/2007		—	—	5,000	5,076	—	5,000	5,076
General Electric Capital Corp	6.500	12/10/2007		—	—	11,000	11,585	—	11,000	11,585
General Motors Acceptance Corp	7.750	1/19/2010		—	—	5,000	4,802	—	5,000	4,802
Goldman Sachs Group Inc	4.125	1/15/2008		—	—	6,000	5,949	—	6,000	5,949
Household Finance Corp	6.400	6/17/2008		—	—	7,500	7,908	—	7,500	7,908
John Deere Capital Corp	3.900	1/15/2008		—	—	4,000	3,940	—	4,000	3,940
Lehman Brothers Holdings Inc	4.000	1/22/2008		—	—	7,000	6,909	—	7,000	6,909
Midland Funding II	11.750	7/23/2005		—	—	635	648	—	635	648
Morgan Stanley	3.875	1/15/2009		—	—	7,000	6,807	—	7,000	6,807
National Rural Utilities Cooperative Finance Corp	6.000	5/15/2006		—	—	4,000	4,089	—	4,000	4,089
Pemex Finance Ltd	6.550	2/15/2008		—	—	459	473	—	459	473
Wells Fargo Financial Inc	4.875	6/12/2007		—	—	4,000	4,063	—	4,000	4,063

Diversified Financial Services Totals					—		127,822			127,822

Insurance			0.6%
Allstate Financial Global Funding (b)	6.150	2/1/2006		—	—	1,500	1,528	—	1,500	1,528
Hartford Financial Services Group Inc	2.375	6/1/2006		—	—	699	683	—	699	683
Prudential Insurance Co of America (b)	6.375	7/23/2006		—	—	5,000	5,163	—	5,000	5,163

Insurance Totals					—		7,374			7,374

Investment Companies			0.3%
Credit Suisse First Boston USA Inc	4.625	1/15/2008		—	—	4,000	4,018	—	4,000	4,018

Investment Companies Totals					—		4,018			4,018

Savings and Loans			0.7%
Washington Mutual Inc	4.200	1/15/2010		—	—	6,000	5,839	—	6,000	5,839
World Savings Bank	4.125	3/10/2008		—	—	3,750	3,716	—	3,750	3,716

Savings and Loans Totals					—		9,555			9,555

TOTAL FINANCIALS					—		186,877			186,877

INDUSTRIALS			0.8%
Building Materials			0.2%
American Standard Inc	7.375	4/15/2005		—	—	750	751	—	750	751
Hanson Overseas BV	6.750	9/15/2005		—	—	1,313	1,331	—	1,313	1,331

				Nations Short-Intermediate Government Fund		Nations Short-Term Income Fund			Pro Forma Combined
				Target Fund		Acquiring Fund		Pro forma
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)

Building Materials Totals					—		2,082			2,082

Environmental Control			0.2%
Waste Management Inc	7.375	8/1/2010		—	—	3,000	3,343	—	3,000	3,343

Environmental Control Totals					—		3,343			3,343

Packaging and Containers			0.4%
Ball Corp	7.750	8/1/2006		—	—	2,594	2,675	—	2,594	2,675
Smurfit-Stone Container Corp.	9.750	2/1/2011		—	—	2,000	2,140	—	2,000	2,140

Packaging and Containers Totals					—		4,815			4,815

TOTAL INDUSTRIALS					—		10,241			10,241

TECHNOLOGY			1.2%
Computers			0.9%
Hewlett-Packard Co	5.500	7/1/2007		—	—	5,000	5,131	—	5,000	5,131
International Business Machines Corp	4.875	10/1/2006		—	—	5,000	5,067	—	5,000	5,067
Unisys Corp (a)	7.875	4/1/2008		—	—	1,500	1,508	—	1,500	1,508

Computer Totals					—		11,706			11,706

Software			0.3%
First Data Corp	4.700	11/1/2006		—	—	4,775	4,817	—	4,775	4,817

Software Totals					—		4,817			4,817

TOTAL TECHNOLOGY					—		16,522			16,522

UTILITIES			1.4%
Electric			1.0%
AES Corp. (a)	8.500	11/1/2007		—	—	1,321	1,341	—	1,321	1,341
Kansas Gas & Electric	6.500	8/1/2005		—	—	2,425	2,450	—	2,425	2,450
Scottish Power PLC (a)	4.910	3/15/2010		—	—	4,500	4,501	—	4,500	4,501
Virginia Electric and Power Co	5.375	2/1/2007		—	—	1,000	1,020	—	1,000	1,020
Virginia Electric and Power Co	5.750	3/31/2006		—	—	3,562	3,622	—	3,562	3,622

Electric Totals					—		12,932			12,932

Electric Utilities			0.2%
Centerpoint Energy Bank (g)	NA	11/11/2005		—	—	3,000	3,180	—	3,000	3,180

Electric Utilities Totals					—		3,180			3,180

Gas			0.2%
Sempra Energy	4.750	5/15/2009		—	—	2,660	2,645	—	2,660	2,645

Gas Totals					—		2,645			2,645

TOTAL UTILITIES					—		18,757			18,757

TOTAL CORPORATE FIXED-INCOME BONDS & NOTES					—		391,871			391,871

					Nations Short-Intermediate Government Fund		Nations Short-Term Income Fund			Pro Forma Combined
					Target Fund		Acquiring Fund		Pro forma
					Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
ASSET-BACKED SECURITIES				19.2%
Aames Mortgage Investment Trust	3.360	1/25/2035			—	—	17,523	17,578	—	17,523	17,578
American Express Credit Account Master Trust	1.690	1/15/2009			—	—	4,052	3,947	—	4,052	3,947
AmeriCredit Automobile Receivables Trust	5.370	6/12/2008			—	—	1,098	1,107	—	1,098	1,107
BMW Vehicle Owner Trust	1.940	2/25/2007			—	—	4,254	4,236	—	4,254	4,236
BMW Vehicle Owner Trust	2.530	2/25/2008			—	—	2,000	1,973	—	2,000	1,973
Capital Auto Receivables Asset Trust	2.270	1/17/2006			—	—	688	688	—	688	688
Capital Auto Receivables Asset Trust	4.180	10/15/2007			—	—	221	221	—	221	221
Chase Credit Card Master Trust	3.710	7/16/2007			—	—	3,216	3,217	—	3,216	3,217
Chase Manhattan Auto Owner Trust	1.520	5/15/2007			—	—	2,881	2,861	—	2,881	2,861
Chase Manhattan Auto Owner Trust	2.080	5/15/2008			—	—	10,000	9,837	—	10,000	9,837
Chase Manhattan Auto Owner Trust	2.260	11/15/2007			—	—	1,500	1,484	—	1,500	1,484
Chase Manhattan Auto Owner Trust	2.570	2/16/2010			—	—	3,953	3,843	—	3,953	3,843
Chase Manhattan Auto Owner Trust	4.240	9/15/2008			—	—	741	744	—	741	744
CIT Equipment Collateral	3.970	12/21/2009			—	—	407	402	—	407	402
CIT Equipment Collateral	4.670	12/21/2009			—	—	1,955	1,959	—	1,955	1,959
Citibank Credit Card Issuance Trust	2.500	4/7/2008			—	—	5,000	4,933	—	5,000	4,933
Citibank Credit Card Issuance Trust	5.650	6/16/2008			—	—	5,575	5,686	—	5,575	5,686
Citibank Credit Card Issuance Trust	6.900	10/15/2007			—	—	1,250	1,272	—	1,250	1,272
Countrywide Asset-Backed Certificates	3.110	8/25/2035			—	—	10,000	10,000	—	10,000	10,000
Countrywide Asset-Backed Certificates	3.120	7/25/2035			—	—	19,000	19,000	—	19,000	19,000
Countrywide Asset-Backed Certificates	3.140	8/25/2035			—	—	17,000	17,000	—	17,000	17,000
Credit-Based Asset Servicing and Securitization	4.134	12/25/2035	(f)		2,365	2,323	—	—	—	2,365	2,323
Daimler Chrysler Auto Trust	2.580	4/8/2009			—	—	5,000	4,849	—	5,000	4,849
Daimler Chrysler Auto Trust	4.490	10/6/2008			—	—	3,881	3,900	—	3,881	3,900
Daimler Chrysler Auto Trust	4.630	12/6/2006			—	—	807	809	—	807	809
Discover Card Master Trust	5.750	12/15/2008			—	—	8,500	8,683	—	8,500	8,683
First Alliance Mortgage Loan Trust	8.225	9/20/2027	(e)		789	788	—	—	—	789	788
First Plus Home Loan Trust	7.720	5/10/2024			—	—	133	133	—	133	133
Ford Credit Auto Owner Trust	3.140	1/15/2007			—	—	1,179	1,180	—	1,179	1,180
Ford Credit Auto Owner Trust	3.790	9/15/2006			—	—	3,034	3,039	—	3,034	3,039
Ford Credit Auto Owner Trust	5.180	10/16/2006			—	—	1,725	1,736	—	1,725	1,736
GMAC Mortgage Corp Loan Trust	3.970	9/25/2034			1,900	1,872	—	—	—	1,900	1,872
GSAA Home Equity Trust	4.220	8/25/2034	(i)		1,090	1,079	—	—	—	1,090	1,079
GSAA Home Equity Trust	4.736	6/25/2034	(i)		1,900	1,905	—	—	—	1,900	1,905
Harley Davidson Motorcycle Trust	3.090	6/15/2010			—	—	1,294	1,285	—	1,294	1,285
Honda Auto Receivables Owner Trust	1.920	11/20/2006			—	—	1,478	1,473	—	1,478	1,473
Honda Auto Receivables Owner Trust	2.790	3/16/2009			—	—	4,000	3,909	—	4,000	3,909
Household Automotive Trust	2.850	3/19/2007			—	—	623	623	—	623	623
Irwin Home Equity	3.190	9/25/2017			—	—	9,995	9,997	—	9,995	9,997
John Deere Owner Trust	2.320	12/17/2007			—	—	5,000	4,906	—	5,000	4,906
MBNA Credit Card Master Note Trust	6.550	12/15/2008			—	—	5,000	5,155	—	5,000	5,155
MMCA Automobile Trust	5.750	6/15/2007			—	—	181	182	—	181	182

					Nations Short-Intermediate Government Fund		Nations Short-Term Income Fund			Pro Forma Combined
					Target Fund		Acquiring Fund		Pro forma
					Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Morgan Stanley ABS Capital	3.100	2/25/2035			—	—	14,000	14,000	—	14,000	14,000
Morgan Stanley ABS Capital	3.200	5/25/2034			—	—	10,249	10,249	—	10,249	10,249
Nissan Auto Receivables Owner Trust	1.510	8/15/2007			—	—	1,950	1,933	—	1,950	1,933
Nissan Auto Receivables Owner Trust	2.610	7/15/2008			—	—	1,500	1,475	—	1,500	1,475
Nissan Auto Receivables Owner Trust	3.330	1/15/2008			—	—	3,000	2,990	—	3,000	2,990
Nissan Auto Receivables Owner Trust	4.280	10/16/2006			—	—	1,497	1,500	—	1,497	1,500
Novastar Home Equity Loan	3.240	5/25/2033			—	—	10,072	10,118	—	10,072	10,118
Oakwood Mortgage Investors Inc	3.320	5/15/2013	(j)		257	218	—	—	—	257	218
Residential Asset Mortgage Products Inc	3.000	3/25/2035			—	—	16,000	16,000	—	16,000	16,000
Residential Asset Mortgage Products Inc	3.190	3/25/2033			—	—	3,300	3,309	—	3,300	3,309
Residential Asset Mortgage Products Inc	3.981	4/25/2029			930	912	—	—	—	930	912
Residential Funding Mortgage Securities II	4.760	7/25/2028	(f)		2,180	2,146	—	—	—	2,180	2,146
Terwin Mortgage Trust	3.300	7/25/2034			—	—	8,203	8,258	—	8,203	8,258
Toyota Auto Receivables Owner Trust	2.200	3/15/2010			—	—	4,000	3,934	—	4,000	3,934
Toyota Auto Receivables Owner Trust	4.000	7/15/2008			—	—	7,389	7,391	—	7,389	7,391
USAA Auto Owner Trust	3.910	4/16/2007			—	—	685	685	—	685	685

TOTAL ASSET-BACKED SECURITIES						11,244		245,690			256,934

MORTGAGE-BACKED SECURITIES				13.3%
Agency Collateralized Mortgage Obligations				2.2%
Federal Home Loan Mortgage Corp.	4.000	10/15/2026			—	—	7,790	7,663	—	7,790	7,663
	5.500	11/15/2021			—	—	20,046	20,382	—	20,046	20,382
	5.500	1/15/2023			1,663	130	—	—	—	1,663	130
	5.500	5/15/2027			1,773	173	—	—	—	1,773	173
Federal National Mortgage Association	6.000	4/25/2017			1,483	1,544	—	—	—	1,483	1,544

Agency Collateralized Mortgage Obligations Total						1,847		28,045			29,892

Mortgage-Backed Obligations				11.1%
Federal Home Loan Mortgage Corp.	4.000	6/1/2011			—	—	26,589	26,165	—	26,589	26,165
	4.500	10/1/2014			—	—	22,035	21,726	—	22,035	21,726
	6.750	3/15/2031			750	915	—	—	—	750	915
Federal National Mortgage Association	4.500	11/1/2014			—	—	4,807	4,758	—	4,807	4,758
	5.500	8/25/2017			1,590	1,614	—	—	—	1,590	1,614
	5.875	2/2/2006			—	—	8,959	9,115	—	8,959	9,115
	7.500	11/1/2009			—	—	63	64	—	63	64
	9.000	4/1/2016			889	946	—	—	—	889	946
Government National Mortgage Association	3.375	4/20/2022	(j)		—	—	1,570	1,592	—	1,570	1,592
TBA’s Federal Home Loan Mortgage Corp.	4.500	3/15/2020	(c)		—	—	18,000	17,618	—	18,000	17,618

					Nations Short-Intermediate Government Fund		Nations Short-Term Income Fund			Pro Forma Combined
					Target Fund		Acquiring Fund		Pro forma
					Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Federal National Mortgage Association	4.500	4/15/2005			15,000	14,663	—	—	—	15,000	14,663
	5.000	4/15/2020	(c)		—	—	30,000	29,972	—	30,000	29,972
	5.500	4/15/2020			15,000	15,281	—	—	—	15,000	15,281
Government National Mortgage Association	3.375	4/20/2022			2,371	2,398	—	—	—	2,371	2,398
	3.375	6/20/2029			1,434	1,459	—	—	—	1,434	1,459

Mortgage-Backed Obligations Total						37,275		111,009			148,285

TOTAL MORTGAGE-BACKED SECURITIES						39,123		139,054			178,177

INVESTMENT MANAGEMENT COMPANY				6.2%
Nations Cash Reserves (d)	NA	NA			163,539	3,044	103,036	79,684	—	266,575	82,728

TOTAL INVESTMENT MANAGEMENT COMPANY						3,044		79,684			82,728

COLLATERALIZED MORTGAGE OBLIGATIONS				7.1%
Bear Stearns Asset Backed Securities Inc	3.420	10/25/2034			—	—	13,472	13,504	—	13,472	13,504
Citigroup Commercial Mortgage Trust	4.733	10/15/2041			1,820	1,772	—	—	—	1,820	1,772
Homebanc Mortgage Trust	3.390	12/25/2034			—	—	14,416	14,443	—	14,416	14,443
IMPAC CMB Trust	3.340	3/25/2035			—	—	17,330	17,330	—	17,330	17,330
IMPAC Secured Assets CMN Owner Trust	3.290	2/25/2035			—	—	22,000	21,989	—	22,000	21,989
Merrill Lynch Mortgage Investors Inc	0.896	12/15/2030			15,534	469	—	—	—	15,534	469
MortgageIT Trust	3.390	12/25/2034			—	—	17,438	17,466	—	17,438	17,466
PNC Mortgage Acceptance Corp	5.910	3/12/2034			3,249	3,359	—	—	—	3,249	3,359
Small Business Administration Participation Certificates	4.880	11/1/2024			5,000	4,944	—	—	—	5,000	4,944

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS						10,544		84,731			95,275

GOVERNMENT AGENCIES AND OBLIGATIONS				26.5%
Foreign Government Bonds				1.1%
Province of Quebec Canada	5.500	4/11/2006			—	—	3,368	3,435	—	3,368	3,435
Swedish Export Credit	2.875	1/26/2007			—	—	5,000	4,897	—	5,000	4,897
United Mexican States	4.625	10/8/2008			—	—	7,000	6,913	—	7,000	6,913

Foreign Government Bonds Totals						—		15,244			15,244

U.S. Government Agencies and Obligations				25.4%
Federal Farm Credit Bank	2.625	9/17/2007			700	676	—	—	—	700	676
	4.900	3/21/2006			8,000	8,088	—	—	—	8,000	8,088
Federal Home Loan Bank	1.500	5/13/2005			1,500	1,497	—	—	—	1,500	1,497
	2.000	2/13/2006			6,000	5,919	—	—	—	6,000	5,919
	2.625	7/15/2008			1,000	951	—	—	—	1,000	951
	3.625	11/14/2008			2,500	2,444	—	—	—	2,500	2,444

					Nations Short-Intermediate Government Fund		Nations Short-Term Income Fund			Pro Forma Combined
					Target Fund		Acquiring Fund		Pro forma
					Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
	3.875	6/14/2013	(a)		5,050	4,778	—	—	—	5,050	4,778
	4.500	11/15/2012	(a)		5,500	5,454	—	—	—	5,500	5,454
	4.875	5/15/2007			2,250	2,288	—	—	—	2,250	2,288
Federal Home Loan Mortgage Corporation	1.500	8/15/2005			2,000	1,989	—	—	—	2,000	1,989
	2.125	11/15/2005			3,500	3,471	—	—	—	3,500	3,471
	3.875	1/12/2009	(a)		5,000	4,899	—	—	—	5,000	4,899
	4.375	7/30/2009			15,000	14,755	—	—	—	15,000	14,755
	4.750	12/8/2010			17,000	16,928	—	—	—	17,000	16,928
Federal National Mortgage Association	2.375	2/15/2007	(a)		20,400	19,819	—	—	—	20,400	19,819
	4.125	4/15/2014	(a)		3,000	2,848	—	—	—	3,000	2,848
	4.625	10/15/2013	(a)		4,000	3,945	—	—	—	4,000	3,945
	5.000	1/15/2007			5,900	6,007	—	—	—	5,900	6,007
	5.375	11/15/2011			2,000	2,076	—	—	—	2,000	2,076
	6.125	3/15/2012			3,000	3,246	—	—	—	3,000	3,246
	6.625	11/15/2010			3,400	3,739	—	—	—	3,400	3,739
U.S. Treasury Inflation Index Note	3.625	1/15/2008	(a)		—	—	30,098	32,370	—	30,098	32,370
U.S. Treasury Bond	6.250	8/15/2023	(a)		4,850	5,647	—	—	—	4,850	5,647
	6.875	8/15/2025			1,025	1,286	—	—	—	1,025	1,286
U.S. Treasury Note	2.000	8/31/2005	(a)		21,800	21,708	—	—	—	21,800	21,708
	2.875	11/30/2006	(a)		52,500	51,786	—	—	—	52,500	51,786
	3.000	11/15/2007	(a)		21,215	20,754	—	—	—	21,215	20,754
	3.125	9/15/2008	(a)		—	—	18,000	17,477	—	18,000	17,477
	3.625	1/15/2010	(a)		65,070	63,512	—	—	—	65,070	63,512
	4.250	11/15/2014	(a)		9,955	9,749	—	—	—	9,955	9,749

U.S. Government Agencies and Obligations Totals						290,260		49,847			340,107

TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS						290,260		65,091			355,351

SHORT-TERM OBLIGATIONS				18.2%
U.S. Government Agencies and Obligations				4.5%
Federal Home Loan Bank Discount Note	0.000	4/8/2005	(e)		—	—	30,000	29,985	—	30,000	29,985
Federal Home Loan Bank Discount Note	0.000	4/19/2005	(e)		30,000	29,960	—	—	—	30,000	29,960

U.S. Government Agencies and Obligations Totals						29,960		29,985			59,945

Repurchase Agreements (h)				13.7%
Repurchase agreement with ABN AMRO, Inc. dated 03/31/05 due 04/01/05 at 2.830%, collateralized by U.S. Government Agency securities with various maturities to 05/15/29, market value $29,642 (repurchase proceeds $29,365)					29,363	29,365	—	—		29,363	29,365

		Nations Short-Intermediate Government Fund		Nations Short-Term Income Fund			Pro Forma Combined
		Target Fund		Acquiring Fund		Pro forma
		Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Repurchase agreement with ABN AMRO, Inc. dated 03/31/05 due 04/01/05 at 2.830%, collateralized by U.S. Government Agency securities with various maturities to 05/15/29, market value $6,264 (repurchase proceeds $6,205)		—	—	6,205	6,205		6,205	6,205
Repurchase agreement with Credit Suisse First Boston Corp. dated 03/31/05, due 04/01/05 at 2.849% collateralized by U.S. Government Agency securities with various maturities to 11/15/30, market value $50,292 (repurchase proceeds $50,015)		50,011	50,015	—	—		50,011	50,015
Repurchase agreement with Wachovia Capital Markets dated 03/31/05 due 04/01/05 at 2.840%, collateralized by U.S. Government Agency securities with various maturities to 05/20/33, market value $7,544 (repurchase proceeds $7,447)		—	—	7,446	7,447		7,446	7,447
Repurchase agreement with Wachovia Capital Markets dated 03/31/05 due 04/01/05 at 2.840%, collateralized by U.S. Government Agency securities with various maturities to 05/20/33, market value $35,699 (repurchase proceeds $35,239)		35,236	35,239	—	—		35,236	35,239
Repurchase agreement with Wachovia Capital Markets dated 03/31/05 due 04/01/05 at 2.920%, collateralized by U.S. Government Agency securities with various maturities to 03/01/35, market value $9,848 (repurchase proceeds $9,696)		—	—	9,695	9,696		9,695	9,696
Repurchase agreement with Wachovia Capital Markets dated 03/31/05 due 04/01/05 at 2.920%, collateralized by U.S. Government Agency securities with various maturities to 03/31/35, market value $46,597 (repurchase proceeds $45,877)		45,873	45,877	—	—		45,873	45,877

Repurchase Agreement Totals			160,496		23,348			183,844

TOTAL SHORT-TERM OBLIGATIONS			190,456		53,333			243,789

Total Investments	119.7%		544,671		1,059,454			1,604,125
Other Assets & Liabilities, net	-19.7%		(188,830)		(75,353)	(52)		(264,235)

Net Assets	100.0%		355,841		984,101	(52)		1,339,890

Investments at cost			160,496		23,348			183,844

Notes to Investment Portfolio:

(a)	All or a portion of this security was on loan at March 31, 2005. The aggregate cost and Market value of securities on loan at March 31, 2005 is $181,527 and $178,957, respectively.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration , normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $6,691, which represents 0.3% of net assets.

(c)	Security, or a portion thereof, purchased on a delayed delivery basis.

(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(e)	Security pledged as collateral for open futures contracts and TBAs.

(f)	Step bond.

(g)	Loan participation agreement.

(h)	This amount represents cash collateral received from securities lending activity.

(i)	Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown relect the rates at March 31, 2005. (j) Floating rate note. The interest rate shown reflects the rate as of March 31, 2005

(k)	Cost for federal income tax purposes is $458,621 for the Columbia Short Term Bond Fund, $548,566 for the Nations Short Intermediate Government Fund, $1,072,165 for the Nations Short Term Income Fund, and $2,079,352 for the funds combined.

ACRONYM
TBA — To be announced

Futures contracts
At March 31, 2005 the following fund had future contracts open:

	market value	unrealized appreciation
Short Intermediate Government Fund	of contracts	(depreciation)
U.S. 5 year Treasury Note Futures (long position) expiring June 2005	1,070	(6)
U.S. 10 year Treasury Note Futures (long position) expiring June 2005	19,996	(170)
U.S. 5 year Treasury Bond Futures (short position) expiring June 2005	(9,244)	152

Total net unrealized appreciation		(24)

Pro -forma Combining
Statement of Assets & Liabilities
As of March 31, 2005 (unaudited)

	Columbia	Nations Short -	Nations
	Short Term Bond	Intermediate Govt	Short Term Income
	Fund	Fund	Fund	Pro Forma		Pro Forma
In Thousands	Target Fund	Target Fund	Acquiring Fund	Adjustments		Combined
Assets:
Investments, at cost	$458,620	$384,983	$969,133	$—		$1,812,736
Repurchase agreement at cost	$22,806	$160,496	$23,348			$206,650
Affiliated Investments, at cost	$—	$3,044	$79,684	$—		$82,728

Investments, at value	454,306	381,131	956,422	—		1,791,859
Affiliated Investments, at value		3,044	79,684	—		82,728
Repurchase agreements	22,806	160,496	23,348			206,650
Cash	1	31	722	—		754
Receivable for:
Investments sold	490	—	2,207	—		2,697
Expense reimbursement due to investment advisor	—	41	—			41
Fund shares sold	4	266	372	—		642
Interest	3,598	2,946	7,378	—		13,922
Income Receivable			—	—		—
Expense waiver due from distributor	89	—	—	—		89
Deferred Trustees’ compensation plan	11	—	—	—		11
Other Assets	—	1	—	—		1

Total Assets	481,305	547,956	1,070,133	—		2,099,394

Liabilities:
Payable for:
Collateral on securities loaned	—	160,496	23,348	—		183,844
Income payable	1,205	852	1,707	—		3,764
Interest purchased	505		—	—		505
Investments purchased	—	30,004	57,707	—		87,711
Futures variation margin	69	—	—	—		69
Fund shares repurchased	232	348	2,498	—		3,078
Investment advisory fee	174	87	254	—		515
Administration fee		44	102	—		146
Pricing and bookkeeping fees	18		—	—		18
Trustees’ fees	—	88	70	—		158
Audit fee	20	—	—	—		20
Custody fee	5	—	—	—		5
Expense reimbursement due to Investment Advisor	14	—	—	—		14
Distribution and service fees	129	27	26	—		182
Deferred compensation plan	11	—	—	—		11
Other liabilities	132	169	320	120	(d)	741

Total Liabilities	2,514	192,115	86,032	120		280,781

Net Assets	$478,791	$355,841	$984,101	$(120)	(d)	$1,818,613

Composition of Net Assets:
Paid-in capital	$484,616	$361,945	$1,002,142	—		$1,848,703
Future contracts	$161	$(24)	$—	—		$137
Undistributed/(Overdistributed) net investment income	122	106	270	(120)	(d)	$378
Accumulated net realized gain/(loss)	(1,794)	(2,334)	(5,600)	—		$(9,728)
Unrealized appreciation/(depreciation) on investments	(4,314)	(3,852)	(12,711)	—		(20,877)

Net Assets	$478,791	$355,841	$984,101	$(120)	(d)	$1,818,613

Investors A: (a)
Net assets	$—	$32,799,029	$38,129,671	$41,980,090		$112,908,790
Shares outstanding	—	7,967,291	3,882,123	(352,309)	(e)	11,497,105

Net asset value per share (b)	$—	$4.12	$9.82			$9.82

Maximum sales charge		3.25%	1.00%			1.00%
Maximum offering price per share (c)		4.26	9.92			9.92

Investors B: (a)
Net assets	$—	$19,086,312	$1,477,081	$21,666,985		$42,230,378
Shares outstanding	—	4,632,685	150,552	(478,424)	(e)	4,304,813

Net asset value and offering price per share (b)	$—	$4.12	$9.81			$9.81

Investor C: (a)
Net assets	$—	$4,307,161	$17,980,569	$9,972,930		$32,260,660
Shares outstanding	—	1,047,181	1,832,195	408,486	(e)	3,287,862

Net asset value and offering price per share (b)	$—	$4.11	$9.81			$9.81

	Columbia	Nations Short -	Nations
	Short Term Bond	Intermediate Govt	Short Term Income
	Fund	Fund	Fund	Pro Forma		Pro Forma
In Thousands	Target Fund	Target Fund	Acquiring Fund	Adjustments		Combined
Primary A: (a)
Net assets	$—	$299,648,340	$926,514,057	$405,051,600		$1,631,213,997
Shares outstanding	—	72,739,601	94,501,434	(831,444	)(e)	166,409,591

Net asset value and offering price per share (b)	—	$4.12	$9.80			$9.80

Class A: (a)
Net assets	$22,778,195	$—	$—	$(22,778,195)		$—
Shares outstanding	2,665,679	—	—	(2,665,679)		—

Net asset value per share (b)	$8.54	$—	$—			$—

Maximum sales charge	4.75%
Maximum offering price per share ( c)	8.97

Class B: (a)
Net assets	$21,672,839	$—	$—	$(21,672,839)		$—
Shares outstanding	2,536,332	—	—	(2,536,332)		—

Net asset value, offering and redemption price per share	$8.54	$—	$—			$—

Class C: (a)
Net assets	$2,983,651	$—	$—	$(2,983,651)		$—
Shares outstanding	349,171	—	—	(349,171)		—

Net asset value, offering and redemption price per share	$8.54	$—	$—			$—

Class D: (a)
Net assets	$6,991,321	$—	$—	$(6,991,321)		$—
Shares outstanding	818,189	—	—	(818,189)		—

Net asset value, offering and redemption price per share	$8.54	$—	$—			$—

Class G: (a)
Net assets	$793,066	$—	$—	$(793,066)		$—
Shares outstanding	92,811	—	—	(92,811)		—

Net asset value, offering and redemption price per share	$8.54	$—	$—			$—

Class T: (a)
Net assets	$19,212,628	$—	$—	$(19,212,628)		$—
Shares outstanding	2,248,424	—	—	(2,248,424)		—

Net asset value, offering and redemption price per share	$8.54	$—	$—			$—

Class Z: (a)
Net assets	$404,359,649	$—	$—	$(404,359,649)		$—
Shares outstanding	47,322,182	—	—	(47,322,182)		—

Net asset value, offering and redemption price per share	$8.54	$—	$—			$—

(a)	Class A and T shares of Columbia Short Term Bond Fund will merge into Investor A shares of Nations Short Term Income Fund on the date of the Acquisition.

Class B shares of Columbia Short Term Bond Fund will merge into Investor B shares of Nations Short Term Income Fund on the date of the Acquisition.

Class C and D shares of Columbia Short Term Bond Fund will merge into Investor C shares of Nations Short Term Income Fund on the date of the Acquisition.

Class G and Z shares of Columbia Short Term Bond Fund will merge into Primary A shares of Nations Short Term Income Fund on the date of the Acquisition.

(b)	Redemption price per share is equal to net assets value less any applicable contingent deferred sales charge.

(c)	On sales of $50,000 or more the offering price is reduced.

(d)	Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $67,894 and $51,850 to be borne by Columbia Short Term Bond Fund and Nations Short Intermediate Government Fund, respectively.

(e)	Reflects estimated shares issued to Target fund at the time of the merger.

Pro -forma Combining
Statement of Assets & Liabilities
As of March 31, 2005 (unaudited)

	Columbia	Nations
	Short Term Bond	Short Term Income
	Fund	Fund	Pro Forma		Pro Forma
In Thousands	Target Fund	Acquiring Fund	Adjustments		Combined
Assets:
Investments, at cost	$458,620	$969,133	$—		$1,427,753
Repurchase agreement at cost	$22,806	$23,348			$46,154
Affiliated Investments, at cost	$—	$79,684	$—		$79,684

Investments, at value	454,306	956,422	—		1,410,728
Affiliated Investments, at value	—	79,684	—		79,684
Repurchase agreement	22,806	23,348			46,154
Cash	1	722	—		723
Receivable for:
Investments sold	490	2,207	—		2,697
Fund shares sold	4	372	—		376
Interest	3,598	7,378	—		10,976
Expense waiver due from distributor	89	—	—		89
Deferred Trustees’ compensation plan	11	—	—		11

Total Assets	481,305	1,070,133	—		1,551,438

Liabilities:
Payable for:
Collateral on securities loaned	—	23,348			23,348
Income payable	1,205.00	1,707			2,912
Interest purchased	505	—			505
Investments purchased		57,707			57,707
Futures variation margin	69	—	—		69
Fund shares repurchased	232	2,498	—		2,730
Investment advisory fee	174	254	—		428
Administration fee		102	—		102
Pricing and bookkeeping fees	18	—	—		18
Trustees’ fees		70	—		70
Audit fee	20	—	—		20
Custody fee	5	—	—		5
Distribution and service fees	129	26	—		155
Expense reimbursement due from Investment Advisor	14				14
Deferred compensation plan	11	—	—		11
Other liabilities	132	320	68	(d)	520

Total Liabilities	2,514	86,032	68		88,614

Net Assets	$478,791	$984,101	$(68	)(d)	$1,462,824

Pro -forma Combining
Statement of Assets & Liabilities
As of March 31, 2005 (unaudited)

	Columbia	Nations
	Short Term Bond	Short Term Income
	Fund	Fund	Pro Forma		Pro Forma
In Thousands	Target Fund	Acquiring Fund	Adjustments		Combined
Investors A: (a)
Net assets	$—	$38,129,671	$41,984,869		$80,114,540
Shares outstanding	—	3,882,123	4,275,445	(e)	8,157,568

Net asset value per share (b)	$—	$9.82			$9.82

Maximum sales charge		1.00%			1.00%
Maximum offering price per share ( c)		9.92			9.92

Investors B: (a)
Net assets	$—	$1,477,081	$21,669,766		$23,146,847
Shares outstanding	—	150,552	2,208,947	(e)	2,359,499

Net asset value and offering price per share (b)	$—	$9.81			$9.81

Investor C: (a)
Net assets	$—	$17,980,569	$9,973,558		$27,954,127
Shares outstanding	—	1,832,195	1,016,673	(e)	2,848,868

Net asset value and offering price per share (b)	$—	$9.81			$9.81

Primary A: (a)
Net assets	$—	$926,514,057	$405,095,262		$1,331,609,319
Shares outstanding	—	94,501,434	41,336,251	(e)	135,837,685

Net asset value and offering price per share (b)	—	$9.80			$9.80

Class A: (a)
Net assets	$22,778,195	$—	$(22,778,195)		$—
Shares outstanding	2,665,679	—	(2,665,679)		—

Net asset value per share (b)	$8.54	$—			$—

Maximum sales charge	4.75%
Maximum offering price per share ( c)	8.97

Class B: (a)
Net assets	$21,672,839	$—	$(21,672,839)		$—
Shares outstanding	2,536,332	—	(2,536,332)		—

Net asset value, offering and redemption price per share	$8.54	$—			$—

Class C: (a)
Net assets	$2,983,651	$—	$(2,983,651)		$—
Shares outstanding	349,171	—	(349,171)		—

Net asset value, offering and redemption price per share	$8.54	$—			$—

Class D: (a)
Net assets	$6,991,321	$—	$(6,991,321)		$—
Shares outstanding	818,189	—	(818,189)		—

Net asset value, offering and redemption price per share	$8.54	$—			$—

Class G: (a)
Net assets	$793,066	$—	$(793,066)		$—
Shares outstanding	92,811	—	(92,811)		—

Net asset value, offering and redemption price per share	$8.54	$—			$—

Class T: (a)
Net assets	$19,212,628	$—	$(19,212,628)		$—
Shares outstanding	2,248,424	—	(2,248,424)		—

Net asset value, offering and redemption price per share	$8.54	$—			$—

Class Z: (a)
Net assets	$404,359,649	$—	$(404,359,649)		$—
Shares outstanding	47,322,182	—	(47,322,182)		—

Net asset value, offering and redemption price per share	$8.54	$—			$—

(a)	Class A and T shares of Columbia Short Term Bond Fund will merge into Investor A shares of Nations Short Term Income Fund on the date of the Acquisition.

Class B shares of Columbia Short Term Bond Fund will merge into Investor B shares of Nations Short Term Income Fund on the date of the Acquisition.

Class C and D shares of Columbia Short Term Bond Fund will merge into Investor C shares of Nations Short Term Income Fund on the date of the Acquisition.

Class G and Z shares of Columbia Short Term Bond Fund will merge into Primary A shares of Nations Short Term Income Fund on the date of the Acquisition.

(b)	Redemption price per share is equal to net assets value less any applicable contingent deferred sales charge.

(c)	On sales of $50,000 or more the offering price is reduced.

(d)	Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $67,894 to be borne by Columbia Short Term Bond Fund, respectively.

(e)	Reflects estimated shares issued to Target fund at the time of the merger.

Pro -forma Combining
Statement of Assets & Liabilities
As of March 31, 2005 (unaudited)

	Nations Short -	Nations
	Intermediate Govt	Short Term Income
	Fund	Fund	Pro Forma		Pro Forma
In Thousands	Target Fund	Acquiring Fund	Adjustments		Combined
Assets:
Investments, at cost	$384,983	$969,133	$—		$1,354,116
Repurchase agreement at cost	$160,496	$23,348			$183,844
Affiliated Investments, at cost	$3,044	$79,684	$—		$82,728

Investments, at value	381,131	956,422	—		1,337,553
Affiliated Investments, at value	3,044	79,684	—		82,728
Repurchase agreement	160,496	23,348			183,844
Cash	31	722	—		753
Receivable for:					—
Investments sold	—	2,207	—		2,207
Investments sold on a delayed delivery basis	—	—			—
Fund shares sold	266	372	—		638
Interest	2,946	7,378	—		10,324
Income Receivable		—	—		—
Futures variation margin	41	—	—		41
Dollar roll fee income		—	—		—
Expense reimbursement due from Investment Advisor	—	—	—		—
Deferred Trustees’ compensation plan	—	—	—		—
Other Assets	1	—	—		1

Total Assets	547,956	1,070,133	—		1,618,089

Liabilities:
Payable for:
Collateral on securities loaned	160,496	23,348			183,844
Income payable	852	1,707			2,559
Interest purchased		—			—
Investments purchased	30,004	57,707			87,711
Investments purchased on a delayed delivery basis		—	—		—
Fund shares repurchased	348	2,498	—		2,846
Distributions		—	—		—
Investment advisory fee	87	254	—		341
Administration fee	44	102	—		146
Accrued Expenses		—	—		—
Pricing and bookkeeping fees		—	—		—
Trustees’ fees	88	70	—		158
Audit fee		—	—		—
Custody fee	—	—	—		—
Distribution and service fees	27	26	—		53
Deferred compensation plan	—	—	—		—
Other liabilities	169	320	52	(d)	541

Total Liabilities	192,115	86,032	52		278,199

Net Assets	$355,841	$984,101	$(52)	(d)	$1,339,890

Composition of Net Assets:
Paid-in capital	$361,945	$1,002,142	—		$1,364,087
Future contracts	$(24)	$—	—		$(24)
Undistributed/(Overdistributed) net investment income	106	270	(52)	(d)	$324
Accumulated net realized gain/(loss)	(2,334)	(5,600)	—		$(7,934)
Unrealized appreciation/(depreciation) on investments	(3,852)	(12,711)	—		(16,563)

Net Assets	$355,841	$984,101	$(52)	(d)	$1,339,890

Investors A: (a)
Net assets	$32,799,029	$38,129,671	$(4,779)		$70,923,921
Shares outstanding	7,967,291	3,882,123	(4,627,754)	(e)	7,221,660

Net asset value per share (b)	$4.12	$9.82			$9.82

Maximum sales charge	3.25%	1.00%			1.00%
Maximum offering price per share ( c)	4.26	9.92			9.92

Investors B: (a)
Net assets	$19,086,312	$1,477,081	$(2,781)		$20,560,612
Shares outstanding	4,632,685	150,552	(2,687,371)	(e)	2,095,866

Net asset value and offering price per share (b)	$4.12	$9.81			$9.81

Investor C: (a)
Net assets	$4,307,161	$17,980,569	$(628)		$22,287,102
Shares outstanding	1,047,181	1,832,195	(608,187)	(e)	2,271,189

Net asset value and offering price per share (b)	$4.11	$9.81			$9.81

	Nations Short –	Nations
	Intermediate Govt	Short Term Income
	Fund	Fund	Pro Forma		Pro Forma
In Thousands	Target Fund	Acquiring Fund	Adjustments		Combined
Primary A: (a)
Net assets	$299,648,340	$926,514,057	$(43,662)		$1,226,118,735
Shares outstanding	72,739,601	94,501,434	(42,167,695	)(e)	125,073,340

Net asset value and offering price per share (b)	$4.12	$9.80			$9.80

Class A: (a)
Net assets	$—	$—	$—		$—
Shares outstanding	—	—	—		—

Net asset value per share (b)	$—	$—			$—

Maximum sales charge
Maximum offering price per share ( c)

Class B: (a)
Net assets	$—	$—	$—		$—
Shares outstanding	—	—	—		—

Net asset value, offering and redemption price per share	$—	$—			$—

Class C: (a)
Net assets	$—	$—	$—		$—
Shares outstanding	—	—	—		—

Net asset value, offering and redemption price per share	$—	$—			$—

Class D:
Net assets	$—	$—	$—		$—
Shares outstanding	—	—	—		—

Net asset value, offering and redemption price per share	$—	$—			$—

Class G:
Net assets	$—	$—	$—		$—
Shares outstanding	—	—	—		—

Net asset value, offering and redemption price per share	$—	$—			$—

Class T:
Net assets	$—	$—	$—		$—
Shares outstanding	—	—	—		—

Net asset value, offering and redemption price per share	$—	$—			$—

Class Z:
Net assets	$—	$—	$—		$—
Shares outstanding	—	—	—		—

Net asset value, offering and redemption price per share	$—	$—			$—

(a)	Investors A, B, C and Primary A shares of Nations Short Inter. Gov. Fund are exchanged for new Class A, B, C and Primary A shares of Nations Short Term Income Fund shares, respectively based on the Net Asset Value per share of Nations Short Term Income Fund’s Investors A, B, C and Primary A Shares, respectively at the time of the merger.

(b)	Redemption price per share is equal to net assets value less any applicable contingent deferred sales charge.

(c)	On sales of $50,000 or more the offering price is reduced.

(d)	Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of a $51,850 to be borne by Nations Short Intermediate Government Fund, respectively.

(e)	Reflects estimated shares issued to Target fund at the time of the merger.

Pro- forma Combining
Statement of Operations
For the Twelve Months Ended March 31, 2005 (Unaudited)

	Columbia	Nations Short -	Nations
	Short Term Bond	Intermediate Govt	Short Term Income
	Fund	Fund	Fund	Pro Forma	Pro Forma
	Target Fund	Target Fund	Acquiring Fund	Adjustments	Combined
Investment Income:
Interest	$17,782	$12,601	$31,809	$—	$62,192
Interest Income from Affiliated Funds	—	68	880	—	$948
Dollar roll fee income	—	—			$—
Security lending		76	38	—	$114
Consent Fee	2	—	—	—	$2

Total Investment Income	17,784	12,745	32,727	—	63,256

Expenses:
Investment advisory fee	2,492	1,118	3,445	(931)	6,124	(c)(g)
Administration fee		738	2,243	(123)	2,858	(c)(g)
Distribution fee:					—
Class B	180	168	12	—	360	(a)
Class C	22	40	184	75	321	(a)
Class D	75			(75)	—
Class G	7	—		(7)	—
Service fee:
Class A	67	88	230	53	438	(a)
Class B	60	56	4		120	(a)
Class C	7	13	61	25	107	(a)
Class D	25			(25)	—
Class G	2			(2)	—
Class T	32			(32)	—
Transfer agent fee	523	110	330	(456)	507	(d)
Pricing and bookkeeping fees	169	—		(7)	162	(b)(g)
Trustees’ fees	16	25	25	(13)	53	(b)
Printing fees		29	56	(85)	—
Custody fee	32	29	85	—	146	(b)
Registration fees	105	34	45	(138)	46	(b)
Non-Recurring Costs (see Note 5)	25	101	313	—	439
Legal and audit fees	55	112	113	(75)	205	(b)
Other expenses	101	31	79	71	282	(b)

Total Operating Expenses	3,995	2,692	7,225	(1,745)	12,167
Interest expense	—	—	—	—	—

Total Expenses	3,995	2,692	7,225	(1,745)	12,167
Fees and expenses waived or reimbursed by Investment Advisor	(147)	—	(865)	498	(514)	(f)
Fees waived by Distributor				—	—
Class C	(18)	—	—	(171)	(189)	(e)
Class D	(60)	—	—	60	—
Class G	—	—	—		—
Class T	—	—	—		—
Custody earnings credit	(1)	(5)	(21)	—	(27)
Non-recurring costs assumed by Investment Advisor (see Note 11)	(25)	(101)	(313)	—	(439)

Net Expenses	3,744	2,586	6,026	(1,358)	10,998

Net Investment Income	14,040	10,159	26,701	1,358	52,258

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	(1,634)	(1,885)	(6,274)	—	(9,793)
Net change in unrealized appreciation/depreciation on investments	(18,953)	(12,235)	(21,177)	—	(52,365)

Net	(20,587)	(14,120)	(27,451)	—	(62,158)

Net Increase in Net Assets from Operations	$(6,547)	$(3,961)	$(750)	$1,358	$(9,900)

(a)	Based on the contract in effect for Columbia Short Term Bond Fund, the target fund.

(b)	Reflects elimination of duplicate expenses achieved as a result of merging funds.

(c)	Reflects current contractual rates for Nations Short Term Income Fund, the surviving Fund in the merger, pursuant to the Assurance of Discontinuous with the NYAG, effective December 1, 2004.

(d)	Reflects the impact of changes to the transfer agent fee that is expected to be implemented on the date the merger is consumated.

(e)	Based on voluntary fee waiver currently in effect for Columbia Short Term Bond Fund, the target Fund.

(f)	Reflects contractual Waiver of Administration fee and contractual expense cap of 0.48%

(g)	Adjustment to realign Columbia Short Term Bond Fund’s fee and Nations Short Term Intermediate Govt. Fund’s fee to Nations Short Term Income Fund’s structure.

Pro- forma Combining
Statement of Operations
For the Twelve Months Ended March 31, 2005 (Unaudited)

	Columbia	Nations
	Short Term Bond	Short Term Income
	Fund	Fund	Pro Forma	Pro Forma
	Target Fund	Acquiring Fund	Adjustments	Combined
Investment Income:
Interest	$17,782	$31,809	$—	$49,591
Interest Income from Affiliated Funds	—	880	—	$880
Dollar roll fee income	—			$—
Security lending		38	—	$38
Consent Fee	2	—	—	$2

Total Investment Income	17,784	32,727	—	50,511

Expenses:
Investment advisory fee	2,492	3,445	(931)	5,006	(c)(g)
Administration fee		2,243	93	2,336	(c)(g)
Distribution fee:				—
Class B	180	12	—	192	(a)
Class C	22	184	75	281	(a)
Class D	75		(75)	—
Class G	7		(7)	—
Service fee:
Class A	67	230	53	350	(a)
Class B	60	4		64	(a)
Class C	7	61	25	93	(a)
Class D	25		(25)	—
Class G	2		(2)	—
Class T	32		(32)	—
Transfer agent fee	523	330	(419)	434	(d)
Pricing and bookkeeping fees	169		(7)	162	(b)(g)
Trustees’ fees	16	25	(5)	36	(b)
Printing fees		56	(56)	—
Custody fee	32	85	—	117	(b)
Registration fees	105	45	(104)	46	(b)
Non-Recurring Costs (see Note 5)	25	313	—	338
Legal and audit fees	55	113	(43)	125	(b)
Other expenses	101	79	47	227	(b)

Total Operating Expenses	3,995	7,225	(1,413)	9,807
Interest expense	—	—	—	—

Total Expenses	3,995	7,225	(1,413)	9,807
Fees and expenses waived or reimbursed by Investment Advisor	(147)	(865)	591	(421	) (f)
Fees waived by Distributor			—	—
Class C	(18)	—	(147)	(165	) (e)
Class D	(60)	—	60	—
Class G	—	—	—	—
Class T	—	—	—	—
Custody earnings credit	(1)	(21)	—	(22)
Non-recurring costs assumed by Investment Advisor (see Note 11)	(25)	(313)	—	(338)

Net Expenses	3,744	6,026	(909)	8,861

Net Investment Income	14,040	26,701	909	41,650

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	(1,634)	(6,274)	—	(7,908)
Net change in unrealized appreciation/depreciation on investments	(18,953)	(21,177)	—	(40,130)

Net	(20,587)	(27,451)	—	(48,038)

Net Increase in Net Assets from Operations	$(6,547)	$(750)	$909	$(6,388)

(a)	Based on the contract in effect for Columbia Short Term Bond Fund, the target fund.

(b)	Reflects elimination of duplicate expenses achieved as a result of merging funds.

(c)	Reflects current contractual rates for Nations Short Term Income Fund, the surviving Fund in the merger, pursuant to the Assurance of Discontinuous with the NYAG, effective December 1, 2004.

(d)	Reflects the impact of changes to the transfer agent fee that is expected to be implemented on the date the merger is consumated.

(e)	Based on voluntary fee waiver currently in effect for Columbia Short Term Bond Fund, the target Fund.

(f)	Reflects contractual Waiver of Administration fee and contractual expense cap of 0.48%

(g)	Adjustment to realign Columbia Short Term Bond Fund’s fee to Nations Short Term Income Fund’s current fee structure.

Pro- forma Combining
Statement of Operations
For the Twelve Months Ended March 31, 2005 (Unaudited)

	Nations Short -	Nations
	Intermediate Govt	Short Term Income
	Fund	Fund	Pro Forma	Pro Forma
	Target Fund	Acquiring Fund	Adjustments	Combined
Investment Income:
Interest	$12,601	$31,809	$—	$44,410
Interest Income from Affiliated Funds	68	880	—	$948
Dollar roll fee income	—			$—
Security lending	76	38	—	$114
Consent Fee	—	—	—	$—

Total Investment Income	12,745	32,727	—	45,472

Expenses:
Investment advisory fee	1,118	3,445	(1)	4,562	(c)
Administration fee	738	2,243	(852)	2,129	(c)
Distribution fee:				—
Class B	168	12		180	(a)
Class C	40	184		224	(a)
Class D				—
Class G	—			—
Service fee:
Class A	88	230		318	(a)
Class B	56	4		60	(a)
Class C	13	61		74	(a)
Class D				—
Class G				—
Class T				—
Transfer agent fee	110	330	(210)	230	(d)
Pricing and bookkeeping fees	—		140	140	(b)
Trustees’ fees	25	25	(8)	42	(b)
Printing fees	29	56	(85)	—
Custody fee	29	85		114	(b)
Registration fees	34	45	(33)	46	(b)
Non-Recurring Costs (see Note 5)	101	313		414
Legal and audit fees	112	113	(29)	196	(b)
Other expenses	31	79	81	191	(b)

Total Operating Expenses	2,692	7,225	(997)	8,920
Interest expense	—	—	—	—

Total Expenses	2,692	7,225	(997)	8,920
Fees and expenses waived or reimbursed by Investment Advisor	—	(865)	561	(304)
Fees waived by Distributor				—
Class C	—	—		—
Class D	—	—		—
Class G	—	—		—
Class T	—	—		—
Custody earnings credit	(5)	(21)	—	(26)
Non-recurring costs assumed by Investment Advisor (see Note 11)	(101)	(313)	—	(414)

Net Expenses	2,586	6,026	(436)	8,176

Net Investment Income	10,159	26,701	436	37,297

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	(1,885)	(6,274)	—	(8,159)
Net change in unrealized appreciation/depreciation on investments	(12,235)	(21,177)	—	(33,412)

Net	(14,120)	(27,451)	—	(41,571)

Net Increase in Net Assets from Operations	$(3,961)	$(750)	$436	$(4,275)

(a)	Based on the contract in effect for Columbia Short Term Bond Fund, the target fund.

(b)	Reflects elimination of duplicate expenses achieved as a result of merging funds.

(c)	Reflects current contractual rates for Nations Short Term Income Fund, the surviving Fund in the merger, pursuant to the Assurance of Discontinuous with the NYAG, effective December 1, 2004.

(d)	Reflects the impact of changes to the transfer agent fee that is expected to be implemented on the date the merger is consumated.

NATIONS SHORT-TERM INCOME FUND
AND
COLUMBIA SHORT TERM BOND FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS

Notes to Financial Statements
March 31, 2005
(unaudited)

Note 1. Organization

Nations Short-Term Income Fund (the “Acquiring Fund”), a series of Nations Funds Trust (the “Trust”), is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Columbia Short Term Bond Fund (“Target Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Acquiring Fund seeks high current income consistent with minimal fluctuations in principal. The Target Fund seeks a high level of current income consistent with a high degree of principal stability by investing primarily in short-term, investment-grade, fixed income securities.

Fund Shares

The Acquiring Fund and the Target Fund each may issue an unlimited number of shares. The Acquiring Fund offers four classes of shares: Primary A, Investor A, Investor B and Investor C shares. The Target Fund offers seven classes of shares: Class A, Class B, Class C, Class D, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Fund by the Acquiring Fund as if such merger had occurred on April 1, 2005. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolio and Pro Forma Statement of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of March 31, 2005. The Pro Forma Statement of Operations of the Target Fund and Acquiring Fund has been combined to reflect twelve months ended March 31, 2005. Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the Target Fund as of March 31, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be restated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included within their respective annual shareholder reports dated March 31, 2005 and August 31, 2004 for the Acquiring Fund and the Target Fund, respectively, as well as the semi-annual shareholder reports dated September 30, 2004 and February 28, 2005 for the Acquiring Fund and the Target Fund, respectively.

Note 3. Significant Accounting Policies

Security Valuation

The Acquiring Fund and the Target Fund use the identical policy for security valuation. Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities may be valued based upon quotes provided by one or more principal market makers.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Options

The Fund may write call and put options on futures it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss. The Fund’s custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Securities Lending

Under an agreement with Bank of New York (“BNY”), the Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to the borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral. The income earned by each Fund from securities lending is included in its Statement of Operations.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities in an amount equal to the delayed delivery commitment.

Loan Participation and Commitments

The Fund may invest in Loan Participations. When the Fund purchases a Loan Participation, the Fund typically enters into a contractual relationship with the lender or third party selling such Participation (“Selling Participant”), but not the Borrower. As a result, the Fund assumes the credit risk of the Borrower, Selling Participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). The Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Loan Participant.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Fees and Compensations Paid to Affiliates

Investment Advisory Fee

BACAP, a wholly-owned subsidiary of Bank of America, N.A. (“Bank of America”), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, is the investment advisor to the Acquiring Fund. BACAP receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.30% based on the Fund’s average daily net assets. Prior to December 1, 2004, BACAP waived a portion of its investment advisory fee at the annual rate of 0.10% of the Fund’s average daily net assets. For the year ended March 31, 2005, the Fund’s effective investment advisory fee rate was 0.23%.

Administration Fee

BACAP Distributors, LLC (“BACAP Distributors”), a wholly-owned subsidiary of Bank of America, provides administrative and other services to the Fund. Effective December 1, 2004, BACAP Distributors is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.14% of the Fund’s average daily net assets. Prior to December 1, 2004, BACAP Distributors received a monthly administration fee at the annual rate of 0.22% of the Fund’s average daily net assets.

Effective December 1, 2004, BACAP Distributors has agreed to waive a portion of its administration fee for the Fund at an annual rate of 0.02% of the Fund’s average daily net assets. BACAP Distributors, at its discretion, may revise or discontinue this arrangement any time.

For the year ended March 31, 2005, the Fund’s effective administration fee rate was 0.19%.

Transfer Agent Fee

PFPC Inc. serves as the transfer agent for the Fund’s shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Fund. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Fund. For the year ended March 31, 2005, Bank of America earned $26,000 in sub-transfer agent fees from the Fund for providing such services. This amount is included in “Transfer agent fees” in the Fund’s Statement of Operations.

Underwriting Discounts, Service and Distribution Fees

BACAP Distributors serves as the distributor of the Fund’s shares. For the year ended March 31, 2005, the Distributor has retained net underwriting discounts of $5,000 on sales of the Fund’s Investor A shares and received net CDSC fees of $2,000, $0 and $3,000 on Investor A, Investor B and Investor C share redemptions, respectively.

The Fund has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C shares of the Fund and a combined distribution and shareholder servicing plan for Investor A Shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the year ended March 31, 2005, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

	Current	Plan
	Rate	Limit
Investor A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Investor B and Investor C Shareholder Servicing Plans	0.25%	0.25%
Investor B and Investor C Distribution Plans	0.75%	0.75%

Fees Paid to Officers and Trustees

With the exception of one officer, no officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Fund for serving as Trustee or Officer of the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund’s fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund’s assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in “Trustees’ fees and expenses” in the Statement of operations. The liability for the deferred compensation plan is included in “Accrued Trustees’ fees and expenses” in the Statement of assets and liabilities.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Other

The Fund has made daily investments of cash balances in Nations Cash Reserves, another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Fund from such investments is included in its Statement of operations as “Dividend income from affiliated funds.” BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Fund. For the year ended March 31, 2005, BACAP and BACAP Distributors earned $59,000 of investment advisory Fees and $31,000 of administration fees, respectively, related to investments in affiliated funds.

A significant portion of the Fund’s Primary A shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

Note 5. Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of March 31, 2005. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at March 31, 2005.

	Shares of	Additional Shares	Total Shares
	Acquiring Fund	Assumed Issued	Outstanding
Class of Shares	Pre-Combination	with Merger	Post Combination

Primary A	94,501,434	41,336,251	135,837,685
Investor A	3,882,123	4,275,445	8,157,568
Investor B	150,552	2,208,947	2,359,499
Investor C	1,832,195	1,016,673	2,848,868

Note 6. Legal Proceedings

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (“BAS”) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. — the investment advisor to and distributor of the Columbia Funds, respectively, — to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Nations Funds and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Nations Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Nations Funds Trust, its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

NATIONS SHORT-TERM INCOME FUND
AND
NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS
(UNAUDITED)
Notes to Financial Statements
March 31, 2005
(unaudited)

Note 1. Organization

Nations Short-Term Income Fund (the “Acquiring Fund”), and Nations Short-Intermediate Government Fund (the “Target Fund”), each a series of Nations Funds Trust (the “Trust”), are each a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Acquiring Fund seeks high current income consistent with minimal fluctuations of principal. The Target Fund seeks high current income consistent with modest fluctuations of principal.

Fund Shares

The Acquiring Fund and the Target Fund each may issue an unlimited number of shares and each offers four classes of shares: Primary A, Investor A, Investor B and Investor C shares. Each share class has its own expense structure.

Note 2. Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Fund by the Acquiring Fund as if such merger had occurred on April 1, 2005. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolio and Pro Forma Statement of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of March 31, 2005. The Pro Forma Statement of Operations of the Target Fund and Acquiring Fund has been combined to reflect twelve months ended March 31, 2005. Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the Target Fund as of March 31, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be restated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included within their respective annual shareholder reports dated March 31, 2005, as well as the semi-annual shareholder reports dated September 30, 2004.

Note 3. Significant Accounting Policies

Security Valuation

The Acquiring Fund and the Target Fund use the identical policy for security valuation. Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities may be valued based upon quotes provided by one or more principal market makers.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Options

The Fund may write call and put options on futures it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss. The Fund’s custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Securities Lending

Under an agreement with Bank of New York (“BNY”), the Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to the borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral. The income earned by each Fund from securities lending is included in its Statement of Operations.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities in an amount equal to the delayed delivery commitment.

Loan Participation and Commitments

The Fund may invest in Loan Participations. When the Fund purchases a Loan Participation, the Fund typically enters into a contractual relationship with the lender or third party selling such Participation (“Selling Participant”), but not the Borrower. As a result, the Fund assumes the credit risk of the Borrower, Selling Participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). The Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Loan Participant.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Fees and Compensations Paid to Affiliates

Investment Advisory Fee

BACAP, a wholly-owned subsidiary of Bank of America, N.A. (“Bank of America”), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, is the investment advisor to the Acquiring Fund. BACAP receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.30% based on the Fund’s average daily net assets. Prior to December 1, 2004, BACAP waived a portion of its investment advisory fee at the annual rate of 0.10% of the Fund’s average daily net assets. For the year ended March 31, 2005, the Fund’s effective investment advisory fee rate was 0.23%.

Administration Fee

BACAP Distributors, LLC (“BACAP Distributors”), a wholly-owned subsidiary of Bank of America, provides administrative and other services to the Fund. Effective December 1, 2004, BACAP Distributors is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.14% of the Fund’s average daily net assets. Prior to December 1, 2004, BACAP Distributors received a monthly administration fee at the annual rate of 0.22% of the Fund’s average daily net assets.

Effective December 1, 2004, BACAP Distributors has agreed to waive a portion of its administration fee for the Fund at an annual rate of 0.02% of the Fund’s average daily net assets. BACAP Distributors, at its discretion, may revise or discontinue this arrangement any time.

For the year ended March 31, 2005, the Fund’s effective administration fee rate was 0.19%.

Transfer Agent Fee

PFPC Inc. serves as the transfer agent for the Fund’s shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Fund. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Fund. For the year ended March 31, 2005, Bank of America earned $26,000 in sub-transfer agent fees from the Fund for providing such services. This amount is included in “Transfer agent fees” in the Fund’s Statement of Operations.

Underwriting Discounts, Service and Distribution Fees

BACAP Distributors serves as the distributor of the Fund’s shares. For the year ended March 31, 2005, the Distributor has retained net underwriting discounts of $5,000 on sales of the Fund’s Investor A shares and received net CDSC fees of $2,000, $0 and $3,000 on Investor A, Investor B and Investor C share redemptions, respectively.

The Fund has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C shares of the Fund and a combined distribution and shareholder servicing plan for Investor A Shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the year ended March 31, 2005, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

	Current	Plan
	Rate	Limit
Investor A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Investor B and Investor C Shareholder Servicing Plans	0.25%	0.25%
Investor B and Investor C Distribution Plans	0.75%	0.75%

Fees Paid to Officers and Trustees

With the exception of one officer, no officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Fund for serving as Trustee or Officer of the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund’s fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund’s assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in “Trustees’ fees and expenses” in the Statement of operations. The liability for the deferred compensation plan is included in “Accrued Trustees’ fees and expenses” in the Statement of assets and liabilities.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Other

The Fund has made daily investments of cash balances in Nations Cash Reserves, another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Fund from such investments is included in its Statement of operations as “Dividend income from affiliated funds.” BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Fund. For the year ended March 31, 2005, BACAP and BACAP Distributors earned $59,000 of investment advisory Fees and $31,000 of administration fees, respectively, related to investments in affiliated funds.

A significant portion of the Fund’s Primary A shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

Note 5. Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of March 31, 2005. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at March 31, 2005.

	Shares of	Additional Shares	Total Shares
	Acquiring Fund	Assumed Issued	Outstanding
Class of Shares	Pre-Combination	with Merger	Post Combination

Primary A	94,501,434	30,571,906	125,073,340
Investor A	3,882,123	3,339,537	7,221,660
Investor B	150,552	1,945,314	2,095,866
Investor C	1,832,195	438,994	2,271,189

Note 6. Legal Proceedings

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (“BAS”) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. — the investment advisor to and distributor of the Columbia Funds, respectively, — to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Nations Funds and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Nations Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Nations Funds Trust, its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

NATIONS SHORT-TERM INCOME FUND,
COLUMBIA SHORT TERM BOND FUND
AND
NATIONS SHORT-INTERMEDIATE GOVERNMENT FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS
(UNAUDITED)
Notes to Financial Statements
March 31, 2005
(unaudited)

Note 1. Organization

Nations Short-Term Income Fund (the “Acquiring Fund”), a series of Nations Funds Trust (the “Trust”), is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Columbia Short Term Bond Fund and Nations Short-Intermediate Government Fund (collectively the “Target Funds”), are each registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Acquiring Fund seeks high current income consistent with minimal fluctuations in principal. Columbia Short Term Bond Fund seeks a high level of current income consistent with a high degree of principal stability by investing primarily in short-term, investment-grade, fixed income securities. Nations Short-Intermediate Government Fund seeks high current income consistent with modest fluctuations of principal.

Fund Shares

The Acquiring Fund and the Target Funds each may issue an unlimited number of shares. The Acquiring Fund and Nations Short-Intermediate Government Fund each offer four classes of shares: Primary A, Investor A, Investor B and Investor C shares. Columbia Short Term Bond Fund offers seven classes of shares: Class A, Class B, Class C, Class D, Class G, Class T and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Funds by the Acquiring Fund as if such merger had occurred on April 1, 2005. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Target Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolio and Pro Forma Statement of Assets and Liabilities of the Targets Fund and Acquiring Fund have been combined to reflect balances as of March 31, 2005. The Pro Forma Statement of Operations of the Targets Fund and Acquiring Fund has been combined to reflect twelve months ended March 31, 2005. Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the Target Funds as of March 31, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be restated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Funds included within their respective annual and semi-annual shareholder reports. The annual shareholder reports are dated March 31, 2005 for the Acquiring Fund and Nations Short-Intermediate Government Fund and August 31, 2004 for Columbia Short Term Bond Fund. The semi-annual shareholder reports are dated September 30, 2004 for the Acquiring Fund and Nations Short-Intermediate Government Fund and February 28, 2005 for Columbia Short Term Bond Fund.

Note 3. Significant Accounting Policies

Security Valuation

The Acquiring Fund and the Target Fund use the identical policy for security valuation. Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities may be valued based upon quotes provided by one or more principal market makers.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Options

The Fund may write call and put options on futures it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss. The Fund’s custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Securities Lending

Under an agreement with Bank of New York (“BNY”), the Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of the collateral. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to the borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral. The income earned by each Fund from securities lending is included in its Statement of Operations.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities in an amount equal to the delayed delivery commitment.

Loan Participation and Commitments

The Fund may invest in Loan Participations. When the Fund purchases a Loan Participation, the Fund typically enters into a contractual relationship with the lender or third party selling such Participation (“Selling Participant”), but not the Borrower. As a result, the Fund assumes the credit risk of the Borrower, Selling Participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). The Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Loan Participant.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Fees and Compensations Paid to Affiliates

Investment Advisory Fee

BACAP, a wholly-owned subsidiary of Bank of America, N.A. (“Bank of America”), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, is the investment advisor to the Acquiring Fund. BACAP receives an investment advisory fee, calculated daily and payable monthly, at the annual rate of 0.30% based on the Fund’s average daily net assets. Prior to December 1, 2004, BACAP waived a portion of its investment advisory fee at the annual rate of 0.10% of the Fund’s average daily net assets. For the year ended March 31, 2005, the Fund’s effective investment advisory fee rate was 0.23%.

Administration Fee

BACAP Distributors, LLC (“BACAP Distributors”), a wholly-owned subsidiary of Bank of America, provides administrative and other services to the Fund. Effective December 1, 2004, BACAP Distributors is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.14% of the Fund’s average daily net assets. Prior to December 1, 2004, BACAP Distributors received a monthly administration fee at the annual rate of 0.22% of the Fund’s average daily net assets.

Effective December 1, 2004, BACAP Distributors has agreed to waive a portion of its administration fee for the Fund at an annual rate of 0.02% of the Fund’s average daily net assets. BACAP Distributors, at its discretion, may revise or discontinue this arrangement any time.

For the year ended March 31, 2005, the Fund’s effective administration fee rate was 0.19%.

Transfer Agent Fee

PFPC Inc. serves as the transfer agent for the Fund’s shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Fund. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Fund. For the year ended March 31, 2005, Bank of America earned $26,000 in sub-transfer agent fees from the Fund for providing such services. This amount is included in “Transfer agent fees” in the Fund’s Statement of Operations.

Underwriting Discounts, Service and Distribution Fees

BACAP Distributors serves as the distributor of the Fund’s shares. For the year ended March 31, 2005, the Distributor has retained net underwriting discounts of $5,000 on sales of the Fund’s Investor A shares and received net CDSC fees of $2,000, $0 and $3,000 on Investor A, Investor B and Investor C share redemptions, respectively.

The Fund has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C shares of the Fund and a combined distribution and shareholder servicing plan for Investor A Shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the year ended March 31, 2005, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

	Current	Plan
	Rate	Limit
Investor A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Investor B and Investor C Shareholder Servicing Plans	0.25%	0.25%
Investor B and Investor C Distribution Plans	0.75%	0.75%

Fees Paid to Officers and Trustees

With the exception of one officer, no officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Fund for serving as Trustee or Officer of the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund’s fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund’s assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in “Trustees’ fees and expenses” in the Statement of operations. The liability for the deferred compensation plan is included in “Accrued Trustees’ fees and expenses” in the Statement of assets and liabilities.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Other

The Fund has made daily investments of cash balances in Nations Cash Reserves, another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Fund from such investments is included in its Statement of operations as “Dividend income from affiliated funds.” BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Fund. For the year ended March 31, 2005, BACAP and BACAP Distributors earned $59,000 of investment advisory Fees and $31,000 of administration fees, respectively, related to investments in affiliated funds.

A significant portion of the Fund’s Primary A shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

Note 5. Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of March 31, 2005. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at March 31, 2005.

	Shares of	Additional Shares	Total Shares
	Acquiring Fund	Assumed Issued	Outstanding
Class of Shares	Pre-Combination	with Merger	Post Combination

Primary A	94,501,434	71,908,157	166,409,591
Investor A	3,882,123	7,614,982	11,497,105
Investor B	150,552	4,154,261	4,304,813
Investor C	1,832,195	1,455,667	3,287,862

Note 6. Legal Proceedings

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (“BAS”) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. — the investment advisor to and distributor of the Columbia Funds, respectively, — to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Nations Funds and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Nations Funds or their shareholders can not be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Nations Funds Trust, its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Pro Forma Combining Portfolio of Investments (unaudited)				Columbia Intermediate Gov't Income Fund
As of 3/31/05				Target Fund		Intermediate Bond Master Portfolio*		Pro forma	Pro Forma Combined
	Rate (%)	Maturity		Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
CORPORATE NOTES AND BONDS			34.8%
BASIC MATERIALS			1.6%
Chemicals			0.8%
Dow Chemical Co.	6.000	10/1/2012		340	361	—	—	—	340	361
Dow Chemical Co.	6.125	2/1/2011		—	—	1,622	1,736	—	1,622	1,736
Eastman Chemical Co	3.250	6/15/2008		—	—	409	392	—	409	392
EI Du Pont de Nemours & Co	3.375	11/15/2007		—	—	1,298	1,268	—	1,298	1,268
Potash Corp of Saskatchewan	4.875	3/1/2013		—	—	435	427	—	435	427
Praxair Inc	4.750	7/15/2007		—	—	705	710	—	705	710
Praxair Inc	6.500	3/1/2008		—	—	1,192	1,252	—	1,192	1,252
Praxair Inc	6.625	10/15/2007		—	—	1,394	1,459	—	1,394	1,459
Praxair Inc	6.900	11/1/2006		—	—	489	511	—	489	511

Chemicals Total					361		7,756			8,117

Forest Products and Paper			0.4%
International Paper Co	4.250	1/15/2009		—	—	577	569	—	577	569
International Paper Co	5.850	10/30/2012		—	—	1,973	2,056	—	1,973	2,056
MeadWestvaco Corp	6.850	4/1/2012		—	—	1,501	1,674	—	1,501	1,674

Forest Products and Paper Total					—		4,299			4,299

Metals and Mining			0.3%
Alcan Inc	6.450	3/15/2011		—	—	29	32	—	29	32
Alcoa Inc	7.375	8/1/2010		—	—	1,570	1,765	—	1,570	1,765
BHP Billiton Finance USA Ltd	4.800	4/15/2013		—	—	641	633	—	641	633
CODELCO, Inc. (a)	5.500	10/15/2013		—	—	701	708	—	701	708

Metals and Mining Total					—		3,139			3,139

TOTAL BASIC MATERIALS					361		15,194			15,555

COMMUNICATIONS			5.5%
Media			2.2%
Clear Channel Communications Inc	6.000	11/1/2006		—	—	1,607	1,638	—	1,607	1,638
Comcast Cable Communications	6.375	1/30/2006		—	—	1,104	1,123	—	1,104	1,123
Comcast Cable Communications	7.125	6/15/2013		—	—	1,620	1,802	—	1,620	1,802
Gannett Co Inc	5.500	4/1/2007		—	—	3,094	3,171	—	3,094	3,171
Liberty Media Corp	3.500	9/25/2006		—	—	2,269	2,236	—	2,269	2,236
News America Holdings (b)	6.625	1/9/2008		—	—	1,247	1,310	—	1,247	1,310
News America Holdings	9.250	2/1/2013		—	—	967	1,207	—	967	1,207
Thomson Corp/The	5.250	8/15/2013		—	—	1,159	1,175	—	1,159	1,175
Time Warner, Inc.	7.250	9/1/2008		—	—	1,785	1,920	—	1,785	1,920
Time Warner, Inc.	8.110	8/15/2006		—	—	10	10	—	10	10
Time Warner, Inc.	9.125	1/15/2013		—	—	1,727	2,134	—	1,727	2,134
Viacom Inc	5.625	5/1/2007		—	—	584	598	—	584	598
Viacom Inc	7.700	7/30/2010		—	—	12	13	—	12	13
Viacom Inc	5.625	8/15/2012		1,610	1,634	—	—	—	1,610	1,634
Walt Disney Co	5.500	12/29/2006		—	—	336	343	—	336	343
Walt Disney Co	6.750	3/30/2006		—	—	1,073	1,102	—	1,073	1,102

Media Total					1,634		19,781			21,415

Telecommunications			3.3%
Alltel Corp	7.500	3/1/2006		—	—	2,016	2,083	—	2,016	2,083
BellSouth Corp	5.000	10/15/2006		—	—	1,398	1,417	—	1,398	1,417
British Telecommunications PLC	8.375	12/15/2010		—	—	943	1,096	—	943	1,096
British Telecommunications PLC	8.875	12/15/2030		500	664	—	—	—	500	664
Deutsche Telekom International Finance BV	5.250	7/22/2013		—	—	3,980	3,991	—	3,980	3,991

Pro Forma Combining Portfolio of Investments				Columbia Intermediate Gov't Income Fund
As of 3/31/05				Target Fund		Intermediate Bond Master Portfolio*		Pro forma	Pro Forma Combined
	Rate (%)	Maturity		Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
France Telecom SA (b)	8.000	3/1/2011		—	—	4,091	4,681	—	4,091	4,681
New Cingular Wireless Services Inc	8.125	5/1/2012		—	—	636	743	—	636	743
SBC Communications Inc	4.125	9/15/2009		1,610	1,564	—	—	—	1,610	1,564
SBC Communications Inc	5.750	5/2/2006		—	—	1,727	1,759	—	1,727	1,759
Sprint Capital Corp	6.125	11/15/2008		—	—	697	729	—	697	729
Sprint Capital Corp	8.375	3/15/2012		—	—	3,121	3,648	—	3,121	3,648
Telefonos de Mexico SA de CV	4.500	11/19/2008		—	—	11	11	—	11	11
TELUS Corp	7.500	6/1/2007		—	—	3,625	3,859	—	3,625	3,859
Verizon Global Funding Corp	7.750	12/1/2030		1,000	1,203	—	—	—	1,000	1,203
Verizon Pennsylvania Inc	5.650	11/15/2011		—	—	2,533	2,601	—	2,533	2,601
Verizon/New England	6.500	9/15/2011		—	—	2,577	2,759	—	2,577	2,759

Telecommunications Total					3,431		29,374			32,805

TOTAL COMMUNICATIONS					5,065		49,155			54,220

CONSUMER CYCLICAL			1.5%
Apparel			0.3%
Jones Apparel Group Inc (b)(c)	5.125	11/15/2014		—	—	3,500	3,318	—	3,500	3,318

Apparel Total					—		3,318			3,318

Auto Manufacturers			0.4%
DaimlerChrysler NA Holding Corp	4.050	6/4/2008		—	—	3,842	3,731	—	3,842	3,731

Auto Manufacturers Total					—		3,731			3,731

Home Builders			0.4%
Centex Corp	4.550	11/1/2010		—	—	4,000	3,866	—	4,000	3,866

Home Builders Total					—		3,866			3,866

Retail			0.4%
Costco Wholesale Corp	5.500	3/15/2007		—	—	4	4	—	4	4
Target Corp	3.375	3/1/2008		—	—	10	10	—	10	10
Target Corp	5.375	6/15/2009		—	—	802	827	—	802	827
Target Corp	5.400	10/1/2008		—	—	957	987	—	957	987
Target Corp	5.875	3/1/2012		—	—	802	847	—	802	847
Wal-Mart Stores Inc	4.375	7/12/2007		—	—	40	40	—	40	40
Wal-Mart Stores Inc (b)	4.550	5/1/2013		—	—	850	836	—	850	836

Retail Total					—		3,551			3,551

TOTAL CONSUMER CYCLICAL					—		14,465			14,465

CONSUMER NON-CYCLICAL			2.1%
Agriculture			0.0%
Monsanto Co	4.000	5/15/2008		—	—	328	323	—	328	323

Agriculture Total					—		323			323

Beverages			0.1%
Anheuser-Busch Cos Inc	6.000	4/15/2011		—	—	1,142	1,216	—	1,142	1,216
Coca-Cola Co.	5.750	3/15/2011		—	—	3	3	—	3	3

Beverages Total					—		1,220			1,220

Commercial Services			0.0%
RR Donnelley & Sons Co	4.950	4/1/2014		—	—	147	144	—	147	144

Commercial Services Total					—		144			144

Cosmetics/Personal Care			0.2%
Procter & Gamble Co	4.750	6/15/2007		—	—	1,847	1,873	—	1,847	1,873

Cosmetics/Personal Care Total					—		1,873			1,873

Food			1.0%
Cadbury Schweppes US Finance LLC (a)	5.125	10/1/2013		—	—	2,016	2,003	—	2,016	2,003

Pro Forma Combining Portfolio of Investments				Columbia Intermediate Gov't Income Fund
As of 3/31/05				Target Fund		Intermediate Bond Master Portfolio*		Pro forma	Pro Forma Combined
	Rate (%)	Maturity		Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Campbell Soup Co	5.500	3/15/2007		—	—	2,357	2,402	—	2,357	2,402
Fred Meyer Inc	7.450	3/1/2008		—	—	2,444	2,619	—	2,444	2,619
General Mills Inc	2.625	10/24/2006		—	—	1,919	1,876	—	1,919	1,876
Kroger Co/The	6.750	4/15/2012		—	—	633	690	—	633	690
Unilever Capital Corp	6.875	11/1/2005		—	—	745	764	—	745	764

Food Total					—		10,353			10,353

Healthcare Services			0.3%
WellPoint Health Networks	6.375	6/15/2006		—	—	1,728	1,772	—	1,728	1,772
WellPoint Health Networks	6.375	1/15/2012		—	—	1,258	1,358	—	1,258	1,358

Healthcare Services Total					—		3,129			3,129

Household Products/Wares			0.1%
Avery Dennison Corp	4.875	1/15/2013		—	—	3	3	—	3	3
Fortune Brands Inc	2.875	12/1/2006		—	—	621	610	—	621	610

Household Products/Wares Total					—		613			613

Pharmaceuticals			0.4%
Abbott Laboratories	5.625	7/1/2006		—	—	12	12	—	12	12
Bristol-Myers Squibb Co	4.750	10/1/2006		—	—	1,445	1,464	—	1,445	1,464
GlaxoSmithKline Capital PLC	2.375	4/16/2007		—	—	2,112	2,044	—	2,112	2,044

Pharmaceuticals Total					—		3,520			3,520

TOTAL CONSUMER NON-CYCLICAL					—		21,174			21,174

ENERGY			2.1%
Oil and Gas			1.2%
BP Capital Markets Plc	2.750	12/29/2006		—	—	1,293	1,267	—	1,293	1,267
Burlington Resources Finance Co	5.600	12/1/2006		—	—	2,421	2,469	—	2,421	2,469
Conoco Funding Co	5.450	10/15/2006		—	—	1,062	1,085	—	1,062	1,085
Conoco Funding Co	6.350	10/15/2011		—	—	1,427	1,555	—	1,427	1,555
Devon Financing Corp ULC	6.875	9/30/2011		—	—	530	584	—	530	584
Pemex Project Funding Master Trust	7.875	2/1/2009		—	—	1,939	2,096	—	1,939	2,096
USX Corp/Consolidated	6.650	2/1/2006		—	—	2,237	2,285	—	2,237	2,285
Valero Energy Corp	6.875	4/15/2012		—	—	827	918	—	827	918

Oil and Gas Total					—		12,260			12,260

Pipelines			0.8%
CenterPoint Energy Resources Corp	7.875	4/1/2013		—	—	1,219	1,413	—	1,219	1,413
Consolidated Edison Co of New York	7.150	12/1/2009		1,600	1,771	—	—	—	1,600	1,771
Consolidated Natural Gas Co	5.375	11/1/2006		—	—	1,065	1,084	—	1,065	1,084
Duke Capital LLC	4.370	3/1/2009		—	—	1,415	1,391	—	1,415	1,391
Kinder Morgan Inc (b)	5.150	3/1/2015		—	—	1,125	1,096	—	1,125	1,096
TEPPCO Partners LP	7.625	2/15/2012		—	—	1,311	1,484	—	1,311	1,484

Pipelines Total					1,771		6,469			8,239

TOTAL ENERGY					1,771		18,728			20,499

FINANCIALS			17.6%
Banks			4.3%
Bank of New York Co Inc	3.900	9/1/2007		—	—	660	654	—	660	654
Bank One Corp	6.000	8/1/2008		—	—	4,000	4,185	—	4,000	4,185
Barclays Bank PLC	7.400	12/15/2009		—	—	2	2	—	2	2
City National Corp.	5.125	2/15/2013		—	—	597	593	—	597	593
Comerica Inc	7.250	8/1/2007		2,000	2,120	—	—	—	2,000	2,120
Deutsche Bank Financial Inc	6.700	12/13/2006		—	—	6	6	—	6	6
HSBC Bank USA NA	3.020	12/14/2006		—	—	3,000	3,001	—	3,000	3,001
Huntington National Bank	2.750	10/16/2006		—	—	923	906	—	923	906
Key Bank National Association	7.000	2/1/2011		—	—	964	1,070	—	964	1,070
Korea Development Bank	5.250	11/16/2006		—	—	5	5	—	5	5

Pro Forma Combining Portfolio of Investments				Columbia Intermediate Gov't Income Fund
As of 3/31/05				Target Fund		Intermediate Bond Master Portfolio*		Pro forma	Pro Forma Combined
	Rate (%)	Maturity		Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Korea Development Bank	7.250	5/15/2006		—	—	1,225	1,267	—	1,225	1,267
Mellon Funding Corp	4.875	6/15/2007		—	—	1,028	1,042	—	1,028	1,042
Mellon Funding Corp (b)	6.400	5/14/2011		—	—	8	9	—	8	9
Mellon Funding Corp	6.700	3/1/2008		—	—	900	957	—	900	957
National City Bank	4.625	5/1/2013		—	—	1,968	1,914	—	1,968	1,914
PNC Funding Corp	5.750	8/1/2006		—	—	1,892	1,934	—	1,892	1,934
Popular North America Inc	6.125	10/15/2006		—	—	3,286	3,375	—	3,286	3,375
Regions Financial Corp.	6.375	5/15/2012		—	—	1,223	1,319	—	1,223	1,319
Scotland International Finance BV (a)	4.250	5/23/2013		—	—	1,700	1,621	—	1,700	1,621
SouthTrust Bank (b)	4.750	3/1/2013		—	—	738	721	—	738	721
Union Planters Corp	4.375	12/1/2010		—	—	2,366	2,301	—	2,366	2,301
US Bank NA	2.850	11/15/2006		—	—	502	493	—	502	493
US Bank NA	6.375	8/1/2011		—	—	3,308	3,583	—	3,308	3,583
Wachovia Corp	3.500	8/15/2008		—	—	3,609	3,503	—	3,609	3,503
Wachovia Corp	4.850	7/30/2007		—	—	2,116	2,152	—	2,116	2,152
Wells Fargo & Co.	2.810	3/10/2008		—	—	4,200	4,198	—	4,200	4,198

Banks Total					2,120		40,811			42,931

Diversified Financial Services			11.5%
AIG SunAmerica Global Financing VII (a)	5.850	8/1/2008		—	—	645	672	—	645	672
American Express Co	3.750	11/20/2007		—	—	1,120	1,103	—	1,120	1,103
American Express Co	4.750	6/17/2009		—	—	907	913	—	907	913
American Express Co	5.500	9/12/2006		—	—	1,286	1,312	—	1,286	1,312
American General Finance Corp	2.750	6/15/2008		—	—	1,022	967	—	1,022	967
American General Finance Corp	3.270	1/18/2008		—	—	3,000	2,998	—	3,000	2,998
Bear Stearns Companies, Inc.	5.700	1/15/2007		—	—	910	933	—	910	933
Bear Stearns Companies, Inc.	4.500	10/28/2010		—	—	1,829	1,798	—	1,829	1,798
Capital One Bank	5.000	6/15/2009		—	—	1,031	1,036	—	1,031	1,036
Caterpillar Financial Services Corp	5.950	5/1/2006		—	—	1,898	1,938	—	1,898	1,938
Caterpillar Financial Services Corp	4.500	6/15/2009		—	—	582	578	—	582	578
Caterpillar Financial Services Corp	2.350	9/15/2006		—	—	1,001	978	—	1,001	978
Caterpillar Financial Services Corp	2.625	1/30/2007		—	—	806	785	—	806	785
CIT Group Inc	7.375	4/2/2007		—	—	1,845	1,951	—	1,845	1,951
Citigroup Inc	5.000	9/15/2014		—	—	4,320	4,241	—	4,320	4,241
Citigroup Inc	6.000	2/21/2012		—	—	3,073	3,271	—	3,073	3,271
Citigroup Inc	4.125	2/22/2010		—	—	1,900	1,847	—	1,900	1,847
Countrywide Home Loans Inc	4.125	9/15/2009		1,905	1,836	—	—	—	1,905	1,836
Countrywide Home Loans Inc	5.500	8/1/2006		—	—	4,692	4,770	—	4,692	4,770
Diageo Finance BV	3.000	12/15/2006		—	—	2,439	2,392	—	2,439	2,392
Ford Motor Credit Co	5.700	1/15/2010		—	—	1,010	951	—	1,010	951
Ford Motor Credit Co	7.375	10/28/2009		—	—	6,242	6,269	—	6,242	6,269
Ford Motor Credit Co	7.375	2/1/2011		2,440	2,430	—	—	—	2,440	2,430
General Electric Capital Corp	3.130	12/15/2009		2,565	2,570	—	—	—	2,565	2,570
General Electric Capital Corp (b)	3.190	6/22/2009		—	—	7,250	7,270	—	7,250	7,270
General Electric Capital Corp	3.750	12/15/2009		—	—	1,000	961	—	1,000	961
General Electric Capital Corp	5.875	2/15/2012		—	—	3,343	3,529	—	3,343	3,529
General Motors Acceptance Corp	6.150	4/5/2007		—	—	988	969	—	988	969
General Motors Acceptance Corp	6.875	9/15/2011		—	—	2,966	2,684	—	2,966	2,684
Goldman Sachs Group Inc	5.700	9/1/2012		—	—	347	357	—	347	357
Goldman Sachs Group Inc	6.600	1/15/2012		—	—	2,503	2,709	—	2,503	2,709
Goldman Sachs Group Inc	4.125	1/15/2008		—	—	315	312	—	315	312
Household Fin Corp	5.750	1/30/2007		—	—	2,176	2,233	—	2,176	2,233
HSBC Finance Corp	3.548	11/16/2009		1,650	1,657	—	—	—	1,650	1,657
HSBC Finance Corp	6.375	11/27/2012		—	—	3,072	3,322	—	3,072	3,322
HSBC Finance Corp	7.200	7/15/2006		—	—	1,118	1,161	—	1,118	1,161
International Lease Finance Corp	4.500	5/1/2008		—	—	847	842	—	847	842
John Deere Capital Corp	3.625	5/25/2007		—	—	2,074	2,046	—	2,074	2,046
John Deere Capital Corp	3.125	12/15/2005		—	—	1,403	1,397	—	1,403	1,397
JPMorgan Chase & Co	5.250	5/30/2007		—	—	3,382	3,449	—	3,382	3,449

Pro Forma Combining Portfolio of Investments				Columbia Intermediate Gov't Income Fund
As of 3/31/05				Target Fund		Intermediate Bond Master Portfolio*		Pro forma	Pro Forma Combined
	Rate (%)	Maturity		Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
JP Morgan Chase & Co	7.250	6/1/2007		—	—	3,836	4,061	—	3,836	4,061
Lehman Brothers Holdings Inc	4.000	1/22/2008		—	—	742	732	—	742	732
Lehman Brothers Holdings Inc	7.000	2/1/2008		—	—	4,513	4,815	—	4,513	4,815
Lehman Brothers Holdings Inc	7.875	8/15/2010		—	—	336	383	—	336	383
MassMutual Global Funding II	2.550	7/15/2008		—	—	1,020	962	—	1,020	962
Merrill Lynch & Co Inc	2.070	6/12/2006		—	—	1,591	1,559	—	1,591	1,559
Merrill Lynch & Co Inc	3.700	4/21/2008		—	—	1,360	1,333	—	1,360	1,333
Merrill Lynch & Co Inc	6.000	2/17/2009		—	—	2,596	2,715	—	2,596	2,715
Morgan Stanley	5.300	3/1/2013		—	—	295	297	—	295	297
Morgan Stanley	6.600	4/1/2012		—	—	1,050	1,146	—	1,050	1,146
National Rural Utilities Cooperative Finance Corp	3.250	10/1/2007		—	—	1,023	994	—	1,023	994
National Rural Utilities Cooperative Finance Corp	5.750	8/28/2009		—	—	1,824	1,900	—	1,824	1,900
Principal Life Global (a)	6.250	2/15/2012		—	—	1,853	1,990	—	1,853	1,990
Private Export Funding Corp	5.340	3/15/2006		2,000	2,030	—	—	—	2,000	2,030
Prudential Funding LLC (a)	6.600	5/15/2008		—	—	2,860	3,032	—	2,860	3,032
Rio Tinto Finance USA Ltd	2.625	9/30/2008		—	—	769	724	—	769	724
Toyota Motor Credit Corp	2.700	1/30/2007		—	—	2,674	2,609	—	2,674	2,609

Diversified Financial Services Total					10,523		104,201			114,724

Insurance			0.4%
Hartford Financial Services Group Inc	2.375	6/1/2006		—	—	590	577	—	590	577
Hartford Financial Services Group Inc	4.625	7/15/2013		—	—	1,120	1,075	—	1,120	1,075
Marsh & McLennan Cos Inc	3.625	2/15/2008		—	—	510	495	—	510	495
Metlife Inc	5.375	12/15/2012		—	—	1,524	1,557	—	1,524	1,557
Nationwide Financial Services	5.900	7/1/2012		—	—	256	269	—	256	269
The Allstate Corp	6.125	2/15/2012		—	—	16	17	—	16	17
Unitrin Inc	4.875	11/1/2010		—	—	398	387	—	398	387

Insurance Total					—		4,376			4,376

Investment Companies			0.3%
Credit Suisse First Boston USA Inc	5.875	8/1/2006		—	—	1,210	1,239	—	1,210	1,239
Credit Suisse First Boston USA Inc	6.125	11/15/2011		—	—	1,597	1,694	—	1,597	1,694

Investment Companies Total					—		2,933			2,933

Real Estate			0.0%
ERP Operating LP	5.200	4/1/2013		—	—	356	355	—	356	355

Real Estate Total					—		355			355

Real Estate Investment Trust (REIT’s)			0.4%
Camden Property Trust	5.375	12/15/2013		—	—	1,744	1,749	—	1,744	1,749
Health Care Property Investors Inc	6.450	6/25/2012		—	—	612	657	—	612	657
Simon Property Group LP	4.875	8/15/2010		—	—	1,750	1,730	—	1,750	1,730

Real Estate Investment Trust (REIT’s) Total					—		4,137			4,137

Savings and Loans			0.6%
Amsouth Bank NA/Birmingham AL	4.850	4/1/2013		—	—	1,712	1,675	—	1,712	1,675
Golden West Financial Corp	4.125	8/15/2007		—	—	406	405	—	406	405
Golden West Financial Corp	4.750	10/1/2012		—	—	1,283	1,271	—	1,283	1,271
Washington Mutual Inc	4.625	4/1/2014		—	—	2,008	1,897	—	2,008	1,897
Washington Mutual Inc	5.625	1/15/2007		—	—	335	343	—	335	343

Savings and Loans Total					—		5,591			5,591

TOTAL FINANCIALS					12,643		162,405			175,047

INDUSTRIALS			0.8%
Aerospace and Defense			0.3%
General Dynamics Corp (b)	4.500	8/15/2010		—	—	252	250	—	252	250
Goodrich Corp	7.625	12/15/2012		—	—	483	560	—	483	560
Northrop Grumman Corp	7.125	2/15/2011		—	—	1,106	1,233	—	1,106	1,233

Pro Forma Combining Portfolio of Investments				Columbia Intermediate Gov't Income Fund
As of 3/31/05				Target Fund		Intermediate Bond Master Portfolio*		Pro forma	Pro Forma Combined
	Rate (%)	Maturity		Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Raytheon Co (b)	5.375	4/1/2013		—	—	700	710	—	700	710

Aerospace and Defense Total					—		2,754			2,754

Building Materials			0.1%
Hanson Overseas BV	6.750	9/15/2005		—	—	1,151	1,167	—	1,151	1,167

Building Materials Total					—		1,167			1,167

Environmental Control			0.1%
Waste Management Inc	7.375	8/1/2010		—	—	1,195	1,332	—	1,195	1,332

Environmental Control Total					—		1,332			1,332

Machinery — Construction and Mining			0.0%
Caterpillar Inc	6.550	5/1/2011		—	—	7	8	—	7	8

Machinery — Construction and Mining Total					—		8			8

Miscellaneous Manufacturing			0.0%
General Electric Co	5.000	2/1/2013		—	—	7	7	—	7	7

Miscellaneous Manufacturing Total					—		7			7

Transportation			0.3%
Burlington Northern Santa Fe Corp	4.875	1/15/2015		—	—	1,250	1,215	—	1,250	1,215
Burlington Northern Santa Fe Corp	6.750	7/15/2011		—	—	1,139	1,250	—	1,139	1,250
Canadian National Railway Co	6.375	10/15/2011		—	—	397	430	—	397	430

Transportation Total					—		2,895			2,895

TOTAL INDUSTRIALS					—		8,162			8,162

TECHNOLOGY			0.3%
Computers			0.3%
Hewlett-Packard Co	5.750	12/15/2006		—	—	1,942	1,991	—	1,942	1,991
International Business Machines Corp	3.800	2/1/2008		—	—	1,500	1,482	—	1,500	1,482

Computers Total					—		3,473			3,473

TOTAL TECHNOLOGY					—		3,473			3,473

UTILITIES			3.3%
Electric			3.0%
American Electric Power Co Inc	5.375	3/15/2010		—	—	1,800	1,837	—	1,800	1,837
Appalachian Power Co	3.600	5/15/2008		—	—	780	757	—	780	757
Carolina Power & Light Co	5.125	9/15/2013		1,100	1,098	—	—	—	1,100	1,098
Consolidated Edison Co of New York	6.625	12/15/2005		—	—	1,034	1,056	—	1,034	1,056
Dominion Resources Inc.	5.000	3/15/2013		—	—	571	563	—	571	563
Duke Energy Corp	5.300	10/1/2015		2,400	2,429	—	—	—	2,400	2,429
Duquesne Light Co	6.700	4/15/2012		—	—	525	577	—	525	577
FirstEnergy Corp	6.450	11/15/2011		—	—	3,782	3,990	—	3,782	3,990
Florida Power & Light Co	4.850	2/1/2013		—	—	4	4	—	4	4
FPL Energy National Wind (a)	5.608	3/10/2024		—	—	1,000	989	—	1,000	989
Midamerican Energy Holdings Co	5.000	2/15/2014		—	—	1,483	1,447	—	1,483	1,447
Nisource Finance Corp	5.400	7/15/2014		—	—	491	495	—	491	495
Ohio Edison Co	4.000	5/1/2008		—	—	348	341	—	348	341
Pacific Gas & Electric Co	4.200	3/1/2011		—	—	908	875	—	908	875
Pepco Holdings Inc	5.500	8/15/2007		—	—	571	584	—	571	584
Progress Energy Inc	6.050	4/15/2007		—	—	3,330	3,435	—	3,330	3,435
Public Service Electric & Gas	4.000	11/1/2008		—	—	629	617	—	629	617
Scottish Power Plc (b)	4.910	3/15/2010		—	—	3,000	3,000	—	3,000	3,000
Southern California Edison Co	8.000	2/15/2007		—	—	616	656	—	616	656
Southern Co Capital Funding Inc	5.300	2/1/2007		—	—	1,078	1,109	—	1,078	1,109
TransAlta Corp	5.750	12/15/2013		—	—	589	599	—	589	599
TXU Energy Co LLC	7.000	3/15/2013		—	—	2,373	2,597	—	2,373	2,597
Virginia Electric and Power Co	5.375	2/1/2007		—	—	1,032	1,052	—	1,032	1,052

Pro Forma Combining Portfolio of Investments				Columbia Intermediate Gov't Income Fund
As of 3/31/05				Target Fund		Intermediate Bond Master Portfolio*		Pro forma	Pro Forma Combined
	Rate (%)	Maturity		Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)

Electric Total					3,528		26,580			30,107

Gas			0.3%
Atmos Energy Corp	4.000	10/15/2009		—	—	3,000	2,888	—	3,000	2,888

Gas Total					—		2,888			2,888

TOTAL UTILITIES					3,528		29,468			32,996

TOTAL CORPORATE NOTES AND BONDS					23,367		322,225			345,593

(Cost $321,629)
GOVERNMENT AGENCIES AND OBLIGATIONS			37.0%
Foreign Government Bonds			1.5%
Quebec Province	6.125	1/22/2011		—	—	3,188	3,413	—	3,188	3,413
Republic of Chile	5.500	1/15/2013		—	—	872	891	—	872	891
Republic of Greece	6.950	3/4/2008		—	—	2,023	2,168	—	2,023	2,168
Republic of Italy	2.750	12/15/2006		—	—	1,163	1,142	—	1,163	1,142
Republic of South Africa	6.500	6/2/2014		—	—	969	1,017	—	969	1,017
United Mexican States (b)	6.625	3/3/2015		—	—	5,925	6,174	—	5,925	6,174

Total Foreign Government Bonds					—		14,806			14,806

U.S. Government Agencies and Obligations			35.5%
Federal Farm Credit Bank
	2.500	3/15/2006		—	—	3,624	3,583	—	3,624	3,583
Federal Home Loan Bank
	3.250	8/15/2005		—	—	5,500	5,504	—	5,500	5,504
	3.625	11/14/2008		—	—	1,800	1,760	—	1,800	1,760
	3.875	6/14/2013		—	—	3,500	3,311	—	3,500	3,311
Federal Home Loan Mortgage Corp.
	2.375	4/15/2006		—	—	1,437	1,417	—	1,437	1,417
	2.875	9/15/2005		635	634	—	—	—	635	634
	3.600	7/7/2010		3,550	3,386	—	—	—	3,550	3,386
	3.875	1/12/2009		28,500	27,925	—	—	—	28,500	27,925
	4.000	9/22/2009		2,000	1,947	—	—	—	2,000	1,947
	4.500	1/15/2013 (b)		—	—	700	688	—	700	688
	5.000	1/30/2014		7,825	7,722	—	—	—	7,825	7,722
	5.750	3/15/2009		—	—	1,750	1,837	—	1,750	1,837
	6.625	9/15/2009		—	—	2,136	2,322	—	2,136	2,322
Federal National Mortgage Association
	2.000	1/15/2006		11,500	11,358	—	—	—	11,500	11,358
	2.375	2/15/2007		19,000	18,459	—	—	—	19,000	18,459
	2.500	1/30/2007		5,000	4,869	—	—	—	5,000	4,869
	2.625	11/15/2006		—	—	2,082	2,041	—	2,082	2,041
	2.875	10/15/2005		—	—	3,949	3,938	—	3,949	3,938
	3.250	11/15/2007		3,000	2,935	—	—	—	3,000	2,935
	3.375	12/15/2008		3,000	2,901	—	—	—	3,000	2,901
	4.125	4/15/2014 (b)		—	—	1,500	1,424	—	1,500	1,424
	4.375	10/15/2006		1,700	1,713	—	—	—	1,700	1,713
	4.375	9/15/2012 (b)		—	—	2,095	2,046	—	2,095	2,046
	5.250	1/15/2009		—	—	15,386	15,858	—	15,386	15,858
	5.250	6/15/2006 (h)		—	—	5,389	5,479	—	5,389	5,479
	5.500	2/15/2006		4,000	4,062	—	—	—	4,000	4,062
	5.500	8/25/2017		—	—	2,818	2,862	—	2,818	2,862
U.S. Treasury Bonds
	3.125	4/15/2009 (b)		—	—	7,850	7,570	—	7,850	7,570
	5.375	2/15/2031		13,880	15,128	—	—	—	13,880	15,128
	7.250	5/15/2016		—	—	6,500	7,971	—	6,500	7,971
	12.000	8/15/2013		600	749	—	—	—	600	749
U.S. Treasury Notes
	1.875	11/30/2005 (b)		—	—	15,000	14,866	—	15,000	14,866

Pro Forma Combining Portfolio of Investments				Columbia Intermediate Gov't Income Fund
As of 3/31/05				Target Fund		Intermediate Bond Master Portfolio*		Pro forma	Pro Forma Combined
	Rate (%)	Maturity		Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
	2.000	8/31/2005		1,030	1,026	—	—	—	1,030	1,026
	2.000	5/15/2006		—	—	3,500	3,442	—	3,500	3,442
	2.375	8/15/2006 (b)		—	—	2,500	2,458	—	2,500	2,458
	2.750	6/30/2006		—	—	2,000	1,980	—	2,000	1,980
	2.875	11/30/2006		30,715	30,297	—	—	—	30,715	30,297
	3.000	11/15/2007		850	832	—	—	—	850	832
	3.000	2/15/2009 (b)		—	—	5,500	5,289	—	5,500	5,289
	3.125	5/15/2007 (b)		—	—	4,210	4,151	—	4,210	4,151
	3.250	1/15/2009 (b)		—	—	5,100	4,956	—	5,100	4,956
	3.375	10/15/2009 (b)		—	—	6,200	6,003	—	6,200	6,003
	3.625	1/15/2010		5,475	5,344	6,000	5,856	—	11,475	11,200
	3.875	5/15/2009 (b)		—	—	5,200	5,156	—	5,200	5,156
	4.000	3/15/2010 (b)		—	—	1,000	992	—	1,000	992
	4.250	8/15/2013 (b)		—	—	7,000	6,903	—	7,000	6,903
	4.250	11/15/2014 (b)		7,250	7,100	19,979	19,566	—	27,229	26,666
	4.625	5/15/2006		—	—	7,000	7,084	—	7,000	7,084
	5.000	8/15/2011 (b)		—	—	900	935	—	900	935
	5.750	8/15/2010		7,025	7,539	—	—	—	7,025	7,539
	6.500	2/15/2010 (b)		—	—	17,000	18,719	—	17,000	18,719
U.S. Treasury Strips
	0.000	11/15/2008 (c)		—	—	10,000	8,645	—	10,000	8,645
	0.000	5/15/2006 (c)		—	—	4,000	3,849	—	4,000	3,849
	0.000	5/15/2005 (c)		—	—	7,000	6,979	—	7,000	6,979

U.S. Government Agencies and Obligations Total					155,924		197,438			353,362

TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS					155,924		212,244			368,168

(Cost $126,556)
ASSET-BACKED SECURITIES			5.9%
AmeriCredit Automobile Receivables Trust	3.930	10/6/2011		—	—	3,500	3,445	—	3,500	3,445
BMW Vehicle Owner Trust	3.320	2/25/2009		—	—	5,811	5,713	—	5,811	5,713
Bombardier Capital Mortgage Securitization Corp	6.230	4/15/2028		—	—	5	5	—	5	5
Capital Auto Receivables Asset Trust	4.180	10/15/2007		—	—	124	124	—	124	124
Chase Manhattan Auto Owner Trust	2.830	9/15/2010		1,725	1,662	—	—	—	1,725	1,662
Chase Credit Card Master Trust	3.710	7/16/2007		—	—	3,552	3,553	—	3,552	3,553
CIT Equipment Collateral	4.670	12/21/2009		—	—	2,346	2,351	—	2,346	2,351
Citibank Credit Card Issuance Trust	2.500	4/7/2008		—	—	6,401	6,315	—	6,401	6,315
Citibank Credit Card Issuance Trust	5.650	6/16/2008		—	—	4,500	4,590	—	4,500	4,590
Credit-Based Asset Servicing and Securitization	5.497	5/25/2035		—	—	1,500	1,531	—	1,500	1,531
Discover Card Master Trust I	5.750	12/15/2008		—	—	5,000	5,108	—	5,000	5,108
First Plus Home Loan Trust	7.720	5/10/2024		—	—	72	72	—	72	72
Ford Credit Auto Owner Trust	4.080	6/15/2010		—	—	3,500	3,453	—	3,500	3,453
Ford Credit Auto Owner Trust	5.180	10/16/2006		—	—	1,015	1,021	—	1,015	1,021
Green Tree Financial Corp	8.250	7/15/2027		—	—	1,022	1,106	—	1,022	1,106
GSAA Trust	4.220	8/25/2034		—	—	1,400	1,386	—	1,400	1,386
GSAA Trust	4.316	11/25/2034		—	—	2,000	1,972	—	2,000	1,972
MBNA Master Credit Card Trust USA	3.110	2/15/2008		—	—	3,000	3,002	—	3,000	3,002
Residential Asset Mortgage Products Inc	3.981	4/25/2029		—	—	1,100	1,079	—	1,100	1,079
Residential Funding Mortgage Securities II	4.160	8/25/2034		—	—	3,500	3,448	—	3,500	3,448
Volkswagen Auto Loan Enhanced Trust	2.270	10/22/2007		—	—	4,012	3,972	—	4,012	3,972
WFS Financial Owner Trust	4.620	11/19/2012		—	—	3,500	3,487	—	3,500	3,487

TOTAL ASSET-BACKED SECURITIES					1,662		56,731			58,393

(Cost $57,566)
MORTGAGE-BACKED SECURITIES			12.2%
Agency Collateralized Mortgage Obligations			0.3%
Federal Home Loan Mortgage Corp.
	5.500	1/15/2023		—	—	2,847	223	—	2,847	223
	5.500	5/15/2027		—	—	3,112	304	—	3,112	304
Federal National Mortgage Association	6.000	4/25/2017		—	—	2,624	2,732	—	2,624	2,732

Pro Forma Combining Portfolio of Investments				Columbia Intermediate Gov't Income Fund
As of 3/31/05				Target Fund		Intermediate Bond Master Portfolio*		Pro forma	Pro Forma Combined
	Rate (%)	Maturity		Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)

Agency Collateralized Mortgage Obligations Total					—		3,259			3,259

Mortgage-Backed Obligations			11.8%
Federal National Mortgage Association
	4.324	8/1/2036		—	—	236	240	—	236	240
	4.717	8/25/2012		5,000	4,933	—	—	—	5,000	4,933
	5.000	7/25/2016		2,429	2,448	—	—	—	2,429	2,448
	5.000	5/1/2009		494	494	—	—	—	494	494
	5.240	9/1/2012		2,511	2,562	—	—	—	2,511	2,562
	6.000	4/1/2011		136	139	—	—	—	136	139
	6.000	4/1/2013		1,273	1,316	—	—	—	1,273	1,316
	6.000	6/1/2014		496	512	—	—	—	496	512
	6.000	12/1/2031		1,473	1,522	—	—	—	1,473	1,522
	6.324	10/1/2008		1,382	1,362	—	—	—	1,382	1,362
	6.500	5/1/2011		177	184	—	—	—	177	184
	6.500	6/1/2013		176	184	—	—	—	176	184
	6.500	7/1/2031		75	78	—	—	—	75	78
	6.500	8/1/2031		999	1,039	—	—	—	999	1,039
	6.500	9/1/2031		642	668	—	—	—	642	668
	6.565	12/1/2007		857	892	—	—	—	857	892
	6.600	11/1/2007		758	789	—	—	—	758	789
	7.500	10/1/2015		83	88	—	—	—	83	88
	7.785	2/1/2019		2,923	3,184	—	—	—	2,923	3,184
	8.000	7/1/2007		15	15	—	—	—	15	15
	8.000	12/1/2029		520	560	—	—	—	520	560
	8.000	2/1/2030		32	34	—	—	—	32	34
	8.000	3/1/2030		21	23	—	—	—	21	23
	8.000	4/1/2030		80	86	—	—	—	80	86
	8.000	5/1/2030		26	28	—	—	—	26	28
	10.000	10/1/2020		323	363	—	—	—	323	363
	10.000	12/1/2020		262	296	—	—	—	262	296
Federal Home Loan Mortgage Corp.
	4.000	5/15/2014		5,000	4,941	—	—	—	5,000	4,941
	5.000	8/15/2016		2,808	2,837	—	—	—	2,808	2,837
	5.000	12/1/2013		2,141	2,145	—	—	—	2,141	2,145
	5.500	2/1/2018		1,947	1,989	—	—	—	1,947	1,989
	5.500	3/1/2018		188	192	—	—	—	188	192
	5.500	3/1/2033		112	113	—	—	—	112	113
	6.000	4/1/2031		176	180	—	—	—	176	180
	6.000	10/1/2034		4,338	4,441	—	—	—	4,338	4,441
	6.500	4/1/2032		691	718	—	—	—	691	718
	7.000	12/1/2010		108	113	—	—	—	108	113
	7.500	10/1/2029		257	275	—	—	—	257	275
Government National Mortgage Association
	3.375	4/20/2022		532	539	—	—	—	532	539
	3.750	7/20/2021		122	123	—	—	—	122	123
	4.374	4/16/2033		3,000	2,920	—	—	—	3,000	2,920
	4.486	10/16/2025		1,500	1,478	—	—	—	1,500	1,478
	4.763	1/16/2025		4,550	4,546	—	—	—	4,550	4,546
	5.500	12/15/2013		18	19	—	—	—	18	19
	5.500	1/15/2014		86	89	—	—	—	86	89
	5.500	2/15/2014		126	130	—	—	—	126	130
	5.500	3/15/2014		278	286	—	—	—	278	286
	5.500	4/15/2014		296	305	—	—	—	296	305
	5.500	5/15/2014		354	365	—	—	—	354	365
	5.500	6/15/2014		319	328	—	—	—	319	328
	6.500	6/15/2011		66	69	—	—	—	66	69
	6.500	8/15/2012		23	24	—	—	—	23	24
	6.500	6/15/2013		2	2	—	—	—	2	2

Pro Forma Combining Portfolio of Investments				Columbia Intermediate Gov't Income Fund
As of 3/31/05				Target Fund		Intermediate Bond Master Portfolio*		Pro forma	Pro Forma Combined
	Rate (%)	Maturity		Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
	6.500	7/15/2013		51	53	—	—	—	51	53
	6.500	9/15/2013		319	334	—	—	—	319	334
	6.500	10/15/2013		381	400	—	—	—	381	400
	6.500	11/15/2013		5	6	—	—	—	5	6
	6.500	7/15/2014		143	151	—	—	—	143	151
	7.000	5/15/2012		—	—	170	179	—	170	179
	7.000	9/15/2013		68	72	—	—	—	68	72
	7.000	10/15/2023		51	54	—	—	—	51	54
	7.000	12/15/2028		471	498	—	—	—	471	498
	7.500	2/15/2027		16	17	—	—	—	16	17
	7.500	9/15/2029		907	973	—	—	—	907	973
	8.500	1/15/2006		2	2	—	—	—	2	2
	9.000	11/15/2017		115	125	—	—	—	115	125
	9.500	9/15/2016		—	—	10	11	—	10	11
	9.500	8/15/2020		—	—	2	2	—	2	2
	9.500	12/15/2020		—	—	4	5	—	4	5
	10.000	5/15/2016		—	—	4	5	—	4	5
	10.000	7/15/2017		—	—	18	21	—	18	21
	10.000	8/15/2017		—	—	15	17	—	15	17
	10.000	8/15/2018		—	—	1	1	—	1	1
	11.500	6/15/2013		—	—	71	79	—	71	79
TBA’s:
FGCI 15YR	5.000			3,000	3,000	—	—	—	3,000	3,000
FGLMC 30YR	5.000			2,000	1,956	—	—	—	2,000	1,956
FNCI 15YR	4.500			2,750	2,688	—	—	—	2,750	2,688
FNCI 15YR	5.000			750	749	—	—	—	750	749
FNCI 15YR	6.000			1,100	1,136	—	—	—	1,100	1,136
FNCL 30YR	5.000			8,650	8,455	—	—	—	8,650	8,455
FNCL 30YR	6.000			6,160	6,281	—	—	—	6,160	6,281
FNCL 30YR	6.500			5,650	5,862	—	—	—	5,650	5,862
FNMA 30YR	5.500			21,400	21,427	—	—	—	21,400	21,427
FNMA 15YR	4.500	5/15/2020 (f)		—	—	6,500	6,320	—	6,500	6,320
FNMA 15YR	5.500	4/15/2020 (f)		—	—	3,500	3,566	—	3,500	3,566

Mortgage-Backed Obligations Total					107,206		10,445			117,650

TOTAL MORTGAGE-BACKED SECURITIES					107,206		13,704			120,909

(Cost $18,988)
COLATERALIZED MORTGAGE OBLIGATIONS			8.7%
Collateralized Mortgage Obligations			6.5%
Centex Home Equity	2.293	11/25/2027		2,693	2,646	—	—	—	2,693	2,646
Chaseflex Trust	5.500	2/25/2035		—	—	3,325	3,278	—	3,325	3,278
Citifinancial Mortgage Securities Inc	2.645	4/25/2034		2,500	2,380	—	—	—	2,500	2,380
Citigroup Commercial Mortgage Trust	4.733	10/15/2041		—	—	3,765	3,665	—	3,765	3,665
Countrywide Home Equity Loan Trust	3.310	1/15/2034 (k)		2,086	2,088	—	—	—	2,086	2,088
Equity One ABS Inc	3.360	7/25/2034 (k)		2,051	2,058	—	—	—	2,051	2,058
First Horizon Alternative Mortgage Securities	6.000	1/25/2035		1,740	1,768	2,822	2,853	—	4,563	4,622
Nomura Asset Acceptance Corp	4.386	2/25/2035		—	—	4,000	3,939	—	4,000	3,939
Residential Asset Mortgage Products Inc	2.870	8/25/2030 (k)		2,575	2,500	—	—	—	2,575	2,500
Small Business Administration Participation Certificates	4.500	3/1/2023		2,578	2,508	—	—	—	2,578	2,508
Small Business Administration Participation Certificates	4.340	3/1/2024		9,594	9,192	—	—	—	9,594	9,192
Small Business Administration Participation Certificates	5.180	5/1/2024		3,923	3,953	—	—	—	3,923	3,953
Small Business Administration Participation Certificates	5.660	7/1/2022		3,651	3,766	—	—	—	3,651	3,766
Small Business Administration Participation Certificates	5.310	8/1/2022		4,249	4,320	—	—	—	4,249	4,320
Small Business Administration Participation Certificates	5.240	8/1/2023		3,909	3,956	—	—	—	3,909	3,956
Small Business Administration Participation Certificates	6.000	9/1/2018		3,059	3,170	—	—	—	3,059	3,170
Small Business Administration Participation Certificates	4.890	9/1/2022		3,632	3,621	—	—	—	3,632	3,621
Vendee Mortgage Trust	0.304	3/15/2029 (e)		—	—	15,672	122	—	15,672	122
Vendee Mortgage Trust	0.446	9/15/2027 (e)		—	—	12,886	141	—	12,886	141
Washington Mutual Inc	4.684	4/25/2035		—	—	2,500	2,500	—	2,500	2,500

Pro Forma Combining Portfolio of Investments				Columbia Intermediate Gov’t Income Fund
As of 3/31/05				Target Fund		Intermediate Bond Master Portfolio*		Pro forma	Pro Forma Combined
	Rate (%)	Maturity		Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)

Collateralized Mortgage Obligations Total					47,924		16,498			64,423

Commercial Mortgage-Backed Securities			2.2%
Bear Stearns Commercial Mortgage Securities	4.680	8/13/2039 (b)		—	—	3,730	3,646	—	3,730	3,646
JP Morgan Chase Commercial Mortgage Securities Corp	4.134	10/15/2037		3,311	3,219	—	—	—	3,311	3,219
JP Morgan Chase Commercial Mortgage Securities Corp	4.878	1/15/2042		—	—	2,000	1,962	—	2,000	1,962
JP Morgan Mortgage Trust	5.001	7/25/2034		1,824	1,795	—	—	—	1,824	1,795
LB-UBS Commercial Mortgage Trust	5.124	11/15/2032		2,315	2,313	—	—	—	2,315	2,313
Merrill Lynch Mortgage Investors Inc	0.896	12/15/2030		—	—	12,072	364	—	12,072	364
Morgan Stanley Capital I	4.970	12/15/2041		—	—	7,949	7,916	—	7,949	7,916
Rural Housing Trust 1987-1	6.330	4/1/2026		568	566	—	—	—	568	566

Commercial Mortgage-Backed Securities Total					7,893		13,889			21,782

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS					55,817		30,387			86,205

(Cost $31,269)
INVESTMENT COMPANY			0.5%
Nations Cash Reserves Fund				—	—	4,816	4,816	—	4,816	4,816

TOTAL INVESTMENT COMPANY					—		4,816			4,816

(Cost $126,556)
SHORT-TERM OBLIGATIONS			19.0%
U.S. Government Agencies and Obligations			6.7%
Federal Home Loan Bank Discount Notes	0.000	4/1/2005 (g)		—	—	6,500	6,500	—	6,500	6,500
Federal Home Loan Mortgage Corp. Discount Notes	0.000	4/12/2005		37,700	37,669	—	—	—	37,700	37,669
Federal Home Loan Mortgage Corp. Discount Notes	0.000	4/19/2005		7,600	7,590	—	—	—	7,600	7,590
Federal National Mortgage Association Discount Notes	0.000	4/18/2005 (g)		—	—	3,500	3,496	—	3,500	3,496
Federal National Mortgage Association Discount Notes	0.000	5/17/2005 (g)		—	—	6,500	6,477	—	6,500	6,477
United States Treasury Notes	2.750	8/15/2007 (b)		—	—	4,544	4,431	—	4,544	4,431

U.S. Government Agencies and Obligations Total					45,259		20,904			66,163

Repurchase Agreement (i)			12.3%
Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.45% collateralized by a U.S. Treasury Bond maturing 08/25/22 market value of $903 (repurchase proceeds $903)				903	903					903
Repurchase agreement with ABN AMRO, Inc. dated 03/31/05 due 04/01/05 at 2.830%, collateralized by U.S. Government Agency securities with various maturities to 05/15/29, market value $32,647 (repurchase proceeds $32,342)						32,339	32,342			32,342
Repurchase agreement with Wachovia Capital Markets dated 03/31/05 due 04/01/05 at 2.840%, collateralized by U.S. Government Agency securities with various maturities to 05/20/33, market value $39,317 (repurchase proceeds $38,810)						38,807	38,810			38,810
Repurchase agreement with Wachovia Capital Markets dated 03/31/05 due 04/01/05 at 2.920%, collateralized by U.S. Government Agency securities with various maturities to 03/231/35, market value $51,317 (repurchase proceeds $50,524)						50,520	50,524			50,524

Repurchase Agreement Total					903		121,676			122,579

TOTAL SHORT-TERM OBLIGATIONS					46,162		142,580			188,742

Total Investments			120.6%		390,138		782,687			1,172,826

Pro Forma Combining Portfolio of Investments				Columbia Intermediate Gov't Income Fund
As of 3/31/05				Target Fund		Intermediate Bond Master Portfolio*		Pro forma	Pro Forma Combined
	Rate (%)	Maturity		Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
Other Assets & Liabilities, net			-20.6%		(44,978)		(133,508)			(178,486)

Net Assets			100.0%		345,160		649,179			994,340

Investments at cost (j)					392,874		786,975			1,179,849

* Nations Intermediate Bond Fund, the acquiring fund, invests only in Intermediate Bond Master Portfolio. At March 31, 2005, Nations Intermediate Bond Fund owned 96.7% of Intermediate Bond Master Portfolio.

Notes to Investment Portfolio:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $15,294, which represents 2.4% of net assets.

(b) All or a portion of this security was on loan at March 31, 2005. The aggregate cost and market value of securities on loan at March 31, 2005 is $111,965 and $109,999, respectively.

(c) Zero coupon bond.

(d) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 9). The portion that represents cash collateral is $121,740.

(e) Restricted and illiquid security.

(f) Security, or a portion thereof, purchased on a delayed delivery basis.

(g) Fair valued security.

(h) Security pledged as collateral for open futures contracts and TBA’s.

(i) This amount represents cash collateral received from securities lending activity.

(j) Cost for federal income tax purposes is $392,934 or the Columbia Intermediate Government Income Fund, $787,044 for the Nations Intermediate Bond Fund and $1,179,978 for the funds combined.

(k) Floating rate note. The interest rate shown reflects the rate as of March 31, 2005.

ABBREVIATIONS:

STRIPS — Separate Trading of Registered Interest and Principal of

Securities

TBA — To Be Announced

Pro-forma Combining
Statement of Assets & Liabilities (unaudited)
As of March 31, 2005

	Columbia	Nations
	Intermediate Government	Intermediate Bond
	Income Fund	Fund	Pro Forma		Pro Forma
(In thousands)	Target Fund	Acquiring Fund	Adjustments		Combined
Assets:
Investments, at cost	$392,874	$—	$(392,874)		$—
Investment in master, at cost	—	632,489	392,874		1,025,363

Investments, at value	390,138	—	(390,138)		—
Investment in master, at value	—	628,297	390,138		1,018,435
Investments sold	6,293	—	—		6,293
Fund shares sold	10	511	—		521
Income Receivable	2,135	—	—		2,135
Deferred Trustees’ compensation plan	20	—	—		20
Prepaid Expense	88	—	—		88

Total Assets	398,684	628,808	—		1,027,492

Liabilities:
Payable for:
Investments purchased	51,803	—			51,803
Fund shares repurchased	272	592	—		864
Distributions	1,140	15	—		1,155
Investment advisory fee	140	—	—		140
Administration fee	20	69	—		89
Transfer agent fee	52	—	—		52
Pricing and bookkeeping fees	8	—	—		8
Trustees’ fees	1	43	—		44
Audit fee	24	—	—		24
Custody fee	3	—	—		3
Distribution and service fees	10	—	—		10
Deferred compensation plan	20	—	—		20
Other liabilities	31	115	101		247

Total Liabilities	53,524	834	101		54,459

Net Assets	$345,160	$627,974	$(101)		$973,033

Composition of Net Assets:
Paid-in capital	$360,217	$634,550	—		$994,767
Undistributed net investment income	82	316	(101)		297
Accumulated net realized gain (loss)	(12,403)	(2,700)	—		(15,103)
Unrealized appreciation on investments	(2,736)	(4,192)	—		(6,928)

Net Assets	$345,160	$627,974	$(101)		$973,033

Investors A:
Net assets	$—	$21,279,319	$35,957,368	(d)	$57,236,687
Shares outstanding	—	2,240,454	3,786,040	(d)	6,026,494

Net asset value per share (b)	$—	$9.50			$9.50

Maximum sales charge		3.25%
Maximum offering price per share (c)		9.82

Investors B: (a)
Net assets	$—	$8,564,661	$2,377,296	(d)	$10,941,957
Shares outstanding	—	906,349	251,643	(d)	1,157,992

Net asset value, offering and redemption price per share	$—	$9.45			$9.45

Investors C: (a)
Net assets	$—	$3,472,709	$1,371,088	(d)	$4,843,797
Shares outstanding	—	328,309	129,647	(d)	457,956

Net asset value, offering and redemption price per share	$—	$10.58			$10.58

Primary A: (a)
Net assets	$—	$594,656,897	$305,353,050	(d)	$900,009,947
Shares outstanding	—	62,821,914	32,263,365	(d)	95,085,279

Net asset value, offering and redemption price per share	$—	$9.47			$9.47

Class A: (a)
Net assets	$2,894,973	$—	$(2,894,973)	$—
Shares outstanding	280,719	—	(280,719)	—

Net asset value per share (b)	$10.31	$—		$—

Maximum sales charge
Maximum offering price per share ( c)

Class B: (a)
Net assets	$2,378,305	$—	$(2,378,305)	$—
Shares outstanding	230,618	—	(230,618)	—

Net asset value and offering price per share (b)	$10.31	$—		$—

Class C: (a)
Net assets	$1,371,561	$—	$(1,371,561)	$—
Shares outstanding	132,995	—	(132,995)	—

Net asset value and offering price per share (b)	$10.31	$—		$—

Class G: (a)
Net assets	$2,671,069	$—	$(2,671,069)	$—
Shares outstanding	259,008	—	(259,008)	—

Net asset value and offering price per share (b)	$10.31	$—		$—

Class T: (a)
Net assets	$33,069,632	$—	$(33,069,632)	$—
Shares outstanding	3,206,694	—	(3,206,694)	—

Net asset value and offering price per share (b)	$10.31	$—		$—

Class Z: (a)
Net assets	$302,774,131	$—	$(302,774,131)	$—
Shares outstanding	29,359,232	—	(29,359,232)	—

Net asset value and offering price per share (b)	$10.31	$—		$—

(a)	Class A, B, C, G, T and Z shares of Columbia Intermediate Government Income Fund are exchanged for Investor A, B, C Primary A, Investor A and Primary A shares of Nations Intermediate Bond Fund based on the net asset value per share of Nations Intermediate Bond Fund’s Investor A, B, C Primary A, Investor A and Primary A shares, respectively, at the time of the merger.

(b)	Redemption price per share is equal to net assets value less any applicable contingent deferred sales charge.

(c)	On sales of $50,000 or more the offering price is reduced.

(d)	Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $54,319 and $46,550 to be borne by Columbia Intermediate Government Income Fund and Nations Intermediate Bond Fund, respectively.

(e)	Reflects estimated shares issued to Target fund at the time of the merger.

Pro-forma Combining
Statement of Operations
For the Twelve Months Ended March 31, 2005 (Unaudited)

	Columbia	Nations
	Intermediate Government	Intermediate Bond
	Income Fund	Fund	Pro Forma	Pro Forma
(In thousands)	Target Fund	Acquiring Fund	Adjustments	Combined
Investment Income:
Interest	$13,740	$—	$(13,740)	$—
Interest — allocated from master portfolio	—	25,142	13,740	38,882
Dividend income from affiliated funds — allocated from master portfolio	—	227	—	227
Security lending — allocated from master portfolio	—	69	—	69
Expenses — allocated from master portfolio	—	(2,750)	(1,273)	(4,023)	(a)(c)

Total Investment Income	13,740	22,688	(1,273)	35,155

Expenses:
Investment advisory fee	1,954	—	(1,954)	—	(a) (c)
Administration fee	254	1,110	(34)	1,330	(e)
Distribution fee:
Class B/Investor B	19	75	—	94	(a)
Class C/Investor C	8	30	—	38	(a)
Class G	20	—	(20)	—	(e)
Service fee:
Class A/Investor A	7	60	93	160	(a) (e)
Class B/Investor B	6	25	—	31	(a)
Class C/Investor C	3	10	—	13	(a)
Class G	5	—	(5)	—	(e)
Class T	55	—	(55)	—	(e)
Transfer agent fee	241	193	(172)	262	(f)
Pricing and bookkeeping fees	78	—	82	160	(d)
Trustees’ fees	15	6	(5)	16	(b)
Registration fees	71	73	(99)	45	(b)
Legal and audit	44	77	(23)	98	(b)
Non-Recurring Costs (see Note 5)	7	30	—	37
Other expenses	114	37	(4)	147	(b)

Total Expenses	2,901	1,726	(2,196)	2,431
Fees waived by Distributor — Class C / Investor C	(1)	—	(2)	(3	)(g)
Fees waived by Advisor — Investor A	—	—	(6)	(6	)(g)
Custody earnings credit	—	—	—	—
Non-recurring costs assumed by Investment Advisor (see Note 5)	(7)	(30)	—	(37)

Net Expenses	2,893	1,696	(2,204)	2,385

Net Investment Income	10,847	20,992	931	32,770

Net Realized and Unrealized Gain (Loss) on Investments:
Security transactions	7	—	(7)	—
Security transactions — allocated from master portfolio	—	(2,038)	7	(2,031)
Swap contracts — allocated from master portfolio	—	57		57
Net change in unrealized appreciation/depreciation on:
Investments	(10,626)	—	10,626	—
Investments — allocated from master portfolio	—	(24,946)	(10,626)	(35,572)

Net	(10,619)	(26,927)	—	(37,546)

Net Increase in Net Assets from Operations	$228	$(5,935)	$931	$(12,578)

(a)	Based on the contract in effect for Nations Intermediate Bond Fund Fund, the surviving fund.

(b)	Reflects elimination of duplicate expenses achieved as a result of merging funds.

(c)	Includes all expenses from Nations Intermediate Bond Fund Master, including investment advisory fee.

(d)	Based on new pricing and bookkeeping agreement.

(e)	Adjustment to realign Columbia Intermediate Government Income Fund’s fees to Nations Intermediate Bond Fund’s fee structure.

(f)	Based on new Transfer Agent agreement

(g)	Based on contractual expense waivers expected post merger

NATIONS INTERMEDIATE BOND FUND
AND
COLUMBIA INTERMEDIATE GOVERNMENT INCOME FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS

Notes to Financial Statements
March 31, 2005
(unaudited)

Note 1. Organization

Nations Intermediate Bond Fund (the “Acquiring Fund”), a series of Nations Funds Trust (the “Trust”), is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Columbia Intermediate Government Income Fund (“Target Fund”), a series of Columbia Funds Trust III, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Acquiring Fund seeks to obtain interest income and capital appreciation. The Acquiring Fund invests substantially all of its assets in Intermediate Bond Master Portfolio (the “Master Portfolio”), a series of Nations Master Investment Trust. The Master Portfolio has the same investment objective as the Acquiring Fund. The value of the Acquiring Fund’s investments included in the Statement of assets and liabilities reflects its proportionate beneficial interest in the net assets of the Master Portfolio (96.7% at March 31, 2005). The Target Fund seeks a high level of current income consistent with prudent risk of capital.

Fund Shares

The Acquiring Fund and the Target Fund each may issue an unlimited number of shares. The Acquiring Fund offers four classes of shares: Primary A, Investor A, Investor B and Investor C shares. The Target Fund offers six classes of shares: Class A, Class B, Class C, Class G, Class T and Class Z. Each share class has its own expense structure.

Note 2. Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Fund by the Acquiring Fund as if such merger had occurred on April 1, 2004. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolio and Pro Forma Statement of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of March 31, 2005. The Pro Forma Statement of Operations of the Target Fund and Acquiring Fund has been combined to reflect twelve months ended March 31, 2005. Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the Target Fund as of March 31, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund, the Master Portfolio and the Target Fund included within their respective annual shareholder reports. The annual shareholder reports are dated March 31, 2005 for the Acquiring Fund and the Master Portfolio, and April 30, 2004 for the Target Fund. The semi-annual shareholder reports are dated September 30, 2004 for the Acquiring Fund and the Master Portfolio, and October 31, 2004 for the Target Fund.

Note 3. Significant Accounting Policies

Security Valuation

The valuation of the Acquiring Fund’s investment in the Master Portfolio is based on the reported net asset value of the Master Portfolio. The Master Portfolio and the Target Fund use the identical policy for security valuation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

The Acquiring Fund records its share of the investment income and realized and unrealized gains and losses reported by the Master Portfolio on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolio based upon the relative value of their investments in the Master Portfolio

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of operations), and realized and unrealized gains (losses), are allocated to each class of the Acquiring Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Acquiring Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Acquiring Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that it should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Fees and Compensations Paid to Affiliates

Investment Advisory Fee

BACAP, a wholly-owned subsidiary of Bank of America, N.A. (‘‘Bank of America’’), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, is the investment advisor to the Master Portfolio. The Acquiring Fund indirectly pays for investment advisory services through its investments in the Master Portfolio (see Notes to financial statements of the Master Portfolio).

Administration Fee

BACAP Distributors, LLC (‘‘BACAP Distributors’’), a wholly-owned subsidiary of Bank of America, provides administrative and other services to the Acquiring Fund. Effective December 1, 2004, BACAP Distributors is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.15% of the Fund’s average daily net assets. Prior to December 1, 2004, BACAP Distributors received a monthly administration fee at the annual rate of 0.17% of the Fund’s average daily net assets. For the year ended March 31, 2005, the Acquiring Fund’s effective administration fee rate was 0.17%.

Transfer Agent Fee

PFPC Inc. serves as the transfer agent for the Acquiring Fund’s shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Acquiring Fund. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Acquiring Fund. For the year ended March 31, 2005, Bank of America earned $21,000 in sub-transfer agent fees from the Acquiring Fund for providing such services. This amount is included in ‘‘Transfer agent fees’’ in the Statement of operations.

Underwriting Discounts, Service and Distribution Fees

BACAP Distributors serves as the distributor of the Acquiring Fund’s shares. For the year ended March 31, 2005, the Distributor has retained net underwriting discounts of $8,000 on sales of Investor A shares and received net CDSC fees of $0, $23,000 and $500 on Investor A, Investor B and Investor C share redemptions, respectively.

The Acquiring Fund has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C shares and a combined distribution and shareholder servicing plan for Investor A Shares. The shareholder servicing plans permit the Acquiring Fund to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Acquiring Fund to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the year ended March 31, 2005, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

	Current	Plan
	Rate	Limit
Investor A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Investor B and Investor C Shareholder Servicing Plans	0.25%	0.25%
Investor B and Investor C Distribution Plans	0.75%	0.75%

Fees Paid to Officers and Trustees

With the exception of one officer, no officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Acquiring Fund for serving as Trustee or Officer of the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Acquiring Fund in accordance with federal securities regulations. The Acquiring Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Acquiring Fund’s fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Acquiring Fund’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Acquiring Fund’s assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in ‘‘Trustees’ fees and expenses’’ in the Statement of operations. The liability for the deferred compensation plan is included in ‘‘Accrued Trustees’ fees and expenses’’ in the Statement of assets and liabilities.

Expense Limits and Fee Reimbursements

BACAP and/or BACAP Distributors have agreed to waive fees and reimburse the Acquiring Fund through July 31, 2005 for certain expenses to the extent that total expenses (exclusive of interest expense, shareholder servicing and distribution fees) exceed 0.81% annually of the Acquiring Fund’s average daily net assets.

BACAP and/or BACAP Distributors is entitled to recover from the Acquiring Fund any fees waived or expenses reimbursed by BACAP and/or BACAP Distributors during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause Acquiring Fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue. As of March 31, 2005, $0 was recoverable by BACAP and/or BACAP Distributors pursuant to this arrangement.

Note 5. Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of March 31, 2005. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at March 31, 2005.

	Shares of	Additional Shares	Total Shares
	Acquiring Fund	Assumed Issued	Outstanding
Class of Shares	Pre-Combination	with Merger	Post Combination

Investor A	2,240,454	3,786,040	6,026,494
Investor B	906,349	251,643	1,157,992
Investor C	328,309	129,647	457,956
Primary A	62,821,914	32,263,365	95,085,279

Note 6. Contingencies and Other Events

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the ‘‘NYAG Settlement’’) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the ‘‘SEC’’) (the ‘‘SEC Order’’). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (‘‘BAS’’) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. — the investment advisor to and distributor of the Columbia Funds, respectively, — to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Nations Funds and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Nations Funds or their shareholders cannot currently be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively ‘‘BAC’’), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ‘‘MDL’’). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of Nations

Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

For the fiscal year ended March 31, 2005, Bank of America Corporation has assumed $6.7 million of legal, shareholder communications, audit related, transfer agent, consulting and Trustee costs and fees incurred by the Funds impacted in connection with the regulatory and civil litigation matters discussed above. These non-recurring costs were allocated to the Funds based on their respective average nets assets for the year ended March 31, 2005. These non-recurring costs on a per Fund basis are shown in that Fund’s respective Statement of operations. Because these costs were borne by Bank of America Corporation and not any Fund, an offsetting waiver of these costs is also presented in each respective Fund’s Statement of operations as, ‘‘Costs assumed by Bank of America Corporation’’. The impact to the expense ratio of each impacted Fund is reflected in the Fund’s Financial highlights.

Pro Forma Combining Portfolio of Investments (unaudited)
As of 3/31/05

				Columbia Fl Intermediate Muni Fund		Nations FL Muni Fund		Nations FL Intermediate Muni Fund
				Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
MUNICIPAL BONDS			98.2%
EDUCATION			2.9%
Education			2.9%
FL BROWARD COUNTY EDL FACILITIES AUTHORITY	5.250	4/1/2017		610	630	—	—	—	—	—	610	630
FL MIAMI-DADE COUNTY EDL FACILITIES AUTHORITY	5.000	4/1/2014		—	—	1,465	1,582	—	—	—	1,465	1,582
FL MIAMI-DADE COUNTY EDL FACILITIES AUTHORITY	5.000	4/1/2015		1,000	1,073	—	—	—	—	—	1,000	1,073
FL UNIVERSITY ATHLETIC ASSOCIATION INC	2.200	10/1/2031		—	—	—	—	3,000	2,997	—	3,000	2,997
FL VOLUSIA COUNTY EDUCATIONAL FAC AUTHORITY	5.750	10/15/2029		—	—	2,380	2,402	—	—	—	2,380	2,402
FL VOLUSIA COUNTY EDUCATIONAL FAC AUTHORITY	6.125	10/15/2026		—	—	—	—	1,000	1,056	—	1,000	1,056

Education Totals					1,702		3,984		4,053			9,739	2.87%

TOTAL EDUCATION					1,702		3,984		4,053			9,739	2.87%

HEALTH CARE			12.7%
Hospitals			11.2%
FL BAY MEDICAL CENTER HOSPITAL REVENUE	5.000	10/1/2005		—	—	—	—	1,000	1,012	—	1,000	1,012
FL BAY MEDICAL CENTER HOSPITAL REVENUE	5.450	10/1/2012		—	—	—	—	2,000	2,107	—	2,000	2,107
FL ESCAMBIA COUNTY HEALTH FACILITIES	5.250	11/15/2011		—	—	—	—	2,125	2,297	—	2,125	2,297
FL ESCAMBIA COUNTY HEALTH FACILITIES	5.250	11/15/2014		1,000	1,083	—	—	—	—	—	1,000	1,083
FL HILLSBOROUGH COUNTY INDUSTRIAL DEV	5.000	10/1/2018		1,000	1,018	—	—	—	—	—	1,000	1,018
FL LEE MEM HLTH SYS HOSPITAL REVENUE	5.750	4/1/2015		1,000	1,112	—	—	—	—	—	1,000	1,112
FL MARION COUNTY HOSP DISTRICT REVENUE	5.250	10/1/2011		—	—	—	—	2,025	2,153	—	2,025	2,153
FL NORTH BROWARD HOSP DIST REVENUE	5.250	1/15/2017		—	—	2,000	2,083	—	—	—	2,000	2,083
FL ORANGE COUNTY HEALTH FACILITIES AUTHORITY	6.250	10/1/2016		—	—	1,260	1,483	555	653	—	1,815	2,136
FL SARASOTA COUNTY PUBLIC HOSPITAL BOARD	5.000	10/1/2007		—	—	—	—	1,650	1,727	—	1,650	1,727
FL SARASOTA COUNTY PUBLIC HOSPITAL BOARD	5.250	7/1/2011		—	—	—	—	1,750	1,897	—	1,750	1,897
FL SOUTH BROWARD HOSPITAL DISTRICT REVENUE	5.250	5/1/2012		—	—	—	—	3,955	4,302	—	3,955	4,302
FL SOUTH BROWARD HOSPITAL DISTRICT REVENUE	5.250	5/1/2013		1,500	1,632	—	—	—	—	—	1,500	1,632
FL SOUTH BROWARD HOSPITAL DISTRICT REVENUE	5.500	5/1/2022		—	—	—	—	1,000	1,064	—	1,000	1,064
FL SOUTH BROWARD HOSPITAL DISTRICT REVENUE	5.600	5/1/2027		—	—	1,000	1,067	3,000	3,200	—	4,000	4,267
FL ST PETERSBURG HEALTH FACILITIES	5.500	11/15/2014		1,720	1,876	—	—	—	—	—	1,720	1,876
FL ST PETERSBURG HEALTH FACILITIES	5.500	11/15/2015		—	—	—	—	1,995	2,164	—	1,995	2,164
FL ST PETERSBURG HEALTH FACILITIES	5.500	11/15/2016		—	—	—	—	1,980	2,144	—	1,980	2,144
FL TAMPA HEALTH SYSTEMS REVENUE	4.875	11/15/2015		—	—	—	—	2,000	2,070	—	2,000	2,070
VA ARLINGTON COUNTY INDUSTRIAL DEV AUTHORITY	5.500	7/1/2014		—	—	—	—	4,180	4,498	—	4,180	4,498

Hospitals Totals					6,721		4,633		26,790			38,145	11.23%

Intermediate Care Facilities			0.1%
FL ORANGE COUNTY HEALTH FACILITIES AUTHORITY	6.250	7/1/2005		—	—	—	—	375	376	—	375	376

Intermediate Care Facilities Totals					—		—		376			376	0.11%

TOTAL HEALTH CARE					6,721		4,633		31,665			43,020	12.67%

HOUSING			4.6%
Multi-Family			3.0%
FL CAPITAL TRUST AGENCY MULTIFAMILY	5.150	11/1/2030		—	—	1,000	1,053	3,300	3,473	—	4,300	4,526
FL COLLIER COUNTY HOUSING FINANCE AUTHORITY	4.900	2/15/2032		—	—	1,000	1,020	2,250	2,294	—	3,250	3,314
FL HOUSING FINANCE AGENCY	5.875	11/1/2005		—	—	—	—	195	196	—	195	196
FL HOUSING FINANCE AGENCY	6.350	5/1/2026		—	—	—	—	1,000	1,023	—	1,000	1,023
FL HOUSING FINANCE AGENCY	6.400	11/1/2015		—	—	—	—	1,000	1,035	—	1,000	1,035

Multi-Family Totals					—		2,073		8,020			10,093	2.97%

Single Family			1.6%
FL ESCAMBIA COUNTY HOUSING FINANCE AUTHORITY	6.300	10/1/2020		—	—	365	370	420	426	—	785	796
FL HOUSING FINANCE AGENCY	5.750	7/1/2014		—	—	1,805	1,881	—	—	—	1,805	1,881
FL HOUSING FINANCE CORP REVENUE	4.950	1/1/2011		—	—	1,105	1,148	—	—	—	1,105	1,148
FL HOUSING FINANCE CORP REVENUE	4.950	7/1/2011		—	—	—	—	1,515	1,573	—	1,515	1,573

Single Family Totals					—		3,399		1,999			5,398	1.59%

TOTAL HOUSING					—		5,472		10,019			15,491	4.56%

				Columbia Fl Intermediate Muni Fund		Nations FL Muni Fund		Nations FL Intermediate Muni Fund
				Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
INDUSTRIALS			0.9%
Forest Products & Paper			0.9%
FL BAY COUNTY POLLUTN CONTROL REVENUE	5.100	9/1/2012		—	—	1,375	1,455	1,000	1,058	—	2,375	2,513
FL ESCAMBIA COUNTY POLLUTION CONTROL	4.700	4/1/2015		500	505	—	—	—	—	—	500	505

Forest Products & Paper Totals					505		1,455		1,058			3,018	0.89%

TOTAL INDUSTRIALS					505		1,455		1,058			3,018	0.89%

OTHER			11.0%
Pool/Bond Bank			1.3%
FL MUNICIPAL LOAN COUNCIL REVENUE	5.000	2/1/2019		—	—	1,015	1,071	—	—	—	1,015	1,071
FL MUNICIPAL LOAN COUNCIL REVENUE	5.250	12/1/2013		—	—	—	—	1,125	1,232	—	1,125	1,232
FL MUNICIPAL LOAN COUNCIL REVENUE	5.500	5/1/2013		1,000	1,106	—	—	—	—	—	1,000	1,106
FL GULF BREEZE REVENUE	5.000	12/1/2015		1,000	1,062	—	—	—	—	—	1,000	1,062

Pool/Bond Bank Totals					2,168		1,071		1,232			4,471	1.32%

Refunded/Escrowed (a)			9.6%
FL BOCA RATON G.O.	5.000	7/1/2013		—	—	—	—	1,470	1,587	—	1,470	1,587
FL BREVARD COUNTY	6.000	8/1/2014		1,195	1,344	—	—	—	—	—	1,195	1,344
FL STATE BOARD OF EDUCATION CAPITAL OUTLAY	5.250	6/1/2016		—	—	1,250	1,300	—	—	—	1,250	1,300
FL GAINESVILLE UTILITIES SYSTEM REVENUE	5.750	10/1/2007		—	—	—	—	315	336	—	315	336
FL HILLSBOROUGH COUNTY SCHOOL DISTRICT	5.375	10/1/2013		1,060	1,165	—	—	—	—	—	1,060	1,165
FL LAKELAND ELECTRICITY & WATER REVENUE (b)	0.000	10/1/2009		—	—	—	—	1,000	860	—	1,000	860
FL LEON COUNTY CAPITAL IMPROVEMENT REVENUE	5.250	10/1/2017		—	—	2,430	2,568	—	—	—	2,430	2,568
FL MIAMI-DADE COUNTY SCHOOL BOARD	5.500	5/1/2010		2,000	2,192	—	—	—	—	—	2,000	2,192
FL ORANGE COUNTY HEALTH FACILITIES AUTHORITY	6.250	10/1/2008		—	—	—	—	4,640	5,125	—	4,640	5,125
FL ORANGE COUNTY HEALTH FACILITIES AUTHORITY	6.250	10/1/2016		—	—	3,260	3,916	1,445	1,736	—	4,705	5,652
FL ORLANDO UTILITIES COMMISION WATER & SEWER	6.750	10/1/2017		—	—	1,800	2,192	—	—	—	1,800	2,192
FL PEMBROKE PINES CONSOLIDATED UTILITIES	6.250	9/1/2007		—	—	—	—	2,070	2,165	—	2,070	2,165
FL PORT ST LUCIE UTILITY REVENUE	5.000	9/1/2016		—	—	—	—	510	554	—	510	554
FL TAMPA TAX ALLOCATION	5.000	3/1/2007		—	—	—	—	3,000	3,119	—	3,000	3,119
IL CHAMPAIGN COUNTY COMMUNITY UNIT (b)	0.000	1/1/2010		—	—	—	—	1,620	1,367	—	1,620	1,367
SC CALHOUN COUNTY SOLID WASTE DISPOSAL	6.750	5/1/2017		—	—	—	—	1,000	1,217	—	1,000	1,217

Refunded/Escrowed Totals					4,701		9,976		18,066			32,743	9.64%

TOTAL OTHER					6,870		11,047		19,298			37,214	10.96%

OTHER REVENUE			1.1%
Recreation			1.1%
FL STATE BOARD OF EDUCATION LOTTERY REVENUE	5.250	7/1/2017		—	—	1,000	1,077	—	—	—	1,000	1,077
FL STATE BOARD OF EDUCATION LOTTERY REVENUE	5.375	7/1/2017		—	—	—	—	1,450	1,580	—	1,450	1,580
FL STATE BOARD OF EDUCATION LOTTERY REVENUE	5.500	7/1/2012		1,000	1,114	—	—	—	—	—	1,000	1,114

Recreation Totals					1,114		1,077		1,580			3,771	1.11%

TOTAL OTHER REVENUE					1,114		1,077		1,580			3,771	1.11%

RESOURCE RECOVERY			2.2%
Disposal			2.2%
FL OKEECHOBEE COUNTY SOLID WASTE REVENUE	4.200	7/1/2039		—	—	—	—	1,750	1,759	—	1,750	1,759
FL PALM BEACH COUNTY SOLID WASTE REVENUE	6.000	10/1/2010		—	—	5,000	5,587	—	—	—	5,000	5,587

Disposal Totals					—		5,587		1,759			7,346	2.16%

TOTAL RESOURCE RECOVERY					—		5,587		1,759			7,346	2.16%

TAX-BACKED			35.9%
Local Appropriated			4.2%
FL BREVARD COUNTY SCHOOL BOARD CERTIFICATES	5.000	7/1/2017		—	—	1,470	1,564	—	—	—	1,470	1,564
FL BROWARD COUNTY CERTIFICATES OF PARTICIPATION	5.000	6/1/2013		1,000	1,082	—	—	—	—	—	1,000	1,082
FL COLLIER COUNTY SCHOOL BOARD CERTIFICATES	5.000	2/15/2013		1,500	1,607	—	—	—	—	—	1,500	1,607
FL LEE COUNTY SCHOOL BOARD CERTIFICATES OF PARTICIPATION	5.000	8/1/2016		1,000	1,068	—	—	—	—	—	1,000	1,068
FL MIAMI-DADE COUNTY SPECIAL OBLIGATION	5.000	4/1/2011		—	—	—	—	1,000	1,079	—	1,000	1,079

				Columbia Fl Intermediate Muni Fund		Nations FL Muni Fund		Nations FL Intermediate Muni Fund
				Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
FL ORANGE COUNTY SCHOOL BOARD CERTIFICATES OF PARTICIPATION	5.000	8/1/2018		1,000	1,060	—	—	—	—	—	1,000	1,060
FL OSCEOLA COUNTY SCHOOL BOARD CERTIFICATES OF PARTICIPATION	5.000	6/1/2016		—	—	2,240	2,399	—	—	—	2,240	2,399
FL OSCEOLA COUNTY SCHOOL BOARD CERTIFICATES OF PARTICIPATION	5.000	6/1/2017		1,000	1,065	—	—	—	—	—	1,000	1,065
FL PALM BEACH COUNTY SCHOOL BOARD CERTIFICATES OF PARTICIPATION	5.375	8/1/2014		—	—	—	—	3,000	3,296	—	3,000	3,296

Local Appropriated Totals					5,881		3,963		4,375			14,219	4.19%

State Appropriated			0.5%
FL STATE DEPARTMENT OF GENERAL SERVICES	5.250	9/1/2015		1,515	1,675	—	—	—	—	—	1,515	1,675

State Appropriated Totals					1,675		—		—			1,675	0.49%

Local General Obligations			1.9%
FL BROWARD COUNTY G.O.	5.000	1/1/2007		1,000	1,037	—	—	—	—	—	1,000	1,037
FL BROWARD COUNTY G.O.	5.250	1/1/2014		1,025	1,113	—	—	—	—	—	1,025	1,113
FL PALM BEACH COUNTY G.O.	5.500	12/1/2011		—	—	—	—	2,000	2,231	—	2,000	2,231
FL REEDY CREEK IMPROVEMENT DISTRICT G.O.	5.000	6/1/2017		1,000	1,063	—	—	—	—	—	1,000	1,063
FL ST LUCIE COUNTY SCHOOL DISTRICT G.O.	5.875	2/1/2007		—	—	—	—	1,000	1,053	—	1,000	1,053
PUERTO RICO MUNICIPAL FINANCE AGENCY	5.500	8/1/2009		1,000	1,093	—	—	—	—	—	1,000	1,093

Local General Obligations					3,213		—		3,284			6,497	1.91%

Special Non-Property Tax			22.3%
FL COLLIER COUNTY GAS TAX REVENUE	5.250	6/1/2013		—	—	—	—	3,660	4,023	—	3,660	4,023
FL COLLIER COUNTY GAS TAX REVENUE	5.250	6/1/2015		—	—	—	—	3,285	3,583	—	3,285	3,583
FL STATE DEPT OF ENVIRONMENTAL PROTECTION	5.000	7/1/2009		—	—	—	—	5,000	5,347	—	5,000	5,347
FL STATE DIVISION OF BOND FINANCE — ENVIRONMENT	5.500	7/1/2008		2,000	2,151	—	—	3,000	3,227	—	5,000	5,378
FL HIALEAH CAPITAL IMPROVEMENT REVENUE	5.500	10/1/2018		—	—	—	—	1,375	1,381	—	1,375	1,381
FL HILLSBOROUGH COUNTY CAPITAL IMPROVEMENT	5.000	8/1/2012		—	—	—	—	1,000	1,079	—	1,000	1,079
FL HILLSBOROUGH COUNTY CAPITAL IMPROVEMENT	5.000	7/1/2011		—	—	—	—	1,000	1,046	—	1,000	1,046
FL JACKSONVILLE EXCISE TAXES	5.000	10/1/2009		—	—	—	—	1,000	1,072	—	1,000	1,072
FL JACKSONVILLE GUARANTEED ENTITLEMENT	5.375	10/1/2018		—	—	—	—	3,450	3,750	—	3,450	3,750
FL JACKSONVILLE GUARANTEED ENTITLEMENT	5.375	10/1/2019		—	—	3,720	4,039	—	—	—	3,720	4,039
FL JACKSONVILLE SALES TAX REVENUE	5.250	10/1/2019		—	—	—	—	1,080	1,166	—	1,080	1,166
FL JACKSONVILLE SALES TAX REVENUE	5.375	10/1/2018		—	—	—	—	1,000	1,087	—	1,000	1,087
FL JACKSONVILLE SALES TAX REVENUE	5.500	10/1/2012		1,000	1,117	—	—	1,000	1,117	—	2,000	2,233
FL LEE COUNTY CAPITAL IMPROVEMENT REVENUE	5.750	10/1/2011		1,000	1,125	—	—	—	—	—	1,000	1,125
FL MANATEE COUNTY SCHOOL DISTRICT SALES TAX	5.000	10/1/2012		—	—	—	—	4,285	4,640	—	4,285	4,640
FL OCALA CAPITAL IMPROVEMENTS REVENUE	5.375	10/1/2016		—	—	—	—	1,530	1,681	—	1,530	1,681
FL ORANGE COUNTY TOURIST DEVELOPMENT TAX	5.000	10/1/2015		—	—	—	—	4,000	4,221	—	4,000	4,221
FL OSCEOLA COUNTY TOURIST DEVELOPMENT TAX	5.500	10/1/2014		1,555	1,725	—	—	—	—	—	1,555	1,725
FL PALM BEACH COUNTY CRIMINAL JUSTICE	5.375	6/1/2009		1,500	1,625	—	—	—	—	—	1,500	1,625
FL PALM BEACH COUNTY CRIMINAL JUSTICE	5.750	6/1/2013		—	—	—	—	3,500	3,967	—	3,500	3,967
FL PALM BEACH COUNTY PUBLIC IMPROVEMENT	5.000	8/1/2017		—	—	—	—	1,000	1,067	—	1,000	1,067
FL PALM BEACH COUNTY STADIUM FACILITIES	5.250	12/1/2016		—	—	—	—	2,000	2,139	—	2,000	2,139
FL PASCO COUNTY SALES TAX REVENUE	5.000	12/1/2016		1,240	1,326	—	—	—	—	—	1,240	1,326
FL POLK COUNTY TRANSPORTATION IMPROVEMENT REVENUE	5.000	12/1/2025		1,000	1,083	—	—	—	—	—	1,000	1,083
FL PORT ST LUCIE SALES TAX REVENUE	5.000	9/1/2019		—	—	—	—	1,000	1,054	—	1,000	1,054
FL SEMINOLE COUNTY SALES TAX REVENUE	5.375	10/1/2013		1,295	1,423	—	—	—	—	—	1,295	1,423
FL TALLAHASSEE BLUEPRINT 2000	5.000	10/1/2013		—	—	—	—	3,775	4,050	—	3,775	4,050
FL TAMPA SPORTS AUTHORITY REVENUE	5.250	1/1/2017		—	—	2,000	2,088	—	—	—	2,000	2,088
FL TAMPA SPORTS AUTHORITY REVENUE	5.750	10/1/2015		—	—	2,500	2,825	—	—	—	2,500	2,825
FL TAMPA SPORTS AUTHORITY REVENUE	5.750	10/1/2020		—	—	—	—	1,000	1,164	—	1,000	1,164
FL TAMPA SPORTS AUTHORITY REVENUE	6.000	1/1/2007		—	—	—	—	3,170	3,339	—	3,170	3,339

Special Non-Property Tax Totals					11,573		8,952		55,198			75,723	22.30%

Special Property Tax			0.8%
FL HILLSBOROUGH COUNTY INDUSTRIAL DEVELOPMENT	5.500	9/1/2015		—	—	—	—	2,335	2,566	—	2,335	2,566

Special Property Tax Totals					—		—		2,566			2,566	0.76%

State General Obligations			5.9%
FL STATE DEPARTMENT OF TRANSPORTATION G.O.	5.000	7/1/2030		—	—	1,000	1,036	—	—	—	1,000	1,036

				Columbia Fl Intermediate Muni Fund		Nations FL Muni Fund		Nations FL Intermediate Muni Fund
				Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
FL STATE DEPARTMENT OF TRANSPORTATION REV	5.375	7/1/2015		—	—	1,000	1,095	—	—	—	1,000	1,095
FL STATE JACKSONVILLE TRANSPORTATION G.O.	6.000	7/1/2008		1,100	1,181	—	—	—	—	—	1,100	1,181
FL STATE BOARD OF EDUCATION CAPITAL OUTLAY	5.000	6/1/2008		—	—	—	—	1,000	1,058	—	1,000	1,058
FL STATE BOARD OF EDUCATION CAPITAL OUTLAY	5.000	1/1/2017		—	—	3,000	3,109	—	—	—	3,000	3,109
FL STATE BOARD OF EDUCATION CAPITAL OUTLAY	5.250	6/1/2008		1,500	1,600	—	—	—	—	—	1,500	1,600
FL STATE BOARD OF EDUCATION CAPITAL OUTLAY	5.500	1/1/2008		—	—	—	—	3,525	3,707	—	3,525	3,707
FL STATE BOARD OF EDUCATION CAPITAL OUTLAY	5.750	6/1/2013		1,000	1,110	—	—	—	—	—	1,000	1,110
PUERTO RICO COMMONWEALTH G.O.	6.500	7/1/2015		—	—	4,190	5,103	—	—	—	4,190	5,103
PUERTO RICO PUBLIC FINANCE CORP	5.250	8/1/2030		1,000	1,087	—	—	—	—	—	1,000	1,087

State General Obligations Totals					4,978		10,343		4,766			20,086	5.92%

TOTAL TAX-BACKED					28,412		23,258		70,189			121,859	35.89%

TRANSPORTATION			4.6%
Airports			3.6%
FL DADE COUNTY AVIATION REVENUE	5.750	10/1/2012		—	—	2,500	2,635	—	—	—	2,500	2,635
FL DADE COUNTY AVIATION REVENUE	6.300	10/1/2005		—	—	—	—	1,000	1,019	—	1,000	1,019
FL GREATER ORLANDO AVIATION AUTHORITY	5.000	10/1/2013		1,500	1,613	—	—	—	—	—	1,500	1,613
FL GREATER ORLANDO AVIATION AUTHORITY	5.125	10/1/2012		—	—	—	—	1,000	1,044	—	1,000	1,044
FL MIAMI-DADE COUNTY AVIATION	5.250	10/1/2015		—	—	3,500	3,677	—	—	—	3,500	3,677
FL PENSACOLA AIRPORT REVENUE	5.625	10/1/2014		—	—	2,000	2,130	—	—	—	2,000	2,130

Airports Totals					1,613		8,442		2,062			12,117	3.57%

Toll Facilities			1.0%
FL ORLANDO & ORANGE COUNTY EXPWY AUTHORITY	6.500	7/1/2010		—	—	—	—	2,000	2,291	—	2,000	2,291
FL OSCEOLA COUNTY TRANSPORTATION REVENUE	5.000	4/1/2018		1,000	1,061	—	—	—	—	—	1,000	1,061

Toll Facilities Totals					1,061		—		2,291			3,351	0.99%

TOTAL TRANSPORTATION					2,674		8,442		4,353			15,469	4.56%

UTILITIES			22.5%
Joint Power			1.7%
FL STATE MUNICIPAL POWER AGENCY REVENUE	5.000	10/1/2013		—	—	—	—	3,420	3,703	—	3,420	3,703
FL STATE MUNICIPAL POWER AGENCY REVENUE	5.500	10/1/2021		—	—	—	—	1,850	2,025	—	1,850	2,025

Joint Power Totals					—		—		5,727			5,727	1.69%

Municipal Electric			9.8%
FL CHARLOTTE COUNTY UTILITY REVENUE	5.625	10/1/2016		—	—	2,250	2,380	—	—	—	2,250	2,380
FL GAINESVILLE UTILITIES SYSTEM REVENUE	5.750	10/1/2007		—	—	—	—	685	731	—	685	731
FL GAINESVILLE UTILITIES SYSTEM REVENUE	6.500	10/1/2011		—	—	3,000	3,492	—	—	—	3,000	3,492
FL JACKSONVILLE ELECTRIC AUTHORITY REVENUE	5.375	10/1/2015		—	—	—	—	2,000	2,014	—	2,000	2,014
FL JEA ST JOHNS RIVER POWER PARKWAY SYSTEMS	5.250	10/1/2013		—	—	2,000	2,160	2,500	2,700	—	4,500	4,860
FL KISSIMMEE UTILITY AUTHORITY ELECTRIC	5.250	10/1/2015		—	—	—	—	2,235	2,445	—	2,235	2,445
FL ORLANDO UTILS COMMN WATER & ELECTRIC	5.000	10/1/2009		—	—	—	—	5,865	6,284	—	5,865	6,284
FL ORLANDO UTILS COMMN WATER & ELECTRIC	5.250	10/1/2016		1,500	1,622	—	—	—	—	—	1,500	1,622
FL ORLANDO UTILS COMMN WATER & ELECTRIC	5.250	10/1/2018		—	—	1,425	1,534	5,000	5,382	—	6,425	6,916
FL PORT ST LUCIE UTILITY REVENUE	5.000	9/1/2017		920	977	—	—	—	—	—	920	977
FL REEDY CREEK IMPROVEMENT DISTRICT	5.250	10/1/2015		1,490	1,630	—	—	—	—	—	1,490	1,630
PUERTO RICO ELECTRIC POWER AUTHORITY	5.250	7/1/2019		500	562	—	—	—	—	—	500	562

Municipal Electric Totals					4,229		9,566		19,555			33,350	9.82%

Water & Sewer			10.8%
FL BOCA RATON WATER & SEWER REVENUE	5.000	10/1/2008		1,000	1,066	—	—	—	—	—	1,000	1,066
FL BREVENUEARD COUNTY UTILITY REVENUE	5.250	3/1/2014		—	—	—	—	2,000	2,173	—	2,000	2,173
FL DAYTONA BEACH UTILITY SYSTEMS REVENUE	5.250	11/15/2016		—	—	—	—	1,200	1,299	—	1,200	1,299
FL WATER POLLUTION CONTROL FINANCING	5.000	1/15/2008		1,000	1,054	—	—	—	—	—	1,000	1,054
FL WATER POLLUTION CONTROL FINANCING	5.500	1/15/2013		1,390	1,525	—	—	—	—	—	1,390	1,525
FL MUNINCIPAL LOAN COUNCIL REVENUE	5.375	8/1/2016		—	—	1,485	1,621	—	—	—	1,485	1,621
FL STATE GOVERNMENT UTILITIES AUTHORITY	5.000	10/1/2017		1,180	1,254	—	—	—	—	—	1,180	1,254
FL HILLSBOROUGH COUNTY UTILITIES LIEN	5.250	8/1/2007		1,000	1,053	—	—	—	—	—	1,000	1,053

				Columbia Fl Intermediate Muni Fund		Nations FL Muni Fund		Nations FL Intermediate Muni Fund
				Target Fund		Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
As of 3/31/05				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
FL HOLLY HILL WATER & SEWER REVENUE	5.000	10/1/2015		745	794	—	—	—	—	—	745	794
FL HOLLYWOOD WATER & SEWER REVENUE	5.000	10/1/2017		—	—	—	—	1,070	1,137	—	1,070	1,137
FL MANATEE COUNTY PUBLIC UTILITIES REVENUE	5.000	10/1/2012		—	—	—	—	2,000	2,168	—	2,000	2,168
FL MIAMI BEACH WATER & SEWER REVENUE	5.375	9/1/2015		—	—	—	—	1,810	1,864	—	1,810	1,864
FL MIAMI-DADE COUNTY STORMWATER UTILITY REVENUE	5.000	4/1/2024		—	—	2,445	2,557	—	—	—	2,445	2,557
FL MIAMI-DADE COUNTY WATER & SEWER	5.000	10/1/2007		—	—	—	—	3,500	3,675	—	3,500	3,675
FL OCALA UTILITES SYSTEM REVENUE	5.250	10/1/2020		—	—	1,000	1,085	—	—	—	1,000	1,085
FL PORT ST LUCIE UTILITIES REVENUE	5.000	9/1/2016		—	—	—	—	490	523	—	490	523
FL PORT ST LUCIE UTILITIES REVENUE	5.000	9/1/2019		—	—	2,115	2,229	—	—	—	2,115	2,229
FL SARASOTA COUNTY UTILITIES SYSTEM REVENUE	5.250	10/1/2016		—	—	1,000	1,082	—	—	—	1,000	1,082
FL SEACOAST UTILITY AUTHORITY WATER & SEWER	5.000	3/1/2008		1,000	1,056	—	—	—	—	—	1,000	1,056
FL SEBRING WATER & WASTEWATER REVENUE	5.250	1/1/2014		—	—	1,030	1,123	—	—	—	1,030	1,123
FL TALLAHASSEE CONSERVATIVE UTILITY SYSTEM	5.500	10/1/2014		—	—	1,330	1,495	—	—	—	1,330	1,495
FL TALLAHASSEE CONSERVATIVE UTILITY SYSTEM	5.500	10/1/2018		—	—	—	—	1,000	1,136	—	1,000	1,136
FL TAMPA WATER & SEWER REVENUE	5.000	7/1/2010		1,000	1,077	—	—	—	—	—	1,000	1,077
FL TOHOPEKALIGA WATER AUTHORITY UTILITY	5.250	10/1/2017		—	—	—	—	1,110	1,204	—	1,110	1,204
FL WINTER PARK WATER & SEWER REVENUE	5.250	12/1/2014		1,405	1,533	—	—	—	—	—	1,405	1,533

Water & Sewer Totals					10,412		11,192		15,181			36,784	10.83%

TOTAL UTILITIES					15,203		20,758		40,463			76,424	22.51%

TOTAL MUNICIPAL BONDS					63,201		85,713		184,437			333,351	98.17%

INVESTMENT COMPANY			0.4%
NATIONS TAX-EXEMPT RESERVES FUND (c)				—	—	725	725	725	725	—	1,450	1,450

TOTAL INVESTMENT COMPANY					—		725		725			1,450	0.43%

SHORT-TERM INVESTMENTS			0.1%
FL ALACHUA COUNTY HEALTH FACILITIES	2.880	10/1/2032		100	100	—	—	—	—	—	100	100
FL COLLIER COUNTY HEALTH FACILITIES	2.910	1/1/2035		100	100	—	—	—	—	—	100	100
FL ORANGE COUNTY SCHOOL BOARD CERTIFICATES OF PARTICIPATION	2.880	8/1/2027		100	100	—	—	—	—	—	100	100

TOTAL SHORT-TERM INVESTMENTS					300		—		—			300	0.09%

Total Investments (d)			98.7%		63,501		86,438		185,162			335,101
Other Assets & Liabilities, net			1.3%		839		1,314		2,295			4,448

Net Assets			100.0%		64,340		87,752		187,457			339,549	100.00%

Investments at cost					61,680		81,587		181,989			325,256

Notes to Investment Portfolio:

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, soley for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)	Cost for federal income tax purposes is $181,910 for Nations FL Intermediate Municipal Bond Fund,. 81,463 for Nations FL Municipal Bond Fund, $61,680 for the Columbia FL Intermediate Muni Fund and $325,053 for the funds combined.

Pro forma Combining
Investment Portfolio
As of 3/31/05				Nations FL Muni Fund		Nations FL Intermediate Muni Fund			Pro Forma Combined
				Target Fund		Acquiring Fund		Pro forma
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
MUNICIPAL BONDS			97.4%
EDUCATION			2.9%
Education			2.9%
FL MIAMI-DADE COUNTY EDL FACILITIES AUTHORITY	5.000	4/1/2014		1,465	1,582	—	—	—	1,465	1,582
FL UNIVERSITY ATHLETIC ASSOCIATION INC	2.200	10/1/2031		—	—	3,000	2,997	—	3,000	2,997
FL VOLUSIA COUNTY EDUCATIONAL FAC AUTHORITY	5.750	10/15/2029		2,380	2,402	—	—	—	2,380	2,402
FL VOLUSIA COUNTY EDUCATIONAL FAC AUTHORITY	6.125	10/15/2026		—	—	1,000	1,056	—	1,000	1,056

Education Totals					3,984		4,053			8,037

TOTAL EDUCATION					3,984		4,053			8,037

HEALTH CARE			13.2%
Hospitals			13.1%
FL BAY MEDICAL CENTER HOSPITAL REVENUE	5.000	10/1/2005		—	—	1,000	1,012	—	1,000	1,012
FL BAY MEDICAL CENTER HOSPITAL REVENUE	5.450	10/1/2012		—	—	2,000	2,107	—	2,000	2,107
FL ESCAMBIA COUNTY HEALTH FACILITIES	5.250	11/15/2011		—	—	2,125	2,297	—	2,125	2,297
FL MARION COUNTY HOSP DISTRICT REVENUE	5.250	10/1/2011		—	—	2,025	2,153	—	2,025	2,153
FL NORTH BROWARD HOSP DIST REVENUE	5.250	1/15/2017		2,000	2,083	—	—	—	2,000	2,083
FL ORANGE COUNTY HEALTH FACILITIES AUTHORITY	6.250	10/1/2016		1,260	1,483	555	653	—	1,815	2,136
FL SARASOTA COUNTY PUBLIC HOSPITAL BOARD	5.000	10/1/2007		—	—	1,650	1,727	—	1,650	1,727
FL SARASOTA COUNTY PUBLIC HOSPITAL BOARD	5.250	7/1/2011		—	—	1,750	1,897	—	1,750	1,897
FL SOUTH BROWARD HOSPITAL DISTRICT REVENUE	5.250	5/1/2012		—	—	3,955	4,302	—	3,955	4,302
FL SOUTH BROWARD HOSPITAL DISTRICT REVENUE	5.500	5/1/2022		—	—	1,000	1,064	—	1,000	1,064
FL SOUTH BROWARD HOSPITAL DISTRICT REVENUE	5.600	5/1/2027		1,000	1,067	3,000	3,200	—	4,000	4,267
FL ST PETERSBURG HEALTH FACILITIES	5.500	11/15/2015		—	—	1,995	2,164	—	1,995	2,164
FL ST PETERSBURG HEALTH FACILITIES	5.500	11/15/2016		—	—	1,980	2,144	—	1,980	2,144
FL TAMPA HEALTH SYSTEMS REVENUE	4.875	11/15/2015		—	—	2,000	2,070	—	2,000	2,070
VA ARLINGTON COUNTY INDUSTRIAL DEV AUTHORITY	5.500	7/1/2014		—	—	4,180	4,498	—	4,180	4,498

Hospitals Totals					4,633		31,289			35,922

Intermediate Care Facilities			0.1%
FL ORANGE COUNTY HEALTH FACILITIES AUTHORITY	6.250	7/1/2005		—	—	375	376	—	375	376

Intermediate Care Facilities Totals					—		376			376

TOTAL HEALTH CARE					4,633		31,665			36,298

HOUSING			5.6%
Multi-Family			3.7%
FL CAPITAL TRUST AGENCY MULTIFAMILY	5.150	11/1/2030		1,000	1,053	3,300	3,473	—	4,300	4,526
FL COLLIER COUNTY HOUSING FINANCE AUTHORITY	4.900	2/15/2032		1,000	1,020	2,250	2,294	—	3,250	3,314
FL HOUSING FINANCE AGENCY	5.875	11/1/2005		—	—	195	196	—	195	196
FL HOUSING FINANCE AGENCY	6.350	5/1/2026		—	—	1,000	1,023	—	1,000	1,023
FL HOUSING FINANCE AGENCY	6.400	11/1/2015		—	—	1,000	1,035	—	1,000	1,035

Multi-Family Totals					2,073		8,020			10,093

Single Family			2.0%
FL ESCAMBIA COUNTY HOUSING FINANCE AUTHORITY	6.300	10/1/2020		365	370	420	426	—	785	796
FL HOUSING FINANCE AGENCY	5.750	7/1/2014		1,805	1,881	—	—	—	1,805	1,881

Pro forma Combining
Investment Portfolio
As of 3/31/05				Nations FL Muni Fund		Nations FL Intermediate Muni Fund			Pro Forma Combined
				Target Fund		Acquiring Fund		Pro forma
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
FL HOUSING FINANCE CORP REVENUE	4.950	1/1/2011		1,105	1,148	—	—	—	1,105	1,148
FL HOUSING FINANCE CORP REVENUE	4.950	7/1/2011		—	—	1,515	1,573	—	1,515	1,573

Single Family Totals					3,399		1,999			5,398

TOTAL HOUSING					5,472		10,019			15,491

INDUSTRIALS			0.9%
Forest Products & Paper			0.9%
FL BAY COUNTY POLLUTN CONTROL REVENUE	5.100	9/1/2012		1,375	1,455	1,000	1,058	—	2,375	2,513

Forest Products & Paper Totals					1,455		1,058			2,513

TOTAL INDUSTRIALS					1,455		1,058			2,513

OTHER			11.0%
Pool/Bond Bank			0.8%
FL MUNICIPAL LOAN COUNCIL REVENUE	5.000	2/1/2019		1,015	1,071	—	—	—	1,015	1,071
FL MUNICIPAL LOAN COUNCIL REVENUE	5.250	12/1/2013		—	—	1,125	1,232	—	1,125	1,232

Pool/Bond Bank Totals					1,071		1,232			2,303

Refunded/Escrowed (a)			10.2%
FL BOCA RATON G.O.	5.000	7/1/2013		—	—	1,470	1,587	—	1,470	1,587
FL STATE BOARD OF EDUCATION CAPITAL OUTLAY	5.250	6/1/2016		1,250	1,300	—	—	—	1,250	1,300
FL GAINESVILLE UTILITIES SYSTEM REVENUE	5.750	10/1/2007		—	—	315	336	—	315	336
FL LAKELAND ELECTRICITY & WATER REVENUE (b)	0.000	10/1/2009		—	—	1,000	860	—	1,000	860
FL LEON COUNTY CAPITAL IMPROVEMENT REVENUE	5.250	10/1/2017		2,430	2,568	—	—	—	2,430	2,568
FL ORANGE COUNTY HEALTH FACILITIES AUTHORITY	6.250	10/1/2008		—	—	4,640	5,125	—	4,640	5,125
FL ORANGE COUNTY HEALTH FACILITIES AUTHORITY	6.250	10/1/2016		3,260	3,916	1,445	1,736	—	4,705	5,652
FL ORLANDO UTILITIES COMMISION WATER & SEWER	6.750	10/1/2017		1,800	2,192	—	—	—	1,800	2,192
FL PEMBROKE PINES CONSOLIDATED UTILITIES	6.250	9/1/2007		—	—	2,070	2,165	—	2,070	2,165
FL PORT ST LUCIE UTILITY REVENUE	5.000	9/1/2016		—	—	510	554	—	510	554
FL TAMPA TAX ALLOCATION	5.000	3/1/2007		—	—	3,000	3,119	—	3,000	3,119
IL CHAMPAIGN COUNTY COMMUNITY UNIT (b)	0.000	1/1/2010		—	—	1,620	1,367	—	1,620	1,367
SC CALHOUN COUNTY SOLID WASTE DISPOSAL	6.750	5/1/2017		—	—	1,000	1,217	—	1,000	1,217

Refunded/Escrowed Totals					9,976		18,066			28,042

TOTAL OTHER					11,047		19,298			30,345

OTHER REVENUE			1.0%
Recreation			1.0%
FL STATE BOARD OF EDUCATION LOTTERY REVENUE	5.250	7/1/2017		1,000	1,077	—	—	—	1,000	1,077
FL STATE BOARD OF EDUCATION LOTTERY REVENUE	5.375	7/1/2017		—	—	1,450	1,580	—	1,450	1,580

Recreation Totals					1,077		1,580			2,657

TOTAL OTHER REVENUE					1,077		1,580			2,657

RESOURCE RECOVERY			2.7%
Disposal			2.7%
FL OKEECHOBEE COUNTY SOLID WASTE REVENUE	4.200	7/1/2039		—	—	1,750	1,759	—	1,750	1,759
FL PALM BEACH COUNTY SOLID WASTE REVENUE	6.000	10/1/2010		5,000	5,587	—	—	—	5,000	5,587

Disposal Totals					5,587		1,759			7,346

As of 3/31/05				Nations FL Muni Fund		Nations FL Intermediate Muni Fund			Pro Forma Combined
				Target Fund		Acquiring Fund		Pro forma
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
TOTAL RESOURCE RECOVERY					5,587		1,759			7,346

TAX-BACKED			33.2%
Local Appropriated			3.0%
FL BREVARD COUNTY SCHOOL BOARD CERTIFICATES	5.000	7/1/2017		1,470	1,564	—	—	—	1,470	1,564
FL MIAMI-DADE COUNTY SPECIAL OBLIGATION	5.000	4/1/2011		—	—	1,000	1,079	—	1,000	1,079
FL OSCEOLA COUNTY SCHOOL BOARD CERTIFICATES OF PARTICIPATION	5.000	6/1/2016		2,240	2,399	—	—	—	2,240	2,399
FL PALM BEACH COUNTY SCHOOL BOARD CERTIFICATES OF PARTICIPATION	5.375	8/1/2014		—	—	3,000	3,296	—	3,000	3,296

Local Appropriated Totals					3,963		4,375			8,338

Local General Obligations			1.2%
FL PALM BEACH COUNTY G.O.	5.500	12/1/2011		—	—	2,000	2,231	—	2,000	2,231
FL ST LUCIE COUNTY SCHOOL DISTRICT G.O.	5.875	2/1/2007		—	—	1,000	1,053	—	1,000	1,053

Local General Obligations					—		3,284			3,284

Special Non-Property Tax			22.5%
FL COLLIER COUNTY GAS TAX REVENUE	5.250	6/1/2013		—	—	3,660	4,023	—	3,660	4,023
FL COLLIER COUNTY GAS TAX REVENUE	5.250	6/1/2015		—	—	3,285	3,583	—	3,285	3,583
FL STATE DEPT OF ENVIRONMENTAL PROTECTION	5.000	7/1/2009		—	—	5,000	5,347	—	5,000	5,347
FL STATE DIVISION OF BOND FINANCE — ENVIRONMENT	5.500	7/1/2008		—	—	3,000	3,227	—	3,000	3,227
FL HIALEAH CAPITAL IMPROVEMENT REVENUE	5.500	10/1/2018		—	—	1,375	1,381	—	1,375	1,381
FL HILLSBOROUGH COUNTY CAPITAL IMPROVEMENT	5.000	8/1/2012		—	—	1,000	1,079	—	1,000	1,079
FL HILLSBOROUGH COUNTY CAPITAL IMPROVEMENT	5.000	7/1/2011		—	—	1,000	1,046	—	1,000	1,046
FL JACKSONVILLE EXCISE TAXES	5.000	10/1/2009		—	—	1,000	1,072	—	1,000	1,072
FL JACKSONVILLE GUARANTEED ENTITLEMENT	5.375	10/1/2018		—	—	3,450	3,750	—	3,450	3,750
FL JACKSONVILLE GUARANTEED ENTITLEMENT	5.375	10/1/2019		3,720	4,039	—	—	—	3,720	4,039
FL JACKSONVILLE SALES TAX REVENUE	5.250	10/1/2019		—	—	1,080	1,166	—	1,080	1,166
FL JACKSONVILLE SALES TAX REVENUE	5.375	10/1/2018		—	—	1,000	1,087	—	1,000	1,087
FL JACKSONVILLE SALES TAX REVENUE	5.500	10/1/2012		—	—	1,000	1,117	—	1,000	1,117
FL MANATEE COUNTY SCHOOL DISTRICT SALES TAX	5.000	10/1/2012		—	—	4,285	4,640	—	4,285	4,640
FL OCALA CAPITAL IMPROVEMENTS REVENUE	5.375	10/1/2016		—	—	1,530	1,681	—	1,530	1,681
FL ORANGE COUNTY TOURIST DEVELOPMENT TAX	5.000	10/1/2015		—	—	4,000	4,221	—	4,000	4,221
FL PALM BEACH COUNTY CRIMINAL JUSTICE	5.750	6/1/2013		—	—	3,500	3,967	—	3,500	3,967
FL PALM BEACH COUNTY PUBLIC IMPROVEMENT	5.000	8/1/2017		—	—	1,000	1,067	—	1,000	1,067
FL PALM BEACH COUNTY STADIUM FACILITIES	5.250	12/1/2016		—	—	2,000	2,139
FL PORT ST LUCIE SALES TAX REVENUE	5.000	9/1/2019		—	—	1,000	1,054	—	1,000	1,054
FL TALLAHASSEE BLUEPRINT 2000	5.000	10/1/2013		—	—	3,775	4,050	—	3,775	4,050
FL TAMPA SPORTS AUTHORITY REVENUE	5.250	1/1/2017		2,000	2,088	—	—	—	2,000	2,088
FL TAMPA SPORTS AUTHORITY REVENUE	5.750	10/1/2015		2,500	2,825	—	—	—	2,500	2,825
FL TAMPA SPORTS AUTHORITY REVENUE	5.750	10/1/2020		—	—	1,000	1,164	—	1,000	1,164
FL TAMPA SPORTS AUTHORITY REVENUE	6.000	1/1/2007		—	—	3,170	3,339	—	3,170	3,339

Special Non-Property Tax Totals					8,952		55,198			62,011

Special Property Tax			0.9%
FL HILLSBOROUGH COUNTY INDUSTRIAL DEVELOPMENT	5.500	9/1/2015		—	—	2,335	2,566	—	2,335	2,566

Special Property Tax Totals					—		2,566			2,566

As of 3/31/05				Nations FL Muni Fund		Nations FL Intermediate Muni Fund			Pro Forma Combined
				Target Fund		Acquiring Fund		Pro forma
				Par (000)	Market Value ($000)	Par (000)	Market Value ($000)	Adjustments	Par (000)	Market Value ($000)
State General Obligations			5.5%
FL STATE DEPARTMENT OF TRANSPORTATION G.O.	5.000	7/1/2030		1,000	1,036	—	—	—	1,000	1,036
FL STATE DEPARTMENT OF TRANSPORTATION REV	5.375	7/1/2015		1,000	1,095	—	—	—	1,000	1,095
FL STATE BOARD OF EDUCATION CAPITAL OUTLAY	5.000	6/1/2008		—	—	1,000	1,058	—	1,000	1,058
FL STATE BOARD OF EDUCATION CAPITAL OUTLAY	5.000	1/1/2017		3,000	3,109	—	—	—	3,000	3,109
FL STATE BOARD OF EDUCATION CAPITAL OUTLAY	5.500	1/1/2008		—	—	3,525	3,707	—	3,525	3,707
PUERTO RICO COMMONWEALTH G.O.	6.500	7/1/2015		4,190	5,103	—	—	—	4,190	5,103

State General Obligations Totals					10,343		4,766			15,109

TOTAL TAX-BACKED					23,258		70,189			91,308

TRANSPORTATION			4.7%
Airports			3.9%
FL DADE COUNTY AVIATION REVENUE	5.750	10/1/2012		2,500	2,635	—	—	—	2,500	2,635
FL DADE COUNTY AVIATION REVENUE	6.300	10/1/2005		—	—	1,000	1,019	—	1,000	1,019
FL GREATER ORLANDO AVIATION AUTHORITY	5.125	10/1/2012		—	—	1,000	1,044	—	1,000	1,044
FL MIAMI-DADE COUNTY AVIATION	5.250	10/1/2015		3,500	3,677	—	—	—	3,500	3,677
FL PENSACOLA AIRPORT REVENUE	5.625	10/1/2014		2,000	2,130	—	—	—	2,000	2,130

Airports Totals					8,442		2,062			10,504

Toll Facilities			0.8%
FL ORLANDO & ORANGE COUNTY EXPWY AUTHORITY	6.500	7/1/2010		—	—	2,000	2,291	—	2,000	2,291

Toll Facilities Totals					—		2,291			2,291

TOTAL TRANSPORTATION					8,442		4,353			12,795

UTILITIES			22.3%
Joint Power			2.1%
FL STATE MUNICIPAL POWER AGENCY REVENUE	5.000	10/1/2013		—	—	3,420	3,703	—	3,420	3,703
FL STATE MUNICIPAL POWER AGENCY REVENUE	5.500	10/1/2021		—	—	1,850	2,025	—	1,850	2,025

Joint Power Totals					—		5,727			5,727

Municipal Electric			10.6%
FL CHARLOTTE COUNTY UTILITY REVENUE	5.625	10/1/2016		2,250	2,380	—	—	—	2,250	2,380
FL GAINESVILLE UTILITIES SYSTEM REVENUE	5.750	10/1/2007		—	—	685	731	—	685	731
FL GAINESVILLE UTILITIES SYSTEM REVENUE	6.500	10/1/2011		3,000	3,492	—	—	—	3,000	3,492
FL JACKSONVILLE ELECTRIC AUTHORITY REVENUE	5.375	10/1/2015		—	—	2,000	2,014	—	2,000	2,014
FL JEA ST JOHNS RIVER POWER PARKWAY SYSTEMS	5.250	10/1/2013		2,000	2,160	2,500	2,700	—	4,500	4,860
FL KISSIMMEE UTILITY AUTHORITY ELECTRIC	5.250	10/1/2015		—	—	2,235	2,445	—	2,235	2,445
FL ORLANDO UTILS COMMN WATER & ELECTRIC	5.000	10/1/2009		—	—	5,865	6,284	—	5,865	6,284
FL ORLANDO UTILS COMMN WATER & ELECTRIC	5.250	10/1/2018		1,425	1,534	5,000	5,382	—	6,425	6,916

Municipal Electric Totals					9,566		19,555			29,121

Water & Sewer			9.6%
FL BREVENUEARD COUNTY UTILITY REVENUE	5.250	3/1/2014		—	—	2,000	2,173	—	2,000	2,173
FL DAYTONA BEACH UTILITY SYSTEMS REVENUE	5.250	11/15/2016		—	—	1,200	1,299	—	1,200	1,299
FL MUNINCIPAL LOAN COUNCIL REVENUE	5.375	8/1/2016		1,485	1,621	—	—	—	1,485	1,621
FL HOLLYWOOD WATER & SEWER REVENUE	5.000	10/1/2017		—	—	1,070	1,137	—	1,070	1,137
FL MANATEE COUNTY PUBLIC UTILITIES REVENUE	5.000	10/1/2012		—	—	2,000	2,168	—	2,000	2,168

As of 3/31/05

					Nations FL
			Nations FL Muni Fund		Intermediate Muni Fund			Pro Forma Combined
			Target Fund		Acquiring Fund		Pro forma
				Market		Market			Market
			Par (000)	Value ($000)	Par(000)	Value ($000)	Adjustments	Par (000)	Value ($000)
FL MIAMI BEACH WATER & SEWER REVENUE	5.375	9/1/2015	—	—	1,810	1,864	—	1,810	1,864
FL MIAMI-DADE COUNTY STORMWATER UTILITY REVENUE	5.000	4/1/2024	2,445	2,557	—	—	—	2,445	2,557
FL MIAMI-DADE COUNTY WATER & SEWER	5.000	10/1/2007	—	—	3,500	3,675	—	3,500	3,675
FL OCALA UTILITIES SYSTEM REVENUE	5.250	10/1/2020	1,000	1,085	—	—	—	1,000	1,085
FL PORT ST LUCIE UTILITIES REVENUE	5.000	9/1/2016	—	—	490	523	—	490	523
FL PORT ST LUCIE UTILITIES REVENUE	5.000	9/1/2019	2,115	2,229	—	—	—	2,115	2,229
FL SARASOTA COUNTY UTILITIES SYSTEM REVENUE	5.250	10/1/2016	1,000	1,082	—	—	—	1,000	1,082
FL SEBRING WATER & WASTEWATER REVENUE	5.250	1/1/2014	1,030	1,123	—	—	—	1,030	1,123
FL TALLAHASSEE CONSERVATIVE UTILITY SYSTEM	5.500	10/1/2014	1,330	1,495	—	—	—	1,330	1,495
FL TALLAHASSEE CONSERVATIVE UTILITY SYSTEM	5.500	10/1/2018	—	—	1,000	1,136	—	1,000	1,136
FL TOHOPEKALIGA WATER AUTHORITY UTILITY	5.250	10/1/2017	—	—	1,110	1,204	—	1,110	1,204

Water & Sewer Totals				11,192		15,181			26,373

TOTAL UTILITIES				20,758		40,463			61,221

TOTAL MUNICIPAL BONDS				85,713		184,437			268,011

INVESTMENT COMPANY		0.5%
NATIONS TAX-EXEMPT RESERVES FUND (c)			725	725	725	725	—	1,450	1,450

TOTAL INVESTMENT COMPANY				725		725			1,450

Total Investments (d)		97.9%		86,438		185,162			271,600
Other Assets & Liabilities, net		1.3%		1,313		2,295	(48)		3,560

Net Assets		99.2%		87,751		187,457	(48)		275,160

Investments at cost				81,587		181,989			63,576

Notes to Investment Portfolio:

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, soley for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)	Cost for federal income tax purposes is $181,910 for Nations FL Intermediate Municipal Bond Fund,. $81,463 for Nations FL Municipal Bond Fund, and $263,373 for the funds combined.

Pro Forma Combining Portfolio of Investments (unaudited)
As of 3/31/05

				Columbia FL		Nations FL
				Intermediate Muni Fund		Intermediate Muni Fund			Pro Forma Combined
				Target Fund		Acquiring Fund		Pro forma
					Market		Market			Market
				Par (000)	Value $000)	Par (000)	Value ($000)	Adjustments	Par (000)	Value ($000)
MUNICIPAL BONDS			98.5%
EDUCATION			2.3%
Education			2.3%
FL BROWARD COUNTY EDL FACILITIES AUTHORITY	5.250	4/1/2017		610	630	—	—	—	610	630
FL MIAMI-DADE COUNTY EDL FACILITIES AUTHORITY	5.000	4/1/2015		1,000	1,073	—	—	—	1,000	1,073
FL UNIVERSITY ATHLETIC ASSOCIATION INC	2.200	10/1/2031		—	—	3,000	2,997	—	3,000	2,997
FL VOLUSIA COUNTY EDUCATIONAL FAC AUTHORITY	6.125	10/15/2026		—	—	1,000	1,056	—	1,000	1,056

Education Totals					1,702		4,053			5,755

TOTAL EDUCATION					1,702		4,053			5,755

HEALTH CARE			15.2%
Hospitals			15.1%
FL BAY MEDICAL CENTER HOSPITAL REVENUE	5.000	10/1/2005		—	—	1,000	1,012	—	1,000	1,012
FL BAY MEDICAL CENTER HOSPITAL REVENUE	5.450	10/1/2012		—	—	2,000	2,107	—	2,000	2,107
FL ESCAMBIA COUNTY HEALTH FACILITIES	5.250	11/15/2011		—	—	2,125	2,297	—	2,125	2,297
FL ESCAMBIA COUNTY HEALTH FACILITIES	5.250	11/15/2014		1,000	1,083	—	—	—	1,000	1,083
FL HILLSBOROUGH COUNTY INDUSTRIAL DEV	5.000	10/1/2018		1,000	1,018	—	—	—	1,000	1,018
FL LEE MEM HLTH SYS HOSPITAL REVENUE	5.750	4/1/2015		1,000	1,112	—	—	—	1,000	1,112
FL MARION COUNTY HOSP DISTRICT REVENUE	5.250	10/1/2011		—	—	2,025	2,153	—	2,025	2,153
FL ORANGE COUNTY HEALTH FACILITIES AUTHORITY	6.250	10/1/2016		—	—	555	653	—	555	653
FL SARASOTA COUNTY PUBLIC HOSPITAL BOARD	5.000	10/1/2007		—	—	1,650	1,727	—	1,650	1,727
FL SARASOTA COUNTY PUBLIC HOSPITAL BOARD	5.250	7/1/2011		—	—	1,750	1,897	—	1,750	1,897
FL SOUTH BROWARD HOSPITAL DISTRICT REVENUE	5.250	5/1/2012		—	—	3,955	4,302	—	3,955	4,302
FL SOUTH BROWARD HOSPITAL DISTRICT REVENUE	5.250	5/1/2013		1,500	1,632	—	—	—	1,500	1,632
FL SOUTH BROWARD HOSPITAL DISTRICT REVENUE	5.500	5/1/2022		—	—	1,000	1,064	—	1,000	1,064
FL SOUTH BROWARD HOSPITAL DISTRICT REVENUE	5.600	5/1/2027		—	—	3,000	3,200	—	3,000	3,200
FL ST PETERSBURG HEALTH FACILITIES	5.500	11/15/2014		1,720	1,876	—	—	—	1,720	1,876
FL ST PETERSBURG HEALTH FACILITIES	5.500	11/15/2015		—	—	1,995	2,164	—	1,995	2,164
FL ST PETERSBURG HEALTH FACILITIES	5.500	11/15/2016		—	—	1,980	2,144	—	1,980	2,144
FL TAMPA HEALTH SYSTEMS REVENUE	4.875	11/15/2015		—	—	2,000	2,070	—	2,000	2,070
VA ARLINGTON COUNTY INDUSTRIAL DEV AUTHORITY	5.500	7/1/2014		—	—	4,180	4,498	—	4,180	4,498

Hospitals Totals					6,721		31,289			38,010

Intermediate Care Facilities			0.1%
FL ORANGE COUNTY HEALTH FACILITIES AUTHORITY	6.250	7/1/2005		—	—	375	376	—	375	376

Intermediate Care Facilities Totals					—		376			376

TOTAL HEALTH CARE					6,721		31,665			38,387

HOUSING			4.0%
Multi-Family			3.2%
FL CAPITAL TRUST AGENCY MULTIFAMILY	5.150	11/1/2030		—	—	3,300	3,473	—	3,300	3,473
FL COLLIER COUNTY HOUSING FINANCE AUTHORITY	4.900	2/15/2032		—	—	2,250	2,294	—	2,250	2,294
FL HOUSING FINANCE AGENCY	5.875	11/1/2005		—	—	195	196	—	195	196
FL HOUSING FINANCE AGENCY	6.350	5/1/2026		—	—	1,000	1,023	—	1,000	1,023
FL HOUSING FINANCE AGENCY	6.400	11/1/2015		—	—	1,000	1,035	—	1,000	1,035

Multi-Family Totals					—		8,020			8,020

Single Family			0.8%
FL ESCAMBIA COUNTY HOUSING FINANCE AUTHORITY	6.300	10/1/2020		—	—	420	426	—	420	426
FL HOUSING FINANCE CORP REVENUE	4.950	7/1/2011		—	—	1,515	1,573	—	1,515	1,573

Single Family Totals					—		1,999			1,999

TOTAL HOUSING					—		10,019			10,019

As of 3/31/05

				Columbia FL		Nations FL
				Intermediate Muni Fund		Intermediate Muni Fund			Pro Forma Combined
				Target Fund		Acquiring Fund		Pro forma
					Market		Market			Market
				Par (000)	Value $000)	Par (000)	Value ($000)	Adjustments	Par (000)	Value ($000)
INDUSTRIALS			0.6%
Forest Products & Paper			0.6%
FL BAY COUNTY POLLUTN CONTROL REVENUE	5.100	9/1/2012		—	—	1,000	1,058	—	1,000	1,058
FL ESCAMBIA COUNTY POLLUTION CONTROL	4.700	4/1/2015		500	505	—	—	—	500	505

Forest Products & Paper Totals					505		1,058			1,563

TOTAL INDUSTRIALS					505		1,058			1,563

OTHER			10.4%
Pool/Bond Bank			1.4%
FL MUNICIPAL LOAN COUNCIL REVENUE	5.250	12/1/2013		—	—	1,125	1,232	—	1,125	1,232
FL MUNICIPAL LOAN COUNCIL REVENUE	5.500	5/1/2013		1,000	1,106	—	—	—	1,000	1,106
FL GULF BREEZE REVENUE	5.000	12/1/2015		1,000	1,062	—	—	—	1,000	1,062

Pool/Bond Bank Totals					2,168		1,232			3,400

Refunded/Escrowed (a)			9.0%
FL BOCA RATON G.O.	5.000	7/1/2013		—	—	1,470	1,587	—	1,470	1,587
FL BREVARD COUNTY	6.000	8/1/2014		1,195	1,344	—	—	—	1,195	1,344
FL GAINESVILLE UTILITIES SYSTEM REVENUE	5.750	10/1/2007		—	—	315	336	—	315	336
FL HILLSBOROUGH COUNTY SCHOOL DISTRICT	5.375	10/1/2013		1,060	1,165	—	—	—	1,060	1,165
FL LAKELAND ELECTRICITY & WATER REVENUE (b)	0.000	10/1/2009		—	—	1,000	860	—	1,000	860
FL MIAMI-DADE COUNTY SCHOOL BOARD	5.500	5/1/2010		2,000	2,192	—	—	—	2,000	2,192
FL ORANGE COUNTY HEALTH FACILITIES AUTHORITY	6.250	10/1/2008		—	—	4,640	5,125	—	4,640	5,125
FL ORANGE COUNTY HEALTH FACILITIES AUTHORITY	6.250	10/1/2016		—	—	1,445	1,736	—	1,445	1,736
FL PEMBROKE PINES CONSOLIDATED UTILITIES	6.250	9/1/2007		—	—	2,070	2,165	—	2,070	2,165
FL PORT ST LUCIE UTILITY REVENUE	5.000	9/1/2016		—	—	510	554	—	510	554
FL TAMPA TAX ALLOCATION	5.000	3/1/2007		—	—	3,000	3,119	—	3,000	3,119
IL CHAMPAIGN COUNTY COMMUNITY UNIT (b)	0.000	1/1/2010		—	—	1,620	1,367	—	1,620	1,367
SC CALHOUN COUNTY SOLID WASTE DISPOSAL	6.750	5/1/2017		—	—	1,000	1,217	—	1,000	1,217

Refunded/Escrowed Totals					4,701		18,066			22,767

TOTAL OTHER					6,870		19,298			26,167

OTHER REVENUE			1.1%
Recreation			1.1%
FL STATE BOARD OF EDUCATION LOTTERY REVENUE	5.375	7/1/2017		—	—	1,450	1,580	—	1,450	1,580
FL STATE BOARD OF EDUCATION LOTTERY REVENUE	5.500	7/1/2012		1,000	1,114	—	—	—	1,000	1,114

Recreation Totals					1,114		1,580			2,694

TOTAL OTHER REVENUE					1,114		1,580			2,694

RESOURCE RECOVERY			0.7%
Disposal			0.7%
FL OKEECHOBEE COUNTY SOLID WASTE REVENUE	4.200	7/1/2039		—	—	1,750	1,759	—	1,750	1,759

Disposal Totals					—		1,759			1,759

TOTAL RESOURCE RECOVERY					—		1,759			1,759

TAX-BACKED			39.2%
Local Appropriated			4.1%
FL BROWARD COUNTY CERTIFICATES OF PARTICIPATION	5.000	6/1/2013		1,000	1,082	—	—	—	1,000	1,082
FL COLLIER COUNTY SCHOOL BOARD CERTIFICATES	5.000	2/15/2013		1,500	1,607	—	—	—	1,500	1,607
FL LEE COUNTY SCHOOL BOARD CERTIFICATES OF PARTICIPATION	5.000	8/1/2016		1,000	1,068	—	—	—	1,000	1,068
FL MIAMI-DADE COUNTY SPECIAL OBLIGATION	5.000	4/1/2011		—	—	1,000	1,079	—	1,000	1,079
FL ORANGE COUNTY SCHOOL BOARD CERTIFICATES OF PARTICIPATION	5.000	8/1/2018		1,000	1,060	—	—	—	1,000	1,060
FL OSCEOLA COUNTY SCHOOL BOARD CERTIFICATES OF PARTICIPATION	5.000	6/1/2017		1,000	1,065	—	—	—	1,000	1,065
FL PALM BEACH COUNTY SCHOOL BOARD CERTIFICATES OF PARTICIPATION	5.375	8/1/2014		—	—	3,000	3,296	—	3,000	3,296

Local Appropriated Totals					5,881		4,375			10,256

As of 3/31/05

				Columbia FL		Nations FL
				Intermediate Muni Fund		Intermediate Muni Fund
				Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
					Market		Market			Market
				Par (000)	Value $000)	Par (000)	Value ($000)	Adjustments	Par (000)	Value ($000)
State Appropriated			0.7%
FL STATE DEPARTMENT OF GENERAL SERVICES	5.250	9/1/2015		1,515	1,675	—	—	—	1,515	1,675

State Appropriated Totals					1,675		—			1,675

Local General Obligations			3.0%
FL BROWARD COUNTY G.O.	5.000	1/1/2007		1,000	1,037	—	—	—	1,000	1,037
FL BROWARD COUNTY G.O.	5.250	1/1/2014		1,025	1,113	—	—	—	1,025	1,113
FL PALM BEACH COUNTY G.O.	5.500	12/1/2011		—	—	2,000	2,231	—	2,000	2,231
FL REEDY CREEK IMPROVEMENT DISTRICT G.O.	5.000	6/1/2017		1,000	1,063	—	—	—	1,000	1,063
FL ST LUCIE COUNTY SCHOOL DISTRICT G.O.	5.875	2/1/2007		—	—	1,000	1,053	—	1,000	1,053
PUERTO RICO MUNICIPAL FINANCE AGENCY	5.500	8/1/2009		1,000	1,093	—	—	—	1,000	1,093

Local General Obligations					4,306		3,284			7,590

Special Non-Property Tax			26.5%
FL COLLIER COUNTY GAS TAX REVENUE	5.250	6/1/2013		—	—	3,660	4,023	—	3,660	4,023
FL COLLIER COUNTY GAS TAX REVENUE	5.250	6/1/2015		—	—	3,285	3,583	—	3,285	3,583
FL STATE DEPT OF ENVIRONMENTAL PROTECTION	5.000	7/1/2009		—	—	5,000	5,347	—	5,000	5,347
FL STATE DIVISION OF BOND FINANCE — ENVIRONMENT	5.500	7/1/2008		2,000	2,151	3,000	3,227	—	5,000	5,378
FL HIALEAH CAPITAL IMPROVEMENT REVENUE	5.500	10/1/2018		—	—	1,375	1,381	—	1,375	1,381
FL HILLSBOROUGH COUNTY CAPITAL IMPROVEMENT	5.000	8/1/2012		—	—	1,000	1,079	—	1,000	1,079
FL HILLSBOROUGH COUNTY CAPITAL IMPROVEMENT	5.000	7/1/2011		—	—	1,000	1,046	—	1,000	1,046
FL JACKSONVILLE EXCISE TAXES	5.000	10/1/2009		—	—	1,000	1,072	—	1,000	1,072
FL JACKSONVILLE GUARANTEED ENTITLEMENT	5.375	10/1/2018		—	—	3,450	3,750	—	3,450	3,750
FL JACKSONVILLE SALES TAX REVENUE	5.250	10/1/2019		—	—	1,080	1,166	—	1,080	1,166
FL JACKSONVILLE SALES TAX REVENUE	5.375	10/1/2018		—	—	1,000	1,087	—	1,000	1,087
FL JACKSONVILLE SALES TAX REVENUE	5.500	10/1/2012		1,000	1,117	1,000	1,117	—	2,000	2,233
FL LEE COUNTY CAPITAL IMPROVEMENT REVENUE	5.750	10/1/2011		1,000	1,125	—	—	—	1,000	1,125
FL MANATEE COUNTY SCHOOL DISTRICT SALES TAX	5.000	10/1/2012		—	—	4,285	4,640	—	4,285	4,640
FL OCALA CAPITAL IMPROVEMENTS REVENUE	5.375	10/1/2016		—	—	1,530	1,681	—	1,530	1,681
FL ORANGE COUNTY TOURIST DEVELOPMENT TAX	5.000	10/1/2015		—	—	4,000	4,221	—	4,000	4,221
FL OSCEOLA COUNTY TOURIST DEVELOPMENT TAX	5.500	10/1/2014		1,555	1,725	—	—	—	1,555	1,725
FL PALM BEACH COUNTY CRIMINAL JUSTICE	5.375	6/1/2009		1,500	1,625	—	—	—	1,500	1,625
FL PALM BEACH COUNTY CRIMINAL JUSTICE	5.750	6/1/2013		—	—	3,500	3,967	—	3,500	3,967
FL PALM BEACH COUNTY PUBLIC IMPROVEMENT	5.000	8/1/2017		—	—	1,000	1,067	—	1,000	1,067
FL PALM BEACH COUNTY STADIUM FACILITIES	5.250	12/1/2016		—	—	2,000	2,139	—	2,000	2,139
FL PASCO COUNTY SALES TAX REVENUE	5.000	12/1/2016		1,240	1,326	—	—	—	1,240	1,326
FL POLK COUNTY TRANSPORTATION IMPROVEMENT REVENUE	5.000	12/1/2025		1,000	1,083	—	—	—	1,000	1,083
FL PORT ST LUCIE SALES TAX REVENUE	5.000	9/1/2019		—	—	1,000	1,054	—	1,000	1,054
FL SEMINOLE COUNTY SALES TAX REVENUE	5.375	10/1/2013		1,295	1,423	—	—	—	1,295	1,423
FL TALLAHASSEE BLUEPRINT 2000	5.000	10/1/2013		—	—	3,775	4,050	—	3,775	4,050
FL TAMPA SPORTS AUTHORITY REVENUE	5.750	10/1/2020		—	—	1,000	1,164	—	1,000	1,164
FL TAMPA SPORTS AUTHORITY REVENUE	6.000	1/1/2007		—	—	3,170	3,339	—	3,170	3,339

Special Non-Property Tax Totals					11,573		55,198			66,771

Special Property Tax			1.0%
FL HILLSBOROUGH COUNTY INDUSTRIAL DEVELOPMENT	5.500	9/1/2015		—	—	2,335	2,566	—	2,335	2,566

Special Property Tax Totals					—		2,566			2,566

State General Obligations			3.9%
FL STATE JACKSONVILLE TRANSPORTATION G.O.	6.000	7/1/2008		1,100	1,181	—	—	—	1,100	1,181
FL STATE BOARD OF EDUCATION CAPITAL OUTLAY	5.000	6/1/2008		—	—	1,000	1,058	—	1,000	1,058
FL STATE BOARD OF EDUCATION CAPITAL OUTLAY	5.250	6/1/2008		1,500	1,600	—	—	—	1,500	1,600
FL STATE BOARD OF EDUCATION CAPITAL OUTLAY	5.500	1/1/2008		—	—	3,525	3,707	—	3,525	3,707
FL STATE BOARD OF EDUCATION CAPITAL OUTLAY	5.750	6/1/2013		1,000	1,110	—	—	—	1,000	1,110

As of 3/31/05

				Columbia FL		Nations FL
				Intermediate Muni Fund		Intermediate Muni Fund
				Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
					Market		Market			Market
				Par (000)	Value $000)	Par (000)	Value ($000)	Adjustments	Par (000)	Value ($000)
PUERTO RICO PUBLIC FINANCE CORP	5.250	8/1/2030		1,000	1,087	—	—	—	1,000	1,087

State General Obligations Totals					4,978		4,766			9,743

TOTAL TAX-BACKED					28,412		70,189			98,601

TRANSPORTATION			2.8%
Airports			1.5%
FL DADE COUNTY AVIATION REVENUE	6.300	10/1/2005		—	—	1,000	1,019	—	1,000	1,019
FL GREATER ORLANDO AVIATION AUTHORITY	5.000	10/1/2013		1,500	1,613	—	—	—	1,500	1,613
FL GREATER ORLANDO AVIATION AUTHORITY	5.125	10/1/2012		—	—	1,000	1,044	—	1,000	1,044

Airports Totals					1,613		2,062			3,675

Toll Facilities			1.3%
FL ORLANDO & ORANGE COUNTY EXPWY AUTHORITY	6.500	7/1/2010		—	—	2,000	2,291	—	2,000	2,291
FL OSCEOLA COUNTY TRANSPORTATION REVENUE	5.000	4/1/2018		1,000	1,061	—	—	—	1,000	1,061

Toll Facilities Totals					1,061		2,291			3,351

TOTAL TRANSPORTATION					2,674		4,353			7,027

UTILITIES			22.1%
Joint Power			2.3%
FL STATE MUNICIPAL POWER AGENCY REVENUE	5.000	10/1/2013		—	—	3,420	3,703	—	3,420	3,703
FL STATE MUNICIPAL POWER AGENCY REVENUE	5.500	10/1/2021		—	—	1,850	2,025	—	1,850	2,025

Joint Power Totals					—		5,727			5,727

Municipal Electric			9.7%
FL GAINESVILLE UTILITIES SYSTEM REVENUE	5.750	10/1/2007		—	—	685	731	—	685	731
FL JACKSONVILLE ELECTRIC AUTHORITY REVENUE	5.375	10/1/2015		—	—	2,000	2,014	—	2,000	2,014
FL JEA ST JOHNS RIVER POWER PARKWAY SYSTEMS	5.250	10/1/2013		—	—	2,500	2,700	—	2,500	2,700
FL KISSIMMEE UTILITY AUTHORITY ELECTRIC	5.250	10/1/2015		—	—	2,235	2,445	—	2,235	2,445
FL ORLANDO UTILS COMMN WATER & ELECTRIC	5.000	10/1/2009		—	—	5,865	6,284	—	5,865	6,284
FL ORLANDO UTILS COMMN WATER & ELECTRIC	5.250	10/1/2016		1,500	1,622	—	—	—	1,500	1,622
FL ORLANDO UTILS COMMN WATER & ELECTRIC	5.250	10/1/2018		—	—	5,000	5,382	—	5,000	5,382
FL PORT ST LUCIE UTILITY REVENUE	5.000	9/1/2017		920	977	—	—	—	920	977
FL REEDY CREEK IMPROVEMENT DISTRICT	5.250	10/1/2015		1,490	1,630	—	—	—	1,490	1,630
PUERTO RICO ELECTRIC POWER AUTHORITY	5.250	7/1/2019		500	562	—	—	—	500	562

Municipal Electric Totals					4,791		19,555			24,346

Water & Sewer			10.2%
FL BOCA RATON WATER & SEWER REVENUE	5.000	10/1/2008		1,000	1,066	—	—	—	1,000	1,066
FL BREVENUEARD COUNTY UTILITY REVENUE	5.250	3/1/2014		—	—	2,000	2,173	—	2,000	2,173
FL DAYTONA BEACH UTILITY SYSTEMS REVENUE	5.250	11/15/2016		—	—	1,200	1,299	—	1,200	1,299
FL WATER POLLUTION CONTROL FINANCING	5.000	1/15/2008		1,000	1,054	—	—	—	1,000	1,054
FL WATER POLLUTION CONTROL FINANCING	5.500	1/15/2013		1,390	1,525	—	—	—	1,390	1,525
FL STATE GOVERNMENT UTILITIES AUTHORITY	5.000	10/1/2017		1,180	1,254	—	—	—	1,180	1,254
FL HILLSBOROUGH COUNTY UTILITIES LIEN	5.250	8/1/2007		1,000	1,053	—	—	—	1,000	1,053
FL HOLLY HILL WATER & SEWER REVENUE	5.000	10/1/2015		745	794	—	—	—	745	794
FL HOLLYWOOD WATER & SEWER REVENUE	5.000	10/1/2017		—	—	1,070	1,137	—	1,070	1,137
FL MANATEE COUNTY PUBLIC UTILITIES REVENUE	5.000	10/1/2012		—	—	2,000	2,168	—	2,000	2,168
FL MIAMI BEACH WATER & SEWER REVENUE	5.375	9/1/2015		—	—	1,810	1,864	—	1,810	1,864
FL MIAMI-DADE COUNTY WATER & SEWER	5.000	10/1/2007		—	—	3,500	3,675	—	3,500	3,675
FL PORT ST LUCIE UTILITIES REVENUE	5.000	9/1/2016		—	—	490	523	—	490	523
FL SEACOAST UTILITY AUTHORITY WATER & SEWER	5.000	3/1/2008		1,000	1,056	—	—	—	1,000	1,056
FL TALLAHASSEE CONSERVATIVE UTILITY SYSTEM	5.500	10/1/2018		—	—	1,000	1,136	—	1,000	1,136
FL TAMPA WATER & SEWER REVENUE	5.000	7/1/2010		1,000	1,077	—	—	—	1,000	1,077
FL TOHOPEKALIGA WATER AUTHORITY UTILITY	5.250	10/1/2017		—	—	1,110	1,204	—	1,110	1,204

As of 3/31/05

				Columbia FL		Nations FL
				Intermediate Muni Fund		Intermediate Muni Fund
				Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
					Market		Market			Market
				Par (000)	Value $000)	Par (000)	Value ($000)	Adjustments	Par (000)	Value ($000)
FL WINTER PARK WATER & SEWER REVENUE	5.250	12/1/2014		1,405	1,533	—	—	—	1,405	1,533

Water & Sewer Totals					10,412		15,181			25,592

TOTAL UTILITIES					15,203		40,463			55,666

TOTAL MUNICIPAL BONDS					63,201		184,437			247,638

INVESTMENT COMPANY			0.3%
NATIONS TAX-EXEMPT RESERVES FUND (c)				—	—	725	725	—	725	725

TOTAL INVESTMENT COMPANY					—		725			725

SHORT-TERM INVESTMENTS			0.1%
FL ALACHUA COUNTY HEALTH FACILITIES	2.880	10/1/2032		100	100	—	—	—	100	100
FL COLLIER COUNTY HEALTH FACILITIES	2.910	1/1/2035		100	100	—	—	—	100	100
FL ORANGE COUNTY SCHOOL BOARD CERTIFICATES OF PARTICIPATION	2.880	8/1/2027		100	100	—	—	—	100	100

TOTAL SHORT-TERM INVESTMENTS					300		—			300

Total Investments (d)			98.8%		63,501		185,162			248,663
Other Assets & Liabilities, net			1.2%		839		2,295		(43)	3,091

Net Assets			100.0%		64,340		187,457		(43)	251,754

Investments at cost					61,680		181,989			243,669

Notes to Investment Portfolio:

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, soley for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(d)	Cost for federal income tax purposes is $181,910 for Nations FL Intermediate Municipal Bond Fund, $61,680 for the Columbia FL Intermediate Muni Fund and $243,590 for the funds combined.

Pro -forma Combining
Statement of Assets & Liabilities
As of March 31, 2005 (unaudited)

	Columbia	Nations		Nations
	FL Interm. Muni Bond	FL Muni		FL Inter. Muni
	Fund	Fund		Fund
					Pro Forma		Pro Forma
In Thousands	Target Fund	Target Fund		Acquiring Fund	Adjustments		Combined
Assets:
Investments, at cost	$61,680	$80,862		$181,264	$—		$323,806
Affiliated Investments, at cost	$—	$725		$725	$—		$1,450

Investments, at value	63,200	85,713		184,437	—		333,350
Affiliated Investments, at value	300	725		725	—		1,750
Cash	42	1		1	—		44
Receivable for:							—
Fund shares sold	—	1		62	—		63
Interest	1,046	1,701		3,342	—		6,089
Income Receivable	—	1		1	—		2
Expense reimbursement due from Investment Advisor	—	26		24	—		50
Deferred Trustees’ compensation plan	4	—		—	—		4
Other Assets	—	0	(f)	—	—		—

Total Assets	64,592	88,168		188,592	—		341,352

Liabilities:
Payable for:
Fund shares repurchased	—	30		403	—		433
Distributions Payable	181	218		503	—		902
Investment advisory fee	27	30		65	—		122
Administration fee	4	11		24	—		39
Transfer agent fee	3	—		—	—		3
Shareholder servicing and distribution fees payable	1	15		16	—		32
Trustees’ fees	1	65		66	—		132
Expense reimbursement due to Investment Advisor	4	—		—	—		4
Deferred compensation plan	4	—		—	—		4
Other liabilities	27	48		58	89	(d)	222

Total Liabilities	252	417		1,135	89		1,893

Net Assets	$64,340	$87,751		187,457	$(89	) (d)	$339,459

Composition of Net Assets:
Paid-in capital	$62,836	$81,577		$184,343	—		$328,756
Undistributed net investment income	0 (f)	403		239	(89	) (d)	$553
Accumulated net realized gain (loss)	(17)	921		(298)	—		$606
Unrealized appreciation on investments	1,521	4,850		3,173	—		$9,544

Net Assets	$64,340	$87,751		$187,457	$(89	) (d)	$339,459

Investor A
Net assets	$—	$35,175,106		$16,980,266	$686,611		$52,841,983
Shares outstanding	—	3,683,285		1,622,982	(255,605	) (e)	5,050,662

Net asset value per share (b)	$—	$9.55		$10.46			$10.46

Maximum sales charge		4.75%		3.25%			3.25%
Maximum offering price per share (c)		10.03		10.81			10.98

Investor B
Net assets	$—	$7,784,754		$6,763,651	$478,159		$15,026,564
Shares outstanding	—	815,437		645,942	(26,238	) (e)	1,435,141

Net asset value and offering price per share (b)	$—	$9.55		$10.47			$10.47

Investor C
Net assets	$—	$482,848		$8,243,245	$1,136,484		$9,862,577
Shares outstanding	—	50,633		786,301	103,883	(e)	940,817

Net asset value and offering price per share (b)	$—	$9.54		$10.48			$10.48

Primary A
Net assets	$—	$44,308,745		$155,469,793	$61,949,418		$261,727,956
Shares outstanding	—	4,639,679		14,849,405	5,509,143	(e)	24,998,227

Net asset value and offering price per share (b)	—	$9.55		$10.47			$10.47

Class A
Net assets	$705,642	$—		$—	$(705,642)		$—
Shares outstanding	69,090	—		—	(69,090)		—

Net asset value per share (b)	$10.21	$—		$—			$—

Maximum sales charge	4.75%
Maximum offering price per share (c)	10.72

Class B
Net assets	$482,587	$—		$—	$(482,587)		$—
Shares outstanding	47,253	—		—	(47,253)		—

Net asset value, offering and redemption price per share	$10.21	$—		$—			$—

Class C
Net assets	$1,137,494	$—		$—	$(1,137,494)		$—
Shares outstanding	111,372	—		—	(111,372)		—

Net asset value, offering and redemption price per share	$10.21	$—		$—			$—

Class Z
Net assets	$62,013,961	$—		$—	$(62,013,961)		$—
Shares outstanding	6,071,772	—		—	(6,071,772)		—

Net asset value, offering and redemption price per share	$10.21	$—		$—			$—

(a)	Class A, B, C and Z shares of Columbia FL Intermediate Fund and Investor A, B, C and Primary A shares of Nations FL Muni Fund are exchanged for new Class A, B, C and Z shares of Nations FL Intermediate Muni Fund, respectively based on the Net Asset Value per share of Nations FL Intermediate Muni Investor A,B,C and Primary Z shares, respectively at the time of the merger

(b)	Redemption price per share is equal to net assets value less any applicable contingent deferred sales charge.

(c)	On sales of $50,000 or more the offering price is reduced.

(d)	Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $42,704 and $46,308 to be borne by Columbia FL Intermediate Fund and Nations FL Muni Fund, respectively.

(e)	Reflects estimated shares issued to Target fund at the time of the merger.

(f)	Amount rounds to less than $500

Pro -forma Combining
Statement of Assets & Liabilities
As of March 31, 2005 (unaudited)

	Nations		Nations
	FL Muni		FL Inter. Muni
	Fund		Fund
				Pro Forma		Pro Forma
In Thousands	Target Fund		Acquiring Fund	Adjustments		Combined
Assets:
Investments, at cost	$80,862		$181,264	$—		$262,126
Affiliated Investments, at cost	$725		$725	$—		$1,450

Investments, at value	85,713		184,437	—		270,150
Affiliated Investments, at value	725		725	—		1,450
Cash	1		1	—		2
Receivable for:						—
Fund shares sold	1		62	—		63
Interest	1,701		3,342	—		5,043
Income Receivable	1		1	—		2
Futures variation margin	—			—		—
Dollar roll fee income	—		—	—		—
Expense reimbursement due from Investment Advisor	26		24	—		50
Deferred Trustees’ compensation plan	—		—	—		—
Other Assets	0	(f)	—	—		—

Total Assets	88,168		188,592	—		276,760

Liabilities:
Payable for:
Fund shares repurchased	30		403	—		433
Distributions Payable	218		503	—		721
Investment advisory fee	30		65	—		95
Administration fee	11		24	—		35
Transfer agent fee	—		—	—		—
Shareholder servicing and distribution fees payable	15		16	—		31
Trustees’ fees	65		66	—		131
Deferred compensation plan	—		—	—		—
Other liabilities	48		58	46	(d)	152

Total Liabilities	417		1,135	46		1,598

Net Assets	$87,751		187,457	$(46	) (d)	$275,162

Composition of Net Assets:
Paid-in capital	$81,577		$184,343	—		$265,920
Undistributed net investment income	403		239	(46	) (d)	$596
Accumulated net realized gain (loss)	921		(298)	—		$623
Unrealized appreciation on investments	4,850		3,173	—		$8,023

Net Assets	$87,751		$187,457	$(46	) (d)	$275,162

Investor A
Net assets	$35,175,106		$16,980,266	$(18,563)		$52,136,809
Shares outstanding	3,683,285		1,622,982	(322,239	) (e)	4,984,028

Net asset value per share (b)	$9.55		$10.46			$10.46

Maximum sales charge	4.75%		3.25%			3.25%
Maximum offering price per share (c)	10.03		10.81			10.98

Investor B
Net assets	$7,784,754		$6,763,651	$(4,108)		$14,544,297
Shares outstanding	815,437		645,942	(72,300	) (e)	1,389,079

Net asset value and offering price per share (b)	$9.55		$10.47			$10.47

Investor C
Net assets	$482,848		$8,243,245	$(255)		$8,725,838
Shares outstanding	50,633		786,301	(4,584	) (e)	832,350

Net asset value and offering price per share (b)	$9.54		$10.48			$10.48

Primary A
Net assets	$44,308,745		$155,469,793	$(23,382)		$199,755,156
Shares outstanding	4,639,679		14,849,405	(409,940	) (e)	19,079,144

Net asset value and offering price per share (b)	$9.55		$10.47			$10.47

Class A
Net assets	$—		$—	$—		$—
Shares outstanding	—		—	—		—

Net asset value per share (b)	$—		$—			$—

Maximum sales charge Maximum offering price per share (c)

Class B
Net assets	$—		$—	$—		$—
Shares outstanding	—		—	—		—

Net asset value, offering and redemption price per share	$—		$—			$—

Class C
Net assets	$—		$—	$—		$—
Shares outstanding	—		—	—		—

Net asset value, offering and redemption price per share	$—		$—			$—

Class Z
Net assets	$—		$—	$—		$—
Shares outstanding	—		—	—		—

Net asset value, offering and redemption price per share	$—		$—			$—

(a)	Investor A, B, C and Primary A shares of Nations FL Muni Fund are exchanged for new Class A, B, C and Z shares of Nations FL Intermediate Muni Fund, respectively based on the Net Asset Value per share of Nations FL Intermediate Muni Investor A,B,C and Primary Z shares, respectively at the time of the merger

(b)	Redemption price per share is equal to net assets value less any applicable contingent deferred sales charge.

(c)	On sales of $50,000 or more the offering price is reduced.

(d)	Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $46,308 to be borne by Nations FL Muni Fund, respectively.

(e)	Reflects estimated shares issued to Target fund at the time of the merger.

(f)	Amount rounds to less than $500

Pro -forma Combining
Statement of Assets & Liabilities
As of March 31, 2005 (unaudited)

	Columbia	Nations
	FL Interm. Muni Bond	FL Inter. Muni
	Fund	Fund
			Pro Forma		Pro Forma
In Thousands	Target Fund	Acquiring Fund	Adjustments		Combined
Assets:
Investments, at cost	$61,680	$181,264	$—		$242,944
Affiliated Investments, at cost	$—	$725	$—		$725

Investments, at value	63,200	184,437	—		247,637
Affiliated Investments, at value	300	725	—		1,025
Cash	42	1	—		43
Receivable for:					—
Fund shares sold	—	62	—		62
Interest	1,046	3,342	—		4,388
Income Receivable	—	1	—		1
Futures variation margin	—		—		—
Dollar roll fee income	—	—	—		—
Expense reimbursement due from Investment Advisor	—	24	—		24
Deferred Trustees’ compensation plan	4	—	—		4
Other Assets	—	—	—		—

Total Assets	64,592	188,592	—		253,184

Liabilities:
Payable for:
Fund shares repurchased	—	403	—		403
Distributions Payable	181	503	—		684
Investment advisory fee	27	65	—		92
Administration fee	4	24	—		28
Transfer agent fee	3	—	—		3
Shareholder servicing and distribution fees payable	1	16	—		17
Trustees’ fees	1	66	—		67
Deferred compensation plan	4	—	—		4
Other liabilities	31	58	43	(d)	132

Total Liabilities	252	1,135	43		1,430

Net Assets	$64,340	187,457	$(43)	(d)	$251,754

Composition of Net Assets:
Paid-in capital	$62,836	$184,343	—		$247,179
Undistributed net investment income	0 (f)	239	(43)	(d)	$196
Accumulated net realized gain (loss)	(17)	(298)	—		$(315)
Unrealized appreciation on investments	1,521	3,173	—		$4,694

Net Assets	$64,340	$187,457	$(43)	(d)	$251,754

Investor A
Net assets	$—	$16,980,266	$705,174		$17,685,440
Shares outstanding	—	1,622,982	67,416	(e)	1,690,398

Net asset value per share (b)	$—	$10.46			$10.46

Maximum sales charge		3.25%			3.25%
Maximum offering price per share (c)		10.81			10.98

Investor B
Net assets	$—	$6,763,651	$482,267		$7,245,918
Shares outstanding	—	645,942	46,062	(e)	692,004

Net asset value and offering price per share (b)	$—	$10.47			$10.47

Investor C
Net assets	$—	$8,243,245	$1,136,739		$9,379,984
Shares outstanding	—	786,301	108,467	(e)	894,768

Net asset value and offering price per share (b)	$—	$10.48			$10.48

Primary A
Net assets	$—	$155,469,793	$61,972,800		$217,442,593
Shares outstanding	—	14,849,405	5,919,083	(e)	20,768,488

Net asset value and offering price per share (b)	—	$10.47			$10.47

Class A
Net assets	$705,642	$—	$(705,642)		$—
Shares outstanding	69,090	—	(69,090)		—

Net asset value per share (b)	$10.21	$—			$—

Maximum sales charge	4.75%
Maximum offering price per share (c)	10.72

Class B
Net assets	$482,587	$—	$(482,587)		$—
Shares outstanding	47,253	—	(47,253)		—

Net asset value, offering and redemption price per share	$10.21	$—			$—

Class C
Net assets	$1,137,494	$—	$(1,137,494)		$—
Shares outstanding	111,372	—	(111,372)		—

Net asset value, offering and redemption price per share	$10.21	$—			$—

Class Z
Net assets	$62,013,961	$—	$(62,013,961)		$—
Shares outstanding	6,071,772	—	(6,071,772)		—

Net asset value, offering and redemption price per share	$10.21	$—			$—

(a)	Class A, B, C and Z shares of Columbia FL Intermediate Fund are exchanged for new Class A, B, C and Z shares of Nations FL Intermediate Muni Fund, respectively based on the Net Asset Value per share of Nations FL Intermediate Muni Investor A,B,C and Primary Z shares, respectively at the time of the merger

(b)	Redemption price per share is equal to net assets value less any applicable contingent deferred sales charge.

(c)	On sales of $50,000 or more the offering price is reduced.

(d)	Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $42,704 to be borne by Columbia FL Intermediate Fund, respectively.

(e)	Reflects estimated shares issued to Target fund at the time of the merger.

(f)	Amount rounds to less than $500

Pro- forma Combining
Statement of Operations
For the Twelve Months Ended March 31, 2005 (Unaudited)

	Columbia	Nations	Nations
	FL Interm. Muni Bond	FL Muni	FL Inter. Muni
	Fund	Fund	Fund
					Pro Forma	Pro Forma
In Thousands	Target Fund	Target Fund	Acquiring Fund		Adjustments	Combined
Investment Income:
Interest	$2,795	$4,634	$8,482		$—	$15,911
Dividend	13	10	47		—	$70
Dollar roll fee income	—	—	—			$—
Foreign taxes withheld	—	—	—		—	$—
Other income	(4)					$(4)

Total Investment Income	2,804	4,644	8,529		—	15,977

Expenses:
Investment advisory fee	358	449	838		(149)	1,496	(f)
Administration fee	46	190	415		(90)	561	(f)
Distribution fee:						—
Class B	4	68	56		—	128	(a)
Class C	12	4	67		—	83	(a)
Service fee:
Class A	6	92	41		—	139	(a)
Class B	1	23	19		—	43	(a)
Class C	4	2	23		—	29	(a)
Transfer agent fee:	10	22	48		(26)	54	(g)
Pricing and bookkeeping fees	37	—	—		66	103	(e)
Trustees’ fees	8	28	28		(12)	52	(b)
Printing fees	2	14	16		(2)	30	(b)
Custody fee	7	7	13		—	27
Legal and Audit Fees	27	127	119		(40)	233	(b)
Registration fees	49	4	—	(c)	(50)	3	(b)
Non-Recurring Costs (see Note 6)	3	—	—		—	3
Other expenses	13	18	28		—	59

Total Operating Expenses	587	1,048	1,711		(303)	3,043
Interest expense	—	1	1			2

Total Expenses	587	1,049	1,712		(303)	3,045
Fees and expenses waived or reimbursed by Investment Advisor	—	(283)	(456)		(7)	(746)	(h)
Fees waived by Distributor — Class C	(6)	—	—		—	(6)	(d)
Non-recurring costs assumed by Investment Advisor (see Note 6)	(3)	—	—		—	(3)

Net Expenses	578	766	1,256		(310)	2,290

Net Investment Income	2,226	3,878	7,273		310	13,687

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	71	1,254	(209)		—	1,116
Net change in unrealized appreciation/depreciation on investments	(2,308)	(4,916)	(7,566)		—	(14,790)

Net	(2,237)	(3,662)	(7,775)			(13,674)

Net Increase in Net Assets from Operations	$(11)	$216	$(502)		$310	13

(a)	Based on the contract in effect for Nations FL Intermediate Muni Fund, the surviving fund.

(b)	Reflects elimination of duplicate expenses achieved as a result of merging funds.

(c)	Amount rounds to less than $500.

(d)	Based on voluntary fee waiver currently in effect for Columbia FL Intermediate Fund, the Target Fund.

(e)	Based on new pricing and bookkeeping agreement

(f)	Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 6 of the notes to the financial statements.

(g)	Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.

(h)	Based on contractual expense cap for the Nations FL Intermediate Muni Fund, the surviving fund.

Pro- forma Combining
Statement of Operations
For the Twelve Months Ended March 31, 2005 (Unaudited)

	Nations	Nations
	FL Muni	FL Inter. Muni
	Fund	Fund
				Pro Forma	Pro Forma
In Thousands	Target Fund	Acquiring Fund		Adjustments	Combined
Investment Income:
Interest	$4,634	$8,482		$—	$13,116
Dividend from affiliates	10	47		—	$57
Dollar roll fee income	—	—			$—
Dividend	—	—		—	$—
Foreign taxes withheld	—	—		—	$—
Other income					$—

Total Investment Income	4,644	8,529		—	13,173

Expenses:
Investment advisory fee	449	838		(66)	1,221	(e)
Administration fee	190	415		(147)	458	(e)
Distribution fee:					—
Class B	68	56		—	124	(a)
Class C	4	67		—	71	(a)
Service fee:
Class A	92	41		—	133	(a)
Class B	23	19		—	42	(a)
Class C	2	23		—	25	(a)
Transfer agent fee:	22	48		(25)	45	(f)
Pricing and bookkeeping fees	—	—		84	84	(d)
Trustees’ fees	28	28		(10)	46	(b)
Printing fees	14	16		(3)	27	(b)
Custody fee	7	13		—	20
Legal and Audit Fees	127	119		(12)	234	(b)
Registration fees	4	—	(c)	(1)	3	(b)
Non-Recurring Costs (see Note 6)	—	—		—	—
Other expenses	18	28		—	46

Total Operating Expenses	1,048	1,711		(180)	2,579
Interest expense	1	1			2

Total Expenses	1,049	1,712		(180)	2,581
Fees and expenses waived or reimbursed by Investment Advisor	(283)	(456)		82	(657)	(g)
Fees waived by Distributor — Class C	—	—		—	—
Non-recurring costs assumed by Investment Advisor (see Note 6)	—	—		—	—

Net Expenses	766	1,256		(98)	1,924

Net Investment Income	3,878	7,273		98	11,249

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	1,254	(209)		—	1,045
Net change in unrealized appreciation/depreciation on investments	(4,916)	(7,566)		—	(12,482)

Net	(3,662)	(7,775)			(11,437)

Net Increase in Net Assets from Operations	$216	$(502)		$98	(188)

(a)	Based on the contract in effect for Nations FL Intermediate Muni Fund, the surviving fund.

(b)	Reflects elimination of duplicate expenses achieved as a result of merging funds.

(c)	Amount rounds to less than $500.

(d)	Based on new pricing and bookkeeping agreement

(e)	Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 6 of the notes to the financial statements.

(f)	Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.

(g)	Based on contractual expense cap for the Nations FL Intermediate Muni Fund, the surviving fund.

Pro- forma Combining
Statement of Operations
For the Twelve Months Ended March 31, 2005 (Unaudited)

	Columbia	Nations
	FL Interm. Muni Bond	FL Inter. Muni
	Fund	Fund
				Pro Forma	Pro Forma
In Thousands	Target Fund	Acquiring Fund		Adjustments	Combined
Investment Income:
Interest	$2,795	$8,482		$—	$11,277
Dividend	13	47		—	$60
Dollar roll fee income	—	—			$—
Foreign taxes withheld	—	—		—	$—
Other income	(4)				$(4)

Total Investment Income	2,804	8,529		—	11,333

Expenses:
Investment advisory fee	358	838		(84)	1,112	(f)
Administration fee	46	415		(44)	417	(f)
Distribution fee:					—
Class B	4	56		—	60	(a)
Class C	12	67		—	79	(a)
Service fee:
Class A	6	41		—	47	(a)
Class B	1	19		—	20	(a)
Class C	4	23		—	27	(a)
Transfer agent fee:	10	48		(27)	31	(g)
Pricing and bookkeeping fees	37	—		51	88	(e)
Trustees’ fees	8	28		(3)	33	(b)
Printing fees	2	16		(1)	17	(b)
Custody fee	7	13		—	20
Legal and Audit Fees	27	119		(9)	137	(b)
Registration fees	49	—	(c)	(46)	3	(b)
Non-Recurring Costs (see Note 6)	3	—		—	3
Other expenses	13	28		—	41

Total Operating Expenses	587	1,711		(163)	2,135
Interest expense	—	1			1

Total Expenses	587	1,712		(163)	2,136
Fees and expenses waived or reimbursed by Investment Advisor	—	(456)		(53)	(509)	(h)
Fees waived by Distributor — Class C	(6)	—		1	(5)	(d)
Non-recurring costs assumed by Investment Advisor (see Note 6)	(3)	—		—	(3)

Net Expenses	578	1,256		(215)	1,619

Net Investment Income	2,226	7,273		215	9,714

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	71	(209)		—	(138)
Net change in unrealized appreciation/depreciation on investments	(2,308)	(7,566)		—	(9,874)

Net	(2,237)	(7,775)			(10,012)

Net Increase in Net Assets from Operations	$(11)	$(502)		$215	(298)

(a)	Based on the contract in effect for Nations FL Intermediate Muni Fund, the surviving fund.

(b)	Reflects elimination of duplicate expenses achieved as a result of merging funds.

(c)	Amount rounds to less than $500.

(d)	Based on voluntary fee waiver currently in effect for Columbia FL Intermediate Fund, the Target Fund.

(e)	Based on new pricing and bookkeeping agreement

(f)	Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 6 of the notes to the financial statements.

(g)	Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.

(h)	Based on contractual expense cap for the Nations FL Intermediate Muni Fund, the surviving fund.

NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
AND
COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS

Notes to Financial Statements
March 31, 2005
(unaudited)

Note 1. Organization

Nations Florida Intermediate Municipal Bond Fund (the “Acquiring Fund”), a series of Nations Funds Trust (the “Trust”), is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Columbia Florida Intermediate Municipal Bond Fund (“Target Fund”), a series of Columbia Funds Trust V, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Acquiring Fund seeks high current income exempt from federal income and Florida state intangibles taxes consistent with moderate fluctuations in principal. The Target Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from the personal income tax of Florida, as is consistent with relative stability of principal.

Fund Shares

The Acquiring Fund and the Target Fund each may issue an unlimited number of shares. The Acquiring Fund offers four classes of shares: Primary A, Investor A, Investor B and Investor C shares. The Target Fund also offers four classes of shares: Class A, Class B, Class C, and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Fund by the Acquiring Fund as if such merger had occurred on April 1, 2005. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolio and Pro Forma Statement of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of March 31, 2005. The Pro Forma Statement of Operations of the Target Fund and Acquiring Fund has been combined to reflect twelve months ended March 31, 2005. Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the Target Fund as of March 31, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included within their respective annual shareholder reports dated March 31, 2005 and October 31, 2004 for the Acquiring Fund and the Target Fund, respectively, as well as the semi-annual shareholder reports dated September 30, 2004 and April 30, 2004 for the Acquiring Fund and the Target Fund, respectively.

Note 3. Significant Accounting Policies

Security Valuation

The Acquiring Fund and the Target Fund use the identical policy for security valuation. Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities may be valued based upon quotes provided by one or more principal market makers.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Fees and Compensations Paid to Affiliates

Investment Advisory Fee

BACAP, a wholly-owned subsidiary of Bank of America, N.A. (‘‘Bank of America’’), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, is the investment advisor to the Acquiring Fund. Effective December 1, 2004, BACAP is entitled to receive an investment advisory fee, calculated daily and payable monthly, based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.40%
$500 million to $1 billion	0.35%
$1 billion to $1.5 billion	0.32%
$1.5 billion to $3 billion	0.29%
$3 billion to $6 million	0.28%
Over $6 billion	0.27%

Prior to December 1, 2004, BACAP received a monthly investment advisory fee at the annual rate of 0.40% of the Fund’s average daily net assets. For the year ended March 31, 2005, the Fund’s effective investment advisory fee rate was 0.40%.

Administration Fee

BACAP Distributors, LLC (‘‘BACAP Distributors’’), a wholly-owned subsidiary of Bank of America, provides administrative and other services to the Fund. Effective December 1, 2004, BACAP Distributors is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.15% of the Fund’s average daily net assets. Prior to December 1, 2004, BACAP Distributors received a monthly administration fee at the annual rate of 0.22% of the Fund’s average daily net assets. For the year ended March 31, 2005, the Fund’s effective administration fee rate was 0.20%.

Transfer Agent Fee

PFPC Inc. serves as the transfer agent for the Fund’s shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Fund. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Fund. For the year ended March 31, 2005, Bank of America earned $6,000 in sub-transfer agent fees from the Fund for providing such services. This amount is included in ‘‘Transfer agent fees’’ in the Fund’s Statement of Operations.

Underwriting Discounts, Service and Distribution Fees

BACAP Distributors serves as the distributor of the Fund’s shares. For the year ended March 31, 2005, the Distributor has retained net underwriting discounts of $7,000 on sales of the Fund’s Investor A shares and received net CDSC fees of $1,000, $11,000 and $500 on Investor A, Investor B and Investor C share redemptions, respectively.

The Fund has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C shares of the Fund and a combined distribution and shareholder servicing plan for Investor A Shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the year ended March 31, 2005, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

	Current	Plan
	Rate	Limit
Investor A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Investor B and Investor C Shareholder Servicing Plans	0.25%	0.25%
Investor B and Investor C Distribution Plans	0.75%	0.75%

Fees Paid to Officers and Trustees

With the exception of one officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Fund for serving as Trustee or Officer of the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund’s fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund’s assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in ‘‘Trustees’ fees and expenses’’ in the Statement of operations. The liability for the deferred compensation plan is included in ‘‘Accrued Trustees’ fees and expenses’’ in the Statement of assets and liabilities.

Other

The Fund has made daily investments of cash balances in Nations Tax-Exempt Reserves, another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Fund from such investments is included in its Statement of Operations as ‘‘Dividend income from affiliated funds.’’ BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Tax-Exempt Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Fund. For the year ended March 31, 2005, BACAP and BACAP Distributors earned $4,000 of investment advisory Fees and $2,000 of administration fees, respectively, related to investments in affiliated funds.

A significant portion of the Fund’s Primary A shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

Expense Limits and Fee Reimbursements

BACAP and/or its affiliates have agreed to waive fees and reimburse the Fund through July 31, 2005 for certain expenses to the extent that total expenses (exclusive of interest expense, shareholder servicing and distribution fees) exceed 0.50% annually of the Fund’s average daily net assets.

BACAP is entitled to recover from the Fund any fees waived or expenses reimbursed by BACAP during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

As of March 31, 2005, the amounts potentially recoverable by BACAP and/or BACAP Distributors pursuant to this arrangement within one year, two years and three years are $494,942, $486,395 and $456,315, respectively.

Note 5. Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of March 31, 2005. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at March 31, 2005.

	Shares of	Additional Shares	Total Shares
	Acquiring Fund	Assumed Issued	Outstanding
Class of Shares	Pre-Combination	with Merger	Post Combination

Primary A	14,849,405	5,919,083	20,768,488
Investor A	1,622,982	67,416	1,690,398
Investor B	645,942	46,062	692,004
Investor C	786,301	108,467	894,768

Note 6. Contingencies and Other Events

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the ‘‘NYAG Settlement’’) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the ‘‘SEC’’) (the ‘‘SEC Order’’). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (‘‘BAS’’) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. — the investment advisor to and distributor of the Columbia Funds, respectively, — to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Nations Funds and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Nations Funds or their shareholders cannot currently be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively ‘‘BAC’’), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ‘‘MDL’’). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

For the fiscal year ended March 31, 2005, Bank of America Corporation has assumed $6.7 million of legal, shareholder communications, audit related, transfer agent, consulting and Trustee costs and fees incurred by the Funds impacted in connection with the regulatory and civil litigation matters discussed above. These non-recurring costs were allocated to the Funds based on their respective average nets assets for the year ended March 31, 2005. These non-recurring costs on a per Fund basis are shown in that Fund’s respective Statement of operations. Because these costs were borne by Bank of America Corporation and not any Fund, an offsetting waiver of these costs is also presented in each respective Fund’s Statement of operations as, ‘‘Costs assumed by Bank of America Corporation’’. The impact to the expense ratio of each impacted Fund is reflected in the Fund’s Financial highlights.

NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
AND
NATIONS FLORIDA MUNICIPAL BOND FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS
Notes to Financial Statements
March 31, 2005
(unaudited)

Note 1. Organization

Nations Florida Intermediate Municipal Bond Fund (the “Acquiring Fund”) and Nations Florida Municipal Bond Fund (the “Target Fund”), each a series of Nations Funds Trust (the “Trust”), are each a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Acquiring Fund seeks high current income exempt from federal income and Florida state intangibles taxes consistent with moderate fluctuations in principal. The Target Fund seeks as high current income exempt from federal income tax and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term municipal securities.

Fund Shares

The Acquiring Fund and the Target Fund each may issue an unlimited number of shares and each offers four classes of shares: Primary A, Investor A, Investor B and Investor C shares. Each share class has its own expense structure.

Note 2. Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Fund by the Acquiring Fund as if such merger had occurred on April 1, 2005. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolio and Pro Forma Statement of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of March 31, 2005. The Pro Forma Statement of Operations of the Target Fund and Acquiring Fund has been combined to reflect twelve months ended March 31, 2005. Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the Target Fund as of March 31, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included within their respective annual shareholder reports dated March 31, 2005, as well as the semi-annual shareholder reports dated September 30, 2004.

Note 3. Significant Accounting Policies

Security Valuation

The Acquiring Fund and the Target Fund use the identical policy for security valuation. Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities may be valued based upon quotes provided by one or more principal market makers.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Fees and Compensations Paid to Affiliates

Investment Advisory Fee

BACAP, a wholly-owned subsidiary of Bank of America, N.A. (‘‘Bank of America’’), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, is the investment advisor to the Acquiring Fund. Effective December 1, 2004, BACAP is entitled to receive an investment advisory fee, calculated daily and payable monthly, based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.40%
$500 million to $1 billion	0.35%
$1 billion to $1.5 billion	0.32%
$1.5 billion to $3 billion	0.29%
$3 billion to $6 million	0.28%
Over $6 billion	0.27%

Prior to December 1, 2004, BACAP received a monthly investment advisory fee at the annual rate of 0.40% of the Fund’s average daily net assets. For the year ended March 31, 2005, the Fund’s effective investment advisory fee rate was 0.40%.

Administration Fee

BACAP Distributors, LLC (‘‘BACAP Distributors’’), a wholly-owned subsidiary of Bank of America, provides administrative and other services to the Fund. Effective December 1, 2004, BACAP Distributors is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.15% of the Fund’s average daily net assets. Prior to December 1, 2004, BACAP Distributors received a monthly administration fee at the annual rate of 0.22% of the Fund’s average daily net assets. For the year ended March 31, 2005, the Fund’s effective administration fee rate was 0.20%.

Transfer Agent Fee

PFPC Inc. serves as the transfer agent for the Fund’s shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Fund. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Fund. For the year ended March 31, 2005, Bank of America earned $6,000 in sub-transfer agent fees from the Fund for providing such services. This amount is included in ‘‘Transfer agent fees’’ in the Fund’s Statement of Operations.

Underwriting Discounts, Service and Distribution Fees

BACAP Distributors serves as the distributor of the Fund’s shares. For the year ended March 31, 2005, the Distributor has retained net underwriting discounts of $7,000 on sales of the Fund’s Investor A shares and received net CDSC fees of $1,000, $11,000 and $500 on Investor A, Investor B and Investor C share redemptions, respectively.

The Fund has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C shares of the Fund and a combined distribution and shareholder servicing plan for Investor A Shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the year ended March 31, 2005, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

	Current	Plan
	Rate	Limit
Investor A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Investor B and Investor C Shareholder Servicing Plans	0.25%	0.25%
Investor B and Investor C Distribution Plans	0.75%	0.75%

Fees Paid to Officers and Trustees

With the exception of one officer, no officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Fund for serving as Trustee or Officer of the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund’s fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund’s assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in ‘‘Trustees’ fees and expenses’’ in the Statement of operations. The liability for the deferred compensation plan is included in ‘‘Accrued Trustees’ fees and expenses’’ in the Statement of assets and liabilities.

Other

The Fund has made daily investments of cash balances in Nations Tax-Exempt Reserves, another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Fund from such investments is included in its Statement of Operations as ‘‘Dividend income from affiliated funds.’’ BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Tax-Exempt Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Fund. For the year ended March 31, 2005, BACAP and BACAP Distributors earned $4,000 of investment advisory Fees and $2,000 of administration fees, respectively, related to investments in affiliated funds.

A significant portion of the Fund’s Primary A shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

Expense Limits and Fee Reimbursements

BACAP and/or its affiliates have agreed to waive fees and reimburse the Fund through July 31, 2005 for certain expenses to the extent that total expenses (exclusive of interest expense, shareholder servicing and distribution fees) exceed 0.50% annually of the Fund’s average daily net assets.

BACAP is entitled to recover from the Fund any fees waived or expenses reimbursed by BACAP during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

As of March 31, 2005, the amounts potentially recoverable by BACAP and/or BACAP Distributors pursuant to this arrangement within one year, two years and three years are $494,942, $486,395 and $456,315, respectively.

Note 5. Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of March 31, 2005. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at March 31, 2005.

	Shares of	Additional Shares	Total Shares
	Acquiring Fund	Assumed Issued	Outstanding
Class of Shares	Pre-Combination	with Merger	Post Combination

Primary A	14,849,405	4,229,739	19,079,144
Investor A	1,622,982	3,361,046	4,984,028
Investor B	645,942	743,137	1,389,079
Investor C	786,301	46,049	832,350

Note 6. Contingencies and Other Events

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the ‘‘NYAG Settlement’’) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the ‘‘SEC’’) (the ‘‘SEC Order’’). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (‘‘BAS’’) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. — the investment advisor to and distributor of the Columbia Funds, respectively, — to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Nations Funds and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Nations Funds or their shareholders cannot currently be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively ‘‘BAC’’), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ‘‘MDL’’). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

For the fiscal year ended March 31, 2005, Bank of America Corporation has assumed $6.7 million of legal, shareholder communications, audit related, transfer agent, consulting and Trustee costs and fees incurred by the Funds impacted in connection with the regulatory and civil litigation matters discussed above. These non-recurring costs were allocated to the Funds based on their respective average nets assets for the year ended March 31, 2005. These non-recurring costs on a per Fund basis are shown in that Fund’s respective Statement of operations. Because these costs were borne by Bank of America Corporation and not any Fund, an offsetting waiver of these costs is also presented in each respective Fund’s Statement of operations as, ‘‘Costs assumed by Bank of America Corporation’’. The impact to the expense ratio of each impacted Fund is reflected in the Fund’s Financial highlights.

NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND,
COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
AND
NATIONS FLORIDA MUNICIPAL BOND FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS
Notes to Financial Statements
March 31, 2005
(unaudited)

Note 1. Organization

Nations Florida Intermediate Municipal Bond Fund (the “Acquiring Fund”), a series of Nations Funds Trust (the “Trust”), is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Columbia Florida Intermediate Municipal Bond Fund and Nations Florida Municipal Bond Fund (collectively the “Target Funds”), are each registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Acquiring Fund seeks high current income exempt from federal income and Florida state intangibles taxes consistent with moderate fluctuations in principal. Columbia Florida Intermediate Municipal Bond Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from the personal income tax of Florida, as is consistent with relative stability of principal. Nations Florida Municipal Bond Fund seeks as high current income exempt from federal income tax and the Florida state intangibles taxes with the potential for principal fluctuation associated with investments in long-term municipal securities.

Fund Shares

The Acquiring Fund and the Target Funds each may issue an unlimited number of shares. The Acquiring Fund and Nations Florida Municipal Bond Fund each offer four classes of shares: Primary A, Investor A, Investor B and Investor C shares. Columbia Florida Intermediate Municipal Bond Fund also offers four classes of shares: Class A, Class B, Class C, and Class Z shares. Each share class has its own expense structure.

Note 2. Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Funds by the Acquiring Fund as if such merger had occurred on April 1, 2005. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Target Funds and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Funds into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolio and Pro Forma Statement of Assets and Liabilities of the Targets Fund and Acquiring Fund have been combined to reflect balances as of March 31, 2005. The Pro Forma Statement of Operations of the Targets Fund and Acquiring Fund has been combined to reflect twelve months ended March 31, 2005. Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the

Target Funds as of March 31, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Funds included within their respective annual and semi-annual shareholder reports. The annual shareholder reports are dated March 31, 2005 for the Acquiring Fund and Nations Florida Municipal Bond Fund and October 31, 2004 for Columbia Florida Intermediate Municipal Bond Fund. The semi-annual shareholder reports are dated September 30, 2004 for the Acquiring Fund and Nations Florida Municipal Bond Fund and April 30, 2004 for Columbia Florida Intermediate Municipal Bond Fund.

Note 3. Significant Accounting Policies

Security Valuation

The Acquiring Fund and the Target Fund use the identical policy for security valuation. Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities may be valued based upon quotes provided by one or more principal market makers.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Fees and Compensations Paid to Affiliates

Investment Advisory Fee

BACAP, a wholly-owned subsidiary of Bank of America, N.A. (‘‘Bank of America’’), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, is the investment advisor to the Acquiring Fund. Effective December 1, 2004, BACAP is entitled to receive an investment advisory fee, calculated daily and payable monthly, based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.40%
$500 million to $1 billion	0.35%
$1 billion to $1.5 billion	0.32%
$1.5 billion to $3 billion	0.29%
$3 billion to $6 million	0.28%
Over $6 billion	0.27%

Prior to December 1, 2004, BACAP received a monthly investment advisory fee at the annual rate of 0.40% of the Fund’s average daily net assets. For the year ended March 31, 2005, the Fund’s effective investment advisory fee rate was 0.40%.

Administration Fee

BACAP Distributors, LLC (‘‘BACAP Distributors’’), a wholly-owned subsidiary of Bank of America, provides administrative and other services to the Fund. Effective December 1, 2004, BACAP Distributors is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.15% of the Fund’s average daily net assets. Prior to December 1, 2004, BACAP Distributors received a monthly administration fee at the annual rate of 0.22% of the Fund’s average daily net assets. For the year ended March 31, 2005, the Fund’s effective administration fee rate was 0.20%.

Transfer Agent Fee

PFPC Inc. serves as the transfer agent for the Fund’s shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Fund. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Fund. For the year ended March 31, 2005, Bank of America earned $6,000 in sub-transfer agent fees from the Fund for providing such services. This amount is included in ‘‘Transfer agent fees’’ in the Fund’s Statement of Operations.

Underwriting Discounts, Service and Distribution Fees

BACAP Distributors serves as the distributor of the Fund’s shares. For the year ended March 31, 2005, the Distributor has retained net underwriting discounts of $7,000 on sales of the Fund’s Investor A shares and received net CDSC fees of $1,000, $11,000 and $500 on Investor A, Investor B and Investor C share redemptions, respectively.

The Fund has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C shares of the Fund and a combined distribution and shareholder servicing plan for Investor A Shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the year ended March 31, 2005, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

	Current	Plan
	Rate	Limit
Investor A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Investor B and Investor C Shareholder Servicing Plans	0.25%	0.25%
Investor B and Investor C Distribution Plans	0.75%	0.75%

Fees Paid to Officers and Trustees

With the exception of one officer, no officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Fund for serving as Trustee or Officer of the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund’s fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund’s assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in ‘‘Trustees’ fees and expenses’’ in the Statement of operations. The liability for the deferred compensation plan is included in ‘‘Accrued Trustees’ fees and expenses’’ in the Statement of assets and liabilities.

Other

The Fund has made daily investments of cash balances in Nations Tax-Exempt Reserves, another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Fund from such investments is included in its Statement of Operations as ‘‘Dividend income from affiliated funds.’’ BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Tax Exempt Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Fund. For the year ended March 31, 2005, BACAP and BACAP Distributors earned $4,000 of investment advisory Fees and $2,000 of administration fees, respectively, related to investments in affiliated funds.

A significant portion of the Fund’s Primary A shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

Expense Limits and Fee Reimbursements

BACAP and/or its affiliates have agreed to waive fees and reimburse the Fund through July 31, 2005 for certain expenses to the extent that total expenses (exclusive of interest expense, shareholder servicing and distribution fees) exceed 0.50% annually of the Fund’s average daily net assets.

BACAP is entitled to recover from the Fund any fees waived or expenses reimbursed by BACAP during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

As of March 31, 2005, the amounts potentially recoverable by BACAP and/or BACAP Distributors pursuant to this arrangement within one year, two years and three years are $494,942, $486,395 and $456,315, respectively.

Note 5. Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of March 31, 2005. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at March 31, 2005.

	Shares of	Additional Shares	Total Shares
	Acquiring Fund	Assumed Issued	Outstanding
Class of Shares	Pre-Combination	with Merger	Post Combination

Primary A	14,849,405	10,156,684	25,006,089
Investor A	1,622,982	3,427,680	5,050,662
Investor B	645,942	789,199	1,435,141
Investor C	786,301	154,516	940,817

Note 6. Contingencies and Other Events

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the ‘‘NYAG Settlement’’) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the ‘‘SEC’’) (the ‘‘SEC Order’’). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (‘‘BAS’’) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. — the investment advisor to and distributor of the Columbia Funds, respectively, — to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Nations Funds and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Nations Funds or their shareholders cannot currently be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively ‘‘BAC’’), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ‘‘MDL’’). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

For the fiscal year ended March 31, 2005, Bank of America Corporation has assumed $6.7 million of legal, shareholder communications, audit related, transfer agent, consulting and Trustee costs and fees incurred by the Funds impacted in connection with the regulatory and civil litigation matters discussed above. These non-recurring costs were allocated to the Funds based on their respective average nets assets for the year ended March 31, 2005. These non-recurring costs on a per Fund basis are shown in that Fund’s respective Statement of operations. Because these costs were borne by Bank of America Corporation and not any Fund, an offsetting waiver of these costs is also presented in each respective Fund’s Statement of operations as, ‘‘Costs assumed by Bank of America Corporation’’. The impact to the expense ratio of each impacted Fund is reflected in the Fund’s Financial highlights.

Pro forma Combining
Portfolio of Investments
As of 3/31/05

							Columbia Fixed Income Securities Fund		Nations Bond Fund
							Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
			Rate (%)	Maturity			Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
CORPORATE NOTES AND BONDS						26.2%
BASIC MATERIALS						1.2%
Chemicals						0.6%
Airgas, Inc.			9.125	10/01/2011			$140,000	$152,250	$—	$—	—	$140,000	$152,250
Dow Chemical Co.			6.125	2/1/2011			—	—	1,994,000	2,134,096	—	1,994,000	2,134,096
Dow Chemical Co.			7.375	11/1/2029			—	—	2,716,000	3,309,231	—	2,716,000	3,309,231
Eastman Chemical Co			3.250	6/15/2008			—	—	1,218,000	1,167,018	—	1,218,000	1,167,018
Eastman Chemical Co			6.300	11/15/2018			—	—	2,428,000	2,592,987	—	2,428,000	2,592,987
EI Du Pont de Nemours & Co			3.375	11/15/2007			—	—	2,108,000	2,060,001	—	2,108,000	2,060,001
Equistar Chemicals LP			10.125	9/1/2008			25,000	27,500	—	—	—	25,000	27,500
Equistar Chemicals LP			10.625	5/1/2011			100,000	112,750	700,000	785,750	—	800,000	898,500
Ethyl Corp.			8.875	5/1/2010			50,000	53,500	—	—	—	50,000	53,500
Huntsman International LLC	(a	)(b)	7.375	1/1/2015			—	—	190,000	189,050	—	190,000	189,050
MacDermid, Inc.			9.125	7/15/2011			115,000	124,631	—	—	—	115,000	124,631
Nalco Co.			7.750	11/15/2011			75,000	78,375	—	—	—	75,000	78,375
Praxair Inc			4.750	7/15/2007			—	—	1,989,000	2,004,341	—	1,989,000	2,004,341
Praxair Inc			6.500	3/1/2008			—	—	2,325,000	2,442,015	—	2,325,000	2,442,015
Rhodia SA	(b	)	8.875	6/1/2011			—	—	410,000	398,725	—	410,000	398,725

Chemicals Total								549,006		17,083,215			17,632,222

Forest Products and Paper						0.4%
Abitibi-Consolidated, Inc.			8.375	4/1/2015			—	—	210,000	204,225	—	210,000	204,225
Boise Cascade LLC			7.125	10/15/2014			200,000	203,500	—	—	—	200,000	203,500
Fraser Papers, Inc.			8.750	3/15/2015			—	—	230,000	216,200	—	230,000	216,200
International Paper Co			4.250	1/15/2009			510,000	500,738	2,317,000	2,285,537	—	2,827,000	2,786,276
JSG Holdings PLC	(a	)(b)	11.500	10/1/2015	EUR		—	—	865,000	1,045,503	—	865,000	1,045,503
MeadWestvaco Corp			6.850	4/1/2012	$		—	—	1,705,000	1,901,593	—	1,705,000	1,901,593
Newark Group, Inc.			9.750	3/15/2014			—	—	320,000	324,800	—	320,000	324,800
Norske Skog Canada			8.625	6/15/2011			—	—	245,000	253,575	—	245,000	253,575
Tembec Industries, Inc.			8.500	2/1/2011			—	—	200,000	189,500	—	200,000	189,500
Westvaco Corp			8.200	1/15/2030			—	—	2,710,000	3,423,814	—	2,710,000	3,423,814

Forest Products and Paper Total								704,238		9,844,748			10,548,987

Iron/Steel						0.0%
Russel Metals, Inc.			6.375	3/1/2014			135,000	131,625	—	—	—	135,000	131,625
Wise Metals Group LLC	(b	)	10.250	5/15/2012			—	—	500,000	505,000	—	500,000	505,000

Iron/Steel Total								131,625		505,000			636,625

Metals and Mining						0.2%
Alcan, Inc.			7.250	3/15/2031			1,000,000	1,215,520	—	—	—	1,000,000	1,215,520
Alcoa, Inc.			7.375	8/1/2010			—	—	3,385,000	3,806,094	—	3,385,000	3,806,094
CODELCO, Inc.	(a	)	5.500	10/15/2013			—	—	1,683,000	1,700,533	—	1,683,000	1,700,533
Hudson Bay Mining and Smelting Co., Ltd.	(a	)	9.625	1/15/2012			—	—	130,000	130,000	—	130,000	130,000

Metals and Mining Total								1,215,520		5,636,627			6,852,147

TOTAL BASIC MATERIALS								2,600,390		33,069,591			35,669,981

COMMUNICATIONS						3.7%
Advertising						0.1%
Advanstar Communications, Inc.			12.000	2/15/2011			—	—	1,200,000	1,287,000	—	1,200,000	1,287,000
WDAC Subsidiary Corp.	(a	)(b)	8.375	12/1/2014			—	—	500,000	465,000	—	500,000	465,000

						Columbia Fixed Income Securities Fund		Nations Bond Fund
						Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
			Rate (%)	Maturity		Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
Advertising Total							—		1,752,000			1,752,000

Media					1.7%
CBD Media Holdings LLC, Inc.			9.250	7/15/2012		—	—	400,000	408,000	—	400,000	408,000
Charter Communications LLC	(c	)	9.920	4/1/2011		—	—	1,275,000	978,563	—	1,275,000	978,563
Comcast Cable Communications			7.125	6/15/2013		—	—	1,550,000	1,724,350	—	1,550,000	1,724,350
Comcast Corp.			7.050	3/15/2033		870,000	973,130	4,000,000	4,473,960	—	4,870,000	5,447,090
CSC Holdings, Inc.	(a	)	6.750	4/15/2012		—	—	1,600,000	1,588,000	—	1,600,000	1,588,000
Dex Media East LLC/Dex Media East Finance Co.			9.875	11/15/2009		—	—	1,000,000	1,100,000	—	1,000,000	1,100,000
Dex Media West			5.875	11/15/2011		170,000	163,200	—	—	—	170,000	163,200
Dex Media, Inc.	(c	)		11/15/2013		—	—	600,000	456,000	—	600,000	456,000
DirecTV Holdings LLC/DirecTV Financing Co.			8.375	3/15/2013		245,000	263,988	240,000	259,800	—	485,000	523,788
EchoStar DBS Corp.			5.750	10/1/2008		320,000	316,000	—	—	—	320,000	316,000
EchoStar DBS Corp.			6.625	10/1/2014		105,000	101,325	—	—	—	105,000	101,325
Emmis Operating Co.			6.875	5/15/2012		75,000	73,125	—	—	—	75,000	73,125
Fisher Communications, Inc.			8.625	9/15/2014		—	—	215,000	230,050	—	215,000	230,050
Granite Broadcasting Corp.	(b	)	9.750	12/1/2010		—	—	280,000	260,400	—	280,000	260,400
Hollinger, Inc.	(a	)	12.875	3/1/2011		—	—	460,000	507,150	—	460,000	507,150
Lamar Media Corp.			7.250	1/1/2013		225,000	235,406	—	—	—	225,000	235,406
LIN Television Corp.			6.500	5/15/2013		200,000	195,000	—	—	—	200,000	195,000
Liberty Media Corp			3.500	9/25/2006		—	—	6,456,000	6,362,879	—	6,456,000	6,362,879
News America Holdings, Inc.			6.625	1/9/2008		—	—	166,000	174,396	—	166,000	174,396
News America Holdings, Inc.			8.150	10/17/1936		—	—	3,650,000	4,514,203	—	3,650,000	4,514,203
News America Holdings, Inc.			9.250	2/1/2013		—	—	647,000	807,483	—	647,000	807,483
News America, Inc.			6.550	3/15/2033		—	—	840,000	875,284	—	840,000	875,284
Paxson Communications				1/15/2009		—	—	175,000	162,750	—	175,000	162,750
Paxson Communications	(b	)	10.750	7/15/2006		—	—	390,000	387,075	—	390,000	387,075
Primedia, Inc.			8.875	5/15/2011		—	—	500,000	521,250	—	500,000	521,250
Quebecor Media, Inc.			11.125	7/15/2011		—	—	500,000	552,500	—	500,000	552,500
R.H. Donnelley Finance Corp.			10.875	12/15/2012		75,000	86,250	—	—	—	75,000	86,250
R.H. Donnelley Finance Corp.			10.875	12/15/2012		160,000	184,000	—	—	—	160,000	184,000
Rogers Cable, Inc.			7.875	5/1/2012		255,000	269,663	—	—	—	255,000	269,663
Sinclair Broadcast Group, Inc.			8.750	12/15/2011		—	—	500,000	525,000	—	500,000	525,000
Spanish Broadcasting System, Inc.			9.625	11/1/2009		—	—	1,000,000	1,047,500	—	1,000,000	1,047,500
TCI Communications, Inc.			7.250	8/1/2005		500,000	505,810	—	—	—	500,000	505,810
TCI Communications, Inc.			9.875	6/15/2022		—	—	2,159,000	3,039,622	—	2,159,000	3,039,622
Time Warner, Inc.			6.150	5/1/2007		—	—	3,000,000	3,096,594	—	3,000,000	3,096,594
Time Warner, Inc.			6.625	5/15/2029		1,310,000	1,405,565	—	—	—	1,310,000	1,405,565
Time Warner, Inc.			8.110	8/15/2006		—	—	1,740,000	1,822,988	—	1,740,000	1,822,988
Time Warner, Inc.			9.125	1/15/2013		—	—	2,472,000	3,054,438	—	2,472,000	3,054,438
Viacom Inc			5.625	5/1/2007		—	—	1,852,000	1,895,533	—	1,852,000	1,895,533
Walt Disney Co			5.500	12/29/2006		—	—	2,179,000	2,221,752	—	2,179,000	2,221,752
XM Satellite Radio, Inc.	(d	)	8.243	5/1/2009		—	—	355,000	360,325	—	355,000	360,325

Media Total							4,772,461		43,407,844			48,180,304

Telecommunications					2.0%
American Towers, Inc.			7.250	12/1/2011		—	—	250,000	258,125	—	250,000	258,125
AT&T Wireless Services, Inc.			8.750	3/1/2031		1,200,000	1,575,660	—	—	—	1,200,000	1,575,660
BellSouth Corp			5.000	10/15/2006		—	—	3,803,000	3,854,097	—	3,803,000	3,854,097
Cincinnati Bell, Inc.	(b	)	8.375	1/15/2014		—	—	500,000	492,500	—	500,000	492,500
Deutsche Telekom International Finance BV			8.500	6/15/2010		1,390,000	1,605,909	—	—	—	1,390,000	1,605,909
Dobson Communications Corp.	(b	)	8.875	10/1/2013		—	—	445,000	349,325	—	445,000	349,325
Inmarsat Finance PLC	(c	)		11/15/2012		—	—	350,000	246,750	—	350,000	246,750
Intelsat Bermuda Ltd.	(a	)	8.250	1/15/2013		—	—	360,000	363,600	—	360,000	363,600

						Columbia Fixed Income Securities Fund		Nations Bond Fund
						Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
			Rate (%)	Maturity		Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
Nextel Communications, Inc.			6.875	10/31/2013		40,000	41,700	—	—	—	40,000	41,700
Nextel Communications, Inc.			7.375	8/1/2015		350,000	369,250	1,000,000	1,056,250	—	1,350,000	1,425,500
Nextel Partners, Inc.			8.125	7/1/2011		—	—	500,000	531,250	—	500,000	531,250
Qwest Capital Funding, Inc.	(b	)	7.250	2/15/2011		—	—	870,000	811,275	—	870,000	811,275
Qwest Services Corp.	(a	)	14.000	12/15/2010		—	—	1,000,000	1,157,500	—	1,000,000	1,157,500
Rogers Wireless, Inc.			7.500	3/15/2015		30,000	30,900	—	—	—	30,000	30,900
Rogers Wireless, Inc.			8.000	12/15/2012		140,000	143,850	—	—	—	140,000	143,850
Rogers Wireless, Inc.			9.750	6/1/2016		—	—	315,000	371,700	—	315,000	371,700
SBC Communications Inc			5.750	5/2/2006		—	—	7,197,000	7,328,511	—	7,197,000	7,328,511
Sprint Capital Corp			6.125	11/15/2008		—	—	1,009,000	1,054,618	—	1,009,000	1,054,618
Sprint Capital Corp			6.875	11/15/2028		950,000	1,013,451	—	—	—	950,000	1,013,451
Sprint Capital Corp			8.375	3/15/2012		—	—	5,223,000	6,104,110	—	5,223,000	6,104,110
Sprint Capital Corp			8.750	3/15/2032		—	—	2,977,000	3,862,244	—	2,977,000	3,862,244
Telcordia Technologies	(a	)	10.000	3/15/2013		—	—	95,000	94,288	—	95,000	94,288
Telus Corp			7.500	6/1/2007		—	—	7,873,000	8,380,218	—	7,873,000	8,380,218
Time Warner Telecom, Inc.	(b	)	9.750	7/15/2008		—	—	350,000	341,250	—	350,000	341,250
Time Warner Telecom, Inc.	(b	)	10.125	2/1/2011		—	—	205,000	197,825	—	205,000	197,825
US LEC Corp.	(d	)	10.670	10/1/2009		—	—	175,000	179,375	—	175,000	179,375
US Unwired, Inc.			10.000	6/15/2012		—	—	500,000	553,750	—	500,000	553,750
Verizon Global Funding Corp			7.750	12/1/2030		1,700,000	2,044,624	159,000	192,167	—	1,859,000	2,236,791
Verizon Pennsylvania, Inc			5.650	11/15/2011		—	—	9,157,000	9,401,986	—	9,157,000	9,401,986
Vodafone Group PLC			7.750	2/15/2010		1,500,000	1,691,130	—	—	—	1,500,000	1,691,130
Western Wireless Corp.			9.250	7/15/2013		—	—	500,000	570,000	—	500,000	570,000
Zeus Special Subsidiary Ltd.	(a)( c	)		2/1/2015		—	—	270,000	170,775	—	270,000	170,775

Telecommunications Total							8,516,473		47,923,488			56,439,961

TOTAL COMMUNICATIONS							13,288,934		93,083,332			106,372,265

CONSUMER CYCLICAL					2.1%
Airlines					0.1%
Continental Airlines, Inc.			7.461	4/1/2015		—	—	2,956,565	2,777,937	—	2,956,565	2,777,937
Continental Airlines, Inc.			7.568	12/1/2006		—	—	500,000	398,054	—	500,000	398,054
Northwest Airlines, Inc.	(b	)	9.875	3/15/2007		—	—	760,000	566,200	—	760,000	566,200

Airlines Total							—		3,742,191			3,742,191

Apparel					0.1%
Jones Apparel Group, Inc.	(a	)	6.125	11/15/2034		—	—	3,300,000	3,076,762	—	3,300,000	3,076,762
Levi Strauss & Co.	(a	)(b)	9.750	1/15/2015		—	—	650,000	638,625	—	650,000	638,625
Philips-Van Heusen Corp.			8.125	5/1/2013		—	—	300,000	314,250	—	300,000	314,250

Apparel Total							—		4,029,637			4,029,637

Auto Manufacturers					0.5%
DaimlerChrysler NA Holding Corp			4.050	6/4/2008		—	—	6,697,000	6,503,725	—	6,697,000	6,503,725
DaimlerChrysler NA Holding Corp			8.500	1/18/2031		675,000	809,244	—	—	—	675,000	809,244
Ford Motor Co.	(b	)	7.450	7/16/2031		—	—	7,734,000	6,996,060	—	7,734,000	6,996,060
Navistar International Corp.			7.500	6/15/2011		—	—	215,000	216,613	—	215,000	216,613

Auto Manufacturers Total							809,244		13,716,397			14,525,641

Auto Parts and Equipment					0.1%
Cooper-Standard Automotive, Inc.	(a	)	8.375	12/15/2014		—	—	400,000	325,000	—	400,000	325,000
Delco Remy International, Inc.	(b	)	9.375	4/15/2012		—	—	250,000	210,000	—	250,000	210,000
Dura Operating Corp.			8.625	4/15/2012		—	—	350,000	322,875	—	350,000	322,875
Goodyear Tire & Rubber Co.	(b	)	7.857	8/15/2011		—	—	700,000	675,500	—	700,000	675,500

Auto Parts and Equipment Total							—		1,533,375			1,533,375

						Columbia Fixed Income Securities Fund		Nations Bond Fund
						Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
			Rate (%)	Maturity		Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
Distribution/wholesale					0.0%
Buhrmann US, Inc.	(a	)(b)	7.875	3/1/2015		—	—	130,000	130,000	—	130,000	130,000

Distribution/wholesale Total							—		130,000			130,000

Entertainment					0.2%
AMC Entertainment, Inc.	(b	)	9.875	2/1/2012		—	—	605,000	638,275	—	605,000	638,275
Cinemark USA, Inc.			9.000	2/1/2013		185,000	200,725	—	—	—	185,000	200,725
LCE Acquisition Corp.	(a	)	9.000	8/1/2014		—	—	600,000	597,000	—	600,000	597,000
Mohegan Tribal Gaming Authority	(a	)	6.125	2/15/2013		—	—	170,000	166,600	—	170,000	166,600
Penn National Gaming, Inc.	(a	)(b)	6.750	3/1/2015		—	—	310,000	305,350	—	310,000	305,350
River Rock Entertainment Authority			9.750	11/1/2011		—	—	370,000	405,150	—	370,000	405,150
Seneca Gaming Corp.			7.250	5/1/2012		—	—	280,000	278,600	—	280,000	278,600
Six Flags, Inc.			9.625	6/1/2014		—	—	665,000	613,463	—	665,000	613,463
Speedway Motor Sports, Inc.			6.750	6/1/2013		190,000	192,375	—	—	—	190,000	192,375
Warner Music Group			7.375	4/15/2014		110,000	114,125	600,000	618,000	—	710,000	732,125
WMG Holdings Corp.	(a	)	9.760	12/15/2014		—	—	230,000	231,150	—	230,000	231,150

Entertainment Total							507,225		3,853,588			4,360,813

Home Builders					0.3%
Beazer Homes USA, Inc.			6.500	11/15/2013		—	—	3,662,000	3,579,605	—	3,662,000	3,579,605
K. Hovnanian Enterprises, Inc.			6.500	1/15/2014		—	—	1,820,000	1,779,050	—	1,820,000	1,779,050
KB Home			5.750	2/1/2014		—	—	2,455,000	2,351,463	—	2,455,000	2,351,463
KB Home			8.625	12/15/2008		350,000	382,375	—	—	—	350,000	382,375
Toll Corp.			8.250	12/1/2011		350,000	375,375	—	—	—	350,000	375,375

Home Builders Total							757,750		7,710,118			8,467,868

Home Furnishings					0.0%
ALH Finance LLC	(b	)	8.500	1/15/2013		—	—	280,000	273,000	—	280,000	273,000
WII Components, Inc.			10.000	2/15/2012		—	—	300,000	307,500	—	300,000	307,500

Home Furnishings Total							—		580,500			580,500

Leisure Time					0.1%
AMF Bowling Worldwide, Inc.			10.000	3/1/2010		—	—	500,000	512,500	—	500,000	512,500
Equinox Holdings, Inc.	(b	)	9.000	12/15/2009		—	—	330,000	346,500	—	330,000	346,500
Hard Rock Hotel, Inc.			8.875	6/1/2013		—	—	300,000	323,250	—	300,000	323,250
K2, Inc.			7.375	7/1/2014		125,000	129,375	195,000	201,825	—	320,000	331,200
Royal Caribbean Cruises Ltd.			6.750	3/15/2008		80,000	83,300	—	—	—	80,000	83,300
Royal Caribbean Cruises Ltd.			6.875	12/1/2013		100,000	105,000	—	—	—	100,000	105,000
Royal Caribbean Cruises Ltd.			8.750	2/2/2011		155,000	176,119	—	—	—	155,000	176,119
Town Sports International, Inc.				2/1/2014		—	—	475,000	279,063	—	475,000	279,063

Leisure Time Total							493,794		1,663,138			2,156,931

Lodging					0.1%
Circus & Eldorado/Silver Legacy Capital Corp.			10.125	3/1/2012		—	—	270,000	289,575	—	270,000	289,575
Inn of the Mountain Gods Resort & Casino			12.000	11/15/2010		—	—	285,000	334,875	—	285,000	334,875
ITT Corp.			6.750	11/15/2005		70,000	70,700	—	—	—	70,000	70,700
Kerzner International, Ltd.			8.875	8/15/2011		150,000	161,250	—	—	—	150,000	161,250
MGM Mirage			6.000	10/1/2009		285,000	282,150	—	—	—	285,000	282,150
MGM Mirage			6.750	9/1/2012		—	—	500,000	503,750	—	500,000	503,750
MGM Mirage			9.750	6/1/2007		15,000	16,163	—	—	—	15,000	16,163
Park Place Entertainment Corp.			7.875	3/15/2010		90,000	97,875	—	—	—	90,000	97,875
Park Place Entertainment Corp.			8.875	9/15/2008		25,000	27,500	—	—	—	25,000	27,500
Park Place Entertainment Corp.			9.375	2/15/2007		70,000	74,725	—	—	—	70,000	74,725
Pinnacle Entertainment, Inc.	(b	)	8.250	3/15/2012		—	—	145,000	145,000	—	145,000	145,000

						Columbia Fixed Income Securities Fund		Nations Bond Fund
						Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
			Rate (%)	Maturity		Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
Starwood Hotels & Resorts Worldwide, Inc.			7.875	5/1/2012		105,000	115,763	—	—	—	105,000	115,763
Station Casinos, Inc.			6.875	3/1/2016		375,000	374,063	—	—	—	375,000	374,063
Wynn Las Vegas LLC	(a	)	6.625	12/1/2014		145,000	137,750	500,000	475,000	—	645,000	612,750

Lodging Total							1,357,938		1,748,200			3,106,138

Retail					0.6%
Asbury Automotive Group, Inc.			8.000	3/15/2014		—	—	500,000	485,000	—	500,000	485,000
AutoNation, Inc.			9.000	8/1/2008		200,000	220,000	—	—	—	200,000	220,000
Costco Wholesale Corp.			5.500	3/15/2007		1,900,000	1,948,944	—	—	—	1,900,000	1,948,944
Couche-Tard			7.500	12/15/2013		170,000	178,075	—	—	—	170,000	178,075
Domino’s, Inc.			8.250	7/1/2011		50,000	52,250	—	—	—	50,000	52,250
CVS Corp.	(a	)	5.298	1/11/2027		—	—	2,028,143	2,028,873	—	2,028,143	2,028,873
Finlay Fine Jewelry Corp.			8.375	6/1/2012		—	—	250,000	236,250	—	250,000	236,250
Group 1 Automotive, Inc.			8.250	8/15/2013		80,000	80,800	—	—	—	80,000	80,800
Kohl’s Corp.			6.700	2/1/2006		—	—	240,000	245,082	—	240,000	245,082
Landry’s Restaurants, Inc.	(a	)	7.500	12/15/2014		—	—	240,000	232,800	—	240,000	232,800
Lowe’s Companies, Inc.			6.500	3/15/2029		1,510,000	1,712,733	—	—	—	1,510,000	1,712,733
Rite Aid Corp.	(a	)	7.500	1/15/2015		—	—	90,000	86,400	—	90,000	86,400
Rite Aid Corp.	(b	)	9.250	6/1/2013		—	—	270,000	268,650	—	270,000	268,650
Saks, Inc.			7.000	12/1/2013		—	—	310,000	280,550	—	310,000	280,550
Suburban Propane Partners	(a	)	6.875	12/15/2013		100,000	98,375	140,000	137,900	—	240,000	236,275
Target Corp	(b	)	5.375	6/15/2009		—	—	1,320,000	1,361,894	—	1,320,000	1,361,894
Target Corp			5.400	10/1/2008		—	—	2,876,000	2,966,174	—	2,876,000	2,966,174
Wal-Mart Stores, Inc.			5.450	8/1/2006		—	—	4,057,000	4,136,043	—	4,057,000	4,136,043

Retail Total							4,291,177		12,465,616			16,756,792

TOTAL CONSUMER CYCLICAL							8,217,127		51,172,759			59,389,885

CONSUMER NON-CYCLICAL					1.9%
Agriculture					0.0%
North Atlantic Trading Co., Inc.	(b	)	9.250	3/1/2012		—	—	295,000	221,250	—	295,000	221,250

Agriculture Total							—		221,250			221,250

Beverages					0.2%
Anheuser-Busch Companies, Inc.			5.750	4/1/2010		530,000	555,944	—	—	—	530,000	555,944
Anheuser-Busch Companies, Inc.			5.950	1/15/2033		—	—	2,856,000	3,050,359	—	2,856,000	3,050,359
Constellation Brands, Inc.			8.000	2/15/2008		350,000	371,875	—	—	—	350,000	371,875
Constellation Brands, Inc.			8.125	1/15/2012		—	—	240,000	256,800	—	240,000	256,800
Cott Beverages, Inc.			8.000	12/15/2011		345,000	364,838	—	—	—	345,000	364,838

Beverages Total							1,292,656		3,307,159			4,599,815

Commercial Services					0.1%
Corrections Corp. of America	(a	)	6.250	3/15/2013		—	—	265,000	254,400	—	265,000	254,400
Corrections Corp. of America			7.500	5/1/2011		275,000	273,525	—	—	—	275,000	273,525
Dollar Financial Group, Inc.			9.750	11/15/2011		—	—	300,000	319,500	—	300,000	319,500
GEO Group, Inc.			8.250	7/15/2013		—	—	310,000	316,200	—	310,000	316,200
Iron Mountain, Inc.			8.625	4/1/2013		255,000	257,550	—	—	—	255,000	257,550
Language Line, Inc.			11.125	6/15/2012		—	—	1,000,000	1,042,500	—	1,000,000	1,042,500
NationsRent Companies, Inc.			9.500	10/15/2010		—	—	500,000	535,000	—	500,000	535,000
Service Corp. International			7.700	4/15/2009		—	—	345,000	355,350	—	345,000	355,350
United Rentals NA, Inc.			7.750	11/15/2013		125,000	120,938	—	—	—	125,000	120,938
Vertis, Inc.	(b	)	10.875	6/15/2009		—	—	500,000	482,500	—	500,000	482,500

Commercial Services Total							652,013		3,305,450			3,957,463

Cosmetics/Personal Care					0.1%

						Columbia Fixed Income Securities Fund		Nations Bond Fund
						Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
			Rate (%)	Maturity		Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
DEL Laboratories, Inc.	(a	)	8.000	2/1/2012		—	—	295,000	283,200	—	295,000	283,200
Elizabeth Arden, Inc.			7.750	1/15/2014		—	—	250,000	257,500	—	250,000	257,500
Procter & Gamble Co.			4.750	6/15/2007		—	—	1,926,000	1,952,662	—	1,926,000	1,952,662
Revlon Consumer Products	(b	)	8.625	2/1/2008		—	—	190,000	175,275	—	190,000	175,275
Revlon Consumer Products	(a	)	9.500	4/1/2011		—	—	230,000	225,975	—	230,000	225,975

Cosmetics/Personal Care Total							—		2,894,612			2,894,612

Food					0.7%
Cadbury Schweppes US Finance LLC	(a	)	5.125	10/1/2013		—	—	5,772,000	5,734,742	—	5,772,000	5,734,742
Dole Food Co., Inc.			8.625	5/1/2009		—	—	70,000	73,500	—	70,000	73,500
Fred Myer, Inc.			7.450	3/1/2008		—	—	6,630,000	7,105,112	—	6,630,000	7,105,112
General Mills, Inc.			2.625	10/24/2006		915,000	894,660	—	—	—	915,000	894,660
Kroger Co.			7.650	4/15/2007		1,450,000	1,545,352	—	—	—	1,450,000	1,545,352
Merisant Co.	(a	)	10.250	7/15/2013		—	—	700,000	602,000	—	700,000	602,000
Pepsi Bottling Holdings, Inc.			5.625	2/17/2009		2,050,000	2,128,720	—	—	—	2,050,000	2,128,720
Pinnacle Foods Holding corp.	(b	)	8.250	12/1/2013		—	—	600,000	513,000	—	600,000	513,000
Safeway, Inc.			4.950	8/16/2010		1,145,000	1,134,077	—	—	—	1,145,000	1,134,077
Stater Brothers Holdings, Inc.			8.125	6/15/2012		—	—	600,000	579,000	—	600,000	579,000
United Agri Products			8.250	12/15/2011		—	—	440,000	457,600	—	440,000	457,600

Food Total							5,702,808		15,064,954			20,767,762

Healthcare Products	(b)(c)				0.0%
MQ Associates, Inc.				8/15/2012		—	—	1,300,000	741,000	—	1,300,000	741,000

Healthcare Products Total							—		741,000			741,000

Healthcare Services					0.4%
DaVita, Inc.	(a	)	7.250	3/15/2015		—	—	115,000	112,700	—	115,000	112,700
Extendicare Health Services			6.875	5/1/2014		65,000	64,025	—	—	—	65,000	64,025
Extendicare Health Services			9.500	7/1/2010		15,000	16,369	—	—	—	15,000	16,369
Fisher Scientific International			6.750	8/15/2014		115,000	117,588	—	—	—	115,000	117,588
HCA, Inc.			6.950	5/1/2012		235,000	243,897	—	—	—	235,000	243,897
InSight Health Services Corp.			9.875	11/1/2011		—	—	500,000	490,000	—	500,000	490,000
Province Healthcare Co.			7.500	6/1/2013		250,000	278,125	—	—	—	250,000	278,125
Select Medical Corp.	(a	)	7.625	2/1/2015		—	—	170,000	170,000	—	170,000	170,000
Tenet Healthcare Corp.			9.875	7/1/2014		—	—	750,000	780,000	—	750,000	780,000
Triad Hospitals, Inc.			7.000	5/15/2012		250,000	253,750	—	—	—	250,000	253,750
Triad Hospitals, Inc.			7.000	11/15/2013		15,000	14,738	—	—	—	15,000	14,738
UnitedHealth Group, Inc.			3.375	8/15/2007		1,000,000	978,170	—	—	—	1,000,000	978,170
US Oncology Holdings, Inc.			8.620	3/15/2015		—	—	145,000	136,663	—	145,000	136,663
US Oncology, Inc.	(a	)	9.000	8/15/2012		—	—	500,000	527,500	—	500,000	527,500
WellPoint Health Networks, Inc.	(a	)	6.375	6/15/2006		—	—	6,769,000	6,941,068	—	6,769,000	6,941,068
WellPoint, Inc.			6.800	8/1/2012		1,550,000	1,711,417	—	—	—	1,550,000	1,711,417

Healthcare Services Total							3,678,078		9,157,930			12,836,008

Household Products/Wares					0.1%
Amscan Holdings, Inc.			8.750	5/1/2014		—	—	600,000	582,000	—	600,000	582,000
Fortune Brands, Inc.			2.875	12/1/2006		—	—	1,926,000	1,890,825	—	1,926,000	1,890,825
Playtex Products, Inc.	(b	)	9.375	6/1/2011		—	—	475,000	494,000	—	475,000	494,000
Scotts Co.			6.625	11/15/2013		175,000	173,250	—	—	—	175,000	173,250

Household Products/Wares Total							173,250		2,966,825			3,140,075

Pharmaceuticals					0.1%
AmerisourceBergen Corp.			8.125	9/1/2008		115,000	123,338	—	—	—	115,000	123,338
Bristol-Myers Squibb Co.			4.750	10/1/2006		—	—	1,818,500	1,842,191	—	1,818,500	1,842,191

						Columbia Fixed Income Securities Fund		Nations Bond Fund
						Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
			Rate (%)	Maturity		Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
Elan Finance PLC	(a	)(b)	7.750	11/15/2011		—	—	435,000	325,163	—	435,000	325,163
Omnicare, Inc.			8.125	3/15/2011		290,000	305,225	—	—	—	290,000	305,225
Warner Chilcott Corp.	(a	)	8.750	2/1/2015		—	—	160,000	160,800	—	160,000	160,800

Pharmaceuticals Total							428,563		2,328,154			2,756,716

Telecommunications					0.1%
American Cellular Corp.			10.000	8/1/2011		—	—	500,000	460,000	—	500,000	460,000
Axtel SA			11.000	12/15/2013		—	—	400,000	423,000	—	400,000	423,000
Horizon PCS, Inc.	(a	)	11.375	7/15/2012		—	—	410,000	465,350	—	410,000	465,350
Rural Cellular Corp.			8.250	3/15/2012		—	—	500,000	510,000	—	500,000	510,000

Telecommunications Total							—		1,858,350			1,858,350

TOTAL CONSUMER NON-CYCLICAL							11,927,367		41,845,685			53,773,052

DIVERSIFIED					0.3%
Holding Companies Diversified					0.3%
Atlantic Broadband Finance LLC	(a	)(b)	9.375	1/15/2014		—	—	500,000	480,000	—	500,000	480,000
Hutchison Whampoa International Ltd.	(a	)	6.250	1/24/2014		—	—	6,000,000	6,239,628	—	6,000,000	6,239,628
Hutchison Whampoa International Ltd.	(a	)	7.450	11/24/2033		—	—	1,000,000	1,100,876	—	1,000,000	1,100,876

TOTAL DIVERSIFIED							—		7,820,504			7,820,504

ENERGY					2.4%
Coal					0.0%
Arch Western Finance			12.000	2/15/2011		210,000	209,475	—	—	—	210,000	209,475
Peabody Energy Corp.			8.375	12/1/2014		340,000	348,500	—	—	—	340,000	348,500

Coal Total							557,975		—			557,975

Oil and Gas					1.7%
Amerada Hess Corp.			7.300	8/15/2031		—	—	3,500,000	3,946,863	—	3,500,000	3,946,863
Chesapeake Energy Corp.			6.375	6/15/2015		65,000	65,000	—	—		65,000	65,000
Chesapeake Energy Corp.			7.500	9/15/2013		320,000	341,600	—	—		320,000	341,600
Chesapeake Energy Corp.			7.500	6/15/2014		—	—	230,000	243,225	—	230,000	243,225
Compton Petroleum Corp.			9.900	5/15/2009		—	—	500,000	542,500	—	500,000	542,500
Conoco Funding Co			5.450	10/15/2006		—	—	3,495,000	3,569,688	—	3,495,000	3,569,688
Conoco Funding Co			6.350	10/15/2011		—	—	4,830,000	5,264,053	—	4,830,000	5,264,053
Delta Petroleum Corp.	(a	)	7.000	4/1/2015		—	—	220,000	212,300	—	220,000	212,300
Devon Energy Corp.			7.950	4/15/2032		1,150,000	1,469,217	—	—	—	1,150,000	1,469,217
Gazprom International SA	(a	)	7.201	2/1/2020		—	—	3,225,000	3,289,500	—	3,225,000	3,289,500
Marathon Oil Corp.			6.800	3/15/2032		1,000,000	1,119,820	—	—	—	1,000,000	1,119,820
Newfield Exploration Corp.			6.625	9/1/2014		240,000	251,400	—	—	—	240,000	251,400
Nexen, Inc.			7.875	3/15/2032		—	—	1,040,000	1,268,898	—	1,040,000	1,268,898
Occidental Petroleum Corp.			4.250	3/15/2010		1,825,000	1,783,646	—	—	—	1,825,000	1,783,646
Ocean Rig Norway AS			10.250	6/1/2008		—	—	600,000	614,250	—	600,000	614,250
Pemex Project Funding Master Trust	(b	)	7.375	12/15/2014		—	—	3,075,000	3,290,250	—	3,075,000	3,290,250
Pioneer Natural Resources Co.			6.500	1/15/2008		—	—	6,526,000	6,834,601	—	6,526,000	6,834,601
Plains Exploration & Production Co.			7.125	6/15/2014		170,000	179,350	—	—	—	170,000	179,350
Premcor Refining Group, Inc.			7.500	6/15/2015		—	—	240,000	246,600	—	240,000	246,600
Pride International, Inc.			7.375	7/15/2014		205,000	219,350	200,000	212,000	—	405,000	431,350
USX Corp.			6.650	2/1/2006		—	—	7,032,000	7,184,306	—	7,032,000	7,184,306
Vintage Petroleum, Inc.			7.875	5/15/2011		150,000	157,500	—	—	—	150,000	157,500
Vintage Petroleum, Inc.			8.250	5/1/2012		25,000	26,750	—	—	—	25,000	26,750
XTO Energy, Inc.			7.500	4/15/2012		—	—	5,520,000	6,323,204	—	5,520,000	6,323,204

Oil and Gas Total							5,613,633		43,042,238			48,655,870

Oil and Gas Services					0.0%

						Columbia Fixed Income Securities Fund		Nations Bond Fund
						Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
			Rate (%)	Maturity		Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
Grant Prideco, Inc.			9.000	12/15/2009		360,000	388,800	—	—	—	360,000	388,800
Grant Prideco, Inc.			9.625	12/1/2007		40,000	43,600	—	—	—	40,000	43,600
Hornbeck Offshore Services, Inc.			6.125	12/1/2014		100,000	99,000	—	—	—	100,000	99,000
Universal Compression, Inc.			7.250	5/15/2010		190,000	193,800	—	—	—	190,000	193,800

Oil and Gas Services Total							725,200		—			725,200

Pipelines					0.6%
CenterPoint Energy Resources Corp.			7.875	4/1/2013		—	—	1,674,000	1,940,437	—	1,674,000	1,940,437
Coastal Corp.			7.750	6/15/2010		—	—	1,000,000	1,000,000	—	1,000,000	1,000,000
Consolidated Natural Gas Co.			5.375	11/1/2006		—	—	3,144,000	3,201,309	—	3,144,000	3,201,309
Duke Capital LLC			4.370	3/1/2009		—	—	4,046,000	3,977,489	—	4,046,000	3,977,489
Dynegy Holdings, Inc.	(b	)	6.875	4/1/2011		—	—	750,000	665,625	—	750,000	665,625
Kinder Morgan Energy Partners LP			6.875	11/1/2014		90,000	91,350	—	—	—	90,000	91,350
Kinder Morgan Energy Partners LP			7.300	8/15/2033		1,200,000	1,381,188	—	—	—	1,200,000	1,381,188
Sonat, Inc.			7.625	7/15/2011		—	—	900,000	888,750	—	900,000	888,750
Teppco Partners LP			7.625	2/15/2012		—	—	3,991,000	4,518,514	—	3,991,000	4,518,514
Williams Companies, Inc.			7.125	9/1/2011		30,000	31,200	—	—	—	30,000	31,200
Williams Companies, Inc.			8.125	3/15/2012		195,000	212,550	500,000	547,500	—	695,000	760,050

Pipelines Total							1,716,288		16,739,625			18,455,913

TOTAL ENERGY							8,613,096		59,781,862			68,394,958

FINANCIALS					10.2%
Banks					2.5%
Bank of New York Co., Inc.			3.900	9/1/2007		—	—	2,100,000	2,082,005	—	2,100,000	2,082,005
Bank One Corp.			6.000	8/1/2008		—	—	10,455,000	10,937,666	—	10,455,000	10,937,666
Chinatrust Commercial Bank	(a	)(b)(i)	5.625	12/17/2049		—	—	1,220,000	1,192,635	—	1,220,000	1,192,635
First Union National Bank			5.800	12/1/2008		—	—	7,489,000	7,809,926	—	7,489,000	7,809,926
Korea Development Bank			7.250	5/15/2006		—	—	479,000	495,482	—	479,000	495,482
Marshall & Ilsley Corp.			4.375	8/1/2009		1,330,000	1,312,777	—	—	—	1,330,000	1,312,777
Mellon Funding Corp.			4.875	6/15/2007		—	—	2,861,000	2,901,103	—	2,861,000	2,901,103
National City Bank			4.625	5/1/2013		—	—	5,096,000	4,955,860	—	5,096,000	4,955,860
PNC Funding Corp.			5.750	8/1/2006		—	—	5,628,000	5,752,469	—	5,628,000	5,752,469
Popular North America, Inc.			6.125	10/15/2006		—	—	5,292,000	5,435,096	—	5,292,000	5,435,096
Rabobank Capital Funding II	(a	)(i)	5.260	12/29/2049		—	—	6,000,000	6,026,754	—	6,000,000	6,026,754
Union Planters Corp			4.375	12/1/2010		—	—	6,846,000	6,657,550	—	6,846,000	6,657,550
US Bank NA			2.850	11/15/2006		—	—	3,654,000	3,586,160	—	3,654,000	3,586,160
US Bank NA			6.375	8/1/2011		2,350,000	2,556,565	6,752,000	7,313,800	—	9,102,000	9,870,365
Wachovia Corp.			4.875	2/15/2014		2,145,000	2,111,152	—	—	—	2,145,000	2,111,152
Wells Fargo & Co.			5.900	5/21/2006		2,400,000	2,382,384	—	—	—	2,400,000	2,382,384

Banks Total							8,362,877		65,146,505			73,509,383

Diversified Financial Services					6.1%
Altra Industrial Motion, Inc.	(a	)	9.000	12/1/2011		—	—	120,000	118,800	—	120,000	118,800
American Express Co			3.750	11/20/2007		—	—	1,887,000	1,858,150	—	1,887,000	1,858,150
American Express Co			4.750	6/17/2009		—	—	2,746,000	2,764,692	—	2,746,000	2,764,692
American Express Co			5.500	9/12/2006		—	—	4,535,000	4,627,092	—	4,535,000	4,627,092
American General Finance Corp			2.750	6/15/2008		—	—	2,090,000	1,978,089	—	2,090,000	1,978,089
American General Finance Corp			5.375	9/1/2009		850,000	866,813	—	—	—	850,000	866,813
Bear Stearns Companies, Inc.			4.500	10/28/2010		—	—	6,256,000	6,149,341	—	6,256,000	6,149,341
Bear Stearns Companies, Inc.			5.700	1/15/2007		—	—	1,944,000	1,993,170	—	1,944,000	1,993,170
Capital One Bank			4.875	5/15/2008		1,025,000	1,033,139	—	—	—	1,025,000	1,033,139
Capital One Bank			5.000	6/15/2009		—	—	2,415,000	2,425,817	—	2,415,000	2,425,817
Caterpillar Financial Services Corp			2.350	9/15/2006		—	—	3,142,000	3,070,366	—	3,142,000	3,070,366
Caterpillar Financial Services Corp			5.950	5/1/2006		—	—	4,968,000	5,071,573	—	4,968,000	5,071,573

					Columbia Fixed Income Securities Fund		Nations Bond Fund
					Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
		Rate (%)	Maturity		Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
CIT Group Inc		4.125	2/21/2006		1,060,000	1,062,862	—	—	—	1,060,000	1,062,862
CIT Group Inc		7.375	4/2/2007		—	—	2,752,000	2,910,199	—	2,752,000	2,910,199
Citicorp	(a)	8.040	12/15/2019		—	—	6,000,000	7,127,268	—	6,000,000	7,127,268
Citigroup, Inc.		5.000	9/15/2014		2,655,000	2,620,034	—	—	—	2,655,000	2,620,034
Citigroup Global Markets Holdings, Inc.		6.500	2/15/2008		—	—	2,557,000	2,706,597	—	2,557,000	2,706,597
Countrywide Home Loans, Inc.		2.875	2/15/2007		1,000,000	974,970	—	—	—	1,000,000	974,970
Countrywide Home Loans, Inc.		5.500	8/1/2006		—	—	10,093,000	10,261,533	—	10,093,000	10,261,533
Credit Suisse First Boston USA, Inc.	(b)	4.625	1/15/2008		—	—	700,000	703,151	—	700,000	703,151
Credit Suisse First Boston USA, Inc.		6.125	11/15/2011		—	—	3,452,000	3,662,389	—	3,452,000	3,662,389
E*Trade Financial Corp.		8.000	6/15/2011		—	—	265,000	272,950	—	265,000	272,950
Ford Motor Credit Co		7.375	10/28/2009		2,375,000	2,394,475	—	—	—	2,375,000	2,394,475
Ford Motor Credit Co		7.375	2/1/2011		—	—	1,600,000	1,589,656	—	1,600,000	1,589,656
Fund American Companies, Inc.		5.875	5/15/2013		—	—	3,225,000	3,274,368	—	3,225,000	3,274,368
General Electric Capital Corp		6.750	3/15/2032		—	—	8,000,000	9,234,584	—	8,000,000	9,234,584
General Motors Acceptance Corp		6.150	4/5/2007		—	—	4,263,000	4,181,734	—	4,263,000	4,181,734
General Motors Acceptance Corp		6.875	9/15/2011		—	—	2,782,000	2,517,268	—	2,782,000	2,517,268
General Motors Acceptance Corp		7.750	1/19/2010		1,230,000	1,190,369	—	—	—	1,230,000	1,190,369
Global Cash Access LLC/Global Cash Finance Corp.		8.750	3/15/2012		—	—	295,000	312,700	—	295,000	312,700
Goldman Sachs Group, Inc.		4.125	1/15/2008		—	—	1,200,000	1,189,886	—	1,200,000	1,189,886
Goldman Sachs Group, Inc.		6.345	2/15/2034		1,550,000	1,604,188	—	—	—	1,550,000	1,604,188
Goldman Sachs Group, Inc.		6.600	1/15/2012		—	—	5,858,000	6,339,188	—	5,858,000	6,339,188
Household Finance Corp.		6.400	6/17/2008		1,850,000	1,948,087	—	—	—	1,850,000	1,948,087
HSBC Finance Corp.		5.875	2/1/2009		—	—	4,336,000	4,511,877	—	4,336,000	4,511,877
HSBC Finance Corp.		6.375	11/27/2012		—	—	1,907,000	2,061,904	—	1,907,000	2,061,904
HSBC Finance Corp.		7.200	7/15/2006		—	—	3,546,000	3,683,283	—	3,546,000	3,683,283
HSBC Finance Corp.		7.875	3/1/2007		—	—	2,000,000	2,130,428	—	2,000,000	2,130,428
Innophos Investments	(a)(d)	10.771	2/15/2015		—	—	150,000	148,500	—	150,000	148,500
International Lease Finance Corp		3.500	4/1/2009		—	—	6,760,000	6,470,124	—	6,760,000	6,470,124
International Lease Finance Corp		4.500	5/1/2008		—	—	1,743,000	1,731,745	—	1,743,000	1,731,745
JPMorgan Chase & Co		5.750	1/2/2013		2,525,000	2,448,644	—	—	—	2,525,000	2,448,644
JPMorgan Chase & Co		7.250	6/1/2007		—	—	7,008,000	7,419,776	—	7,008,000	7,419,776
LaBranche & Co., Inc.		11.000	5/15/2012		—	—	600,000	636,000	—	600,000	636,000
Lehman Brothers Holdings, Inc.		4.000	1/22/2008		1,000,000	989,100	—	—	—	1,000,000	989,100
Lehman Brothers Holdings, Inc.		7.000	2/1/2008		—	—	4,530,000	4,833,619	—	4,530,000	4,833,619
MassMutual Global Funding II	(a)	2.550	7/15/2008		—	—	2,213,000	2,088,089	—	2,213,000	2,088,089
Merrill Lynch & Co., Inc.		2.070	6/12/2006		—	—	2,538,000	2,486,435	—	2,538,000	2,486,435
Merrill Lynch & Co., Inc.		3.700	4/21/2008		—	—	2,717,000	2,663,698	—	2,717,000	2,663,698
Merrill Lynch & Co., Inc.		4.125	1/15/2009		1,885,000	1,852,559	—	—	—	1,885,000	1,852,559
Merrill Lynch & Co., Inc.		6.000	2/17/2009		—	—	5,640,000	5,899,542	—	5,640,000	5,899,542
Morgan Stanley		4.750	4/1/2014		1,530,000	1,461,196	—	—	—	1,530,000	1,461,196
Morgan Stanley		6.750	4/15/2011		—	—	4,509,000	4,914,458	—	4,509,000	4,914,458
National Rural Utilities Cooperative Finance Corp.		3.250	10/1/2007		—	—	2,226,000	2,162,537	—	2,226,000	2,162,537
National Rural Utilities Cooperative Finance Corp.		5.750	8/28/2009		—	—	2,700,000	2,811,869	—	2,700,000	2,811,869
Nycomed SA	(a)	11.750	9/15/2013	EUR	—	—	120,000	147,380	—	120,000	147,380
Prudential Funding LLC	(a)	6.600	5/15/2008		$—	—	6,773,000	7,181,297	—	6,773,000	7,181,297
SLM Corp.		5.125	8/27/2012		2,000,000	2,010,360	—	—	—	2,000,000	2,010,360
UFJ Finance Aruba AEC		6.750	7/15/2013		—	—	3,000,000	3,229,830	—	3,000,000	3,229,830
Virgin River Casino Corp./RBG LLC/B&BB, Inc.	(a)(c)		1/15/2013		—	—	175,000	112,875	—	175,000	112,875
Virgin River Casino Corp./RBG LLC/B&BB, Inc.	(a)	9.000	1/15/2012		—	—	104,000	108,680	—	104,000	108,680
Visant Corp.		7.625	10/1/2012		—	—	350,000	346,500	—	350,000	346,500

Diversified Financial Services Total						22,456,796		154,121,007			176,577,803

Insurance				0.2%
Allstate Financial Global Funding II		2.625	10/22/2006		2,500,000	2,442,075	—	—	—	2,500,000	2,442,075
Genworth Financial, Inc.		4.750	6/15/2009		1,500,000	1,503,900	—	—	—	1,500,000	1,503,900

					Columbia Fixed Income Securities Fund		Nations Bond Fund
					Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
		Rate (%)	Maturity		Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
Metlife, Inc.		5.375	12/15/2012		—	—	938,000	958,130	—	938,000	958,130

Insurance Total						3,945,975		958,130			4,904,105

Real Estate				0.2%
EOP Operating LP		4.750	3/15/2014		—	—	3,822,000	3,584,069	—	3,822,000	3,584,069
EOP Operating LP	(b)	7.000	7/15/2011		—	—	3,136,000	3,453,671	—	3,136,000	3,453,671

Real Estate Total						—		7,037,740			7,037,740

Real Estate Investment Trust (REIT’s)				0.7%
Camden Property Trust		5.375	12/15/2013		—	—	5,483,000	5,500,151	—	5,483,000	5,500,151
Health Care Property Investors, Inc.		6.450	6/25/2012		1,410,000	1,495,037	2,311,000	2,482,381	—	3,721,000	3,977,419
iStar Financial, Inc.		4.875	1/15/2009		—	—	5,439,000	5,370,349	—	5,439,000	5,370,349
iStar Financial, Inc.		5.125	4/1/2011		175,000	171,869	—	—	—	175,000	171,869
iStar Financial, Inc.		7.000	3/15/2008		150,000	157,292	—	—	—	150,000	157,292
Simon Property Group LP		3.750	1/30/2009		—	—	5,283,000	5,070,396	—	5,283,000	5,070,396
Thornburg Mortgage, Inc.		8.000	5/15/2013		—	—	680,000	707,200	—	680,000	707,200

Real Estate Investment Trust (REIT’s) Total						1,824,198		19,130,477			20,954,675

Savings and Loans				0.4%
Washington Mutual, Inc.		4.625	4/1/2014		—	—	6,200,000	5,857,097	—	6,200,000	5,857,097
Washington Mutual, Inc.		5.625	1/15/2007		—	—	6,302,000	6,443,776	—	6,302,000	6,443,776

Savings and Loans Total						—		12,300,873			12,300,873

TOTAL FINANCIALS						36,589,846		258,694,733			295,284,579

INDUSTRIALS				1.7%
Aerospace and Defense				0.4%
Argo-Tech Corp.		9.250	6/1/2011		—	—	205,000	220,375	—	205,000	220,375
BE Aerospace, Inc.		8.875	5/1/2011		—	—	1,050,000	1,063,125	—	1,050,000	1,063,125
L-3 Communications Corp.		6.125	7/15/2013		5,000	4,913	—	—	—	5,000	4,913
L-3 Communications Corp.		7.625	6/15/2012		330,000	351,450	—	—	—	330,000	351,450
Lockheed Martin Corp.		8.500	12/1/2029		675,000	915,091	—	—	—	675,000	915,091
Northrop Grumman Corp.		7.125	2/15/2011		—	—	3,782,000	4,217,633	—	3,782,000	4,217,633
Raytheon Co.	(b)	5.375	4/1/2013		—	—	2,200,000	2,232,111	—	2,200,000	2,232,111
Sequa Corp.		9.000	8/1/2009		—	—	65,000	69,550	—	65,000	69,550
TransDigm, Inc.		8.375	7/15/2011		175,000	179,375	295,000	302,744	—	470,000	482,119
United Technologies Corp.		7.125	11/15/2010		1,900,000	2,119,431	—	—	—	1,900,000	2,119,431

Aerospace and Defense Total						3,570,259		8,105,538			11,675,798

Building Materials				0.0%
ACIH, Inc.	(a)(c)		12/15/2012		—	—	360,000	253,800	—	360,000	253,800
Associated Materials, Inc.	(b)(c)		3/1/2014		—	—	220,000	152,900	—	220,000	152,900
Nortek, Inc.		8.500	9/1/2014		—	—	150,000	144,750	—	150,000	144,750
RMCC Acquisition Co.	(a)	9.500	11/1/2012		—	—	180,000	176,400	—	180,000	176,400
US Concrete, Inc.		8.375	4/1/2014		—	—	240,000	238,800	—	240,000	238,800

Building Materials Total						—		966,650			966,650

Electrical Components and Equipment				0.0%
Coleman Cable, Inc.	(a)	9.875	10/1/2012		—	—	500,000	510,000	—	500,000	510,000

Electrical Components and Equipment Total						—		510,000			510,000

Electronics				0.0%
Flextronics International Ltd.		6.250	11/15/2014		—	—	500,000	475,000	—	500,000	475,000
Sanmina-SCI Corp.	(a)	6.750	3/1/2013		—	—	160,000	150,000	—	160,000	150,000

Electronics Total						—		625,000			625,000

					Columbia Fixed Income Securities Fund		Nations Bond Fund
					Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
		Rate (%)	Maturity		Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
Engineering and Construction				0.0%
J. Ray McDermott SA	(a)	11.000	12/15/2013		—	—	500,000	560,000	—	500,000	560,000

Engineering and Construction Total						—		560,000			560,000

Environmental Control				0.3%
Allied Waste NA, Inc.		6.375	4/15/2011		180,000	166,950	—	—	—	180,000	166,950
Allied Waste NA, Inc.	(a)	7.250	3/15/2015		—	—	175,000	166,250	—	175,000	166,250
Allied Waste NA, Inc.		7.875	4/15/2013		—	—	1,000,000	997,500	—	1,000,000	997,500
Synagro Technologies, Inc.		9.500	4/1/2009		100,000	108,750	—	—	—	100,000	108,750
Waste Management, Inc.		7.375	8/1/2010		1,330,000	1,478,215	5,056,000	5,634,649	—	6,386,000	7,112,864
Waste Services, Inc.	(a)(b)	9.500	4/15/2014		—	—	500,000	505,000	—	500,000	505,000

Environmental Control Total						1,753,915		7,303,399			9,057,314

Hand/Machine Tools				0.0%
Kennametal, Inc.		7.200	6/15/2012		165,000	182,002	—	—	—	165,000	182,002

Hand/Machine Tools Total						182,002		—			182,002

Machinery - Diversified				0.0%
Douglas Dynamics LLC	(a)(b)	7.750	1/15/2012		—	—	335,000	328,300	—	335,000	328,300
Manitowoc Co., Inc.		7.125	11/1/2013		10,000	10,450	—	—	—	10,000	10,450
Westinghouse Air Brake Technologies Corp.		6.875	7/31/2013		200,000	199,000	—	—	—	200,000	199,000

Machinery - Diversified Total						209,450		328,300			537,750

Metal Fabricate/Hardware				0.1%
FastenTech, Inc.	(a)	11.500	5/1/2011		—	—	750,000	806,250	—	750,000	806,250
Mueller Holdings, Inc.	(c)		4/15/2014		—	—	750,000	517,500	—	750,000	517,500
TriMas Corp.		9.875	6/15/2012		—	—	385,000	392,700	—	385,000	392,700

Metal Fabricate/Hardware Total						—		1,716,450			1,716,450

Miscellaneous Manufacturing				0.2%
Bombardier, Inc.	(a)(b)	6.300	5/1/2014		—	—	355,000	298,200	—	355,000	298,200
General Electric Co.		5.000	2/1/2013		2,875,000	2,869,710	2,108,000	2,104,937	—	4,983,000	4,974,647
JB Poindexter & Co., Inc.	(a)	8.750	3/15/2014		—	—	275,000	273,625	—	275,000	273,625
Koppers, Inc.		9.875	10/15/2013		—	—	500,000	557,500	—	500,000	557,500
Reddy Ice Holdings, Inc.	(a)(c)		11/1/2012		—	—	180,000	128,700	—	180,000	128,700
Samsonite Corp.		8.875	6/1/2011		—	—	220,000	230,450	—	220,000	230,450

Miscellaneous Manufacturing Total						2,869,710		3,593,412			6,463,122

Packaging and Containers				0.1%
Ball Corp.		7.750	8/1/2006		375,000	384,375	—	—	—	375,000	384,375
Crown European Holdings SA		10.875	3/1/2013		—	—	500,000	580,000	—	500,000	580,000
Jefferson Smurfit Corp.		8.250	10/1/2012		—	—	280,000	287,700	—	280,000	287,700
Owens-Brockway Glass Container	(a)	6.750	12/1/2014		25,000	24,625	400,000	392,000	—	425,000	416,625
Owens-Illinois, Inc.		7.500	5/15/2010		185,000	190,088	—	—	—	185,000	190,088
Silgan Holdings, Inc.		6.750	11/15/2013		285,000	287,850	—	—	—	285,000	287,850
Smurfit-Stone Container Corp.		9.750	2/1/2011		140,000	149,800	—	—	—	140,000	149,800
Stone Container Finance		7.375	7/15/2014		95,000	93,575	—	—	—	95,000	93,575

Packaging and Containers Total						1,130,313		1,259,700			2,390,013

Transportation				0.5%
Burlington Northern Santa Fe Corp.		6.750	7/15/2011		—	—	4,184,000	4,592,091	—	4,184,000	4,592,091
Canadian National Railway Co.		6.900	7/15/2028		—	—	3,339,000	3,891,711	—	3,339,000	3,891,711
Canadian National Railway Co.		7.195	1/2/2016		1,906,913	2,211,065	—	—	—	1,906,913	2,211,065

						Columbia Fixed Income Securities Fund		Nations Bond Fund
						Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
			Rate (%)	Maturity		Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
CHC Helicopter Corp.	(a	)	7.375	5/1/2014		—	—	500,000	486,875	—	500,000	486,875
CHC Helicopter Corp.			7.375	5/1/2014		—	—	185,000	180,144	—	185,000	180,144
Offshore Logistics, Inc.			6.125	6/15/2013		205,000	199,875	—	—	—	205,000	199,875
QDI Capital Corp.			9.000	11/15/2010		—	—	385,000	377,300	—	385,000	377,300
Ship Finance International Ltd.			8.500	12/15/2013		—	—	800,000	792,000	—	800,000	792,000
Stena AB			7.000	12/1/2016		—	—	1,000,000	925,000	—	1,000,000	925,000
Teekay Shipping Corp.			8.875	7/15/2011		325,000	368,063	—	—	—	325,000	368,063
TFM SA de CV			10.250	6/15/2007		—	—	210,000	222,600	—	210,000	222,600
Union Pacific Corp.			3.875	2/15/2009		790,000	767,754	—	—	—	790,000	767,754

Transportation Total							3,546,756		11,467,721			15,014,477

TOTAL INDUSTRIALS							13,262,405		36,436,170			49,698,575

TECHNOLOGY					0.4%
Computers					0.4%
Hewlett-Packard Co.			5.750	12/15/2006		—	—	6,394,000	6,556,478	—	6,394,000	6,556,478
International Business Machines Corp.			4.875	10/1/2006		—	—	3,173,000	3,215,436	—	3,173,000	3,215,436
International Business Machines Corp.			5.875	11/29/2032		1,000,000	1,043,310	—	—	—	1,000,000	1,043,310

Computers Total							1,043,310		9,771,914			10,815,224

Semiconductors					0.0%
Amkor Technology, Inc.	(b	)	9.250	2/15/2008		—	—	365,000	348,575	—	365,000	348,575
Freescale Semiconductor, Inc.			6.875	7/15/2011		175,000	179,813	—	—	—	175,000	179,813

Semiconductors Total							179,813		348,575			528,388

TOTAL TECHNOLOGY							1,223,123		10,120,489			11,343,611

UTILITIES					2.3%
Electric					2.3%
AEP Texas Central Co.			6.650	2/15/1933		—	—	5,830,000	6,496,206	—	5,830,000	6,496,206
AES Corp.			7.750	3/1/2014		110,000	113,575	—	—	—	110,000	113,575
Appalachian Power Co.			3.600	5/15/2008		—	—	1,804,000	1,750,618	—	1,804,000	1,750,618
Calpine Corp.	(a	)(b)	12.290	7/15/2010		—	—	600,000	471,000	—	600,000	471,000
Calpine Generating Co. LLC	(b	)(d)	11.050	4/1/2011		—	—	510,000	487,050	—	510,000	487,050
CenterPoint Energy Houston Electric LLC			5.750	1/15/2014		1,400,000	1,453,830	—	—	—	1,400,000	1,453,830
Con Edison Co.			4.700	6/15/2009		—	—	2,980,000	2,996,029	—	2,980,000	2,996,029
Dominion Resources, Inc.			5.000	3/15/2013		—	—	912,000	898,709	—	912,000	898,709
Edison Mission Energy			9.875	4/15/2011		—	—	500,000	577,500	—	500,000	577,500
Exelon Generation Co. LLC			5.350	1/15/2014		—	—	2,125,000	2,132,790	—	2,125,000	2,132,790
Exelon Generation Co. LLC			6.950	6/15/2011		1,300,000	1,431,352	—	—	—	1,300,000	1,431,352
FirstEnergy Corp.			6.450	11/15/2011		—	—	2,626,000	2,770,548	—	2,626,000	2,770,548
FirstEnergy Corp.			7.375	11/15/2031		—	—	1,341,000	1,518,953	—	1,341,000	1,518,953
FPL Energy National Wind	(a	)	5.608	3/10/2024		—	—	636,000	628,692	—	636,000	628,692
Kiowa Power Partners LLC	(a	)	5.737	3/30/2021		—	—	2,190,000	2,143,068	—	2,190,000	2,143,068
Midamerican Energy Holdings Co.			5.000	2/15/2014		—	—	4,302,000	4,197,741	—	4,302,000	4,197,741
Nevada Power Co.			5.875	1/15/2015		50,000	48,750	—	—	—	50,000	48,750
Nevada Power Co.			6.500	4/15/2012		40,000	41,100	—	—	—	40,000	41,100
NiSource Finance Corp.			5.400	7/15/2014		—	—	3,631,000	3,657,027	—	3,631,000	3,657,027
NorthWestern Corp.			5.875	11/1/2014		10,000	9,938	—	—	—	10,000	9,938
Orion Power Holdings, Inc.			12.000	5/1/2010		—	—	700,000	850,500	—	700,000	850,500
Pacific Gas & Electric Co.			4.200	3/1/2011		—	—	976,000	940,372	—	976,000	940,372
Pacific Gas & Electric Co.			6.050	3/1/2034		—	—	1,377,000	1,413,924	—	1,377,000	1,413,924
Pepco Holdings, Inc.			5.500	8/15/2007		—	—	1,416,000	1,448,796	—	1,416,000	1,448,796
Progress Energy, Inc.			6.050	4/15/2007		—	—	7,344,000	7,574,638	—	7,344,000	7,574,638
PSEG Energy Holdings LLC			8.625	2/15/2008		—	—	500,000	527,500	—	500,000	527,500
Public Service Electric & Gas Co.			4.000	11/1/2008		—	—	1,701,000	1,669,822	—	1,701,000	1,669,822

						Columbia Fixed Income Securities Fund		Nations Bond Fund
						Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
			Rate (%)	Maturity		Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
Scottish Power PLC			4.910	3/15/2010		1,300,000	1,301,716	—	—	—	1,300,000	1,301,716
Southern Co. Capital Funding, Inc.			5.300	2/1/2007		—	—	3,248,000	3,340,484	—	3,248,000	3,340,484
Southern Power Co.			6.250	7/15/2012		—	—	1,753,000	1,883,378	—	1,753,000	1,883,378
Texas Genco LLC	(a	)	6.875	12/15/2014		—	—	245,000	245,613	—	245,000	245,613
TXU Energy Co. LLC	(a	)	5.550	11/15/2014		—	—	3,450,000	3,273,398	—	3,450,000	3,273,398
TXU Energy Co. LLC	(a	)	6.550	11/15/2034		—	—	5,000,000	4,740,230	—	5,000,000	4,740,230
Virginia Electric & Power Co.			5.375	2/1/2007		—	—	3,516,000	3,584,864	—	3,516,000	3,584,864

Electric Total							4,400,261		62,219,452			66,619,712

Gas					0.0%
Sempra Energy			4.750	5/15/2009		750,000	745,838	—	—	—	750,000	745,838

Gas Total							745,838		—			745,838

TOTAL UTILITIES							5,146,098		62,219,452			67,365,550

TOTAL CORPORATE NOTES AND BONDS							100,868,384		654,244,577			755,112,961

MORTGAGE-BACKED SECURITIES					26.0%
Agency Collateralized Mortgage Obligations					1.3%
Federal Home Loan Mortgage Corp.			4.000	11/15/2016		—	—	10,000,000	9,615,422	—	10,000,000	9,615,422
Interest Only			5.500	1/25/2023		—	—	9,220,671	722,919	—	9,220,671	722,919
Interest Only			5.500	5/15/2027		—	—	9,714,152	948,160	—	9,714,152	948,160
Federal National Mortgage Association								—	—	—	—	—
			4.500	4/25/2017		—	—	10,000,000	9,838,712	—	10,000,000	9,838,712
			5.500	8/25/2017		—	—	8,781,320	8,916,313	—	8,781,320	8,916,313
			6.000	4/25/2017		—	—	8,178,200	8,514,861	—	8,178,200	8,514,861
			8.250	3/25/2006		—	—	15,553	15,705	—	15,553	15,705

Agency Collateralized Mortgage Obligations Total							—		38,572,093			38,572,093

Mortgage-Backed Obligations					24.7%
Federal Home Loan Mortgage Corp.			3.500	10/1/2018		4,729,791	4,393,169	—	—	—	4,729,791	4,393,169
			4.000	9/15/2015		6,775,000	6,651,183	—	—	—	6,775,000	6,651,183
			4.000	10/15/2018		9,300,000	8,530,243	—	—	—	9,300,000	8,530,243
			4.000	10/15/2026		7,720,000	7,594,431	—	—	—	7,720,000	7,594,431
			4.500	10/15/2018		3,166,000	3,166,009	—	—	—	3,166,000	3,166,009
			4.500	5/1/2019		22,346,715	21,898,766	—	—	—	22,346,715	21,898,766
			4.500	2/15/2027		2,050,000	2,023,422	—	—	—	2,050,000	2,023,422
			4.500	7/15/2027		6,880,000	6,790,905	—	—	—	6,880,000	6,790,905
			4.500	8/15/2028		2,430,000	2,370,310	—	—	—	2,430,000	2,370,310
			5.000	5/1/2034		2,495,055	2,442,832	—	—	—	2,495,055	2,442,832
			5.500	12/1/2017		376,370	384,445	—	—	—	376,370	384,445
			5.500	12/1/2018		2,373,225	2,424,689	—	—	—	2,373,225	2,424,689
			5.500	7/1/2019		1,778,934	1,816,589	—	—	—	1,778,934	1,816,589
			5.500	9/1/2034		4,836,929	4,852,716	—	—	—	4,836,929	4,852,716
			6.000	5/1/2017		156,610	161,840	—	—	—	156,610	161,840
			6.000	7/1/2017		3,838,844	3,967,044	—	—	—	3,838,844	3,967,044
			6.000	6/15/2031		4,303,510	4,393,422	—	—	—	4,303,510	4,393,422
			6.500	10/15/2023		510,000	537,647	—	—	—	510,000	537,647
			6.500	11/15/2030		1,750,833	1,795,831	—	—	—	1,750,833	1,795,831
			6.500	8/1/2032		210,281	218,544	—	—	—	210,281	218,544
			6.500	11/1/2032		—	—	21,034,241	21,860,866	—	21,034,241	21,860,866
			6.750	3/15/2031		—	—	2,000,000	2,438,800	—	2,000,000	2,438,800
			8.000	11/1/2009		—	—	31,984	33,664	—	31,984	33,664
			8.000	4/1/2010		—	—	24,134	25,515	—	24,134	25,515

				Columbia Fixed Income Securities Fund		Nations Bond Fund
				Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
	Rate (%)	Maturity		Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
	8.500	11/1/2026		—	—	298,512	325,856	—	298,512	325,856
TBA (e)	4.500	3/15/2020		—	—	37,000,000	36,213,750	—	37,000,000	36,213,750
TBA (e)	4.500	3/15/2035		—	—	30,000,000	28,481,250	—	30,000,000	28,481,250
TBA (e)	5.500	3/15/2035		—	—	15,000,000	15,037,500	—	15,000,000	15,037,500
TBA (e)	6.000	3/15/2035		—	—	20,000,000	20,462,500	—	20,000,000	20,462,500
Federal Housing Administration	8.500	5/1/2023		2,086,225	2,086,225	—	—	—	2,086,225	2,086,225
Federal National Mortgage Association
(d)	4.185	8/1/2036		—	—	70,632	71,973	—	70,632	71,973
	4.500	11/25/2014		2,050,000	2,041,195	—	—	—	2,050,000	2,041,195
	5.000	6/1/2018		4,611,118	4,613,632	—	—	—	4,611,118	4,613,632
	5.000	7/1/2018		2,790,750	2,792,271	—	—	—	2,790,750	2,792,271
	5.000	8/1/2018		1,847,041	1,848,048	—	—	—	1,847,041	1,848,048
	5.948	6/1/2032		71,171	71,900	—	—	—	71,171	71,900
	6.000	3/1/2009		800,829	813,594	—	—	—	800,829	813,594
	6.000	9/1/2016		—	—	197,701	204,278	—	197,701	204,278
	6.000	8/1/2034		291,200	297,724	—	—	—	291,200	297,724
	6.089	7/1/2032		903,032	907,009	—	—	—	903,032	907,009
	6.500	7/25/2030		301,431	301,384	—	—	—	301,431	301,384
	6.500	5/1/2032		—	—	284,772	296,075	—	284,772	296,075
	6.500	7/1/2032		82,202	85,465	146,523	152,339	—	228,725	237,804
	6.500	8/1/2032		—	—	894,989	930,754	—	894,989	930,754
	6.500	11/1/2032		—	—	250,382	260,321	—	250,382	260,321
	6.500	1/1/2033		—	—	8,474,528	8,814,201	—	8,474,528	8,814,201
	6.500	5/1/2033		—	—	2,164,428	2,251,182	—	2,164,428	2,251,182
	7.000	10/1/2011		—	—	357,052	374,139	—	357,052	374,139
	8.000	12/1/2009		—	—	643,978	657,271	—	643,978	657,271
	10.000	9/1/2018		—	—	109,963	123,133	—	109,963	123,133
TBA (e)	5.000	4/15/2020		—	—	141,476,000	141,343,296	—	141,476,000	141,343,296
TBA (e)	5.000	4/15/2035		—	—	112,610,000	110,076,275	—	112,610,000	110,076,275
TBA (e)	5.500	3/15/2035		—	—	39,000,000	39,048,750	—	39,000,000	39,048,750
TBA (e)	6.500	4/15/2035		—	—	105,500,000	109,456,250	—	105,500,000	109,456,250
Government National Mortgage Association
	4.500	4/16/2028		2,090,000	2,068,274	—	—	—	2,090,000	2,068,274
	5.000	5/15/2033		1,997,557	1,972,480	—	—	—	1,997,557	1,972,480
	5.000	2/15/2035		621,970	614,701	—	—	—	621,970	614,701
	5.500	3/15/2035		—	—	59,559,000	60,080,141	—	59,559,000	60,080,141
	6.000	5/15/2033		999,512	1,027,818	—	—	—	999,512	1,027,818
	7.000	1/15/2030		—	—	2,303,398	2,438,621	—	2,303,398	2,438,621
	7.500	12/15/2023		—	—	1,898,420	2,049,948	—	1,898,420	2,049,948
	7.500	7/20/2028		—	—	860,066	919,878	—	860,066	919,878
	8.000	11/15/2007		—	—	15,648	16,139	—	15,648	16,139
	8.000	5/15/2017		—	—	18,869	20,411	—	18,869	20,411
	8.500	12/15/2005		—	—	1,379	1,393	—	1,379	1,393
	8.500	4/15/2006		—	—	808	828	—	808	828
	8.500	2/15/2025		—	—	206,805	227,613	—	206,805	227,613
	9.500	6/15/2009		—	—	9,054	9,684	—	9,054	9,684
	9.500	9/15/2009		—	—	2,731	2,921	—	2,731	2,921
	13.000	1/15/2011		—	—	9,208	10,354	—	9,208	10,354
	13.000	2/15/2011		—	—	3,727	4,191	—	3,727	4,191

Mortgage-Backed Obligations Total					107,955,755		604,722,059			712,677,815

TOTAL MORTGAGE-BACKED SECURITIES					107,955,755		643,294,152			751,249,907

GOVERNMENT AGENCIES AND OBLIGATIONS			15.8%
Foreign Government Bonds			4.4%
African Development Bank	1.950	3/23/2010	JPY	—	—	475,000,000	4,742,819	—	475,000,000	4,742,819

				Columbia Fixed Income Securities Fund		Nations Bond Fund
				Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
	Rate (%)	Maturity		Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
Aries Vermoegensverwaltungs GmbH	9.600	10/25/2014	USD	—	—	1,000,000	1,203,200	—	1,000,000	1,203,200
Corp. Andina de Fomento	6.375	6/18/2009	EUR	—	—	870,000	1,257,452	—	870,000	1,257,452
Eksportfinans A/S	1.800	6/21/2010	JPY	—	—	300,000,000	2,975,966	—	300,000,000	2,975,966
European Investment Bank	3.625	10/15/2013	EUR	—	—	860,000	1,126,820	—	860,000	1,126,820
European Investment Bank	7.625	12/7/2007	GBP	—	—	190,000	383,238	—	190,000	383,238
Export-Import Bank of Korea	4.625	3/16/2010	USD	—	—	2,425,000	2,388,011	—	2,425,000	2,388,011
Federal Republic of Brazil	3.125	4/15/2012		—	—	1,804,426	1,693,995	—	1,804,426	1,693,995
Federal Republic of Brazil	10.250	6/17/2013		—	—	1,925,000	2,093,438	—	1,925,000	2,093,438
Federal Republic of Brazil	14.500	10/15/2009		—	—	1,715,000	2,154,040	—	1,715,000	2,154,040
Federal Republic of Germany	4.250	7/4/2014	EUR	—	—	3,110,000	4,253,376	—	3,110,000	4,253,376
Federal Republic of Germany	5.250	7/4/2010	EUR	—	—	2,575,000	3,693,654	—	2,575,000	3,693,654
Government of Canada	5.250	6/1/2013	CAD	—	—	2,240,000	1,977,277	—	2,240,000	1,977,277
Government of Canada	5.500	6/1/2010	CAD	—	—	400,000	355,165	—	400,000	355,165
Government of Finland	5.375	7/4/2013	EUR	—	—	725,000	1,069,211	—	725,000	1,069,211
Inter-American Development Bank	1.900	7/8/2009	JPY	—	—	120,000,000	1,195,767	—	120,000,000	1,195,767
International Bank for Reconstruction & Development	2.000	2/18/2008	JPY	—	—	315,000,000	3,095,485	—	315,000,000	3,095,485
Irish Treasury Bond	5.000	4/18/2013	EUR	—	—	1,570,000	2,262,937	—	1,570,000	2,262,937
Kingdom of Norway	6.000	5/16/2011	NOK	—	—	3,975,000	707,786	—	3,975,000	707,786
Kingdom of Spain	5.000	7/30/2012	EUR	—	—	2,765,000	3,966,447	—	2,765,000	3,966,447
Kingdom of Sweden	4.000	12/1/2009	SEK	—	—	2,110,000	310,814	—	2,110,000	310,814
Kingdom of Sweden	5.500	10/8/2012	SEK	—	—	4,730,000	759,142	—	4,730,000	759,142
New South Wales Treasury Corp.	7.000	12/1/2010	AUD	—	—	620,000	504,374	—	620,000	504,374
New Zealand Government	6.000	11/15/2011	NZD	—	—	1,325,000	932,177	—	1,325,000	932,177
New Zealand Government	6.500	2/15/2006	NZD	—	—	250,000	178,243	—	250,000	178,243
Peoples Republic of China	4.750	10/29/2013	USD	—	—	600,000	591,437	—	600,000	591,437
Province of Ontario	1.875	1/25/2010	JPY	—	—	515,000,000	5,127,866	—	515,000,000	5,127,866
Province of Quebec	7.000	1/30/2007	USD	1,490,000	1,567,659	—	—	—	1,490,000	1,567,659
Republic of Bulgaria	7.500	1/15/2013	EUR	—	—	590,000	948,677	—	590,000	948,677
Republic of Bulgaria	8.250	1/15/2015	USD	—	—	250,000	304,000	—	250,000	304,000
Republic of Chile	5.500	1/15/2013		—	—	1,649,000	1,685,443	—	1,649,000	1,685,443
Republic of Colombia	9.750	4/9/2011		—	—	1,578,026	1,735,828	—	1,578,026	1,735,828
Republic of Colombia	11.500	5/31/2011	EUR	—	—	665,000	1,048,788	—	665,000	1,048,788
Republic of France	4.750	10/25/2012		—	—	2,640,000	3,736,280	—	2,640,000	3,736,280
Republic of France	5.500	10/25/2010		—	—	2,330,000	3,389,180	—	2,330,000	3,389,180
Republic of Greece	5.350	5/18/2011		—	—	730,000	1,052,646	—	730,000	1,052,646
Republic of Italy	0.375	10/10/2006	JPY	—	—	330,000,000	3,099,917	—	330,000,000	3,099,917
Republic of Italy	2.500	3/31/2006	USD	2,750,000	2,721,043	—	—	—	2,750,000	2,721,043
Republic of Italy	4.250	11/1/2009	EUR	—	—	2,350,000	3,217,725	—	2,350,000	3,217,725
Republic of Italy	4.250	2/1/2015		—	—	3,270,000	4,434,639	—	3,270,000	4,434,639
Republic of Panama	8.875	9/30/2027	USD	—	—	660,000	709,500	—	660,000	709,500
Republic of Panama	9.375	7/23/2012		—	—	825,000	932,250	—	825,000	932,250
Republic of Peru	7.500	10/14/2014	EUR	—	—	170,000	228,673	—	170,000	228,673
Republic of Peru	9.125	2/21/2012	USD	—	—	1,490,000	1,676,250	—	1,490,000	1,676,250
Republic of Philippines	10.625	3/16/2025		—	—	1,580,000	1,690,600	—	1,580,000	1,690,600
Republic of Poland	5.250	1/15/2014		—	—	580,000	589,280	—	580,000	589,280
Republic of Poland	6.000	5/24/2009	PLN	—	—	2,700,000	875,023	—	2,700,000	875,023
Republic of Poland	6.250	7/3/2012	USD	—	—	450,000	486,900	—	450,000	486,900
Republic of South Africa	6.500	6/2/2014		—	—	2,768,000	2,906,400	—	2,768,000	2,906,400
Republic of Venezuela	9.250	9/15/2027		—	—	2,000,000	1,986,000	—	2,000,000	1,986,000
Russian Federation		3/31/2030		—	—	2,470,000	2,530,515	—	2,470,000	2,530,515
Russian Federation	8.750	7/24/2005		—	—	580,000	588,758	—	580,000	588,758
Russian Federation	10.000	6/26/2007		—	—	1,200,000	1,319,760	—	1,200,000	1,319,760
United Kingdom Treasury	5.000	9/7/2014	GBP	—	—	1,810,000	3,500,547	—	1,810,000	3,500,547
United Kingdom Treasury	6.250	11/25/2010	GBP	—	—	255,000	519,977	—	255,000	519,977
United Mexican States	6.375	1/16/2013	USD	—	—	3,056,000	3,170,600	—	3,056,000	3,170,600

				Columbia Fixed Income Securities Fund		Nations Bond Fund
				Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
	Rate (%)	Maturity		Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
United Mexican States	7.375	3/13/2008	EUR	—	—	840,000	1,210,156	—	840,000	1,210,156
United Mexican States	7.500	4/8/2033	USD	1,890,000	2,003,400	8,141,000	8,629,460	—	10,031,000	10,632,860
United Mexican States	8.375	1/14/2011		—	—	8,545,000	9,724,210	—	8,545,000	9,724,210
Victoria Treasury Corp.	7.500	8/15/2008	AUD	—	—	755,000	612,740	—	755,000	612,740

Total Foreign Government Bonds					6,292,101		119,540,860			125,832,961

U.S. Government Agencies and Obligations			11.4%
Federal Home Loan Bank
		4/13/2005		—	—	54,000,000	53,951,400	—	54,000,000	53,951,400
		4/22/2005		—	—	25,000,000	24,960,625	—	25,000,000	24,960,625
	2.250	9/13/2005		3,060,000	3,047,341	—	—	—	3,060,000	3,047,341
	3.000	5/15/2006		350,000	346,983	—	—	—	350,000	346,983
	3.625	11/14/2008		—	—	2,300,000	2,248,581	—	2,300,000	2,248,581
	3.875	6/14/2013		—	—	2,500,000	2,365,243	—	2,500,000	2,365,243
Federal Home Loan Mortgage Corp.
	2.875	5/15/2007		—	—	4,000,000	3,910,444	—	4,000,000	3,910,444
	4.500	1/15/2013		—	—	4,078,000	4,009,473	—	4,078,000	4,009,473
	4.875	11/15/2013		—	—	7,510,000	7,541,677	—	7,510,000	7,541,677
	5.125	1/15/2012		—	—	1,620,000	2,315,016	—	1,620,000	2,315,016
	5.750	3/15/2009		—	—	3,634,000	3,813,996	—	3,634,000	3,813,996
	6.000	6/15/2011		—	—	5,250,000	5,631,161	—	5,250,000	5,631,161
Federal National Mortgage Association
	2.125	10/9/2007		—	—	320,000,000	3,134,405	—	320,000,000	3,134,405
	3.250	2/15/2009		—	—	4,000,000	3,841,420	—	4,000,000	3,841,420
	4.125	4/15/2014		—	—	7,000,000	6,645,198	—	7,000,000	6,645,198
	4.375	7/17/2013		—	—	40,000,000	38,315,120	—	40,000,000	38,315,120
	5.250	1/15/2009		—	—	5,249,000	5,409,950	—	5,249,000	5,409,950
	7.250	5/15/1930		—	—	2,567,000	3,308,732	—	2,567,000	3,308,732
U.S. Treasury Bonds
	5.375	2/15/2031		—	—	5,300,000	5,776,380	—	5,300,000	5,776,380
	6.250	8/15/2023		3,000,000	3,493,008	18,500,000	21,540,216	—	21,500,000	25,033,224
	6.250	5/15/2030		—	—	14,000,000	16,820,776	—	14,000,000	16,820,776
U.S. Treasury Inflation Index Notes
	3.625	1/15/2008		7,778,309	8,365,423	—	—	—	7,778,309	8,365,423
	3.875	1/15/2009		—	—	2,674,279	2,949,198	—	2,674,279	2,949,198
U.S. Treasury Notes
	1.625	1/15/2015		—	—	2,995,950	2,951,712	—	2,995,950	2,951,712
	2.000	8/31/2005		—	—	2,500,000	2,489,453	—	2,500,000	2,489,453
	3.000	11/15/2007		—	—	21,500,000	21,033,042	—	21,500,000	21,033,042
	3.125	1/31/2007		—	—	3,000,000	2,966,016	—	3,000,000	2,966,016
	3.500	11/15/2006		3,000,000	2,953,710	—	—	—	3,000,000	2,953,710
	3.625	1/15/2010		—	—	20,000,000	19,521,100	—	20,000,000	19,521,100
	4.000	2/15/2015		—	—	10,600,000	10,184,279	—	10,600,000	10,184,279
	4.250	11/15/2013		160,000	159,500	—	—	—	160,000	159,500
U.S. Treasury STRIPS		11/15/2013		—	—	20,650,000	13,951,470	—	20,650,000	13,951,470
		5/15/2023		—	—	50,000,000	20,179,750	—	50,000,000	20,179,750

U.S. Government Agencies and Obligations Total					18,365,965		311,765,831			330,131,796

TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS					24,658,066		431,306,691			455,964,757

ASSET-BACKED SECURITIES			14.7%
American Express Credit Account Master Trust	3.160	11/15/2007		—	—	15,000,000	15,000,548	—	15,000,000	15,000,548
AmeriCredit Automobile Receivables Trust	1.490	5/7/2007		—	—	1,771,257	1,766,536	—	1,771,257	1,766,536
AmeriCredit Automobile Receivables Trust	5.370	6/12/2008		—	—	1,100,409	1,109,159	—	1,100,409	1,109,159
AQ Finance NIM Trust	3.110	8/25/2008		—	—	700,423	700,726	—	700,423	700,726

			Columbia Fixed Income Securities Fund		Nations Bond Fund
			Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
	Rate (%)	Maturity	Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
Argent NIM Trust	4.550	4/25/2034	—	—	393,879	393,954	—	393,879	393,954
Bank One Issuance Trust	2.930	6/15/2010	—	—	9,000,000	9,022,127	—	9,000,000	9,022,127
Bank One Issuance Trust	2.940	6/16/2008	—	—	2,089,428	2,082,964	—	2,089,428	2,082,964
Bank One Issuance Trust	3.040	2/17/2009	—	—	4,250,000	4,255,522	—	4,250,000	4,255,522
Bear Stearns Asset Backed Security, Inc.	2.960	2/25/2035	—	—	9,709,686	9,709,606	—	9,709,686	9,709,606
Bear Stearns Asset Backed Security, Inc.	3.200	3/25/2035	—	—	10,037,510	10,044,075	—	10,037,510	10,044,075
Bear Stearns Asset Backed Security, Inc.	3.350	8/25/2034	—	—	1,563,596	1,572,404	—	1,563,596	1,572,404
Bear Stearns Commercial Mortgage Securities, Inc.	3.869	2/11/2041	—	—	10,000,000	9,694,779	—	10,000,000	9,694,779
BMW Vehicle Owner Trust	1.940	2/25/2007	—	—	1,890,638	1,882,846	—	1,890,638	1,882,846
Bombardier Capital Mortgage Securitization Corp.	6.230	4/15/2028	—	—	188,864	191,757	—	188,864	191,757
Capital Auto Receivables Asset Trust	2.860	1/16/2006	—	—	1,108,215	1,108,269	—	1,108,215	1,108,269
Capital Auto Receivables Asset Trust	3.090	1/15/2009	—	—	1,236,343	1,238,527	—	1,236,343	1,238,527
Capital Auto Receivables Asset Trust	4.180	10/15/2007	—	—	795,769	797,629	—	795,769	797,629
Capital One Master Trust	4.550	2/15/2008	—	—	3,500,000	3,501,704	—	3,500,000	3,501,704
Capital One Multi-Asset Execution Trust	3.490	7/15/2008	—	—	10,000,000	10,014,579	—	10,000,000	10,014,579
Capital One Prime Auto Receivables Trust	1.470	6/15/2006	—	—	376,603	376,165	—	376,603	376,165
CDC Mortgage Capital Trust	3.080	3/25/2034	—	—	1,003,018	1,003,322	—	1,003,018	1,003,322
Chase Credit Card Master Trust	3.710	7/16/2007	—	—	2,630,000	2,630,642	—	2,630,000	2,630,642
Chase Funding Mortgage Loan	2.960	11/25/2018	—	—	1,561,443	1,561,431	—	1,561,443	1,561,431
Chase Funding Net Interest Margin	5.000	1/27/2035	—	—	68,394	68,394	—	68,394	68,394
Chase Manhattan Auto Owner Trust	1.520	5/15/2007	—	—	2,880,839	2,861,199	—	2,880,839	2,861,199
Chase Manhattan Auto Owner Trust	2.040	12/15/2009	—	—	1,719,590	1,683,371	—	1,719,590	1,683,371
Chase Manhattan Auto Owner Trust	2.260	1/15/2007	—	—	2,000,000	1,978,760	—	2,000,000	1,978,760
Chase Manhattan Auto Owner Trust	2.780	6/15/2010	—	—	1,500,000	1,475,041	—	1,500,000	1,475,041
CIT Equipment Collateral	4.670	12/21/2009	—	—	14,547,647	14,576,932	—	14,547,647	14,576,932
Citibank Credit Card Issuance Trust	4.400	5/15/2007	—	—	4,100,000	4,106,521	—	4,100,000	4,106,521
Citiscape Home Equity Loan Trust	7.940	10/25/2018	415,527	415,203	—	—	—	415,527	415,203
ContiMortgage Home Equity Trust	6.880	1/15/2028	—	—	488,145	493,288	—	488,145	493,288
ContiMortgage Home Equity Trust	7.680	12/25/2029	1,302,577	1,317,140	—	—	—	1,302,577	1,317,140
Countrywide Asset-Backed Certificates	2.890	5/25/2035	—	—	10,000,000	10,000,000	—	10,000,000	10,000,000
Countrywide Asset-Backed Certificates	2.940	10/25/2026	—	—	12,184,000	12,184,000	—	12,184,000	12,184,000
Countrywide Asset-Backed Certificates	2.970	3/25/2035	—	—	13,000,000	13,000,000	—	13,000,000	13,000,000
Fannie Mae Whole Loan	7.800	6/25/2026	450,696	477,862	—	—	—	450,696	477,862
First Alliance Mortgage Loan Trust	7.625	7/25/2025	—	—	1,964,487	1,960,184	—	1,964,487	1,960,184
First Plus Home Loan Trust	7.720	5/10/2024	—	—	468,441	468,021	—	468,441	468,021
Ford Credit Auto Owner Trust	2.860	1/15/2007	—	—	4,717,810	4,718,978	—	4,717,810	4,718,978
Ford Credit Auto Owner Trust	3.160	8/15/2007	—	—	5,000,000	4,933,260	—	5,000,000	4,933,260
Ford Credit Auto Owner Trust	5.180	10/16/2006	—	—	6,610,000	6,652,263	—	6,610,000	6,652,263
GMAC Commercial Mortgage Securities, Inc. I/O	1.519	7/15/2029	—	—	50,160,003	1,962,029	—	50,160,003	1,962,029
GMAC Mortgage Loan Corp. Trust	2.930	6/25/2034	—	—	5,000,000	5,001,686	—	5,000,000	5,001,686
Gracechurch Card Funding PLC	3.000	2/17/2009	—	—	3,500,000	3,503,805	—	3,500,000	3,503,805
Harley-Davidson Motorcycle Trust	1.340	1/15/2008	—	—	532,862	530,662	—	532,862	530,662
Harley-Davidson Motorcycle Trust	1.890	2/15/2011	—	—	488,756	474,481	—	488,756	474,481
Harley-Davidson Motorcycle Trust	2.180	1/15/2009	—	—	3,171,498	3,143,708	—	3,171,498	3,143,708
Harley-Davidson Motorcycle Trust	2.960	2/15/2012	—	—	2,660,503	2,622,260	—	2,660,503	2,622,260
Honda Auto Receivables Owner Trust	1.690	2/21/2007	—	—	2,947,471	2,928,449	—	2,947,471	2,928,449
Honda Auto Receivables Owner Trust	1.920	11/20/2006	—	—	1,477,596	1,472,995	—	1,477,596	1,472,995
Honda Auto Receivables Owner Trust	3.000	5/18/2006	—	—	144,300	144,283	—	144,300	144,283
Household Automotive Trust	2.310	4/17/2008	—	—	2,944,400	2,919,182	—	2,944,400	2,919,182
IMC Home Equity Loan Trust	7.310	11/20/2028	3,611,005	3,613,028	—	—	—	3,611,005	3,613,028
IMC Home Equity Loan Trust	7.500	4/25/2026	1,101,477	1,123,087	—	—	—	1,101,477	1,123,087
IMC Home Equity Loan Trust	7.520	8/20/2028	1,459,258	1,458,937	—	—	—	1,459,258	1,458,937
Irwin Home Equity	3.020	9/25/2017	—	—	7,672,667	7,673,998	—	7,672,667	7,673,998
Keycorp Student Loan Trust	3.010	7/25/2029	—	—	15,326,528	15,443,460	—	15,326,528	15,443,460
Long Beach Mortgage Loan Trust	2.930	3/25/2035	—	—	8,340,000	8,340,000	—	8,340,000	8,340,000

				Columbia Fixed Income Securities Fund		Nations Bond Fund
				Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
	Rate (%)	Maturity		Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
MBNA Credit Card Master Note Trust	2.920	8/17/2009		—	—	12,920,000	12,944,588	—	12,920,000	12,944,588
MBNA Master Credit Card Trust USA	3.110	2/15/2008		—	—	7,000,000	7,003,835	—	7,000,000	7,003,835
MMCA Automobile Trust	5.750	6/15/2007		—	—	124,975	125,526	—	124,975	125,526
Morgan Stanley ABS Capital	2.910	2/25/2035		—	—	10,000,000	10,000,000	—	10,000,000	10,000,000
Morgan Stanley ABS Capital	3.030	5/25/2034		—	—	11,973,845	11,973,745	—	11,973,845	11,973,745
New Century Home Equity Loan Trust	7.320	7/25/2029		196,750	199,519	—	—	—	196,750	199,519
Oakwood Mortgage Investors, Inc.	3.040	5/15/2013		—	—	1,320,721	1,122,914	—	1,320,721	1,122,914
Oncor Electric Delivery Transition Bond Co.	2.260	2/15/2009		—	—	5,819,634	5,724,268	—	5,819,634	5,724,268
Onyx Acceptance Auto Trust	3.380	1/15/2008		—	—	10,750,000	10,714,942	—	10,750,000	10,714,942
Popular ABS Mortgage Pass-Through Trust	2.940	4/25/2035		—	—	17,000,000	17,000,000	—	17,000,000	17,000,000
Renaissance Home Equity Loan Trust	2.870	5/25/2035		—	—	9,000,000	9,000,000	—	9,000,000	9,000,000
Residential Asset Mortgage Products, Inc.	3.020	8/25/2022		—	—	5,989,272	5,990,137	—	5,989,272	5,990,137
Salomon Brothers Mortgage Securities VII, Inc.	7.150	6/25/2028		460,628	457,988	—	—	—	460,628	457,988
Securitized Asset Backed Receivables LLC Trust	3.100	2/25/2034		—	—	2,652,092	2,652,071	—	2,652,092	2,652,071
SLM Student Loan Trust	2.730	10/25/2012		—	—	4,500,000	4,500,578	—	4,500,000	4,500,578
SLM Student Loan Trust	2.730	4/25/2014		—	—	11,500,000	11,509,558	—	11,500,000	11,509,558
SLM Student Loan Trust	2.740	1/25/2013		—	—	4,500,000	4,504,659	—	4,500,000	4,504,659
SLM Student Loan Trust	2.740	1/25/2013		—	—	9,000,000	8,982,451	—	9,000,000	8,982,451
SLM Student Loan Trust	2.810	4/25/2017		—	—	15,280,937	15,315,013	—	15,280,937	15,315,013
SLM Student Loan Trust	2.860	1/25/2012		—	—	12,529,237	12,574,913	—	12,529,237	12,574,913
Structured Asset Investment Loan Trust	2.970	3/25/2035		—	—	5,922,000	5,922,000	—	5,922,000	5,922,000
The Money Store Home Equity Trust	2.960	8/15/2029		—	—	10,732,497	10,731,802	—	10,732,497	10,731,802
Volkswagen Auto Lease Trust	3.940	10/20/2010		—	—	9,585,000	9,488,192	—	9,585,000	9,488,192
WFS Financial Owner Trust	1.510	7/20/2007		—	—	1,993,225	1,982,943	—	1,993,225	1,982,943
WFS Financial Owner Trust	2.340	8/22/2011		—	—	3,465,339	3,395,763	—	3,465,339	3,395,763
World Omni Auto Receivables	4.490	8/20/2008		—	—	6,149,046	6,170,382	—	6,149,046	6,170,382

TOTAL ASSET-BACKED SECURITIES					9,062,764		416,310,761			425,373,525

INVESTMENT MANAGEMENT COMPANY			4.3%
Nations Cash Reserves Fund, Capital Class Shares				—	—	125,216,000	125,216,000	—	125,216,000	125,216,000

TOTAL INVESTMENT MANAGEMENT COMPANY					—		125,216,000			125,216,000

COLATERALIZED MORTGAGE OBLIGATIONS			2.7%
Collateralized Mortgage Obligations			2.5%
Bear Stearns Alt-A Trust	3.200	10/25/2033		—	—	6,345,247	6,352,260	—	6,345,247	6,352,260
Bear Stearns Alt-A Trust	3.130	1/25/2035		—	—	9,724,258	9,724,258	—	9,724,258	9,724,258
Bear Stearns Asset-Backed Securities, Inc.	5.000	1/25/2034		4,810,993	4,755,426	—	—	—	4,810,993	4,755,426
Countrywide Alternative Loan Trust	3.050	3/25/2034		3,538,055	3,535,313	—	—	—	3,538,055	3,535,313
Countrywide Home Loan Mortgage Pass Through Trust	4.612	12/19/2033		3,874,379	3,760,240	—	—	—	3,874,379	3,760,240
Homebanc Mortgage Trust	3.100	3/25/2035		—	—	8,931,712	8,931,712	—	8,931,712	8,931,712
IMPAC CMB Trust	3.110	4/25/2035		—	—	9,904,341	9,907,436	—	9,904,341	9,907,436
IMPAC Secured Assets Common Owner Trust	3.120	12/25/2031				7,000,000	6,996,450	—	7,000,000	6,996,450
MLCC Mortgage Investors, Inc.	3.080	2/25/2030		—	—	8,943,616	8,943,616	—	8,943,616	8,943,616
Residential Accredit Loans	3.150	3/25/2034		—	—	5,904,059	5,909,996	—	5,904,059	5,909,996
Structured Asset Securities Corp.	5.500	7/25/2033		3,969,509	3,970,600	—	—	—	3,969,509	3,970,600

Collateralized Mortgage Obligations Total					16,021,580		56,765,727			72,787,307

Commercial Mortgage-Backed Securities			0.2%
Merrill Lynch Mortgage Investors, Inc.	1.017	12/15/2030		—	—	78,953,267	2,384,049	—	78,953,267	2,384,049
Nationslink Funding Corp.	6.888	11/10/2030		3,120,000	3,274,596	—	—	—	3,120,000	3,274,596

Commercial Mortgage-Backed Securities Total					3,274,596		2,384,049			5,658,645

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS					19,296,176		59,149,777			78,445,952

MUNICIPAL BONDS			0.4%

				Columbia Fixed Income Securities Fund		Nations Bond Fund
				Target Fund		Acquiring Fund		Pro forma	Pro Forma Combined
	Rate (%)	Maturity		Par	Market Value	Par	Market Value	Adjustments	Par	Market Value
Education			0.4%
Revenue Bond			0.4%
Arizona Educational Loan Marketing Corp.	3.010	12/1/2013		—	—	10,266,667	10,266,667	—	10,266,667	10,266,667

TOTAL MUNICIPAL BONDS					—		10,266,667			10,266,667

SHORT-TERM OBLIGATIONS			5.1%
U.S. Government Agencies and Obligations			5.1%
Federal Home Loan Bank Discount Notes		4/8/2005		—	—	90,000,000	89,952,750	—	90,000,000	89,952,750
Federal Home Loan Mortgage Corp. Discount Notes		4/8/2005		—	—	51,000,000	50,957,925	—	51,000,000	50,957,925
U.S. Treasury Bill	2.480	5/12/2005		5,880,000	5,863,393	—	—	—	5,880,000	5,863,393

TOTAL SHORT-TERM OBLIGATIONS					5,863,393		140,910,675			146,774,068

REPURCHASE AGREEMENTS			4.8%
ABN AMRO, Inc.				—	—	35,131,000	35,134,000	—	35,131,000	35,134,000
State Street Bank & Trust Co.				5,412,000	5,412,000	—	—	—	5,412,000	5,412,000
Wachovia Capital Markets				—	—	42,156,000	42,161,000	—	42,156,000	42,161,000
Wachovia Capital Markets				—	—	54,882,000	54,887,000	—	54,882,000	54,887,000

TOTAL REPURCHASE AGREEMENTS					5,412,000		132,182,000			137,594,000

Total Investments			100.0%		273,116,538		2,612,881,299			2,885,997,837
Other Assets & Liabilities, net			0.0%		823,000		(709,848,000)

Net Assets			100.0%		273,939,538		1,903,033,299			2,885,997,837

Investments at cost					272,468,000		2,614,195,000			2,886,663,000

Notes to Investment Portfolio

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to $78,109, which represents % of net assets.

(b) All or a portion of this security was on loan at March 31, 2005. The aggregate cost and market value of securities on loan at March 31, 2005 is $127,988 and $126,690, respectively.

(c) Step bond.

(d) Floating rate note. The interest rate shown reflects the rate as of March 31, 2005.

(e) Security, or a portion thereof, purchased on a delayed delivery basis.

(f) Zero coupon bond.

(g) Security pledged as collateral for open futures contracts and TBA’s.

(h) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

(i) Variable rate security. The interest rate shown reflects the rate as of March 31, 2005.

(j) This amount represents cash collateral received from securities lending activity.

(k) Cost for federal income tax purposes is $273,353,000 for the Columbia Fixed Income Securities Fund, $2,614,634,000 for the Nations Bond Fund and $2,887,987,000 for the funds combined.

At March 31, 2005, the fund had futures contracts open:

				Unrealized
		Value of contract	Market value of	appreciation/
	Number of	when opened	contracts	(depreciation)
Description	contracts	(000)	(000)	(000)

U.S. 5 year Treasury Note Futures (long position) expiring June 2005(a)	80	$8,612	$8,568	$(44)
U.S. 2 year Treasury Note Futures (long position) expiring June 2005(a)	95	19,718	19,654	(64)
U.S. 20 year Treasury Bond Futures (long position) expiring June 2005(a)	375	42,136	41,765	(371)
U.S. 10 year Treasury Note Futures (short position) expiring June 2005(a)	(161)	(17,733)	(17,591)	142

Total net unrealized appreciation				$(337)

(a)	Securities have been segregated as collateral for the Funds’ open futures contracts.

Written options for the year ended March 31, 2005, aggregated the following:

		Premium
	Number of	received
Summary of written options (Fund)	Contracts*	(000)

Outstanding at March 31, 2004	—	$—
Contracts opened	4	23
Contracts closed	—	—
Contracts expired	(4)	(23)

Outstanding at March 31, 2005	—	$—

*	1 contract = $1,000,000 notional amount.

At March 31, 2005, the Fund had forward foreign currency contracts outstanding:

					Unrealized
		Value of contract	Value of contract	Market value of	appreciation/
		when opened	when opened	contract	(depreciation)
	Local	(local currency)	(US dollars)	(US dollars)	(US dollars)
Description	Currency	(000)	(000)	(000)	(000)

Bond:
Contracts to Sell
Expiring April 19, 2005	Euro	(330)	$(433)	$(430)	$3
Expiring April 19, 2005	Euro	(540)	(714)	(701)	13
Expiring June 1, 2005	Euro	(114)	(147)	(148)	(1)

Total not unrealized depreciation					$15

ACRONYMS:
AUD	- Australian Dollar
CAD	- Canadian Dollar
EUR	- Euro Currency
GBP	- Great Britain Pund
JPY	- Japanese Yen
NOK	- Norwegian Krone
NZD	- New Zealand Dollar
PLN	- Polish Zloty
SEK	- Swedish Krona
STRIPS	- Separate Trading of Registered Interest and Principal of Securities
TBA	- To Be Anounced
USD	- U.S. Dollar

Pro -forma Combining
Statement of Assets & Liabilities
As of March 31, 2005 (unaudited)

	Columbia	Nations
	Fixed Income Securities	Bond
	Income Fund	Fund	Pro Forma		Pro Forma
(In thousands)	Target Fund	Acquiring Fund	Adjustments		Combined
Assets:
Investments, at cost	$273,477	$2,488,979	$—		$2,761,447
Affiliated Investments, at cost	$—	$125,216	$—		$125,216

Investments, at value	273,116	2,487,666	—		2,760,782
Affiliated Investments, at value	—	125,216	—		125,216
Cash	1	439	—		440
Foreign Currency		702			702
Unrealized appreciation on forward contracts		16			16
Receivable for:					—
Investments sold	152	9,481	—		9,633
Fund shares sold	53	1,486	—		1,539
Interest	2,131	17,822	—		19,953
Futures variation margin	—	234	—		234
Expense reimbursement due from Investment Advisor	—	31	—		31
Deferred Trustees’ compensation plan	4	—	—		4.00

Total Assets	275,457	2,643,093	—		2,918,550

Liabilities:
Collateral on securities loaned		132,182			132,182
Payable for:					—
Investments purchased	161	599,033			599,194
Fund shares repurchased	85	2,183	—		2,268
Distributions	891	5,378	—		6,268
Investment advisory fee	121	558	—		679
Administration fee		245	—		245
Unrealized appreciation on forward contracts		1			1
Transfer agent fee	138		—		138
Pricing and bookkeeping fees	16		—		16
Trustees’ fees	—	108	—		108
Audit fee	20		—		20
Custody fee	3		—		3
Distribution and service fees	9	16	—		25
Deferred compensation plan	4		—		4
Other liabilities	71	355	82		508

Total Liabilities	1,519	740,059	82		741,659

Net Assets	$273,938	$1,903,034	$(82)		$2,176,891

Composition of Net Assets:
Paid-in capital	$272,860	$1,896,231	—		$2,169,091
Overdistributed net investment income	(51)	3,094	(82)		$(287)
Accumulated net realized gain (loss)	(1,490)	5,348	—		$9,078
Unrealized appreciation on investments	(361)	(1,313)			$(665)
Unrealized appreciation on futures and foreign currency	—	(326)	—		(326)

Net Assets	$273,938	$1,903,034	$(82)		$2,176,891

Investors A:
Net assets	$—	$30,409,001	$12,309,775	(d)	$42,718,776
Shares outstanding	—	3,101,461	1,255,493	(d)	4,356,954

Net asset value per share (b)	$—	$9.80			$9.80

Maximum sales charge		3.25%
Maximum offering price per share (c)		10.13

Investors B: (a)
Net assets	$—	$9,706,887	$3,924,553	(d)	$13,631,440
Shares outstanding	—	989,641	400,118	(d)	1,389,759

Net asset value, offering and redemption price per share	$—	$9.81			$9.81

Investors C: (a)
Net assets	$—	$1,470,218	$1,708,031	(d)	$3,178,249
Shares outstanding	—	149,967	174,225	(d)	324,192

Net asset value, offering and redemption price per share	$—	$9.80			$9.80

Primary A: (a)
Net assets	$—	$1,861,447,560	$255,914,508	(d)	$2,117,362,068
Shares outstanding	—	189,711,109	26,232,094	(d)	215,943,203

Net asset value, offering and redemption price per share	$—	$9.81			$9.81

Class A: (a)
Net assets	$12,313,475	$—	$(12,313,475)		$—
Shares outstanding	937,543	—	(937,543)		—

Net asset value per share (b)	$13.13	$—			$—

Maximum sales charge
Maximum offering price per share (c)

Class B: (a)
Net assets	$3,925,733	$—	$(3,925,733)		$—
Shares outstanding	298,895	—	(298,895)		—

Net asset value and offering price per share (b)	$13.13	$—			$—

Class C: (a)
Net assets	$233,003	$—	$(233,003)		$—
Shares outstanding	17,741	—	(17,741)		—

Net asset value and offering price per share (b)	$13.13	$—			$—

Class D: (a)
Net assets	$1,475,540	$—	$(1,475,540)		$—
Shares outstanding	112,348	—	(112,348)		—

Net asset value and offering price per share (b)	$13.13	$—			$—

Class Z: (a)
Net assets	$255,991,426	$—	$(255,991,426)		$—
Shares outstanding	19,491,168	—	(19,491,168)		—

Net asset value and offering price per share (b)	$13.13	$—			$—

(a) Class A, B, C, D and Z shares of Columbia Fixed Income Securities Fund are exchanged for Investor A, B, C, C and Primary A shares of Nations Bond Fund based on the net asset value per share of Nations Bond Fund’s Investor A, B, C, C and Primary A shares, respectively, at the time of the merger.

(b) Redemption price per share is equal to net assets value less any applicable contingent deferred sales charge.

(c) On sales of $50,000 or more the offering price is reduced.

(d) Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization as approved by the Board of Trustees of $82,310 and $0 to be borne by Columbia Fixed Income Securities Fund and Nations Bond Fund, respectively.

(e) Reflects estimated shares issued to Target fund at the time of the merger.

Pro- forma Combining
Statement of Operations
For the Twelve Months Ended March 31, 2005 (unaudited)

	Columbia		Nations
	Fixed Income		Bond
	Securities Fund		Fund	Pro Forma		Pro Forma
(In thousands)	Target Fund		Acquiring Fund	Adjustments		Combined
Investment Income:
Interest (Net of foreign withholding taxes of $-, $18, respectively)	$12,229		$77,954	$—		$90,183
Dividend income from affiliated funds			2,560
Security lending	—		147	—		$147

Total Investment Income	12,229		80,661	—		90,330

Expenses:
Investment advisory fee	1,649		7,919	(1,596)		7,972	(e)
Administration fee			4,112	(506)		3,606	(e)(g)
Distribution fee:
Class B / Investor B	32		84	—		116	(a)
Class C / Investor C	1		12	14		27	(g)
Class D	13		—	(13)		—	(g)
Service fee:
Class A / Investor A	27		84	—		111	(a)
Class B / Investor B	11		28	—		39	(a)
Class C / Investor C		(c)	4	4		8	(g)
Class D	4		—	(4)		—	(g)
Transfer agent fee:	711		588	(772)		527	(f)(g)
Pricing and bookkeeping fees	133		—	34		167	(e)
Trustees’ fees	11		27	(4)		34	(b)
Printing fees	128		36	(19)		145	(b)
Custody fee	23		188	—		211
Registration fees	60		44	(56)		48	(b)
Legal and audit	50		118	(40)		128	(b)
Non-Recurring Costs (see Note 5)	17		565	—		582
Other expenses	14		152	—		166

Total Expenses	2,884		13,961	(2,958)		13,887
Fees and expenses waived or reimbursed by Investment Advisor			(1,057)	1,057		—	(b)
Fees waived by Distributor - Class C	—	(c)	—	—	(c)	—	(g)
Fees waived by Distributor - Class D	(3)		—	3		—	(g)
Custody earnings credit	—		(23)	—		(23)
Non-recurring costs assumed by Investment Advisor (see Note 5)	(17)		(565)	—		(582)

Net Expenses	2,864		12,316	(1,898)		13,282

Net Investment Income	9,365		68,345	1,898		77,048

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain/(loss) on investments	—		—	—		—
Security transactions	1,753		23,914			25,667
Swap contracts, Options and Futures			4,124			4,124
Foreign currency and net other assets			(2,586)			(2,586)
Net change in unrealized appreciation/depreciation on						—
Securities	(14,489)		(66,932)			(81,421)
Swap contracts and Futures	10		641			651
Foreign currency and net other assets	—		988	—		988

Net	(12,726)		(39,851)	—		(52,577)

Net Increase in Net Assets from Operations	$(3,361)		$28,494	$1,898		$24,471

(a) Based on the contract in effect for Nations Bond Fund, the surviving fund.

(b) Reflects elimination of duplicate expenses achieved as a result of merging funds.

(c) Amount rounds to less than $1,000.

(d) Based on new pricing and bookkeeping agreement

(e) Certain fees have been reduced based on the terms of the New York Attorney General Settlement. See Note 6 of the notes to the financial statements.

(f) Reflects the reduction of fees due to the consolidation of transfer agency services with one vendor.

(g) Adjustment to realign Columbia Fixed Income Securities Fund’s fees to Nations Bond Fund’s current fee structure.

NATIONS BOND FUND
AND
COLUMBIA FIXED INCOME SECURITIES FUND

PRO FORMA COMBINING FINANCIAL STATEMENTS

Notes to Financial Statements
March 31, 2005
(unaudited)

Note 1. Organization

Nations Bond Fund (the “Acquiring Fund”), a series of Nations Funds Trust (the “Trust”), is a Delaware business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Columbia Fixed Income Securities Fund (“Target Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Acquiring Fund seeks total return by investing in investment grade fixed income securities. The Target Fund seeks a high level of income by investing in a broad range of debt securities with intermediate to long-term maturities.

Fund Shares

The Acquiring Fund and the Target Fund each may issue an unlimited number of shares. The Acquiring Fund offers four classes of shares: Primary A, Investor A, Investor B and Investor C shares. The Target Fund offers five classes of shares: Class A, Class B, Class C, Class D and Class Z. As a result of the merger, Class A, Class B, Class C, Class D and Class Z shares of the Target Fund are exchanged for new Primary A, Investor A, Investor B and Investor C shares of the Aquiring Fund. Each share class has its own expense structure.

Note 2. Basis of Combination

The accompanying pro-forma financial statements are presented to show the effect of the proposed merger of the Target Fund by the Acquiring Fund as if such merger had occurred on April 1, 2005. The following notes refer to the accompanying pro-forma financial statements of such proposed merger.

Under the terms of the merger, the combination of the Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger will be accomplished by a combination of the net assets of the Target Fund into the Acquiring Fund in exchange for new shares of the Acquiring Fund at net asset value.

The Pro Forma Investment Portfolio and Pro Forma Statement of Assets and Liabilities of the Target Fund and Acquiring Fund have been combined to reflect balances as of March 31, 2005. The Pro Forma Statement of Operations of the Target Fund and Acquiring Fund has been combined to reflect twelve months ended March 31, 2005. Banc of America Capital Management, LLC. (“BACAP”) expects that all of the securities held by the Target Fund as of March 31, 2005, would comply with the compliance guidelines and/or investment restrictions of the Acquiring Fund.

Following the merger the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated.

The accompanying pro-forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included within their respective annual shareholder reports dated March 31, 2005 and December 31, 2004 for the Acquiring Fund and the Target Fund, respectively, as well as the semi-annual shareholder reports dated September 30, 2004 and June 30, 2004 for the Acquiring Fund and the Target Fund, respectively.

Note 3. Significant Accounting Policies

The Acquiring Fund and the Target Fund use the identical policy for security valuation. Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Certain securities may be valued based upon quotes provided by one or more principal market makers.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Options

The Fund may write call and put options on futures it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss. The Fund’s custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Forward foreign currency transactions

The Fund may enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency to ‘‘lock in’’ the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment advisor or sub-advisor believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Fund from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statement of assets and liabilities. In addition, the Fund could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Securities Lending

Under an agreement with Bank of New York (“BNY”), the Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of the collateral. The cash collateral received is invested in repurchase agreements. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to the borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral. The income earned by each Fund from securities lending is included in its Statement of Operations.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Note 4. Fees and Compensations Paid to Affiliates

Investment Advisory Fee

BACAP, a wholly-owned subsidiary of Bank of America, N.A. (‘‘Bank of America’’), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, is the investment advisor to the Acquiring Fund. Effective December 1, 2004, BACAP is entitled to receive an investment advisory fee, calculated daily and payable monthly, based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.40%
$500 million to $1 billion	0.35%
$1 billion to $1.5 billion	0.32%
$1.5 billion to $3 billion	0.29%
$3 billion to $6 million	0.28%
Over $6 billion	0.27%

Prior to December 1, 2004, BACAP received a monthly investment advisory fee at the annual rate of 0.40% of the Fund’s average daily net assets. For the year ended March 31, 2005, the Fund’s effective investment advisory fee rate was 0.40%.

Administration Fee

BACAP Distributors, LLC (‘‘BACAP Distributors’’), a wholly-owned subsidiary of Bank of America, provides administrative and other services to the Fund. Effective December 1, 2004, BACAP Distributors is entitled to receive an administration fee, computed daily and paid monthly, at the annual rate of 0.15% of the Fund’s average daily net assets. Prior to December 1, 2004, BACAP Distributors received a monthly administration fee at the annual rate of 0.05% of the Fund’s average daily net assets. For the year ended March 31, 2005, the Fund’s effective administration fee rate was 0.04%.

Transfer Agent Fee

PFPC Inc. serves as the transfer agent for the Fund’s shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Fund. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Fund. For the year ended March 31, 2005, Bank of America earned $61,000 in sub-transfer agent fees from the Fund for providing such services. This amount is included in ‘‘Transfer agent fees’’ in the Fund’s Statement of Operations.

Underwriting Discounts, Service and Distribution Fees

BACAP Distributors serves as the distributor of the Fund’s shares. For the year ended March 31, 2005, the Distributor has retained net underwriting discounts of $8,000 on sales of the Fund’s Investor A shares and received net CDSC fees of $0, $26,000 and less than $500 on Investor A, Investor B and Investor C share redemptions, respectively.

The Fund has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C shares of the Fund and a combined distribution and shareholder servicing plan for Investor A Shares of the Fund. The shareholder servicing plans permit the Fund to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of the Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the year ended March 31, 2005, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

	Current	Plan
	Rate	Limit
Investor A Combined Distribution and Shareholder Servicing Plan	0.25%	0.25%
Investor B and Investor C Shareholder Servicing Plans	0.25%	0.25%
Investor B and Investor C Distribution Plans	0.75%	0.75%

Fees Paid to Officers and Trustees

With the exception of one officer, no officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Fund for serving as Trustee or Officer of the Trust. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund’s fee for the Office of the Chief Compliance Officer will not exceed $15,000 per year.

The Fund’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Fund’s assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in ‘‘Trustees’ fees and expenses’’ in the Statement of operations. The liability for the deferred compensation plan is included in ‘‘Accrued Trustees’ fees and expenses’’ in the Statement of assets and liabilities.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Other

The Fund has made daily investments of cash balances in Nations Cash Reserves, another portfolio of the Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Fund from such investments is included in its Statement of operations as ‘‘Dividend income from affiliated funds.’’ BACAP and BACAP Distributors earn advisory and administration fees on the investments made in the Nations Cash Reserves in addition to the advisory and administration fees earned by BACAP and BACAP Distributors from the Fund. For the year ended March 31, 2005, BACAP and BACAP Distributors earned $380,000 of investment advisory Fees and $196,000 of administration fees, respectively, related to investments in affiliated funds.

A significant portion of the Fund’s Primary A shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

Expense Limits and Fee Reimbursements

BACAP and/or BACAP Distributors have agreed to waive fees and reimburse the Fund through July 31, 2005 for certain expenses to the extent that total expenses (exclusive of interest expense, shareholder servicing and distribution fees) exceed 0.60% annually of the Fund’s average daily net assets.

BACAP and/or BACAP Distributors is entitled to recover from the Fund any fees waived or expenses reimbursed by BACAP and/or BACAP Distributors during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

As of March 31, 2005, the amounts potentially recoverable by BACAP and/or BACAP Distributors pursuant to this arrangement within two years and three years are $1,044 and $100, respectively.

Note 5. Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Target Fund shareholders in connection with the proposed merger. The number of shares assumed to be issued is equal to the net asset value of the Target Fund divided by the net asset value per share of the Acquiring Fund as of March 31, 2005. The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at March 31, 2005.

	Shares of	Additional Shares	Total Shares
	Acquiring Fund	Assumed Issued	Outstanding
Class of Shares	Pre-Combination	with Merger	Post Combination

Investor A	3,101,461	1,255,493	4,356,954
Investor B	989,641	400,118	1,389,759
Investor C	149,967	174,225	324,192
Primary A	189,711,109	26,232,094	215,943,203

Note 6. Contingencies and Other Events

On February 9, 2005, BACAP and BACAP Distributors entered into an Assurance of Discontinuance with the New York Attorney General (the ‘‘NYAG Settlement’’) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the ‘‘SEC’’) (the ‘‘SEC Order’’). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP and its affiliate, Banc of America Securities, LLC (‘‘BAS’’) have agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc. — the investment advisor to and distributor of the Columbia Funds, respectively, — to reduce Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. BACAP and BACAP Distributors are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan to be developed by the independent distribution consultant. The distribution plan must be based on a methodology developed in consultation with the BACAP, BACAP Distributors and the independent trustees of the Nations Funds and not unacceptable to the staff of the SEC. Although the distribution plan has not yet been formulated, it is anticipated that a significant portion of the settlement fund will be paid to shareholders or mutual funds of other mutual fund complexes that may have been harmed by the trading of the third parties referenced in the Settlements through systems provided by BAS. At this time, the distribution plan is still under development. As such, any gain to the Nations Funds or their shareholders cannot currently be determined. More specific information on the distribution plan will be communicated on a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively ‘‘BAC’’), Nations Funds Trust and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ‘‘MDL’’). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 16, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a motion to dismiss that is pending, and no discovery has been taken. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

For the fiscal year ended March 31, 2005, Bank of America Corporation has assumed $6.7 million of legal, shareholder communications, audit related, transfer agent, consulting and Trustee costs and fees incurred by the Funds impacted in connection with the regulatory and civil litigation matters discussed above. These non-recurring costs were allocated to the Funds based on their respective average nets assets for the year ended March 31, 2005. These non-recurring costs on a per Fund basis are shown in that Fund’s respective Statement of operations. Because these costs were borne by Bank of America Corporation and not any Fund, an offsetting waiver of these costs is also presented in each respective Fund’s Statement of operations as, ‘‘Costs assumed by Bank of America Corporation’’. The impact to the expense ratio of each impacted Fund is reflected in the Fund’s Financial highlights.

NATIONS FUNDS TRUST

One Bank of America Plaza
33rd Floor
Charlotte, NC 28255
1-800-653-9427

FORM N-14

PART C

OTHER INFORMATION

Item 15. Indemnification.

          Article VII of the Declaration of Trust filed as Exhibit 1 to the Registration Statement (defined below) is incorporated by reference. Indemnification of the Registrant’s administrator, distributor, custodian and transfer agents is provided for, respectively, in the Registrant’s:

1.	Administration Agreement with BACAP Distributors, LLC (“BACAP Distributors”);

2.	Sub-Administration Agreement with The Bank of New York (“BNY”) and BACAP Distributors;

3.	Distribution Agreement with BACAP Distributors;

4.	Custody Agreement with BNY;

5.	Custody Agreement with Bank of America, N.A. (“Bank of America”)

6.	Transfer Agency and Services Agreement with PFPC Inc. (“PFFC”); and

7.	Sub-Transfer Agency and Services Agreement with PFFC and Bank of America.

          The Registrant has entered into a Cross Indemnification Agreement with Nations Master Investment Trust (“Master Trust”) and Nations Separate Account Trust (“Separate Account Trust”) dated February 14, 2000 under which they will each indemnify and hold harmless the Registrant against any losses, claims, damages or liabilities, to which the Registrant may become subject, under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”) or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any prospectuses, any preliminary prospectuses, the registration statements, any other prospectuses relating to the securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the “Offering Documents”), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Registrant by them expressly for use therein; and will reimburse the Registrant for any legal or other expenses reasonably incurred by the Registrant in connection with investigating or defending any such action or claim; provided, however, that Master Trust and Separate Account Trust shall not be liable in any such case to the extent that any such loss,

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claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to Master Trust and Separate Account Trust by the Registrant expressly for use in the Offering Documents.

          Promptly after receipt by an indemnified party above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against the indemnifying party under such subsection, notify the indemnifying party in writing of the commencement thereof; but the omission to so notify the indemnifying party shall not relieve it from any liability which it may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party of the commencement thereof, the indemnifying party shall be entitled to participate therein and, to the extent that it shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party to such indemnified party of its election so to assume the defense thereof, the indemnifying party shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

          The Trustees also have each separately entered into an irrevocable agreement with the Registrant embodying and formalizing the indemnification provision, set forth in the Registrant’s Declaration of Trust.

          The Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

          Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any act, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits.

          All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-89661; 811-9645).

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Exhibit Number	Description
(1)	Amended and Restated Declaration of Trust last amended July 28, 2003, incorporated by reference to Post-Effective No. 35, filed July 30, 2004.

(2)	Not Applicable.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization, filed herewith.

(5)	Not Applicable.

(6)(a)	Investment Advisory Agreement with Banc of America Capital Management, LLC (“BACAP”) dated January 1, 2003, Schedule I amended on December 1, 2004, incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement, filed on May 6, 2005.

(6)(b)	BACAP Assumption Agreement on behalf of the LifeGoal Portfolios dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed on June 18, 2003.

(6)(c)	Investment Advisory Agreement between BACAP and the Registrant on behalf of the Fixed Income Sector Portfolios dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed on June 18, 2003.

(6)(d)	BACAP Assumption Agreement on behalf of the Fixed Income Sector Portfolios dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement, filed on June 18, 2003.

(6)(e)	Investment Sub-Advisory Agreement among BACAP, Brandes Investment Partners, L.P. and the Registrant dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed on July 31, 2003.

6(f)	Investment Sub-Advisory Agreement among BACAP, Marsico Capital Management, LLC (“Marsico Capital”) and the Registrant dated November 2, 2004, filed on May 6, 2005.

(7)	Distribution Agreement with BACAP Distributors dated January 1, 2003, Schedule I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed on July 30, 2005.

3

Exhibit Number	Description
(8)	Deferred Compensation Bonus Plan dated December 9, 1999, last amended November 19, 2003, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(9)(a)	Amended and Restated Custody Agreement between the Registrant and BNY dated July 2, 2001, Schedule I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(9)(b)	Custody Agreement between the Registrant and Bank of America, N.A. on behalf of the LifeGoal Portfolios (except Nations LifeGoal Income Portfolio) dated June 8, 2001, incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement, filed July 31, 2001.

(10)(a)	Shareholder Servicing and Distribution Plan relating to Investor A Shares, Exhibit A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(10)(b)	Distribution Plan relating to Investor B Shares, Exhibit A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(10)(c)	Distribution Plan relating to Investor C Shares, Exhibit A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(10)(d)	Distribution Plan relating to Daily Class Shares, Exhibit A amended October 8, 2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003.

(10)(e)	Distribution Plan relating to Investor Class Shares, Exhibit A amended October 8, 2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003.

(10)(f)	Distribution Plan relating to Liquidity Class Shares, Exhibit A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(10)(g)	Distribution Plan relating to Market Class Shares, Exhibit A amended October 8, 2002, incorporated by reference to Post-Effective Amendment No. 32, filed July 31, 2003.

(10)(h)	Distribution Plan relating to Service Class Shares, Exhibit A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(11)	Opinion and Consent of Counsel – Morrison & Foerster LLP, filed herewith.

4

Exhibit Number	Description
(12)	See Item 17 (3) of this Part C.

13(a)	Administration Agreement between the Registrant and BACAP Distributors dated January 1, 2003, Schedule A amended January 23, 2004, Schedule B amended December 1, 2004, incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement, filed May 6, 2005.

(13)(b)	Sub-Administration Agreement among the Registrant, BNY and BACAP Distributors dated January 1, 2003, Schedule I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(c)	Shareholder Servicing Plan relating to Investor B Shares, Exhibit I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(d)	Shareholder Servicing Plan relating to Investor C Shares, Exhibit I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(e)	Shareholder Servicing Plan relating to Adviser Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed July 31, 2002.

(13)(f)	Shareholder Servicing Plan relating to Daily Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed July 31, 2002.

(13)(g)	Shareholder Servicing Plan relating to Investor Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed July 31, 2002.

(13)(h)	Shareholder Servicing Plan relating to Liquidity Class Shares, Exhibit I amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(i)	Shareholder Servicing Plan relating to Market Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed July 31, 2002.

(13)(j)	Shareholder Servicing Plan relating to Marsico Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(k)	Shareholder Servicing Plan relating to Service Class Shares, Schedule I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed July 31, 2002.

5

Exhibit Number	Description
(13)(l)	Shareholder Administration Plan relating to Investor A Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(13)(m)	Shareholder Administration Plan relating to Investor B and Investor C Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed July 31, 2002 and Post-Effective Amendment No. 35 filed July 30, 2004.

(13)(n)	Shareholder Administration Plan relating to Institutional Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed July 31, 2002 and Post-Effective Amendment No. 35 filed July 30, 2004.

Shareholder Administration Plan relating to Marsico Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(13)(o)	Shareholder Administration Plan relating to Trust Class Shares, Exhibit I amended May 10, 2002, incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed July 31, 2002 and Post-Effective Amendment No. 35 filed July 30, 2004.

(13)(p)	Transfer Agency and Services Agreement between PFPC (formerly First Data Investor Services Group, Inc.) and the Nations Funds family dated June 1, 1995, Schedule G dated March 31, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(q)	Adoption Agreement and Amendment to Transfer Agency and Services Agreement dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement, filed February 10, 2000.

(13)(r)	Amendment to Transfer Agency and Services Agreement dated January 1, 1999, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(s)	Sub-Transfer Agency Agreement between PFPC and Bank of America, dated September 11, 1995, Schedule A amended January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(t)	Amendment No. 1 to the Sub-Transfer Agency and Services Agreement dated January 3, 2000, incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement, filed December 27, 2000.

6

Exhibit Number	Description
(13)(u)	Amendment No. 2 to the Sub-Transfer Agency and Services Agreement dated December 1, 2000, incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement, filed December 27, 2000.

(13)(v)	Amended and Restated Foreign Custody Manager Agreement between BNY and the Nations Funds family dated July 2, 2001, Appendix dated January 23, 2004, incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement, filed July 30, 2004.

(13)(w)	Cross Indemnification Agreement among Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations Master Investment Trust and the Registrant dated February 14, 2000, incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement, filed February 10, 2000.

(14)	Consent of Independent Accountants — PricewaterhouseCoopers LLP, filed herewith.

(15)	Not Applicable.

(16)(a)	Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau, Jr., William A. Hawkins, R. Glenn Hilliard, William P. Carmichael, incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement, filed May 6, 2005.

(17)(a)	Form of Proxy Ballot, filed herewith.

(17)(b)	Prospectuses of Columbia Tax-Managed Value Fund of Columbia Funds Trust I dated March 1, 2005; Columbia MidCap Value Fund and Columbia Intermediate Government Income Fund of Columbia Funds Trust III dated September 1, 2004 and February 1, 2005 respectively; Columbia Large Company Index Fund, Columbia Small Company Index Fund, both dated August 1, 2004 and Columbia Florida Intermediate Municipal Bond Fund of Columbia Funds Trust V dated March 1, 2005; Columbia Growth &Income Fund of Columbia Funds Trust VI dated December 1, 2004; Columbia Short Term Bond Fund, Inc dated January 1, 2005; Columbia Fixed Income Securities Fund, Inc. dated January 1, 2005; and Nations Short-Intermediate Government Fund and Nations Florida Municipal Fund of Nations Funds Trust, dated August 1, 2004, are incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement, as filed on July 30, 2004.

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Exhibit Number	Description
(17)(c)	Statements of Additional Information for Columbia Tax-Managed Value Fund of Columbia Funds Trust I dated March 1, 2005; Columbia MidCap Value Fund and Columbia Intermediate Government Income Fund of Columbia Funds Trust III dated September 1, 2004 and February 1, 2005 respectively; Columbia Large Company Index Fund, Columbia Small Company Index Fund, both dated August 1, 2004 and Columbia Florida Intermediate Municipal Bond Fund of Columbia Funds Trust V dated March 1, 2005; Columbia Growth &Income Fund of Columbia Funds Trust VI dated December 1, 2004; Columbia Short Term Bond Fund, Inc dated January 1, 2005; Columbia Fixed Income Securities Fund, Inc. dated January 1, 2005; and Nations Short-Intermediate Government Fund and Nations Florida Municipal Fund of Nations Funds Trust, dated August 1, 2004, are incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement, as filed on July 30, 2004.

Item 17. Undertakings.

(1)	Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

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SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, State of North Carolina on the 15th day of June, 2005.

NATIONS FUNDS TRUST

By:	*

Christopher Wilson President and Chief Executive Officer

By:	/s/ R. Scott Henderson

R. Scott Henderson
*Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on N-14 has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE
*	Chairman	June 15, 2005

(William P. Carmichael)	of the Board of Trustees

*	Chief Financial Officer	June 15, 2005

(J. Kevin Connaughton)	(Principal Financial
Officer)

*	Trustee	June 15, 2005

(Edward J. Boudreau, Jr.)

*	Trustee	June 15, 2005

(William A. Hawkins)

*	Trustee	June 15, 2005

(R. Glenn Hilliard)

*	Trustee	June 15, 2005

(Minor Mickel Shaw)

By:	/s/ R. Scott Henderson

R. Scott Henderson *Attorney-in-Fact